UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-833-7113

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1.	Reports to Stockholders.

AZL® BlackRock Capital Appreciation Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,058.50	$5.10	1.00%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	36.5%
Health Care	23.8
Consumer Discretionary	21.1
Financials	7.6
Industrials	4.1
Energy	3.1
Consumer Staples	2.6
Materials	0.9

Total Common Stocks	99.7
Securities Held as Collateral for Securities on Loan	14.3
Money Market	0.5

Total Investment Securities	114.5
Net other assets (liabilities)	(14.5)

Net Assets	100.0%

1

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Airlines (1.6%):
65,136	Delta Air Lines, Inc.	$2,675,787
99,554	Spirit Airlines, Inc.*^	6,182,303

		8,858,090

Auto Components (0.9%):
60,092	Delphi Automotive plc	5,113,228

Banks (1.9%):
156,326	JPMorgan Chase & Co.^	10,592,650

Beverages (1.5%):
72,399	Constellation Brands, Inc., Class A	8,399,732

Biotechnology (6.7%):
108,806	United Therapeutics Corp.*^	18,926,803
149,724	Vertex Pharmaceuticals, Inc.*	18,487,920

		37,414,723

Chemicals (0.9%):
44,597	Ecolab, Inc.^	5,042,583

Consumer Finance (1.2%):
121,010	Discover Financial Services	6,972,596

Diversified Financial Services (3.5%):
82,745	Berkshire Hathaway, Inc., Class B*	11,262,422
77,977	Moody’s Corp.	8,418,397

		19,680,819

Food & Staples Retailing (1.1%):
56,649	CVS Health Corp.	5,941,347

Health Care Providers & Services (4.7%):
55,133	Humana, Inc.	10,545,840
129,499	UnitedHealth Group, Inc.	15,798,878

		26,344,718

Internet & Catalog Retail (8.7%):
144,638	Alibaba Group Holding, Ltd., ADR*^	11,899,368
19,619	Amazon.com, Inc.*	8,516,412
21,304	Netflix, Inc.*	13,995,450
167,492	TripAdvisor, Inc.*^	14,595,252

		49,006,482

Internet Software & Services (15.2%):
37,388	Baidu, Inc., ADR*	7,443,203
324,044	Facebook, Inc., Class A*	27,791,635
47,797	Google, Inc., Class A*	25,812,292
37,569	LinkedIn Corp., Class A*	7,762,882
494,100	Tencent Holdings, Ltd.^	9,838,144
175,449	Yahoo!, Inc.*	6,893,391

		85,541,547

IT Services (7.4%):
44,365	Alliance Data Systems Corp.*^	12,951,918
81,521	MasterCard, Inc., Class A	7,620,583
313,510	Visa, Inc., Class A	21,052,197

		41,624,698

Media (5.9%):
259,601	Liberty Global plc, Class A*	14,036,626
350,639	Twenty-First Century Fox, Inc.	11,411,546
67,006	Walt Disney Co. (The)^	7,648,065

		33,096,237

Shares or Principal Amount		Fair Value
Common Stocks, continued
Multiline Retail (2.7%):
197,623	Dollar General Corp.	$15,363,212

Oil, Gas & Consumable Fuels (3.1%):
87,259	Concho Resources, Inc.*^	9,935,309
841,419	Palantir Technologies, Inc.*(a)	7,244,618

		17,179,927

Pharmaceuticals (12.4%):
392,625	AbbVie, Inc.	26,380,474
38,543	Allergan plc*	11,696,259
50,845	Mallinckrodt plc*	5,985,473
80,913	Perrigo Co. plc	14,955,150
49,112	Valeant Pharmaceuticals International, Inc.*	10,910,230

		69,927,586

Real Estate Investment Trusts (REITs) (1.0%):
68,782	Crown Castle International Corp.	5,523,195

Road & Rail (2.5%):
144,269	Union Pacific Corp.	13,758,935

Software (6.8%):
75,068	Mobileye NV*^	3,991,366
259,456	Oracle Corp.^	10,456,077
240,968	Salesforce.com, Inc.*	16,778,602
51,484	Splunk, Inc.*^	3,584,316
41,426	Workday, Inc., Class A*^	3,164,532

		37,974,893

Specialty Retail (2.8%):
90,056	Home Depot, Inc. (The)	10,007,923
55,741	Restoration Hardware Holdings, Inc.*^	5,441,994

		15,449,917

Technology Hardware, Storage & Peripherals (5.0%):
225,744	Apple, Inc.	28,313,941

Textiles, Apparel & Luxury Goods (2.2%):
76,575	Lululemon Athletica, Inc.*^	5,000,348
67,356	Nike, Inc., Class B	7,275,795

		12,276,143

Total Common Stocks (Cost $456,742,481)		559,397,199

Securities Held as Collateral for Securities on Loan (14.3%):
$80,140,297	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	80,140,297

Total Securities Held as Collateral for Securities on Loan (Cost $80,140,297)		80,140,297

Unaffiliated Investment Company (0.5%):
2,679,801	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	2,679,801

Total Unaffiliated Investment Company (Cost $2,679,801)		2,679,801

Total Investment Securities (Cost $539,562,579)(d) —114.5%		642,217,297
Net other assets (liabilities) — (14.5)%		(81,386,390)

Net Assets — 100.0%		$560,830,907

Continued

2

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $79,451,205.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 1.29% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(c)	The rate represents the effective yield at June 30, 2015.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Canada	2.5%
Cayman Islands	1.2%
China	3.4%
Ireland (Republic of)	2.3%
Israel	0.6%
United Kingdom	0.8%
United States	89.2%

100.0%

See accompanying notes to the financial statements.

3

AZL BlackRock Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$539,562,579

Investment securities, at value*	$642,217,297
Interest and dividends receivable	100,978
Foreign currency, at value (cost $94)	94
Receivable for capital shares issued	4,286
Receivable for investments sold	1,121,593
Reclaims receivable	326
Prepaid expenses	853

Total Assets	643,445,427

Liabilities:
Payable for investments purchased	1,743,800
Payable for capital shares redeemed	230,100
Payable for collateral received on loaned securities	80,140,297
Manager fees payable	331,200
Administration fees payable	13,976
Distribution fees payable	118,285
Custodian fees payable	8,376
Administrative and compliance services fees payable	544
Trustee fees payable	3,664
Other accrued liabilities	24,278

Total Liabilities	82,614,520

Net Assets	$560,830,907

Net Assets Consist of:
Capital	$312,636,101
Accumulated net investment income/(loss)	(907,916)
Accumulated net realized gains/(losses) from investment transactions	146,448,071
Net unrealized appreciation/(depreciation) on investments	102,654,651

Net Assets	$560,830,907

Shares of beneficial interest (unlimited number of shares authorized, no par value)	28,445,544
Net Asset Value (offering and redemption price per share)	$19.72

*	Includes securities on loan of $79,451,205.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$1,911,747
Income from securities lending	78,450
Foreign withholding tax	(3,022)

Total Investment Income	1,987,175

Expenses:
Manager fees	2,313,411
Administration fees	74,869
Distribution fees	722,940
Custodian fees	15,892
Administrative and compliance services fees	3,743
Trustee fees	14,968
Professional fees	16,248
Shareholder reports	16,005
Other expenses	6,189

Total expenses before reductions	3,184,265
Less expenses voluntarily waived/reimbursed by the Manager	(289,174)

Net expenses	2,895,091

Net Investment Income/(Loss)	(907,916)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	32,752,058
Change in net unrealized appreciation/depreciation on investments	1,833,397

Net Realized/Unrealized Gains/(Losses) on Investments	34,585,455

Change in Net Assets Resulting From Operations	$33,677,539

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL BlackRock Capital Appreciation Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(907,916)	$(2,079,421)
Net realized gains/(losses) on investment transactions	32,752,058	116,923,544
Change in unrealized appreciation/depreciation on investments	1,833,397	(67,502,717)

Change in net assets resulting from operations	33,677,539	47,341,406

Dividends to Shareholders:
From net realized gains	—	(59,367,203)

Change in net assets resulting from dividends to shareholders	—	(59,367,203)

Capital Transactions:
Proceeds from shares issued	7,813,296	15,715,895
Proceeds from dividends reinvested	—	59,367,203
Value of shares redeemed	(72,805,763)	(182,044,463)

Change in net assets resulting from capital transactions	(64,992,467)	(106,961,365)

Change in net assets	(31,314,928)	(118,987,162)
Net Assets:
Beginning of period	592,145,835	711,132,997

End of period	$560,830,907	$592,145,835

Accumulated net investment income/(loss)	$(907,916)	$—

Share Transactions:
Shares issued	401,700	850,880
Dividends reinvested	—	3,348,404
Shares redeemed	(3,743,998)	(9,905,890)

Change in shares	(3,342,298)	(5,706,606)

See accompanying notes to the financial statements.

5

AZL BlackRock Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$18.63		$18.97	$14.29	$12.57	$13.83	$11.73

Investment Activities:
Net Investment Income/(Loss)	(0.03)		(0.07)	(0.03)	0.09	0.01	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	1.12		1.70	4.80	1.64	(1.27)	2.24

Total from Investment Activities	1.09		1.63	4.77	1.73	(1.26)	2.23

Dividends to Shareholders From:
Net Investment Income	—		—	(0.09)	(0.01)	—	(0.01)
Net Realized Gains	—		(1.97)	—	—	—	(0.12)
Return of Capital	—		—	—	—	—	—	*

Total Dividends	—		(1.97)	(0.09)	(0.01)	—	(0.13)

Net Asset Value, End of Period	$19.72		$18.63	$18.97	$14.29	$12.57	$13.83

Total Return(a)	5.85	%(b)	9.11%	33.44%	13.73%	(9.11)%	19.20%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$560,831		$592,146	$711,133	$557,823	$477,619	$562,801
Net Investment Income/(Loss)(c)	(0.31)%		(0.34)%	(0.22)%	0.62%	0.05%	(0.06)%
Expenses Before Reductions(c) (d)	1.10%		1.10%	1.11%	1.11%	1.13%	1.13%
Expenses Net of Reductions(c)	1.00%		1.00%	1.00%	1.01%	1.02%	1.00%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.00%		1.00%	1.01%	1.01%	1.02%	1.00%
Portfolio Turnover Rate(f)	32	%(b)	101%	161%	62%	81%	80	%(g)

*	Represents less than $0.005.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 81%.

See accompanying notes to the financial statements.

6

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Capital Appreciation Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $93.4 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $7,748 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Capital Management, Inc. (“BlackRock Capital”), BlackRock Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL BlackRock Capital Appreciation Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

8

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $3,141 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Internet Software & Services	$75,703,403	$9,838,144	$—	$85,541,547
Oil, Gas & Consumable Fuels	9,935,309	—	7,244,618	17,179,927
All Other Common Stocks+	456,675,725	—	—	456,675,725
Securities Held as Collateral for Securities on Loan	—	80,140,297	—	80,140,297
Unaffiliated Investment Company	2,679,801	—	—	2,679,801

Total Investment Securities	$544,994,238	$89,978,441	$7,244,618	$642,217,297

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

9

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 instruments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Capital Appreciation Fund	$181,548,661	$246,361,258

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2015 are identified below.

AZL BlackRock Capital Appreciation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc.	2/7/14	5,157,898	841,419	7,244,618	1.29%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $541,020,704. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$104,404,283
Unrealized depreciation	(3,207,690)

Net unrealized appreciation/(depreciation)	$101,196,593

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL BlackRock Capital Appreciation Fund	$—	$59,367,203	$59,367,203

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

10

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL BlackRock Capital Appreciation Fund	$6,968,622	$108,868,405	$—	$98,680,240	$214,517,267

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 23

Statement of Operations Page 23

Statements of Changes in Net Assets Page 24

Financial Highlights Page 25

Notes to the Financial Statements Page 26

Other Information Page 37

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Global Allocation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL BlackRock Global Allocation Fund	$1,000.00	$1,027.60	$5.58	1.11%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL BlackRock Global Allocation Fund	$1,000.00	$1,019.29	$5.56	1.11%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	55.2%
U.S. Treasury Obligations	21.2
Foreign Bonds	9.3
Securities Held as Collateral for Securities on Loan	5.5
Yankee Dollars	3.8
Corporate Bonds	3.3
Convertible Bond	2.0
Preferred Stocks	1.8
Floating Rate Loans	1.4
Exchange Traded Funds	0.8
Purchased Options	0.7
Convertible Preferred Stocks	0.5
U.S. Government Agency Mortgages	0.4
Private Placements	0.3
Money Market	0.1
Purchased Swaptions	—	^
Warrant	—	^
Right	—	^

Total Investment Securities	106.3
Net other assets (liabilities)	(6 .3)

Net Assets	100.0%

^	Represents less than 0.05%

Investments	Percent of Net Assets
United States	64.0%
Japan	11.8
United Kingdom	5.3
Mexico	4.0
France	2.3
Italy	1.6
Switzerland	1.5
Canada	1.5
Netherlands	1.5
Brazil	1.2
All other countries	11.6

Total Investment Securities	106.3
Net other assets (liabilities)	(6.3)

Net Assets	100.0%

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (55.2%):
Aerospace & Defense (1.0%):
989	Boeing Co. (The)	$137,194
748	Dassault Aviation SA	958,086
25,636	European Aeronautic Defence & Space Co. NV	1,660,692
1,444	General Dynamics Corp.	204,600
1,519	Northrop Grumman Corp.	240,959
7,624	Precision Castparts Corp.	1,523,809
1,550	Raytheon Co.	148,304
34,415	Safran SA	2,330,023
14,482	United Technologies Corp.	1,606,489

		8,810,156

Air Freight & Logistics (0.7%):
12,373	Deutsche Post AG	361,412
18,957	FedEx Corp.	3,230,272
24,838	United Parcel Service, Inc., Class B	2,407,051

		5,998,735

Airlines (0.5%):
63,700	Japan Airlines Co., Ltd.	2,220,474
33,303	United Continental Holdings, Inc.*	1,765,392

		3,985,866

Auto Components (1.2%):
22,200	Aisin Sieki Co., Ltd.	943,468
14,307	BorgWarner, Inc.	813,210
43,600	Bridgestone Corp.	1,611,782
136,683	Cheng Shin Rubber Industry Co., Ltd.	302,843
12,661	Delphi Automotive plc	1,077,324
46,600	Denso Corp.	2,319,486
2,100	Exedy Corp.	52,414
25,900	Futaba Industrial Co., Ltd.^	125,843
1,046	Goodyear Tire & Rubber Co.	31,537
2,082	Hyundai Wia Corp.	191,986
11,300	Koito Manufacturing Co., Ltd.	440,457
2,098	Lear Corp.	235,521
3,400	Stanley Electric Co., Ltd.	71,006
43,700	Sumitomo Electric Industries, Ltd.	677,001
39,300	Toyota Industries Corp.	2,239,422

		11,133,300

Automobiles (1.6%):
5,485	Bayerische Motoren Werke AG (BMW)^	600,024
108,000	Dongfeng Motor Corp., Series H	144,218
132,517	Ford Motor Co.	1,989,080
102,600	Fuji Heavy Industries, Ltd.	3,769,045
32,900	Honda Motor Co., Ltd.	1,063,710
6,693	Hyundai Motor Co.	814,905
61,100	Isuzu Motors, Ltd.	801,848
9,302	Maruti Suzuki India, Ltd.	587,658
4,138	Renault SA	432,103
38,000	Suzuki Motor Corp.	1,282,805
29,900	Toyota Motor Corp.	1,999,993
270	Volkswagen AG^	62,453

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
168,770	Yulon Motor Co., Ltd.	$195,138

		13,742,980

Banks (4.6%):
2,195	Australia & New Zealand Banking Group, Ltd.	54,380
4,959	Banco Bilbao Vizcaya Argentaria SA	48,775
3,699	Banco Popolare SC*	60,774
11,204	Banco Santander SA	78,203
276,551	Bank of America Corp.	4,706,897
518	Bank of Montreal	30,699
963	Bank of Nova Scotia	49,715
24,000	Bank of Yokohama, Ltd. (The)	147,072
152,125	Barclays plc	622,010
788	BB&T Corp.	31,764
14,218	BNP Paribas SA	857,135
21,000	Chiba Bank, Ltd. (The)	159,969
57,362	Citigroup, Inc.	3,168,677
3,089	Citizens Financial Group, Inc.	84,361
1,280	Commonwealth Bank of Australia	83,427
3,984	Fifth Third Bancorp	82,947
320,206	HSBC Holdings plc	2,866,262
64,212	ING Groep NV	1,064,610
379,055	Intesa Sanpaolo SpA	1,372,499
82,032	JPMorgan Chase & Co.	5,558,487
346,286	Lloyds Banking Group plc	464,776
257,200	Mitsubishi UFJ Financial Group, Inc.	1,840,729
294,400	Mizuho Financial Group, Inc.	634,900
1,883	National Australia Bank, Ltd.	48,040
2,529	Nordea Bank AB	31,506
95,807	Regions Financial Corp.	992,561
1,145	Royal Bank of Canada	70,031
14,000	Shizuoka Bank, Ltd. (The)	146,154
16,766	Societe Generale	782,110
22,145	Standard Chartered plc	354,191
37,600	Sumitomo Mitsui Financial Group, Inc.	1,670,940
9,633	SunTrust Banks, Inc.	414,412
24,105	Svenska Handelsbanken AB, A Shares	351,521
28,070	Toronto-Dominion Bank (The)	1,192,212
32,198	U.S. Bancorp	1,397,393
8,706	UBI Banca — Unione di Banche Italiane SCPA	69,745
60,802	UniCredit SpA	407,868
79,040	Wells Fargo & Co.	4,445,210
2,450	Westpac Banking Corp.	60,735

		36,503,697

Beverages (1.0%):
561	Anheuser-Busch InBev NV	67,511
12,900	Asahi Breweries, Ltd.	410,056
65,255	Coca-Cola Co. (The)	2,559,953
1,881	Constellation Brands, Inc., Class A	218,234
1,778	Diageo plc	51,529
8,527	Diageo plc, ADR	989,473

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
23,800	Kirin Holdings Co., Ltd.	$327,637
8,639	Molson Coors Brewing Co., Class B	603,089
1,450	PepsiCo, Inc.	135,343
55,890	SABMiller plc	2,897,060
6,600	Suntory Beverage & Food, Ltd.	265,386

		8,525,271

Biotechnology (1.1%):
5,911	Alexion Pharmaceuticals, Inc.*	1,068,531
1,325	Alkermes plc*	85,250
278	Alkermes plc*	17,887
13,677	Amgen, Inc.	2,099,694
4,640	Biogen Idec, Inc.*	1,874,283
7,852	Celgene Corp.*	908,751
9,417	Gilead Sciences, Inc.	1,102,542
508	Invitae Corp.*^	7,559
63,198	Mesoblast, Ltd.*^	182,334
1,107	Puma Biotechnology, Inc.*^	129,242
1,199	Receptos, Inc.*	227,870
717	Regeneron Pharmaceuticals, Inc.*	365,763
3,084	Tesaro, Inc.*^	181,308
7,803	Vertex Pharmaceuticals, Inc.*	963,514

		9,214,528

Building Products (0.2%):
15,110	Compagnie de Saint-Gobain SA	679,907
13,400	Daikin Industries, Ltd.	963,701

		1,643,608

Capital Markets (1.0%):
1,250	Ameriprise Financial, Inc.	156,163
21,314	Bank of New York Mellon Corp. (The)	894,549
9,056	BHF Kleinwort Benson Group SA*^	44,290
27,332	Charles Schwab Corp. (The)	892,390
18,911	Credit Suisse Group AG	519,765
28,680	Deutsche Bank AG, Registered Shares	861,264
5,401	Goldman Sachs Group, Inc. (The)	1,127,675
30,008	Morgan Stanley	1,164,009
61,600	Nomura Holdings, Inc.	415,245
457	State Street Corp.	35,189
78,595	UBS Group AG	1,666,908

		7,777,447

Chemicals (2.1%):
2,326	Air Liquide SA	293,850
1,797	Air Products & Chemicals, Inc.	245,884
19,723	AkzoNobel NV	1,440,903
6,217	Arkema, Inc.	447,897
82,000	Asahi Kasei Corp.	671,802
8,472	BASF SE	744,402
2,730	CF Industries Holdings, Inc.	175,484
10,471	Dow Chemical Co. (The)	535,801
8,465	E.I. du Pont de Nemours & Co.	541,337
2,523	Ecolab, Inc.	285,276

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
14,489	FMC Corp.	$761,396
34,100	Hitachi Chemical Co., Ltd.	614,499
37,800	JSR Corp.	666,983
9,572	Koninklijke DSM NV	556,381
37,100	Kuraray Co., Ltd.	453,523
2,200	Linde AG	416,517
7,201	LyondellBasell Industries NV, Class A	745,448
6,228	Monsanto Co.	663,843
25,900	Nitto Denko Corp.	2,127,196
9,349	Potash Corp. of Saskatchewan, Inc.	289,573
3,493	PPG Industries, Inc.	400,717
2,722	Praxair, Inc.	325,415
29,600	Shin-Etsu Chemical Co., Ltd.	1,836,207
4,923	Syngenta AG, Registered Shares	2,017,881
271,000	Ube Industries, Ltd.	511,161

		17,769,376

Commercial Services & Supplies (0.2%):
2,086	Cintas Corp.	176,455
1,800	SECOM Co., Ltd.	116,775
4,600	Sohgo Security Services Co., Ltd.	180,964
39,958	Tyco International plc	1,537,584

		2,011,778

Communications Equipment (0.7%):
21,138	Alcatel-Lucent*	77,149
93,463	Cisco Systems, Inc.	2,566,493
19,288	El Towers SpA	1,162,177
1,891	Harris Corp.	145,437
3,000	Hitachi Kokusai Electric, Inc.	45,594
28,158	QUALCOMM, Inc.	1,763,536
6,982	Telefonaktiebolaget LM Ericsson, B Shares	72,311

		5,832,697

Construction & Engineering (0.2%):
5,000	Chiyoda Corp.	44,262
1,900	ComSys Holdings Corp.	28,277
19,000	JGC Corp.	358,632
7,000	Kinden Corp.	93,119
3,000	Maeda Road Construction Co., Ltd.	55,349
1,000	Nippo Corp.	17,125
86,000	Okumura Corp.	438,925
300	Sho-Bond Holdings Co., Ltd.	12,516
101,000	Toda Corp.^	463,141

		1,511,346

Consumer Finance (0.2%):
974	American Express Co.	75,699
11,364	Capital One Financial Corp.	999,691
5,508	Discover Financial Services	317,371

		1,392,761

Containers & Packaging (0.1%):
7,508	Crown Holdings, Inc.*	397,248
8,562	Sealed Air Corp.	439,916

		837,164

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Distributors (0.0%):
3,000	Canon Marketing Japan, Inc.	$51,002

Diversified Consumer Services (0.0%):
900	Benesse Holdings, Inc.	22,521

Diversified Financial Services (0.4%):
18,652	Berkshire Hathaway, Inc., Class B*	2,538,723
7,777	CME Group, Inc.	723,728
123	IntercontinentalExchange Group, Inc.	27,504
297	McGraw-Hill Cos., Inc. (The)	29,834

		3,319,789

Diversified Telecommunication Services (1.1%):
66,015	AT&T, Inc.^	2,344,853
114,563	BT Group plc	811,218
42,017	Deutsche Telekom AG, Registered Shares	723,241
20,867	France Telecom SA	322,831
22,200	Nippon Telegraph & Telephone Corp.	803,556
234,000	Singapore Telecommunications, Ltd.	727,718
23,018	TDC A/S	168,629
32,883	Telecom Italia SpA^	33,474
135,227	Telecom Italia SpA*	171,511
139,100	Telekom Malaysia Berhad	241,070
8,438	Verizon Communications, Inc.	392,778
68,018	Verizon Communications, Inc.	3,170,319

		9,911,198

Electric Utilities (0.6%):
18,019	American Electric Power Co., Inc.	954,466
52,000	Chubu Electric Power Co., Inc.	774,878
134,308	Enel SpA	607,150
8,700	Kansai Electric Power Co., Inc. (The)*	96,176
25,300	Kyushu Electric Power Co., Inc.*	292,989
11,296	NextEra Energy, Inc.	1,107,347
9,034	PPL Corp.	266,232
15,200	Tokyo Electric Power Co., Inc. (The)*	82,787

		4,182,025

Electrical Equipment (0.9%):
27,774	Eaton Corp. plc	1,874,467
19,042	Emerson Electric Co.	1,055,498
83,000	GS Yuasa Corp.^	326,968
3,200	Mabuchi Motor Co., Ltd.	202,224
120,000	Mitsubishi Electric Corp.	1,547,105
11,107	Rockwell Automation, Inc.^	1,384,377
9,159	Schneider Electric SA	631,619

		7,022,258

Electronic Equipment, Instruments & Components (0.4%):
4,131	Corning, Inc.	81,505
4,800	Hitachi High-Technologies Corp.	135,809
179,000	Hitachi, Ltd.	1,179,178
30,000	Hon Hai Precision Industry Co., Ltd.	93,587
500	Keyence Corp.	269,615
15,600	Kyocera Corp.	810,705
2,500	Murata Manufacturing Co., Ltd.	435,935

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
6,600	Omron Corp.	$286,693
1,312	TE Connectivity, Ltd.	84,362

		3,377,389

Energy Equipment & Services (0.7%):
1,497	Baker Hughes, Inc.	92,365
1,384	Cameron International Corp.*	72,480
95,700	Dropbox, Inc.*(a)	1,589,577
2,931	Halliburton Co.	126,238
1,698	Helmerich & Payne, Inc.^	119,573
24,594	Ocean Rig UDW, Inc.^	126,167
30,845	Oceaneering International, Inc.	1,437,069
149,440	SBM Offshore NV*^	1,772,628
4,451	Schlumberger, Ltd.	383,632

		5,719,729

Food & Staples Retailing (0.5%):
423	Costco Wholesale Corp.	57,130
3,168	CVS Health Corp.	332,260
10,700	FamilyMart Co., Ltd.	491,573
3,754	Kroger Co. (The)	272,203
10,588	Sysco Corp.^	382,227
2,091	The Fresh Market, Inc.*^	67,205
843	Walgreens Boots Alliance, Inc.	71,183
29,006	Wal-Mart Stores, Inc.	2,057,395
786	Wesfarmers, Ltd.	23,557

		3,754,733

Food Products (0.5%):
6,000	Ajinomoto Co., Inc.	129,886
4,760	Archer-Daniels-Midland Co.	229,526
9,102	Boulder Brands, Inc.*^	63,168
45,987	Cosan, Ltd., A Shares	283,279
392	Danone SA	25,322
584	General Mills, Inc.	32,540
569	Kraft Foods Group, Inc.	48,445
1,625	Mondelez International, Inc., Class A	66,853
49,679	Nestle SA, Registered Shares	3,592,034
27,712	SLC Agricola SA	153,351
1,959	Unilever NV	81,865

		4,706,269

Gas Utilities (0.2%):
298,000	Tokyo Gas Co., Ltd.	1,581,309

Health Care Equipment & Supplies (0.3%):
13,162	Abbott Laboratories	645,992
5,479	Baxter International, Inc.	383,146
2,008	Becton, Dickinson & Co.	284,433
14,100	HOYA Corp.	564,694
7,384	Medtronic plc	547,154
1,091	Stryker Corp.	104,267

		2,529,686

Health Care Providers & Services (2.3%):
5,793	Acadia Healthcare Co., Inc.*^	453,766

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
15,284	Aetna, Inc.	$1,948,099
36,197	Al Noor Hospitals Group plc	536,781
1,846	AmerisourceBergen Corp.	196,304
2,431	Anthem, Inc.	399,024
946,900	Bangkok Dusit Medical Services Public Co., Ltd., Class F	551,143
68,200	Bumrungrad Hospital Public Co., Ltd.	378,049
3,502	Cardinal Health, Inc.	292,942
955	CIGNA Corp.	154,710
1,320	Express Scripts Holding Co.*^	117,401
21,641	HCA Holdings, Inc.*	1,963,272
379,670	Healthscope, Ltd.	791,764
14,198	Humana, Inc.	2,715,793
565,600	IHH Healthcare Berhad*	848,893
26,627	Integrated Diagnostics Holdings plc*	155,768
81,339	Life Healthcare Group Holdings Pte, Ltd.	249,998
6,829	McKesson, Inc.	1,535,227
1,300	Medipal Holdings Corp.	21,159
61,358	NMC Health plc	766,275
382,799	PT Siloam International Hospital Tbk	413,183
96,700	Raffles Medical Group, Ltd.	330,470
10,900	Ship Healthcare Holdings, Inc.^	225,222
250,258	Spire Healthcare Group plc	1,310,948
1,400	Teladoc, Inc.*	26,600
20,385	Tenet Healthcare Corp.*	1,179,884
3,503	UnitedHealth Group, Inc.	427,366

		17,990,041

Health Care Technology (0.2%):
5,100	Evolent Health, Inc., Class A*^	99,450
5,500	HTG Molecular Diagnostics, Inc.*	61,325
48,724	Veeva Systems, Inc., Class A*^	1,365,734

		1,526,509

Hotels, Restaurants & Leisure (0.3%):
7,047	Las Vegas Sands Corp.^	370,461
19,068	McDonald’s Corp.	1,812,794
12,361	SeaWorld Entertainment, Inc.^	227,937
1,889	Wyndham Worldwide Corp.	154,728

		2,565,920

Household Durables (0.3%):
4,300	Alpine Electronics, Inc.	82,855
31,698	Cyrela Brazil Realty SA Empreendimentos e Participacoes	101,370
164,000	Haier Electronics Group Co., Ltd.*	439,640
1,906	MRV Engenharia e Participacoes SA	4,783
54,300	Nikon Corp.^	627,720
7,300	Rinnai Corp.	577,760
13,700	Sony Corp.*	388,816
2,268	Whirlpool Corp.	392,477

		2,615,421

Shares		Fair Value
Common Stocks, continued
Household Products (0.9%):
15,976	Colgate-Palmolive Co.	$1,044,990
9,247	Kimberly-Clark Corp.	979,905
67,751	Procter & Gamble Co. (The)	5,300,838
453	Reckitt Benckiser Group plc	39,109

		7,364,842

Independent Power and Renewable Electricity Producers (0.4%):
41,264	AES Corp. (The)	547,161
43,683	Calpine Corp.*	785,858
7,700	Electric Power Development Co., Ltd.	271,816
11,345	NextEra Energy Partners LP^(a)	449,489
32,794	NRG Energy, Inc.	750,327
5,590	NRG Yield, Inc., Class A^	122,924
5,590	NRG Yield, Inc., Class A^	122,365
1,128	Talen Energy Corp.*^	19,356
9,032	TerraForm Power, Inc.	343,035
6,976	TerraForm Power, Inc., Class A	264,948

		3,677,279

Industrial Conglomerates (0.7%):
1,009	3M Co.	155,689
149,219	Beijing Enterprises Holdings, Ltd.	1,117,549
8,096	Danaher Corp.	692,937
92,684	General Electric Co.	2,462,613
198,000	Keppel Corp., Ltd.	1,207,032
21,926	Koninklijke Philips Electronics NV	559,543

		6,195,363

Insurance (1.8%):
1,430	ACE, Ltd.	145,402
493	AFLAC, Inc.	30,665
136,200	AIA Group, Ltd.	890,227
14,662	Allstate Corp. (The)	951,124
27,674	American International Group, Inc.	1,710,806
312	Aon plc	31,100
47,148	AXA SA	1,187,995
3,088	Axis Capital Holdings, Ltd.	164,807
8	Berkshire Hathaway, Inc., Class A*	1,638,799
1,227	Chubb Corp. (The)	116,737
3,301	CNA Financial Corp.	126,131
122,908	Legal & General Group plc	480,179
5,161	Lincoln National Corp.	305,634
1,488	Manulife Financial Corp.	27,656
17,282	Marsh & McLennan Cos., Inc.	979,889
16,843	MetLife, Inc.	943,040
12,800	MS&AD Insurance Group Holdings, Inc.	398,505
11,400	NKSJ Holdings, Inc.	418,065
6,876	Prudential Financial, Inc.	601,788
55,182	Prudential plc	1,331,358
1,725	Reinsurance Group of America, Inc.	163,651
30,100	Sony Financial Holdings, Inc.	527,299
24,400	Tokio Marine Holdings, Inc.	1,011,886
363	Travelers Cos., Inc. (The)	35,088

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
15,932	XL Group plc	$592,670
1,425	Zurich Insurance Group AG	434,477

		15,244,978

Internet & Catalog Retail (0.1%):
9,903	Alibaba Group Holding, Ltd., ADR*^	814,719
200	Askul Corp.	6,283
1,817	Expedia, Inc.	198,689

		1,019,691

Internet Software & Services (2.4%):
18,200	DeNA Co., Ltd.	357,679
32,443	eBay, Inc.*	1,954,366
22,302	Facebook, Inc., Class A*	1,912,731
11,300	GoDaddy, Inc., Class A*^	318,547
4,920	Google, Inc., Class A*	2,656,997
8,839	Google, Inc., Class C*	4,600,787
74,000	Gree, Inc.^	432,215
11,346	SINA Corp.*	607,748
75,653	Twitter, Inc.*	2,740,152
68,532	Uber Technologies, Inc.*(a)	2,742,836
2,508	VeriSign, Inc.*^	154,794
75,300	Yahoo! Japan Corp.	303,621
2,841	Yahoo!, Inc.*	111,623

		18,894,096

IT Services (0.9%):
3,745	Accenture plc, Class A	362,441
523	Alliance Data Systems Corp.*	152,685
3,091	Amdocs, Ltd.	168,738
8,597	Atos Origin SA	643,109
1,553	Automatic Data Processing, Inc.	124,597
1,963	Cognizant Technology Solutions Corp., Class A*	119,920
2,890	Computer Sciences Corp.	189,700
3,045	Fidelity National Information Services, Inc.	188,181
4,296	International Business Machines Corp.	698,787
18,213	MasterCard, Inc., Class A	1,702,551
400	NS Solutions Corp.	13,339
800	SCSK Corp.	24,381
41,376	Visa, Inc., Class A^	2,778,398
33,140	Worldline SA*	680,238

		7,847,065

Leisure Products (0.1%):
6,200	Namco Bandai Holdings, Inc.	119,741
32,400	Sega Sammy Holdings, Inc.	423,434
8,500	Yamaha Corp.	171,388

		714,563

Life Sciences Tools & Services (0.3%):
11,725	Agilent Technologies, Inc.	452,351
14,275	Thermo Fisher Scientific, Inc.	1,852,324

		2,304,675

Shares		Fair Value
Common Stocks, continued
Machinery (1.1%):
4,015	CNH Industrial NV	$37,259
29,901	Colfax Corp.*^	1,379,932
822	Cummins India, Ltd.	11,542
1,915	Dover Corp.	134,395
3,700	Fanuc, Ltd.	755,432
164,090	Haitian International Holdings, Ltd.	383,369
110,000	IHI Corp.	512,791
22,700	Komatsu, Ltd.	454,958
31,000	Kubota Corp.	491,396
172,000	Mitsubishi Heavy Industries, Ltd.	1,045,743
8,100	Nabtesco Corp.	202,197
11,668	PACCAR, Inc.^	744,535
1,106	Parker Hannifin Corp.^	128,661
1,100	SMC Corp.	330,965
12,252	Stanley Black & Decker, Inc.	1,289,400
3,500	THK Co., Ltd.	75,585
6,438	WABCO Holdings, Inc.*	796,509

		8,774,669

Media (0.8%):
12,603	DISH Network Corp., Class A*	853,349
18,716	Liberty Broadband Corp., Class C*	957,511
7,085	Liberty Broadband Corp., Class A*^	361,122
46,252	Liberty Media Corp., Class C*	1,660,447
20,570	Liberty Media Corp.*	741,343
107,568	RAI Way SpA	515,629
817	RTL Group	73,973
2,900	TV Asahi Holdings Corp.^	48,693
57,542	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	459,737

		5,671,804

Metals & Mining (2.2%):
201,652	Antofagasta plc	2,182,564
64,441	Barrick Gold Corp., ADR	686,941
54,205	Constellium NV*	641,245
90,068	Eldorado Gold Corp.	373,600
227,585	First Quantum Minerals, Ltd.	2,976,028
164,264	Freeport-McMoRan Copper & Gold, Inc.	3,058,595
115,936	Gerdau SA, ADR	279,406
72,522	Glencore International plc	291,082
77,742	Goldcorp, Inc.	1,259,420
197,000	Nippon Steel Corp.	510,236
216,347	Platinum Group Metals, Ltd.*	86,539
353,956	Platinum Group Metals, Ltd.*	138,884
64,183	Rio Tinto plc	2,639,356
67,172	Southern Copper Corp.^	1,975,529
57,952	Tahoe Resources, Inc.	702,589
400	Yamato Kogyo Co., Ltd.	9,326

		17,811,340

Multiline Retail (0.1%):
2,175	Kohl’s Corp.^	136,177

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
2,073	Macy’s, Inc.	$139,865
2,600	Ryohin Keikaku Co., Ltd.	503,886

		779,928

Multi-Utilities (0.5%):
23,712	CenterPoint Energy, Inc.	451,239
14,877	Dominion Resources, Inc.	994,825
32,816	Engie Group	608,045
60,315	National Grid plc	775,490
11,858	Sempra Energy	1,173,231

		4,002,830

Oil, Gas & Consumable Fuels (4.5%):
60,614	Anadarko Petroleum Corp.	4,731,530
115,052	Athabasca Oil Corp.*	187,945
8,531	BG Group plc	141,938
45,714	BP plc	301,620
60,794	Cameco Corp.	868,138
9,537	Chevron Corp.	920,034
61,288	Coal India, Ltd.	404,923
4,259	ConocoPhillips	261,545
62,135	CONSOL Energy, Inc.^	1,350,815
9,419	Diamondback Energy, Inc.*	710,004
7,698	Eclipse Resources Corp.*^	40,491
2,093	Enbridge, Inc.	97,896
6,243	ENI SpA	110,725
1,896	EOG Resources, Inc.	165,995
4,852	EQT Corp.	394,662
14,567	Exxon Mobil Corp.	1,211,974
3,849	Gulfport Energy Corp.*	154,922
149,700	INPEX Corp.	1,702,791
55,800	JX Holdings, Inc.	241,515
27,615	KazMunaiGas Exploration Production JSC, Registered Shares, GDR	273,796
5,878	Kinder Morgan, Inc.	225,656
5,547	Lookout, Inc.*(b)	64,702
76,892	Lundin Petroleum AB*^	1,317,316
37,352	Marathon Petroleum Corp.	1,953,883
2,683	Occidental Petroleum Corp.	208,657
155,805	Oil & Natural Gas Corp., Ltd.	756,998
282,736	Ophir Energy plc*	501,809
116,157	Palantir Technologies, Inc.*(a)	1,000,112
71,761	Petroleo Brasileiro SA, ADR*	649,438
26,077	Phillips 66	2,100,763
10,243	Pioneer Natural Resources Co.^	1,420,602
30,490	Reliance Industries, Ltd.	478,294
19,901	Royal Dutch Shell plc, A Shares	566,708
6,147	Royal Dutch Shell plc, B Shares	174,783
23,922	Royal Dutch Shell plc, ADR	1,363,793
9,865	Royal Dutch Shell plc, A Shares	277,301
150,841	Statoil ASA	2,694,047
15,358	Stone Energy Corp.*^	193,357
3,654	Suncor Energy, Inc.	100,655

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,475	Suncor Energy, Inc.	$123,152
25,750	Total SA	1,252,764
29,273	Total SA, ADR^	1,439,354
47,701	TransCanada Corp.	1,938,904
5,366	Valero Energy Corp.	335,912
2,326	Williams Cos., Inc. (The)*	133,489

		35,545,708

Paper & Forest Products (0.0%):
3,070	International Paper Co.	146,101

Personal Products (0.0%):
167	L’Oreal SA	29,769

Pharmaceuticals (4.3%):
45,530	AbbVie, Inc.	3,059,160
9,580	Allergan plc*	2,907,147
31,800	Astellas Pharma, Inc.	453,180
5,583	AstraZeneca plc, ADR	355,693
35,593	AstraZeneca plc	2,262,825
11,820	Bayer AG	1,653,728
24,345	Bristol-Myers Squibb Co.	1,619,916
35,900	Catalent, Inc.*	1,052,947
4,800	Eisai Co., Ltd.	321,545
6,744	Eli Lilly & Co.	563,057
9,388	GlaxoSmithKline plc	195,389
5,657	Horizon Pharma plc*^	196,524
10,025	Johnson & Johnson Co.	977,037
11,821	Merck & Co., Inc.	672,970
20,115	Mylan NV*	1,365,004
22,226	Novartis AG, Registered Shares	2,195,912
5,201	Novo Nordisk A/S, B Shares	285,294
13,000	Otsuka Holdings Co., Ltd.	413,288
3,808	Perrigo Co. plc	703,833
63,857	Pfizer, Inc.	2,141,125
5,531	Roche Holding AG	1,553,263
23,107	Sanofi-Aventis SA	2,279,373
2,300	Sawai Pharmaceutical Co., Ltd.	134,669
19,120	Shire plc	1,536,675
284,000	Sino Biopharmaceutical, Ltd.	327,839
2,100	Takeda Pharmacuetical Co., Ltd.	101,354
51,244	Teva Pharmaceutical Industries, Ltd., ADR	3,028,520
2,440	Valeant Pharmaceuticals International, Inc.*	542,046

		32,899,313

Professional Services (0.0%):
2,650	Qualicorp SA	16,702

Real Estate Investment Trusts (REITs) (0.7%):
10,016	American Capital Agency Corp.	183,994
461	American Tower Corp.	43,007
10,999	Crown Castle International Corp.	883,220
397	Equity Residential Property Trust	27,857
440,828	Fibra UNO Amdinistracion SA	1,048,549
381	Health Care REIT, Inc.	25,005
17,379	ProLogis, Inc.	644,761

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
159	Public Storage, Inc.	$29,315
6,258	Simon Property Group, Inc.	1,082,759
90,001	TF Administradora Industrial S de RL de CV	176,105
2,204	Unibail-Rodamco SE	559,188

		4,703,760

Real Estate Management & Development (1.7%):
76,373	BR Malls Participacoes SA	361,200
641,300	CapitaLand, Ltd.	1,665,037
204,000	China Overseas Land & Investment, Ltd.	719,122
196,000	China Resources Land, Ltd.	631,136
40,000	Daikyo, Inc.	64,363
4,900	Daito Trust Construction Co., Ltd.	506,649
64,900	Dalian Wanda Commercial Properties Co., Ltd., H Shares	519,221
32,475	Deutsche Annington Immobilien SE	915,344
771,100	Global Logistic Properties, Ltd.	1,446,203
42,000	Mitsubishi Estate Co., Ltd.	902,408
138,666	Sun Hung Kai Properties, Ltd.	2,245,549
67,467	The St. Joe Co.*^	1,047,763
258,000	Wharf Holdings, Ltd. (The)	1,716,042

		12,740,037

Road & Rail (0.9%):
7,319	Canadian National Railway Co.	422,672
192,325	CAR, Inc.*	405,769
20,740	CSX Corp.	677,161
26,000	East Japan Railway Co.	2,337,711
3,875	J.B. Hunt Transport Services, Inc.	318,099
6,890	Kansas City Southern	628,368
36,000	Nippon Express Co., Ltd.	176,948
9,500	Seino Holdings Co., Ltd.	106,311
18,893	Union Pacific Corp.	1,801,825

		6,874,864

Semiconductors & Semiconductor Equipment (0.7%):
3,926	Applied Materials, Inc.	75,458
814	Avago Technologies, Ltd.	108,205
1,759	Broadcom Corp., Class A	90,571
19,189	Intel Corp.	583,633
5,757	KLA-Tencor Corp.	323,601
22,813	Micron Technology, Inc.*	429,797
21,000	ROHM Co., Ltd.	1,404,110
519	Samsung Electronics Co., Ltd.	589,708
13,619	SK Hynix, Inc.	517,746
25,700	SUMCO Corp.	321,666
212,000	Taiwan Semiconductor Manufacturing Co., Ltd.	955,322
6,551	Texas Instruments, Inc.	337,442

		5,737,259

Software (1.9%):
68,905	Activision Blizzard, Inc.	1,668,190
3,849	Adobe Systems, Inc.*	311,807

Shares		Fair Value
Common Stocks, continued
Software, continued
2,045	Check Point Software Technologies, Ltd.*	$162,680
2,923	Electronic Arts, Inc.*	194,380
90,700	Gungho Online Enetertainment, Inc.^	352,698
2,695	Intuit, Inc.	271,575
42,551	King Digital Entertainment plc^	606,352
56,587	Microsoft Corp.	2,498,317
68,360	Mobileye NV*^	3,634,701
9,100	Nexon Co., Ltd.	125,105
7,900	Nintendo Co., Ltd.	1,319,185
20,493	Nuance Communications, Inc.*	358,832
60,614	Oracle Corp.	2,442,744
1,891	Salesforce.com, Inc.*	131,670
6,726	SAP AG	468,607
6,100	Trend Micro, Inc.	210,028
33,610	UbiSoft Entertainment SA*	599,834

		15,356,705

Specialty Retail (0.3%):
2,600	Autobacs Seven Co., Ltd.^	43,460
1,316	Home Depot, Inc. (The)	146,247
2,044	Lowe’s Cos., Inc.	136,887
22,500	Sanrio Co., Ltd.^	610,756
900	Shimamura Co., Ltd.	94,382
4,501	Tiffany & Co.	413,192
156,400	Yamada Denki Co., Ltd.^	625,300
222,760	Zhongsheng Group Holdings, Ltd.^	154,969

		2,225,193

Technology Hardware, Storage & Peripherals (0.7%):
26,632	Apple, Inc.	3,340,318
6,559	EMC Corp.	173,092
24,197	Hewlett-Packard Co.	726,152
231,000	NEC Corp.	699,742
1,630	Samsung SDI Co., Ltd.	161,981
2,372	SanDisk Corp.	138,098
2,543	Seagate Technology plc^	120,793
1,685	Western Digital Corp.	132,138

		5,492,314

Textiles, Apparel & Luxury Goods (0.1%):
20,028	Coach, Inc.^	693,169

Tobacco (0.4%):
1,911	Altria Group, Inc.	93,467
1,310	British American Tobacco plc	70,392
677	Imperial Tobacco Group plc	32,679
12,400	Japan Tobacco, Inc.	441,348
25,847	Philip Morris International, Inc.	2,072,154
100	Reynolds American, Inc.	7,450

		2,717,490

Trading Companies & Distributors (0.7%):
74,600	Mitsubishi Corp.	1,638,402
156,400	Mitsui & Co., Ltd.	2,121,259
74,200	Sumitomo Corp.	861,873

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
12,600	Toyota Tsushu Corp.	$337,958
31,900	Univar, Inc.*	830,357

		5,789,849

Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd.(a)	352,802
6,000	Kamigumi Co., Ltd.	56,231

		409,033

Water Utilities (0.1%):
14,420	American Water Works Co., Inc.	701,245

Wireless Telecommunication Services (0.7%):
369,574	America Movil SAB de C.V., Series L	395,085
29,881	America Movil SAB de C.V., Series L, ADR	636,764
310,000	Axiata Group Berhad	526,143
79,563	Cellnex Telecom SAU*	1,345,857
105,029	Far EasTone Telecommunications Co., Ltd.	253,872
34,700	KDDI Corp.	834,633
11,500	NTT DoCoMo, Inc.	220,068
22,106	Vodafone Group plc, ADR	805,764
155,032	Vodafone Group plc	565,238

		5,583,424

Total Common Stocks (Cost $413,589,744)		445,531,567

Preferred Stocks (1.8%):
Automobiles (0.2%):
8,360	Volkswagen AG, Preferred Shares^	1,937,734

Banks (0.9%):
26,482	Citigroup Capital XIII, Series A, Preferred Shares^	687,472
176,000	Deutsche Bank Capital Funding Trust VII, Preferred Shares^(c)	176,880
35,500	GMAC Capital Trust I, Series 2, Preferred Shares	922,289
15,683	HSBC Holdings plc, Series 2, Preferred Shares	406,033
38,941	Itau Unibanco Holding SA, Preferred Shares	429,101
21,833	RBS Capital Fund Trust V, Series E, Preferred Shares^	529,014
27,501	RBS Capital Funding Trust VII, Series G, Preferred Shares^	671,849
14,719	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR^	373,421
12,375	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR	308,261
9,710	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR^	245,663
7,409	U.S. Bancorp, Series G, Preferred Shares^	197,302
14,159	U.S. Bancorp, Series F, Preferred Shares^	399,567
576,000	USB Capital IX, Preferred Shares	475,488

		5,822,340

Diversified Financial Services (0.0%):
37,073	Fannie Mae, Series S, Preferred Shares	139,024

Shares		Fair Value
Preferred Stocks, continued
Food & Staples Retailing (0.0%):
11,174	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, Preferred Shares	$263,909

Health care providers & services (0.1%):
19,062	Anthem, Inc., Preferred Shares	972,162

Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Preferred Shares*(a)	404,329
31,073	Invitae Corp.,, Series F, Preferred Shares(a)	439,247

		843,576

Machinery (0.0%):
2,123	Stanley Black & Decker, Inc., Preferred Shares^	256,437

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., Preferred Shares	350,250

Oil, Gas & Consumable Fuels (0.1%):
63,925	Lookout, Inc.,, Preferred Shares*(a)	745,647

Pharmaceuticals (0.0%):
15	Allergan plc, Series A, Preferred Shares	15,639

Real Estate Investment Trusts (REITs) (0.2%):
3,376	American Tower Corp., Series A, Preferred Shares	340,343
13,044	Health Care REIT, Inc., Series 2, Preferred Shares	779,379

		1,119,722

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., Preferred Shares	290,519

Semiconductors & Semiconductor Equipment (0.2%):
2,209	Samsung Electronics Co., Ltd., Preferred Shares	1,963,804

Total Preferred Stocks (Cost $14,757,660)		14,720,763

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.*(c)	63,927

Total Warrant (Cost $—)		63,927

Convertible Preferred Stocks (0.5%):
Aerospace & Defense (0.0%):
5,063	United Technologies Corp., 0.52%	290,110

Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 0.03%	319,600

Financial Services (0.1%):
118,467	Domo, Inc., Series E*(a)	998,866

Metals & Mining (0.0%):
11,422	Cliffs Natural Resources, Inc., Series A, 5.30%	50,828

Pharmaceuticals (0.3%):
1,366	Actavis plc, Series A	1,424,164

Real Estate Investment Trusts (REITs) (0.1%):
8,784	Crown Castle International Corp., Series A	906,509

Total Convertible Preferred Stocks (Cost $4,104,556)		3,990,077

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
Private Placements (0.3%):
Communications Equipment (0.3%):
2,451,000	AliphCom, Inc.(a)	$2,451,000

Total Private Placements (Cost $2,451,000)		2,451,000

Right (0.0%):
Real Estate Management & Development (0.0%):
16,002	Deutsche Annington Immobilien SE*	24,450

Total Right (Cost $—)		24,450

Convertible Bonds (2.0%):
Automobiles (0.1%):
$800,000	Volkswagen International Finance NV, 5.50%, 11/9/15+(c)	1,102,486

Biotechnology (0.3%):
178,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	274,342
175,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	278,688
290,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	1,495,312

		2,048,342

Diversified Telecommunication Services (0.0%):
100,000	Telecom Italia SpA, Series TIT, 6.13%, 11/15/16+(c)	162,134

Energy Equipment & Services (0.0%):
191,000	Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19(c) (d)	265,729

Food & Staples Retailing (0.1%):
600,000	Olam International, Ltd., 6.00%, 10/15/16(c)	614,250

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(e)	20,000

Health Care Providers & Services (0.0%):
72,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	93,915

Internet Software & Services (0.1%):
430,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100	409,306
375,000	Twitter, Inc., 1.00%, 9/15/21^(c)	328,359

		737,665

Oil, Gas & Consumable Fuels (0.3%):
886,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	653,979
1,111,000	Cobalt International Energy, Inc., 3.13%, 5/15/24^	806,169
1,123,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(c)	904,281

		2,364,429

Pharmaceuticals (0.2%):
333,000	Mylan, Inc., 3.75%, 9/15/15	1,692,263

Real Estate Management & Development (0.4%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16, Callable 0 @ 100+(c)	556,303

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Real Estate Management & Development, continued
$1,500,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100+	$1,121,351
500,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(c)	386,094
250,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(c)	193,047
406,000	Forest City Enterprises, Inc., 4.25%, 8/15/18	476,289

		2,733,084

Semiconductors & Semiconductor Equipment (0.0%):
246,000	Intel Corp., 3.25%, 8/1/39	374,228

Software (0.1%):
346,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	514,243

Technology Hardware, Storage & Peripherals (0.1%):
401,000	SanDisk Corp., 1.50%, 8/15/17	518,544
401,000	SanDisk Corp., 0.50%, 10/15/20^	388,719

		907,263

Wireless Telecommunication Services (0.3%):
500,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(c)	810,667
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(c)	404,219
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+	1,091,016

		2,305,902

Total Convertible Bonds (Cost $14,769,654)		15,935,933

Floating Rate Loans (1.4%):
Biotechnology (0.2%):
1,281,782	Grifols Worldwide Operations USA, 3.18%, 3/3/21(d)	1,280,321

Construction & Engineering (0.1%):
304,147	Autobahn Tank & Rast Holding GmbH, 3.33%, 12/10/18(d)	338,505
122,640	Autobahn Tank & Rast Holding GmbH, 3.52%, 12/10/19(d)	136,160

		474,665

Energy Equipment & Services (0.1%):
373,948	Drillships Financing Holdings, Inc., 6.00%, 3/31/21(d)	304,143
442,236	Drillships Ocean Ventures, Inc., 5.50%, 7/9/21(d)	375,348
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(d)	309,726
1,293,150	Seadrill, Ltd., 4.00%, 2/21/21(d)	973,911

		1,963,128

Financial Services (0.2%):
665,000	ENDO Luxembourg Finance Co., 0.00%, 6/30/16(d)	664,169
605,000	ENDO Luxembourg Finance Co., 0.00%, 6/30/22(d)	606,137

		1,270,306

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Hotels, Restaurants & Leisure (0.2%):
$1,659,434	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	$1,659,700

Independent Power and Renewable Electricity Producers (0.1%):
605,000	Calpine Corp., 0.00%, 6/15/22(d)	599,101

Investment Services (0.1%):
1,048,000	Promontoria Blue Holding 2 BV, 0.00%, 4/17/20(d)	1,168,209

Media (0.2%):
292,000	AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19(b)(d)	292,000
389,246	Univision Communications, Inc., 4.00%, 3/1/20(d)	385,770
716,265	Univision Communications, Inc., 4.00%, 3/1/20(d)	709,868

		1,387,638

Metals-Processing & Fabrication (0.0%):
350,000	Novelis, Inc., 0.00%, 6/15/22(d)	348,086

Oil, Gas & Consumable Fuels (0.1%):
103,544	Sheridan Production Partners, 4.25%, 12/2/20(b)(d)	91,118
744,179	Sheridan Production Partners, 4.25%, 12/2/20(b)(d)	654,877
38,726	Sheridan Production Partners, 4.25%, 12/2/20(b)(d)	34,079

		780,074

Pharmaceuticals (0.0%):
188,199	Mallinckrodt International Finance SA, 3.25%, 2/24/21(d)	187,205

Trading Companies & Distributors (0.1%):
585,000	Univar USA, Inc., 0.00%, 6/30/22(d)	584,087

Total Floating Rate Loans (Cost $12,372,764)		11,702,520

Corporate Bonds (3.3%):
Air Freight & Logistics (0.1%):
1,216,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(c)	1,190,192

Automobiles (0.1%):
620,000	General Motors Financial Co., Inc., 3.50%, 7/10/19^	633,124

Banks (0.7%):
307,000	Bank of America Corp., 1.35%, 3/22/18, MTN(d)	309,794
385,000	Bank of America Corp., 2.60%, 1/15/19	389,193
1,165,000	Citigroup, Inc., 1.80%, 2/5/18	1,162,192
410,000	HSBC USA, Inc., 1.63%, 1/16/18	408,879
323,000	JPMorgan Chase & Co., 4.35%, 8/15/21	345,736
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(d)	1,570,479
778,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond^(d)	740,345

		4,926,618

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.5%):
$773,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	$768,986
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	411,793
395,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	424,660
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100(d)	664,383
695,000	Goldman Sachs Group, Inc. (The), Series M, 5.37%, 12/31/49, Callable 5/10/20 @ 100(d)	685,270
361,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	407,815
268,000	Morgan Stanley, Series G, 7.30%, 5/13/19	315,296
489,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(d)	485,333

		4,163,536

Communications Equipment (0.2%):
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	121,022
1,350,000	QUALCOMM, Inc., 3.00%, 5/20/22	1,340,850

		1,461,872

Consumer Finance (0.2%):
578,000	Ally Financial, Inc., 2.75%, 1/30/17	575,398
431,000	Ally Financial, Inc., 3.50%, 1/27/19^	427,768
430,000	American Express Co., Series C, 4.90%, 12/29/49, Callable 3/15/20 @ 100(d)	416,584
292,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	294,222

		1,713,972

Diversified Consumer Services (0.0%):
255,000	Hyundai Capital America, 2.00%, 3/19/18(c)	255,091

Diversified Financial Services (0.4%):
558,000	Bank of America Corp., 2.00%, 1/11/18, MTN	559,829
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(d)	293,530
799,000	Citigroup, Inc., Series O, 5.87%, 12/29/49, Callable 3/27/20 @ 100^(d)	800,757
307,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	350,071
600,000	General Electric Capital Corp., Series B, 6.25%, 12/29/49, Callable 12/15/22 @ 100(d)	656,250
460,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(d)	494,500

		3,154,937

Energy Equipment & Services (0.1%):
562,000	Pemex Project FDG Master TR, 5.75%, 3/1/18	611,360

Health Care Equipment & Supplies (0.1%):
870,000	Medtronic, Inc., 3.15%, 3/15/22(c)	873,898

IT Services (0.0%):
130,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 8/10/15 @ 103.69	134,615

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media (0.1%):
$245,000	Cablevision Systems Corp., 5.88%, 9/15/22^	$237,650
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(c)	212,750

		450,400

Metals & Mining (0.0%):
100,000	Glencore Funding LLC, 2.13%, 4/16/18(c)	99,248

Oil, Gas & Consumable Fuels (0.1%):
399,000	Chesapeake Energy Corp., 3.53%, 4/15/19, Callable 8/10/15 @ 101(d)	365,085
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100	269,071

		634,156

Pharmaceuticals (0.3%):
834,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	825,444
475,000	Forest Laboratories, Inc., 4.38%, 2/1/19(c)	502,715
331,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(c)	359,179
513,000	Mylan, Inc., 2.55%, 3/28/19	508,539

		2,195,877

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19^	165,778

Technology Hardware, Storage & Peripherals (0.0%):
263,000	Xerox Corp., 6.35%, 5/15/18^	293,099

Thrifts & Mortgage Finance (0.0%):
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100	364,571

Transportation Infrastructure (0.1%):
567,978	Delta Topco, Ltd., 10.00%, 11/24/60(a)	568,375

Wireless Telecommunication Services (0.3%):
1,070,000	AT&T, Inc., 2.38%, 11/27/18	1,079,366
1,620,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	1,564,213

		2,643,579

Total Corporate Bonds (Cost $26,576,132)		26,534,298

Foreign Bonds (9.3%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(d)	1,659,799

Metals & Mining (0.0%):
270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(c)	301,722

Sovereign Bonds (9.1%):
6,080,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.32%, 1/1/17+(f)(g)	1,858,520
6,593,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.83%, 1/1/21+(f)(g)	1,908,129
1,005,000	Buoni del Tesoro Poliennali, 2.50%, 12/1/24+	1,142,436

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$5,219,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+	$5,407,805
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+	1,307,705
3,688,000	Government of Poland, 5.75%, 10/25/21+	1,137,487
24,694,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+	1,836,322
2,862,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+	214,792
160,000,000	Japan Treasury Discount Bill, Series 505, 0.00%, 7/10/15+(f)	1,307,485
160,000,000	Japan Treasury Discount Bill, Series 524, 0.00%, 7/13/15+(f)	1,307,507
200,000,000	Japan Treasury Discount Bill, Series 529, 0.00%, 8/3/15+(f)	1,634,383
200,000,000	Japan Treasury Discount Bill, Series 511, 0.00%, 8/10/15+(f)	1,634,383
300,000,000	Japan Treasury Discount Bill, Series 535, 0.00%, 8/31/15+(f)	2,451,574
290,000,000	Japan Treasury Discount Bill, Series 523, 0.00%, 10/13/15+(f)	2,369,857
240,000,000	Japan Treasury Discount Bill, Series 531, 0.00%, 11/10/15+	1,961,265
310,000,000	Japan Treasury Discount Bill, Series 537, 0.00%, 12/10/15+(f)	2,533,308
40,096,700	Mexican Bonos Desarr, 8.00%, 12/7/23+(d) (h)	2,883,199
96,881,800	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(d) (h)	7,893,779
327,876,600	Mexican Cetes, Series BI, 0.00%, 7/9/15+(h)	2,085,114
279,878,000	Mexican Cetes, Series BI, 0.00%, 7/23/15+(h)	1,777,554
318,460,000	Mexican Cetes, Series B, 0.00%, 8/6/15+(h)	2,020,164
280,025,800	Mexican Cetes, Series BI, 0.00%, 8/20/15+(h)	1,774,038
119,620,300	Mexican Cetes, Series BI, 0.00%, 9/3/15+(h)	756,761
319,970,500	Mexican Cetes, Series BI, 0.00%, 9/17/15+(h)	2,022,253
324,651,200	Mexican Cetes, Series BI, 0.00%, 10/1/15+(h)	2,049,377
242,289,600	Mexican Cetes, Series BI, 0.00%, 10/15/15+(h)	1,527,507
162,147,200	Mexican Cetes, Series BI, 0.00%, 10/29/15+(h)	1,020,539
353,690,400	Mexican Cetes, Series BI, 0.00%, 11/12/15+(h)	2,224,069
81,068,000	Mexican Cetes, Series BI, 0.00%, 11/26/15+(h)	508,893
8,026,000	Nota do Tesouro Nacional, Series NTNF, 1.46%, 1/1/25+(f)(g)	2,234,611
7,478,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+	2,233,212

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$6,241,633	United Kingdom Treasury, 2.25%, 9/7/23+(c)	$10,035,013

		73,059,041

Total Foreign Bonds (Cost $79,587,440)		75,020,562

Yankee Dollars (3.8%):
Banks (1.3%):
450,000	Banco Santander Chile SA, 2.15%, 6/7/18(c)(d)	456,750
1,222,000	BNP Paribas SA, 2.40%, 12/12/18	1,236,267
2,490,000	Credit Suisse AG, Series 0004, 7.88%, 1/15/16(c)	2,476,578
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18	260,304
811,000	Export-Import Bank of Korea, 2.63%, 12/30/20	806,622
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100(d)	1,278,188
325,000	ING Groep NV, 6.00%, 12/31/49, Callable 4/16/20 @ 100^(d)	320,734
221,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	228,146
1,065,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	1,095,706
835,000	Itau Unibanco Holding SA, 2.85%, 5/26/18(c)	828,320
200,000	Lloyds Bank plc, 2.30%, 11/27/18	202,114
250,000	Rabobank Nederland, 3.95%, 11/9/22	249,967
455,000	Standard Chartered plc, 6.50%, 12/31/49, Callable 4/2/20 @ 100^(c)(d)	458,053
321,000	State Bank of India, 3.62%, 4/17/19(c)	327,999
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	465,006
366,000	UBS AG Stamford CT, 2.38%, 8/14/19	365,971

		11,056,725

Capital Markets (0.1%):
475,000	Deutsche Bank AG, 1.88%, 2/13/18	473,547

Diversified Financial Services (0.1%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.87%, 2/24/41, Callable 8/24/16 @ 100(c) (d)	418,221
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25^(c)	305,880

		724,101

Diversified Telecommunication Services (0.1%):
529,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/16 @ 103.75	523,049

Electric Utilities (0.0%):
85,000	Empresa Distribuidora Y Comercializadora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 104.88(c)	71,698

Government (0.0%):
178,000	Provincia de Buenos Aires, 10.88%, 1/26/21(c)	178,890

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Industrial Conglomerates (0.1%):
$400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(c)	$412,240

Internet & Catalog Retail (0.2%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100(c)	661,734
313,000	Alibaba Group Holding, Ltd., 3.60%, 11/28/24, Callable 8/28/24 @ 100(c)	301,803

		963,537

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(c)	203,875

Oil, Gas & Consumable Fuels (0.6%):
1,102,000	Petrobras Global Finance BV, 2.42%, 1/15/19(d)	1,018,799
140,000	Petrobras Global Finance BV, 6.25%, 3/17/24	135,166
229,000	Petrobras International Finance Co., 5.38%, 1/27/21	220,252
750,000	Petroleos Mexicanos, 3.50%, 7/23/20^(c)	758,235
802,000	Petronas Capital, Ltd., 3.50%, 3/18/25(c)	793,415
469,000	YPF SA, 8.88%, 12/19/18(c)	498,313
1,615,000	YPF Sociedad Anonima, 8.50%, 7/28/25(c)	1,598,849

		5,023,029

Paper & Forest Products (0.1%):
989,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108(c)	1,013,725

Pharmaceuticals (0.0%):
675,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	676,531

Real Estate Investment Trusts (REITs) (0.0%):
316,000	Trust F/1401, 5.25%, 12/15/24^(c)	328,640

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(c)	212,426

Road & Rail (0.1%):
495,000	Inversiones Alsacia SA, 0.00%, 8/18/18(a)(i)	—
530,056	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/27/15 @ 100(c)	312,733
435,000	Viterra, Inc., 5.95%, 8/1/20(c)	478,235

		790,968

Sovereign Bonds (1.0%):
388,000	City of Buenos Aires Agrentina, 8.95%, 2/19/21(c)	395,760
516,000	Federal Republic of Brazil, 6.00%, 1/17/17	550,830
243,000	Federal Republic of Brazil, 4.88%, 1/22/21	253,935
347,947	Republic of Argentina, Series X, 1.37%, 4/17/17(f)	339,596
1,437,451	Republic of Argentina, -0.49%, 5/7/24(f)	1,388,577
781,000	Republic of Colombia, 7.38%, 1/27/17	849,728

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$860,000	Republic of Hungary, 4.13%, 2/19/18	$895,045
480,000	Republic of Indonesia, 6.88%, 1/17/18(c)	537,230
1,542,000	Republic of Turkey, 6.75%, 4/3/18	1,700,416

		6,911,117

Wireless Telecommunication Services (0.1%):
200,000	Colombia Telecomm SA ESP, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69(c)	198,250
572,000	Telecom Italia SpA, 5.30%, 5/30/24(c)	569,853

		768,103

Total Yankee Dollars (Cost $30,564,160)		30,332,201

U.S. Government Agency Mortgage (0.4%):
2,837,000	Federal National Mortgage Association, 3.00%, 7/25/43	2,826,417

Total U.S. Government Agency Mortgage (Cost $2,860,051)		2,826,417

U.S. Treasury Obligations (21.2%):
U.S. Treasury Bills (17.8%)
20,000,000	0.03%, 7/9/15(f)	20,000,060
2,500,000	0.04%, 7/16/15(f)	2,499,980
5,000,000	0.06%, 7/23/15(f)	4,999,985
9,000,000	0.03%, 7/30/15(f)	8,999,856
8,000,000	0.02%, 8/13/15(f)	8,000,000
30,500,000	0.02%, 8/20/15(f)	30,499,787
11,500,000	0.03%, 8/27/15(f)	11,500,092
21,500,000	0.02%, 9/3/15(f)	21,500,000
6,000,000	0.03%, 9/10/15(f)	6,000,180
2,000,000	0.01%, 9/17/15(f)	2,000,000
1,000,000	0.02%, 10/8/15(f)	999,966
3,000,000	0.02%, 10/15/15(f)	2,999,823
1,000,000	0.02%, 10/22/15(f)	999,945
1,000,000	0.03%, 10/29/15(f)	999,958
12,025,000	0.05%, 11/5/15(f)	12,024,146
5,000,000	0.04%, 11/12/15(f)	4,999,395
3,500,000	0.06%, 11/19/15(f)	3,499,622

		142,522,795

Shares, Contracts, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Notes (3.5%)
$1,940,000	0.25%, 7/31/15(j)	$1,940,151
510,000	0.25%, 10/31/15	510,425
8,927,900	1.38%, 3/31/20	8,840,014
3,230,500	1.75%, 3/31/22	3,171,947
9,314,500	2.25%, 11/15/24	9,257,737
2,424,200	2.00%, 2/15/25	2,355,261
2,436,000	2.13%, 5/15/25	2,391,848

		28,467,383

U.S. Treasury Inflation Index Notes (0.0%)
319,600	0.25%, 1/15/25	313,144

Total U.S. Treasury Obligations (Cost $171,627,098)		171,303,322

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $1,086,805)		419,908

Purchased Options (0.7%):
Total Purchased Options (Cost $8,172,956)		8,558,049

Exchange Traded Funds (0.8%):
4,667	ETFS Platinum Trust(j)	486,301
5,528	ETFS Physical Palladium Shares(j)	360,149
112,395	iShares Gold Trust(j)	1,274,559
35,751	SPDR Gold Trust(j)	4,017,341

Total Exchange Traded Fund (Cost $7,389,836)		6,138,350

Securities Held as Collateral for Securities on Loan (5.5%):
44,463,097	Allianz Variable Insurance Products Securities Lending Collateral Trust(k)	44,463,097

Total Securities Held as Collateral for Securities on Loan (Cost $44,463,097)		44,463,097

Unaffiliated Investment Company (0.1%):
1,194,539	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(f)	1,194,539

Total Unaffiliated Investment Company (Cost $1,194,539)		1,194,539

Total Investment Securities (Cost $835,567,492)(l) — 106.3%		861,210,980
Net other assets (liabilities) — (6.3)%		(53,881,889)

Net Assets — 100.0%		$807,329,091

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

JPY—Notional amount stated is in Japanese Yen.

MTN—Medium Term Note

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $39,189,464.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 1.46% of the net assets of the fund.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.14% of the net assets of the Fund.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Variable rate security. The rate presented represents the rate in effect at June 30, 2015. The date presented represents the final maturity date.

(e)	Defaulted bond.

(f)	The rate represents the effective yield at June 30, 2015.

(g)	Principal amount is stated in 1,000 Brazilian Real Units.

(h)	Principal amount is stated in 100 Mexican Peso Units.

(i)	Escrow security due to bankruptcy.

(j)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).

(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(l)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Argentina	0.6%
Australia	0.2%
Belgium	—	%NM
Bermuda	0.1%
Brazil	1.2%
Canada	1.4%
Cayman Islands	0.3%
Chile	0.1%
China	0.3%
Colombia	0.1%
Cyprus	—	%NM
Denmark	0.1%
European Community	0.3%
France	2.1%
Germany	1.1%
Guernsey	—%
Hong Kong	0.9%
Hungary	0.1%
India	0.3%
Indonesia	0.3%
Ireland (Republic of)	0.7%
Israel	0.8%
Italy	1.5%

Country	Percentage
Japan	11.0%
Jersey	0.2%
Kazakhstan	—	%NM
Korea, Republic Of	0.3%
Luxembourg	0.2%
Malaysia	0.3%
Mexico	3.7%
Netherlands	1.4%
Norway	0.3%
Poland	0.4%
Portugal	0.1%
Republic of Korea (South)	0.2%
Singapore	0.9%
South Africa	—	%NM
Spain	0.4%
Sweden	0.2%
Switzerland	1.5%
Taiwan	0.2%
Thailand	0.1%
Turkey	0.2%
United Arab Emirates	0.2%
United Kingdom	5.1%
United States	60.6%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Securities Sold Short (-0.0%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Brookdale Senior Living, Inc.	2.75%	6/15/18	$(72,000)	$(97,888)	$(93,915)	$3,973

				$(97,888)	$(93,915)	$3,973

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Securities Sold Short (-0.0%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Gentex Corp.	$(281,546)	$(255,840)	$25,706
Mead Johnson Nutrition Co.	(68,430)	(62,071)	6,359

	$(349,976)	$(317,911)	$32,065

Futures Contracts

Cash of $2,954,580 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)	Short	9/18/15	(42)	$(2,014,740)	$20,432
Russell 2000 Mini Index September Futures (U.S. Dollar)	Short	9/18/15	(27)	(3,376,080)	19,016
S&P 500 Index E-mini September Futures (U.S. Dollar)	Short	9/18/15	(426)	(43,758,720)	751,877
CAC 40 10 Euro September Futures (Euro)	Short	7/17/15	(3)	(160,066)	(463)
Tokyo Price Index September Futures (Japanese Yen)	Long	9/10/15	10	1,332,434	(21,023)
FTSE 100 Index September Futures (British Pounds)	Long	9/18/15	1	102,020	(2,095)
ASX SPI 200 Index September Futures (Australian Dollar)	Long	9/17/15	1	104,081	(2,455)
EURO STOXX 50 Index September Futures (Euro)	Long	9/18/15	206	7,890,046	(327,065)
YEN NIKKEI 225 Index September Futures (Japanese Yen)	Long	9/10/15	9	743,197	(13,773)
German Stock Index September Futures (Euro)	Long	9/18/15	18	5,518,532	(68,108)
S&P/Toronto Stock Exchange 60 Index September Futures (Canadian Dollar)	Long	9/17/15	1	135,154	(1,477)
NASDAQ 100 E-Mini September Futures (U.S. Dollar)	Long	9/18/15	4	351,220	(4,937)

Total					$349,929

Option Contracts

Over-the-counter options purchased as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citibank	Call	USD	49.00	01/15/16	39,100	$108,591
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	19.00	01/15/16	40,927	233,712
Bank of America Corp.	Goldman Sachs	Call	USD	16.50	01/15/16	109,500	162,901
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	USD	46.00	05/20/16	59,789	92,001
Baxter International, Inc.	Goldman Sachs	Call	USD	72.75	03/18/16	15,855	36,801
Citigroup, Inc.	Goldman Sachs	Call	USD	50.50	01/15/16	50,800	345,309
Delta Air Lines, Inc.	Morgan Stanley	Call	USD	43.00	09/18/15	3,671	6,717
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3500.00	03/16/18	424	153,823
Euro Stoxx 50 Index	Morgan Stanley	Call	EUR	3450.00	03/20/17	495	161,767
Euro Stoxx 50 Index	UBS Warburg	Call	EUR	3600.00	06/15/18	206	65,344
Euro Stoxx 50 Index	Citigroup Global Markets	Call	EUR	3500.00	06/16/17	462	135,905
Euro Stoxx 50 Index	Bank of America	Call	EUR	3600.00	09/15/17	477	132,301
Euro Stoxx 50 Index	Deutsche Bank	Call	EUR	3426.55	09/21/18	225	92,781
Euro Stoxx 50 Index	Barclays Bank	Call	EUR	3500.00	12/15/17	488	166,899
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3293.01	12/16/16	1,161	452,202
Euro Stoxx 50 Index	JPMorgan Chase	Call	EUR	3675.00	12/18/15	1,214	135,328
Euro Stoxx 600 Index	Bank of America	Call	EUR	404.13	09/18/15	5,410	44,245
General Electric Co.	Deutsche Bank	Call	USD	28.50	01/15/16	79,276	37,818
Gilead Sciences, Inc.	Citigroup Global Markets	Call	USD	95.00	01/15/16	7,700	184,790
GLDR Gold Shares(a)	JPMorgan Chase	Call	USD	120.00	09/18/15	16,400	12,006
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	01/15/16	5,500	44,051

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	05/20/16	14,300	$172,480
International Business Machines Corp.	Deutsche Bank	Call	USD	182.00	01/15/16	7,500	17,261
International Business Machines Corp.	Barclays Bank	Call	USD	182.00	01/15/16	7,500	17,261
Johnson & Johnson	Goldman Sachs	Call	USD	103.00	04/15/16	79,556	229,062
Johnson & Johnson	Deutsche Bank	Call	USD	110.00	07/17/15	76,700	302
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	59.00	01/15/16	39,100	376,881
KeyCorp	Deutsche Bank	Call	USD	15.75	05/20/16	79,719	79,087
Merck & Co., Inc.	Goldman Sachs	Call	USD	59.00	01/15/16	78,450	159,532
MetLife, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	60,533	161,226
Morgan Stanley	Deutsche Bank	Call	USD	40.75	05/20/16	59,789	154,689
MS Japan Custom Index	Morgan Stanley	Call	JPY	131.28	12/11/15	1,352,770	272,469
MS Japan Custom Index	Morgan Stanley	Call	JPY	139.99	12/11/15	349,532	51,325
Nikkei 225	Goldman Sachs	Call	JPY	21968.28	03/09/18	16,713	215,590
Pfizer, Inc.	Citigroup Global Markets	Call	USD	33.00	01/15/16	151,300	265,752
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	90.00	01/15/16	46,970	226,730
S&P 500 Index	Credit Suisse First Boston	Call	USD	2350.00	08/21/15	8,427	1,199
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	03/17/17	4,134	209,885
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	372.06	09/15/17	3,057	124,920
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	348.12	09/16/16	4,376	226,018
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	400.00	12/16/16	8,646	204,415
SunTrust Banks, Inc.	Deutsche Bank	Call	USD	45.50	05/20/16	59,800	129,501
Taiwan Stock Exchange	Citibank	Call	TWD	9000.77	09/21/16	6,700	117,122
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Call	TWD	9483.14	09/21/16	6,239	73,121
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Call	TWD	9677.00	12/21/16	6,300	74,952
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	USD	63.50	05/20/16	15,900	51,423
Tokyo Stock Exchange Index	Citigroup Global Markets	Call	JPY	1675.00	06/10/16	254,440	172,184
Tokyo Stock Exchange Price Index	Citibank	Call	JPY	1585.00	03/11/16	393,100	369,953
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	JPY	1675.00	06/10/16	135,033	91,379
Tokyo Stock Exchange Price Index	Bank of America	Call	JPY	1525.00	12/11/15	263,891	298,063
Tokyo Stock Exchange Tokyo Price	BNP Paribas	Call	JPY	1600.00	09/11/15	126,888	73,318
Tokyo Stock Exchange Tokyo Price	Bank of America	Call	JPY	1615.00	09/11/15	196,900	99,274
Tokyo Stock Exchange Tokyo Price	UBS Warburg	Call	JPY	1675.00	09/11/15	138,500	37,073
Tokyo Stock Exchange Tokyo Price	Citibank	Call	JPY	1585.00	12/11/15	278,384	224,904
Wells Fargo & Co.	Goldman Sachs	Call	USD	60.00	01/15/16	18,400	23,297
Wells Fargo & Co.	Deutsche Bank	Call	USD	59.00	05/20/16	59,789	144,486
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	BRL	47604.37	08/12/15	132	8,644
Russell 2000 Index	Bank of America	Put	USD	1215.00	08/21/15	3,301	73,366
Russell 2000 Index	UBS Warburg	Put	USD	1250.00	08/21/15	3,538	119,931
Russell 2000 Index	Morgan Stanley	Put	USD	1270.00	09/18/15	1,757	92,204
S&P 500 Index	Credit Suisse First Boston	Put	USD	2100.00	08/31/15	1,060	75,478
S&P 500 Index	Credit Suisse First Boston	Put	USD	2050.00	09/18/15	1,988	114,651
SPX Put Option	Morgan Stanley	Put	USD	2065.00	07/17/15	3,987	118,276

Total							$8,553,976

Over-the-counter options written as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	USD	55.00	01/15/16	39,100	$(33,677)
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	24.00	01/15/16	40,927	(85,505)
Bank of America Corp.	Goldman Sachs	Call	USD	19.00	01/15/16	109,500	(49,686)
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	USD	51.25	05/20/16	59,789	(35,465)
Baxter International, Inc.	Goldman Sachs	Call	USD	82.00	03/18/16	15,855	(6,231)
Citigroup, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	50,800	(135,965)
Delta Air Lines, Inc.	Morgan Stanley	Call	USD	50.00	09/18/15	3,671	(1,336)
eBay, Inc.	Citigroup Global Markets	Call	USD	60.00	08/21/15	13,400	(32,191)
General Electric Co.	Deutsche Bank	Call	USD	32.00	01/15/16	79,276	(6,597)

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	245.00	05/20/16	14,300	$(68,724)
Ibovespa Brasil Sao Paulo Index	Bank of America	Call	BRL	55416.37	08/12/15	132	(40,212)
Johnson & Johnson	Goldman Sachs	Call	USD	113.00	04/15/16	79,556	(73,704)
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	66.00	01/15/16	39,100	(178,668)
KeyCorp	Deutsche Bank	Call	USD	17.90	05/20/16	79,719	(32,711)
Merck & Co., Inc.	Goldman Sachs	Call	USD	65.00	01/15/16	78,450	(47,936)
MetLife, Inc.	Goldman Sachs	Call	USD	67.50	01/15/16	60,533	(28,164)
Mobileye NV	Citigroup Global Markets	Call	USD	55.00	08/21/15	7,983	(18,812)
Mobileye NV	Citigroup Global Markets	Call	USD	60.00	08/21/15	3,192	(3,261)
Morgan Stanley	Deutsche Bank	Call	USD	46.00	05/20/16	59,789	(62,924)
Pfizer, Inc.	Citigroup Global Markets	Call	USD	37.50	01/15/16	151,300	(51,189)
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	105.00	01/15/16	46,970	(43,037)
Russell 2000 Index	Bank of America	Call	USD	1315.00	08/21/15	3,301	(22,247)
Russell 2000 Index	UBS Warburg	Call	USD	1350.00	08/21/15	3,538	(6,640)
Russell 2000 Index	Morgan Stanley	Call	USD	1360.00	09/18/15	1,757	(6,372)
S&P 500 Index	Credit Suisse First Boston	Call	USD	2185.00	09/18/15	1,988	(14,128)
SunTrust Banks, Inc.	Deutsche Bank	Call	USD	51.75	05/20/16	59,800	(46,915)
Tenet Healthcare Corp.	Goldman Sachs	Call	USD	49.00	08/21/15	9,341	(79,916)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	USD	73.00	05/20/16	15,900	(16,198)
Tiffany & Co.	Goldman Sachs	Call	USD	97.50	08/21/15	4,501	(4,406)
Tokyo Stock Exchange Tokyo Price	UBS Warburg	Call	JPY	1825.00	09/11/15	138,500	(4,229)
Tokyo Stock Exchange Tokyo Price	Citibank	Call	JPY	1800.00	12/11/15	278,384	(43,931)
United Continental Holdings, Inc.	Citigroup Global Markets	Call	USD	60.00	01/15/16	7,117	(23,442)
Valeant Pharmaceuticals International, Inc.	Barclays Bank	Call	USD	240.00	01/15/16	1,200	(20,839)
Wells Fargo & Co.	Deutsche Bank	Call	USD	66.00	05/20/16	59,789	(48,035)
Delta Air Lines, Inc.	Morgan Stanley	Put	USD	39.00	09/18/15	3,671	(6,449)
Euro Stoxx 50 Index	Deutsche Bank	Put	EUR	2586.07	09/21/18	225	(57,721)
Euro Stoxx 600 Index	Bank of America	Put	EUR	368.48	09/18/15	5,410	(69,386)
Goodyear Tire & Rubber Co.	Morgan Stanley	Put	USD	28.00	10/16/15	19	(1,914)
MS Japan Custom Index	Morgan Stanley	Put	JPY	128.68	12/11/15	1,352,770	(33,209)
MS Japan Custom Index	Morgan Stanley	Put	JPY	137.22	12/11/15	349,532	(13,587)
Nikkei 225	Goldman Sachs	Put	JPY	17974.04	03/09/18	16,713	(228,113)
Russell 2000 Index	Bank of America	Put	USD	1115.00	08/21/15	3,301	(21,375)
Russell 2000 Index	UBS Warburg	Put	USD	1200.00	08/21/15	3,538	(61,737)
Russell 2000 Index	Morgan Stanley	Put	USD	1170.00	09/18/15	1,757	(35,478)
S&P 500 Index	Credit Suisse First Boston	Put	USD	1900.00	08/31/15	1,060	(19,070)
S&P 500 Index	Credit Suisse First Boston	Put	USD	1900.00	09/18/15	1,988	(46,188)
Taiwan Stock Exchange	Citibank	Put	TWD	8100.70	09/21/16	6,700	(69,756)
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Put	TWD	8691.29	09/21/16	6,239	(111,782)
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Put	TWD	8868.97	12/21/16	6,300	(146,522)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Put	USD	55.00	05/20/16	15,900	(55,262)
Tokyo Stock Exchange Price Index	Citigroup Global Markets	Put	JPY	1435.00	03/11/16	393,100	(111,341)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	JPY	1450.00	06/10/16	135,033	(56,500)
Tokyo Stock Exchange Price Index	Citigroup Global Markets	Put	JPY	1475.00	06/10/16	127,220	(60,441)
Tokyo Stock Exchange Price Index	Bank of America	Put	JPY	1425.00	12/11/15	263,891	(45,013)
Tokyo Stock Exchange Tokyo Price	Bank of America	Put	JPY	1435.00	09/11/15	196,900	(12,576)
Tokyo Stock Exchange Tokyo Price	Citibank	Put	JPY	1400.00	12/11/15	278,384	(39,680)
Tokyo Stock Price Index	Citigroup Global Markets	Put	JPY	1500.00	06/10/16	127,220	(68,521)

Total							$(2,744,914)

Exchange-traded options purchased as of June 30, 2015 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Apple, Inc.	Call	USD	135.00	08/21/15	12	$1,554
Goodyear Tire & Rubber Co.	Call	USD	31.00	10/16/15	19	2,519

Total						$4,073

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Exchange-traded options written as of June 30, 2015 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Aetna, Inc.	Call	USD	130.00	10/16/15	8	$(5,860)
Apple, Inc.	Call	USD	150.00	08/21/15	12	(156)
Diageo plc	Call	USD	125.00	10/16/15	14	(2,485)
Diageo plc	Call	USD	125.00	10/16/15	23	(4,083)
DISH Network Corp.	Call	USD	80.00	09/18/15	16	(960)
Philip Morris International, Inc.	Call	USD	85.00	12/18/15	49	(7,497)
Apple, Inc.	Put	USD	120.00	08/21/15	12	(3,084)
Molson Coors Brewing Co.	Put	USD	65.00	01/15/16	24	(8,400)

Total						$(32,525)

Over-the-counter interest rate swaptions purchased as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.50	06/30/15	4,001	$—
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.53	08/12/15	6,427	67,498
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.90	09/18/15	4,051	322,115
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	30,000	9,205
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	13,882	4,260
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.25	08/01/16	1,937,701	11,012
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	04/04/18	1,006,980	5,818

Total							$419,908

Over-the-counter interest rate swaptions written as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.65	09/14/15	4,051	$(120,734)

Total							$(120,734)

Forward Currency Contracts

At June 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Morgan Stanley	7/31/15	651,000	$498,373	$501,244	$(2,871)
Australian Dollar	Credit Suisse First Boston	8/14/15	531,960	409,077	409,287	(210)
Brazilian Real	BNP Paribas	7/13/15	5,170,687	1,678,903	1,655,581	23,322
Brazilian Real	Deutsche Bank	7/13/15	3,946,520	1,280,267	1,263,620	16,647
Brazilian Real	Morgan Stanley	7/13/15	4,683,262	1,524,450	1,499,515	24,935
British Pound	Deutsche Bank	7/16/15	551,000	844,683	865,516	(20,833)
British Pound	BNP Paribas	7/30/15	1,306,000	2,039,090	2,051,266	(12,176)
Canadian Dollar	BNP Paribas	7/10/15	986,654	805,409	789,974	15,435
Chilean Peso	Morgan Stanley	8/24/15	458,662,190	763,000	714,070	48,930
Chilean Peso	UBS Warburg	8/26/15	460,660,910	766,000	717,049	48,951
Chilean Peso	JPMorgan Chase	9/15/15	468,006,000	770,000	727,112	42,888
Chinese Renminbi	Morgan Stanley	8/7/15	5,027,277	787,000	808,550	(21,550)
Chinese Renminbi	JPMorgan Chase	8/28/15	7,413,000	1,189,563	1,190,770	(1,207)
European Euro	Deutsche Bank	7/9/15	718,000	814,348	800,453	13,895
Indonesian Rupiah	Credit Suisse First Boston	7/31/15	10,524,385,000	787,871	784,530	3,341
Japanese Yen	Deutsche Bank	7/2/15	475,268,000	3,969,100	3,883,860	85,240

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	JPMorgan Chase	7/2/15	475,699,641	$3,972,025	$3,887,389	$84,636
Japanese Yen	BNP Paribas	7/9/15	480,324,000	4,037,643	3,925,641	112,002
Japanese Yen	UBS Warburg	7/9/15	97,884,000	822,409	799,996	22,413
Japanese Yen	Credit Suisse First Boston	7/10/15	174,640,128	1,448,995	1,427,335	21,660
Japanese Yen	Credit Suisse First Boston	7/10/15	160,000,000	1,347,936	1,307,681	40,255
Japanese Yen	Deutsche Bank	7/10/15	174,802,944	1,450,936	1,428,666	22,270
Japanese Yen	Deutsche Bank	7/13/15	160,000,000	1,331,901	1,307,732	24,169
Japanese Yen	BNP Paribas	7/31/15	177,308,000	1,427,566	1,449,534	(21,968)
Japanese Yen	JPMorgan Chase	8/3/15	200,000,000	1,684,636	1,635,101	49,535
Japanese Yen	Credit Suisse First Boston	8/6/15	50,265,000	406,093	410,955	(4,862)
Japanese Yen	Morgan Stanley	8/6/15	294,654,000	2,377,555	2,409,024	(31,469)
Japanese Yen	BNP Paribas	8/7/15	208,543,000	1,677,503	1,705,019	(27,516)
Japanese Yen	HSBC Bank	8/7/15	164,623,000	1,329,370	1,345,935	(16,565)
Japanese Yen	JPMorgan Chase	8/7/15	321,676,000	2,599,465	2,629,979	(30,514)
Japanese Yen	Deutsche Bank	8/10/15	200,000,000	1,687,763	1,635,226	52,537
Japanese Yen	Credit Suisse First Boston	8/13/15	160,393,000	1,293,492	1,311,438	(17,946)
Japanese Yen	JPMorgan Chase	8/13/15	384,964,000	3,103,935	3,147,620	(43,685)
Japanese Yen	Morgan Stanley	8/14/15	417,714,000	3,367,833	3,415,435	(47,602)
Japanese Yen	Morgan Stanley	8/31/15	300,000,000	2,416,471	2,453,449	(36,978)
Japanese Yen	JPMorgan Chase	10/13/15	290,000,000	2,416,908	2,373,783	43,125
Japanese Yen	BNP Paribas	11/10/15	240,000,000	2,004,611	1,965,749	38,862
Japanese Yen	Credit Suisse First Boston	12/10/15	310,000,000	2,530,530	2,540,808	(10,278)
Korean Won	Morgan Stanley	9/11/15	2,204,875,000	1,963,904	1,976,278	(12,374)
Korean Won	Credit Suisse First Boston	10/27/15	1,746,403,000	1,626,074	1,565,308	60,766
Korean Won	Deutsche Bank	10/27/15	2,122,389,000	1,971,564	1,902,306	69,258
Mexican Peso	UBS Warburg	7/9/15	32,787,660	2,232,914	2,084,995	147,919
Mexican Peso	Credit Suisse First Boston	7/23/15	15,844,030	1,070,275	1,006,505	63,770
Mexican Peso	Deutsche Bank	7/23/15	12,143,770	803,399	771,443	31,956
Mexican Peso	Credit Suisse First Boston	8/6/15	31,846,000	2,134,093	2,021,011	113,082
Mexican Peso	Credit Suisse First Boston	8/7/15	23,182,000	1,488,096	1,471,073	17,023
Mexican Peso	BNP Paribas	8/13/15	11,672,000	751,795	740,364	11,431
Mexican Peso	Deutsche Bank	8/13/15	11,672,000	751,795	740,364	11,431
Mexican Peso	BNP Paribas	8/20/15	12,141,100	802,097	769,740	32,357
Mexican Peso	Deutsche Bank	8/20/15	15,861,480	1,038,497	1,005,610	32,887
Mexican Peso	BNP Paribas	9/3/15	11,962,030	755,465	757,650	(2,185)
Mexican Peso	Morgan Stanley	9/17/15	31,997,050	2,078,829	2,024,713	54,116
Mexican Peso	Deutsche Bank	10/1/15	16,400,000	1,063,844	1,036,760	27,084
Mexican Peso	JPMorgan Chase	10/1/15	16,065,120	1,052,933	1,015,590	37,343
Mexican Peso	Deutsche Bank	10/15/15	24,228,960	1,555,382	1,530,101	25,281
Mexican Peso	Credit Suisse First Boston	10/29/15	16,214,820	1,022,501	1,022,934	(433)
Mexican Peso	Deutsche Bank	11/12/15	35,369,040	2,293,563	2,228,993	64,570
Mexican Peso	Credit Suisse First Boston	11/27/15	8,106,800	510,093	510,331	(238)
Singapore Dollar	Morgan Stanley	8/6/15	1,108,000	825,904	822,491	3,413
Swiss Franc	BNP Paribas	7/31/15	1,981,000	2,139,632	2,122,114	17,518

				$93,595,359	$92,302,566	$1,292,793

Long Contracts:
Brazilian Real	Deutsche Bank	7/13/15	2,518,000	$805,167	$806,228	$1,061
Canadian Dollar	BNP Paribas	7/10/15	986,654	800,543	789,974	(10,569)

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chilean Peso	Morgan Stanley	8/24/15	458,662,190	$759,525	$714,070	$(45,455)
Chilean Peso	UBS Warburg	8/26/15	460,660,910	737,779	717,049	(20,730)
Chilean Peso	JPMorgan Chase	9/15/15	468,006,000	749,197	727,112	(22,085)
European Euro	Deutsche Bank	7/9/15	718,000	797,834	800,453	2,619
European Euro	Credit Suisse First Boston	7/17/15	1,846,000	2,059,822	2,058,210	(1,612)
European Euro	Deutsche Bank	8/20/15	1,834,000	2,054,465	2,045,809	(8,656)
European Euro	Credit Suisse First Boston	8/21/15	2,171,200	2,430,496	2,421,987	(8,509)
European Euro	JPMorgan Chase	8/21/15	1,497,800	1,678,268	1,670,805	(7,463)
European Euro	Deutsche Bank	8/27/15	1,287,539	1,435,867	1,436,383	516
Indian Rupee	Credit Suisse First Boston	8/5/15	48,714,560	752,000	759,531	7,531
Indian Rupee	Credit Suisse First Boston	12/18/15	89,750,618	1,371,076	1,362,630	(8,446)
Japanese Yen	BNP Paribas	7/2/15	254,260,000	2,045,321	2,077,797	32,476
Japanese Yen	Deutsche Bank	7/2/15	352,780,198	2,875,908	2,882,898	6,990
Japanese Yen	JPMorgan Chase	7/2/15	221,439,641	1,794,508	1,809,591	15,083
Japanese Yen	BNP Paribas	7/9/15	255,181,000	2,041,456	2,085,569	44,113
Japanese Yen	UBS Warburg	7/9/15	97,884,000	818,189	799,996	(18,193)

				$26,007,421	$25,966,092	$(41,329)

Centrally Cleared Credit Default Swap Agreements—Buy Protection(b)

At June 30, 2015, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at June 30, 2015 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	6/20/20	3.56	663,806	5.00	(41,824)	(45,514)	3,690

						(41,824)	$(45,514)	3,690

Centrally Cleared Credit Default Swap Agreements—Sell Protection(b)

At June 30, 2015, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at June 30, 2015 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	6/20/20	3.54	200,000	1.00	2,828	3,910	(1,082)
iTraxx Europe Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 23	JPMorgan Chase	6/20/20	3.31	1,186,469	5.00	100,271	129,125	(28,854)

						103,099	133,035	(29,936)

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements

At June 30, 2015, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)	Value ($)		Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1 .230	3/15/17	Bank of America	1,597,500	JPY	18,608	18,608
Pay	3-Month U.S. Dollar LIBOR BBA	2 .057	3/17/20	Deutsche Bank	2,463,000	PLN	(8,183)	(8,183)
Pay	3-Month U.S. Dollar LIBOR BBA	2 .050	3/19/20	Deutsche Bank	821,000	PLN	(2,828)	(2,828)

							7,597	7,597

Centrally Cleared Interest Rate Swap Agreements

At June 30, 2015, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)	Premiums Paid/ Received ($)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.029	3/11/17	JPMorgan Chase	20,300,000	USD	212	(148,271)	(148,483)
Pay	3-Month U.S. Dollar LIBOR BBA	1.081	4/7/17	JPMorgan Chase	39,600,000	USD	429	(269,752)	(270,181)
Pay	3-Month U.S. Dollar LIBOR BBA	3.475	2/5/20	JPMorgan Chase	1,187,843	NZD	12	10,046	10,034
Pay	3-Month U.S. Dollar LIBOR BBA	3.590	2/9/20	JPMorgan Chase	2,032,000	NZD	21	24,970	24,949
Pay	3-Month U.S. Dollar LIBOR BBA	3.600	2/9/20	JPMorgan Chase	2,383,000	NZD	—	30,033	30,033
Pay	3-Month U.S. Dollar LIBOR BBA	1.878	3/11/20	JPMorgan Chase	8,260,000	USD	114	111,215	111,101
Pay	3-Month U.S. Dollar LIBOR BBA	2.888	6/12/20	JPMorgan Chase	963,198	AUD	11	5,198	5,187
Pay	3-Month U.S. Dollar LIBOR BBA	2.220	4/7/25	JPMorgan Chase	8,590,000	USD	145	(127,138)	(127,283)
Pay	3-Month U.S. Dollar LIBOR BBA	3.123	6/5/25	JPMorgan Chase	8,120,000	USD	121	(34,662)	(34,783)

								(398,361)	(399,426)

Total Return Swaps at June 30, 2015

Counterparty	Receive/Pay Total Return	Expiration Date	Notional Amount (Local)	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	EURO Stoxx 50 Index Dividends December Futures	12/21/18	179,040	USD	$(3,360)
BNP Paribas SA	EURO Stoxx 50 Index Dividends December Futures	12/15/17	357,346	USD	(6,116)
BNP Paribas SA	EURO Stoxx 50 Index Dividends December Futures	12/15/17	365,440	USD	(2,880)
BNP Paribas SA	EURO Stoxx 50 Index Dividends December Futures	12/21/18	363,120	USD	(11,760)
BNP Paribas SA	EURO Stoxx 50 Index Dividends December Futures	12/21/18	192,100	USD	(5,440)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,350,000	JPY	55,079
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,800,000	JPY	51,401
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	25,515,000	JPY	78,916
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	27,850,000	JPY	91,771
Credit Suisse First Boston	PT Siloam International Hospitals Tbk	2/11/16	175,702	USD	19,070

					$266,681

(a)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).

(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the financial statements.

AZL BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$835,567,492

Investment securities, at value*	$861,210,980
Cash	196,528
Segregated cash for collateral	3,931,385
Deposits with brokers for securities sold short	338,064
Interest and dividends receivable	1,905,106
Foreign currency, at value (cost $334,874)	336,215
Unrealized appreciation on forward currency contracts	1,766,642
Unrealized appreciation on swap agreements	314,845
Receivable for capital shares issued	537,511
Receivable for investments sold	4,756,463
Reclaims receivable	177,404
Receivable for variation margin on swaps	12,134
Receivable for variation margin on futures contracts	964,734
Prepaid expenses	13,460

Total Assets	876,461,471

Liabilities:
Cash received as collateral for derivatives	5,880,000
Written options (Proceeds received $3,358,988)	2,898,173
Unrealized depreciation on forward currency contracts	515,178
Unrealized depreciation on swap agreements	40,567
Payable for collateral received on loaned securities	44,463,097
Payable for investments purchased	13,781,148
Securities sold short (Proceeds received $447,864)	411,826
Dividend payable on securities sold short	1,159
Payable for variation margin on futures contracts	274,084
Payable for variation margin on swaps	15,895
Manager fees payable	502,464
Administration fees payable	46,040
Distribution fees payable	167,488
Custodian fees payable	103,715
Administrative and compliance services fees payable	1,009
Trustee fees payable	6,405
Other accrued liabilities	24,132

Total Liabilities	69,132,380

Net Assets	$807,329,091

Net Assets Consist of:
Capital	$712,341,079
Accumulated net investment income/(loss)	17,568,226
Accumulated net realized gains/(losses) from investment transactions	49,908,070
Net unrealized appreciation/(depreciation) on investments	27,511,716

Net Assets	$807,329,091

Shares of beneficial interest (unlimited number of shares authorized, no par value)	65,755,439
Net Asset Value (offering and redemption price per share)	$12.28

*	Includes securities on loan of $39,189,464.

Consolidated Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$5,553,055
Interest	3,376,867
Income from securities lending	151,997
Foreign withholding tax	(333,923)

Total Investment Income	8,747,996

Expenses:
Manager fees	2,975,782
Administration fees	185,596
Distribution fees	991,928
Custodian fees	169,208
Administrative and compliance services fees	5,199
Trustee fees	20,968
Professional fees	20,529
Shareholder reports	4,860
Broker fees and charges on short sales	870
Dividends on securities sold short	14,015
Other expenses	8,829

Net expenses	4,397,784

Net Investment Income/(Loss)	4,350,212

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains (losses) on securities transactions	6,870,189
Net realized gains (losses) on futures contracts	200,079
Net realized gains (losses) on options contracts	1,193,046
Net realized gains (losses) on swap agreements	927,323
Net realized gains (losses) on forward currency contracts	6,657,181
Change in net unrealized appreciation/depreciation on investments	(120,843)

Net Realized/Unrealized Gains/(Losses) on Investments	15,726,975

Change in Net Assets Resulting From Operations	$20,077,187

See accompanying notes to the financial statements.

Consolidated Statements of Changes in Net Assets

	AZL BlackRock Global Allocation Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$4,350,212	$8,314,781
Net realized gains/(losses) on investment transactions	15,847,818	39,803,587
Change in unrealized appreciation/depreciation on investments	(120,843)	(34,975,914)

Change in net assets resulting from operations	20,077,187	13,142,454

Dividends to Shareholders:
From net investment income	—	(4,674,726)
From net realized gains	—	(15,060,387)

Change in net assets resulting from dividends to shareholders	—	(19,735,113)

Capital Transactions:
Proceeds from shares issued	23,533,392	125,520,079
Proceeds from dividends reinvested	—	19,735,113
Value of shares redeemed	(14,024,870)	(7,607,923)

Change in net assets resulting from capital transactions	9,508,522	137,647,269

Change in net assets	29,585,709	131,054,610
Net Assets:
Beginning of period	777,743,382	646,688,772

End of period	$807,329,091	$777,743,382

Accumulated net investment income/(loss)	$17,568,226	$13,218,014

Share Transactions:
Shares issued	1,907,151	10,340,877
Dividends reinvested	—	1,622,953
Shares redeemed	(1,142,551)	(629,704)

Change in shares	764,600	11,334,126

See accompanying notes to the financial statements.

AZL BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.97		$12.05	$10.58	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06		0.12	0.07	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.25		0.12	1.42	0.58

Total from Investment Activities	0.31		0.24	1.49	0.71

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	— (b)	(0.13)
Realized Gains	—		(0.24)	(0.02)	—

Total Dividends	—		(0.32)	(0.02)	(0.13)

Net Asset Value, End of Period	$12.28		$11.97	$12.05	$10.58

Total Return(c)	2.59	%(d)	1.95%	14.11%	7.13	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$807,329		$777,743	$646,689	$309,063
Net Investment Income/(Loss)(e)	1.10%		1.14%	0.72%	1.09%
Expenses Before Reductions(e) (f)	1.11%		1.11%	1.14%	1.15%
Expenses Net of Reductions(e)	1.11%		1.11%	1.14%	1.14%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.11%		1.11%	1.14%	1.15%
Portfolio Turnover Rate	81	%(d)	74%	50%	74	%(d)

(a)	Period from commencement of operations.

(b)	Less than $0.005.

(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, which is used to pay certain Fund Expenses.

See accompanying notes to the financial statements.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Global Allocation Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

As of June 30, 2015, the Fund’s aggregate investment in the Subsidiary was $8,085,114, representing 1.00% of the Fund’s net assets. The Fund’s operations have been consolidated with the operations of the Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $44.2 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $15,061 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2015, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $119.6 million as of June 30, 2015. The monthly average amount for these contracts was $116.5 million for the period ended June 30, 2015.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $65.5 million as of June 30, 2015. The monthly average notional amount for these contracts was $37.3 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2015, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2015:

	Number of Contracts	Notional Amount(a)	Cost
Options outstanding at December 31, 2014	4,549,398	3,664,669	$8,743,630
Options purchased	4,072,761	80,132	9,895,322
Options exercised	(129,653)	—	(666,949)
Options expired	(459,105)	(259,476)	(2,820,152)
Options closed	(3,169,190)	(482,283)	(5,892,090)

Options outstanding at June 30, 2015	4,864,211	3,003,042	$9,259,761

The Fund had the following transactions in written call and put options during the period ended June 30, 2015:

	Number of Contracts	Notional Amount(a)	Premiums Received
Options outstanding at December 31, 2014	(4,751,478)	(3,100)	$(3,023,316)
Options written	(4,311,707)	(14,003)	(4,000,964)
Options exercised	172,962	—	406,336
Options expired	169,283	—	495,157
Options closed	3,805,453	13,052	2,763,799

Options outstanding at June 30, 2015	(4,915,487)	(4,051)	$(3,358,988)

(a)	Includes swaptions and currency options, as applicable.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2015, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The gross notional amount of interest rate swaps outstanding was $91.9 million as of June 30, 2015. The monthly average gross notional amount for interest rate swaps was $147.2 million for the period ended June 30, 2015.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The gross notional amount of total return swaps outstanding was $2.5 million as of June 30, 2015. The monthly average gross notional amount for total return swaps was $1.5 million to the period ended June 30, 2015.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of June 30, 2015, the Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The gross notional amount of OTC and centrally cleared credit default swaps outstanding was $1.9 million as of June 30, 2015. The monthly average gross notional amount for credit default swaps was $2.7 million for the period ended June 30, 2015.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Total Fair Value	Consolidated Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Futures Contracts	Receivable for variation margin on futures contracts*	$791,325	Payable for variation margin on futures contracts*	$441,396

Option Contracts	Investment securities, at value (purchased options)	8,558,049	Written options	2,777,439

Total Return Swap Agreements	Unrealized appreciation on swap agreements	296,237	Unrealized depreciation on swap agreements	29,556

Credit Risk Exposure

Credit Default Swap Agreements	Unrealized appreciation on swap agreements	3,690	Unrealized depreciation on swap agreements	29,936

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Total Fair Value	Consolidated Statement of Assets and Liabilities Location	Total Fair Value

Interest Rate Risk

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements	$199,912	Unrealized depreciation on swap agreements	$591,741

Swaption Contracts	Investment securities, at value (purchased options)	419,908	Written options	120,734

Foreign Exchange Rate Risk Exposure

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	1,766,642	Unrealized depreciation on forward currency contracts	515,178

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Option Contracts	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$200,079	$—	$1,038,504	$—	$543,685
Credit Risk Exposure	—	31,280	—	—	(300,533)
Interest Rate Risk Exposure	—	896,043	154,542	—	(1,128,583)
Foreign Exchange Rate Risk Exposure	—	—	—	6,657,181	(2,145,338)

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2015. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015.

As of June 30, 2015, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$16,179	$274,084
Forward currency contracts	1,766,642	515,178
Option contracts*	8,977,957	2,898,173
Swap agreements	326,979	56,462

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	11,087,757	3,743,897
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(32,386)	(322,504)

Total assets and liabilities subject to a MNA	$11,055,371	$3,421,393

*	Includes option contracts purchased at value as reported in the Consolidated Statement of Assets and Liabilities.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2015:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$674,501	$(210,807)	$—	$(463,694)	$—
Barclays Bank	184,161	(20,839)	—	(163,322)	—
BNP Paribas	678,001	(103,970)	—	—	574,031
Citibank	1,879,051	(711,060)	—	(1,167,991)	—
Credit Suisse First Boston	952,125	(131,921)	(510,000)	—	310,204
Deutsche Bank	1,822,330	(556,558)	—	(700,000)	565,772
Goldman Sachs	2,727,159	(1,100,046)	—	(1,627,113)	—
JPMorgan Chase	770,881	(104,954)	—	(510,000)	155,927
Morgan Stanley	925,531	(353,145)	—	(520,000)	52,386
UBS Warburg	441,631	(111,528)	—	—	330,103

Total	$11,055,371	$(3,404,828)	$(510,000)	$(5,152,120)	$1,988,423

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2015:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$210,807	$(210,807)	$—	$—	$—
Barclays Bank	20,839	(20,839)	—	—	—
BNP Paribas	103,970	(103,970)	—	—	—
Citibank	711,060	(711,060)	—	—	—
Credit Suisse First Boston	131,921	(131,921)	—	—	—
Deutsche Bank	556,558	(556,558)	—	—	—
Goldman Sachs	1,100,046	(1,100,046)	—	—	—
HSBC	16,565	—	—	—	16,565
JPMorgan Chase	104,954	(104,954)	—	—	—
Morgan Stanley	353,145	(353,145)	—	—	—
UBS Warburg	111,528	(111,528)	—	—	—

Total	$3,421,393	$(3,404,828)	$—	$—	$16,565

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Consolidated Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Consolidated Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $4,206 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Aerospace & Defense	$3,861,355	$4,948,801	$—	$8,810,156
Air Freight & Logistics	5,637,323	361,412	—	5,998,735
Airlines	1,765,392	2,220,474	—	3,985,866
Auto Components	2,157,592	8,975,708	—	11,133,300
Automobiles	1,989,080	11,753,900	—	13,742,980
Banks	22,225,366	14,278,331	—	36,503,697
Beverages	4,506,092	4,019,179	—	8,525,271
Biotechnology	9,032,194	182,334	—	9,214,528
Building Products	—	1,643,608	—	1,643,608
Capital Markets	4,269,975	3,507,472	—	7,777,447
Chemicals	4,970,174	12,799,202	—	17,769,376
Commercial Services & Supplies	1,714,039	297,739	—	2,011,778
Communications Equipment	4,475,466	1,357,231	—	5,832,697
Construction & Engineering	—	1,511,346	—	1,511,346
Distributors	—	51,002	—	51,002
Diversified Consumer Services	—	22,521	—	22,521
Diversified Telecommunication Services	5,515,172	4,396,026	—	9,911,198
Electric Utilities	2,328,045	1,853,980	—	4,182,025
Electrical Equipment	4,314,342	2,707,916	—	7,022,258
Electronic Equipment, Instruments & Components	165,867	3,211,522	—	3,377,389
Energy Equipment & Services	2,357,524	1,772,628	1,589,577	5,719,729
Food & Staples Retailing	3,239,603	515,130	—	3,754,733
Food Products	877,162	3,829,107	—	4,706,269
Gas Utilities	—	1,581,309	—	1,581,309
Health Care Equipment & Supplies	1,964,992	564,694	—	2,529,686
Health Care Providers & Services	11,410,388	6,579,653	—	17,990,041
Household Durables	498,630	2,116,791	—	2,615,421
Household Products	7,325,733	39,109	—	7,364,842
Independent Power and Renewable Electricity Producers	3,405,463	271,816	—	3,677,279
Industrial Conglomerates	3,311,239	2,884,124	—	6,195,363
Insurance	8,564,987	6,679,991	—	15,244,978
Internet & Catalog Retail	1,013,408	6,283	—	1,019,691
Internet Software & Services	15,057,745	1,093,515	2,742,836	18,894,096
IT Services	6,485,998	1,361,067	—	7,847,065
Leisure Products	—	714,563	—	714,563
Machinery	4,510,691	4,263,978	—	8,774,669
Media	4,573,772	1,098,032	—	5,671,804
Metals & Mining	12,178,776	5,632,564	—	17,811,340
Multiline Retail	276,042	503,886	—	779,928
Multi-Utilities	2,619,295	1,383,535	—	4,002,830
Oil, Gas & Consumable Fuels	23,283,566	11,197,328	1,064,814	35,545,708
Personal Products	—	29,769	—	29,769
Pharmaceuticals	19,184,979	13,714,334	—	32,899,313
Real Estate Investment Trusts (REITs)	4,144,572	559,188	—	4,703,760
Real Estate Management & Development	1,408,963	11,331,074	—	12,740,037
Road & Rail	3,848,125	3,026,739	—	6,874,864
Semiconductors & Semiconductor Equipment	1,948,707	3,788,552	—	5,737,259
Software	12,281,248	3,075,457	—	15,356,705
Specialty Retail	696,326	1,528,867	—	2,225,193
Technology Hardware, Storage & Peripherals	4,630,591	861,723	—	5,492,314

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Tobacco	$2,173,071	$544,419	$—	$2,717,490
Trading Companies & Distributors	830,357	4,959,492	—	5,789,849
Transportation Infrastructure	—	56,231	352,802	409,033
Wireless Telecommunication Services	3,183,470	2,399,954	—	5,583,424
Other Common Stocks+	13,504,035	—	—	13,504,035
Convertible Bonds	—	15,935,933	—	15,935,933
Convertible Preferred Stocks
Banks	—	319,600	—	319,600
Financial Services	—	—	998,866	998,866
Other Convertible Preferred Stocks+	2,671,611	—	—	2,671,611
Corporate Bonds
Transportation Infrastructure	—	—	568,375	568,375
Other Corporate Bonds+		25,965,923	—	25,965,923
Floating Rate Loans+	—	11,410,520	292,000	11,702,520
Foreign Bonds+	—	75,020,562	—	75,020,562
Preferred Stocks
Automobiles	—	1,937,734	—	1,937,734
Banks	5,169,972	652,368	—	5,822,340
Health Care Providers & Services	—	—	843,576	843,576
Oil, Gas & Consumable Fuels	—	—	745,647	745,647
Real Estate Management & Development	—	290,519	—	290,519
Semiconductors & Semiconductor Equipment	—	1,963,804	—	1,963,804
Other Preferred Stocks+	3,117,143	—	—	3,117,143
Private Placements	—	—	2,451,000	2,451,000
Right	—	24,450	—	24,450
U.S. Government Agency Mortgage	—	2,826,417	—	2,826,417
U.S. Treasury Obligations	—	171,303,322	—	171,303,322
Warrant	—	63,927	—	63,927
Yankee Dollars+	—	30,332,201	—	30,332,201
Exchange Traded Fund	6,138,350	—	—	6,138,350
Securities Held as Collateral for Securities on Loan	—	44,463,097	—	44,463,097
Unaffiliated Investment Company	1,194,539	—	—	1,194,539
Purchased Options	4,073	8,553,976	—	8,558,049
Purchased Swaptions	—	419,908	—	419,908

Total Investment Securities	278,012,620	571,548,867	11,649,493	861,210,980

Securities Sold Short	(317,911)	(93,915)	—	(411,826)
Other Financial Instruments:*
Futures Contracts	349,929	—	—	349,929
Written Options	11,965	486,741	—	498,706
Written Swaption	—	(37,891)	—	(37,891)
Forward Currency Contracts	—	1,251,464	—	1,251,464
Credit Default Swaps	—	(26,246)	—	(26,246)
Interest Rate Swaps	—	(391,829)	—	(391,829)
Total Return Swaps	—	266,681	—	266,681

Total Investments	$278,056,603	$573,003,872	$11,649,493	$862,709,968

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$283,017,333	$275,919,324

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

For the period ended June 30, 2015, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$15,725,853	$12,064,677

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2015 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 4/1/20	4/27/15	$2,451,000	$2,451,000	$2,451,000	0.30%
AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19	7/15/14	292,000	292,000	292,000	0.04%
Delta Topco, Ltd.	5/2/12	379,997	615,711	352,802	0.04%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	701,862	567,978	568,375	0.07%
Domo, Inc., Series E	4/1/15	998,866	118,467	998,866	0.12%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,589,577	0.20%
Grand Rounds, Inc., Preferred Shares	3/31/15	399,608	143,925	404,329	0.05%
Invitae Corp.,, Series F, Preferred Shares	10/8/14	372,878	31,073	439,248	0.05%
Lookout, Inc.	3/4/15	63,364	5,547	64,702	0.01%
Lookout, Inc.,, Preferred Shares	9/19/14	730,222	63,925	745,647	0.09%
NextEra Energy Partners LP, 1.78%	6/26/14	404,113	11,345	449,489	0.06%
Palantir Technologies, Inc.	3/27/14	712,042	116,157	1,000,112	0.12%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	20,000	0.00%
Sheridan Production Partners, 4.25%, 12/2/20	12/13/13	41,132	38,726	34,079	0.00%
Sheridan Production Partners, 4.25%, 12/2/20	12/13/13	757,767	744,179	654,877	0.08%
Sheridan Production Partners, 4.25%, 12/2/20	12/13/13	105,434	103,544	91,118	0.01%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	2,742,836	0.34%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates

AZL BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $839,159,459. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$62,239,519
Unrealized depreciation	(40,187,998)

Net unrealized appreciation/(depreciation)	$22,051,521

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL BlackRock Global Allocation Fund	$10,567,371	$9,167,742	$19,735,113

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL BlackRock Global Allocation Fund	$22,960,149	$30,339,018	$—	$21,642,407	$74,941,574

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2015, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

10. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Boston Company Research Growth Fund

(formerly AZL® Dreyfus Research Growth Fund)

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Boston Company Research Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Boston Company Research Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Boston Company Research Growth Fund	$1,000.00	$1,035.60	$5.05	1.00%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Boston Company Research Growth Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	29.8%
Consumer Discretionary	20.1
Health Care	16.7
Consumer Staples	10.9
Industrials	8.7
Financials	4.6
Energy	3.2
Telecommunication Services	2.1
Materials	2.0

Total Common Stocks	98.1
Affiliated Investment Company	1.3

Total Investment Securities	99.4
Net other assets (liabilities)	0.6

Net Assets	100.0%

1

AZL Boston Company Research Growth Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (5.3%):
61,664	Honeywell International, Inc.	$6,287,879
20,006	Precision Castparts Corp.	3,998,599
30,028	Raytheon Co.	2,873,079
35,756	United Technologies Corp.	3,966,413

		17,125,970

Air Freight & Logistics (1.0%):
19,738	FedEx Corp.	3,363,355

Auto Components (0.9%):
34,086	Delphi Automotive plc	2,900,378

Automobiles (1.0%):
11,933	Tesla Motors, Inc.*	3,201,147

Beverages (4.0%):
95,729	Coca-Cola Enterprises, Inc.	4,158,468
92,240	PepsiCo, Inc.	8,609,681

		12,768,149

Biotechnology (5.8%):
21,709	Alexion Pharmaceuticals, Inc.*	3,924,336
15,870	Biogen Idec, Inc.*	6,410,527
8,530	Regeneron Pharmaceuticals, Inc.*	4,351,409
31,064	Vertex Pharmaceuticals, Inc.*	3,835,783

		18,522,055

Capital Markets (2.0%):
23,791	Ameriprise Financial, Inc.	2,972,210
10,481	BlackRock, Inc., Class A	3,626,217

		6,598,427

Chemicals (1.0%):
65,372	Dow Chemical Co. (The)	3,345,085

Commercial Services & Supplies (1.2%):
97,265	Tyco International plc	3,742,757

Communications Equipment (1.3%):
153,654	Cisco Systems, Inc.	4,219,339

Construction Materials (1.0%):
22,312	Martin Marietta Materials, Inc.	3,157,371

Diversified Financial Services (1.3%):
18,356	IntercontinentalExchange Group, Inc.	4,104,585

Diversified Telecommunication Services (2.1%):
145,016	Verizon Communications, Inc.	6,759,196

Energy Equipment & Services (1.9%):
70,713	Schlumberger, Ltd.	6,094,754

Food & Staples Retailing (1.4%):
42,963	CVS Health Corp.	4,505,959

Food Products (4.0%):
66,996	Archer-Daniels-Midland Co.	3,230,547
101,744	ConAgra Foods, Inc.	4,448,248
122,691	Mondelez International, Inc., Class A	5,047,508

		12,726,303

Health Care Equipment & Supplies (1.0%):
185,364	Boston Scientific Corp.*	3,280,943

Health Care Providers & Services (2.7%):
23,285	McKesson, Inc.	5,234,701
26,920	UnitedHealth Group, Inc.	3,284,240

		8,518,941

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.3%):
42,426	McDonald’s Corp.	$4,033,440

Industrial Conglomerates (1.2%):
44,958	Danaher Corp.	3,847,955

Insurance (1.3%):
71,522	Marsh & McLennan Cos., Inc.	4,055,297

Internet & Catalog Retail (4.2%):
19,149	Amazon.com, Inc.*	8,312,390
4,582	Priceline Group, Inc. (The)*	5,275,577

		13,587,967

Internet Software & Services (8.6%):
52,324	Akamai Technologies, Inc.*	3,653,262
109,980	Facebook, Inc., Class A*	9,432,434
10,943	Google, Inc., Class C*	5,695,941
10,676	Google, Inc., Class A*	5,765,467
13,851	LinkedIn Corp., Class A*	2,862,032

		27,409,136

IT Services (3.8%):
59,796	Cognizant Technology Solutions Corp., Class A*	3,652,938
127,858	Visa, Inc., Class A	8,585,664

		12,238,602

Life Sciences Tools & Services (1.2%):
17,344	Illumina, Inc.*	3,787,236

Media (4.6%):
35,124	AMC Networks, Inc., Class A*	2,874,899
67,493	CBS Corp., Class B	3,745,862
89,929	Comcast Corp., Class A	5,408,330
148,952	Interpublic Group of Cos., Inc. (The)	2,870,305

		14,899,396

Multiline Retail (1.2%):
46,770	Dollar Tree, Inc.*	3,694,362

Oil, Gas & Consumable Fuels (1.3%):
48,262	EOG Resources, Inc.	4,225,338

Personal Products (1.5%):
57,106	Estee Lauder Co., Inc. (The), Class A	4,948,806

Pharmaceuticals (6.0%):
81,890	AbbVie, Inc.	5,502,189
19,696	Allergan plc*	5,976,948
76,780	Bristol-Myers Squibb Co.	5,108,941
25,604	Mallinckrodt plc*	3,014,103

		19,602,181

Semiconductors & Semiconductor Equipment (1.1%):
26,329	Avago Technologies, Ltd.	3,499,914

Software (7.3%):
44,330	Adobe Systems, Inc.*	3,591,173
60,215	Fortinet, Inc.*	2,488,686
37,814	Intuit, Inc.	3,810,517
152,266	Oracle Corp.	6,136,320
74,209	Salesforce.com, Inc.*	5,167,173
33,086	Splunk, Inc.*	2,303,447

		23,497,316

Continued

2

AZL Boston Company Research Growth Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail (2.8%):
47,280	Home Depot, Inc. (The)	$5,254,226
24,088	Ulta Salon, Cosmetics & Fragrance, Inc.*	3,720,392

		8,974,618

Technology Hardware, Storage & Peripherals (7.7%):
194,834	Apple, Inc.	24,437,054

Textiles, Apparel & Luxury Goods (4.1%):
95,681	Hanesbrands, Inc.	3,188,091
39,923	Lululemon Athletica, Inc.*	2,606,972
49,332	Nike, Inc., Class B	5,328,842
24,618	Under Armour, Inc., Class A*	2,054,126

		13,178,031

Total Common Stocks (Cost $232,255,064)		314,851,363

Shares		Fair Value
Affiliated Investment Company (1.3%):
4,154,359	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	$4,154,359

Total Affiliated Investment Company (Cost $4,154,359)		4,154,359

Total Investment Securities (Cost $236,409,423)(b) — 99.4%		319,005,722
Net other assets (liabilities) — 0.6%		2,027,380

Net Assets — 100.0%		$321,033,102

Percentages indicated are based on net assets as of June 30, 2015.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2015.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Boston Company Research Growth Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$233,085,165
Investments in affiliates, at cost	3,324,258

Total Investment securities, at cost	$236,409,423

Investments in non-affiliates, at value	$315,681,464
Investments in affiliates, at value	3,324,258

Total Investment securities, at value	$319,005,722
Cash	10,532
Interest and dividends receivable	164,655
Receivable for investments sold	5,022,365
Prepaid expenses	577

Total Assets	324,203,851

Liabilities:
Payable for investments purchased	2,671,009
Payable for capital shares redeemed	215,311
Manager fees payable	188,744
Administration fees payable	8,195
Distribution fees payable	67,409
Custodian fees payable	3,837
Administrative and compliance services fees payable	323
Trustee fees payable	2,209
Other accrued liabilities	13,712

Total Liabilities	3,170,749

Net Assets	$321,033,102

Net Assets Consist of:
Capital	$168,221,000
Accumulated net investment income/(loss)	982,805
Accumulated net realized gains/(losses) from investment transactions	69,232,998
Net unrealized appreciation/(depreciation) on investments	82,596,299

Net Assets	$321,033,102

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,460,602
Net Asset Value (offering and redemption price per share)	$15.69

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$2,044,825
Dividends from affiliates	1
Foreign withholding tax	(90)

Total Investment Income	2,044,736

Expenses:
Manager fees	1,265,690
Administration fees	43,844
Distribution fees	415,698
Custodian fees	6,751
Administrative and compliance services fees	2,140
Trustee fees	8,542
Professional fees	9,322
Shareholder reports	7,791
Other expenses	3,397

Total expenses before reductions	1,763,175
Less expenses voluntarily waived/reimbursed by the Manager	(101,738)

Net expenses	1,661,437

Net Investment Income/(Loss)	383,299

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	26,544,717
Change in net unrealized appreciation/depreciation on investments	(14,768,177)

Net Realized/Unrealized Gains/(Losses) on Investments	11,776,540

Change in Net Assets Resulting From Operations	$12,159,839

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Boston Company Research Growth Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$383,299	$599,522
Net realized gains/(losses) on investment transactions	26,544,717	42,895,777
Change in unrealized appreciation/depreciation on investments	(14,768,177)	(15,932,685)

Change in net assets resulting from operations	12,159,839	27,562,614

Dividends to Shareholders:
From net investment income	—	(536,742)
From net realized gains	—	(17,640,893)

Change in net assets resulting from dividends to shareholders	—	(18,177,635)

Capital Transactions:
Proceeds from shares issued	1,021,809	16,458,753
Proceeds from dividends reinvested	—	18,177,635
Value of shares redeemed	(33,627,154)	(63,316,636)

Change in net assets resulting from capital transactions	(32,605,345)	(28,680,248)

Change in net assets	(20,445,506)	(19,295,269)
Net Assets:
Beginning of period	341,478,608	360,773,877

End of period	$321,033,102	$341,478,608

Accumulated net investment income/(loss)	$982,805	$599,506

Share Transactions:
Shares issued	65,263	1,097,285
Dividends reinvested	—	1,238,259
Shares redeemed	(2,149,709)	(4,252,112)

Change in shares	(2,084,446)	(1,916,568)

See accompanying notes to the financial statements.

5

AZL Boston Company Research Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.15		$14.75	$10.89	$9.28	$9.62	$7.86

Investment Activities:
Net Investment Income/(Loss)	0.02		0.03	0.03	0.05	0.03	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.52		1.19	3.88	1.60	(0.34)	1.75

Total from Investment Activities	0.54		1.22	3.91	1.65	(0.31)	1.80

Dividends to Shareholders From:
Net Investment Income	—		(0.02)	(0.05)	(0.04)	(0.03)	(0.04)
Net Realized Gains	—		(0.80)	—	—	—	—

Total Dividends	—		(0.82)	(0.05)	(0.04)	(0.03)	(0.04)

Net Asset Value, End of Period	$15.69		$15.15	$14.75	$10.89	$9.28	$9.62

Total Return(a)	3.56	%(b)	8.45%	36.00%	17.75%	(3.20)%	22.92%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$321,033		$341,479	$360,774	$281,659	$219,720	$193,126
Net Investment Income/(Loss)(c)	0.23%		0.17%	0.20%	0.53%	0.43%	0.49%
Expenses Before Reductions(c) (d)	1.06%		1.06%	1.07%	1.07%	1.10%	1.11%
Expenses Net of Reductions(c)	1.00%		1.00%	1.00%	1.00%	1.00%	0.99%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.00%		1.00%	1.00%	1.02%	1.03%	1.04%
Portfolio Turnover Rate	27	(b)	46%	48%	53%	109%	112%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.

See accompanying notes to the financial statements.

6

AZL Boston Company Research Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Boston Company Research Growth Fund (formerly AZL Dreyfus Research Growth Fund) (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Boston Company Research Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement effective April 27, 2015 with The Boston Company Asset Management LLC (“Boston Company”), Boston Company provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to April 27, 2015, the Fund was subadvised by The Dreyfus Corporation. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Boston Company Research Growth Fund	1.00%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875% and above $20 million at 0.75%. The Manager voluntarily reduced management fees to 0.70%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,813 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

8

AZL Boston Company Research Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$314,851,363	$—	$314,851,363
Affiliated Investment Company	4,154,359	—	4,154,359

Total Investment Securities	$319,005,722	$—	$319,005,722

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Boston Company Research Growth Fund	$87,333,238	$119,060,775

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

9

AZL Boston Company Research Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $236,642,522. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$85,811,114
Unrealized depreciation	(3,447,914)

Net unrealized appreciation/(depreciation)	$82,363,200

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Boston Company Research Growth Fund	$536,741	$17,640,894	$18,177,635

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Boston Company Research Growth Fund	$599,506	$42,911,893	$—	$97,140,864	$140,652,263

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® DFA Emerging Markets Core Equity Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statement of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Other Information Page 20

Approval of Investment Advisory and Subadvisory Agreement Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Emerging Markets Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Emerging Markets Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/27/15	Ending Account Value 6/30/15	Expenses Paid During Period 4/27/15 - 6/30/15*	Annualized Expense Ratio During Period 4/27/15 - 6/30/15
AZL DFA Emerging Markets Core Equity Fund	$1,000.00	$915.00	$2.56	$1.50

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15**	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL DFA Emerging Markets Core Equity Fund	$1,000.00	$1,017.36	$7.50	$1.50

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from April 27, 2014 (date of commencement of operations) to June 30,2015 divided by the number of days in the fiscal year.

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Financials	19.7%
Information Technology	14.3
Consumer Staples	9.8
Industrials	8.5
Materials	8.5
Telecommunication Services	8.4
Consumer Discretionary	7.4
Energy	6.9
Utilities	4.4
Health Care	2.4
Warrant	— ^

Total Common Stocks and Preferred Stock	90.3
Right	— ^
Mutual Funds	9.0
Securities Held as Collateral for Securities on Loan	5.2
Money Market	0.1

Total Investment Securities	104.6
Net other assets (liabilities)	(4.6)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (89.9%):
Aerospace & Defense (0.5%):
20,000	AviChina Industry & Technology Co., Ltd.	$19,326
10,128	Embraer SA, ADR	306,777
309	Korea Aerospace Industries, Ltd.	22,004
703	Samsung Techwin Co., Ltd.*	18,438

		366,545

Air Freight & Logistics (0.1%):
31,000	Pos Malaysia Berhad	35,130
26,000	Sinotrans, Ltd.	17,209

		52,339

Airlines (0.7%):
20,000	Air China, Ltd.	22,791
98,300	AirAsia Berhad	40,110
2,723	Asiana Airlines, Inc.*	15,378
27,420	Cebu Air, Inc.	51,684
443	China Southern Airlines Co., Ltd., ADR*	25,845
1,000	Eva Airways Corp.*	687
40,797	Grupo Aeromexico SAB de C.V.*	65,134
19,902	Latam Airlines Group SA, ADR*^	140,110
91,400	Thai Airways International Public Co., Ltd.*	35,409
5,867	Turk Hava Yollari Anonim Ortakligi (THY)*	19,151

		416,299

Apparel (0.1%):
585	Hansae Co., Ltd.	20,003
337	Youngone Corp.	16,701
30	Youngone Holdings Co., Ltd.	2,359

		39,063

Auto Components (0.1%):
30,000	Chaowei Power Holdings, Ltd.*	19,461
687	Hankook Tire Co., Ltd.	26,001
422	Hyundai Wia Corp.	38,914
10,537	Metair Investments, Ltd.	31,616
10,000	Minth Group, Ltd.	22,358
54,100	Sri Trang Agro-Industry Public Co., Ltd.	20,463

		158,813

Auto Manufacturers (0.4%):
13,050	Mahindra & Mahindra, Ltd., GDR	262,793

Auto Parts & Equipment (0.0%):
13,000	Kenda Rubber Industrial Co., Ltd.	20,150
2,189	Kumho Tire Co., Inc.*	14,258
177	Mando Corp.	19,719

		54,127

Automobiles (0.4%):
14,000	Brilliance China Automotive Holdings, Ltd.	21,747
16,000	Dongfeng Motor Corp., Series H	21,366
79,200	DRB-HICOM Berhad	33,397
1,546	Ford Otomotiv Sanayi A.S.	20,595
60,000	Geely Automobile Holdings, Ltd.	31,987
9,500	Great Wall Motor Co.	46,549
26,000	Guangzhou Automobile Group Co., Ltd.	24,085
614	Hyundai Marine & Fire Insurance Co., Ltd.	16,261
167	Hyundai Motor Co.	20,333
73	Kia Motors Corp.	2,983

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
37,800	UMW Holdings Berhad	$101,576

		340,879

Banks (12.9%):
16,900	Affin Holdings Berhad	12,101
110,000	Agricultural Bank of China, Ltd.*	59,108
53,400	Alliance Financial Group Berhad	62,252
80,000	AMMB Holdings Berhad	127,922
7,292	Axis Bank, Ltd.*	318,296
86,847	Banco Bradesco SA, ADR	795,519
1,589	Banco de Chile, ADR	104,683
11,133	Banco Santander Chile, ADR	225,444
3,651	Bancolombia SA, ADR^	156,993
13,000	Bangkok Bank Public Co., Ltd.	68,356
404,000	Bank of China, Ltd.	262,407
20,000	Bank of Chongqing Co., Ltd., Class H	18,972
29,000	Bank of Communications Co., Ltd., Class H	30,046
32,660	Bank of the Philippine Islands	68,463
273,600	Bank Rakyat Indonesia	211,345
17,104	Banregio Grupo Financiero SAB de C.V.	99,586
9,342	Barclays Africa Group, Ltd.	140,456
48,360	BDO Unibank, Inc.	116,233
32,700	BIMB Holdings Berhad	35,033
1,527	BNK Financial Group, Inc.	19,323
1,688	Capitec Bank Holdings, Ltd.	67,347
42,000	China Citic Bank Co., Ltd.*	33,463
612,000	China Construction Bank	555,971
31,000	China Everbright Bank Co., Series H	18,582
23,500	China Merchants Bank Co., Ltd.	68,392
53,000	China Minsheng Banking Corp., Ltd.	69,380
32,000	Chongqing Rural Commercial Bank Co., Ltd.	25,525
30,762	Commercial International Bank Egypt SAE, GDR	226,106
5,789	Corpbanca SA, ADR	95,576
1,120	Credicorp, Ltd.	155,590
1,851	DGB Financial Group, Inc.	19,397
5,605	Grupo Aval Acciones y Valores SA, ADR	54,873
3,498	Grupo Elektra, SAB de C.V.	76,797
40,073	Grupo Financiero Banorte SAB de C.V.	220,367
56,596	Grupo Financiero Inbursa SAB de C.V., Class O	128,388
5,861	Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	53,628
1,584	Hana Financial Holdings Group, Inc.	41,000
12,400	Hong Leong Bank Berhad	44,031
12,000	Hong Leong Financial Group Berhad	48,175
42,000	Huishang Bank Corp., Ltd., Class H	21,832
376,000	Industrial & Commercial Bank of China	297,402
1,573	Industrial Bank of Korea (IBK)	20,350
73,544	Itau Unibanco Banco Multiplo SA, ADR	805,306
45,400	Kasikornbank Public Co., Ltd.	253,723
35,400	Kiatnakin Bank Public Co., Ltd.	36,933
2,000	King’s Town Bank	1,736
125,400	Krung Thai Bank Public Co., Ltd.	63,315
101,500	Malayan Banking Berhad	245,877
14,680	Metropolitan Bank & Trust	30,623
6,082	Nedcor, Ltd.	120,756

Continued

2

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
48,450	Philippine National Bank*	$74,032
121,400	PT Bank Central Asia Tbk	121,757
86,000	PT Bank Danamon Indonesia Tbk	27,743
131,700	PT Bank Mandiri Tbk	99,126
74,200	PT Bank Negara Indonesia Tbk	29,539
293,200	PT Bank Tabungan Negara Tbk	26,132
54,700	Public Bank Berhad	271,544
14,200	RHB Capital Berhad	27,737
49,500	Rizal Commercial Banking Co.	44,030
16,669	Sberbank of Russia, ADR	88,512
44,430	Security Bank Corp.	159,805
8,997	Shinhan Finnancial Group Co., Ltd., ADR	333,428
33,600	Siam Commercial Bank Public Co., Ltd.	154,390
13,292	Standard Bank Group, Ltd.	174,939
3,827	State Bank of India, GDR	157,906
50,600	Thanachart Capital Pcl	49,756
25,200	Tisco Financial Group Public Co., Ltd.	34,338
783,700	TMB Bank Public Co., Ltd.	54,127
9,258	Turkiye Is Bankasi AS, Class C	19,337
9,823	VTB Bank OJSC, GDR*	26,807
2,163	Woori Bank	18,986

		8,826,950

Beverages (2.6%):
139,317	Ambev SA, ADR	849,834
17,869	Arca Continental SAB de C.V.	101,493
8,100	Carlsberg Brewery Malaysia Berhad	26,824
1,036	Coca-Cola Femsa SAB de C.V., ADR	82,310
2,828	Compania Cervecerias Unidas SA brews beer, ADR^	59,897
3,825	Embotelladora Andina SA, Class B, ADR	76,271
4,718	Fomento Economico Mexicano SAB de C.V., ADR	420,328
7,400	Guinness Anchor Berhad	28,022
179,900	LT Group, Inc.	55,561
21,020	Organizacion Cultiba SAB de C.V.*	26,216
2,000	Tsingtao Brewery Co., Ltd., Class H	12,077
1,512	Vina Concha y Toro SA, ADR	53,222

		1,792,055

Biotechnology (0.0%):
24	Medy-Tox, Inc.	11,975

Building Materials (0.0%):
18,000	Asia Cement Corp.	21,299

Building Products (0.0%):
31,000	China Lesso Group Holdings, Ltd.	25,203
234,400	Dynasty Ceramic Public Co., Ltd.	25,530

		50,733

Capital Markets (0.3%):
13,000	China Galaxy Securities Co.*	16,777
4,500	Citic Securities Co., Ltd.^	16,195
9,732	Coronation Fund Managers, Ltd.	65,923
5,152	Grupo Financiero Interacciones SAB de C.V.*	31,390
6,400	Haitong Securities Co., Ltd.	16,890
7,429	Investec, Ltd.	66,697
594	Kangwon Land, Inc.	19,694
42,800	OSK Holdings Berhad	24,076

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
635	Peregrine Holdings, Ltd.	$1,612

		259,254

Chemicals (1.4%):
513	AECI, Ltd.	4,805
35,613	Alpek SAB de C.V.^	52,008
50,000	China BlueChemical, Ltd., Class H	18,204
69,300	D&L Industries, Inc.	29,845
2,000	Formosa Chemicals & Fibre Corp.	4,810
27,000	Fufeng Group, Ltd.	20,030
140	Hansol Chemical Co., Ltd.	12,385
47,000	Huabao International Holdings, Ltd.	28,413
86,400	Indorama Ventures Public Co., Ltd.	70,730
315	Kolon Industries, Inc.	18,205
81	LG Chem, Ltd.	20,192
33	LG Hausys, Ltd.	4,383
52,768	Mexichem SAB de C.V.	152,443
282	OCI Co., Ltd.	22,787
102	OCI Materials Co., Ltd.	11,786
401	Omnia Holdings, Ltd.	5,955
68,400	Petronas Chemicals Group Berhad	114,639
55,200	PTT Global Chemical Public Co., Ltd.	113,047
614	Samsung Fine Chemicals Co., Ltd.	19,059
11,400	Scientex Berhad	20,830
82,000	Sinofert Holdings, Ltd.	18,802
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR*	22,501
178	SKC Co., Ltd.	5,863
3,616	Sociedad Quimica y Minera de Chile SA, ADR	57,928
6	Taekwang Industrial Co., Ltd.	7,288
3,538	Uralkali PJSC, GDR	45,453
27,500	Yingde Gases Group Co., Ltd.	18,792

		921,183

Commercial Services & Supplies (0.3%):
32,000	China Everbright International, Ltd.	57,016
1,000	China Petrochemical Development Corp.*	310
3,700	Ecorodovias Infraestrutura e Logistica SA	9,261
1,145	Hanwha Chemical Corp.	19,154
463	Hanwha Corp.	19,557
314	Hyosung Corp.	40,451
79	Lotte Chemical Corp.	20,456
155	S1 Corp.	10,886

		177,091

Construction & Engineering (1.7%):
24,450	Aveng, Ltd.*	11,568
1,000	Chicony Electronics Co., Ltd.	2,687
15,000	China Communications Construction Co., Ltd.	22,406
58,000	China Fiber Optic Network System Group, Ltd.*	19,630
11,000	China Railway Contstruction Corp., Ltd.	16,977
15,000	China Railway Group, Ltd.	16,320
13,000	China Singyes Solar Technologies Holdings, Ltd.	16,667
16,000	China State Construction International Holdings, Ltd.	28,622
8,920	Consolidated Infrastructure Group, Ltd.*	23,332
287	Daelim Industrial Co., Ltd.	21,069

Continued

3

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
90,500	Dialog Group Berhad	$38,120
37,002	Empresas ICA SAB de C.V.*	28,702
30,400	Gamuda Berhad	37,730
9,894	Group Five, Ltd.	23,152
772	GS Engineering & Construction Corp.*	18,507
320	Hyandai Development Co.	18,930
531	Hyundai Engineering & Construction Co., Ltd.	19,508
65,300	IJM Corporation Berhad	112,743
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V.*	56,200
8,058	Larsen & Tourbo, Ltd., Class S, GDR	225,593
126,900	Malaysian Resources Corp. Berhad	39,952
42,000	Metallurgical Corporation of China, Ltd., Series H	18,170
20,858	Murray & Roberts Holdings, Ltd.	22,084
6,908	Promotora y Operadora de Infraestructura SAB de C.V.*	73,936
92,100	PT Pembangunan Perumahan Persero Tbk	23,918
211,300	PT Surya Semesta Internusa Tbk	15,321
14,001	Raubex	23,330
34,300	Sino Thai Engineering & Construction Public Co., Ltd.	23,638
81	SK C&C Co., Ltd.	20,083
2,990	Sunway Construction Group Berhad*(a)	1,269
22,100	Uem Edgenta Berhad	20,200
48,600	Unique Engineering & Construction Public Co., Ltd.	23,236
62,822	WCT Holdings Berhad	23,657
2,230	Wilson Bayly Holmes-Ovcon, Ltd.	18,124

		1,105,381

Construction Materials (1.5%):
13,500	Anhui Conch Cement Co., Ltd.	47,108
18,500	BBMG Corp.	18,697
37,273	Cemex SAB de C.V., ADR*	341,421
70,000	China National Buildings Material Co., Ltd.	65,685
63,000	China National Materials Co., Ltd., Class H	20,466
50,000	China Resources Cement Holdings, Ltd.	27,882
20,100	Lafarge Malaysia Berhad	45,096
28,378	PPC, Ltd.	41,188
14,900	PT Indocement Tunggal Prakarsa Tbk	23,353
134,300	PT Semen Indonesia (Persero) Tbk	120,725
8,300	Siam City Cement Public Co., Ltd.	91,256
52,000	TCC International Holdings, Ltd.	15,688
7,200	The Siam Cement Public Co., Ltd.	110,599
114,000	West China Cement, Ltd.	22,043

		991,207

Containers & Packaging (0.1%):
37,000	Greatview Aspetic Packaging Co., Ltd.	20,976
22,427	Nampak, Ltd.	62,014

		82,990

Distributors (0.2%):
447	Daewoo International Corp.	10,327
10,958	Imperial Holdings, Ltd.	166,934
23,000	MBM Resources Berhad	21,226

		198,487

Shares		Fair Value
Common Stocks, continued
Diversified (0.0%):
12,065	Turkiye Vakiflar Bankasi T.A.O., Class D	$19,229

Diversified Consumer Services (0.0%):
6,247	Advtech, Ltd.	5,877
5,000	Kroton Educacional SA	19,111

		24,988

Diversified Financial Services (1.3%):
5,240	Ayala Corp.	91,788
26,530	Bolsa Mexicana de Valores SA	45,918
15,800	Bursa Malaysia Berhad	34,019
53,000	China Development Financial Holding Corp.	20,182
59,315	FirstRand, Ltd.	260,069
2,441	JSE, Ltd. ^	25,805
8,069	KB Financial Group, Inc., ADR	265,228
203	Korea Investment Holdings Co., Ltd.	11,479
3,191	Meritz Securities Co., Ltd.	20,335
926,000	Metro Pacific Investments Corp.	97,123
2,235	PSG Group, Ltd.	37,687

		909,633

Diversified Telecommunication Services (2.4%):
12,000	Alibaba Health Information Technology, Ltd.*	12,442
70,282	Axtel SAB de C.V.*	21,780
64,000	China Communications Services Corp., Ltd.	32,116
637	China Telecom Corp., Ltd., ADR	37,602
6,153	China Unicom (Hong Kong), Ltd., ADR^	96,602
10,706	Chunghwa Telecom Co., Ltd., ADR	341,736
313,800	Jasmine International Public Co., Ltd.	49,111
9,052	KT Corp., ADR*	114,689
18,528	Oi SA, ADR*	35,388
8,724	PT Telekomunik Indonesia Persero Tbk, ADR	378,534
2,225	Rostelecom, ADR	21,138
33,300	Samart Telcoms Public Co., Ltd.	22,146
11,254	Telefonica Brasil SA, ADR	156,769
21,900	Telekom Malaysia Berhad	37,954
14,405	Telkom SA SOC, Ltd.*	75,948
41,000	Thaicom Pcl	42,427
220,800	True Corporation Public Co., Ltd.*	74,231

		1,550,613

Electric Utilities (1.8%):
14,015	Centrais Electricas Brasileiras SA, ADR	37,700
16,789	Centrais Electricas Brasileiras SA, ADR*	31,563
47,586	Companhia Energetica de Minas Gerais — CEMIG, ADR	181,303
6,905	Companhia Paranaense de Energia, ADR	75,955
7,923	CPFL Energia SA, ADR	97,057
262	Enea SA	1,110
18,953	Enersis SA, ADR	300,026
28,630	First Philippine Holdings Corp.	51,592
14,457	Korea Electric Power Corp., ADR	294,345
7,090	Manila Electric Co.	45,800
51,700	Tenega Nasional Berhad	173,222

		1,289,673

Continued

4

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.1%):
26,000	China High Speed Transmission Equipment Group Co., Ltd.*	$22,529
26,000	Harbin Electric Co., Ltd.	20,385
203	LG Innotek Co., Ltd.	18,282
3,500	Zhuzhou CSR Times Electric Co., Ltd.	26,030

		87,226

Electronic Equipment, Instruments & Components (2.3%):
10,000	AAC Technologies Holdings, Inc.^	56,383
72,888	AU Optronics Corp., ADR	325,080
187,700	Cal-comp Electronics (Thailand) Public Co., Ltd., Class F	19,199
114,000	China Aerospace International Holdings, Ltd.	26,717
13,795	Datatec, Ltd.	73,102
22,400	Delta Electronics (Thailand) Public Co., Ltd.	60,033
21,700	Hana Microelectronics Public Co., Ltd.	25,953
14,603	Hon Hai Precision Industry Co., Ltd., GDR	91,818
22,300	Inari Amertron Berhad	19,219
32,000	JU Teng International Holdings, Ltd.	15,397
25,600	KCE Electronics Public Co., Ltd.	42,040
18,000	Kingboard Chemical Holdings, Ltd.	31,089
42,000	Kingboard Laminates Holdings, Ltd.	19,945
1,000	Largan Precision Co., Ltd.	114,508
37,518	LG Display Co., Ltd., ADR	434,835
449	LS Corp.	17,468
1,000	Pegatron Corp.	2,899
36,200	Samart Corporation Public Co., Ltd.	30,197
65	Samsung Electro-Mechanics Co., Ltd., Series L	2,975
10,000	Sunny Optical Technology Group Co., Ltd.	21,995
4,000	TPK Holding Co., Ltd.	23,139
42,000	Truly International Holdings, Ltd., Series L	17,277
1,000	Yageo Corp.	1,561

		1,472,829

Energy Equipment & Services (0.3%):
91,600	Bumi Armada Berhad	27,639
10,000	China Oilfield Services, Ltd.	15,837
30,000	Dayang Enterprise Holdings Berhad	17,882
1,000	Flexium Interconnect, Inc.	4,014
57,000	Perdana Petroleum Berhad	22,977
237,400	Sapurakencana Petroleum Berhad	148,376
33,200	UMW Oil & Gas Corp. Berhad	15,076

		251,801

Financials (0.0%):
418	Mirae Asset Securities Co., Ltd.	18,880

Food & Staples Retailing (3.1%):
18,700	Big C Supercenter Public Co., Ltd.	106,681
18,510	Cencosud SA, ADR	133,457
14,000	China Resources Enterprises, Ltd.	45,264
15,242	Clicks Group, Ltd.	112,659
9,831	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	232,700
25,927	Controladora Comercial Mexican SAB de C.V.	81,253
287,100	Cosco Capital, Inc.	49,654
112,100	CP ALL Pcl	153,194

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
94	E-Mart Co., Ltd.	$19,376
32,292	Grupo Comercial Chedraui SAB de C.V.	91,789
5,868	Massmart Holdings, Ltd.	72,026
14,237	Organizacion Soriana SAB de C.V.*	31,807
15,063	Pickn Pay Stores, Ltd.	71,242
34,500	Puregold Price Club, Inc.	28,315
1,600	Raia Drogasil SA	20,637
17,910	Robinsons Retail Holdings, Inc.	29,660
82	Shinsegae Department Store Co.	19,693
16,999	Shoprite Holdings, Ltd.	242,368
39,000	Sun Art Retail Group, Ltd.	35,106
6,916	The Spar Group, Ltd.	107,808
104,117	Wal-Mart de Mexico SAB de C.V.	254,343
1,349	X5 Retail Group NV, GDR*	22,444

		1,961,476

Food Products (3.2%):
2,860	Astral Foods, Ltd.	37,872
24,117	AVI, Ltd.	161,678
4,500	Biostime International Holdings, Ltd.	13,166
14,338	BRF SA, ADR	299,807
190,000	C.P. Pokphand Co., Ltd.	29,364
92,700	Charoen Pokphand Foods Public Co., Ltd.	65,724
55,000	China Agri-Industries Holdings, Ltd.*	31,058
8,000	China Mengniu Dairy Co., Ltd.	39,683
52,000	China Modern Dairy Holdings, Ltd.	23,504
61,000	China Yurun Food Group, Ltd.*	23,089
53	CJ CheilJedang Corp.	20,936
13,775	Clover Industries, Ltd.	19,918
332	Daesang Corp.	10,573
10,400	Genting Plantations Berhad	27,396
59,100	GFPT Public Co., Ltd.	21,022
9,969	Gruma, SAB de C.V., Class B	128,614
44,050	Grupo Bimbo SAB de C.V., Series A*	113,831
26,126	Grupo Herdez SAB de C.V.	66,549
15,717	Illovo Sugar, Ltd.	19,069
11,551	Industrias Bachoco, SAB de C.V.	51,819
63,200	IOI Corp. Berhad	68,042
181	Kernel Holding SA	1,817
1,800	Klabin SA	11,015
8,400	Kuala Lumpur Kepong Berhad	47,853
29,500	Kulim Malaysia Behard	19,589
310	Oceana Group, Ltd.	2,473
42	Orion Corp.	39,471
3,462	Pioneer Foods, Ltd.	52,463
12,800	PPB Group Berhad	51,326
20,200	PT Astra Agro Lestari Tbk	34,728
91,000	PT Charoen Pokphand Indonesia Tbk	18,736
206,900	PT Indofood Sukses Makmur Tbk	101,842
21,400	QL Resources Berhad	22,415
62,000	Shenguan Holdings Group, Ltd.	15,790
85,700	Thai Union Frozen Products Public Co., Ltd.	55,257
36,300	Thai Vegetable Oil Public Co., Ltd.	24,184
7,152	Tiger Brands, Ltd.	166,688
18,000	Tingyi (Caymen Is) Holding Corp.	36,585

Continued

5

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
479	Tongaat Hulett, Ltd.	$5,118
34,200	TSH Resources Berhad	20,223
28,000	Uni-President China Holdings, Ltd.	25,728
2,000	Uni-President Enterprises Corp.	3,552
25,540	Universal Robina Corp.	109,897
51,000	Want Want China Holdings, Ltd.^	53,737

		2,193,201

Gas Utilities (0.6%):
24,000	China Gas Holdings, Ltd.	38,302
176,000	China Oil & Gas Group, Ltd.*	16,484
10,000	China Resources Gas Group, Ltd.	29,539
10,000	ENN Energy Holdings, Ltd.	60,132
2,424	GAIL India, Ltd., GDR	89,575
11,510	Infraestructura Energetica Nova, SAB de C.V.	56,835
501	Korea Gas Corp.	19,395
13,700	Petronas Gas Berhad	77,213
164,000	PT Perusahaan Gas Negara Tbk	53,002
20,000	Towngas China Co., Ltd.	18,238

		458,715

Health Care Equipment & Supplies (0.2%):
14,500	Hartalega Holdings Berhad	32,656
22,300	Kossan Rubber Industries Berhad	38,407
348	Osstem Implant Co., Ltd.*	21,206
35,400	Supermax Corp. Berhad	19,432
29,900	Top Glove Corp. Berhad	52,730

		164,431

Health Care Providers & Services (1.0%):
80,200	Bangkok Chain Hospital Public Co., Ltd.	16,713
139,100	Bangkok Dusit Medical Services Public Co., Ltd., Class F	80,964
13,100	Bumrungrad Hospital Public Co., Ltd.	72,616
24,100	IHH Healthcare Berhad*	36,171
37,000	Jintian Pharmaceutical Group, Ltd.	19,713
22,200	KPJ Healthcare Berhad	24,830
40,218	Life Healthcare Group Holdings Pte, Ltd.	123,611
7,877	Mediclinic International, Ltd.	66,318
51,782	Netcare, Ltd.	162,467
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.	18,567
8,400	Sinopharm Group Co., Series H	37,018

		658,988

Hotels, Restaurants & Leisure (1.4%):
35,695	Alsea SAB de C.V.	107,731
34,200	Berjaya Sports Toto Berhard	29,735
40,400	Central Plaza Hotel Public Co., Ltd.	44,642
52,000	China Travel International Investment Hong Kong, Ltd.	23,070
2,525	City Lodge Hotels, Ltd.	28,857
5,214	Famous Brands, Ltd.	49,255
74,200	Genting Berhard	158,604
60,900	Genting Malaysia Berhad	67,549
694	Grand Korea Leisure Co., Ltd.	19,363
179	Hana Tour Service, Inc.	20,433
23,640	Jollibee Foods Corp.	103,427

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
36,900	Magnum Berhad	$25,930
39,600	MINI International Public Co., Ltd.	35,130
16,300	MK Restaurants Group Public Co., Ltd.	27,140
275,000	Rexlot Holdings, Ltd.	15,290
7,724	Sun International, Ltd.	70,150
106,500	TA Enterprise Berhad	19,236
153,200	Travellers International Hotel Group, Inc.	17,474
15,271	Tsogo Sun Holdings, Ltd.	30,572

		893,588

Household Durables (0.6%):
73,698	Consorcio ARA SAB de C.V.*	28,278
236	Coway Co., Ltd.	19,361
12,000	Haier Electronics Group Co., Ltd.*	32,169
85	Hanssem Co., Ltd.	21,405
597	LG Electronics, Inc.	25,246
5,844	PIK Group*	18,598
30,000	Skyworth Digital Holdings, Ltd.	26,480
48,258	Steinhoff International Holdings, Ltd.	304,769

		476,306

Household Products (0.5%):
90,330	Kimberl- Clark de Mexico SAB de C.V.	195,372
60	LG Household & Health Care, Ltd.	41,282
22,900	PT Unilever Indonesia Tbk	68,316
4,383	Turkiye Sise ve Cam Fabrikalari AS (Sisecam)	5,896

		310,866

Independent Power and Renewable Electricity Producers (1.3%):
68,000	Aboitiz Power Corp.	68,618
46,000	Beijing Jingneng Clean Energy Co., Ltd., Series H*	18,583
37,000	China Longyuan Power Group Corp.	40,781
59,000	China Power International Develpoment, Ltd.	44,728
14,000	China Resources Power Holdings Co.	38,922
197,000	CK Power Public Co., Ltd.	17,149
34,000	Datang International Power Generation Co., Ltd.	17,391
12,600	Electricity Generating Public Co., Ltd.	57,200
3,992	Empresa Nacional de Electricidad SA, ADR	165,468
711,300	Energy Development Corp.	117,897
130,200	First Gen Corp.	77,959
21,900	Glow Energy Public Co., Ltd.	55,081
38,000	Huadian Fuxin Energy Corp., Class H	22,867
20,000	Huadian Power International Corp., Ltd.	21,978
708	Huaneng Power International, Inc., ADR	37,368
78,000	Huaneng Renewables Corp., Ltd.	31,208
237,500	Lopez Holdings Corp.	37,402
34,800	Ratchaburi Electricity Generating Holding Pcl	58,927
33,200	SPCG Public Co., Ltd.	25,775

		955,302

Industrial Conglomerates (2.9%):
89,590	Aboitiz Equity Ventures, Inc.	115,572
127,747	Alfa SAB de C.V., Class A	244,842
237,100	Alliance Global Group, Inc.	114,054
6,000	Beijing Enterprises Holdings, Ltd.	44,936
206,200	Berjaya Corp. Berhad	22,419
47,600	Berli Jucker Public Co., Ltd.	52,713

Continued

6

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
12,722	Bidvest Group, Ltd.	$321,285
17,100	Boustead Holdings Berhad	18,812
21,000	Cahya Mata Sarawak Berhad	28,833
50,000	Citic, Ltd.	89,592
100	CJ Corp.	26,635
275,900	DMCI Holdings, Inc.	80,940
171	Doosan Corp.	16,696
27,195	Grupo Carso SAB de C.V.	113,347
21,847	GRUPO KUO SAB de C.V., Series B*	34,477
30,800	Hap Seng Consolidated Berhad	42,471
69,450	JG Summit Holdings, Inc.	110,890
72,431	KAP Industrial Holdings, Ltd.	36,573
93	LG Corp.	5,134
59,800	MMC Corp. Berhad	39,803
7,416	Reunert, Ltd.	40,411
51,350	San Miguel Corp.	68,216
13,000	Shanghai Industrial Holdings, Ltd.	44,150
45,600	Sime Darby Berhad	103,032
4,430	SM Investments Corp.	87,929

		1,903,762

Insurance (1.6%):
20,400	Bangkok Life Assurance Public Co., Ltd.	30,635
12,000	Cathay Financial Holding Co., Ltd.	20,939
1,000	China Life Insurance Co., Ltd.	1,026
2,673	China Life Insurance Co., Ltd., ADR^	58,164
6,000	China Pacific Insurance Group Co., Ltd., Class H	28,578
5,000	China Taiping Insurance Holdings Co., Ltd.*	17,859
17,800	Dhipaya Insurance plc	20,156
11,985	Discovery, Ltd.	123,968
101	Dongbu Insurance Co., Ltd.	5,114
1,770	Korean Reinsurance Co.	19,558
5,916	Liberty Holding, Ltd.	70,422
416	LIG Insurance Co., Ltd.	10,759
10,400	LPI Capital Berhad	38,279
1,384	Meritz Fire & Marine Insurance Co., Ltd.	20,151
44,515	MMI Holdings, Ltd.	110,335
44,400	MPHB Capital Berhad*	20,017
3,200	New China Life Insurance Co., Ltd.	19,080
36,000	Picc Property & Casuality Co., Ltd., Class H	81,200
18,000	Ping An Insurance Group Co. of China, Ltd.	241,476
518,000	PT Panin Financial Tbk*	11,098
74	Samsung Fire & Marine Insurance Co., Ltd.	19,384
206	Samsung Life Insurance Co., Ltd.	19,853
31,280	Sanlam, Ltd.	170,670
588	Santam, Ltd.	10,422
43,000	Tune Ins Holdings Berhad	18,747

		1,187,890

Internet (0.1%):
131	Com2uS Corp.*	14,522
112	Ncsoft Corp.	19,919
1,000	Pchome Online, Inc.	16,509

		50,950

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.1%):
108	CJ O Shopping Co., Ltd.	$19,875
182	Hyundai Home Shopping Network Corp.	19,986

		39,861

Internet Software & Services (0.9%):
880	Mail.ru Group, Ltd., GDR*	18,312
70	NHN Corp.	39,767
26,800	Tencent Holdings, Ltd.	533,621

		591,700

Investment Banking & Brokerage (0.1%):
1,388	Daewoo Securities Co., Ltd.	18,898
1,862	Hyundai Securities Co., Ltd.	15,095
385	Samsung Securities Co., Ltd.	18,789

		52,782

IT Services (1.7%):
3,739	EOH Holdings, Ltd.	48,031
68,960	Infosys Technologies-SP, ADR^	1,093,016
36,900	MyEG Services Berhad	27,204
13,000	Travelsky Technology, Ltd., Series H	18,916

		1,187,167

Machinery (0.3%):
28,600	Changsha Zoomlion Heavy Industry Science & Technology	18,642
7,600	China International Marine Containers Group Co., Ltd.	19,352
876	Doosan Heavy Industries & Construction Co., Ltd.	18,703
2,187	Doosan Infracore Co., Ltd.*	19,180
8,000	Haitian International Holdings, Ltd.	18,691
188	Hyundai Heavy Industries Co.*	18,724
92,000	Lonking Holdings, Ltd.	18,356
27,300	PT United Tractors Tbk	41,501
1,267	Samsung Heavy Industries Co., Ltd.	19,343
29,500	Sinotruk Hong Kong, Ltd.*	17,810
5,000	Weichai Power Co., Ltd., Class H	16,545
38,000	Wellcall Holdings Berhad	19,148

		245,995

Marine (0.2%):
24,000	China Shipping Development Co., Ltd., Class H	18,007
1,545	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,422
33,207	Grindrod, Ltd.	36,716
16,500	MISC Berhad	33,725
70,050	Precious Shipping Public Co., Ltd.(a)	18,622
76,300	Thoresen Thai Agencies Public Co., Ltd.	29,103
88	Trencor, Ltd.	463

		155,058

Media (2.4%):
52,700	Astro Malaysia Holdings Berhad	43,028
53,900	BEC World Public Co., Ltd.	59,666
188	CJ CGV Co., Ltd.	21,629
301	CJ E&M Corp.*	21,120
15,543	Grupo Televisa SA, ADR	603,380
40,000	Major Cineplex Group Public Co., Ltd.	39,888

Continued

7

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
54,738	Megacable Holdings SAB de C.V.	$229,155
2,233	Naspers, Ltd.	345,557
327,000	PT Global MediaCom Tbk	28,632
177,400	PT Media Nusantara Citra Tbk	25,803
190,700	PT Surya Citra Media Tbk	40,662
45,100	RS Public Co., Ltd.	18,101
143,537	TV Azteca SAB de C.V.	34,525
23,000	Wisdom Holdings Group	17,891

		1,529,037

Metals & Mining (4.4%):
4,055	African Rainbow Minerals, Ltd.	27,635
26,000	Angang Steel Co., Ltd.	17,891
1,552	Anglo American Platinum, Ltd.*	35,061
28,886	AngloGold Ashanti, Ltd., ADR*	258,530
2,033	Arcelormittal South Africa, Ltd.*	2,032
2,498	Assore, Ltd.	21,193
29,500	China Hongqiao Group, Ltd.	27,770
222,000	China Precious Metal Resources Holdings Co., Ltd.*	19,754
44,400	China Zhongwang Holdings, Ltd.^	22,777
66,322	Companhia Siderurgica Nacional SA, ADR	109,431
59,794	Gerdau SA, ADR	144,104
49,970	Gold Field, Ltd., ADR	161,403
111,664	Grupo Mexico SAB de C.V., Series B	336,018
8,400	Grupo Simec SA de C.V., Series B*	24,641
18,316	Impala Platinum Holdings, Ltd.*	81,663
12,834	Industrias CH SA*	48,510
8,738	Industrias Penoles SAB de C.V.	142,981
15,000	Jiangxi Copper Co., Ltd.	24,976
2,599	JSC MMC Norilsk Nickel, ADR	43,869
41	Korea Zinc Co.	19,963
1,922	Kumba Iron Ore, Ltd.	23,866
52,000	Maanshan Iron & Steel Co., Ltd.*	17,846
23,056	Minera Frisco SAB de C.V.*	17,077
52,000	MMG, Ltd.*^	18,199
26,513	Northam Platinum, Ltd.*	87,519
8,319	POSCO, ADR	408,380
26,800	Press Metal Berhad	18,528
451,300	PT Hanson International Tbk*	25,064
52,300	PT Vale Indonesia Tbk	10,663
3,505	Royal Bafokeng Platinum, Ltd.*	13,365
2,792	Severstal PAO, GDR	29,576
88,000	Shougang Fushan Resources Group, Ltd.	20,496
58,216	Sibanye Gold, Ltd.	93,347
73,000	STP & I Public Co., Ltd.	36,865
26,743	Tata Steel, Ltd., GDR	130,280
35,335	Vale SA, ADR^	208,123
18,714	Vedanta, Ltd., ADR^	202,112

		2,931,508

Multiline Retail (0.7%):
37,800	Aeon Co. (M) Berhad	31,075
3,137	El Puerto de Liverpool SAb de C.V.	36,232
15,000	Golden Eagle Retail Group, Ltd.^	20,092
30,009	Grupo FAMSA SA*	19,439
31,448	Grupo Sanborsn SAB de C.V.	47,367

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
197	Hotel Shilla Co., Ltd.	$19,680
147	Hyundai Department Store Co., Ltd.	19,250
3,100	Lojas Americanas SA	13,345
600	Lojas Renner SA	21,929
41,022	Parkson Holdings Berhad*	16,730
489,200	PT Multipolar Tbk	22,913
14,200	Robinson Dept Store Public Co., Ltd.	18,782
56,000	Springland International Holdings, Ltd.	19,400
26,282	Woolworths Holdings, Ltd.	212,679

		518,913

Multi-Utilities (0.2%):
330,500	YTL Corporation Berhad	136,123
65,800	YTL Power International Berhad	27,891

		164,014

Oil, Gas & Consumable Fuels (6.6%):
30,900	Bangchak Petroleum Public Co., Ltd.	31,939
81,100	Banpu Public Co., Ltd.	61,064
32,000	China Coal Energy Co., Ltd., Class H	19,206
128,000	China Petroleum & Chemical Corp., Class H	110,056
29,000	China Shenhua Energy Co., Ltd.	66,106
80,000	China Suntien Green Energy Corp.	17,169
1,798	CNOOC, Ltd., ADR^	255,172
12,710	Ecopetrol SA, ADR^	168,535
100,400	Energy Absolute Public Co., Ltd.	69,631
101,800	Esso Thailand Public Co., Ltd.*	19,134
8,460	Exxaro Resources, Ltd.^	60,385
21,415	Gazprom OAO, ADR	110,483
332	Grupa Lotos SA*	2,648
438	GS Holdings	19,471
458,300	IRPC Public Co., Ltd.	60,550
64,000	Kunlun Energy Co., Ltd.	64,741
2,806	LUKOIL, ADR	126,017
1,207	PetroChina Co., Ltd., ADR	133,748
31,328	Petroleo Brasileiro SA, ADR*	283,518
42,133	Petroleo Brasileiro SA, ADR*	343,806
214,800	Petron Corp.	42,149
7,000	Petronas Dagangan Berhad	38,184
490,000	PT Adaro Energy Tbk	27,885
475,000	PT Sugih Energy Tbk*	13,961
46,200	PT Tambang Batubara Bukit Asam Tbk	29,068
95,000	PTT Exploration & Production Public Co., Ltd.	305,878
50,500	PTT Public Co., Ltd.	536,348
16,597	Reliance Industries, Ltd., GDR	521,315
7,210	Rosneft Oil Co., GDR	29,747
13,540	Sasol, Ltd., ADR	501,792
22,200	Semirara Mining and Power Corp.	70,164
176	SK Energy Co., Ltd.*	19,350
309	S-Oil Corp.	18,800
1,421	Tatneft, ADR	45,497
24,400	Thai Oil Public Co., Ltd.	39,691
13,904	Ultrapar Participacoes SA, ADR	292,262
126,000	United Energy Group, Ltd.*	22,084
2,362	Yanzhou Coal Mining Co., Ltd., ADR	18,306

		4,595,860

Continued

8

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.7%):
12,201	Fibria Celulose SA, ADR	$166,056
5,858	Mondi, Ltd.	128,546
43,000	Nine Dragons Paper Holdings, Ltd.	37,516
41,128	Sappi, Ltd.*	146,028

		478,146

Personal Products (0.3%):
110	Amorepacific Corp.	41,181
237	Amorepacific Group	39,711
22	Cosmax, Inc.	3,970
6,500	Hengan International Group Co., Ltd.	76,878
2,700	Hypermarcas SA*	19,693
24,800	Karex Berhad	20,195
280	Korea Kolmar Co., Ltd.	25,458

		227,086

Pharmaceuticals (1.2%):
3,947	Aspen Pharmacare Holdings, Ltd.	116,866
268	Celltrion, Inc.*	18,733
1,900	Chia Tai Enterprises International, Ltd.*(a)	1,961
21,000	China Medical System Holdings, Ltd.	29,399
22,000	China Pharmaceutical Enterprise & Investment Corp.	21,644
7,500	Dr. Reddy’s Laboratories, Ltd., ADR	414,900
49	Hanmi Pharm Co., Ltd.*	20,536
287,900	PT Kalbe Farma Tbk	36,135
40,000	Sino Biopharmaceutical, Ltd.	46,175
44,000	SSY Group, Ltd.^	15,850
11,000	Tong Ren Tang Technologies Co., Ltd.	18,686

		740,885

Real Estate Management & Development (3.5%):
42,000	Agile Property Holdings, Ltd.	28,256
43,100	Amata Corp. Public Co., Ltd.	19,133
98,800	AP Thailand plc	21,032
136,000	Ayala Land, Inc.	112,434
816,700	Bangkok Land Public Co., Ltd.	38,142
30,000	Beijing Capital Land, Ltd.	22,991
546,000	Belle Corp.	39,964
67,200	Central Pattana Public Co., Ltd.	94,361
90,000	China Merchants Land, Ltd.	22,038
38,000	China Overseas Grand Oceans Group, Ltd.	19,251
36,000	China Overseas Land & Investment, Ltd.	126,903
20,000	China Resources Land, Ltd.	64,402
50,000	China South City Holdings, Ltd.	17,219
13,900	China Vanke Co., Ltd., Class H	34,055
47,417	Corporacion Inmobiliaria Vesta SAB de C.V.	77,242
110,000	Country Garden Holdings Co., Ltd.	48,257
39,000	Eastern & Oriental Berhad	17,652
8,417	Etalon Group, Ltd.	15,527
107,000	Evergrande Real Estate Group, Ltd.	63,304
1,255,000	Filinvest Land, Inc.	51,770
96,000	Franshion Properties China, Ltd.*^	34,131
159,000	Glorious Property Holdings, Ltd.*	24,811
10,000	Goldin Properties Holdings, Ltd.*	10,532
26,800	Guangzhou R&F Properties Co., Ltd., Class H*	32,623
20,000	Hopson Development Holdings, Ltd.*	20,148

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
37,300	KSL Holdings Berhad	$17,112
31,500	KWG Property Holding, Ltd.	26,546
36,400	L.P.N. Development Public Co., Ltd.	18,927
98,700	Land & Houses Public Co., Ltd.	25,823
18,500	Longfor Properties Co., Ltd.	29,269
83,375	Mah Sing Group Berhad	36,480
25,000	Matrix Concepts Holdings Berhad	20,540
937,500	Megaworld Corp.	98,958
59,000	Mingfa Group International Co., Ltd.*	14,597
38,000	New World China Land, Ltd.	22,358
53,000	Poly Property Group Co., Ltd.	25,415
66,700	Pruksa Real Estate Public Co., Ltd.	49,968
417,700	PT Alam Sutera Realty Tbk*	18,070
292,900	PT Bumi Serpong Damai	36,628
375,500	PT Ciputra Development Tbk	35,548
397,700	PT Intiland Development Tbk	16,970
23,200	PT Lippo Cikarang Tbk*	15,819
745,800	PT Lippo Karawaci Tbk	65,979
177,300	PT Modernland Realty Tbk	6,973
711,400	PT Pakuwon Jati Tbk	22,907
251,500	PT Summarecon Agung Tbk	30,773
247,000	Quality Houses Pcl	18,409
464,000	Renhe Commercial Holdings Co., Ltd.*	38,626
158,800	Robinsons Land Corp.	103,115
597,500	Sansiri Public Co., Ltd.	31,577
191,700	SC Asset Corp. Public Co., Ltd.	18,494
82,000	Shanghai Industrial Urban development Group, Ltd.	21,871
62,000	Shenzhen Investment, Ltd.	30,546
30,000	Shimao Property Holdings, Ltd.	59,072
95,500	Shui On Land, Ltd.	26,876
48,500	Sino-Ocean Land Holdings, Ltd.	36,631
266,700	SM Prime Holdings, Inc.	118,101
48,000	Soho China, Ltd.	31,265
21,900	SP Setia Berhad	18,093
26,000	Sunac China Holdings, Ltd.^	28,133
29,900	Sunway Berhad	27,249
77,000	Supalai Public Co., Ltd.	42,740
83,000	UEM Sunrise Berhad	21,460
35,600	UOA Development Berhad	19,952
552,000	Vista Land & Lifescapes, Inc.	77,999
180,000	Yuexiu Property Co., Ltd.	38,926

		2,500,973

Road & Rail (0.0%):
34,000	Guangshen Railway Co., Ltd.	18,693

Semiconductors & Semiconductor Equipment (9.0%):
43,122	Advanced Semiconductor Engineering, Inc., ADR	284,605
4,000	Chipbond Technology Corp.	8,678
237	EO Technics Co., Ltd.	19,855
1,000	Epistar Corp.	1,328
196,000	GCL-Poly Energy Holdings, Ltd.*	44,892
13,200	Globetronics Technology Berhad	20,821
3,000	Kinsus Interconnect Technology Corp.	8,259
1,000	Macronix International Co., Ltd.*	193
11,300	Malaysian Pacific Industries Berhad	19,962

Continued

9

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
10,000	Powertech Technology, Inc.	$21,506
1,000	Realtek Semiconductor Corp.	2,566
4,000	Richtek Technology Corp.	23,384
4,031	Samsung Electronics co., Ltd., GDR	2,299,132
10,057	Semiconductor Manufacturing International Corp., ADR*	54,408
31,327	Siliconware Precision Industries Co., ADR	233,386
5,000	Sino-American Silicon Products, Inc.	6,342
502	SK Hynix, Inc.	19,084
113,700	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,582,126
35,700	Unisem (M) Berhad	22,058
209,364	United Microelectronics Corp., ADR	429,196
78,000	Winbond Electronics Corp.*	20,268
1,464	WONIK IPS Co., Ltd.*	18,720

		6,140,769

Specialty Retail (0.9%):
35,500	Baoxin Auto Group, Ltd.*	22,263
331	Cashbuild, Ltd.	8,192
32,500	China Zhentong Auto Services Holdings, Ltd.	21,165
175,000	GOME Electrical Appliances Holdings, Ltd.	38,132
295,000	Home Product Center Public Co., Ltd.	58,867
1,000	Hotai Motor Co., Ltd.	14,149
6,696	Lewis Group, Ltd.	54,346
6,092	Mr. Price Group, Ltd.	125,394
55,000	Padini Holdings Berhad	19,399
347,300	PT ACE Hardware Indonesia Tbk	16,826
24,821	Super Group, Ltd.*	64,406
8,543	The Foschini Group, Ltd.	111,615
17,171	Truworths International, Ltd.	120,890
26,500	Zhongsheng Group Holdings, Ltd.	18,435

		694,079

Technology Hardware, Storage & Peripherals (0.2%):
2,000	Acer, Inc.*	962
80,000	Coolpad Group, Ltd.	28,113
1,000	High Tech Computer Corp.*	2,320
60,000	Lenovo Group, Ltd.	82,476
1,000	Micro-Star International Co., Ltd.	1,011
17,000	TCL Communicatin Technology Holdings, Ltd.	15,866
10,000	Wistron Corp.	7,595

		138,343

Textiles, Apparel & Luxury Goods (0.2%):
11,000	Anta Sports Products, Ltd.	26,653
48,000	Belle International Holdings, Ltd.	55,261
150,000	Bosideng International Holdings, Ltd.	19,421
2,000	Eclat Textile Co., Ltd.	32,799
5,000	Shenzhou International Group	24,305
2,000	Tainan Spinning Co., Ltd.	1,027

		159,466

Tobacco (0.1%):
4,600	British American Tobacco Malaysia Berhad	75,716
88	KT&G Corp.	7,460
7,000	PT Gudang Garam Tbk	23,645

		106,821

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors (0.4%):
15,919	Barloworld, Ltd.	$126,262
126,000	CITIC Resources Holdings, Ltd.*	34,759
1,664	Hudaco Industries, Ltd.	17,799
458	LG International Corp.	15,968
2,473	SK Network Co., Ltd.	19,901

		214,689

Transportation Infrastructure (1.3%):
8,500	Airports of Thailand Public Co., Ltd.	76,217
22,900	Bangkok Aviation Fuel Services Public Co., Ltd.	17,450
31,100	Bangkok Expressway Public Co., Ltd.	36,303
20,000	Beijing Capital International Airport Co., Ltd.	22,961
14,000	China Merchants Holdings International Co., Ltd.	59,663
48,000	Cosco Pacific, Ltd.	64,816
8,915	Grupo Aeroportuario del Centro Norte, SAb de C.V.	43,817
522	Grupo Aeroportuario del Sureste SAB de C.V., ADR	74,056
14,894	Grupo Aeroporturaio del Pacifico SAB de C.V.	101,978
42,500	Hopewell Highway Infrastructure, Ltd.	20,846
103	Hyundai Glovis Co., Ltd.	18,630
35,290	International Container Terminal Services, Inc.	86,243
16,000	Jiangsu Expressway Co., Ltd., Series H	20,997
36,400	Malaysia Airports Holdings Berhad	59,872
24,684	OHL Mexico SAB de C.V.*	32,042
41,400	PT Jasa Marga Persero Tbk	16,824
20,000	Shenzhen Expressway Co., Ltd.	15,936
29,000	Shenzhen International Holdings, Ltd.	50,224
70,000	Tianjin Port Development Holdings, Ltd.	16,591
29,300	Westports Holding Berhad	32,913
30,000	Yuexiu Transport Infrastructure, Ltd.	21,524
20,000	Zhejiang Expressway Co., Ltd.	27,767

		917,670

Water Utilities (0.5%):
22,000	Beijing Enterprises Water Group, Ltd.	17,916
38,000	China Water Affairs Group, Ltd.^	20,522
22,581	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	116,970
16,000	CT Environmental Group, Ltd.	21,231
30,000	Guangdong Investment, Ltd.	41,842
134,100	Manila Water Co.	71,434
95,500	TTW Public Co., Ltd.	31,902

		321,817

Wireless Telecommunication Services (6.0%):
34,300	Advanced Information Service plc	243,111
35,123	America Movil SAB de C.V., Series L, ADR	748,472
63,600	Axiata Group Berhad	107,943
7,027	China Mobile, Ltd., ADR	450,360
68,500	DIGI.com Berhad	97,333
1,000	Far EasTone Telecommunications Co., Ltd.	2,417
18,392	Global Telecom Holding, GDR*	30,492
1,840	Globe Telecom, Inc.	102,314
19,200	Intouch Holdings Public Co., Ltd.	44,304
114	LG Uplus Corp.	1,007
41,400	Maxis Berhad	69,711
52,882	MTN Group, Ltd.	994,367

Continued

10

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
6,625	Philippine Long Distance Telephone Co., ADR	$412,737
45,500	PT Tower Bersama Infrastructure Tbk*	31,302
2,482	SK Telecom Co., Ltd., ADR	61,529
6,589	Tim Participacoes SA, ADR	107,796
42,500	Total Access Communication Public Co., Ltd.	104,815
14,907	Turkcell Iletisim Hizmetleri AS, ADR	171,281
8,400	Vimpelcom, Ltd., ADR	41,748
6,240	Vodacom Group, Ltd.	71,080

		3,894,119

Total Common Stocks (Cost $67,569,632)		61,535,261

Preferred Stock (0.4%):
Metals & Mining (0.4%):
53,255	Vale SA, Preferred Shares, ADR	268,938

Total Preferred Stock (Cost $337,370)		268,938

Warrant (0.0%):
Diversified Telecommunication Services (0.0%):
153,823	Jasmine International*(a)	2,233

Total Warrant (Cost $—)		2,233

Shares or Principal Amount		Fair Value
Right (0.0%):
Construction & Materials (0.0%):
26,000	TCC International Holdings, Ltd.*	$463

Total Right (Cost $—)		463

Mutual Funds (9.0%):
127,278	iShares MSCI Taiwan ETF, 1.84%	2,008,447
40,849	iShares MSCI South Korea Capped ETF, 1.20%	2,251,189
88,435	WisdomTree India Earnings Fund, 0.77%	1,916,386

Total Mutual Fund (Cost $6,546,233)		6,176,022

Securities Held as Collateral for Securities on Loan (5.2%):
$3,572,155	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	3,572,155

Unaffiliated Investment Company (0.1%):
49,521	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	49,521

Total Unaffiliated Investment Company (Cost $49,521)		49,521

Total Securities Held as Collateral for Securities on Loan (Cost $3,572,155)		3,572,155

Total Investment Securities (Cost $78,074,911)(d) — 104.6%		71,604,593
Net other assets (liabilities) — (4.6)%		(3,129,867)

Net Assets — 100.0%		$68,474,726

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $2,958,975.

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.04% of the net assets of the Fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(c)	The rate represents the effective yield at June 30, 2015.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Bermuda	0.2%
Brazil	8.1%
British Virgin Islands	—	%NM
Cayman Islands	0.3%
Chile	1.5%
China	6.9%
Colombia	0.5%
Egypt	0.4%
Guernsey	—	%NM
Hong Kong	4.8%
India	4.3%
Indonesia	2.8%
Korea, Republic Of	7.2%
Malaysia	6.2%

Country	Percentage
Mexico	8.8%
Philippines	4.9%
Poland	—	%NM
Republic of Korea (South)	1.4%
Russian Federation	0.9%
South Africa	11.9%
Switzerland	—	%NM
Taiwan	4.3%
Taiwan, Province Of China	2.2%
Thailand	6.9%
Turkey	0.4%
Ukraine	—	%NM
United States	15.1%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

11

AZL DFA Emerging Markets Core Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$76,142,164
Investments in affiliates, at cost	1,932,747

Total Investment securities, at cost	$78,074,911

Investment securities, at value	$69,688,207
Investments securities, at value	1,916,386

Total Investment securities, at value*	$71,604,593
Cash	13,215
Interest and dividends receivable	245,675
Foreign currency, at value (cost $111,170)	105,307
Receivable for capital shares issued	18,499
Receivable for investments sold	598,834

Total Assets	72,586,123

Liabilities:
Payable for investments purchased	438,200
Payable for collateral received on loaned securities	3,572,155
Manager fees payable	53,776
Administration fees payable	1,808
Distribution fees payable	14,152
Custodian fees payable	28,762
Administrative and compliance services fees payable	60
Trustee fees payable	235
Other accrued liabilities	2,249

Total Liabilities	4,111,394

Net Assets	$68,474,726

Net Assets Consist of:
Capital	$74,766,916
Accumulated net investment income/(loss)	269,397
Accumulated net realized gains/(losses) from investment transactions	(84,556)
Net unrealized appreciation/(depreciation) on investments	(6,477,031)

Net Assets	$68,474,726

Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,479,996
Net Asset Value (offering and redemption price per share)	$9.15

*	Includes securities on loan of $2,958,975.

Statement of Operations

For the Period Ended June 30, 2015 (a)

(Unaudited)

Investment Income:
Dividends	$482,073
Income from securities lending	200
Foreign withholding tax	(23,192)

Total Investment Income	459,081

Expenses:
Manager fees	158,070
Administration fees	4,615
Distribution fees	31,614
Custodian fees	30,511
Administrative and compliance services fees	64
Trustee fees	334
Professional fees	308
Shareholder reports	1,996
Other expenses	109

Total expenses before reductions	227,621
Less expenses voluntarily waived/reimbursed by the Manager	(37,937)

Net expenses	189,684

Net Investment Income/(Loss)	269,397

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(84,556)
Change in net unrealized appreciation/depreciation on investments	(6,477,031)

Net Realized/Unrealized Gains/(Losses) on Investments	(6,561,587)

Change in Net Assets Resulting From Operations	$(6,292,190)

(a)	For the period April 27, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes to the financial statements.

12

Statement of Changes in Net Assets

AZL DFA Emerging Markets Core Equity Fund
April 27, 2015 to June 30, 2015 (a)
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$269,397
Net realized gains/(losses) on investment transactions	(84,556)
Change in unrealized appreciation/depreciation on investments	(6,477,031)

Change in net assets resulting from operations	(6,292,190)

Capital Transactions:
Proceeds from shares issued	77,027,535
Value of shares redeemed	(2,260,619)

Change in net assets resulting from capital transactions	74,766,916

Change in net assets	68,474,726
Net Assets:
Beginning of period	—

End of period	$68,474,726

Accumulated net investment income/(loss)	$269,397

Share Transactions:
Shares issued	7,709,542
Shares redeemed	(229,546)

Change in shares	7,479,996

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

13

AZL DFA Emerging Markets Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	April 27, 2015 to June 30, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	(0.89)

Total from Investment Activities	(0.85)

Net Asset Value, End of Period	$9.15

Total Return(b)	(8.50	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$68,475
Net Investment Income/(Loss)(d)	2.13%
Expenses Before Reductions(d) (e)	1.80%
Expenses Net of Reductions(d)	1.50%
Portfolio Turnover Rate	2	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

14

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Emerging Markets Core Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

15

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2.9 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $227 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA Emerging Markets Core Equity Fund	1.25%	1.50%

*	The Manager voluntarily reduced the management fee to 0.95% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

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AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $56 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Aerospace & Defense	$306,777	$59,768	$366,545
Airlines	231,089	185,210	416,299
Banks	3,394,690	5,432,260	8,826,950
Beverages	1,669,571	122,484	1,792,055
Capital Markets	31,390	227,864	259,254
Chemicals	284,880	636,303	921,183
Commercial Services & Supplies	9,261	167,830	177,091
Construction & Engineering	385,700	719,681	1,105,381

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AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Construction Materials	$341,421	$649,786	$991,207
Diversified Consumer Services	19,111	5,877	24,988
Diversified Financial Services	311,146	598,487	909,633
Diversified Telecommunication Services	1,204,238	346,375	1,550,613
Electric Utilities	1,017,949	271,724	1,289,673
Electronic Equipment, Instruments & Components	759,915	712,914	1,472,829
Food & Staples Retailing	845,986	1,115,490	1,961,476
Food Products	671,635	1,521,566	2,193,201
Gas Utilities	146,410	312,305	458,715
Hotels, Restaurants & Leisure	107,731	785,857	893,588
Household Durables	28,278	448,028	476,306
Household Products	195,372	115,494	310,866
Independent Power and Renewable Electricity Producers	202,836	752,466	955,302
Industrial Conglomerates	392,666	1,511,096	1,903,762
Insurance	58,164	1,129,726	1,187,890
IT Services	1,093,016	94,151	1,187,167
Media	867,060	661,977	1,529,037
Metals & Mining	2,061,310	870,198	2,931,508
Multiline Retail	138,312	380,601	518,913
Oil, Gas & Consumable Fuels	2,644,471	1,951,389	4,595,860
Paper & Forest Products	166,056	312,090	478,146
Personal Products	19,693	207,393	227,086
Pharmaceuticals	414,900	325,985	740,885
Real Estate Management & Development	77,242	2,423,731	2,500,973
Semiconductors & Semiconductor Equipment	3,583,721	2,557,048	6,140,769
Transportation Infrastructure	251,893	665,777	917,670
Water Utilities	116,970	204,847	321,817
Wireless Telecommunication Services	1,993,923	1,900,196	3,894,119
All Other Common Stocks+	—	5,106,504	5,106,504
Preferred Stock	268,938	—	268,938
Right	—	463	463
Warrant	—	2,233	2,233
Mutual Funds	6,176,022	—	6,176,022
Securities Held as Collateral for Securities on Loan	—	3,572,155	3,572,155
Unaffiliated Investment Company	49,521	—	49,521

Total Investment Securities	$32,539,264	$39,065,329	$71,604,593

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Emerging Markets Core Equity Fund	$4,402,812	$1,667,105

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

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AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $78,074,911. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$425,655
Unrealized depreciation	(6,895,973)

Net unrealized appreciation/(depreciation)	$(6,470,318)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2015, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

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Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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Approval of Investment Advisory and Subadvisory Agreement (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund, which consists of 36 separate investment portfolios or series (together the “Funds,” and each individually a “Fund”). That means that the Trust’s Manager (Allianz Investment Management LLC) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Funds of the Trust. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

In assessing the Manager’s and Subadvisers’ (collectively, the “Advisory Organizations”), performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreements (the “Subadvisory Agreements”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

At an “in-person” Board of Trustees meeting held June 11, 2014, the Board authorized the creation of five new series of the Trust, to be managed by Dimensional Fund Advisors LP: AZL DFA U.S. Core Equity Fund, AZL DFA U.S. Small Cap Fund, AZL DFA International Core Equity Fund, AZL DFA Emerging Markets Core Equity Fund, and AZL DFA Five-Year Global Fixed Income Fund (collectively, the “DFA Funds”). The Advisory and Subadvisory Agreements pertaining to the DFA Funds (collectively, the “Agreements”) were approved at the Board of Trustees meeting of June 11, 2014. (The Subadvisory Agreement is between the Manager and Dimensional Fund Advisors LP (“DFA”), the Subadviser to the DFA Funds.)

At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2016. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives to that of the DFA Funds, derived from data compiled by an independent third party provider and other sources believed to be reliable by the

21

Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment management agreements. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreements in respect of the DFA Funds, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. Under the Advisory Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for other to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As the Trust is a manager of managers fund, the Manager is authorized, under the Advisory Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board of Trustees for selection as a Subadviser.

The Trustees were aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board of Trustees, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Trustees regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.

The Trustees also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded at the June 11, 2014 meeting that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to the DFA Funds under the Agreements.

(2) The investment performance of the Funds, the Manager and the Subadvisers. In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds for the previous quarter, and previous one, three and five-year periods, and since inception. (For Funds which have been in existence for less than five years, Trustees may receive performance information on comparable funds managed by the particular Subadviser for periods prior to the creation of a particular Fund.) Such performance information includes information on absolute total return, performance versus Subadvisers’ comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups. In connection with the Board of Trustees meeting held June 11, 2014, the Manager reported that for funds managed by DFA with investment objectives and policies similar to those of the DFA Funds, for various periods ended March 31, 2014, such funds’ total returns compared favorably to each fund’s benchmark and respective peer group. At the Board of Trustees meeting held June 11, 2014, the Trustees determined that the overall investment performance of such funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the DFA Funds are subject. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information was provided to Trustees setting forth management fees and total fees after taking expense caps into account. Based upon the information provided, the management fee payable by the DFA Funds to the Manager would range from the 5th percentile (AZL DFA Five-Year Global Fixed Income Fund) to the 28th percentile (AZL DFA International Core Equity Fund). The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fee to be paid to the Manager by the DFA Funds is not unreasonable.

The Manager also supplied information to the Board of Trustees pertaining to total anticipated DFA Funds expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by each Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the overall total expense ratio ranking for the DFA Funds ranged from the 1st percentile (AZL DFA Five-Year Global Fixed Income Fund) to the 50th percentile (AZL DFA Emerging Markets Core Equity Fund).

The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time, particularly as the Funds grow larger. The Trustees concluded therefore that the anticipated total expense ratio for the DFA Funds was not unreasonable.

At Board of Trustees meetings held October 16, 2013 and October 22, 2013, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2013. Subsequently, at an in-person meeting held on October 21, 2014, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2014. (The DFA Funds did not commence operations until April 27, 2015.) The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive. It is expected that at Board of Trustees meetings to be held in October, 2015, the Trustees will receive information on the Manager’s level of profitability from its relationship with the DFA Funds.

The Manager, on behalf of the Board of Trustees, endeavors to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvises. The Manager is unable to obtain meaningful profitability information from some of the unaffiliated Subadvisers. The Manager assured the Board of Trustees that the Agreements with the Subadvisers which are not affiliated with it, including DFA, were negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. At the June 11, 2014 meeting, the Trustees were provided with certain financial information bearing on the profitability of

22

DFA; information regarding the profitability to DFA of the DFA Funds was not available because those Funds had not yet commenced operations. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.

Based upon the information provided, the Trustees determined that there was no evidence that the anticipated profitability to DFA from being the Subadviser to the DFA Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the DFA Funds does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the DFA Funds had no assets as of June 11, 2014.

The Trustees noted that the Manager has agreed temporarily to reduce the management fee of each DFA Fund and to “cap” DFA Fund expenses at certain levels, each of which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee reductions and expense “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2015, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded at the June 11, 2014 meeting that the absence of breakpoints in the advisory fee rate schedule for the DFA Funds was acceptable under the circumstances.

23

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® DFA Five-Year Global Fixed Income Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statement of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

Approval of Investment Advisory and Subadvisory Agreement Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Five-Year Global Fixed Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/27/15	Ending Account Value 6/30/15	Expenses Paid During Period 4/27/15 - 6/30/15*	Annualized Expense Ratio During Period 4/27/15 - 6/30/15
AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$989.00	$1.42	$0.80

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15**	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,023.83	$4.01	$0.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from April 27, 2014 (date of commencement of operations) to June 30,2015 divided by the number of days in the fiscal year.

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Yankee Dollars	63.0%
Corporate Bonds	32.0
U.S. Government Agency Mortgages	3.8
Securities Held as Collateral for Securities on Loan	2.3
Money Market	1.0

Total Investment Securities	102.1
Net other assets (liabilities)	(2.1)

Net Assets	100.0%

1

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (32.0%):
Banks (3.0%):
$17,000,000	U.S. Bank NA Cincinnati, Series BKNT, 2.13%, 10/28/19, Callable 9/28/19 @ 100^	$17,019,312

Communications Equipment (2.9%):
15,000,000	Cisco Systems, Inc., 4.45%, 1/15/20	16,400,880

Consumer Finance (3.0%):
17,000,000	Toyota Motor Credit Corp., 2.15%, 3/12/20, MTN	16,994,781

Diversified Financial Services (3.6%):
4,250,000	Berkshire Hathaway, Inc., 2.10%, 8/14/19^	4,279,759
16,114,000	General Electric Capital Corp., Series G, 2.20%, 1/9/20, Callable 12/9/19 @ 100, MTN	16,109,423

		20,389,182

Industrial Conglomerates (1.1%):
6,053,000	3M Co., 1.63%, 6/15/19, MTN	6,031,893

IT Services (2.6%):
15,000,000	IBM Corp., 1.95%, 2/12/19^	15,061,470

Oil, Gas & Consumable Fuels (6.0%):
17,000,000	Chevron Corp., 1.96%, 3/3/20, Callable 2/3/20 @ 100	16,860,617
17,331,000	Exxon Mobil Corp., 1.91%, 3/6/20, Callable 2/6/20 @ 100^	17,227,464

		34,088,081

Pharmaceuticals (5.5%):
2,000,000	Merck & Co., Inc., 5.00%, 6/30/19	2,227,014
13,500,000	Merck & Co., Inc., 1.85%, 2/10/20^	13,386,992
16,000,000	Pfizer, Inc., 2.10%, 5/15/19	16,123,360

		31,737,366

Software (1.7%):
10,000,000	Microsoft Corp., 1.85%, 2/12/20, Callable 1/12/20 @ 100	10,005,760

Technology Hardware, Storage & Peripherals (2.6%):
15,000,000	Apple, Inc., 2.10%, 5/6/19	15,150,990

Total Corporate Bonds (Cost $184,524,374)		182,879,715

Yankee Dollars (63.0%):
Banks (31.8%):
5,250,000	Australia & New Zealand Banking Group, Ltd., 2.25%, 6/13/19	5,272,496
8,000,000	Australia & New Zealand Banking Group, Ltd., Registered Shares, 5.10%, 1/13/20	8,945,416
16,000,000	Bank Nederlandse Gemeenten NV, Registered Shares, 1.88%, 6/11/19	16,178,432
4,568,000	Commonwealth Bank of Australia, 2.30%, 9/6/19	4,580,270
12,000,000	Commonwealth Bank of Australia NY, Series G, 2.30%, 3/12/20	11,988,408
16,650,000	Dexia Credit Local SA NY, Registered Shares, 1.88%, 1/29/20	16,450,666
8,265,000	Japan Bank for International Cooperation, Series DTC, 1.75%, 5/29/19	8,298,407
15,000,000	KFW, 1.88%, 4/1/19	15,258,615
7,810,000	National Australia Bank Ltd., Registered Shares, 2.25%, 7/1/19	7,832,860

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$17,000,000	Nederlandse Waterschapsbank NV, Registed Shares, 1.75%, 9/5/19	$17,072,726
3,000,000	Nordea Bank AB, Registered, 4.88%, 1/27/20	3,332,403
8,000,000	NRW.Bank, Series E, 2.00%, 9/23/19, MTN	8,079,536
15,000,000	Oesterreichische Kontrollbank AG, 1.38%, 2/10/20	14,772,810
8,000,000	Royal Bank of Canada, Series G, 2.15%, 3/15/19, MTN	8,053,168
9,000,000	Royal Bank of Canada, Series G, 2.15%, 3/6/20	8,985,366
10,630,000	Svenska Handelsbanken AB, 2.50%, 1/25/19	10,802,004
5,000,000	Toronto-Dominion Bank (The), Series BKNT, 2.13%, 7/2/19	5,018,745
8,411,000	Toronto-Dominion Bank (The), 2.25%, 11/5/19, MTN	8,444,922
2,000,000	Westpac Banking Corp., 2.30%, 5/26/20	1,992,942

		181,360,192

Diversified Financial Services (20.1%):
15,000,000	Asian Development Bank, Series G, 1.75%, 3/21/19, MTN	15,181,485
15,000,000	Council of Europe Development Bank, 1.75%, 11/14/19	15,083,130
16,000,000	European Investment Bank, 1.75%, 6/17/19	16,127,568
15,000,000	Japan Finance Organization for Municipalities, Registered Shares, 2.13%, 3/6/19	15,200,205
13,150,000	Kommunalbanken AS, Registered Shares, 1.50%, 10/22/19	13,023,957
15,000,000	Kommuninvest I Sverige AB, Registered Shares, 2.00%, 11/12/19	15,176,520
10,000,000	Municipality Finance plc, Registered Shares, 1.75%, 5/21/19	10,083,020
6,903,000	Shell International Finance BV, 4.30%, 9/22/19	7,523,359
4,845,000	Shell International Finance BV, 4.38%, 3/25/20	5,304,170
2,700,000	Shell International Finance BV, 2.13%, 5/11/20	2,694,203

		115,397,617

Government (8.5%):
17,000,000	Land Nordrhein-Westfalen, 1.63%, 1/22/20	16,828,555
15,150,000	Province of Manitoba Canada, 1.75%, 5/30/19	15,289,259
15,000,000	Province of Ontario, 4.00%, 10/7/19	16,388,070

		48,505,884

Oil, Gas & Consumable Fuels (2.6%):
15,000,000	Statoil ASA, 2.25%, 11/8/19	15,045,120

Total Yankee Dollars (Cost $361,999,398)		360,308,813

U.S. Government Agency Mortgages (3.8%):
12,000,000	Federal Home Loan Mortgage Corporation, 1.25%, 10/2/19	11,839,788
10,000,000	Federal National Mortgage Association, 1.75%, 9/12/19	10,080,120

		21,919,908

Total U.S. Government Agency Mortgages (Cost $22,018,932)		21,919,908

Continued

2

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.3%):
$13,115,420	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$13,115,420

Total Securities Held as Collateral for Securities on Loan (Cost $13,115,420)		13,115,420

Unaffiliated Investment Company (1.0%):
5,879,296	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	5,879,296

Total Unaffiliated Investment Company (Cost $5,879,296)		5,879,296

Total Investment Securities (Cost $587,537,420)(c) — 102.1%		584,103,152
Net other assets (liabilities) — (2.1)%		(12,031,044)

Net Assets — 100.0%		$572,072,108

Percentages indicated are based on net assets as of June 30, 2015.

MTN—Medium Term Note

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $12,744,345.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Australia	7.0%
Austria	2.5%
Canada	10.7%
Finland	1.7%
France	2.8%
Germany	6.9%
Japan	4.0%
Netherlands	8.4%
Norway	4.8%
SNAT	7.9%
Sweden	5.0%
United States	38.3%

100.0%

See accompanying notes to the financial statements.

3

AZL DFA Five-Year Global Fixed Income Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$587,537,420

Investment securities, at value*	$584,103,152
Interest and dividends receivable	3,473,899
Receivable for capital shares issued	1,430

Total Assets	587,578,481

Liabilities:
Payable for capital shares redeemed	2,006,885
Payable for collateral received on loaned securities	13,115,420
Manager fees payable	236,127
Administration fees payable	13,053
Distribution fees payable	118,063
Custodian fees payable	3,918
Administrative and compliance services fees payable	798
Trustee fees payable	3,154
Other accrued liabilities	8,955

Total Liabilities	15,506,373

Net Assets	$572,072,108

Net Assets Consist of:
Capital	$578,557,198
Accumulated net investment income/(loss)	780,064
Accumulated net realized gains/(losses) from investment transactions	(3,830,886)
Net unrealized appreciation/(depreciation) on investments	(3,434,268)

Net Assets	$572,072,108

Shares of beneficial interest (unlimited number of shares authorized, no par value)	57,828,269
Net Asset Value (offering and redemption price per share)	$9.89

*	Includes securities on loan of $12,744,345.

Statement of Operations

For the Period Ended June 30, 2015 (a)

(Unaudited)

Investment Income:
Interest	$1,609,543
Income from securities lending	28

Total Investment Income	1,609,571

Expenses:
Manager fees	622,129
Administration fees	30,221
Distribution fees	259,219
Custodian fees	4,686
Administrative and compliance services fees	954
Trustee fees	4,975
Professional fees	4,591
Shareholder reports	4,990
Other expenses	1,429

Total expenses before reductions	933,194
Less expenses voluntarily waived/reimbursed by the Manager	(103,687)

Net expenses	829,507

Net Investment Income/(Loss)	780,064

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(3,830,886)
Change in net unrealized appreciation/depreciation on investments	(3,434,268)

Net Realized/Unrealized Gains/(Losses) on Investments	(7,265,154)

Change in Net Assets Resulting From Operations	$(6,485,090)

(a)	For the period April 27, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes to the financial statements.

4

Statement of Changes in Net Assets

AZL DFA Five-Year Global Fixed Income Fund
April 27, 2015 to June 30, 2015 (a)
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$780,064
Net realized gains/(losses) on investment transactions	(3,830,886)
Change in unrealized appreciation/depreciation on investments	(3,434,268)

Change in net assets resulting from operations	(6,485,090)

Capital Transactions:
Proceeds from shares issued	613,279,073
Value of shares redeemed	(34,721,875)

Change in net assets resulting from capital transactions	578,557,198

Change in net assets	572,072,108
Net Assets:
Beginning of period	—

End of period	$572,072,108

Accumulated net investment income/(loss)	$780,064

Share Transactions:
Shares issued	61,329,580
Shares redeemed	(3,501,311)

Change in shares	57,828,269

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

5

AZL DFA Five-Year Global Fixed Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	April 27, 2015 to June 30, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(0.12)

Total from Investment Activities	(0.11)

Net Asset Value, End of Period	$9.89

Total Return(b)	(1.10	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$572,072
Net Investment Income/(Loss)(d)	0.75%
Expenses Before Reductions(d) (e)	0.90%
Expenses Net of Reductions(d)	0.80%
Portfolio Turnover Rate	59	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

6

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and

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AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2.7 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $53 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA Five-Year Global Fixed Income Fund	0.60%	0.95%

*	The Manager voluntarily reduced the management fee to 0.50% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

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AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $449 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Corporate Bonds+	$—	$182,879,715	$182,879,715
Securities Held as Collateral for Securities on Loan	—	13,115,420	13,115,420
U.S. Government Agency Mortgages	—	21,919,908	21,919,908
Yankee Dollars+	—	360,308,813	360,308,813
Unaffiliated Investment Company	5,879,296	—	5,879,296

Total Investment Securities	$5,879,296	$578,223,856	$584,103,152

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

9

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Five-Year Global Fixed Income Fund	$347,926,830	$343,029,102

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $587,537,420. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(3,434,268)

Net unrealized appreciation/(depreciation)	$(3,434,268)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2015, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

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Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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Approval of Investment Advisory and Subadvisory Agreement (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund, which consists of 36 separate investment portfolios or series (together the “Funds,” and each individually a “Fund”). That means that the Trust’s Manager (Allianz Investment Management LLC) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Funds of the Trust. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

In assessing the Manager’s and Subadvisers’ (collectively, the “Advisory Organizations”), performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreements (the “Subadvisory Agreements”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

At an “in-person” Board of Trustees meeting held June 11, 2014, the Board authorized the creation of five new series of the Trust, to be managed by Dimensional Fund Advisors LP: AZL DFA U.S. Core Equity Fund, AZL DFA U.S. Small Cap Fund, AZL DFA International Core Equity Fund, AZL DFA Emerging Markets Core Equity Fund, and AZL DFA Five-Year Global Fixed Income Fund (collectively, the “DFA Funds”). The Advisory and Subadvisory Agreements pertaining to the DFA Funds (collectively, the “Agreements”) were approved at the Board of Trustees meeting of June 11, 2014. (The Subadvisory Agreement is between the Manager and Dimensional Fund Advisors LP (“DFA”), the Subadviser to the DFA Funds.)

At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2016. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with

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similar investment objectives to that of the DFA Funds, derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment management agreements. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreements in respect of the DFA Funds, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. Under the Advisory Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for other to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As the Trust is a manager of managers fund, the Manager is authorized, under the Advisory Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board of Trustees for selection as a Subadviser.

The Trustees were aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board of Trustees, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Trustees regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.

The Trustees also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded at the June 11, 2014 meeting that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to the DFA Funds under the Agreements.

(2) The investment performance of the Funds, the Manager and the Subadvisers. In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds for the previous quarter, and previous one, three and five-year periods, and since inception. (For Funds which have been in existence for less than five years, Trustees may receive performance information on comparable funds managed by the particular Subadviser for periods prior to the creation of a particular Fund.) Such performance information includes information on absolute total return, performance versus Subadvisers’ comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups. In connection with the Board of Trustees meeting held June 11, 2014, the Manager reported that for funds managed by DFA with investment objectives and policies similar to those of the DFA Funds, for various periods ended March 31, 2014, such funds’ total returns compared favorably to each fund’s benchmark and respective peer group. At the Board of Trustees meeting held June 11, 2014, the Trustees determined that the overall investment performance of such funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the DFA Funds are subject. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information was provided to Trustees setting forth management fees and total fees after taking expense caps into account. Based upon the information provided, the management fee payable by the DFA Funds to the Manager would range from the 5th percentile (AZL DFA Five-Year Global Fixed Income Fund) to the 28th percentile (AZL DFA International Core Equity Fund). The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fee to be paid to the Manager by the DFA Funds is not unreasonable.

The Manager also supplied information to the Board of Trustees pertaining to total anticipated DFA Funds expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by each Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the overall total expense ratio ranking for the DFA Funds ranged from the 1st percentile (AZL DFA Five-Year Global Fixed Income Fund) to the 50th percentile (AZL DFA Emerging Markets Core Equity Fund).

The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time, particularly as the Funds grow larger. The Trustees concluded therefore that the anticipated total expense ratio for the DFA Funds was not unreasonable.

At Board of Trustees meetings held October 16, 2013 and October 22, 2013, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2013. Subsequently, at an in-person meeting held on October 21, 2014, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2014. (The DFA Funds did not commence operations until April 27, 2015.) The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive. It is expected that at Board of Trustees meetings to be held in October, 2015, the Trustees will receive information on the Manager’s level of profitability from its relationship with the DFA Funds.

The Manager, on behalf of the Board of Trustees, endeavors to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvises. The Manager is unable to obtain meaningful profitability information from some of the unaffiliated Subadvisers. The Manager assured the Board of Trustees that the Agreements with the Subadvisers which are not affiliated with it, including DFA, were negotiated on an “arm’s length” basis, so that arguably, such

13

profitability information should be less relevant. At the June 11, 2014 meeting, the Trustees were provided with certain financial information bearing on the profitability of DFA; information regarding the profitability to DFA of the DFA Funds was not available because those Funds had not yet commenced operations. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.

Based upon the information provided, the Trustees determined that there was no evidence that the anticipated profitability to DFA from being the Subadviser to the DFA Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the DFA Funds does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the DFA Funds had no assets as of June 11, 2014.

The Trustees noted that the Manager has agreed temporarily to reduce the management fee of each DFA Fund and to “cap” DFA Fund expenses at certain levels, each of which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee reductions and expense “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2015, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded at the June 11, 2014 meeting that the absence of breakpoints in the advisory fee rate schedule for the DFA Funds was acceptable under the circumstances.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® DFA International Core Equity Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 21

Statement of Operations Page 21

Statement of Changes in Net Assets Page 22

Financial Highlights Page 23

Notes to the Financial Statements Page 24

Other Information Page 29

Approval of Investment Advisory and Subadvisory Agreement Page 30

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA International Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/27/15	Ending Account Value 6/30/15	Expenses Paid During Period 4/27/15 - 6/30/15*	Annualized Expense Ratio During Period 4/27/15 - 6/30/15
AZL DFA International Core Equity Fund	$1,000.00	$971.00	$2.02	1.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15**	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL DFA International Core Equity Fund	$1,000.00	$1,019.09	$5.76	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of the days in the most recent fiscal half-year divided by the number of the days in fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 65 days of operations during the period, and has been annualized to reflect values for the period April 27, 2015 to June 30, 2015.

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Financials	22.0%
Industrials	17.8
Consumer Discretionary	17.8
Materials	11.9
Consumer Staples	7.7
Health Care	5.5
Energy	5.4
Information Technology	5.3
Telecommunication Services	3.5
Utilities	2.4

Total Common Stocks and Preferred Stocks	99.3
Right	— ^
Securities Held as Collateral for Securities on Loan	1.3
Money Market	0.1

Total Investment Securities	100.7
Net other assets (liabilities)	(0.7)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (1.1%):
42,107	BAE Systems plc	$298,789
17,039	Bombardier, Inc.	30,700
6,994	CAE, Inc.	83,280
59,643	Cobham plc	246,269
504	Elbit Systems, Ltd.	39,591
3,429	European Aeronautic Defence & Space Co. NV	222,130
7,205	Finmeccanica SpA*	90,488
26,648	Meggitt plc	195,478
1,077	Mtu Aero Engines AG	101,269
12,760	QinetiQ Group plc	44,985
17,470	Rolls-Royce Holdings plc	239,083
2,744	Saab AB^	67,037
1,274	Safran SA	86,255
21,867	Senior plc	98,422
17,700	Singapore Technologies Engineering, Ltd.	43,338
1,426	Thales SA	86,257
2,264	Ultra Electronics Holdings plc	62,977
5,412	Zodiac Aerospace	176,106

		2,212,454

Air Freight & Logistics (0.3%):
9,986	Bollore	53,261
1,363	BPOST SA	37,480
7,375	Deutsche Post AG	215,422
3,829	Mainfreight, Ltd.	40,800
214	Norbert Dentressangle SA	51,912
1,146	Oesterreichische Post AG	52,698
354	Panalpina Welttransport Holdings	44,641
15,641	PostNL NV*	69,775
22,984	Royal Mail plc	185,672
33,900	Singapore Post, Ltd.	47,709
2,700	Yamato Holdings Co., Ltd.	52,095

		851,465

Airlines (0.2%):
4,229	Air France-KLM*	29,684
26,921	Air New Zealand, Ltd.	46,484
40,000	Cathay Pacific Airways, Ltd.	98,281
4,597	Deutsche Lufthansa AG, Registered Shares*	59,249
2,130	easyJet plc	51,685
13,156	International Consolidated Airlines Group SA*	102,159
30,556	Qantas Airways, Ltd.*	74,122
6,500	Singapore Airlines, Ltd.	51,838

		513,502

Auto Components (2.4%):
6,300	Aisin Sieki Co., Ltd.	267,740
167	Autoneum Holding AG	33,005
910	Brembo SpA	38,786
4,500	Bridgestone Corp.	166,354
10,000	Calsonic Kansei Corp.	71,040
2,467	CIE Automotive SA	40,085
6,152	Compagnie Generale des Establissements Michelin SCA, Class B	645,742
485	Continental AG	114,709
4,100	Denso Corp.	204,075

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,800	Eagle Industry Co., Ltd.	$41,847
1,724	ElringKlinger AG	46,336
1,700	Exedy Corp.	42,430
2,283	Faurecia	93,800
70,607	GKN plc	370,653
874	Grammer AG	28,999
2,500	Keihin Corp.	35,760
1,600	Koito Manufacturing Co., Ltd.	62,366
11,000	KYB Co., Ltd.	38,212
1,768	Leoni AG	111,564
919	Linamar Corp.	59,697
2,972	Magna International, Inc., ADR	166,700
2,966	Martinrea International, Inc.	31,707
2,000	Mitsuba Corp.	52,464
517	Montupet	37,248
35,000	Nexteer Automotive Group, Ltd.	36,248
2,300	NGK Spark Plug Co., Ltd.	63,648
7,300	NHK SPRING Co., Ltd.	80,310
1,800	Nifco, Inc./Japan	78,054
2,900	Nissan Shatai Co., Ltd.	39,596
2,500	Nissin Kogyo Co., Ltd.	41,267
1,400	NOK Corp.	43,392
7,019	Nokian Renkaat OYJ	219,845
2,024	Plastic Omnium SA	51,539
2,184	Saf-Holland SA	33,697
8,000	Sanden Holdings Corp.	37,239
2,500	Stanley Electric Co., Ltd.	52,210
17,200	Sumitomo Electric Industries, Ltd.	266,462
5,700	Sumitomo Rubber Industries, Ltd.	88,178
6,500	The Yokohama Rubber Co., Ltd.	130,469
2,500	Tokai Rika Co., Ltd.	62,304
2,500	Topre Corp.	45,116
4,600	Toyo Tire & Rubber Co., Ltd.	97,025
3,200	Toyoda Gosei Co., Ltd.	76,945
3,500	Toyota Boshoku Corp.	59,328
1,500	TPR Co., Ltd.	45,068
2,400	TS Tech Co., Ltd.	64,186
2,000	Unipres Corp.	41,787
767	Valeo SA	121,233
82,000	Xinyi Glass Holdings, Ltd.	43,776

		4,720,241

Automobiles (3.8%):
5,703	Bayerische Motoren Werke AG (BMW)	623,871
6,300	Daihatsu Motor Co., Ltd.	89,667
13,547	Daimler AG, Registered Shares	1,232,317
2,700	Fuji Heavy Industries, Ltd.	99,185
21,900	Honda Motor Co., Ltd.	708,062
8,600	Isuzu Motors, Ltd.	112,862
17,300	Mazda Motor Corp.	340,438
20,100	Mitsubishi Motors Corp.	171,067
39,800	Nissan Motor Co., Ltd.	413,471
10,721	PSA Peugeot Citroen SA*	219,993
2,159	Renault SA	225,450
5,000	Suzuki Motor Corp.	168,790

Continued

2

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
36,500	Toyota Motor Corp.	$2,441,464
557	Volkswagen AG	128,839
3,300	Yamaha Motor Co., Ltd.	72,124

		7,047,600

Banks (11.4%):
14,000	77th Bank	85,402
12,000	Aomori Bank, Ltd. (The)	39,596
12,000	Aozora Bank, Ltd.	45,197
21,355	Australia & New Zealand Banking Group, Ltd.	529,063
12,000	Awa Bank, Ltd. (The)	76,427
23,992	Banca Popolare dell’Emilia Romarna	213,714
205,446	Banca Popolare di Milano SCARL(BPML)	216,399
22,808	Banca Popolare di Sondrio SCARL	111,139
44,153	Banco Bilbao Vizcaya Argentaria SA	434,273
58,334	Banco de Sabadell SA (a)	140,694
12,627	Banco Popolare SC*	207,459
14,040	Banco Popular Espanol SA	68,301
104,491	Banco Santander SA	729,334
15,108	Bank Hapoalim BM	81,408
18,886	Bank Leumi Le*	79,905
23,843	Bank of East Asia, Ltd. (The)	104,252
1,217	Bank of Georgia Holdings	37,271
900	Bank of Iwate, Ltd. (The)	40,503
6,000	Bank of Kyoto, Ltd. (The)	68,757
5,014	Bank of Montreal	297,230
9,000	Bank of Nagoya, Ltd. (The)	35,191
9,926	Bank of Nova Scotia	512,479
1,100	Bank of Okinawa, Ltd. (The)	46,999
11,648	Bank of Queensland, Ltd.	113,946
15,000	Bank of Yokohama, Ltd. (The)	91,920
26,561	Bankia SA*	33,779
20,189	Bankinter SA	149,658
145	Banque Cantonale Vaudoise, Registered Shares	89,839
22,878	Barclays, ADR	376,114
14,491	Bendigo & Adelaide Bank, Ltd.	136,908
206	Berner Kantonalbank AG	40,987
11,251	BNP Paribas SA	678,268
51,542	BOC Hong Kong Holdings, Ltd.	214,335
1,553	Canadian Imperial Bank of Commerce	114,487
2,853	Canadian Western Bank	65,728
11,000	Chiba Bank, Ltd. (The)	83,793
5,500	Chugoku Bank, Ltd. (The)	86,717
25,000	Chuo Mitsui Trust Holdings, Inc.	114,401
13,092	Commerzbank AG*	167,269
8,496	Commonwealth Bank of Australia	553,742
7,683	Credit Agricole SA	114,128
4,185	Credito Emiliano SpA	34,464
55,201	Credito Valtellinese SC*	73,146
7,501	Criteria Caixacorp SA	34,861
19,600	Dah Sing Banking Group, Ltd.	42,822
6,800	Dah Sing Financial Holdings, Ltd.	44,548
17,000	Daishi Bank, Ltd. (The)	71,779
4,394	Danske Bank A/S	129,479
6,700	DBS Group Holdings, Ltd.	102,831

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,214	DnB NOR ASA	$53,571
3,122	Erste Group Bank AG*	88,590
2,598	First International Bank of IS	37,040
13,000	Fukuoka Financial Group, Inc.	67,381
15,000	Gunma Bank, Ltd. (The)	110,725
8,000	Hachijuni Bank, Ltd. (The)	60,354
2,805	Hang Seng Bank, Ltd.	54,818
18,000	Hiroshima Bank, Ltd. (The)	107,540
15,000	Hokkoku Bank, Ltd. (The)	55,002
43,000	Hokuhoku Financial Group, Inc.	101,460
7,538	HSBC Holdings plc, ADR	337,778
13,000	Hyakugo Bank, Ltd. (The)	64,430
13,000	Hyakujushi Bank, Ltd. (The)	46,494
31,687	ING Groep NV	525,357
72,699	Intesa Sanpaolo SpA	263,233
33,767	Isreal Discount Bank*	64,827
3,400	Iyo Bank, Ltd. (The)	41,746
11,000	Joyo Bank, Ltd. (The)	61,611
17,000	Juroku Bank, Ltd. (The)	69,542
2,247	Jyske Bank A/S*	112,867
9,000	Kagoshima Bank, Ltd. (The)	65,048
3,747	KBC Groep NV	250,116
13,000	Keiyo Bank, Ltd. (The)	68,352
3,500	Kiyo Bank, Ltd. (The)	53,410
836	Laurentian Bank of Canada	32,227
107,794	Lloyds TSB Group plc, ADR	585,321
95	Luzerner Kantonalbank AG^	35,791
132,600	Mitsubishi UFJ Financial Group, Inc.	948,993
8,000	Miyazaki Bank, Ltd. (The)	29,928
3,289	Mizrahi Tefahot Bank, Ltd.	40,816
305,700	Mizuho Financial Group, Inc.	659,270
1,700	Musashino Bank, Ltd. (The)	67,103
13,000	Nanto Bank, Ltd. (The)	46,496
20,187	National Australia Bank, Ltd.	515,024
4,237	National Bank of Canada	159,193
12,974	Natixis	93,266
25,000	Nishi-Nippon City Bank, Ltd. (The)	72,051
24,822	Nordea Bank AB	309,233
16,100	North Pacific Bank, Ltd.	71,708
15,000	Ogaki Kyoritsu Bank, Ltd. (The)	54,767
19,052	Oversea-Chinese Banking Corp., Ltd.	143,887
2,199	Raiffeisen International Bank-Holding AG*	31,935
29,500	Resona Holdings, Inc.	160,622
169	Ringkjoebing Landbobank A/S	37,543
8,062	Royal Bank of Canada	492,991
6,584	Royal Bank of Scotland, ADR*	72,885
10,200	Senshu Ikeda Holdings, Inc.	46,332
7,100	Seven Bank, Ltd.	32,811
13,000	Shiga Bank, Ltd. (The)	70,085
25,000	Shinsei Bank, Ltd.	50,306
10,000	Shizuoka Bank, Ltd. (The)	104,396
17,110	Skandinaviska Enskilda Banken AB, Class A	218,644
7,945	Societe Generale	370,623
4,365	Spar Nord Bank A/S	48,229

Continued

3

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
121	St. Galler Kantonalbank AG	$44,585
16,538	Standard Chartered plc	264,512
13,500	Sumitomo Mitsui Financial Group, Inc.	599,938
11,115	Svenska Handelsbanken AB, A Shares	162,089
6,472	Swedbank AB, A Shares	150,821
3,167	Sydbank A/S	121,301
12,000	Toho Bank, Ltd. (The)	53,612
7,500	Tomony Holdings, Inc.	34,391
10,079	Toronto-Dominion Bank (The)	428,458
31,027	UBI Banca—Unione di Banche Italiane SCPA	248,562
32,600	UniCredit SpA	218,685
8,100	United Overseas Bank, Ltd.	138,630
404	Valiant Holding AG	39,347
9,809	Westpac Banking Corp.	243,164
8,000	Yamagata Bank, Ltd. (The)	34,953
9,000	Yamaguchi Financial Group, Inc.	112,068
9,000	Yamanashi Chuo Bank, Ltd. (The)	42,555
8	Zuger Kantonalbank AG	37,838

		19,300,219

Beverages (1.4%):
6,139	A.G.Barr plc	59,302
3,231	Anheuser-Busch InBev NV	388,818
2,300	Asahi Breweries, Ltd.	73,111
8,796	Britvic plc	99,274
8,711	C&C Group plc	34,127
1,347	Carlsberg A/S, Class B	122,281
5,367	Coca-Cola Amatil, Ltd.	37,679
2,600	Coca-Cola East Japan Co., Ltd.^	47,989
7,048	Coca-Cola HBC AG	151,260
2,500	Coca-Cola West Co., Ltd.	45,127
2,046	Cott Corp.	20,005
4,973	Davide Campari—Milano SpA	37,803
3,665	Diageo plc, ADR	425,287
1,553	Heineken NV	118,218
2,200	ITO EN, Ltd.	46,146
10,600	Kirin Holdings Co., Ltd.	145,923
495	Pernod Ricard SA	57,260
1,755	Royal Unibrew A/S	60,154
3,597	SABMiller plc	186,451
20,000	Sapporo Breweries, Ltd.	74,333
1,000	Suntory Beverage & Food, Ltd.	40,210
5,700	Takara Holdings, Inc.	44,580
21,206	Treasury Wine Estates, Ltd.	81,037

		2,396,375

Biotechnology (0.2%):
836	Actelion, Ltd., Registered Shares	122,627
831	Bavarian Nordic A/S*^	38,838
1,882	CSL, Ltd.	124,900
495	Genmab A/S*	42,988
1,727	Genus plc	38,677
1,261	Grifols SA	50,927
1,934	Sirtex Medical, Ltd.	42,890

		461,847

Shares		Fair Value
Common Stocks, continued
Building Products (1.0%):
1,800	AICA Kogyo Co., Ltd.	$41,753
22,000	Asahi Glass Co., Ltd.	131,892
3,786	Assa Abloy AB, Class B	71,330
15	Belimo Holding AG, Registered Shares	35,753
11,000	Central Glass Co., Ltd.	46,077
15,660	Compagnie de Saint-Gobain SA	704,656
1,500	Daikin Industries, Ltd.	107,877
371	Geberit AG, Registered Shares	123,908
8,263	Kingspan Group plc	199,285
4,500	Lixil Group Corp.	89,260
1,573	Nibe Industrier AB	42,697
276	Rockwool International A/S	41,502
11,100	Sanwa Holdings Corp.	93,324
44	Schweiter Technologies AG	35,428
3,000	Takara Standard Co., Ltd.	21,236
5,000	TOTO, Ltd.	90,050
2,051	Uponor OYJ	30,887

		1,906,915

Capital Markets (2.4%):
7,367	Aberdeen Asset Management plc	46,710
11,432	Ashmore Group plc	51,893
851	Avanza Bank Holding AB	30,905
3,389	Azimut Holding SpA	99,026
1,975	Banca Generali SpA	69,530
7,356	BHF Kleinwort Benson Group SA*	35,976
16,820	Brewin Dolphin Holdings plc	77,090
2,455	CI Financial Corp.	66,054
5,744	Close Brothers Group plc	138,044
11,004	Credit Suisse Group AG	302,443
15,000	Daiwa Securities Group, Inc.	112,059
4,489	Deutsche Bank AG, Registered Shares	134,805
6,978	Deutsche Bank AG, Registered Shares	210,457
2,513	EFG International AG	35,625
7,427	GAM Holding AG	156,077
4,000	Guoco Group, Ltd.	48,220
5,422	Hargreaves Lansdown plc	98,134
30,449	Henderson Group plc	124,614
25,228	ICAP plc	209,678
1,056	IGM Financial, Inc.	33,638
18,343	Investec plc	164,700
4,534	IOOF Holdings, Ltd.	31,274
3,026	Julius Baer Group, Ltd.	170,043
11,382	Jupiter Fund Management plc	79,601
3,369	Macquarie Group, Ltd.	211,636
2,210	Magellan Financial Group, Ltd.	29,632
63,933	Man Group plc	157,534
21,715	Mediobanca SpA	212,598
25,400	Nomura Holdings, Inc.	171,221
172	Partners Group Holding AG	51,372
1,109	Perpetual, Ltd.	41,075
5,913	Platinum Asset Management, Ltd.	33,923
9,785	Ratos AB, B Shares	63,115
8,000	SBI Holdings, Inc.	110,095
983	Schroders plc	49,009

Continued

4

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
38,000	Sun Hung Kai Properties, Ltd.	$34,107
7,500	Tokai Tokyo Financial Holdings, Inc.	54,549
14,284	Tullett Prebon plc	82,455
3,019	UBS Group AG	64,003
21,887	UBS Group AG	464,197
1,234	Vontobel Holding AG	57,220

		4,414,337

Chemicals (4.9%):
3,000	Adeka Corp.	41,631
705	Agrium, Inc.	74,695
2,015	Air Liquide SA	254,561
8,000	Air Water, Inc.	146,026
4,623	AkzoNobel NV	337,742
13,136	Alent plc	76,050
2,433	Arkema, Inc.	175,283
19,000	Asahi Kasei Corp.	155,661
6,435	BASF SE	565,418
1,529	Christian Hansen Holding A/S	74,764
15,093	Clariant AG	309,021
2,901	Croda International plc	125,343
7,400	Daicel Chemical Industries, Ltd.	94,992
41,000	Dainippon Ink & Chemicals, Inc.	102,429
21,000	Denki Kagaku Kogyo Kabushiki Kaisha	93,306
11,715	Duluxgroup, Ltd.	51,361
88	Ems-Chemie Holding AG	37,106
8,260	Essentra plc	128,668
905	Frutarom Industries, Ltd.	37,978
1,212	Fuchs Petrolub SE	51,173
78	Givaudan SA, Registered Shares	135,208
4,570	Hexpol AB	47,082
2,000	Hitachi Chemical Co., Ltd.	36,041
53,574	Incitec Pivot, Ltd.	158,101
5,044	Israel Chemicals, Ltd.	35,261
2,505	Johnson Matthey plc	119,557
3,100	JSR Corp.	54,700
6,047	K+S AG, Registered Shares	254,623
12,000	Kaneka Corp.	88,471
2,000	Kansai Paint Co., Ltd.	30,978
5,351	Kemira OYJ^	60,902
1,998	Koninklijke DSM NV	116,136
1,518	Koninklijke Ten Cate NV	31,278
5,700	Kuraray Co., Ltd.	69,679
3,857	Lanxess AG	227,341
1,595	Linde AG	301,974
1,700	Lintec Corp.	38,830
1,559	Methanex Corp.	86,774
49,400	Mitsubishi Chemical Holdings Corp.	309,857
15,000	Mitsubishi Gas Chemical Co., Inc.	83,968
34,000	Mitsui Chemicals, Inc.	126,082
3,600	Nihon Parkerizing Co., Ltd.	36,535
8,000	Nippon Kayaku Co., Ltd.	86,242
6,000	Nippon Shokubai Co., Ltd.	82,044
8,000	Nippon Soda Co., Ltd.	51,413
2,300	Nissan Chemical Industries, Ltd.	50,760

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,100	Nitto Denko Corp.	$172,475
7,000	NOF Corp.	56,195
3,112	Novozymes A/S, B Shares	148,251
7,758	Nufarm, Ltd./Australia	43,082
13,729	Orica, Ltd.	224,975
4,755	Potash Corp. of Saskatchewan, Inc.	147,262
2,500	Shin-Etsu Chemical Co., Ltd.	155,085
60,000	Showa Denko K.K.	79,361
1,083	Solvay SA	148,841
11,000	Sumitomo Bakelite Co., Ltd.	49,790
68,000	Sumitomo Chemical Co., Ltd.	408,507
1,299	Symrise AG	80,585
1,106	Syngenta AG, Registered Shares	453,337
16,458	Synthomer plc	80,566
2,900	Taiyo Nippon Sanso Corp.	35,074
48,000	Teijin, Ltd.	186,163
1,223	Tessenderlo Chemie NV*	47,079
6,500	Toagosei Co., Ltd.	54,189
12,000	Tokai Carbon Co., Ltd.	37,628
11,000	Toray Industries, Inc.	92,887
27,000	Tosoh Corp.	167,502
11,000	Toyo Ink SC Holdings Co., Ltd.	44,107
46,000	Toyobo Co., Ltd.	73,267
52,000	Ube Industries, Ltd.	98,083
3,768	Umicore	178,551
3,818	Victrex plc	115,586
597	Wacker Chemie AG^	61,625
678	Yara International ASA	35,389
10,000	Zeon Corp.	92,298

		9,220,785

Commercial Services & Supplies (1.6%):
9,046	Aggreko plc	204,333
8,204	Babcock International Group plc	139,066
9,741	Berendsen plc	155,785
2,530	Bilfinger Se	95,674
1,670	Black Diamond Group, Ltd.	23,416
14,490	Brambles, Ltd.	117,832
3,615	Caverion Corp.	35,966
10,000	Dai Nippon Printing Co., Ltd.	103,246
4,203	De La Rue plc	34,638
19,612	Downer EDI, Ltd.	71,865
4,009	Edenred	99,033
54,731	G4S plc	230,773
1,369	Gategroup Holding AG	43,142
15,678	HomeServe plc	105,939
2,747	Intrum Justitia AB	83,163
81	Kaba Holding AG	48,206
3,900	Kokuyo Co., Ltd.	33,571
2,256	Lassila & Tikanoja OYJ	38,783
3,541	Loomis AB	99,377
5,449	Mears Group plc	35,965
7,616	Mineral Resources, Ltd.	38,327
15,147	Mitie Group plc	74,874
2,100	Nissha Printing	35,859

Continued

5

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,100	Park24 Co., Ltd.	$35,955
2,696	Paypoint plc	41,953
1,400	Pilot Corp.	54,929
4,268	Progressive Waste Solutions, Ltd.	114,596
7,569	Prosegur Compania de Seguridad SA	41,590
34,804	Regus plc	142,700
58,477	Rentokil Initial plc	136,059
9,539	RPS Group plc	33,751
1,000	SECOM Co., Ltd.	64,875
9,943	Securitas AB, B Shares	131,430
22,019	Shanks Group plc	35,171
468	Societe BIC SA	74,691
2,900	Toppan Forms Co., Ltd.	39,929
10,000	Toppan Printing Co., Ltd.	83,611
3,070	Transcontinental, Inc.	37,834
71,156	Transpacific Industries Group	42,008

		3,059,915

Communications Equipment (0.2%):
2,052	Ascom Holding AG	36,101
4,000	Hitachi Kokusai Electric, Inc.	60,793
3,860	Mitel Networks Corp.*	34,248
21,948	Nokia Oyj	148,689
26,263	Spirent Communications plc	37,357
17,805	Telefonaktiebolaget LM Ericsson, B Shares	184,404
3,500	VTech Holdings, Ltd.	46,460

		548,052

Construction & Engineering (1.9%):
10,450	Abengoa SA	32,891
1,771	ACS, Actividades de Construccion y Servicios SA	57,135
3,353	Aecon Group, Inc.	34,233
3,006	Arcadis NV	82,601
4,202	Astaldi SpA	38,969
838	Badger Daylighting, Ltd.	17,575
30,922	Balfour Beatty plc	117,513
4,715	Bouygues SA	175,860
7,304	Carillion plc	39,267
337	CIE d’Entreprises CFE SA	41,867
2,966	Cimic Group, Ltd.	49,462
3,800	ComSys Holdings Corp.	56,553
2,232	Eiffage SA	124,053
2,028	Ferrovial SA	44,084
2,220	FLSmidth & Co. A/S	107,124
3,001	Fomento de Construcciones y Contratas SA*	30,509
3,623	Galliford Try plc	98,938
9,600	Hazama Ando Corp.	51,970
1,132	Hochtief AG	87,662
706	Implenia AG	39,466
4,047	Interserve plc	41,942
5,000	JGC Corp.	94,377
11,000	Kajima Corp.	51,650
6,000	Kandenko Co., Ltd.	37,577
3,320	Keller Group plc	53,329
6,038	Kier Group plc	134,983

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
6,000	Kinden Corp.	$79,817
13,092	Koninklijke BAM Groep NV*	55,249
1,313	Koninklijke Boskalis Westminster NV	64,448
13,000	Kumagai Gumi Co., Ltd.	38,352
3,300	Kyowa Exeo Corp.	38,407
5,000	Maeda Corp.	34,632
3,000	Maeda Road Construction Co., Ltd.	55,349
3,300	Mirait Holdings Corp.	38,436
5,275	Monadelphous Group, Ltd.	38,040
2,759	NCC AB	84,190
3,000	Nippo Corp.	51,374
15,000	Nishimatsu Construction Co., Ltd.	56,239
9,000	Obayashi Corp.	65,626
1,621	Obrascon Huarte Lain SA	27,645
10,000	Okumura Corp.	51,038
5,593	Outotec OYJ^	36,054
9,343	Peab AB	69,067
9,700	Penta-Ocean Construction Co., Ltd.	40,172
8,050	Sacyr SA*	30,562
12,041	Salini Impregilo SpA	55,031
8,000	Shimizu Corp.	67,354
4,999	Skanska AB, Class B	101,363
5,048	SNC-Lavalin Group, Inc.	169,615
25,700	Sumitomo Mitsui Construction	33,535
8,000	TAISEI Corp.	45,922
11,000	Toda Corp.	50,441
7,100	United Engineers, Ltd.	12,972
3,316	Vinci SA	191,548
2,228	WSP Global, Inc.	70,133
5,431	YIT OYJ	38,774

		3,532,975

Construction Materials (1.0%):
20,647	Adelaide Brighton, Ltd.	68,230
25,027	Boral, Ltd.	112,354
3,157	Brickworks, Ltd.	33,604
4,153	Buzzi Unicem SpA	59,047
6,949	CRH plc, ADR	195,335
22,791	CSR, Ltd.	64,379
12,804	Fletcher Building, Ltd.	70,567
1,996	HeidelbergCement AG	158,230
3,414	Holcim, Ltd., Registered Shares	252,451
1,121	Imerys SA	85,755
9,660	Italcementi SpA^	63,748
7,436	James Hardie Industries SE	99,232
2,626	Lafarge SA	173,698
20,000	Sumitomo Osaka Cement Co., Ltd.	73,974
40,000	Taiheiyo Cement Corp.	116,954
767	Vicat	52,539

		1,680,097

Consumer Finance (0.0%):
2,700	Hitachi Capital Corp.	71,346

Containers & Packaging (0.6%):
11,159	Amcor, Ltd.	117,885
5,621	Billerudkorsnas AB	88,398

Continued

6

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
356	CCL Industries, Inc.	$43,673
42,670	DS Smith plc	258,596
1,400	FP Corp.	50,942
1,100	Fuji Seal International, Inc.	32,433
2,623	Huhtamaki OYJ	81,043
2,589	Intertape Polymer Group, Inc.	38,810
314	Mayr Melnhof Karton AG	35,472
11,000	Rengo Co., Ltd.	45,759
12,016	RPC Group plc	126,043
10,558	Smurfit Kappa Group plc	290,209
5,600	Toyo Seikan Kaisha, Ltd.	89,690
120	Vidrala SA	5,915

		1,304,868

Distributors (0.1%):
2,000	Canon Marketing Japan, Inc.	34,001
1,179	D’ieteren SA/NV	42,164
8,231	Inchcape plc	104,732
370	Uni-Select, Inc.	13,943

		194,840

Diversified Consumer Services (0.0%):
2,500	Benesse Holdings, Inc.	62,558
1,861	Dignity plc	62,564
3,169	EnerCare, Inc.	33,751
3,457	InvoCare, Ltd.	32,081
13,423	Slater & Gordon, Ltd.	36,801

		227,755

Diversified Financial Services (0.7%):
1,242	Ackermans & Van Haaren NV^	176,651
1,083	ASX, Ltd.	33,219
2,585	Bolsas y Mercados Espanoles	104,421
2,300	Century Tokyo Leasing Corp.	74,197
1,634	Deutsche Boerse AG	135,229
122,000	First Pacific Co., Ltd.	102,803
4,909	Hong Kong Exchanges & Clearing, Ltd.	173,010
16,331	IG Group Holdings plc	191,317
2,700	Japan Exchange Group, Inc.	87,588
3,928	London Stock Exchange Group plc	146,511
772	Onex Corp.	42,723
9,000	Singapore Exchange, Ltd.	52,150
1,125	TMX Group, Ltd.	47,881

		1,367,700

Diversified Telecommunication Services (2.4%):
974	BCE, Inc.	41,395
5,708	Belgacom SA	201,283
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	34,605
29,763	BT Group plc	210,750
174,601	Cable & Wireless Communications plc	182,865
18,127	Chorus, Ltd.*	35,596
94,000	CITIC Telecom International Holdings, Ltd.	43,636
18,263	Colt Group SA*	54,305
21,752	Deutsche Telekom AG, Registered Shares	374,418
4,973	Elisa OYJ	157,460

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
31,120	France Telecom SA	$481,454
88,000	Hutchison Telecommunications Holdings, Ltd.	36,553
271	Iliad SA	59,943
16,506	Inmarsat plc	237,110
25,274	KCOM Group plc	37,109
53,529	Koninklijke (Royal) KPN NV	205,412
4,648	M2 Group, Ltd.	38,182
1,947	Manitoba Telecom Services, Inc.	43,514
3,000	Nippon Telegraph & Telephone Corp.	108,589
149,553	PCCW, Ltd.	89,095
37,800	Singapore Telecommunications, Ltd.	117,554
230	Swisscom AG, Registered Shares	128,855
18,712	Talktalk Telecom Group plc	112,561
28,144	TDC A/S	206,182
61,847	Telecom Corp. of New Zealand, Ltd.	117,016
348,838	Telecom Italia SpA*	442,439
8,067	Telefonica Deutschland Holding AG	46,579
19,104	Telefonica SA	272,225
3,069	Telenor ASA	67,343
43,030	TeliaSonera AB	253,272
17,092	Telstra Corp., Ltd.	80,526
5,346	TPG Telecom, Ltd.	36,913

		4,554,739

Electric Utilities (1.3%):
1,357	Acciona SA*	102,359
30,714	AusNet Services	33,020
4,909	Cheung Kong Infrastructure Holdings, Ltd.	38,097
4,700	Chubu Electric Power Co., Inc.	70,038
2,800	Chugoku Electric Power Co., Inc. (The)	40,806
8,064	CLP Holdings, Ltd.	68,759
16,344	Contact Energy, Ltd.	55,475
3,575	Electricite de France	79,673
1,039	Elia System Operator SA/NV	42,022
25,102	Enel SpA	113,476
1,542	Fortis, Inc.	43,316
4,466	Fortum OYJ	79,453
53,000	HK Electric Investments, Ltd.	36,282
4,200	Hokkaido Electric Power Co., Inc.*	47,842
3,200	Hokuriku Electric Power Co.	47,632
5,961	Hongkong Electric Holdings, Ltd.	54,305
92,432	Iberdrola SA	624,285
17,287	Infratil, Ltd.	36,943
5,100	Kansai Electric Power Co., Inc. (The)*	56,379
3,800	Kyushu Electric Power Co., Inc.*	44,006
1,090	Red Electrica Corporacion SA	87,539
6,899	Scottish & Southern Energy plc	166,729
3,300	Shikoku Electric Power Co., Inc.	49,339
39,538	Spark Infrastructure Group	59,342
7,844	Terna SpA	34,627
3,400	Tohoku Electric Power Co., Inc.	45,991
10,200	Tokyo Electric Power Co., Inc. (The)*	55,555

		2,213,290

Continued

7

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (1.4%):
35,816	ABB, Ltd.	$750,698
22,000	Fuji Electric Holdings Co., Ltd.	94,555
34,000	Furukawa Electric Co., Ltd. (The)	60,533
11,535	Gamesa Corporacion Tecnologica SA*	181,453
18,000	GS Yuasa Corp.	70,909
784	Huber & Suhner AG	34,390
19,000	Johnson Electric Holdings, Ltd.	60,880
2,352	Legrand SA	131,931
13,000	Mitsubishi Electric Corp.	167,602
1,508	Nexans SA*	56,458
1,000	Nidec Corp.	75,016
2,914	OSRAM Licht AG	139,470
7,024	Prysmian SpA	151,581
1,104	Saft Groupe SA	43,062
4,489	Schneider Electric SA	309,569
2,158	TKH Group NV	90,322
3,600	Ushio, Inc.	46,862
3,491	Vestas Wind Systems A/S	174,773

		2,640,064

Electronic Equipment, Instruments & Components (1.6%):
1,900	ALPS Electric Co., Ltd.	58,526
2,900	Amano Corp.	37,882
5,400	Anritsu Corp.	36,427
2,100	Azbil Corp.	54,283
564	Barco NV	36,112
393	Celestica, Inc.*	4,576
9,300	Citizen Holdings Co., Ltd.	64,857
28,281	Electrocomponents plc	93,959
100,000	FIH Mobile, Ltd.^	60,358
17,236	Halma plc	206,564
1,951	Hexagon AB, B Shares	70,671
2,400	Hitachi High-Technologies Corp.	67,904
80,000	Hitachi, Ltd.	527,005
1,600	Horiba, Ltd.	65,051
4,900	IBIDEN Co., Ltd.	83,120
929	Ingenico Group	109,304
1,000	Japan Aviation Electronics Industry, Ltd.	27,165
100	Keyence Corp.	53,923
2,000	Kyocera Corp.	103,937
12,062	Laird plc	69,626
900	Murata Manufacturing Co., Ltd.	156,937
15,000	Nippon Electric Glass Co., Ltd.	75,869
28,000	OKI Electric Industry Co., Ltd.	58,727
2,600	Omron Corp.	112,940
2,587	Oxford Instruments plc	39,372
13,225	Premier Farnell plc	35,894
1,690	Renishaw plc	60,784
1,700	Ryosan Co., Ltd.	44,696
6,000	Shimadzu Corp.	81,381
3,338	Spectris plc	110,561
5,400	Taiyo Yuden Co., Ltd.	75,726
2,200	TDK Corp.	169,355
1,800	Topcon Corp.	43,771
7,500	Venture Corp., Ltd.	42,984

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,000	Yaskawa Electric Corp.	$51,112
4,000	Yokogawa Electric Corp.	51,401

		3,042,760

Energy Equipment & Services (0.9%):
7,749	AMEC plc	99,440
1,801	Calfrac Well Services, Ltd.	11,119
6,691	Canadian Energy Services & Technology Corp.	38,577
4,849	Compagnie Generale de Geophysique-Veritas*	27,141
2,944	Enerflex, Ltd.	31,826
3,107	Ensign Energy Services, Inc.	30,453
82,100	Ezion Holdings, Ltd.	62,184
4,058	Fugro NV*	88,808
3,904	Hunting plc	37,452
14,009	John Wood Group plc	141,747
3,607	Mullen Group, Ltd.	58,952
1,946	Pason Systems, Inc.	34,797
6,044	Petrofac, Ltd.	87,950
10,172	Petroleum Geo-Services ASA	54,697
10,988	Precision Drilling Corp.	73,910
11,173	Prosafe SE	38,748
10,331	Saipem SpA*	109,212
4,571	SBM Offshore NV*	54,220
530	Schoeller-Blackman Oilfield Equipment AG	32,022
5,099	Seadrill, Ltd.	53,045
1,191	ShawCor, Ltd.	34,896
3,500	Subsea 7 SA*	34,242
1,995	Technip-Coflexip SA	123,554
785	Tecnicas Reunidas SA	40,395
2,233	Tenaris SA	30,138
1,555	TGS NOPEC Geophysical Co. ASA	36,315
4,080	Trican Well Service, Inc.	13,559
4,122	Trinidad Drilling, Ltd.	13,335
9,498	WorleyParsons, Ltd.	75,704

		1,568,438

Food & Staples Retailing (2.6%):
24,500	Aeon Co., Ltd.	347,576
1,435	Alimentation Couche-Tard, Inc.	61,397
1,309	Amsterdam Commodities NV	33,094
1,700	Arcs Co., Ltd.	37,041
1,200	Axial Retailing, Inc.	33,763
17,428	Booker Group plc	46,173
8,320	Carrefour SA^	266,129
813	Casino Guichard-Perrachon SA	61,534
4,130	Colruyt SA	184,763
300	Cosmos Pharmaceutical Corp.	40,633
4,670	Delhaize Group	385,209
12,838	Distribuidora Internacional de Alimentacion SA	98,268
445	Empire Co., Ltd., Class A	31,347
1,100	FamilyMart Co., Ltd.	50,536
6,172	Greggs plc	114,835
1,600	Heiwado Co., Ltd.	39,672
973	ICA Gruppen AB	34,518
43,979	J Sainsbury plc	183,241
819	Jean Coutu Group, Inc.	15,215

Continued

8

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
932	Kesko OYJ, A Shares	$30,626
3,359	Kesko OYJ, B Shares	117,059
12,531	Koninklijke Ahold NV	235,612
900	LAWSON, Inc.	61,572
1,111	Loblaw Companies, Ltd.	56,119
1,500	Matsumotokiyoshi Holdings Co., Ltd.	69,191
33,179	Metcash, Ltd.	28,254
5,582	Metro AG	175,945
1,658	Metro, Inc.	44,504
201	North West Co., Inc. (The)	3,985
947	Rallye SA	28,484
4,300	Seven & I Holdings Co., Ltd.	184,673
1,668	Sligro Food Group NV	60,241
900	Sundrug Co., Ltd.	53,442
116,876	Tesco plc	390,014
800	Tsuruha Holdings, Inc.	62,256
2,200	Valor Co., Ltd.	54,966
5,821	Wesfarmers, Ltd.	174,457
1,644	Weston (George), Ltd.	129,159
73,884	William Morrison Supermarkets plc	209,704
11,834	Woolworths, Ltd.^	244,843

		4,480,050

Food Products (2.6%):
823	AAK AB	48,733
3,000	Ajinomoto Co., Inc.	64,943
535	Aryzta AG	26,400
1,293	Associated British Foods plc	58,403
68	Barry Callebaut AG, Registered Shares	77,353
1,100	Calbee, Inc.	46,248
11,579	Cloetta AB*	35,073
2,347	Corbion NV	46,521
1,614	Cranswick plc	40,504
7,971	Dairy Crest Group plc	66,655
3,437	Danone SA	222,015
10,087	Devro plc	47,996
3,737	Ebro Foods SA	72,287
111	Emmi AG	35,703
16,300	First Resources, Ltd.	24,695
2,500	Fuji Oil Co., Ltd./Osaka	44,122
3,495	Glanbia plc	68,657
108,900	Golden Agri-Resources, Ltd.	33,142
8,318	GrainCorp, Ltd.	54,526
19,304	Greencore Group plc	95,174
2,100	House Foods Group, Inc.^	39,934
1	Lindt & Spruengli AG, Registered Shares	62,484
3,564	Maple Leaf Foods, Inc.	67,610
4,006	Marine Harvest	45,900
800	Meiji Holdings Co., Ltd.	103,203
11,000	Morinaga Milk Industry Co., Ltd.	40,279
26,398	Nestle SA, Registered Shares	1,908,705
15,000	Nichirei Corp.	104,175
4,000	Nippon Meat Packers, Inc.	91,065
13,500	Nippon Suisan Kaisha, Ltd.	38,592
6,600	Nisshin Seifun Group, Inc.	87,735

Shares		Fair Value
Common Stocks, continued
Food Products, continued
4,531	Orkla ASA, Class A	$35,603
1,700	Petra Foods, Ltd.	4,413
1,601	Saputo, Inc.	38,730
2,649	Suedzucker AG	44,056
17,940	Tate & Lyle plc	146,346
7,963	Unilever NV, NYS	333,172
6,052	Unilever plc, ADR	259,994
432	Vilmorin & CIE SA	36,296
1,207	Viscofan SA	73,174
30,000	Vitasoy International Holdings, Ltd.	51,114
15,600	Wilmar International, Ltd.	37,959
600	Yakult Honsha Co., Ltd.	35,480
2,000	Yamazaki Baking Co., Ltd.^	33,282

		4,928,451

Gas Utilities (0.2%):
7,536	APA Group	47,528
6,219	Enagas	169,490
1,852	Gas Natural SDG SA	42,088
26,998	Hong Kong & China Gas Co., Ltd.	56,612
15,000	Osaka Gas Co., Ltd.	59,201
1,103	Rubis SA	75,503
15,848	Snam Rete Gas SpA	75,299
4,316	Superior Plus Corp.	43,409
10,000	Toho Gas Co., Ltd.	59,207
11,000	Tokyo Gas Co., Ltd.	58,370

		686,707

Health Care Equipment & Supplies (1.0%):
2,394	Ansell, Ltd.	44,321
700	Asahi Intecc Co., Ltd.	47,965
689	bioMerieux	73,368
37,600	Biosensors International Group*	22,738
1,396	Carl Zeiss Meditec AG	35,666
1,072	Cochlear, Ltd.	65,964
586	Coloplast A/S, Class B	38,538
804	DiaSorin SpA	36,702
297	Draegerwerk AG & Co. KGaA	31,806
11,631	Elekta AB, B Shares	72,975
1,726	Essilor International SA Compagnie Generale d’Optique	205,654
13,820	Fisher & Paykel Healthcare Corp., Ltd.	64,139
5,613	Getinge AB, B Shares	135,092
4,359	GN Store Nord A/S	90,091
2,000	HOYA Corp.	80,098
6,000	JEOL, Ltd.	27,152
1,500	Nihon Kohden Corp.	37,117
4,000	Nikkiso Co., Ltd.	41,948
6,500	Nipro Corp.	66,413
1,300	Olympus Co., Ltd.	44,826
298	Sartorius AG	55,377
146	Sartorius Stedim Biotech SA	40,337
253	Sonova Holding AG, Registered Shares	34,256
268	Straumann Holding AG, Registered Shares	73,477
1,700	Sysmex Corp.	101,206
2,400	TeruFood Productsmo Corp.	57,704

Continued

9

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
661	William Demant Holding A/S*	$50,373

		1,675,303

Health Care Providers & Services (0.5%):
5,500	Alfresa Holdings Corp.	85,496
4,556	Ebos Group, Ltd.	31,627
1,153	Fagron	47,580
1,646	Fresenius Medical Care AG & Co., KGaA	135,801
2,229	Fresenius SE & Co. KGaA	143,478
1,779	Korian-Medica*	59,102
1,404	Medical Facilities Corp.	17,033
4,200	Medipal Holdings Corp.	68,359
1,900	Miraca Holdings, Inc.	94,682
22,099	Primary Health Care, Ltd.	85,393
1,233	Ramsay Health Care, Ltd.	58,382
1,312	Rhoen-Klinikum AG	35,184
2,200	Ship Healthcare Holdings, Inc.	45,458
53,793	Sigma Pharmaceuticals, Ltd.	31,689
2,235	Sonic Healthcare, Ltd.	36,823
2,500	Suzuken Co., Ltd.	79,896
2,700	Toho Holdings Co., Ltd.	62,076
5,813	UDG Healthcare plc	44,670

		1,162,729

Health Care Technology (0.0%):
14,160	AGFA-Gevaert NV*	39,446
2,100	M3, Inc.	42,182

		81,628

Hotels, Restaurants & Leisure (1.9%):
2,718	Accor SA	137,456
3,700	Accordia Golf Co., Ltd.	34,938
21,328	Ardent Leisure Group	35,684
8,600	Aristocrat Leisure, Ltd.	50,343
4,254	Autogrill SpA*	35,574
2,390	Betfair Group plc	90,241
28,445	Bwin.Party Digital Entertainment plc	43,803
14,000	Cafe de Coral Holdings, Ltd.	50,561
1,098	Carnival plc, ADR	56,305
7,672	Compass Group plc	127,064
1,951	Domino’s Pizza Enterprises, Ltd.	53,270
5,749	Domino’s Pizza Group plc	70,112
25,381	Echo Entertainment Group, Ltd.	84,924
20,405	Enterprise Inns plc*	39,724
1,133	Flight Centre, Ltd.	29,763
12,010	Galaxy Entertainment Group, Ltd.	47,838
48,300	Genting Singapore plc	32,078
1,257	Great Canadian Gaming Corp.*	24,168
8,500	Greene King plc	112,669
1,100	HIS Co., Ltd.	37,449
31,000	Hongkong & Shanghai Hotels (The)	42,953
1,796	InterContinental Hotels, ADR	72,666
3,056	J D Wetherspoon plc	37,819
186,000	Kingston Financial Group, Ltd.*	82,738
169	Kuoni Reisen Holding^	43,941
23,554	Ladbrokes plc	47,982

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
21,786	Marston’s plc	$54,977
20,912	Merlin Entertainments plc	140,200
6,833	Millennium & Copthorne Hotels	61,584
9,215	Mitchells & Butlers plc*	65,994
78,000	NagaCorp, Ltd.	57,570
900	Oriental Land Co., Ltd.	57,434
1,472	Paddy Power plc	126,248
12,439	Rank Group plc	43,076
1,500	Resorttrust, Inc.	36,443
12,657	Restaurant Group plc (The)	138,325
1,200	Saint Marc Holdings Co., Ltd.	39,496
11,220	Sands China, Ltd.	37,750
64,000	Shangri-La Asia, Ltd.	89,027
30,855	SJM Holdings, Ltd.	33,442
26,336	Sky City Entertainment Group, Ltd.	75,114
806	Sodexo, Inc.	76,473
23,303	Tabcorp Holdings, Ltd.	81,240
42,047	Tatts Group, Ltd.	119,987
50,634	Thomas Cook Group plc*	108,882
9,000	Tokyo Dome Corp.	37,408
5,354	TUI AG	86,765
857	Unibet Group plc	52,222
2,213	Whitbread plc	172,151
24,720	William Hill plc	156,750
16,830	Wynn Macau, Ltd.	27,995
5,600	Zensho Holdings Co., Ltd.*	53,296

		3,551,912

Household Durables (2.2%):
2,000	Alpine Electronics, Inc.	38,537
38,918	Barratt Developments plc	375,529
4,643	Bellway plc	172,829
5,073	Berkeley Group Holdings plc	267,000
5,074	Bovis Homes Group plc	88,657
2,000	Casio Computer Co., Ltd.	39,430
9,906	Crest Nicholson Holdings plc	87,250
1,800	De’Longhi	41,236
1,469	Dorel Industries, Inc.	39,301
3,583	Electrolux AB, Series B	112,167
63	Forbo Holding AG	74,857
1,600	Foster Electric Co., Ltd.	35,952
5,500	Haseko Corp.	64,853
15,466	Husqvarna AB, B Shares	116,525
2,800	Iida Group Holdings Co., Ltd.	44,576
4,175	JM AB	113,847
31,200	Man Wah Holdings, Ltd.	30,590
3,900	Nikon Corp.	45,085
6,591	Nobia AB	69,248
14,500	Panasonic Corp.	198,704
13,107	Persimmon plc*	407,268
18,200	Pioneer Corp.*	33,146
9,947	Redrow plc	69,289
2,500	Sangetsu Co., Ltd.	38,098
1,136	SEB SA	105,837
13,000	Sekisui Chemical Co., Ltd.	159,193

Continued

10

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
9,100	Sekisui House, Ltd.	$144,173
55,000	Sharp Corp.*^	67,134
9,500	Sony Corp.*	269,617
2,200	Starts Corp., Inc.	34,233
4,800	Sumitomo Forestry Co., Ltd.	59,184
124,926	Taylor Wimpey plc	364,297
20,687	Techtronic Industries Co., Ltd.	68,119
4,830	Tomtom NV*	54,538

		3,930,299

Household Products (0.4%):
412	Henkel AG & Co. KGaA	39,369
8,000	Lion Corp.	64,007
6,605	PZ Cussons plc	37,491
2,504	Reckitt Benckiser Group plc	216,180
11,186	Svenska Cellulosa AB, B Shares	284,513
1,800	Unicharm Corp.	42,774

		684,334

Independent Power and Renewable Electricity Producers (0.1%):
4,545	Algonquin Power & Utilities Corp.	34,066
1,824	Capital Power Corp.	31,461
5,914	Drax Group plc	32,315
1,300	Electric Power Development Co., Ltd.	45,891
18,416	Enel Green Power SpA	35,962
3,741	Innergex Renewable Energy, Inc.	31,814
2,649	Northland Power, Inc.	33,558
9,048	Transalta Corp.	70,135

		315,202

Industrial Conglomerates (1.0%):
375	Daetwyler Holding AG^	44,543
1,985	DCC plc	156,098
20,000	Hopewell Holdings, Ltd.	73,134
980	Indus Holding AG	49,346
11,000	Keihan Electric Railway Co., Ltd.	64,544
9,300	Keppel Corp., Ltd.	56,694
1,483	Koninklijke philips Electronics NV, NY Shares, NYS	37,757
2,535	Koninklijke Philips Electronics NV	64,692
8,000	Nisshinbo Holdings, Inc.	89,428
1,487	Nolato AB	33,999
23,141	NWS Holdings, Ltd.	33,360
1,414	Rheinmetall AG	71,695
15,900	SembCorp Industries, Ltd.	45,915
70,000	Shun Tak Holdings, Ltd.	38,555
6,796	Siemens AG, Registered Shares	684,304
3,641	Smiths Group plc	64,516
67,000	Toshiba Corp.	229,614

		1,838,194

Insurance (5.3%):
4,407	Admiral Group plc	95,931
28,884	AEGON NV	212,048
8,296	Ageas NV	319,448
67,040	AIA Group, Ltd.	438,185
16,576	Amlin plc	123,989

Shares		Fair Value
Common Stocks, continued
Insurance, continued
39,825	AMP, Ltd.	$183,170
4,194	Assicurazioni Generali SpA	75,473
12,693	Aviva plc, ADR	197,630
13,553	AXA SA	341,497
1,614	Baloise Holding AG, Registered Shares	196,728
21,869	Beazley plc	101,593
7,122	Chesnara plc	36,384
3,618	CNP Assurances	60,389
7,700	Dai-ichi Life Insurance Co., Ltd. (The)	151,240
1,896	Delta Lloyd NV	31,186
45,559	Direct Line Insurance Group plc	240,561
11,141	Esure Group plc	44,462
569	Euler Hermes Group	57,336
536	Fairfax Financial Holdings, Ltd.	264,343
1,983	Gjensidige Forsikring ASA	31,951
1,405	Great-West Lifeco, Inc.	40,908
2,030	Grupo Catalana Occidente SA	63,123
846	Hannover Rueckversicherung AG, Registered Shares	82,027
221	Helvetia Patria Holding AG	126,163
9,358	Hiscox, Ltd.	123,477
2,622	Industrial Alliance Insurance & Financial Services, Inc.	88,205
83,409	Insurance Australia Group, Ltd.	358,478
655	Intact Financial Corp.	45,522
4,510	Jardine Lloyd Thompson Group plc	74,043
7,511	Lancashire Holdings, Ltd.	72,814
59,174	Legal & General Group plc	231,182
13,895	Manulife Financial Corp.	258,308
31,539	MAPFRE SA^	108,862
26,388	Medibank Private, Ltd.*	40,876
4,284	Mediolanum SpA	35,303
3,700	MS&AD Insurance Group Holdings, Inc.	115,193
1,291	Muenchener Rueckversicherungs-Gesellschaft AG	228,792
12,188	NIB Holdings, Ltd.	31,573
2,500	NKSJ Holdings, Inc.	91,681
52,461	Old Mutual plc	165,906
8,574	Phoenix Group Holdings	110,376
6,958	Prudential plc, ADR	337,879
17,328	QBE Insurance Group, Ltd.	181,746
21,669	RSA Insurance Group plc	135,097
2,720	Sampo OYJ, A Shares	128,357
5,444	SCOR SA	191,878
3,984	Societa Cattolica di Assicuraz	31,406
3,000	Sony Financial Holdings, Inc.	52,555
10,050	St. James Place plc	142,960
20,910	Standard Life plc	145,707
15,216	Storebrand ASA*	62,711
4,456	Sun Life Financial, Inc.	148,830
16,334	Suncorp-Metway, Ltd.	168,993
1,205	Swiss Life Holding AG, Registered Shares	276,390
2,675	Swiss Re AG^	236,674
7,900	T&D Holdings, Inc.	117,695

Continued

11

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,863	Talanx AG	$57,183
3,900	Tokio Marine Holdings, Inc.	161,735
3,403	Topdanmark A/S*	91,174
1,585	Tryg A/S	33,002
10,083	Unipol Gruppo Finanziario SpA (a)	51,193
34,458	UnipolSai SpA	85,288
3,622	Uniqa Insurance Group AG	32,633
1,431	Vienna Insurance Group Weiner Staeditische Versicherung AG	49,068
1,584	Zurich Insurance Group AG	482,956

		9,099,466

Internet & Catalog Retail (0.2%):
18,019	Home Retail Group plc	47,794
7,431	N Brown Group plc	39,824
13,793	Ocado Group plc*	96,739
3,500	Rakuten, Inc.	56,380
1,600	Start Today Co., Ltd.	44,973
1,921	Takkt AG	35,142
12,361	Trade Me Group, Ltd.	28,378
1,761	Yoox SpA*	56,941

		406,171

Internet Software & Services (0.3%):
6,464	Carsales.com, Ltd.	50,477
2,300	DeNA Co., Ltd.	45,202
3,000	GMO Internet, Inc.	40,223
6,300	Gree, Inc.	36,797
2,100	Internet Initiative Japan, Inc.	36,847
3,100	Kakaku.com, Inc.	45,002
15,276	Moneysupermarket.com Group plc	69,802
1,072	Netent AB*	41,643
10,597	Telecity Group plc	171,090
2,596	United Internet AG, Registered Shares	115,374
8,400	Yahoo! Japan Corp.	33,870

		686,327

IT Services (0.9%):
1,450	Alten SA	67,330
4,218	Altran Technologies SA	45,267
4,419	Amadeus IT Holding SA	175,920
3,551	Atea ASA	31,710
3,030	Atos Origin SA	226,663
626	Bechtle AG	47,434
1,081	Cap Gemini SA	95,886
1,045	CGI Group, Inc.*	40,839
3,428	Computacenter plc	41,820
7,580	Computershare, Ltd.	68,204
1,168	DH Corp.	37,337
4,312	Econocom Group SA/NV	35,439
32,000	Fujitsu, Ltd.	178,446
4,428	IRESS, Ltd.	34,406
3,200	IT Holdings Corp.	68,002
1,900	Itochu Techno-Solutions Corp.	47,277
12,095	NCC Group plc	40,965
3,900	Nihon Unisys, Ltd.	40,121

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,200	Nomura Research Institute, Ltd.	$46,905
1,100	NTT Data Corp.	48,054
1,500	SCSK Corp.	45,713
462	Sopra Steria Group	41,591
4,001	Tieto OYJ	93,512

		1,598,841

Leisure Products (0.3%):
6,131	Amer Sports OYJ	163,296
2,200	Heiwa Corp.	43,936
2,400	Namco Bandai Holdings, Inc.	46,352
16,103	Photo-Me International plc	35,743
1,700	Sankyo Co., Ltd.	60,123
5,700	Sega Sammy Holdings, Inc.	74,493
400	Shimano, Inc.	54,551
5,200	Yamaha Corp.	104,849

		583,343

Life Sciences Tools & Services (0.5%):
306	Eurofins Scientific SE	93,317
1,884	Gerresheimer AG	117,390
2,546	Lonza Group AG, Registered Shares	340,955
7,395	QIAGEN NV*	183,322
250	Tecan Group AG	29,924

		764,908

Machinery (4.0%):
6,065	Aalberts Industries NV	180,709
1,760	Alfa Laval AB	30,955
10,500	AMADA Co., Ltd.	110,877
1,528	Andritz AG	84,505
2,900	Asahi Diamond Industrial Co., Ltd.	32,642
3,026	Atlas Copco AB, A Shares	84,606
1,756	Atlas Copco AB, B Shares	43,702
1,558	Beijer Alma AB	33,753
7,444	Bodycote plc	78,768
316	Bucher Industries AG^	78,614
87	Burckhardt Compression Holding^	32,939
1,990	Cargotec OYJ	75,504
9,994	CNH Industrial NV	91,065
111	Construcciones y Auxiliar de Ferrocarriles SA	33,015
52	Conzzeta AG	35,565
3,600	DMG Mori Co., Ltd.	69,500
878	Duerr AG	81,782
18,000	Ebara Corp.	87,090
800	Fanuc, Ltd.	163,337
3,400	Fujitec Co., Ltd.	42,339
2,307	GEA Group AG	102,863
241	Georg Fischer AG	165,588
2,000	Glory, Ltd.	59,202
2,253	Haldex AB	29,748
15,038	Heidelberger Druckmaschinen AG*	33,320
3,900	Hino Motors, Ltd.	48,201
3,100	Hitachi Construction Machinery Co., Ltd.	54,282
6,700	Hitachi Zosen Corp.	38,198
22,000	IHI Corp.	102,558

Continued

12

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
8,753	IMI plc	$154,594
2,147	Interpump Group SpA	34,615
13,000	Japan Steel Works, Ltd. (The)	53,712
6,700	JTEKT Corp.	126,745
2,600	Juki Corp.	34,965
975	Jungheinrich AG	66,067
22,000	Kawasaki Heavy Industries, Ltd.	102,567
2,997	Kion Group AG	143,527
12,500	Komatsu, Ltd.	250,527
3,618	Kone OYJ, B Shares	147,078
1,652	Konecranes OYJ	48,182
438	Krones AG	45,763
8,000	Kubota Corp.	126,812
478	Kuka AG	39,807
3,200	Kurita Water Industries, Ltd.	74,442
1,132	LiSi	31,812
4,000	Makino Milling Machine Co., Ltd.	40,334
1,100	Makita Corp.	59,609
13,000	Meidensha Corp.	48,840
32,985	Melrose Industries plc	128,171
2,898	Metso Corp. OYJ	79,545
4,926	Meyer Burger Technology AG*	42,292
5,000	Minebea Co., Ltd.	82,454
43,000	Mitsubishi Heavy Industries, Ltd.	261,435
37,000	Mitsui Engineering & Shipbuilding Co., Ltd.	64,060
9,923	Morgan Advanced Materials plc	50,809
2,100	Nabtesco Corp.	52,421
11,000	Nachi-Fujikoshi Corp.	64,847
3,000	NGK Insulators, Ltd.	77,284
1,099	NKT Holding A/S	63,007
890	Norma Group SE	44,974
6,900	NSK, Ltd.	106,513
25,000	NTN Corp.	157,158
8,914	OC Oerlikon Corp. AG	109,097
5,000	Okuma Corp.^	56,449
1,900	OSG Corp.	40,711
118	Rational AG	43,328
39,540	Rotork plc	144,279
16,351	Sandvik AB	180,616
214	Schindler Holding AG, Registered Shares	34,932
15,600	SembCorp Marine, Ltd.	32,884
767	Semperit AG	31,601
4,000	Shinmaywa Industries, Ltd.	36,594
5,919	SKF AB, B Shares	134,984
2,119	Spirax-Sarco Engineering plc	112,841
1,147	Sulzer AG, Registered Shares^	117,773
11,000	Sumitomo Heavy Industries, Ltd.	63,957
8,000	Tadano, Ltd.	119,505
700	Takeuchi Manufacturing Co., Ltd.	40,105
2,200	THK Co., Ltd.	47,510
9,213	Trelleborg AB	170,295
9,000	Tsubakimoto Chain Co.	87,979
1,374	Vallourec SA	28,027
5,691	Valmet Corp.	64,104

Shares		Fair Value
Common Stocks, continued
Machinery, continued
9,513	Vesuvius plc	$63,585
3,857	Volvo AB, A Shares	47,795
19,425	Volvo AB, B Shares	240,934
1,388	Wacker Neuson SE	29,090
2,713	Wartsila Corp. OYJ, Class B	127,037
6,011	Weir Group plc (The)	160,095
3,584	Zardoya Otis SA	38,998

		7,415,300

Marine (0.2%):
75	A.P. Moeller — Maersk A/S, Class B	136,075
42	A.P. Moller — Maersk A/S, Class A	73,648
337	DFDS A/S	46,578
7,971	Irish Continental Group	35,052
37,000	Kawasaki Kisen Kaisha, Ltd.	87,317
534	Kuehne & Nagel International AG, Registered Shares	70,952
17,000	Mitsui O.S.K. Lines, Ltd.	54,326
42,600	Neptune Orient Lines, Ltd.*	25,906
34,000	Nippon Yusen Kabushiki Kaisha	94,638
8,500	Orient Overseas International, Ltd.	43,293
93,000	Pacific Basin Shipping, Ltd.	31,147

		698,932

Media (2.4%):
3,775	Amalgamated Holdings, Ltd.	36,511
1,800	Asatsu-DK, Inc.	42,605
2,296	Atresmedia Corp. de Medios	35,550
2,500	Avex Group Holdings, Inc.	43,863
1,273	Axel Springer AG	66,808
11,174	British Sky Broadcasting Group plc	182,235
912	Cineplex, Inc.	34,339
8,601	Cineworld Group plc	62,331
546	Cogeco Cable, Inc.	31,585
2,595	Corus Entertainment, Inc.	34,640
1,398	CTS Eventim AG & Co. KGaA	50,964
1,200	Cyberagent, Inc.	56,827
1,600	Daiichikosho Co., Ltd.	56,314
8,644	Daily Mail & General Trust plc	125,992
1,400	Dentsu, Inc.	73,007
2,163	Euromoney Institutional Investor plc	41,221
5,903	Eutelsat Communications SA	190,403
969	GFK SE	42,422
21,407	Informa plc	183,981
1,711	Ipsos	44,192
19,044	ITE Group plc	51,080
40,885	ITV plc	168,907
2,082	JCDecaux SA	86,753
109,074	John Fairfax Holdings, Ltd.	68,100
4,913	Lagardere SCA	143,141
1,881	M6 Metropole Television	36,551
3,072	Mediaset Espana Comunicacion SA	40,221
15,032	Mediaset SpA	72,137
1,809	Modern Times Group, Class B	48,524
21,188	Nine Entertainment Co. Holdings, Ltd.	25,267
9,746	Pearson plc, ADR	184,785

Continued

13

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
1,402	Publicis Groupe SA	$103,530
909	Quebecor, Inc., Class B	22,725
1,012	REA Group, Ltd.	30,386
1,309	Reed Elsevier plc, ADR	85,085
7,744	Relx NV	184,212
3,213	Rightmove plc	165,272
414	RTL Group	37,484
3,111	SES Global, Class A	104,374
33,424	Seven West Media, Ltd.	26,263
4,910	Shaw Communications, Inc.	106,989
11,700	Singapore Press Holdings, Ltd.	35,426
18,618	Sky Network Television, Ltd.	75,773
7,900	SKY Perfect JSAT Holdings, Inc.	42,331
4,175	Societe Television Francaise 1	71,897
983	Stroeer Media SE*	45,897
9,443	Technicolor SA	61,565
1,063	Telenet Group Holding NV*	57,896
18,900	Television Broadcasts, Ltd.	112,346
2,145	Thomson Reuters Corp.	81,660
13,261	Trinity Mirror plc	31,255
9,352	UBM plc	78,604
6,920	Vivendi Universal SA	174,769
10,595	Wolters Kluwer NV	315,844
10,567	WPP plc	237,069

		4,649,908

Metals & Mining (4.7%):
8,736	Acacia Mining plc	41,390
5,689	Acerinox SA	78,881
2,655	Agnico Eagle Mines, Ltd.	75,322
80,748	Alumina, Ltd.	94,727
15,758	Anglo American plc	227,652
10,506	Antofagasta plc	113,711
2,604	Aperam*	105,057
6,174	ArcelorMittal	60,104
5,217	Aurico Gold, Inc.	14,914
1,644	Aurubis AG	96,553
42,552	B2Gold Corp.*	65,082
15,001	Barrick Gold Corp.	160,364
2,087	Bekaert NV	58,839
64,783	BHP Billiton, Ltd.	1,316,596
8,071	Billiton plc, ADR	319,289
25,458	BlueScope Steel, Ltd.	58,236
4,724	Boliden AB	86,063
57,966	Centamin plc	56,263
4,197	Centerra Gold, Inc.	23,862
13,000	Daido Steel Co., Ltd.	54,141
4,038	Dominion Diamond Corp.	56,572
11,000	DOWA Mining Co.	103,830
14,182	Eldorado Gold Corp.	58,827
20,239	EVRAZ plc*	39,172
7,322	First Majestic Silver Corp.*	35,473
6,919	First Quantum Minerals, Ltd.	90,477
31,774	Fortescue Metals Group, Ltd.	46,279
3,312	Fresnillo plc	36,142

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
29,237	Glencore International plc	$117,349
13,172	Goldcorp, Inc.	213,385
1,236,000	G-Resources Group, Ltd.	39,935
3,883	Hill & Smith Holdings plc	41,317
4,000	Hitachi Metals, Ltd.	61,359
11,106	Hudbay Minerals, Inc.	92,490
14,898	IAMGOLD Corp.*	29,825
7,621	Iluka Resources, Ltd.	44,894
11,479	Independence Group NL	36,659
5,400	JFE Holdings, Inc.	119,774
10,204	Kazakhmys plc*	32,610
39,036	Kinross Gold Corp.*	90,963
100,000	Kobe Steel, Ltd.	168,205
17,675	Lonmin plc*	31,120
4,862	Lucara Diamond Corp.	7,748
20,527	Lundin Mining Corp.*	84,324
32,000	Mitsubishi Materials Corp.	122,812
29,000	Mitsui Mining & Smelting Co., Ltd.	78,345
7,415	Nevsun Resources, Ltd.	27,907
25,136	New Gold, Inc.*	67,429
9,805	Newcrest Mining, Ltd.*	99,102
23,200	Nippon Light Metal Holdings Co.	40,146
143,000	Nippon Steel Corp.	370,376
4,300	Nisshin Steel Co., Ltd.	53,332
7,284	Norsk Hydro ASA	30,710
19,938	Northern Star Resources, Ltd.	33,799
15,054	Nyrstar NV*	53,876
12,873	OceanaGold Corp.	31,853
9,849	Outokumpu OYJ*	49,534
13,670	OZ Minerals, Ltd.	41,843
7,653	Pan American Silver Corp.	65,818
15,045	Petra Diamonds, Ltd.*	35,199
2,551	Randgold Resources, Ltd.	171,129
8,331	Rio Tinto plc, Registered Shares, ADR	343,321
8,792	Rio Tinto, Ltd.	362,479
1,982	Salzgitter AG	70,814
6,434	Semafo, Inc.*	17,311
2,225	Silver Wheaton Corp.	38,582
7,842	Sims Metal Management, Ltd.	62,707
64,783	South32, Ltd.*	89,453
3,228	South32, Ltd., ADR*	21,660
6,834	SSAB AB, A Shares*^	35,668
7,692	SSAB Svenskt Stal AB, Series B*	34,350
9,000	Sumitomo Metal & Mining Co., Ltd.	136,870
6,487	Teck Cominco, Ltd.	64,309
4,752	ThyssenKrupp AG	123,618
4,900	Tokyo Steel Manufacturing Co., Ltd.	35,914
11,031	Turquoise Hill Resources, Ltd.*	41,958
15,000	Uacj Corp.^	37,951
4,032	Vedanta Resources plc	32,959
3,453	Voestalpine AG^	143,435
25,881	Yamana Gold, Inc.	77,925
2,000	Yamato Kogyo Co., Ltd.	46,629

		7,976,898

Continued

14

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.7%):
747	Canadian Tire Corp.	$79,905
53,885	Debenhams plc	75,630
1,139	Dollarama, Inc.	69,044
1,400	Don Quijote Co., Ltd.	59,416
2,700	H2O Retailing Corp.	56,218
16,147	Harvey Norman Holdings, Ltd.	55,857
1,822	Hudson’s Bay Co.	40,487
3,800	Isetan Mitsukoshi Holdings, Ltd.	67,887
1,100	Izumi Co., Ltd.	46,325
4,100	J. Front Retailing Co., Ltd.	77,141
24,500	Lifestyle International Holdings, Ltd.	45,324
29,029	Marks & Spencer Group plc	244,752
6,400	MARUI GROUP Co., Ltd.	86,419
33,671	Myer Holdings, Ltd.	31,809
1,643	Next plc	192,470
7,338	Poundland Group plc	37,282
300	Ryohin Keikaku Co., Ltd.	58,141
11,000	Takashimaya Co., Ltd.	99,702

		1,423,809

Multi-Utilities (0.6%):
4,534	AGL Energy, Ltd.	54,007
393	Canadian Utilities, Ltd., Class A	11,320
9,065	Centrica plc	37,628
25,248	Duet Group	44,838
9,632	E.ON AG	128,267
10,828	Engie Group	200,631
19,117	Hera SpA	47,791
40,034	ITL AEM SpA	47,685
1,215	National Grid plc, ADR	78,453
1,345	RWE AG	28,904
5,539	Suez Environnement Co.	102,886
2,881	Telecom Plus plc^	44,758
3,162	Veolia Environnement	64,410

		891,578

Oil, Gas & Consumable Fuels (4.5%):
6,810	Advantage Oil & Gas, Ltd.*	43,081
1,678	AltaGas, Ltd.	51,114
4,295	ARC Resources, Ltd.	73,601
18,809	Athabasca Oil Corp.*	30,726
6,102	Bankers Petroleum, Ltd.*	15,148
2,064	Baytex Energy Corp.	32,157
59,432	Beach Energy, Ltd.	47,848
5,835	Bellatrix Exploration, Ltd.*	13,597
2,726	Birchcliff Energy, Ltd.*	15,215
5,828	Bonavista Energy Corp.	31,688
1,208	Bonterra Energy Corp.	30,461
117	Boulder Energy, Ltd.*	778
8,418	BP plc, ADR	336,384
5,227	Cameco Corp.	74,642
14,899	Canadian Natural Resources, Ltd.	404,656
15,656	Canadian Oil Sands, Ltd.	126,622
11,375	Cenovus Energy, Inc.	182,114
29,000	Cosmo Oil Co., Ltd.*	47,178
8,781	Crescent Point Energy	179,835

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,223	Crew Energy, Inc.*	$37,599
123	Delek Group, Ltd.	36,277
2,106	Enbridge Income Fund Holding	58,232
3,199	Enbridge, Inc.	149,681
1,055	EnCana Corp.	11,626
21,893	EnCana Corp.	241,405
11,833	Enerplus Corp.	103,851
21,419	ENI SpA	379,885
2,892	ERG SpA	34,689
3,881	Etablissements Maurel et Prom*	28,785
5,510	Euronav NV	80,888
591	Gaztransport et Technigaz SA	37,363
3,887	Gibson Energy, Inc.	70,189
13,083	Gran Tierra Energy, Inc.*	39,182
78	Granite Oil Corp.	393
5,311	Husky Energy, Inc.	101,601
3,200	Idemitsu Kosan Co., Ltd.	62,789
1,254	Imperial Oil, Ltd.	48,429
1,887	Inter Pipeline, Ltd.	43,367
2,939	James Fisher & Sons plc	62,480
30,100	JX Holdings, Inc.	130,280
1,323	Keyera Corp.	44,178
2,585	Koninklijke Vopak NV	130,669
2,266	Lundin Petroleum AB*	38,821
3,394	MEG Energy Corp.*	55,443
5,186	Neste Oil OYJ	132,453
64,000	NewOcean Energy Holdings, Ltd.	29,574
14,721	Oil Search, Ltd.	80,360
7,762	OMV AG	213,303
14,047	Origin Energy, Ltd.	128,584
11,301	Pacific Rubiales Energy Corp.	42,623
3,130	Painted Pony Petroleum*	19,951
4,812	Parex Resources, Inc.*	40,344
1,888	Parkland Fuel Corp.	37,615
260	Paz Oil Co., Ltd.	41,027
1,805	Pembina Pipeline Corp.	58,302
25,032	Pengrowth Energy Corp.	62,540
1,690	Peyto Exploration & Development Corp.	41,316
13,685	Premier Oil plc*	32,034
14,231	Repsol SA	250,483
1,121	Royal Dutch Shell plc, ADR	64,289
3,305	Royal Dutch Shell plc, ADR	188,418
8,413	Santos, Ltd.	50,523
12,892	Soco International plc	35,621
17,987	Statoil ASA	321,251
15,434	Suncor Energy, Inc.	424,743
11,456	Surge Energy, Inc.	32,475
2,307	Torc Oil & Gas, Ltd.	16,072
18,221	Total SA	886,470
3,875	Tourmaline Oil Corp.*	116,424
2,556	Transcanada Corp.	103,825
2,255	Trilogy Energy Corp.*	10,202
15,307	Tullow Oil plc	81,627
1,755	Vermilion Energy, Inc.	75,798

Continued

15

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
9,195	Whitecap Resources, Inc.	$97,045
32,833	Whitehaven Coal, Ltd.*	33,311
23,536	Woodside Petroleum, Ltd.	618,396

		8,131,946

Paper & Forest Products (0.7%):
2,029	Canfor Corp.*	44,193
1,251	Canfor Pulp Products, Inc.	15,688
6,000	Daio Paper Corp.	60,112
6,700	Hokuetsu Kishu Paper Co., Ltd.	36,925
2,560	Holmen ABN AB, B Shares	74,740
636	Interfor Corp.*	10,435
7,061	Metsa Board OYJ	43,797
4,977	Mondi plc	107,041
4,100	Nippon Paper Industries Co., Ltd.	71,861
18,000	OYI Paper Co., Ltd.	78,198
24,217	Stora Enso OYJ, Registered Shares	249,217
16,610	UPM-Kymmene OYJ	294,729
1,046	West Fraser Timber Co., Ltd.	57,485

		1,144,421

Personal Products (0.2%):
525	Beiersdorf AG	43,952
2,300	Kao Corp.	106,916
565	L’Oreal SA	100,716
2,100	Shiseido Co., Ltd.	47,638

		299,222

Pharmaceuticals (3.3%):
2,968	Almirall SA	58,763
4,700	Astellas Pharma, Inc.	66,979
7,638	AstraZeneca plc, ADR	486,618
3,059	Bayer AG	427,983
314	Boiron SA	30,799
7,000	Daiichi Sankyo Co., Ltd.	129,166
5,108	Dechra Pharmaceuticals plc	78,898
800	Eisai Co., Ltd.	53,591
211	Galenica AG	220,377
7,443	GlaxoSmithKline plc, ADR	310,001
1,856	H. Lundbeck A/S*	35,729
4,811	Hikma Pharmaceuticals plc	146,308
1,661	Ipsen SA	91,596
2,000	Kaken Pharmaceutical Co., Ltd.	69,648
1,900	Kyorin Holdings, Inc.	38,742
4,000	Kyowa Hakko Kogyo Co., Ltd.	52,287
4,756	Meda AB	66,182
457	Merck KGaA	45,513
2,600	Mitsubishi Tanabe Pharma Corp.	38,898
500	Mochida Pharmaceutical Co., Ltd.	28,469
1,700	Nichi-Iko Pharmaceutical Co., Ltd.	46,023
12,675	Novartis AG, Registered Shares	1,252,280
8,066	Novo Nordisk A/S, B Shares	442,450
1,259	Orion OYJ	44,235
1,228	Orion OYJ, Class B	43,034
3,400	Otsuka Holdings Co., Ltd.	108,091
3,141	Recordati SpA	65,864

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
405	Roche Holding AG	$113,736
127	Roche Holding AG	34,689
2,700	Rohto Pharmaceutical Co., Ltd.	44,579
2,754	Sanofi-Aventis SA	271,666
2,900	Santen Pharmaceutical Co., Ltd.	41,035
1,200	Sawai Pharmaceutical Co., Ltd.	70,262
1,359	Shire plc	109,223
995	Stada Arzneimittel AG	33,553
2,800	Takeda Pharmacuetical Co., Ltd.	135,138
612	Teva Pharmaceutical Industries, Ltd., ADR	36,169
3,961	Teva Pharmaceutical Industries, Ltd.	234,909
600	Towa Pharmaceutical Co., Ltd.	38,575
2,600	Tsumura & Co.	55,889
694	UCB SA	49,755
1,145	Valeant Pharmaceuticals International, Inc.*	254,362
16,134	Vectura Group plc*	45,401
144	Virbac SA	30,808

		6,078,273

Professional Services (1.1%):
4,530	Adecco SA, Registered Shares	368,606
2,780	AF AB	37,817
18,343	ALS, Ltd.	82,425
5,622	Bureau Veritas SA	129,582
2,111	Capita Group plc	41,112
861	DKSH Holding, Ltd.^	62,228
11,350	Experian plc	206,499
48,992	Hays plc	125,668
6,806	Intertek Group plc	261,736
1,100	Meitec Corp.	40,963
10,129	Michael Page International plc	86,663
1,300	Nihon M&A Center, Inc.	53,749
3,772	Randstad Holding NV	246,569
1,785	Ricardo plc	24,180
19	SGS SA, Registered Shares	34,716
1,156	Stantec, Inc.	33,790
1,726	Teleperformance	122,214
2,626	USG People NV	38,875
1,758	WS Atkins plc	41,822

		2,039,214

Real Estate Management & Development (2.1%):
643	Allreal Holding AG	88,732
1,297	Azrieli Group	51,798
3,256	Brookfield Asset Management, Inc., Class A	113,732
1,960	BUWOG-Bauen Und Wohnen Gesellschaft mbH^	38,056
20,500	CapitaLand, Ltd.	53,226
4,935	Castellum AB	69,321
13,430	Cheung Kong Property Holdings, Ltd.*	111,407
12,500	Chinese Estates Holdings, Ltd.	45,553
6,400	City Developments, Ltd.	46,333
10,906	Citycon OYJ	27,220
13,430	CK Hutchison Holdings, Ltd.	196,941
799	Colliers International Group	30,746
5,265	Countrywide plc	46,975
900	Daito Trust Construction Co., Ltd.	93,058

Continued

16

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
5,000	Daiwa House Industry Co., Ltd.	$116,495
6,255	Deutsche Wohnen AG	143,299
4,223	Fabege AB	57,581
388	First Capital Realty, Inc.	5,555
799	FirstService Corp.	22,188
25,200	Global Logistic Properties, Ltd.	47,263
34,000	Hang Lung Group, Ltd.	149,222
46,984	Hang Lung Properties, Ltd.	139,053
3,964	Hemfosa Fastigheter AB	40,399
10,800	Henderson Land Development Co., Ltd.	73,795
4,800	Hongkong Land Holdings, Ltd.	39,266
14,025	Hysan Development Co., Ltd.	60,595
22,500	Kerry Properties, Ltd.	87,794
4,945	Kungsleden AB	33,548
1,711	LEG Immobilien AG	118,814
5,565	Lend Lease Group	64,060
9,700	Leopalace21 Corp.*	59,373
4,644	LSL Property Services plc	28,433
3,000	Mitsubishi Estate Co., Ltd.	64,458
3,000	Mitsui Fudosan Co., Ltd.	83,768
296	Mobimo Holding AG, Registered Shares	60,285
109,396	New World Development Co., Ltd.	142,844
1,341	Nexity SA	52,668
2,200	Nomura Real Estate Holdings, Inc.	46,075
52	Plazza AG*	11,516
24,606	Quintain Estates & Development plc*	41,003
400	Relo Holdings, Inc.	39,855
4,579	Savills plc	68,015
25,000	Sinarmas Land, Ltd.	11,403
44,880	Sino Land Co., Ltd.	74,886
7,089	St. Modwen Properties plc	50,507
1,000	Sumitomo Realty & Development Co., Ltd.	35,056
11,921	Sun Hung Kai Properties, Ltd.	193,047
5,610	Swire Pacific, Ltd., Class A	70,354
7,500	Tokyo Tatemono Co., Ltd.	103,899
7,900	Tokyu Fudosan Holdings Corp.	61,147
7,437	Unite Group plc	66,729
7,300	UOL Group, Ltd.	37,467
4,162	Wallenstam AB	29,586
13,324	Wharf Holdings, Ltd. (The)	88,622
14,726	Wheelock & Co., Ltd.	75,036
20,700	Wing Tai Holdings, Ltd.	29,273

		3,837,330

Road & Rail (1.7%):
31,187	Asciano, Ltd.	159,713
67,907	Aurizon Holdings, Ltd.	267,414
5,353	Canadian National Railway Co.	309,136
883	Canadian Pacific Railway, Ltd.	141,483
800	Central Japan Railway Co.	144,407
16,300	ComfortDelGro Corp., Ltd.	37,892
6,138	DSV A/S	199,215
1,400	East Japan Railway Co.	125,877
28,257	FirstGroup plc*	53,115
8,000	Fukuyama Transporting Co., Ltd.	44,300

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
1,432	Go-Ahead Group plc	$59,216
20,000	Hankyu Hanshin Holdings, Inc.	118,071
2,300	Hitachi Transport System, Ltd.	38,121
5,000	Keihin Electric Express Railway Co., Ltd.	37,725
6,000	Keio Corp.	42,920
3,000	Keisei Electric Railway Co., Ltd.	35,666
15,000	Kintetsu Corp.	51,076
13,324	MTR Corp., Ltd.	61,829
18,000	Nagoya Railroad Co., Ltd.	67,323
12,000	Nankai Electric Railway Co., Ltd.	53,810
21,910	National Express Group plc	105,919
15,000	Nippon Express Co., Ltd.	73,728
2,900	Nippon Konpo Unyu Soko Co., Ltd.	50,499
13,000	Nishi-Nippon Railroad Co., Ltd.	59,666
8,429	Northgate plc	76,149
6,000	Odakyu Electric Railway Co., Ltd.	56,009
15,000	Sankyu, Inc.	81,940
5,000	Seino Holdings Co., Ltd.	55,953
7,000	Senko Co., Ltd.	44,295
730	Sixt SE	31,806
1,025	Sixt SE	39,750
10,000	Sotetsu Holdings, Inc.	52,106
6,338	Stagecoach Group plc	40,163
10,000	Tobu Railway Co., Ltd.	42,955
10,000	Tokyu Corp.	66,962
2,993	TransForce, Inc.	60,708
20,000	Transport International Holdings, Ltd.	48,711
1,400	West Japan Railway Co.	89,585

		3,125,213

Semiconductors & Semiconductor Equipment (0.7%):
4,797	Aixtron Se*	32,394
1,817	AMS AG	79,493
2,548	ARM Holdings plc, ADR	125,540
2,024	ASM International NV	93,838
5,119	ASM Pacific Technology, Ltd.	50,536
1,629	ASML Holding NV, NYS	169,628
1,837	BE Semiconductor Industries NV	51,384
1,947	Dialog Semiconductor plc*	105,231
400	Disco Corp.	33,080
1,331	Ezchip Semiconductor, Ltd.*	21,243
8,370	Infineon Technologies AG	103,849
712	Melexis NV	41,261
8,000	Sanken Electric Co., Ltd.	49,596
8,000	Screen Holdings Co., Ltd.	50,781
23,152	STMicroelectronics NV	189,502
2,000	Tokyo Seimitsu Co., Ltd.	43,703
191	U-Blox AG	38,525
2,500	ULVAC, Inc.	38,424

		1,318,008

Software (0.8%):
1,917	Aveva Group plc	54,395
2,500	Capcom Co., Ltd.	48,402
2,326	Computer Modelling Group, Ltd.	23,580
211	Constellation Software, Inc./Canada	83,782

Continued

17

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
682	Dassault Systemes SA	$49,571
1,347	Fidessa Group plc	48,070
3,217	Gemalto NV	287,116
3,200	Konami Corp.	59,718
5,169	Micro Focus International plc	110,366
601	NICE Systems, Ltd.	38,277
1,409	Open Text Corp.	57,107
5,783	PlayTech plc	74,289
19,513	Sage Group plc	157,081
2,404	SAP AG	167,489
2,151	SimCorp A/S	85,677
2,217	Software AG	60,757
1,900	Square Enix Holdings Co., Ltd.	42,044
1,992	Temenos Group AG^	65,819
1,300	Trend Micro, Inc.	44,760
5,915	UbiSoft Entertainment SA*	105,565

		1,663,865

Specialty Retail (1.5%):
1,200	Adastria Co., Ltd.	42,897
1,800	Aoyama Trading Co., Ltd.	72,748
10,955	Automotive Holdings Group, Ltd.	33,686
4,100	BIC Camera, Inc.^	51,632
2,464	Bilia AB	43,876
18,000	Chow Sang Sang Holdings Intern	35,994
2,205	Clas Ohlson AB	38,721
4,700	DCM Holdings Co., Ltd.	46,023
32,869	Dixons Carphone plc	233,997
990	Dufry AG, Registered Shares*	137,717
3,195	Dunelm Group plc	45,504
4,900	Edion Corp.	34,697
63,300	Esprit Holdings, Ltd.	59,250
400	Fast Retailing Co., Ltd.	181,462
534	Fielmann AG	36,283
76,000	Giordano International, Ltd.	40,981
602	Groupe FNAC SA*	36,148
5,232	Halfords Group plc	43,373
4,280	Hennes & Mauritz AB, B Shares	164,626
20,566	Howden Joinery Group plc	167,049
3,933	Industria de Diseno Textil SA	128,242
2,973	JB Hi-Fi, Ltd.	44,616
4,170	JD Sports Fashion plc^	46,348
25,013	Kingfisher plc	136,241
1,600	Komeri Co., Ltd.	36,590
2,100	K’s Holding Corp.	75,650
13,250	L’occitane International SA	37,761
19,046	Lookers plc	47,398
21,000	Luk Fook Holdings International, Ltd.	61,579
900	Nitori Co., Ltd.	73,203
76,677	Pendragon plc	45,785
3,895	Premier Investments, Ltd.	38,403
2,779	Rona, Inc.	33,781
1,500	Sanrio Co., Ltd.	40,717
2,400	Shimachu Co., Ltd.	69,090
1,000	Shimamura Co., Ltd.^	104,869

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
9,000	Sports Direct International*	$101,476
4,622	Super Retail Group, Ltd.	32,426
2,528	Supergroup plc*	48,794
2,400	USS Co., Ltd.	43,254
155	Valora Holding AG	30,420
2,800	VT Holdings Co., Ltd.	16,752
4,080	WHSmith plc	97,880
11,600	Yamada Denki Co., Ltd.	46,378

		2,984,317

Technology Hardware, Storage & Peripherals (0.8%):
10,460	BlackBerry, Ltd.*	85,519
6,400	Brother Industries, Ltd.	90,553
6,600	Canon, Inc.	214,192
2,700	Fujifilm Holdings Corp.	96,419
12,300	Konica Minolta Holdings, Inc.	143,979
7,998	Logitech International SA	117,251
84,000	NEC Corp.	254,452
727	Neopost	31,269
23,500	Ricoh Co., Ltd.	243,596
8,300	Seiko Epson Corp.	147,053
9,000	Toshiba Tec Corp.	48,620
6,800	Wacom Co., Ltd./Japan	24,681
873	Wincor Nixdorf AG	34,375

		1,531,959

Textiles, Apparel & Luxury Goods (1.8%):
2,364	Adidas AG	180,892
4,816	Burberry Group plc	119,026
381	Christian Dior SA	74,319
7,012	Compagnie Financiere Richemont SA, Registered Shares	571,729
1,059	Gerry Weber International AG	24,347
1,311	Gildan Activewear, Inc.	43,578
280,000	Global Brands Group Holdings, Ltd.*	58,747
121	Hermes International SA	45,107
1,437	Hugo Boss AG	160,532
1,307	Kering	233,109
88,358	Li & Fung, Ltd.	69,999
643	Luxottica Group SpA	42,778
1,520	LVMH Moet Hennessy Louis Vuitton SA	266,050
7,000	Onward Holdings Co., Ltd.	48,188
3,085	Pandora A/S	331,010
6,400	Prada SpA	30,800
1,139	Salvatore Ferragamo Italia SpA	34,185
27,600	Samsonite International SA	95,558
9,000	Seiko Holdings Corp.	45,565
28,000	Stella International Holdings, Ltd.	66,667
992	Swatch Group AG (The), Registered Shares	74,331
546	Swatch Group AG (The)	212,997
973	Ted Baker plc	44,551
36,000	Texwinca Holdings, Ltd.	38,076
404	Tod’s SpA	38,343
6,000	Wacoal Holdings Corp.	70,123
27,500	Yue Yuen Industrial Holdings, Ltd.	91,754

		3,112,361

Continued

18

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.1%):
2,931	Aareal Bank AG	$115,034
998	Genworth MI Canada, Inc.	26,213

		141,247

Tobacco (0.5%):
4,333	British American Tobacco plc, ADR	469,047
4,473	Imperial Tobacco Group plc	215,912
4,800	Japan Tobacco, Inc.	170,844
2,105	Swedish Match AB, Class B	59,828

		915,631

Trading Companies & Distributors (1.7%):
2,637	Addtech AB	40,152
21,185	Ashtead Group plc	366,310
894	Baywa AG	30,293
378	Bossard Holding AG	43,634
5,890	Brammer plc	28,593
2,932	Brenntag AG	168,028
4,067	Bunzl plc	111,169
1,879	Cramo OYJ	36,223
6,511	Diploma plc	82,710
6,630	Finning International, Inc.	124,711
7,080	Grafton Group plc	86,257
11,000	Hanwa Co., Ltd.	51,713
1,200	Inaba Denki Sangyo Co., Ltd.	41,759
1,100	Indutrade AB^	50,585
11,200	ITOCHU Corp.	147,861
13,000	Iwatani Corp.	82,274
1,700	Kanamoto Co., Ltd.	43,065
24,000	Kanematsu Corp.	41,877
3,554	Kloeckner & Co. SE	32,131
22,100	Marubeni Corp.	126,635
5,100	Misumi Group, Inc.	72,331
9,800	Mitsubishi Corp.	215,232
12,100	Mitsui & Co., Ltd.	164,113
4,700	Nagase & Co., Ltd.	64,742
163,100	Noble Group, Ltd.	92,025
4,540	Ramirent OYJ	33,105
9,869	Rexel SA	159,316
224	Richelieu Hardware, Ltd.	11,270
1,801	Russel Metals, Inc.	32,781
26,046	SIG plc	81,961
41,600	Sojitz Corp.	100,881
8,100	Sumitomo Corp.	94,086
1,900	Toromont Industries, Ltd.	47,530
8,700	Toyota Tsushu Corp.	233,353
8,935	Travis Perkins plc	295,968
3,215	Wolseley plc	204,986

		3,639,660

Transportation Infrastructure (0.6%):
4,320	Abertis Infraestructuras SA	70,772
384	Aeroports de Paris	43,360
4,450	Atlantia SpA	109,811
27,490	Auckland International Airport, Ltd.	91,832
17,210	BBA Aviation plc	81,496

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
192	Flughafen Zuerich AG	$148,358
1,200	Fraport AG	75,340
3,270	Groupe Eurotunnel SA	47,323
1,679	Hamburger Hafen- Und Logistik AG	33,971
129,000	Hutchison Port Holdings Trust	81,213
9,000	Kamigumi Co., Ltd.	84,347
5,000	Mitsubishi Logistics Corp.	65,655
20,665	Qube Holdings, Ltd.	37,134
15,500	SATS, Ltd.	42,476
3,463	SIAS SpA	36,951
8,000	Sumitomo Warehouse Co., Ltd. (The)	44,679
8,572	Sydney Airport	32,765
12,219	Transurban Group	87,182
1,114	Westshore Terminals Investment Corp.	27,127

		1,241,792

Water Utilities (0.2%):
11,156	Pennon Group plc	141,975
4,217	Severn Trent plc	137,761
5,368	United Utilities Group plc	75,198

		354,934

Wireless Telecommunication Services (1.1%):
3,844	Freenet AG	129,426
7,400	KDDI Corp.	177,991
13,000	M1, Ltd./Singapore	31,277
452	Millicom International Cellular SA, SDR	33,320
2,104	Mobistar SA*	39,845
23,100	NTT DoCoMo, Inc.	442,050
1,708	Rogers Communications, Inc., Class B	60,685
4,200	SoftBank Group Corp.	247,215
10,900	StarHub, Ltd.	31,930
12,183	Tele2 AB	141,495
182,837	Vodafone Group plc	666,613

		2,001,847

Total Common Stocks (Cost $188,892,395)		182,144,109

Preferred Stocks (0.5%):
Automobiles (0.5%):
955	Bayerische Motoren Werke AG (BMW), Preferred Shares	80,808
1,528	Porsche Automobil Holding SE, Preferred Shares	128,669
3,007	Volkswagen AG, Preferred Shares	696,982

		906,459

Household Products (0.0%):
630	Henkel AG & Co. KGaA, Preferred Shares	70,642

Total Preferred Stocks (Cost $1,063,231)		977,101

Rights (0.0%):
Construction & Engineering (0.0%):
8,050	Sacyr SA*	915

Machinery (0.0%):
3,584	Zardoya Otis SA*	1,562

Metals & Mining (0.0%):
5,689	Acerinox SA*	2,531

Continued

19

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares or Principal Amount		Fair Value
Rights, continued
Oil Gas & Consumable Fuels (0.0%):
14,231	Repsol SA*	$7,377

Real Estate Management & Development (0.0%):
10,906	Citycon OYJ*	1,197

Total Rights (Cost $—)		13,582

Securities Held as Collateral for Securities on Loan (1.3%):
$2,463,761	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	2,463,761

Total Securities Held as Collateral for Securities on Loan (Cost $2,463,761)		2,463,761

Shares		Fair Value
Unaffiliated Investment Company (0.1%):
229,295	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	229,295

Total Unaffiliated Investment Company (Cost $229,295)		229,295

Total Investment Securities (Cost $192,648,682)(d) — 100.7%		185,827,848
Net other assets (liabilities) — (0.7)%		(1,234,195)

Net Assets — 100.0%		$184,593,653

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

GO—General Obligation

NYS—New York Shares

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $2,318,348.

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.00% of the net assets of the Fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(c)	The rate represents the effective yield at June 30, 2015.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Australia	6.2%
Austria	0.4%
Belgium	1.6%
Bermuda	0.1%
Cambodia	—	%NM
Canada	7.0%
Cayman Islands	0.1%
China	0.1%
Denmark	1.7%
Egypt	—	%NM
European Community	—	%NM
Finland	1.6%
France	7.4%
Georgia	—	%NM
Germany	6.8%
Gibraltar	—	%NM
Hong Kong	2.7%

Country	Percentage
Ireland (Republic of)	1.0%
Isle of Man	—	%NM
Israel	0.5%
Italy	2.5%
Japan	24.2%
Luxembourg	0.2%
Malta	—	%NM
Netherlands	2.9%
New Zealand	0.4%
Norway	0.5%
Singapore	0.9%
Spain	2.7%
Sweden	3.0%
Switzerland	7.1%
United Kingdom	16.8%
United States	1.6%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

20

AZL DFA International Core Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$192,648,682

Investment securities, at value*	$185,827,848
Cash	3,528
Interest and dividends receivable	338,228
Foreign currency, at value (cost $991,793)	991,848
Receivable for capital shares issued	28,351
Reclaims receivable	59,611

Total Assets	187,249,414

Liabilities:
Payable for collateral received on loaned securities	2,463,761
Manager fees payable	116,555
Administration fees payable	6,126
Distribution fees payable	38,852
Custodian fees payable	26,059
Administrative and compliance services fees payable	188
Trustee fees payable	746
Other accrued liabilities	3,474

Total Liabilities	2,655,761

Net Assets	$184,593,653

Net Assets Consist of:
Capital	$190,154,726
Accumulated net investment income/(loss)	1,099,710
Accumulated net realized gains/(losses) from investment transactions	161,920
Net unrealized appreciation/(depreciation) on investments	(6,822,703)

Net Assets	$184,593,653

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,017,961
Net Asset Value (offering and redemption price per share)	$9.71

*	Includes securities on loan of $2,318,348.

Statement of Operations

For the Period Ended June 30, 2015 (a)

(Unaudited)

Investment Income:
Dividends	$1,713,083
Income from securities lending	559
Foreign withholding tax	(221,720)

Total Investment Income	1,491,922

Expenses:
Manager fees	324,002
Administration fees	17,761
Distribution fees	85,263
Custodian fees	28,290
Administrative and compliance services fees	204
Trustee fees	1,065
Professional fees	982
Shareholder reports	2,555
Other expenses	302

Total expenses before reductions	460,424
Less expenses voluntarily waived/reimbursed by the Manager	(68,212)

Net expenses	392,212

Net Investment Income/(Loss)	1,099,710

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	161,920
Change in net unrealized appreciation/depreciation on investments	(6,822,703)

Net Realized/Unrealized Gains/(Losses) on Investments	(6,660,783)

Change in Net Assets Resulting From Operations	$(5,561,073)

(a)	For the period April 27, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes to the financial statements.

21

Statement of Changes in Net Assets

AZL DFA International Core Equity Fund
April 27, 2015 to June 30, 2015 (a)
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,099,710
Net realized gains/(losses) on investment transactions	161,920
Change in unrealized appreciation/depreciation on investments	(6,822,703)

Change in net assets resulting from operations	(5,561,073)

Capital Transactions:
Proceeds from shares issued	197,016,055
Value of shares redeemed	(6,861,329)

Change in net assets resulting from capital transactions	190,154,726

Change in net assets	184,593,653
Net Assets:
Beginning of period	—

End of period	$184,593,653

Accumulated net investment income/(loss)	$1,099,710

Share Transactions:
Shares issued	19,701,914
Shares redeemed	(683,953)

Change in shares	19,017,961

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

22

AZL DFA International Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	April 27, 2015 to June 30, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(0.35)

Total from Investment Activities	(0.29)

Net Asset Value, End of Period	$9.71

Total Return(b)	(2.90	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$184,594
Net Investment Income/(Loss)(d)	3.23%
Expenses Before Reductions(d) (e)	1.35%
Expenses Net of Reductions(d)	1.15%
Portfolio Turnover Rate	3	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

23

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International Core Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

24

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $0.9 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $225 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA International Core Equity Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.75% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

25

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $146 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks
Aerospace & Defense	$113,980	$2,098,474	$2,212,454
Auto Components	258,104	4,462,137	4,720,241
Banks	3,474,891	15,825,328	19,300,219
Beverages	445,292	1,951,083	2,396,375
Building Products	30,887	1,876,028	1,906,915
Capital Markets	374,152	4,040,185	4,414,337
Chemicals	308,731	8,912,054	9,220,785

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AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Investment Securities:	Level 1	Level 2	Total
Commercial Services & Supplies	$175,846	$2,884,069	$3,059,915
Communications Equipment	34,248	513,804	548,052
Construction & Engineering	291,556	3,241,419	3,532,975
Construction Materials	195,335	1,484,762	1,680,097
Containers & Packaging	82,483	1,222,385	1,304,868
Distributors	13,943	180,897	194,840
Diversified Consumer Services	33,751	194,004	227,755
Diversified Financial Services	90,604	1,277,096	1,367,700
Diversified Telecommunication Services	84,909	4,469,830	4,554,739
Electric Utilities	43,316	2,169,974	2,213,290
Electronic Equipment, Instruments & Components	4,576	3,038,184	3,042,760
Energy Equipment & Services	341,424	1,227,014	1,568,438
Food & Staples Retailing	341,726	4,138,324	4,480,050
Food Products	699,506	4,228,945	4,928,451
Gas Utilities	43,409	643,298	686,707
Health Care Providers & Services	17,033	1,145,696	1,162,729
Hotels, Restaurants & Leisure	153,139	3,398,773	3,551,912
Household Durables	39,301	3,890,998	3,930,299
Independent Power and Renewable Electricity Producers	201,034	114,168	315,202
Industrial Conglomerates	37,757	1,800,437	1,838,194
Insurance	1,381,625	7,717,841	9,099,466
IT Services	78,176	1,520,665	1,598,841
Life Sciences Tools & Services	183,322	581,586	764,908
Media	581,808	4,068,100	4,649,908
Metals & Mining	2,306,443	5,670,455	7,976,898
Multiline Retail	189,436	1,234,373	1,423,809
Multi-Utilities	89,773	801,805	891,578
Oil, Gas & Consumable Fuels	4,078,977	4,052,969	8,131,946
Paper & Forest Products	127,801	1,016,620	1,144,421
Pharmaceuticals	1,087,150	4,991,123	6,078,273
Professional Services	33,790	2,005,424	2,039,214
Real Estate Management & Development	295,144	3,542,186	3,837,330
Road & Rail	511,327	2,613,886	3,125,213
Semiconductors & Semiconductor Equipment	316,411	1,001,597	1,318,008
Software	164,469	1,499,396	1,663,865
Specialty Retail	33,781	2,950,536	2,984,317
Technology Hardware, Storage & Peripherals	202,770	1,329,189	1,531,959
Textiles, Apparel & Luxury Goods	43,578	3,068,783	3,112,361
Thrifts & Mortgage Finance	26,213	115,034	141,247
Tobacco	469,047	446,584	915,631
Trading Companies & Distributors	216,292	3,423,368	3,639,660
Transportation Infrastructure	27,127	1,214,665	1,241,792
Wireless Telecommunication Services	60,685	1,941,162	2,001,847
All Other Common Stocks+	—	24,471,318	24,471,318
Preferred Stocks+	—	977,101	977,101
Rights+	—	13,582	13,582
Securities Held as Collateral for Securities on Loan	—	2,463,761	2,463,761
Unaffiliated Investment Company	229,295	—	229,295

Total Investment Securities	$20,665,373	$165,162,475	$185,827,848

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA International Core Equity Fund	$5,482,464	$6,270,503

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AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $192,648,682. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,036,570
Unrealized depreciation	(10,857,404)

Net unrealized appreciation/(depreciation)	$(6,820,834)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 20015.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2015, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

28

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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Approval of Investment Advisory and Subadvisory Agreement (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund, which consists of 36 separate investment portfolios or series (together the “Funds,” and each individually a “Fund”). That means that the Trust’s Manager (Allianz Investment Management LLC) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Funds of the Trust. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

In assessing the Manager’s and Subadvisers’ (collectively, the “Advisory Organizations”), performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreements (the “Subadvisory Agreements”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

At an “in-person” Board of Trustees meeting held June 11, 2014, the Board authorized the creation of five new series of the Trust, to be managed by Dimensional Fund Advisors LP: AZL DFA U.S. Core Equity Fund, AZL DFA U.S. Small Cap Fund, AZL DFA International Core Equity Fund, AZL DFA Emerging Markets Core Equity Fund, and AZL DFA Five-Year Global Fixed Income Fund (collectively, the “DFA Funds”). The Advisory and Subadvisory Agreements pertaining to the DFA Funds (collectively, the “Agreements”) were approved at the Board of Trustees meeting of June 11, 2014. (The Subadvisory Agreement is between the Manager and Dimensional Fund Advisors LP (“DFA”), the Subadviser to the DFA Funds.)

At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2016. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives to that of the DFA Funds, derived from data compiled by an independent third party provider and other sources believed to be reliable by the

30

Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment management agreements. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreements in respect of the DFA Funds, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. Under the Advisory Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for other to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As the Trust is a manager of managers fund, the Manager is authorized, under the Advisory Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board of Trustees for selection as a Subadviser.

The Trustees were aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board of Trustees, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Trustees regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.

The Trustees also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded at the June 11, 2014 meeting that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to the DFA Funds under the Agreements.

(2) The investment performance of the Funds, the Manager and the Subadvisers. In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds for the previous quarter, and previous one, three and five-year periods, and since inception. (For Funds which have been in existence for less than five years, Trustees may receive performance information on comparable funds managed by the particular Subadviser for periods prior to the creation of a particular Fund.) Such performance information includes information on absolute total return, performance versus Subadvisers’ comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups. In connection with the Board of Trustees meeting held June 11, 2014, the Manager reported that for funds managed by DFA with investment objectives and policies similar to those of the DFA Funds, for various periods ended March 31, 2014, such funds’ total returns compared favorably to each fund’s benchmark and respective peer group. At the Board of Trustees meeting held June 11, 2014, the Trustees determined that the overall investment performance of such funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the DFA Funds are subject. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information was provided to Trustees setting forth management fees and total fees after taking expense caps into account. Based upon the information provided, the management fee payable by the DFA Funds to the Manager would range from the 5th percentile (AZL DFA Five-Year Global Fixed Income Fund) to the 28th percentile (AZL DFA International Core Equity Fund). The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fee to be paid to the Manager by the DFA Funds is not unreasonable.

The Manager also supplied information to the Board of Trustees pertaining to total anticipated DFA Funds expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by each Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the overall total expense ratio ranking for the DFA Funds ranged from the 1st percentile (AZL DFA Five-Year Global Fixed Income Fund) to the 50th percentile (AZL DFA Emerging Markets Core Equity Fund).

The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time, particularly as the Funds grow larger. The Trustees concluded therefore that the anticipated total expense ratio for the DFA Funds was not unreasonable.

At Board of Trustees meetings held October 16, 2013 and October 22, 2013, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2013. Subsequently, at an in-person meeting held on October 21, 2014, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2014. (The DFA Funds did not commence operations until April 27, 2015.) The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive. It is expected that at Board of Trustees meetings to be held in October, 2015, the Trustees will receive information on the Manager’s level of profitability from its relationship with the DFA Funds.

The Manager, on behalf of the Board of Trustees, endeavors to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvises. The Manager is unable to obtain meaningful profitability information from some of the unaffiliated Subadvisers. The Manager assured the Board of Trustees that the Agreements with the Subadvisers which are not affiliated with it, including DFA, were negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. At the June 11, 2014 meeting, the Trustees were provided with certain financial information bearing on the profitability of

31

DFA; information regarding the profitability to DFA of the DFA Funds was not available because those Funds had not yet commenced operations. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.

Based upon the information provided, the Trustees determined that there was no evidence that the anticipated profitability to DFA from being the Subadviser to the DFA Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the DFA Funds does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the DFA Funds had no assets as of June 11, 2014.

The Trustees noted that the Manager has agreed temporarily to reduce the management fee of each DFA Fund and to “cap” DFA Fund expenses at certain levels, each of which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee reductions and expense “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2015, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded at the June 11, 2014 meeting that the absence of breakpoints in the advisory fee rate schedule for the DFA Funds was acceptable under the circumstances.

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The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® DFA U.S. Core Equity Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 23

Statement of Operations Page 23

Statement of Changes in Net Assets Page 24

Financial Highlights Page 25

Notes to the Financial Statements Page 26

Other Information Page 30

Approval of Investment Advisory and Subadvisory Agreement Page 31

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/27/15	Ending Account Value 6/30/15	Expenses Paid During Period 4/27/15 - 6/30/15*	Annualized Expense Ratio During Period 4/27/15 - 6/30/15
AZL DFA U.S. Core Equity Fund	$1,000.00	$980.00	$1.52	0.86%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15**	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL DFA U.S. Core Equity Fund	$1,000.00	$1,020.53	$4.31	0.86%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of the days in the most recent fiscal half-year divided by the number of the days in fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 65 days of operations during the period, and has been annualized to reflect values for the period April 27, 2015 to June 30, 2015.

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Information Technology	18.2%
Consumer Discretionary	15.7
Financials	15.1
Industrials	13.5
Health Care	12.7
Consumer Staples	7.6
Energy	6.9
Materials	4.8
Utilities	3.1
Telecommunication Services	2.0

Total Common Stocks	99.6
Right	— ^
Securities Held as Collateral for Securities on Loan	7.5
Money Market	0.4

Total Investment Securities	107.5
Net other assets (liabilities)	(7.5)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (2.6%):
1,674	AAR Corp.	$53,350
4,560	Aerojet Rocketdyne Holdings, Inc.*^	93,982
1,321	AeroVironment, Inc.*	34,452
418	American Science & Engineering, Inc.	18,313
931	Astronics Corp.*	65,999
3,020	BE Aerospace, Inc.	165,798
18,295	Boeing Co. (The)	2,537,881
1,002	Breeze-Eastern Corp.*	11,523
685	CPI Aerostructures, Inc.*	6,857
1,527	Cubic Corp.	72,655
3,375	Curtiss-Wright Corp.	244,485
5,683	DigitalGlobe, Inc.*	157,931
1,181	Engility Holdings, Inc.*	29,714
2,068	Esterline Technologies Corp.*	197,163
6,630	General Dynamics Corp.	939,405
2,423	HEICO Corp., Class A	123,016
1,641	HEICO Corp.^	95,670
6,300	Hexcel Corp.	313,362
16,546	Honeywell International, Inc.	1,687,196
2,439	Huntington Ingalls Industries, Inc.	274,607
3,993	KLX, Inc.*	176,211
4,471	Kratos Defense & Security Solutions, Inc.*	28,167
3,721	L-3 Communications Holdings, Inc.	421,887
1,019	LMI Aerospace, Inc.*^	10,200
7,202	Lockheed Martin Corp.	1,338,852
140	Moog, Inc., Class B*	9,771
2,746	Moog, Inc., Class A*	194,087
4,413	Northrop Grumman Corp.	700,034
4,794	Orbital Atk, Inc.	351,688
3,765	Precision Castparts Corp.	752,511
7,236	Raytheon Co.	692,340
5,248	Rockwell Collins, Inc.^	484,653
3,691	Spirit AeroSystems Holdings, Inc., Class A*	203,411
2,334	Teledyne Technologies, Inc.*	246,260
10,903	Textron, Inc.	486,601
1,412	TransDigm Group, Inc.*	317,234
3,379	Triumph Group, Inc.	222,980
20,178	United Technologies Corp.	2,238,345

		15,998,591

Air Freight & Logistics (0.8%):
4,941	Air Transport Services Group, Inc.*	51,831
2,000	Atlas Air Worldwide Holdings, Inc.*	109,920
5,902	C.H. Robinson Worldwide, Inc.	368,226
1,026	Echo Global Logistics, Inc.*^	33,509
5,128	Expeditors International of Washington, Inc.	236,426
9,248	FedEx Corp.	1,575,859
1,779	Forward Air Corp.	92,971
2,393	Hub Group, Inc.*^	96,534
1,058	Park-Ohio Holdings Corp.	51,271
3,266	Radiant Logistics, Inc.*^	23,874
18,987	United Parcel Service, Inc., Class B	1,840,030
7,951	UTI Worldwide, Inc.*^	79,430
4,593	XPO Logistics, Inc.*	207,512

		4,767,393

Shares		Fair Value
Common Stocks, continued
Airlines (0.7%):
7,723	Alaska Air Group, Inc.	$497,593
998	Allegiant Travel Co.	177,524
18,817	American Airlines Group, Inc.	751,457
2,516	Copa Holdings SA, Class A^	207,796
19,429	Delta Air Lines, Inc.	798,143
5,008	Hawaiian Holdings, Inc.*^	118,940
20,928	JetBlue Airways Corp.*^	434,465
15,984	Southwest Airlines Co.	528,911
5,511	Spirit Airlines, Inc.*	342,233
10,884	United Continental Holdings, Inc.*	576,961

		4,434,023

Auto Components (0.9%):
4,688	American Axle & Manufacturing Holdings, Inc.*^	98,026
3,449	Autoliv, Inc.^	402,671
8,910	BorgWarner, Inc.	506,444
5,300	Cooper Tire & Rubber Co.	179,299
1,615	Cooper-Standard Holding, Inc.*^	99,274
15,676	Dana Holding Corp.	322,612
8,299	Delphi Automotive plc	706,162
1,483	Drew Industries, Inc.	86,044
6,922	Federal Mogul Holdings Corp.*	78,565
2,274	Fox Factory Holding Corp.*	36,566
1,458	Fuel Systems Solutions, Inc.*^	10,906
15,509	Gentex Corp.	254,658
2,720	Gentherm, Inc.*	149,355
21,106	Goodyear Tire & Rubber Co.	636,346
12,402	Johnson Controls, Inc.	614,271
3,653	Lear Corp.	410,086
3,637	Modine Manufacturing Co.*	39,025
1,190	Motorcar Parts of America, Inc.*	35,807
2,420	Remy International, Inc.	53,506
2,574	Spartan Motors, Inc.^	11,789
1,736	Standard Motor Products, Inc.	60,968
1,582	Stoneridge, Inc.*	18,525
275	Strattec Security Corp.	18,893
3,446	Tenneco, Inc.*	197,938
1,187	Tower International, Inc.*	30,921
4,052	Visteon Corp.*	425,379

		5,484,036

Automobiles (0.6%):
123,486	Ford Motor Co.	1,853,524
36,273	General Motors Co.	1,208,979
7,133	Harley-Davidson, Inc.	401,945
597	Tesla Motors, Inc.*	160,151
3,270	Thor Industries, Inc.	184,036
1,652	Winnebago Industries, Inc.^	38,971

		3,847,606

Banks (6.2%):
913	1st Constitution Bancorp*	10,490
1,873	1st Source Corp.	63,907
691	Access National Corp.	13,433
504	ACNB Corp.^	10,488
661	American National Bankshares, Inc.	15,738
587	American River Bankshares*	5,471

Continued

2

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,147	Ameris Bancorp	$54,298
704	Ames National Corp.^	17,670
840	Arrow Financial Corp.	22,705
9,304	Associated Banc-Corp.^	188,592
1,178	BancFirst Corp.	77,100
7,916	BancorpSouth, Inc.	203,916
198,718	Bank of America Corp.	3,382,179
1,799	Bank of Commerce Holdings	10,308
2,907	Bank of Hawaii Corp.^	193,839
451	Bank of Marin Bancorp	22,942
3,947	Bank of the Ozarks, Inc.^	180,575
6,397	BankUnited, Inc.	229,844
1,432	Banner Corp.	68,636
459	Bar Harbor Bankshares	16,262
826	Baylake Corp.	10,449
13,940	BB&T Corp.	561,921
6,899	BBCN Bancorp, Inc.	102,036
842	BCB Bancorp, Inc.	10,289
2,507	Berkshire Hills Bancorp, Inc.	71,399
1,852	BNC Bancorp	35,799
3,062	BOK Financial Corp.^	213,054
7,445	Boston Private Financial Holdings, Inc.	99,837
668	Bridge Bancorp, Inc.	17,829
1,162	Bryn Mawr Bank Corp.	35,046
689	BSB Bancorp, Inc.*	15,234
74	C&F Financial Corp.	2,742
562	Camden National Corp.	21,749
2,300	Capital Bank Financial Corp.*	66,861
1,309	Capital City Bank Group, Inc.^	19,988
1,814	Cardinal Financial Corp.	39,527
5,492	Cascade Bancorp*	28,449
6,541	Cathay General Bancorp	212,255
3,426	Centerstate Banks, Inc.	46,285
3,302	Central Pacific Financial Corp.	78,423
933	Central Valley Community Bancorp	11,037
273	Century Bancorp, Inc.	11,100
2,492	Chemical Financial Corp.	82,386
377	Chemung Financial Corp.	9,983
4,961	CIT Group, Inc.	230,637
57,459	Citigroup, Inc.	3,174,035
943	Citizens & Northern Corp.^	19,379
552	Citizens Holding Co.	11,471
1,304	City Holding Co.^	64,222
938	Civista Bancshares, Inc.	10,130
1,096	CNB Financial Corp.	20,166
3,178	CoBiz Financial, Inc.	41,536
69	Codorus Valley Bancorp, Inc.	1,396
56	Colony Bankcorp, Inc.*	504
4,847	Columbia Banking System, Inc.	157,721
5,001	Comerica, Inc.	256,651
6,795	Commerce Bancshares, Inc.^	317,802
368	Community Bank shares of Indiana, Inc.	10,072
3,075	Community Bank System, Inc.^	116,143
2,277	Community Bankers Trust Corp.*	11,317
1,325	Community Trust Bancorp, Inc.	46,203

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,798	CommunityOne Bancorp*^	$19,364
2,266	ConnectOne Bancorp, Inc.	48,787
1,273	CU Bancorp*	28,210
3,565	Cullen/Frost Bankers, Inc.^	280,138
2,643	Customers Bancorp, Inc.*	71,070
6,990	CVB Financial Corp.^	123,094
408	DNB Financial Corp.	10,339
1,882	Eagle Bancorp, Inc.*	82,733
8,775	East West Bancorp, Inc.	393,296
1,692	Eastern Virginia Bankshares, Inc.	10,677
1,529	Enterprise Financial Services Corp.	34,815
312	Evans Bancorp, Inc.	7,566
14,308	F.N.B. Corp.	204,891
569	Farmers Capital Bank Corp.*	16,177
1,329	Farmers National Banc Corp.^	10,964
1,636	Fidelity Southern Corp.	28,532
34,213	Fifth Third Bancorp	712,315
1,053	Financial Institutions, Inc.	26,157
1,497	First Bancorp	24,970
16,004	First Bancorp*	77,139
814	First Bancorp, Inc.^	15,824
6,605	First Busey Corp.	43,395
332	First Business Financial Services, Inc.	15,564
633	First Citizens BancShares, Inc., Class A^	166,504
1,419	First Community Bankshares	25,854
1,217	First Connecticut Bancorp, Inc.	19,314
4,645	First Financial Bancorp	83,331
967	First Financial Corp.	34,580
14,360	First Horizon National Corp.^	225,021
1,650	First Interstate BancSystem^	45,771
2,874	First Merchants Corp.	70,988
5,901	First Midwest Bancorp, Inc.	111,942
1,043	First NBC Bank Holding Co.*	37,548
21,539	First Niagara Financial Group, Inc.	203,328
5,994	First Republic Bank	377,802
1,283	First South Bancorp	10,136
10,120	FirstMerit Corp.^	210,800
2,253	Flushing Financial Corp.	47,336
14,664	Fulton Financial Corp.	191,512
877	German American Bancorp, Inc.^	25,828
4,261	Glacier Bancorp, Inc.	125,359
1,035	Great Southern Bancorp, Inc.	43,615
1,174	Guaranty Bancorp	19,383
6,125	Hancock Holding Co.^	195,449
2,408	Hanmi Financial Corp.	59,815
37	Hawthorn Bancshares, Inc.	536
1,375	Heartland Financial USA, Inc.	51,178
2,292	Heritage Financial Corp.	40,958
2,568	Heritage Oaks Bancorp	20,210
2,010	Hertiage Commerce Corp.	19,316
7,010	Hilltop Holdings, Inc.*	168,871
4,464	Home Bancshares, Inc.	163,204
1,540	Hometrust Bancshares, Inc.*	25,810
700	Horizon Bancorp	17,472

Continued

3

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
36,469	Huntington Bancshares, Inc.	$412,464
3,185	IBERIABANK Corp.	217,313
1,483	Independent Bank Corp.	69,538
1,288	Independent Bank Group, Inc.^	55,255
5,028	International Bancshares Corp.	135,102
20,845	Investors Bancorp, Inc.	256,394
70,758	JPMorgan Chase & Co.	4,794,561
23,078	KeyCorp	346,632
2,859	Lakeland Bancorp, Inc.	33,994
1,104	Lakeland Financial Corp.	47,880
396	Landmark Bancorp, Inc.	9,607
712	LCNB Corp.	11,538
2,565	LegacyTexas Financial Group, Inc.	77,463
3,751	M&T Bank Corp.	468,612
2,571	Macatawa Bank Corp.	13,626
918	Mackinac Financial Corp.^	9,667
1,644	Mainsource Financial Group, Inc.	36,086
5,783	MB Financial, Inc.	199,167
1,869	MBT Financial Corp.*	10,728
1,293	Mercantile Bank Corp.	27,683
471	Merchants Bancshares, Inc.	15,576
555	Middleburg Financial Corp.	9,990
638	MidWestone Financial Group, Inc.	21,003
825	Monarch Financial Holdings, Inc.	10,354
570	MutualFirst Financial, Inc.	13,241
2,758	National Bank Holdings Corp.	57,449
514	National Bankshares, Inc.^	15,040
10,583	National Penn Bancshares, Inc.	119,376
3,330	NBT Bancorp, Inc.^	87,146
2,744	Newbridge Bancorp	24,504
1,094	Northeast Bancorp	10,885
510	Northrim Bancorp, Inc.^	13,071
341	Norwood Financial Corp.^	9,998
3,309	OFG Bancorp^	35,307
440	Ohio Valley Banc Corp.	9,957
819	Old Line Bancshares, Inc.	13,014
8,828	Old National Bancorp^	127,653
676	Old Point Financial Corp.	10,566
2,225	Old Second Bancorp, Inc.*	14,685
638	Orrstown Financial Services, Inc.	10,323
1,339	Pacific Continental Corp.	18,117
1,205	Pacific Mercantile Bancorp*	9,146
1,234	Pacific Premier Bancorp, Inc.*	20,929
5,617	PacWest Bancorp	262,651
757	Palmetto Bancshares, Inc.^	14,966
3,377	Park Sterling Corp.	24,314
816	Parke Bancorp, Inc.	10,469
1,165	Peapack-Gladstone Financial Corp.	25,886
364	Penns Woods Bancorp, Inc.	16,049
553	Peoples Bancorp	10,142
1,361	Peoples Bancorp, Inc.	31,766
18,826	People’s United Financial, Inc.^	305,169
2,028	Pinnacle Financial Partners, Inc.	110,262
11,136	PNC Financial Services Group, Inc.	1,065,158

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,383	Popular, Inc.*	$184,214
878	Preferred Bank Los Angeles	26,384
689	Premier Financial Bancorp, Inc.	10,645
5,202	PrivateBancorp, Inc.	207,144
3,966	Prosperity Bancshares, Inc.	228,997
606	QCR Holdings, Inc.	13,187
37,339	Regions Financial Corp.	386,832
2,391	Renasant Co.^	77,947
1,417	Republic Bancorp, Inc.	36,417
2,622	S & T Bancorp, Inc.	77,585
348	Salisbury Bancorp, Inc.	10,858
1,898	Sandy Spring Bancorp, Inc.	53,106
1,879	Seacoast Banking Corp.*	29,688
1,252	Select Bancorp, Inc.*	8,889
1,113	Shore Bancshares, Inc.*	10,496
1,028	Sierra Bancorp	17,795
1,267	Signature Bank*	185,476
1,703	Simmons First National Corp., Class A	79,496
1,569	South State Corp.^	119,228
583	Southern First Bancshares, Inc.*	10,436
935	Southern National Bancorp	10,360
1,447	Southwest Bancorp	26,929
2,709	State Bank Financial Corp.	58,785
6,781	Sterling Bancorp	99,681
955	Stock Yards Bancorp, Inc.^	36,089
884	Suffolk Bancorp	22,683
557	Summit Financial Group, Inc.	6,244
1,426	Sun Bancorp, Inc.*	27,451
10,469	SunTrust Banks, Inc.	450,376
2,891	SVB Financial Group*	416,246
8,266	Synovus Financial Corp.	254,758
2,000	Talmer Bancorp, Inc., Class A	33,500
13,618	TCF Financial Corp.	226,195
3,015	Texas Capital Bancshares, Inc.*	187,654
2,831	The Bancorp, Inc.*	26,272
611	The First Bancshares, Inc.	10,173
1,049	The First of Long Island Corp.	29,078
1,121	Tompkins Financial Corp.	60,220
3,917	TowneBank^	63,808
1,726	TriCo Bancshares	41,510
2,154	Tristate Capital Holdings, Inc.*^	27,851
5,128	Trustmark Corp.^	128,097
94	Two River Bancorp	859
34,152	U.S. Bancorp	1,482,197
3,455	UMB Financial Corp.^	197,004
13,520	Umpqua Holdings Corp.^	243,225
3,371	Union Bankshares Corp.^	78,342
384	Union Bankshares, Inc.^	10,034
5,619	United Bankshares, Inc.	226,052
1,102	United Security Bancshares*^	5,554
38	Unity Bancorp, Inc.	372
1,521	Univest Corp.	30,968
17,576	Valley National Bancorp^	181,209
1,113	Washington Trust Bancorp	43,941

Continued

4

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
622	WashingtonFirst Bankshare, Inc.	$10,456
5,614	Webster Financial Corp.	222,034
93,620	Wells Fargo & Co.	5,265,188
2,903	WesBanco, Inc.^	98,760
1,062	West Bancorp	21,070
1,687	Westamerica Bancorp^	85,447
3,990	Western Alliance Bancorp*	134,702
5,952	Wilshire Bancorp, Inc.	75,174
3,976	Wintrust Financial Corp.	212,239
190	Xenith Bankshares, Inc.*	1,142
2,344	Yadkin Financial Corp.*	49,107
5,989	Zions Bancorp	190,061

		38,877,633

Beverages (1.6%):
466	Boston Beer Co., Inc. (The), Class A*	108,107
2,734	Brown-Forman Corp., Class B	273,892
840	Brown-Forman Corp., Class A^	93,593
545	Coca-Cola Bottling Co. Consolidated^	82,333
91,177	Coca-Cola Co. (The)	3,576,874
9,466	Coca-Cola Enterprises, Inc.	411,203
2,448	Constellation Brands, Inc., Class A	284,017
6,432	Dr Pepper Snapple Group, Inc.	468,893
1,327	MGP Ingredients, Inc.	22,320
4,461	Molson Coors Brewing Co., Class B	311,422
4,112	Monster Beverage Corp.*	551,090
2,018	National Beverage Corp.*	45,385
39,574	PepsiCo, Inc.	3,693,838

		9,922,967

Biotechnology (2.6%):
1,911	Acadia Pharmaceuticals, Inc.*^	80,033
734	Agios Pharmaceuticals, Inc.*^	81,577
3,079	Alexion Pharmaceuticals, Inc.*	556,508
1,675	Alkermes plc*	107,770
1,138	Alnylam Pharmaceuticals, Inc.*	136,412
13,648	Amgen, Inc.	2,095,241
5,547	Biogen Idec, Inc.*	2,240,655
2,117	BioMarin Pharmaceutical, Inc.*	289,563
271	Biospecifics Technologies Corp.*	13,984
4,351	Biota Pharmaceuticals, Inc.*	9,007
813	Bluebird Bio, Inc.*^	136,885
17,875	Celgene Corp.*	2,068,763
1,376	Cepheid, Inc.*^	84,142
2,582	Dyax Corp.*	68,423
2,168	Emergent Biosolutions, Inc.*	71,436
1,701	Enanta Pharmaceuticals, Inc.*^	76,528
39,338	Gilead Sciences, Inc.	4,605,693
4,915	Incyte Corp.*	512,192
327	Intercept Pharmaceuticals, Inc.*	78,931
1,779	Intrexon Corp.^	86,815
1,582	Isis Pharmaceuticals, Inc.*^	91,044
1,126	Ligand Pharmaceuticals, Inc., Class B*^	113,613
3,111	Medivation, Inc.*	355,276
1,599	Neurocrine Biosciences, Inc.*	76,368

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
12,904	OPKO Health, Inc.*^	$207,496
432	Puma Biotechnology, Inc.*^	50,436
611	Receptos, Inc.*	116,121
1,498	Regeneron Pharmaceuticals, Inc.*	764,175
2,380	Seattle Genetics, Inc.*^	115,192
4,436	Targacept, Inc.*	12,376
2,907	Tenax Therapeutics, Inc.*	10,727
1,549	United Therapeutics Corp.*	269,449
1,986	Vertex Pharmaceuticals, Inc.*	245,231
289	ZIOPHARM Oncology, Inc.*^	3,463

		15,831,525

Building Products (0.4%):
4,957	A.O. Smith Corp.	356,805
3,058	AAON, Inc.	68,866
1,273	American Woodmark Corp.*	69,824
1,604	Apogee Enterprises, Inc.	84,435
3,557	Armstrong World Industries, Inc.*	189,517
5,631	Builders FirstSource, Inc.*^	72,302
521	Continental Building Products, Inc.*	11,040
4,496	Fortune Brands Home & Security, Inc.	206,007
708	Gibraltar Industries, Inc.*	14,422
1,209	Insteel Industries, Inc.	22,608
2,494	Lennox International, Inc.	268,579
13,672	Masco Corp.	364,633
3,362	NCI Building Systems, Inc.*	50,665
933	Nortek, Inc.*	77,560
8,468	Owens Corning, Inc.	349,305
1,426	Patrick Industries, Inc.*	54,259
3,615	PGT, Inc.*	52,454
3,674	Ply Gem Holdings, Inc.*^	43,316
1,925	Quanex Building Products Corp.	41,253
2,822	Simpson Manufacturing Co., Inc.	95,948
1,844	Trex Co., Inc.*^	91,149
5,393	USG Corp.*^	149,871

		2,734,818

Capital Markets (2.1%):
1,653	Affiliated Managers Group, Inc.*	361,346
3,326	Ameriprise Financial, Inc.	415,517
2,502	Artisan Partners Asset Management, Inc.	116,243
21,817	Bank of New York Mellon Corp. (The)	915,659
2,198	BlackRock, Inc., Class A	760,464
15,655	Charles Schwab Corp. (The)	511,136
190	Diamond Hill Investment Group	37,935
8,642	E*TRADE Financial Corp.*	258,828
6,689	Eaton Vance Corp.	261,741
6,954	Federated Investors, Inc., Class B^	232,889
7,698	Franklin Resources, Inc.	377,433
388	GAMCO Investors, Inc., Class A	26,659
9,362	Goldman Sachs Group, Inc. (The)	1,954,691
1,743	Greenhill & Co., Inc.	72,038
302	Hennessy Advisors, Inc.	5,693
2,119	HFF, Inc., Class A	88,426
5,199	Interactive Brokers Group, Inc., Class A	216,070
1,643	INTL FCStone, Inc.*	54,613

Continued

5

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
11,615	Invesco, Ltd.	$435,446
2,572	Investment Technology Group, Inc.	63,786
10,661	Janus Capital Group, Inc.^	182,516
8,977	KCG Holdings, Inc.*^	110,686
10,552	Ladenburg Thalmann Financial Services, Inc.*^	36,932
6,335	Legg Mason, Inc.	326,443
7,804	LPL Financial Holdings, Inc.^	362,808
28,031	Morgan Stanley	1,087,322
9,712	Northern Trust Corp.	742,580
3,638	NorthStar Asset Management Group, Inc.	67,267
1,024	Oppenheimer Holdings, Class A	26,911
1,113	Pzena Investment Management, Inc.	12,299
6,074	Raymond James Financial, Inc.	361,889
1,544	Safeguard Scientifics, Inc.*	30,046
4,367	SEI Investments Co.	214,114
660	Silvercrest Asset Management Group, Inc., Class A^	9,280
5,822	State Street Corp.	448,294
4,214	Stifel Financial Corp.*	243,316
6,198	T. Rowe Price Group, Inc.	481,771
5,347	TD Ameritrade Holding Corp.	196,877
7,585	Waddell & Reed Financial, Inc., Class A	358,846
631	Westwood Holdings, Inc.	37,589
6,557	WisdomTree Investments, Inc.^	144,025

		12,648,424

Chemicals (2.9%):
2,215	A. Schulman, Inc.	96,840
4,079	Air Products & Chemicals, Inc.	558,130
4,616	Airgas, Inc.	488,280
1,170	Albemarle Corp.	64,666
2,318	American Vanguard Corp.^	31,988
1,970	Ashland, Inc.	240,143
4,053	Axiall Corp.	146,111
1,435	Balchem Corp.	79,958
5,058	Cabot Corp.	188,613
4,019	Calgon Carbon Corp.	77,888
6,123	Celanese Corp., Series A	440,121
15,470	CF Industries Holdings, Inc.	994,411
691	Chase Corp.^	27,467
6,548	Chemtura Corp.*	185,374
578	Core Molding Technologies, Inc.*	13,202
4,606	Cytec Industries, Inc.	278,801
27,128	Dow Chemical Co. (The)	1,388,139
20,167	E.I. du Pont de Nemours & Co.	1,289,679
8,309	Eastman Chemical Co.	679,842
6,340	Ecolab, Inc.	716,864
4,423	FMC Corp.	232,429
3,222	Futurefuel Corp.	41,467
2,893	H.B. Fuller Co.	117,514
702	Hawkins, Inc.	28,354
20,298	Huntsman Corp.	447,977
1,620	Innophos Holdings, Inc.	85,277
1,833	Innospec, Inc.	82,558
2,701	International Flavor & Fragrances, Inc.	295,192

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
743	KMG Chemicals, Inc.	$18,902
2,348	Kraton Performance Polymers, Inc.*	56,070
4,741	Kronos Worldwide, Inc.^	51,961
1,233	LSB Industries, Inc.*	50,356
11,476	LyondellBasell Industries NV, Class A	1,187,996
2,350	Minerals Technologies, Inc.	160,106
11,117	Monsanto Co.	1,184,960
15,602	Mosaic Co. (The)	730,954
703	NewMarket Corp.	312,055
5,884	Olin Corp.^	158,574
3,546	Omnova Solutions, Inc.*	26,560
5,797	Platform Speciality Products Corp.*	148,287
6,775	PolyOne Corp.	265,377
6,290	PPG Industries, Inc.	721,589
7,814	Praxair, Inc.	934,164
906	Quaker Chemical Corp.	80,489
4,461	RPM International, Inc.	218,455
3,461	Scotts Miracle-Gro Co. (The)	204,926
1,417	Sensient Technologies Corp.	96,838
2,307	Sherwin Williams Co.	634,471
1,689	Stepan Co.	91,392
1,627	Trecora Resources*^	24,568
4,906	Tronox, Ltd., Class A	71,775
3,240	Valspar Corp. (The)^	265,097
2,909	W.R. Grace & Co.*	291,773
3,468	Westlake Chemical Corp.	237,870

		17,542,850

Commercial Services & Supplies (1.2%):
3,737	ABM Industries, Inc.	122,835
10,293	ACCO Brands Corp.*	79,977
14,927	ADT Corp. (The)^	501,099
4,271	ARC Document Solutions, Inc.*	32,502
2,727	Brady Corp., Class A^	67,466
1,886	Casella Waste Systems, Inc.*	10,580
2,003	CECO Environmental Corp.	22,694
3,896	Cintas Corp.	329,563
4,474	Clean Harbors, Inc.*^	240,433
8,112	Copart, Inc.*	287,814
7,746	Covanta Holding Corp.	164,138
4,117	Deluxe Corp.	255,254
1,220	G&K Services, Inc., Class A	84,351
4,520	Herman Miller, Inc.	130,764
2,671	HNI Corp.^	136,622
4,002	Interface, Inc.	100,250
8,571	KAR Auction Services, Inc.	320,555
2,829	Kimball International, Inc., Class B	34,401
3,654	Knoll, Inc.	91,460
1,875	Matthews International Corp., Class A	99,638
2,011	McGrath Rentcorp	61,195
2,641	Mobile Mini, Inc.	111,028
2,304	MSA Safety, Inc.	111,767
1,003	Multi-Color Corp.	64,072
1,552	NL Industries, Inc.*^	11,500
11,428	Pitney Bowes, Inc.	237,817

Continued

6

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,606	Quad Graphics, Inc.	$48,237
11,336	R.R. Donnelley & Sons Co.	197,586
17,116	Republic Services, Inc., Class A	670,433
12,227	Rollins, Inc.	348,836
1,467	SP Plus Corp.*	38,303
5,403	Steelcase, Inc., Class A	102,171
2,252	Stericycle, Inc.*	301,565
1,572	Team, Inc.*	63,273
4,683	Tetra Tech, Inc.	120,072
3,409	The Brink’s Co.	100,327
2,299	Trc Companies, Inc.*	23,335
7,765	Tyco International plc	298,797
1,022	UniFirst Corp.	114,311
1,309	US Ecology, Inc.^	63,774
9,952	Waste Connections, Inc.	468,938
11,930	Waste Management, Inc.	552,955
5,156	West Corp.	155,196

		7,377,884

Communications Equipment (1.3%):
3,394	ADTRAN, Inc.	55,153
1,072	Alliance Fiber Optic Products, Inc.^	19,886
12,243	Arris Group, Inc.*	374,636
29,104	Brocade Communications Systems, Inc.	345,756
1,318	CalAmp Corp.*^	24,067
3,965	Calix, Inc.*	30,174
7,195	Ciena Corp.*^	170,378
105,076	Cisco Systems, Inc.	2,885,386
15,261	CommScope Holding Co., Inc.*	465,612
316	Communications Systems, Inc.	3,321
2,952	EchoStar Corp., Class A*	143,703
2,442	EMCORE Corp.*	14,701
2,366	F5 Networks, Inc.*	284,748
5,961	Finisar Corp.*^	106,523
7,060	Harmonic, Inc.*	48,220
4,123	Harris Corp.	317,100
2,791	InterDigital, Inc.^	158,780
4,483	Ixia*	55,769
11,482	Juniper Networks, Inc.	298,188
909	KVH Industries, Inc.*	12,226
2,200	Motorola Solutions, Inc.	126,148
2,590	NETGEAR, Inc.*	77,752
1,082	Numerex Corp., Class A*^	9,240
1,097	Palo Alto Networks, Inc.*^	191,646
1,949	Plantronics, Inc.	109,748
7,530	Polycom, Inc.*	86,143
21,754	QUALCOMM, Inc.	1,362,452
2,608	Ruckus Wireless, Inc.*^	26,967
2,186	ViaSat, Inc.*^	131,728

		7,936,151

Construction & Engineering (0.5%):
8,556	Aecom Technology Corp.*^	283,032
800	Aegion Corp.*	15,152
2,172	Ameresco, Inc., Class A*^	16,616

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
1,245	Argan, Inc.	$50,211
9,571	Chicago Bridge & Iron Co. NV^	478,933
3,167	Comfort Systems USA, Inc.	72,683
2,560	Dycom Industries, Inc.*^	150,656
4,493	Emcor Group, Inc.	214,631
6,962	Fluor Corp.	369,056
2,615	Furmanite Corp.*	21,234
2,241	Granite Construction, Inc.	79,578
1,221	Integrated Electrical Services, Inc.*	8,669
7,332	Jacobs Engineering Group, Inc.*^	297,826
8,113	KBR, Inc.	158,041
1,578	MYR Group, Inc.*	48,855
574	NV5 Holdings, Inc.*	13,925
2,101	Orion Marine Group, Inc.*	15,169
11,687	Quanta Services, Inc.*	336,819

		2,631,086

Construction Materials (0.2%):
3,233	Eagle Materials, Inc.	246,775
4,198	Headwaters, Inc.*	76,488
1,929	Martin Marietta Materials, Inc.^	272,973
353	U.S. Lime & Minerals, Inc.	20,516
1,308	US Concrete, Inc.*	49,560
3,797	Vulcan Materials Co.	318,682

		984,994

Consumer Finance (0.9%):
21,738	American Express Co.	1,689,477
1,222	Asta Funding, Inc.*	10,240
12,087	Capital One Financial Corp.	1,063,293
2,740	Cash America International, Inc.	71,761
1,912	Consumer Portfolio Services, Inc.*^	11,950
1,440	Credit Acceptance Corp.*^	354,499
15,168	Discover Financial Services	873,980
1,968	Encore Capital Group, Inc.*^	84,112
3,948	EZCORP, Inc., Class A*	29,334
1,750	First Cash Financial Services, Inc.*	79,783
28,462	Navient Corp.	518,293
2,628	Nelnet, Inc.	113,819
750	Nicholas Financial, Inc.*	9,540
3,452	PRA Group, Inc.*^	215,094
960	Regional Mgmt Corp.*	17,146
3,911	Santander Consumer USA Holdings, Inc.*	100,004
25,434	SLM Corp.*	251,034
4,946	Springleaf Holdings, Inc.*	227,071

		5,720,430

Containers & Packaging (0.8%):
480	AEP Industries, Inc.*	26,496
5,032	AptarGroup, Inc.	320,891
8,497	Avery Dennison Corp.	517,807
5,487	Ball Corp.	384,913
8,105	Bemis Co., Inc.	364,806
4,924	Berry Plastics Group, Inc.*	159,538
3,728	Crown Holdings, Inc.*	197,248

Continued

7

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
31,666	Graphic Packaging Holding Co.	$441,107
1,310	Greif, Inc., Class B^	53,055
1,930	Greif, Inc., Class A^	69,191
2,608	Myers Industries, Inc.	49,552
14,800	Owens-Illinois, Inc.*	339,512
5,763	Packaging Corp. of America	360,130
8,366	Rock-Tenn Co., Class A	503,633
8,276	Sealed Air Corp.	425,221
5,736	Silgan Holdings, Inc.^	302,631
8,155	Sonoco Products Co.	349,523
538	UFP Technologies, Inc.*^	11,255

		4,876,509

Distributors (0.2%):
1,561	Core Markt Holdngs Co., Inc.	92,489
5,041	Genuine Parts Co.	451,322
12,475	LKQ Corp.*	377,306
2,491	Pool Corp.	174,818
1,621	VOXX International Corp.*	13,422
811	Weyco Group, Inc.^	24,184

		1,133,541

Diversified Consumer Services (0.3%):
1,304	American Public Education, Inc.*	33,539
3,117	Bright Horizons Family Solutions, Inc.*	180,163
3,401	Cambium Learning Group, Inc.*	14,522
918	Capella Education Co.	49,269
5,222	Career Education Corp.*	17,233
1,464	Carriage Services, Inc.	34,960
506	Collectors Universe, Inc.	10,090
270	Graham Holdings Co., Class B	290,264
3,582	Grand Canyon Education, Inc.*	151,877
10,916	H&R Block, Inc.	323,659
8,124	Houghton Mifflin Harcourt Co.*	204,725
2,988	K12, Inc.*	37,798
895	Liberty Tax, Inc.	22,151
2,211	National American University Holdings, Inc.	6,434
16,159	Service Corp. International	475,558
4,536	Sotheby’s^	205,209
982	Steiner Leisure*	52,812
622	Strayer Education, Inc.*	26,808
1,696	Universal Technical Institute, Inc.	14,586

		2,151,657

Diversified Financial Services (1.4%):
35,399	Berkshire Hathaway, Inc., Class B*	4,818,158
753	California First National Bancorp	10,158
4,785	CBOE Holdings, Inc.	273,798
6,484	CME Group, Inc.	603,401
3,237	Gain Capital Holdings, Inc.^	30,946
1,486	IntercontinentalExchange Group, Inc.	332,284
10,465	Leucadia National Corp.	254,090
1,798	MarketAxess Holdings, Inc.	166,800
974	Marlin Business Services, Inc.	16,441
7,751	McGraw-Hill Cos., Inc. (The)	778,588
3,411	Moody’s Corp.	368,252

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
2,951	MSCI, Inc., Class A	$181,634
4,805	NASDAQ OMX Group, Inc. (The)	234,532
3,621	Newstar Financial, Inc.*^	39,831
1,763	PICO Holdings, Inc.*	25,951
1,748	Resource America, Inc., Class A	14,701
1,767	Tiptree Financial, Inc., Class A^	12,811
6,436	Voya Financial, Inc.	299,081

		8,461,457

Diversified Telecommunication Services (1.8%):
117,486	AT&T, Inc.	4,173,103
1,419	Atlantic Tele-Network, Inc.	98,025
15,064	CenturyLink, Inc.	442,580
12,621	Cincinnati Bell, Inc.*	48,212
3,023	Cogent Communications Group, Inc.	102,298
1,623	FairPoint Communications, Inc.*	29,571
70,945	Frontier Communications Corp.	351,178
3,714	General Communication, Inc., Class A*	63,175
16,816	Globalstar, Inc.*	35,482
815	Hawaiian Telcom Holdco, Inc.*	21,272
1,994	IDT Corp.	36,052
3,003	Inteliquent, Inc.	55,255
4,444	Level 3 Communications, Inc.*	234,065
1,975	Lumos Networks Corp.	29,210
4,045	Orbcomm, Inc.*	27,304
116,615	Verizon Communications, Inc.	5,435,425

		11,182,207

Electric Utilities (1.2%):
2,950	ALLETE, Inc.	136,851
9,564	American Electric Power Co., Inc.	506,605
12,398	Duke Energy Corp.	875,546
6,122	Edison International	340,261
2,442	El Paso Electric Co.	84,640
2,643	Empire District Electric Co.^	57,617
4,408	Entergy Corp.	310,764
8,259	Eversource Energy	375,041
16,319	Exelon Corp.	512,743
9,988	FirstEnergy Corp.	325,109
1,272	Genie Energy, Ltd., Class B	13,318
9,652	Great Plains Energy, Inc.	233,192
3,155	IDACORP, Inc.^	177,122
9,481	ITC Holdings Corp.	305,099
2,096	MGE Energy, Inc.^	81,178
8,638	NextEra Energy, Inc.	846,782
5,315	OGE Energy Corp.	151,850
2,284	Otter Tail Power Co.^	60,754
2,939	Pinnacle West Capital Corp.	167,200
5,361	PNM Resources, Inc.	131,881
5,276	Portland General Electric Co.^	174,952
13,030	PPL Corp.	383,994
15,845	Southern Co. (The)	663,906
844	Unitil Corp.	27,869
7,918	Westar Energy, Inc.	270,954

		7,215,228

Continued

8

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.7%):
1,157	Acuity Brands, Inc.	$208,237
926	Allied Motion Technologies, Inc.	20,798
9,515	AMETEK, Inc.	521,232
1,953	AZZ, Inc.	101,165
3,229	Babcock & Wilcox Co. (The)	105,911
6,460	Eaton Corp. plc	435,985
15,630	Emerson Electric Co.	866,371
1,574	Encore Wire Corp.	69,712
3,345	EnerSys	235,120
3,160	Franklin Electric Co., Inc.	102,163
4,065	Generac Holdings, Inc.*^	161,584
3,673	General Cable Corp.	72,468
1,311	Global Power Equipment Group, Inc.^	10,173
11,104	GrafTech International, Ltd.*	55,076
215	Hubbell, Inc., Class A	23,177
1,932	Hubbell, Inc., Class B	209,197
1,831	LSI Industries, Inc.	17,102
415	Power Solutions International, Inc.*	22,418
1,248	Powersecure International, Inc.*	18,420
400	Preformed Line Products Co.	15,088
2,535	Regal-Beloit Corp.	184,016
5,384	Rockwell Automation, Inc.^	671,062
4,783	Sensata Technologies Holding NV*	252,255
228	SL Industries, Inc.*	8,803
1,790	Solarcity Corp.*^	95,855
2,410	Thermon Group Holdings, Inc.*	58,009

		4,541,397

Electronic Equipment, Instruments & Components (1.2%):
10,547	Amphenol Corp., Class A	611,410
2,510	Anixter International, Inc.*	163,527
6,881	Arrow Electronics, Inc.*	383,960
9,703	Avnet, Inc.	398,890
12,048	AVX Corp.	162,166
867	Badger Meter, Inc.^	55,046
1,955	Belden CDT, Inc.	158,805
8,162	CDW Corp.	279,793
3,190	Checkpoint Systems, Inc.	32,474
3,912	Cognex Corp.	188,167
1,412	Coherent, Inc.*	89,634
24,175	Corning, Inc.	476,973
1,747	CUI Global, Inc.*^	8,840
2,838	Daktronics, Inc.	33,659
3,167	Dolby Laboratories, Inc., Class A	125,667
516	DTS, Inc.*	15,733
1,835	Electro Rent Corp.	19,928
2,339	Electro Scientific Industries, Inc.	12,327
2,696	Fabrinet*	50,496
1,007	FARO Technologies, Inc.*	47,027
1,256	FEI Co.	104,160
7,218	FLIR Systems, Inc.	222,459
640	Frequency Electronics, Inc.*	7,219
1,955	GSI Group, Inc.*	29,384
1,004	Identiv, Inc.*^	5,914
4,641	II-VI, Inc.*	88,086

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
8,931	Ingram Micro, Inc., Class A*	$223,543
3,140	IPG Photonics Corp.*	267,450
2,195	Itron, Inc.*	75,596
14,490	Jabil Circuit, Inc.	308,492
3,410	KEMET Corp.*	9,821
11,265	Keysight Technologies, Inc.*	351,355
1,036	Littlelfuse, Inc.	98,306
2,613	Mercury Computer Systems, Inc.*	38,254
214	Mesa Labs, Inc.^	19,025
2,290	Methode Electronics, Inc., Class A	62,861
567	MOCON, Inc.	9,044
915	MTS Systems Corp.	63,089
1,857	Multi-Fineline Electronix, Inc.*	40,594
1,799	Napco Security Technologies, Inc.*	10,308
5,833	National Instruments Corp.	171,840
2,619	Newport Corp.*	49,656
1,498	OSI Systems, Inc.*	106,043
1,553	Park Electrochemical Corp.	29,755
1,087	PCM, Inc.*	10,903
772	Perceptron, Inc.*	8,152
1,681	Planar Systems, Inc.*	7,329
2,255	Plexus Corp.*	98,949
4,858	RadiSys Corp.*	12,436
2,153	Rofin-Sinar Technologies, Inc.*	59,423
1,193	Rogers Corp.*	78,905
6,195	Sanmina Corp.*	124,891
2,157	ScanSource, Inc.*	82,095
2,996	SYNNEX Corp.	219,277
7,695	TE Connectivity, Ltd.	494,789
11,016	Trimble Navigation, Ltd.*	258,435
6,321	TTM Technologies, Inc.*	63,147
585	Wayside Technology Group, Inc.	11,595
1,769	Zebra Technologies Corp., Class A*	196,447

		7,433,549

Energy Equipment & Services (1.0%):
10,900	Cameron International Corp.*	570,833
8,386	Diamond Offshore Drilling, Inc.^	216,443
1,558	Era Group, Inc.*	31,908
6,591	Forum Energy Technologies, Inc.*	133,665
1,086	Gulf Island Fabrication, Inc.	12,131
22,785	Halliburton Co.	981,350
6,005	Helmerich & Payne, Inc.^	422,872
1,750	Matrix Service Co.*	31,990
935	Natural Gas Services Group*	21,337
13,657	Noble Corp. plc	210,181
8,208	Oceaneering International, Inc.	382,411
9,357	Parker Drilling Co.*	31,065
974	PHI, Inc.*	29,239
6,920	Rowan Cos. plc, Class A	146,081
13,318	RPC, Inc.^	184,188
24,025	Schlumberger, Ltd.	2,070,715
11,176	Superior Energy Services, Inc.	235,143

		5,711,552

Continued

9

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.8%):
3,779	Casey’s General Stores, Inc.	$361,801
1,143	Chefs’ Warehouse, Inc.*^	24,277
10,463	Costco Wholesale Corp.	1,413,133
20,762	CVS Health Corp.	2,177,519
1,267	Ingles Markets, Inc., Class A	60,525
13,560	Kroger Co. (The)	983,236
1,720	Natural Grocers by Vitamin Cottage, Inc.*^	42,346
1,852	PriceSmart, Inc.^	168,976
27,665	Rite AID Corp.*	231,003
674	SpartanNash Co.	21,932
5,794	Sprouts Farmers Market, Inc.*^	156,322
16,013	Supervalu, Inc.*	129,545
14,041	Sysco Corp.	506,880
3,347	United Natural Foods, Inc.*^	213,137
738	Village Super Market, Inc.	23,387
18,022	Walgreens Boots Alliance, Inc.	1,521,778
38,438	Wal-Mart Stores, Inc.	2,726,408
2,367	Weis Markets, Inc.	99,769
9,659	Whole Foods Market, Inc.	380,951

		11,242,925

Food Products (1.6%):
13,576	Archer-Daniels-Midland Co.	654,635
4,685	B&G Foods, Inc.^	133,663
2,500	Boulder Brands, Inc.*^	17,350
4,129	Bunge, Ltd.	362,526
808	Calavo Growers, Inc.	41,959
12,411	Campbell Soup Co.^	591,384
7,455	ConAgra Foods, Inc.	325,933
5,447	Dean Foods Co.	88,078
2,089	Diamond Foods, Inc.*^	65,553
1,004	Farmer Brothers Co.*	23,594
13,535	Flowers Foods, Inc.^	286,265
13,416	General Mills, Inc.	747,539
2,962	Hain Celestial Group, Inc.*	195,077
4,279	Hershey Co.	380,104
5,968	Hormel Foods Corp.	336,416
5,731	Ingredion, Inc.	457,391
1,198	Inventure Foods, Inc.*^	12,160
1,150	J & J Snack Foods Corp.	127,271
5,227	J.M. Smucker Co. (The)	566,659
300	John B Sanfilippo And Son, Inc.	15,570
6,185	Kellogg Co.	387,800
1,671	Lancaster Colony Corp.	151,810
3,829	McCormick & Co.	309,958
389	McCormick & Co., Inc.	31,536
5,324	Mead Johnson Nutrition Co.	480,331
22,092	Mondelez International, Inc., Class A	908,864
4,778	Pilgrim’s Pride Corp.	109,751
9,318	Pinnacle Foods, Inc.	424,342
3,941	Post Holdings, Inc.*	212,538
43	Seaboard Corp.*	154,757
677	Seneca Foods Corp., Class A*	18,800
4,064	Snyders-Lance, Inc.	131,145
2,430	TreeHouse Foods, Inc.*	196,903

Shares		Fair Value
Common Stocks, continued
Food Products, continued
12,982	Tyson Foods, Inc., Class A	$553,423
4,692	WhiteWave Foods Co., Class A*	229,345

		9,730,430

Gas Utilities (0.5%):
7,858	AGL Resources, Inc.	365,868
6,637	Atmos Energy Corp.	340,345
900	Chesapeake Utilities Corp.	48,465
519	Delta Natural Gas Co., Inc.	10,432
1,024	Gas Natural, Inc.	10,547
5,114	National Fuel Gas Co.^	301,163
5,713	New Jersey Resources Corp.	157,393
1,671	Northwest Natural Gas Co.	70,483
3,527	ONE Gas, Inc.^	150,109
5,305	Piedmont Natural Gas Co., Inc.	187,320
11,558	Questar Corp.	241,678
155	RGC Resources, Inc.^	3,100
4,168	South Jersey Industries, Inc.	103,075
2,850	Southwest Gas Corp.	151,649
2,633	The Laclede Group, Inc.^	137,074
12,086	UGI Corp.	416,362
3,316	WGL Holdings, Inc.	180,026

		2,875,089

Health Care Equipment & Supplies (2.0%):
1,143	Abaxis, Inc.^	58,842
20,433	Abbott Laboratories	1,002,852
5,108	Alere, Inc.*	269,447
3,121	Align Technology, Inc.*	195,718
703	Analogic Corp.	55,467
2,726	AngioDynamics, Inc.*	44,706
1,103	Anika Therapeutics, Inc.*	36,432
115	Atrion Corp.	45,116
12,134	Baxter International, Inc.	848,531
4,022	Becton, Dickinson & Co.	569,716
13,439	Boston Scientific Corp.*	237,870
2,558	C.R. Bard, Inc.	436,651
2,183	Cantel Medical Corp.	117,162
300	CONMED Corp.	17,481
1,366	Cooper Cos., Inc. (The)	243,107
1,619	CryoLife, Inc.	18,262
2,168	Cyberonics, Inc.*^	128,909
1,230	Cynosure, Inc., Class A*	47,453
3,960	DENTSPLY International, Inc.	204,138
1,491	Derma Sciences, Inc.*^	10,676
1,493	Dexcom, Inc.*	119,410
4,274	Edwards Lifesciences Corp.*	608,746
1,052	Exactech, Inc.*	21,913
4,329	Globus Medical, Inc., Class A*	111,125
1,444	Greatbatch, Inc.*	77,860
2,946	Haemonetics Corp.*	121,847
3,533	Halyard Health, Inc.*^	143,087
3,413	Hill-Rom Holdings, Inc.	185,428
15,973	Hologic, Inc.*	607,932
497	ICU Medical, Inc.*	47,543

Continued

10

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,716	IDEXX Laboratories, Inc.*^	$238,344
1,874	Integra LifeSciences Holdings Corp.*	126,251
755	Intuitive Surgical, Inc.*	365,798
2,327	Invacare Corp.	50,333
1,209	LeMaitre Vascular, Inc.	14,581
3,945	Masimo Corp.*	152,829
18,043	Medtronic plc	1,336,985
3,164	Meridian Bioscience, Inc.	58,977
2,425	Merit Medical Systems, Inc.*	52,235
952	Natus Medical, Inc.*	40,517
1,702	Neogen Corp.*	80,743
1,459	NuVasive, Inc.*	69,127
1,074	Orthofix International NV*	35,571
3,726	ResMed, Inc.^	210,035
3,310	RTI Surgical, Inc.*^	21,383
2,924	Sirona Dental Systems, Inc.*^	293,628
4,995	St. Jude Medical, Inc.	364,985
3,912	STERIS Corp.^	252,089
4,367	Stryker Corp.	417,354
785	Surmodics, Inc.*	18,385
2,356	Teleflex, Inc.	319,120
1,676	Thoratec Corp.*	74,699
227	Utah Medical Products, Inc.	13,536
3,306	Varian Medical Systems, Inc.*	278,795
691	Vascular Solutions, Inc.*	23,992
4,404	West Pharmaceutical Services, Inc.	255,784
4,717	Zimmer Holdings, Inc.	515,238

		12,314,741

Health Care Providers & Services (3.4%):
3,247	Acadia Healthcare Co., Inc.*^	254,338
1,958	Aceto Corp.	48,226
634	Addus HomeCare Corp.*	17,663
9,600	Aetna, Inc.	1,223,615
3,470	Air Methods Corp.*^	143,450
666	Alliance HealthCare Services, Inc.*	12,448
542	Almost Family, Inc.*	21,631
1,915	Amedisys, Inc.*	76,083
5,214	AmerisourceBergen Corp.	554,457
3,501	AMN Healthcare Services, Inc.*	110,597
3,240	AmSurg Corp.*	226,638
6,478	Anthem, Inc.	1,063,299
1,157	BioTelemetry, Inc.*	10,911
5,253	Brookdale Senior Living, Inc.*	182,279
1,321	Capital Senior Living Corp.*	32,365
7,734	Cardinal Health, Inc.	646,949
3,352	Centene Corp.*	269,501
1,288	Chemed Corp.^	168,857
4,923	CIGNA Corp.	797,526
9,271	Community Health Systems, Inc.*	583,795
1,871	CorVel Corp.*	59,909
8,182	DaVita, Inc.*	650,224
5,274	Envision Healthcare Holdings, Inc.*	208,218
2,510	ExamWorks Group, Inc.*	98,141
20,060	Express Scripts Holding Co.*	1,784,135

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
3,745	Five Star Quality Care, Inc.*	$17,976
2,639	Hanger Orthopedic Group, Inc.*^	61,858
5,584	HCA Holdings, Inc.*	506,580
4,439	Health Net, Inc.*	284,629
4,930	HealthSouth Corp.	227,076
2,040	Healthways, Inc.*	24,439
2,255	Henry Schein, Inc.*	320,481
4,142	Humana, Inc.	792,282
2,629	InfuSystems Holdings, Inc.*	8,387
1,149	IPC Healthcare, Inc.*	63,643
2,769	Kindred Healthcare, Inc.	56,183
3,322	Laboratory Corp. of America Holdings*	402,693
1,626	LHC Group, Inc.*	62,195
2,100	LifePoint Hospitals, Inc.*	182,595
2,025	Magellan Health Services, Inc.*	141,892
5,524	McKesson, Inc.	1,241,849
2,729	MEDNAX, Inc.*	202,246
3,066	Molina Healthcare, Inc.*^	215,540
1,075	National Healthcare Corp.	69,864
1,219	National Research Corp.	17,322
4,252	Omnicare, Inc.	400,751
4,172	Owens & Minor, Inc.^	141,848
6,645	Patterson Cos., Inc.	323,279
1,669	PharMerica Corp.*	55,578
2,269	Premier, Inc., Class A*	87,266
1,197	Providence Service Corp.*	53,003
8,208	Quest Diagnostics, Inc.^	595,244
2,518	RadNet, Inc.*	16,845
9,791	Select Medical Holdings Corp.	158,614
3,573	Surgical Care Affiliates, Inc.*	137,132
4,086	Team Health Holdings, Inc.*	266,938
5,676	Tenet Healthcare Corp.*	328,527
1,529	The Ensign Group, Inc.	78,071
1,840	Triple-S Management Corp., Class B*	47,214
937	U.S. Physical Therapy, Inc.	51,310
22,626	UnitedHealth Group, Inc.	2,760,371
6,141	Universal American Financial Corp.*	62,147
3,476	Universal Health Services, Inc., Class B	493,940
3,789	VCA Antech, Inc.*	206,141
2,512	WellCare Health Plans, Inc.*	213,093

		20,622,297

Health Care Technology (0.2%):
11,176	Allscripts Healthcare Solutions, Inc.*	152,888
1,100	athenahealth, Inc.*^	126,038
5,836	Cerner Corp.*	403,035
639	Computer Programs & Systems, Inc.	34,135
3,974	MedAssets, Inc.*	87,666
5,545	Merge Healthcare, Inc.*	26,616
1,095	Omnicell, Inc.*	41,292
2,725	Quality Systems, Inc.	45,153
1,747	Simulations Plus, Inc.	10,954
1,663	Veeva Systems, Inc., Class A*^	46,614

		974,391

Continued

11

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.6%):
11,656	Aramark Holdings Corp.	$360,986
7,927	Belmond, Ltd., Class A*	99,008
159	Biglari Holdings, Inc.*	65,786
1,927	BJ’s Restaurants, Inc.*	93,363
11,520	Bloomin’ Brands, Inc.	245,952
1,441	Bravo Brio Restaurant Group, Inc.*	19,526
2,587	Brinker International, Inc.	149,141
1,469	Buffalo Wild Wings, Inc.*^	230,178
7,384	Carnival Corp.	364,696
2,043	Carrols Restaurant Group, Inc.*	21,247
1,723	Century Casinos, Inc.*	10,855
795	Chipotle Mexican Grill, Inc.*	480,967
3,453	Choice Hotels International, Inc.	187,325
748	Chuy’s Holdings, Inc.*^	20,039
3,651	ClubCorp Holdings, Inc.^	87,186
2,397	Cracker Barrel Old Country Store, Inc.^	357,537
2,581	Darden Restaurants, Inc.	183,457
1,574	Del Frisco’s Restaurant Group, Inc.*	29,324
4,856	Denny’s Corp.*	56,378
4,306	Diamond Resorts International, Inc.*	135,854
1,158	DineEquity, Inc.	114,746
3,665	Domino’s Pizza, Inc.	415,611
6,112	Dunkin’ Brands Group, Inc.^	336,160
1,277	Fiesta Restaurant Group, Inc.*^	63,850
386	Frisch’s Restaurants, Inc.	12,958
5,639	Hilton Worldwide Holdings, Inc.*	155,354
1,044	Hyatt Hotels Corp., Class A*	59,184
3,435	Interval Leisure Group, Inc.	78,490
2,174	Jack in the Box, Inc.	191,660
671	Jamba, Inc.*^	10,394
2,949	Krispy Kreme Doughnuts, Inc.*	56,798
11,175	Las Vegas Sands Corp.	587,470
2,136	Luby’s, Inc.*	10,360
4,182	Marriott International, Inc., Class A	311,099
2,136	Marriott Vacations Worldwide Corp.	195,978
25,131	McDonald’s Corp.	2,389,203
341	Nathans Famous, Inc.	12,637
5,162	Norwegian Cruise Line Holdings, Ltd.*	289,278
2,346	Panera Bread Co., Class A*^	410,010
2,292	Papa John’s International, Inc.	173,298
1,317	Popeyes Louisiana Kitchen, Inc.*	79,007
886	RCI Hospitality Holdings, Inc.*	10,543
1,501	Red Lion Hotels Corp.*	11,498
878	Red Robin Gourmet Burgers*	75,350
2,640	Restaurant Brands International, Inc.	100,874
9,666	Royal Caribbean Cruises, Ltd.	760,618
3,127	Ruth’s Hospitality Group, Inc.	50,407
6,758	SeaWorld Entertainment, Inc.	124,618
5,250	Six Flags Entertainment Corp.	235,463
1,933	Sonic Corp.	55,670
2,826	Speedway Motorsports, Inc.	64,009
42,723	Starbucks Corp.	2,290,593
6,861	Starwood Hotels & Resorts Worldwide, Inc.	556,358
4,257	Texas Roadhouse, Inc.	159,340

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,028	The Cheesecake Factory, Inc.	$219,667
1,604	Town Sports International Holdings, Inc.*	4,652
2,755	Vail Resorts, Inc.	300,846
24,420	Wendy’s Co. (The)	275,458
3,982	Wyndham Worldwide Corp.	326,166
11,870	Yum! Brands, Inc.	1,069,250

		15,843,730

Household Durables (0.8%):
504	Cavco Industries, Inc.*	38,022
9,991	D.R. Horton, Inc.	273,354
1,910	Ethan Allen Interiors, Inc.^	50,309
5,743	Garmin, Ltd.	252,290
1,807	Harman International Industries, Inc.	214,925
1,111	Helen of Troy, Ltd.*	108,311
500	Hooker Furniture Corp.	12,555
3,931	La-Z-Boy, Inc.	103,543
5,279	Leggett & Platt, Inc.^	256,982
670	Lennar Corp., Class B	28,890
7,538	Lennar Corp., Class A^	384,740
1,249	Libbey, Inc.	51,621
1,017	Lifetime Brands, Inc.	15,021
3,757	M.D.C. Holdings, Inc.^	112,597
1,880	M/I Homes, Inc.*	46,380
3,168	Meritage Corp.*	149,181
3,077	Mohawk Industries, Inc.*	587,399
7,131	Newell Rubbermaid, Inc.	293,155
312	NVR, Inc.*	418,080
10,679	PulteGroup, Inc.	215,182
1,566	Skullcandy, Inc.*	12,011
21,167	Standard Pacific Corp.*^	188,598
1,545	Taylor Morrison Home Corp., Class A*	31,456
3,400	Tempur-Pedic International, Inc.*	224,060
1,137	The Dixie Group, Inc.*^	11,939
5,454	Toll Brothers, Inc.*	208,288
11,971	TRI Pointe Homes, Inc.*	183,156
2,946	Tupperware Brands Corp.	190,135
718	Universal Electronics, Inc.*	35,785
2,999	Whirlpool Corp.	518,977
2,147	William Lyon Homes, Class A*	55,113
1,918	Zagg, Inc.*	15,191

		5,287,246

Household Products (1.4%):
3,686	Church & Dwight Co., Inc.	299,045
5,232	Clorox Co. (The)	544,233
24,416	Colgate-Palmolive Co.	1,597,051
1,106	Energizer Holdings, Inc.	145,494
15,273	HRG Group, Inc.*	198,549
9,918	Kimberly-Clark Corp.	1,051,010
333	Oil-Dri Corp.	10,117
582	Orchids Paper Products Co.	14,009
51,247	Procter & Gamble Co. (The)	4,009,564

Continued

12

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
4,033	Spectrum Brands Holdings, Inc.	$411,326
698	WD-40 Co.	60,838

		8,341,236

Independent Power and Renewable Electricity Producers (0.3%):
18,368	AES Corp. (The)	243,560
31,955	Calpine Corp.*	574,869
7,034	Dynegy, Inc.*	205,745
14,628	NRG Energy, Inc.	334,689
2,123	NRG Yield, Inc., Class A	46,472
2,123	NRG Yield, Inc., Class A^	46,685
4,183	Pattern Energy Group, Inc.^	118,714
1,627	Talen Energy Corp.*	27,919

		1,598,653

Industrial Conglomerates (1.3%):
16,212	3M Co.	2,501,512
2,793	Carlisle Cos., Inc.	279,635
13,175	Danaher Corp.	1,127,648
136,010	General Electric Co.	3,613,785
1,736	Raven Industries, Inc.	35,293
2,845	Roper Industries, Inc.	490,649

		8,048,522

Insurance (3.8%):
6,370	ACE, Ltd.	647,701
9,911	AFLAC, Inc.	616,464
457	Alleghany Corp.*	214,223
5,452	Allied World Assurance Co. Holdings AG	235,635
9,076	Allstate Corp. (The)	588,760
4,095	Ambac Financial Group, Inc.*	68,141
6,319	American Equity Investment Life Holding Co.	170,487
5,202	American Financial Group, Inc.	338,338
25,911	American International Group, Inc.	1,601,819
2,043	American National Insurance Co.	209,040
1,543	Amerisafe, Inc.	72,614
6,227	AmTrust Financial Services^	407,931
5,048	Aon plc	503,185
3,277	Arch Capital Group, Ltd.*	219,428
7,028	Arthur J. Gallagher & Co.	332,424
3,939	Aspen Insurance Holdings, Ltd.	188,678
4,556	Assurant, Inc.	305,252
12,605	Assured Guaranty, Ltd.	302,394
10,102	Brown & Brown, Inc.	331,952
5,173	Chubb Corp. (The)	492,159
4,635	Cincinnati Financial Corp.	232,584
1,199	CNA Financial Corp.	45,814
2,354	Crawford & Co.	19,844
2,915	Crawford & Co., Class A	22,183
1,631	Donegal Group, Inc., Class A	24,840
1,547	EMC Insurance Group, Inc.	38,771
2,393	Employers Holdings, Inc.	54,513
3,229	Endurance Specialty Holdings, Ltd.^	212,145
1,007	Enstar Group, Ltd.*	156,035
4,220	Erie Indemnity Co., Class A	346,335
1,892	Everest Re Group, Ltd.	344,364
1,054	Federated National Holding Co.	25,507

Shares		Fair Value
Common Stocks, continued
Insurance, continued
7,742	First American Financial Corp.^	$288,080
695	Global Indemnity plc*	19,516
2,383	Greenlight Capital Re, Ltd.*	69,512
1,469	Hallmark Financial Services, Inc.*	16,717
2,378	Hanover Insurance Group, Inc. (The)	176,043
18,780	Hartford Financial Services Group, Inc. (The)	780,685
5,815	HCC Insurance Holdings, Inc.	446,825
997	HCI Group, Inc.	44,077
1,317	Independence Holding Co.	17,371
153	Investors Title Co.	10,846
821	Kansas City Life Insurance Co.	37,528
700	Kemper Corp.^	26,985
7,124	Lincoln National Corp.	421,883
10,557	Loews Corp.	406,550
5,556	Maiden Holdings, Ltd.	87,674
399	Markel Corp.*^	319,471
12,507	Marsh & McLennan Cos., Inc.	709,147
3,416	Mercury General Corp.^	190,100
21,461	MetLife, Inc.	1,201,601
1,498	National Interstate Corp.^	40,925
262	National Western Life Insurance Co., Class A	62,746
15,982	Old Republic International Corp.	249,799
1,796	Onebeacon Insurance Group, Ltd.	26,060
4,021	Primerica, Inc.	183,719
13,182	Principal Financial Group, Inc.	676,105
4,240	ProAssurance Corp.	195,930
34,117	Progressive Corp. (The)	949,476
8,861	Prudential Financial, Inc.	775,515
3,855	Reinsurance Group of America, Inc.	365,724
3,030	RenaissanceRe Holdings, Ltd.	307,576
2,855	RLI Corp.	146,718
3,178	StanCorp Financial Group, Inc.	240,289
3,118	State Auto Financial Corp.	74,676
1,761	Stewart Information Services Corp.	70,088
9,398	Symetra Financial Corp.	227,150
3,501	Torchmark Corp.	203,828
11,259	Travelers Cos., Inc. (The)	1,088,295
1,616	United Insurance Holdings Co.^	25,113
3,169	Universal Insurance Holdings, Inc.	76,690
7,275	UnumProvident Corp.	260,081
4,691	Validus Holdings, Ltd.	206,357
5,735	W.R. Berkley Corp.	297,819
342	White Mountains Insurance Group, Ltd.	223,989
4,786	Willis Group Holdings plc	224,463
7,339	XL Group plc	273,011

		22,112,313

Internet & Catalog Retail (1.2%):
2,093	1-800 Flowers.com, Inc., Class A*	21,893
9,398	Amazon.com, Inc.*	4,079,577
691	Blue Nile, Inc.*	20,999
2,685	CafePress, Inc.*	12,083
3,740	Expedia, Inc.	408,969
1,483	Gaiam, Inc., Class A*^	9,699
19,321	Groupon, Inc.*	97,185

Continued

13

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail, continued
3,311	HSN, Inc.	$232,399
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	173,472
822	Netflix, Inc.*	540,005
1,637	Nutri/System, Inc.	40,729
1,213	Priceline Group, Inc. (The)*	1,396,611
2,141	Shutterfly, Inc.*	102,361
4,247	TripAdvisor, Inc.*^	370,084

		7,506,066

Internet Software & Services (1.8%):
3,020	Actua Corp.*	43,065
4,907	Akamai Technologies, Inc.*	342,607
2,044	Cimpress NV*	172,023
430	CoStar Group, Inc.*	86,542
3,069	DealerTrack Holdings, Inc.*	192,703
1,546	Demand Media, Inc.*^	9,833
4,681	DHI Group, Inc.*	41,614
9,400	EarthLink Holdings Corp.	70,406
20,891	eBay, Inc.*	1,258,474
990	Envestnet, Inc.*	40,026
25,508	Facebook, Inc., Class A*	2,187,694
4,092	Google, Inc., Class C*	2,129,927
3,838	Google, Inc., Class A*	2,072,674
1,270	GTT Communications, Inc.*	30,315
5,129	IAC/InterActiveCorp	408,576
3,284	Internap Network Services Corp.*	30,377
3,214	Intralinks Holdings, Inc.*	38,279
2,946	j2 Global, Inc.	200,151
5,660	Limelight Networks, Inc.*	22,300
834	LinkedIn Corp., Class A*	172,329
2,502	Marchex, Inc.	12,385
6,852	Monster Worldwide, Inc.*^	44,812
3,759	NIC, Inc.	68,715
2,520	QuinStreet, Inc.*	16,254
752	Qumu Corp.*	6,196
5,613	Rackspace Hosting, Inc.*	208,747
2,745	RealNetworks, Inc.*	14,850
401	Reis, Inc.	8,894
1,895	TechTarget*	16,922
1,344	Travelzoo, Inc.*	15,160
3,390	Tremor Video, Inc.*^	9,865
2,871	Twitter, Inc.*	103,988
3,098	VeriSign, Inc.*^	191,209
4,619	Web.com Group, Inc.*	111,872
2,525	WebMD Health Corp.*	111,807
17,225	Yahoo!, Inc.*	676,770
641	Zillow Group, Inc., Class A*^	55,600

		11,223,961

IT Services (3.9%):
16,856	Accenture plc, Class A	1,631,323
4,417	Acxiom Corp.*	77,651
2,562	Alliance Data Systems Corp.*	747,950
6,911	Amdocs, Ltd.	377,271
10,694	Automatic Data Processing, Inc.	857,980
1,535	Blackhawk Network Holdings, Inc.*	63,242

Shares		Fair Value
Common Stocks, continued
IT Services, continued
8,907	Booz Allen Hamilton Holding Corp.	$224,813
5,121	Broadridge Financial Solutions, Inc.	256,101
900	CACI International, Inc., Class A*	72,801
4,434	Cardtronics, Inc.*^	164,280
521	Cass Information Systems, Inc.	29,291
5,879	CIBER, Inc.*	20,283
11,608	Cognizant Technology Solutions Corp., Class A*	709,133
3,769	Computer Sciences Corp.	247,397
5,794	CoreLogic, Inc.*	229,964
2,608	CSG Systems International, Inc.	82,569
1,260	Datalink Corp.*	11,264
3,048	DST Systems, Inc.	383,987
1,394	Epam Systems, Inc.*	99,295
2,917	Essendant, Inc.	114,492
3,396	Euronet Worldwide, Inc.*	209,533
1,896	Exlservice Holdings, Inc.*	65,564
12,283	Fidelity National Information Services, Inc.	759,089
7,889	Fiserv, Inc.*	653,446
1,827	FleetCor Technologies, Inc.*	285,122
825	Forrester Research, Inc.	29,717
2,317	Gartner, Inc.*	198,752
14,124	Genpact, Ltd.*	301,265
4,871	Global Cash Access Holdings, Inc.*	37,702
2,666	Global Payments, Inc.	275,798
2,090	Heartland Payment Systems, Inc.	112,965
3,433	Higher One Holdings, Inc.*	10,265
3,845	iGATE Corp.*	183,368
25,154	International Business Machines Corp.	4,091,549
6,178	Jack Henry & Associates, Inc.	399,717
4,003	Lionbridge Technologies, Inc.*	24,699
1,840	ManTech International Corp., Class A	53,360
26,787	MasterCard, Inc., Class A	2,504,048
3,726	Maximus, Inc.	244,910
3,966	ModusLink Global Solutions, Inc.*^	13,484
1,007	NCI, Inc., Class A	10,402
14,412	Paychex, Inc.^	675,635
2,322	Perficient, Inc.*	44,675
840	PFSweb, Inc.*	11,642
2,591	Science Applications International Corp.	136,934
6,403	Servicesource International, Inc.*	35,024
1,241	StarTek, Inc.*	7,322
3,283	Sykes Enterprises, Inc.*	79,613
4,553	Syntel, Inc.*^	216,176
3,701	TeleTech Holdings, Inc.	100,223
10,951	Teradata Corp.*^	405,187
1,357	The Hackett Group, Inc.	18,225
6,995	Total System Services, Inc.	292,181
3,021	Unisys Corp.*^	60,390
5,853	Vantive, Inc., Class A*	223,526
5,190	VeriFone Systems, Inc.*	176,252
899	Virtusa Corp.*	46,209
36,614	Visa, Inc., Class A	2,458,630
20,683	Western Union Co.^	420,485

Continued

14

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
2,362	Wex, Inc.*	$269,197
47,016	Xerox Corp.	500,250

		23,043,618

Leisure Products (0.3%):
864	Arctic Cat, Inc.	28,693
5,928	Brunswick Corp.	301,498
3,789	Callaway Golf Co.	33,874
658	Escalade, Inc.^	12,101
5,080	Hasbro, Inc.	379,933
1,198	Marine Products Corp.	7,476
12,323	Mattel, Inc.^	316,578
1,932	Nautilus Group, Inc.*	41,557
2,607	Polaris Industries, Inc.	386,123
4,759	Vista Outdoor, Inc.*	213,679

		1,721,512

Life Sciences Tools & Services (0.7%):
2,368	Affymetrix, Inc.*^	25,859
10,000	Agilent Technologies, Inc.	385,800
1,365	Bio-Rad Laboratories, Inc., Class A*	205,583
1,690	Bio-Techne Corp.	166,414
7,817	Bruker Corp.*	159,545
2,431	Cambrex Corp.*	106,818
3,826	Charles River Laboratories International, Inc.*	269,121
1,979	Harvard Bioscience, Inc.*	11,280
3,178	Illumina, Inc.*	693,948
2,457	Luminex Corp.*	42,408
1,117	Mettler-Toledo International, Inc.*	381,411
4,623	PAREXEL International Corp.*	297,305
3,436	PerkinElmer, Inc.	180,871
2,883	Quintiles Transnational Holdings, Inc.*	209,335
7,334	Thermo Fisher Scientific, Inc.	951,659
2,208	Waters Corp.*	283,463

		4,370,820

Machinery (2.9%):
4,467	Accuride Corp.*	17,198
6,394	AGCO Corp.^	363,051
2,170	Albany International Corp., Class A	86,366
14,459	Allison Transmission Holdings, Inc.	423,070
1,977	Altra Industrial Motion Corp.	53,735
1,445	ARC Group Worldwide, Inc.*^	7,659
2,035	Astec Industries, Inc.	85,104
3,610	Barnes Group, Inc.	140,754
4,549	Blount International, Inc.*	49,675
13,810	Caterpillar, Inc.	1,171,365
2,289	Chart Industries, Inc.*	81,832
1,021	CIRCOR International, Inc.	55,675
3,541	CLARCOR, Inc.	220,392
5,831	Colfax Corp.*^	269,101
1,526	Columbus McKinnon Corp.	38,150
2,706	Commercial Vehicle Group, Inc.*	19,510
3,811	Crane Co.	223,820
4,259	Cummins, Inc.	558,738
9,163	Deere & Co.^	889,269

Shares		Fair Value
Common Stocks, continued
Machinery, continued
11,159	Donaldson Co., Inc.^	$399,492
1,924	Douglas Dynamics, Inc.	41,328
6,235	Dover Corp.	437,572
1,316	EnPro Industries, Inc.	75,302
1,981	ESCO Technologies, Inc.	74,109
4,690	Federal Signal Corp.	69,928
6,370	Flowserve Corp.	335,444
694	FreightCar America, Inc.	14,491
1,046	Gencor Industries, Inc.*	10,115
1,203	Global Brass & Copper Holdings, Inc.	20,463
3,341	Graco, Inc.	237,311
995	Hardinge, Inc.	9,801
7,203	Harsco Corp.^	118,850
4,761	Hillenbrand, Inc.	146,163
490	Hurco Cos, Inc.	16,964
1,063	Hyster-Yale Materials Handling, Inc., Class A^	73,645
5,043	IDEX Corp.	396,279
8,094	Illinois Tool Works, Inc.	742,948
10,352	Ingersoll-Rand plc	697,932
5,449	ITT Corp.	227,986
1,662	John Bean Technologies Corp.	62,475
4,427	Kennametal, Inc.	151,049
143	Key Technology, Inc.*	1,888
787	L.B. Foster Co., Class A	27,238
4,630	Lincoln Electric Holdings, Inc.	281,921
1,213	Manitex International, Inc.*^	9,267
5,860	Meritor, Inc.*	76,883
3,505	Middleby Corp. (The)*	393,366
3,785	Mueller Industries, Inc.	131,415
15,582	Mueller Water Products, Inc., Class A	141,796
1,258	NN, Inc.^	32,104
4,854	Nordson Corp.^	378,078
158	Omega Flex, Inc.	5,950
6,301	Oshkosh Corp.^	267,036
8,328	PACCAR, Inc.	531,410
3,571	Pall Corp.	444,411
6,949	Parker Hannifin Corp.	808,377
7,837	Pentair, plc	538,794
976	Proto Labs, Inc.*	65,860
1,060	RBC Bearings, Inc.*	76,066
9,209	Rexnord Corp.*	220,187
2,202	Snap-On, Inc.	350,669
2,342	SPX Corp.	169,537
775	Standex International Corp.	61,946
8,868	Stanley Black & Decker, Inc.	933,268
2,010	Sun Hydraulics Corp.	76,601
953	Supreme Industires, Inc., Class A	8,167
1,121	Tennant Co.	73,246
8,108	Terex Corp.^	188,511
1,720	The Gorman-Rupp Co.^	48,298
10,121	The Manitowoc Co., Inc.	198,372
5,255	Timken Co.	192,175
3,172	Toro Co.	214,998
3,413	TriMas Corp.*	101,025

Continued

15

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
14,684	Trinity Industries, Inc.^	$388,098
5,806	Wabash National Corp.*	72,807
2,288	WABCO Holdings, Inc.*	283,071
2,486	Wabtec Corp.	234,281
1,617	Watts Water Technologies, Inc., Class A	83,841
4,666	Woodward, Inc.	256,583
935	Xerium Technologies, Inc.*	17,017
7,277	Xylem, Inc.	269,758

		17,768,427

Marine (0.0%):
3,233	Matson, Inc.	135,915

Media (3.3%):
1,468	A.H. Belo Corp, Class A^	8,221
1,454	AMC Entertainment Holdings, Inc., Class A	44,609
3,683	AMC Networks, Inc., Class A*	301,454
13,518	Cablevision Systems Corp., Class A	323,621
1,418	Carmike Cinemas, Inc.*	37,634
10,884	CBS Corp., Class B	604,062
182	CBS Corp., Class A	10,447
2,057	Charter Communications, Inc., Class A*^	352,261
7,978	Cinemark Holdings, Inc.	320,476
1,661	Clear Channel Outdoor Holdings, Inc., Class A	16,826
13,322	Comcast Corp., Class A	798,521
72,779	Comcast Corp., Class A	4,376,929
9,406	Crown Media Holdings, Inc.*^	42,515
2,817	Discovery Communications, Inc., Class A*^	93,693
5,135	Discovery Communications, Inc., Class C*	159,596
5,853	DISH Network Corp., Class A*	396,307
2,473	Entercom Communications Corp.*	28,242
4,792	Entravision Communications Corp., Class A	39,438
6,639	Gannett Co., Inc.*	92,873
4,886	Gray Television, Inc.*	76,612
4,727	Harte-Hanks, Inc.	28,173
16,667	Interpublic Group of Cos., Inc. (The)	321,173
192	John Wiley & Sons, Inc., Class B	10,406
3,739	John Wiley & Sons, Inc., Class A	203,289
1,514	Liberty Broadband Corp., Class A*^	77,169
4,310	Liberty Broadband Corp., Class C*	220,500
6,525	Liberty Media Corp., Class C*	234,248
2,977	Liberty Media Corp.*	107,291
4,292	Lions Gate Entertainment Corp.^	159,019
9,171	Live Nation, Inc.*	252,111
2,403	Madison Square Garden, Inc., Class A*	200,626
9,820	Media General, Inc.*^	162,226
2,849	Meredith Corp.^	148,575
2,689	Morningstar, Inc.	213,910
3,726	National CineMedia, Inc.	59,467
4,904	News Corp., Class B*	69,833
10,825	News Corp., Class A*	157,937
1,755	Nexstar Broadcasting Group, Inc.	98,280
9,679	Omnicom Group, Inc.	672,594
1,419	Reading International, Inc., Class A*^	19,653
8,109	Regal Entertainment Group, Class A	169,559
3,817	Scripps Networks Interactive, Class A^	249,517

Shares		Fair Value
Common Stocks, continued
Media, continued
63,403	Sirius XM Holdings, Inc.*^	$236,493
2,237	Sizmek, Inc.*	15,883
5,277	Starz — Liberty Capital*	235,987
13,277	Tegna, Inc.	425,793
4,065	The E.W. Scripps Co., Class A	92,885
5,102	The New York Times Co., Class A^	69,642
2,901	Time Warner Cable, Inc., Class A	516,871
16,968	Time Warner, Inc., Class A	1,483,173
8,287	Time, Inc.	190,684
25,130	Twenty-First Century Fox, Inc.	817,856
8,290	Twenty-First Century Fox, Inc., Class B	267,104
300	Viacom, Inc., Class A	19,461
9,106	Viacom, Inc., Class B	588,612
30,570	Walt Disney Co. (The)	3,489,260

		20,409,597

Metals & Mining (0.6%):
52,003	Alcoa, Inc.	579,833
6,283	Allegheny Technologies, Inc.	189,747
799	Ampco-Pittsburgh Corp.	12,081
3,952	Carpenter Technology Corp.^	152,863
9,476	Commercial Metals Co.^	152,374
3,284	Compass Minerals International, Inc.	269,748
3,430	Globe Specialty Metals, Inc.	60,711
468	Handy & Harman, Ltd.*	16,216
943	Haynes International, Inc.	46,509
29,166	Hecla Mining Co.	76,707
1,359	Materion Corp.	47,905
22,005	Newmont Mining Corp.	514,037
5,329	Noranda Aluminum Holding Corp.	4,530
14,934	Nucor Corp.	658,140
4,360	Reliance Steel & Aluminum Co.	263,693
3,769	Royal Gold, Inc.	232,133
3,772	Southern Copper Corp.^	110,935
13,753	Steel Dynamics, Inc.	284,893
7,009	Stillwater Mining Co.*^	81,234
701	Synalloy Corp.	9,604
548	Universal Stainless & Alloy Products, Inc.*^	10,768

		3,774,661

Multiline Retail (0.9%):
4,485	Big Lots, Inc.^	201,780
4,578	Burlington Stores, Inc.*	234,394
3,183	Dillard’s, Inc., Class A^	334,820
7,215	Dollar General Corp.	560,894
8,223	Dollar Tree, Inc.*	649,535
1,212	Gordmans Stores, Inc.*	7,430
14,751	Kohl’s Corp.^	923,559
9,834	Macy’s, Inc.	663,500
7,550	Nordstrom, Inc.	562,475
4,464	Sears Holdings Corp.*^	119,189
14,447	Target Corp.	1,179,308

		5,436,884

Continued

16

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (1.0%):
2,900	Alliant Energy Corp.	$167,388
6,827	Ameren Corp.	257,241
3,774	Avista Corp.	115,673
2,740	Black Hills Corp.	119,601
9,831	CenterPoint Energy, Inc.	187,084
7,809	CMS Energy Corp.	248,639
7,661	Consolidated Edison, Inc.	443,418
11,101	Dominion Resources, Inc.	742,323
5,020	DTE Energy Co.	374,693
11,771	MDU Resources Group, Inc.	229,888
8,205	NiSource, Inc.	374,066
2,865	NorthWestern Corp.	139,669
9,105	PG&E Corp.	447,055
9,863	Public Service Enterprise Group, Inc.	387,419
3,804	SCANA Corp.	192,673
4,145	Sempra Energy	410,106
15,404	TECO Energy, Inc.	272,035
5,394	Vectren Corp.	207,561
5,278	WEC Energy Group, Inc.	237,352
13,233	Xcel Energy, Inc.	425,838

		5,979,722

Oil, Gas & Consumable Fuels (5.9%):
9,197	Abraxas Petroleum Corp.*	27,131
332	Adams Resources & Energy, Inc.	14,807
6,084	Alon USA Energy, Inc.	114,988
15,235	Anadarko Petroleum Corp.	1,189,244
3,651	Antero Resources Corp.*^	125,375
8,654	Apache Corp.	498,730
7,486	Cabot Oil & Gas Corp.	236,108
22,441	California Resources Corp.^	135,544
6,635	Callon Petroleum Co.*	55,203
4,358	Carrizo Oil & Gas, Inc.*	214,588
6,161	Cheniere Energy, Inc.*	426,711
40,868	Chevron Corp.	3,942,536
4,132	Cimarex Energy Co.	455,801
23,855	Cobalt International Energy, Inc.*^	231,632
3,107	Concho Resources, Inc.*	353,763
32,788	ConocoPhillips	2,013,511
6,394	CONSOL Energy, Inc.^	139,006
10,259	Continental Resources, Inc.*^	434,879
3,623	CVR Energy, Inc.^	136,370
10,290	Devon Energy Corp.	612,152
8,860	DHT Holdings, Inc.	68,842
4,152	Diamondback Energy, Inc.*	312,978
4,317	Energen Corp.	294,851
6,042	Enlink Midstream LLC	187,846
14,408	EOG Resources, Inc.	1,261,420
8,400	EP Energy Corp., Class A*^	106,932
3,986	EQT Corp.	324,221
110,717	Exxon Mobil Corp.	9,211,654
4,505	Gaslog, Ltd.^	89,875
6,091	Gastar Exploration, Inc.*	18,821
5,749	Gulfport Energy Corp.*	231,397
2,222	Hallador Energy Co.^	18,531

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,004	Hess Corp.	$401,548
5,485	HollyFrontier Corp.^	234,155
158	Isramco, Inc.*^	21,807
29,017	Kinder Morgan, Inc.	1,113,963
19,908	Kosmos Energy LLC*	167,824
15,266	Marathon Oil Corp.	405,160
17,758	Marathon Petroleum Corp.	928,921
5,710	Matador Resources Co.*^	142,750
10,133	Murphy Oil Corp.	421,229
12,093	Newfield Exploration Co.*	436,799
8,825	Noble Energy, Inc.	376,651
14,751	Occidental Petroleum Corp.	1,147,185
8,157	ONEOK, Inc.	322,038
1,401	Panhandle Oil & Gas, Inc., Class A^	28,987
6,440	PBF Energy, Inc., Class A	183,025
2,244	PDC Energy, Inc.*	120,368
13,235	Phillips 66	1,066,212
2,980	Pioneer Natural Resources Co.	413,296
6	PrimeEnergy Corp.*	341
10,000	QEP Resources, Inc.	185,100
7,470	Range Resources Corp.^	368,869
3,344	Renewable Energy Group, Inc.*	38,657
7,647	Rice Energy, Inc.*	159,287
6,330	RSP Permian, Inc.*^	177,936
14,497	Scorpio Tankers, Inc.	146,275
1,307	SemGroup Corp., Class A	103,880
5,633	SM Energy Co.	259,794
10,853	Spectra Energy Corp.	353,808
6,282	Synergy Resources Corp.*^	71,803
3,164	Targa Resources Corp.^	282,292
6,407	Teekay Shipping Corp.	274,348
9,185	Tesoro Corp.	775,306
14,623	Valero Energy Corp.	915,400
8,471	Western Refining, Inc.	369,505
5,913	Williams Cos., Inc. (The)*	339,347
4,391	World Fuel Services Corp.	210,548

		36,449,861

Paper & Forest Products (0.3%):
3,411	Boise Cascade Co.*	125,115
1,659	Clearwater Paper Corp.*	95,061
575	Deltic Timber Corp.	38,893
4,768	Domtar Corp.	197,395
10,411	International Paper Co.	495,459
9,067	KapStone Paper & Packaging Corp.	209,629
8,034	Louisiana-Pacific Corp.*^	136,819
5,575	Mercer International, Inc.*	76,266
1,274	Neenah Paper, Inc.	75,115
7,266	Resolute Forest Products*^	81,743
2,301	Schweitzer-Mauduit International, Inc.	91,764
2,283	Wausau Paper Corp.	20,958

		1,644,217

Continued

17

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products (0.3%):
1,611	Coty, Inc., Class A	$51,504
6,576	Estee Lauder Co., Inc. (The), Class A	569,877
5,611	Herbalife, Ltd.*	309,110
1,755	Inter Parfums, Inc.	59,547
923	Medifast, Inc.*	29,831
1,236	Natures Sunshine Products, Inc.	16,995
4,808	Nu Skin Enterprises, Inc., Class A	226,601
723	Nutraceutical International Corp.*	17,887
2,385	Revlon, Inc.*	87,553
340	United-Guardian, Inc.	6,494

		1,375,399

Pharmaceuticals (3.8%):
42,387	AbbVie, Inc.^	2,847,983
3,345	Akorn, Inc.*	146,043
8,857	Allergan plc*	2,687,745
21,399	Bristol-Myers Squibb Co.	1,423,889
1,468	Cumberland Pharmaceuticals, Inc.*	10,496
5,309	DepoMed, Inc.*^	113,931
18,954	Eli Lilly & Co.	1,582,469
2,386	Endo International plc*	190,045
2,500	Horizon Pharma plc*	86,850
2,184	Impax Laboratories, Inc.*^	100,289
1,011	Jazz Pharmaceuticals plc*	178,007
53,880	Johnson & Johnson Co.	5,251,144
3,447	Lannett Co., Inc.*^	204,890
3,376	Mallinckrodt plc*	397,423
37,761	Merck & Co., Inc.	2,149,734
126,225	Pfizer, Inc.	4,232,324
1,490	Pozen, Inc.*^	15,362
3,554	Prestige Brands Holdings, Inc.*	164,337
2,270	Sciclone Pharmaceuticals, Inc.*	22,291
1,667	Sucampo Pharmaceuticals, Inc.*^	27,389
1,789	Supernus Pharmaceuticals, Inc.*	30,377
2,282	Taro Pharmaceutical Industries, Ltd.*	327,901
4,939	The Medicines Co.*^	141,305
13,963	Zoetis, Inc.	673,296

		23,005,520

Professional Services (0.7%):
3,745	CBIZ, Inc.*	36,102
1,503	CDI Corp.	19,539
1,900	CEB, Inc.	165,414
2,185	Dun & Bradstreet Corp.	266,570
3,981	Equifax, Inc.	386,515
1,564	Exponent, Inc.	70,036
1,105	Franklin Covey Co.*	22,420
3,151	FTI Consulting, Inc.*	129,947
1,304	GP Strategies Corp.*	43,345
1,205	Heidrick & Struggles International, Inc.	31,426
3,834	Hill International, Inc.*	20,167
1,763	Huron Consulting Group, Inc.*	123,569
1,472	ICF International, Inc.*	51,314
1,963	IHS, Inc., Class A*	252,501
974	Insperity, Inc.	49,577
2,263	Kforce, Inc.	51,755

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
3,332	Korn/Ferry International	$115,854
4,477	Manpower, Inc.	400,154
1,887	Mistras Group, Inc.*	35,815
3,651	Navigant Consulting, Inc.*	54,290
10,891	Nielsen Holdings NV	487,590
3,930	On Assignment, Inc.*	154,370
2,125	Resources Connection, Inc.	34,191
5,359	Robert Half International, Inc.	297,425
4,146	RPX Corp.*	70,067
846	The Advisory Board Co.*	46,251
1,973	Towers Watson & Co., Class A	248,203
2,713	Trueblue, Inc.*	81,119
6,330	Verisk Analytics, Inc., Class A*	460,572
840	Volt Information Sciences, Inc.*	8,156
412	Vse Corp.	22,046
633	Willdan Group, Inc.*	7,077

		4,243,377

Real Estate Management & Development (0.3%):
4,112	Alexander & Baldwin, Inc.	162,013
11,461	CBRE Group, Inc.*	424,056
339	Consolidated-Tomoka Land Co.	19,540
2,547	Forestar Group, Inc.*^	33,519
232	FRP Holdings, Inc.*	7,524
318	Griffin Industrial Realty, Inc.	10,189
2,287	Howard Hughes Corp. (The)*	328,275
1,690	Jones Lang LaSalle, Inc.	288,990
2,112	Marcus & Millichap, Inc.*	97,448
6,116	Realogy Holdings Corp.*	285,740
1,206	Tejon Ranch Co.*^	31,006

		1,688,300

Road & Rail (1.2%):
1,254	AMERCO, Inc.	409,945
10,088	Avis Budget Group, Inc.*	444,679
2,663	Celadon Group, Inc.	55,071
4,940	Con-way, Inc.^	189,548
1,699	Covenant Transportation Group, Inc., Class A*	42,577
18,370	CSX Corp.	599,781
2,892	Genesee & Wyoming, Inc., Class A*	220,313
6,907	Heartland Express, Inc.^	139,729
4,655	J.B. Hunt Transport Services, Inc.	382,129
4,667	Kansas City Southern	425,630
6,669	Knight Transportation, Inc.	178,329
3,371	Landstar System, Inc.	225,419
6,806	Norfolk Southern Corp.	594,572
5,574	Old Dominion Freight Line, Inc.*	382,404
560	Providence & Worcester Railroad Co.	9,710
1,696	Quality Distribution, Inc.*	26,220
2,916	Roadrunner Transportation System, Inc.*	75,233
5,496	Ryder System, Inc.	480,186
1,912	Saia, Inc.*	75,122
8,442	Swift Transportation Co.*	191,380
23,156	Union Pacific Corp.	2,208,388
2,010	Universal Truckload Services, Inc.	44,140

Continued

18

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
1,023	USA Truck, Inc.*	$21,718
6,273	Werner Enterprises, Inc.^	164,666
1,829	YRC Worldwide, Inc.*	23,740

		7,610,629

Semiconductors & Semiconductor Equipment (2.5%):
2,301	Advanced Energy Industries, Inc.*	63,254
2,031	Alpha & Omega Semiconductor, Ltd.*	17,751
22,065	Amkor Technology, Inc.*	131,949
4,628	Analog Devices, Inc.	297,048
16,074	Applied Materials, Inc.	308,942
14,580	Atmel Corp.	143,686
1,761	Audience, Inc.*^	8,611
5,859	Avago Technologies, Ltd.	778,837
6,461	Axcelis Technologies, Inc.*	19,125
1,701	AXT, Inc.*	4,287
4,268	Broadcom Corp., Class A	219,759
1,455	Cabot Microelectronics Corp.*	68,545
1,087	Cascade Microtech, Inc.*	16,550
1,238	Cavium, Inc.*	85,187
3,276	Cirrus Logic, Inc.*	111,482
1,955	Cohu, Inc.	25,865
5,853	Cree, Inc.*^	152,354
13,168	Cypress Semiconductor Corp.	154,856
3,151	Diodes, Inc.*	75,971
7,956	Entegris, Inc.*	115,919
2,694	Exar Corp.*	26,347
6,221	First Solar, Inc.*	292,263
3,261	FormFactor, Inc.*	30,001
1,914	GSI Technology, Inc.*	9,972
4,477	Integrated Device Technology, Inc.*	97,151
156,000	Intel Corp.	4,744,739
7,454	Intersil Corp., Class A	93,250
2,413	IXYS Corp.	36,919
6,380	KLA-Tencor Corp.	358,620
3,756	Kopin Corp.*	12,958
5,824	Kulicke & Soffa Industries, Inc.*	68,199
6,758	Lam Research Corp.	549,762
6,641	Lattice Semiconductor Corp.*	39,115
8,137	Linear Technology Corp.	359,900
1,500	MA-COM Technology Solutions Holdings, Inc.*^	57,375
14,845	Marvell Technology Group, Ltd.	195,731
3,336	Mattson Technology, Inc.*	11,176
5,668	Maxim Integrated Products, Inc.	195,971
1,712	Micrel, Inc.	23,797
7,635	Microchip Technology, Inc.^	362,090
37,362	Micron Technology, Inc.*	703,899
4,351	Microsemi Corp.*	152,067
3,666	MKS Instruments, Inc.	139,088
1,348	Nanometrics, Inc.*	21,730
1,500	Neophotonics Corp.*	13,695
150	NVE Corp.	11,760
23,211	NVIDIA Corp.	466,773
25,792	ON Semiconductor Corp.*	301,508
1,438	PDF Solutions, Inc.*	23,008

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,300	Pericom Semiconductor Corp.	$17,095
5,010	Photronics, Inc.*	47,645
11,280	PMC-Sierra, Inc.*	96,557
633	Power Integrations, Inc.	28,599
5,177	Rambus, Inc.*^	75,015
2,429	Rudolph Technologies, Inc.*	29,172
1,920	Sigma Designs, Inc.*	22,906
1,276	Silicon Laboratories, Inc.*^	68,917
4,996	Skyworks Solutions, Inc.	520,084
3,544	SunEdison, Inc.*^	106,001
4,678	Sunpower Corp.*	132,902
1,692	Synaptics, Inc.*^	146,756
12,215	Teradyne, Inc.	235,627
3,173	Tessera Technologies, Inc.	120,511
28,221	Texas Instruments, Inc.	1,453,663
2,037	Ultratech, Inc.*	37,807
3,054	Veeco Instruments, Inc.*^	87,772
3,038	Xcerra Corp.*	22,998
6,925	Xilinx, Inc.	305,808

		15,754,677

Software (3.5%):
7,811	ACI Worldwide, Inc.*^	191,916
31,639	Activision Blizzard, Inc.	765,980
3,757	Adobe Systems, Inc.*	304,355
1,009	American Software, Inc.	9,586
2,553	Ansys, Inc.*	232,936
3,423	Aspen Technology, Inc.*	155,918
2,693	Autodesk, Inc.*	134,852
3,601	Avg Technologies NV*	97,983
2,272	Aware, Inc.	9,156
868	Barracuda Networks, Inc.*^	34,390
2,184	Blackbaud, Inc.	124,379
25,743	CA, Inc.^	754,012
13,802	Cadence Design Systems, Inc.*^	271,347
3,207	CDK Global, Inc.	173,114
4,211	Citrix Systems, Inc.*	295,444
1,329	CommVault Systems, Inc.*	56,363
10,164	Electronic Arts, Inc.*	675,906
2,135	EPIQ Systems, Inc.	36,039
1,083	Evolving Systems, Inc.	9,704
1,660	FactSet Research Systems, Inc.^	269,767
1,493	Fair Isaac Corp.	135,535
1,784	FireEye, Inc.*^	87,255
2,244	Fortinet, Inc.*	92,745
2,143	Guidewire Software, Inc.*	113,429
6,066	Intuit, Inc.	611,271
4,396	Manhattan Associates, Inc.*	262,221
7,565	Mentor Graphics Corp.	199,943
174,189	Microsoft Corp.	7,690,443
1,803	Monotype Imaging Holdings, Inc.	43,470
716	NetSuite, Inc.*^	65,693
18,394	Nuance Communications, Inc.*	322,079
62,536	Oracle Corp.	2,520,200
4,585	Pegasystems, Inc.	104,951

Continued

19

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
3,354	Progress Software Corp.*	$92,235
5,078	PTC, Inc.*	208,300
581	QAD, Inc.	15,356
1,800	QLIK Technologies, Inc.*	62,928
4,839	Red Hat, Inc.*	367,425
1,240	Rosetta Stone, Inc.*^	9,895
6,944	Rovi Corp.*^	110,757
4,837	Salesforce.com, Inc.*	336,800
2,393	SeaChange International, Inc.*	16,775
1,994	ServiceNow, Inc.*	148,174
2,152	Solarwinds, Inc.*	99,272
5,377	Solera Holdings, Inc.	239,599
1,618	Splunk, Inc.*	112,645
3,974	SS&C Technologies Holdings, Inc.	248,375
38,438	Symantec Corp.	893,684
1,959	Synchronoss Technologies, Inc.*	89,585
4,352	Synopsys, Inc.*	220,429
657	Tableau Software, Inc., Class A*	75,752
2,827	Take-Two Interactive Software, Inc.*	77,940
3,615	Telecommunication Systems, Inc.*	11,966
2,229	Telenav, Inc.*	17,943
7,228	TiVo, Inc.*	73,292
1,274	Tyler Technologies, Inc.*	164,830
1,085	Ultimate Software Group, Inc. (The)*	178,309
1,855	Verint Systems, Inc.*	112,682
1,108	VMware, Inc., Class A*	95,000
1,370	Workday, Inc., Class A*	104,654
64,584	Zynga, Inc.*	184,710

		21,221,694

Specialty Retail (3.4%):
5,776	Aaron’s, Inc.	209,149
2,444	Advance Auto Parts, Inc.^	389,305
12,744	American Eagle Outfitters, Inc.^	219,452
492	America’s Car Mart, Inc.*	24,265
3,894	ANN, Inc.*	188,041
2,609	Asbury Automotive Group, Inc.*	236,428
13,411	Ascena Retail Group, Inc.*	223,360
5,613	AutoNation, Inc.*	353,507
600	AutoZone, Inc.*	400,140
5,007	Barnes & Noble, Inc.*^	129,982
6,137	Bebe Stores, Inc.	12,274
7,109	Bed Bath & Beyond, Inc.*^	490,379
23,835	Best Buy Co., Inc.^	777,259
1,657	Big 5 Sporting Goods Corp.	23,546
5,037	Cabela’s, Inc., Class A*^	251,749
3,318	Caleres, Inc.	105,446
5,783	CarMax, Inc.*^	382,892
1,987	Cato Corp.	77,016
11,622	Chico’s FAS, Inc.	193,274
1,991	Christopher & Banks Corp.*	7,984
881	Citi Trends, Inc.*	21,320
7,047	CST Brands, Inc.	275,256
1,097	Destination Maternity Corp.^	12,791
2,864	Destination XL Group, Inc.*	14,349

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
5,400	Dick’s Sporting Goods, Inc.	$279,558
5,289	DSW, Inc., Class A	176,494
6,313	Express, Inc.*	114,328
3,099	Five Below, Inc.*^	122,503
6,908	Foot Locker, Inc.^	462,905
2,397	Francesca’s Holdings Corp.*	32,288
9,167	GameStop Corp., Class A^	393,814
14,426	Gap, Inc. (The)^	550,640
1,571	Genesco, Inc.*	103,733
7,035	GNC Holdings, Inc., Class A	312,917
1,600	Group 1 Automotive, Inc.	145,328
6,442	Guess?, Inc.	123,493
1,166	Haverty Furniture Cos., Inc.	25,209
1,874	Hibbett Sports, Inc.*^	87,291
35,379	Home Depot, Inc. (The)	3,931,668
1,036	Kirkland’s, Inc.	28,873
4,361	L Brands, Inc.	373,869
1,938	Lithia Motors, Inc., Class A	219,304
25,957	Lowe’s Cos., Inc.	1,738,340
1,427	MarineMax, Inc.*	33,549
1,920	Monro Muffler Brake, Inc.	119,347
4,166	Murphy USA, Inc.*	232,546
4,842	New York & Co.*	12,977
2,903	O’Reilly Automotive, Inc.*	656,020
4,181	Pacific Sunwear of California, Inc.*	4,766
7,245	Penske Automotive Group, Inc.	377,537
1,500	Pep Boys—Manny, Moe & Jack*^	18,405
1,904	Perfumania Holdings, Inc.*	10,815
2,425	Restoration Hardware Holdings, Inc.*^	236,753
11,782	Ross Stores, Inc.	572,723
9,608	Sally Beauty Holdings, Inc.*	303,421
2,956	Select Comfort Corp.*	88,887
600	Shoe Carnival, Inc.	17,316
2,201	Signet Jewelers, Ltd.	282,256
3,293	Sonic Automotive, Inc., Class A	78,472
18,382	Staples, Inc.	281,428
3,378	Stein Mart, Inc.	35,368
289	Tandy Leather Factory, Inc.	2,485
1,389	The Children’s Place Retail Stores, Inc.	90,854
3,465	The Finish Line, Inc., Class A	96,396
2,754	The Men’s Wearhouse, Inc.	176,449
4,460	Tiffany & Co.	409,428
854	Tilly’s, Inc.*	8,258
18,422	TJX Cos., Inc. (The)	1,218,984
5,439	Tractor Supply Co.	489,184
737	Trans World Entertainment Corp.*	2,697
2,124	Ulta Salon, Cosmetics & Fragrance, Inc.*	328,052
10,387	Urban Outfitters, Inc.*	363,545
1,993	Vitamin Shoppe, Inc.*	74,279
1,842	West Marine, Inc.*	17,757
3,702	Williams-Sonoma, Inc.	304,564
285	Winmark Corp.	28,073
2,204	Zumiez, Inc.*	58,693

		21,274,003

Continued

20

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (4.0%):
148,970	Apple, Inc.	$18,684,561
728	Astro-Med, Inc.	10,418
2,354	Avid Technology, Inc.*^	31,402
4,877	Diebold, Inc.	170,695
1,702	Dot Hill Systems Corp.*	10,416
2,635	Electronics for Imaging, Inc.*	114,649
51,248	EMC Corp.	1,352,435
59,827	Hewlett-Packard Co.	1,795,408
3,277	Imation Corp.*	13,305
4,528	Lexmark International, Inc., Class A^	200,138
12,193	NCR Corp.*	367,009
11,788	NetApp, Inc.	372,029
4,828	QLogic Corp.*	68,509
15,955	Quantum Corp.*	26,804
13,127	Seagate Technology plc^	623,533
2,313	Super Micro Computer, Inc.*	68,419
5,795	Western Digital Corp.	454,444

		24,364,174

Textiles, Apparel & Luxury Goods (1.2%):
4,615	Carter’s, Inc.	490,575
484	Cherokee, Inc.	13,639
9,539	Coach, Inc.^	330,145
3,156	Columbia Sportswear Co.^	190,812
4,393	Crocs, Inc.*	64,621
810	Culp, Inc.	25,110
2,620	Deckers Outdoor Corp.*	188,561
4,552	Fossil Group, Inc.*	315,727
2,068	G-III Apparel Group, Ltd.*	145,484
13,867	Hanesbrands, Inc.	462,048
6,072	Kate Spade & Co.*	130,791
4,434	Lululemon athletica, Inc.*^	289,540
7,990	Michael Kors Holdings, Ltd.*	336,299
15,106	Nike, Inc., Class B	1,631,750
1,259	Oxford Industries, Inc.	110,100
600	Perry Ellis International, Inc.*	14,262
2,356	PVH Corp.	271,411
2,324	Ralph Lauren Corp.	307,605
570	Rocky Brands, Inc.	10,659
1,867	Skechers U.S.A., Inc., Class A*	204,978
3,826	Steven Madden, Ltd.*	163,676
700	Superior Uniform Group, Inc.	11,578
4,160	Tumi Holdings, Inc.*	85,363
4,837	Under Armour, Inc., Class A*	403,599
5,997	VF Corp.	418,231
6,221	Wolverine World Wide, Inc.	177,174

		6,793,738

Thrifts & Mortgage Finance (0.4%):
493	ASB Bancorp, Inc.*	10,678
8,629	Astoria Financial Corp.	118,994
3,548	Bank Mutual Corp.	27,213
1,591	BankFinancial Corp.	18,742
6,285	Beneficial Bancorp, Inc.*	78,500
1,121	BofI Holding, Inc.*^	118,501
6,407	Brookline Bancorp, Inc.	72,335
1,094	Cape Bancorp, Inc.	10,349

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
11,921	Capitol Federal Financial, Inc.	$143,529
1,278	Charter Financial Corp.	15,860
618	Chicopee Bancorp, Inc.^	10,191
2,063	Clifton Bancorp, Inc.	28,861
2,791	Dime Community Bancshares	47,280
855	ESSA Bancorp, Inc.	10,995
9,408	Everbank Financial Corp.	184,867
403	Federal Agricultural Mortgage Corp.	11,711
408	First Capital, Inc.^	11,045
1,138	First Financial Northwest, Inc.^	14,179
4,276	Flagstar Bancorp, Inc.*	79,020
883	Fox Chase Bancorp, Inc.	14,940
4	Greene County Bancorp, Inc.	114
702	HF Financial Corp.	10,649
155	Hingham Institution for Savings	17,842
1,670	HomeStreet, Inc.*	38,109
787	HopFed Bancorp, Inc.	9,310
613	IF Bancorp, Inc.	10,133
3,333	Kearny Financial Corp.*	37,196
1,249	Kentucky First Federal Bancorp	10,467
750	Lake Shore Bancorp, Inc.	10,073
673	Lake Sunapee Bank Group	9,711
767	LaPorte Bancorp, Inc.	10,393
759	Malvern Bancorp, Inc.*	11,264
4,170	Meridian Bancorp, Inc.*	55,920
484	Meta Financial Group, Inc.	20,773
12,610	New York Community Bancorp, Inc.^	231,772
1,311	Northeast Community Bancorp, Inc.	9,780
3,608	Northfield Bancorp, Inc.	54,300
7,217	Northwest Bancshares, Inc.	92,522
687	Ocean Shore Holding Co.^	10,192
1,282	Oceanfirst Financial Corp.	23,909
503	Oconee Federal Financial Corp.	8,984
3,358	Oritani Financial Corp.	53,896
1,218	PennyMac Financial Services, Inc., Class A*	22,070
679	Provident Financial Holdings	11,366
800	Provident Financial Services, Inc.	15,192
925	Pulaski Financial Corp.	11,951
420	Riverview Bancorp, Inc.	1,798
967	SI Financial Group, Inc.	11,256
561	Southern Missouri Bancorp, Inc.	10,575
733	Territorial Bancorp, Inc.	17,783
11,434	TFS Financial Corp.	192,320
7,273	TrustCo Bank Corp.	51,129
3,739	United Community Financial Corp.	20,004
3,669	United Financial Bancorp, Inc.	49,348
8,010	Washington Federal, Inc.^	187,034
2,625	Waterstone Financial, Inc.^	34,650
2,181	Wawlker & Dunlop, Inc.*	58,320
2,142	WSFS Financial Corp.	58,584

		2,518,479

Continued

21

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco (0.9%):
52,537	Altria Group, Inc.	$2,569,584
28,027	Philip Morris International, Inc.	2,246,925
9,036	Reynolds American, Inc.	674,628
6,643	Vector Group, Ltd.	155,845

		5,646,982

Trading Companies & Distributors (0.5%):
7,861	Air Lease Corp.^	266,488
3,111	Applied Industrial Technologies, Inc.	123,351
3,540	Beacon Roofing Supply, Inc.*	117,599
1,592	CAI International, Inc.*	32,779
9,739	Fastenal Co.	410,791
5,211	HD Supply Holdings, Inc.*	183,323
2,907	Huttig Building Products, Inc.*	9,128
2,054	Kaman Corp., Class A	86,145
3,688	MSC Industrial Direct Co., Inc., Class A	257,312
1,194	Stock Building Supply Holdings, Inc.*	23,343
2,536	TAL International Group, Inc.^	80,138
1,007	TransAct Technologies, Inc.*	9,516
5,760	United Rentals, Inc.*	504,691
1,184	Veritiv Corp.*	43,169
2,272	W.W. Grainger, Inc.^	537,668
2,481	Watsco, Inc.	306,999
84	Watsco, Inc., Class B	10,382
2,955	WESCO International, Inc.*^	202,831

		3,205,653

Transportation Infrastructure (0.0%):
7,384	WESCO Aircraft Holdings, Inc.*^	111,868

Water Utilities (0.1%):
2,327	American States Water Co.	87,007
5,047	American Water Works Co., Inc.	245,436
10,248	Aqua America, Inc.	250,974
491	Artesian Resources Corp.	10,355
2,891	California Water Service Group	66,059
665	Connecticut Water Service, Inc.^	22,716
979	Middlesex Water Co.	22,086
669	Pure Cycle Corp.*^	3,479
1,234	SJW Corp.	37,871
772	The York Water Co.	16,104

		762,087

Shares or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	$16,974
3,617	SBA Communications Corp., Class A*	415,847
2,077	Shenandoah Telecommunications Co.	71,096
1,649	Spok Holdings, Inc.	27,769
6,397	Telephone & Data Systems, Inc.	188,072
6,899	T-Mobile US, Inc.*	267,474
1,288	United States Cellular Corp.*	48,519

		1,035,751

Total Common Stocks (Cost $622,551,004)		608,516,673

Right (0.0%):
Real Estate Investment Trusts (0.0%):
4,464	Seritage Growth Properties*	—

Total Right (Cost $—)		—

Securities Held as Collateral for Securities on Loan (7.5%):
$45,983,819	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	45,983,819

Total Securities Held as Collateral for Securities on Loan (Cost $45,983,819)		45,983,819

Unaffiliated Investment Company (0.4%):
2,314,583	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	2,314,583

Total Unaffiliated Investment Company (Cost $2,314,583)		2,314,583

Total Investment Securities (Cost $670,849,406)(c) — 107.5%		656,815,075
Net other assets (liabilities) — (7.5)%		(46,030,654)

Net Assets — 100.0%		$610,784,421

Percentages indicated are based on net assets as of June 30, 2015.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $45,139,390.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

22

AZL DFA U.S. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$670,849,406

Investment securities, at value*	$656,815,075
Cash	2,912
Interest and dividends receivable	574,818
Receivable for capital shares issued	131,962
Receivable for investments sold	471,154
Reclaims receivable	854

Total Assets	657,996,775

Liabilities:
Payable for investments purchased	772,102
Payable for collateral received on loaned securities	45,983,819
Manager fees payable	277,253
Administration fees payable	15,864
Distribution fees payable	128,358
Custodian fees payable	20,911
Administrative and compliance services fees payable	888
Trustee fees payable	3,515
Other accrued liabilities	9,644

Total Liabilities	47,212,354

Net Assets	$610,784,421

Net Assets Consist of:
Capital	$623,268,497
Accumulated net investment income/(loss)	1,381,758
Accumulated net realized gains/(losses) from investment transactions	168,497
Net unrealized appreciation/(depreciation) on investments	(14,034,331)

Net Assets	$610,784,421

Shares of beneficial interest (unlimited number of shares authorized, no par value)	62,312,866
Net Asset Value (offering and redemption price per share)	$9.80

*	Includes securities on loan of $45,139,390.

Statement of Operations

For the Period Ended June 30, 2015 (a)

(Unaudited)

Investment Income:
Dividends	$2,348,864
Income from securities lending	2,792
Foreign withholding tax	(1,137)

Total Investment Income	2,350,519

Expenses:
Manager fees	901,174
Administration fees	39,548
Distribution fees	281,616
Custodian fees	22,620
Administrative and compliance services fees	960
Trustee fees	5,001
Professional fees	4,616
Shareholder reports	4,760
Other expenses	1,348

Total expenses before reductions	1,261,643
Less expenses voluntarily waived/reimbursed by the Manager	(292,882)

Net expenses	968,761

Net Investment Income/(Loss)	1,381,758

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	168,497
Change in net unrealized appreciation/depreciation on investments	(14,034,331)

Net Realized/Unrealized Gains/(Losses) on Investments	(13,865,834)

Change in Net Assets Resulting From Operations	$(12,484,076)

(a)	For the period April 27, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes to the financial statements.

23

Statement of Changes in Net Assets

AZL DFA U.S. Core Equity Fund
April 27, 2015 to June 30, 2015 (a)
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,381,758
Net realized gains/(losses) on investment transactions	168,497
Change in unrealized appreciation/depreciation on investments	(14,034,331)

Change in net assets resulting from operations	(12,484,076)

Capital Transactions:
Proceeds from shares issued	659,030,866
Value of shares redeemed	(35,762,369)

Change in net assets resulting from capital transactions	623,268,497

Change in net assets	610,784,421
Net Assets:
Beginning of period	—

End of period	$610,784,421

Accumulated net investment income/(loss)	$1,381,758

Share Transactions:
Shares issued	65,904,464
Shares redeemed	(3,591,598)

Change in shares	62,312,866

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

24

AZL DFA U.S. Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	April 27, 2015 to June 30, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(0.22)

Total from Investment Activities	(0.20)

Net Asset Value, End of Period	$9.80

Total Return(b)	(2.00	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$610,784
Net Investment Income/(Loss)(d)	1.23%
Expenses Before Reductions(d) (e)	1.12%
Expenses Net of Reductions(d)	0.86%
Portfolio Turnover Rate	3	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

25

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when

26

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $28.1 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,160 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA U.S. Core Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.54% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $482 was paid from the Fund relating to these fees and expenses.

27

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2		Total

Common Stocks+	$608,516,673	$—		$608,516,673
Right	—	—	^	—	^
Securities Held as Collateral for Securities on Loan	—	45,983,819		45,983,819
Unaffiliated Investment Company	2,314,583	—		2,314,583

Total Investment Securities	$610,831,256	$45,983,819		$656,815,075

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2015.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA U.S. Core Equity Fund	$16,915,497	$27,536,760

28

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $670,849,406. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,407,883
Unrealized depreciation	(27,442,214)

Net unrealized appreciation/(depreciation)	$(14,034,331)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 20015.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2015, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

29

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

30

Approval of Investment Advisory and Subadvisory Agreement (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund, which consists of 36 separate investment portfolios or series (together the “Funds,” and each individually a “Fund”). That means that the Trust’s Manager (Allianz Investment Management LLC) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Funds of the Trust. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

In assessing the Manager’s and Subadvisers’ (collectively, the “Advisory Organizations”), performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreements (the “Subadvisory Agreements”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

At an “in-person” Board of Trustees meeting held June 11, 2014, the Board authorized the creation of five new series of the Trust, to be managed by Dimensional Fund Advisors LP: AZL DFA U.S. Core Equity Fund, AZL DFA U.S. Small Cap Fund, AZL DFA International Core Equity Fund, AZL DFA Emerging Markets Core Equity Fund, and AZL DFA Five-Year Global Fixed Income Fund (collectively, the “DFA Funds”). The Advisory and Subadvisory Agreements pertaining to the DFA Funds (collectively, the “Agreements”) were approved at the Board of Trustees meeting of June 11, 2014. (The Subadvisory Agreement is between the Manager and Dimensional Fund Advisors LP (“DFA”), the Subadviser to the DFA Funds.)

At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2016. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives to that of the DFA Funds, derived from data compiled by an independent third party provider and other sources believed to be reliable by the

31

Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment management agreements. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreements in respect of the DFA Funds, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. Under the Advisory Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for other to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As the Trust is a manager of managers fund, the Manager is authorized, under the Advisory Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board of Trustees for selection as a Subadviser.

The Trustees were aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board of Trustees, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Trustees regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.

The Trustees also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded at the June 11, 2014 meeting that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to the DFA Funds under the Agreements.

(2) The investment performance of the Funds, the Manager and the Subadvisers. In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds for the previous quarter, and previous one, three and five-year periods, and since inception. (For Funds which have been in existence for less than five years, Trustees may receive performance information on comparable funds managed by the particular Subadviser for periods prior to the creation of a particular Fund.) Such performance information includes information on absolute total return, performance versus Subadvisers’ comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups. In connection with the Board of Trustees meeting held June 11, 2014, the Manager reported that for funds managed by DFA with investment objectives and policies similar to those of the DFA Funds, for various periods ended March 31, 2014, such funds’ total returns compared favorably to each fund’s benchmark and respective peer group. At the Board of Trustees meeting held June 11, 2014, the Trustees determined that the overall investment performance of such funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the DFA Funds are subject. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information was provided to Trustees setting forth management fees and total fees after taking expense caps into account. Based upon the information provided, the management fee payable by the DFA Funds to the Manager would range from the 5th percentile (AZL DFA Five-Year Global Fixed Income Fund) to the 28th percentile (AZL DFA International Core Equity Fund). The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fee to be paid to the Manager by the DFA Funds is not unreasonable.

The Manager also supplied information to the Board of Trustees pertaining to total anticipated DFA Funds expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by each Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the overall total expense ratio ranking for the DFA Funds ranged from the 1st percentile (AZL DFA Five-Year Global Fixed Income Fund) to the 50th percentile (AZL DFA Emerging Markets Core Equity Fund).

The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time, particularly as the Funds grow larger. The Trustees concluded therefore that the anticipated total expense ratio for the DFA Funds was not unreasonable.

At Board of Trustees meetings held October 16, 2013 and October 22, 2013, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2013. Subsequently, at an in-person meeting held on October 21, 2014, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2014. (The DFA Funds did not commence operations until April 27, 2015.) The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive. It is expected that at Board of Trustees meetings to be held in October, 2015, the Trustees will receive information on the Manager’s level of profitability from its relationship with the DFA Funds.

The Manager, on behalf of the Board of Trustees, endeavors to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvises. The Manager is unable to obtain meaningful profitability information from some of the unaffiliated Subadvisers. The Manager assured the Board of Trustees that the Agreements with the Subadvisers which are not affiliated with it, including DFA, were negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. At the June 11, 2014 meeting, the Trustees were provided with certain financial information bearing on the profitability of

32

DFA; information regarding the profitability to DFA of the DFA Funds was not available because those Funds had not yet commenced operations. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.

Based upon the information provided, the Trustees determined that there was no evidence that the anticipated profitability to DFA from being the Subadviser to the DFA Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the DFA Funds does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the DFA Funds had no assets as of June 11, 2014.

The Trustees noted that the Manager has agreed temporarily to reduce the management fee of each DFA Fund and to “cap” DFA Fund expenses at certain levels, each of which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee reductions and expense “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2015, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded at the June 11, 2014 meeting that the absence of breakpoints in the advisory fee rate schedule for the DFA Funds was acceptable under the circumstances.

33

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® DFA U.S. Small Cap Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 17

Statement of Operations Page 17

Statement of Changes in Net Assets Page 18

Financial Highlights Page 19

Notes to the Financial Statements Page 20

Other Information Page 24

Approval of Investment Advisory and Subadvisory Agreement Page 25

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Small Cap Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/27/15	Ending Account Value 6/30/15	Expenses Paid During Period 4/27/15 - 6/30/15*	Annualized Expense Ratio During Period 4/27/15 - 6/30/15
AZL DFA U.S. Small Cap Fund	$1,000.00	$998.00	$1.96	1.10%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15**	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL DFA U.S. Small Cap Fund	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of the days in the most recent fiscal half-year divided by the number of the days in fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 65 days of operations during the period, and has been annualized to reflect values for the period April 27, 2015 to June 30, 2015.

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Financials	21.4%
Consumer Discretionary	17.8
Industrials	17.7
Information Technology	17.0
Health Care	8.9
Materials	5.4
Consumer Staples	3.9
Utilities	3.8
Energy	2.9
Telecommunication Services	1.1

Total Common Stocks	99.9
Right	— ^
Securities Held as Collateral for Securities on Loan	20.1

Total Investment Securities	120.0
Net other assets (liabilities)	(20.0)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.9%):
Aerospace & Defense (1.6%):
1,500	AAR Corp.	$47,805
13,216	Aerojet Rocketdyne Holdings, Inc.*^	272,382
4,246	AeroVironment, Inc.*	110,736
1,402	Air Industries Group^	14,230
1,481	American Science & Engineering, Inc.	64,883
5,128	Arotech Corp.*	12,358
3,669	Astronics Corp.*	260,095
3,937	Astrotech Corp.*^	10,669
1,720	Breeze-Eastern Corp.*	19,780
685	CPI Aerostructures, Inc.*	6,857
4,688	Cubic Corp.	223,055
14,847	DigitalGlobe, Inc.*	412,598
3,591	Engility Holdings, Inc.*	90,350
3,376	Innovative Solutions & Support, Inc.*^	11,141
9,336	KLX, Inc.*	411,998
11,895	Kratos Defense & Security Solutions, Inc.*	74,939
2,710	LMI Aerospace, Inc.*^	27,127
6,372	Moog, Inc., Class A*	450,373
66	Moog, Inc., Class B*	4,606
1,389	National Presto Industries, Inc.^	111,564
10,722	TASER International, Inc.*^	357,150
633	Tel-Instrument Electronics Corp.*	3,102
7,544	The KEYW Holding Corp.*^	70,310
8,022	Triumph Group, Inc.	529,371

		3,597,479

Air Freight & Logistics (0.6%):
492	Air T, Inc.*	10,312
13,145	Air Transport Services Group, Inc.*	137,891
2,000	Atlas Air Worldwide Holdings, Inc.*	109,920
4,550	Echo Global Logistics, Inc.*^	148,603
5,960	Forward Air Corp.	311,470
7,031	Hub Group, Inc.*^	283,631
2,501	Park-Ohio Holdings Corp.	121,198
5,212	Radiant Logistics, Inc.*^	38,100
20,084	UTI Worldwide, Inc.*^	200,639

		1,361,764

Airlines (0.4%):
3,655	Allegiant Travel Co.	650,151
11,276	Hawaiian Holdings, Inc.*^	267,805

		917,956

Auto Components (1.4%):
16,245	American Axle & Manufacturing Holdings, Inc.*^	339,683
12,162	Cooper Tire & Rubber Co.	411,440
3,437	Cooper-Standard Holding, Inc.*^	211,272
6,147	Dorman Products, Inc.*^	292,966
4,932	Drew Industries, Inc.	286,155
18,417	Federal Mogul Holdings Corp.*	209,033
7,561	Fox Factory Holding Corp.*	121,581
3,880	Fuel Systems Solutions, Inc.*^	29,022
8,096	Gentherm, Inc.*	444,552
9,677	Modine Manufacturing Co.*	103,834
3,617	Motorcar Parts of America, Inc.*	108,836
6,439	Remy International, Inc.	142,366

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
6,847	Spartan Motors, Inc.^	$31,359
4,319	Standard Motor Products, Inc.	151,683
5,611	Stoneridge, Inc.*	65,705
733	Strattec Security Corp.	50,357
4,211	Tower International, Inc.*	109,697

		3,109,541

Automobiles (0.1%):
4,949	Winnebago Industries, Inc.^	116,747

Banks (12.6%):
1,509	1st Constitution Bancorp*	17,338
4,983	1st Source Corp.	170,020
2,101	Access National Corp.	40,843
410	ACNB Corp.^	8,532
636	Ameriana Bancorp	13,540
1,757	American National Bankshares, Inc.	41,834
346	American River Bankshares*	3,225
6,527	Ameris Bancorp	165,068
1,649	Ames National Corp.^	41,390
294	Anchor Bancorp, Inc.*	6,612
2,553	Arrow Financial Corp.	69,008
31,013	Associated Banc-Corp.^	628,633
13	Auburn National Bancorp, Inc.	336
7,085	Banc of California, Inc.	97,419
2,586	BancFirst Corp.	169,254
736	Bancorp of New Jersey, Inc.	8,471
20,515	BancorpSouth, Inc.	528,466
2,653	Bank of Commerce Holdings	15,202
8,604	Bank of Hawaii Corp.^	573,715
1,200	Bank of Marin Bancorp	61,044
401	Bank of South Carolina Corp.	6,637
4,504	Banner Corp.	215,877
1,220	Bar Harbor Bankshares	43,225
1,367	Bay Bancorp, Inc.*	6,999
837	Baylake Corp.	10,588
16,299	BBCN Bancorp, Inc.	241,062
595	BCB Bancorp, Inc.	7,271
5,074	Berkshire Hills Bancorp, Inc.	144,508
6,571	BNC Bancorp	127,017
16,835	Boston Private Financial Holdings, Inc.	225,757
2,370	Bridge Bancorp, Inc.	63,255
3,533	Bryn Mawr Bank Corp.	106,555
1,659	BSB Bancorp, Inc.*	36,680
74	C&F Financial Corp.	2,742
1,496	Camden National Corp.	57,895
5,718	Capital Bank Financial Corp.*	166,222
3,483	Capital City Bank Group, Inc.^	53,185
5,943	Cardinal Financial Corp.	129,498
694	Carolina Bank Holdings, Inc.*	8,408
14,611	Cascade Bancorp*	75,685
16,348	Cathay General Bancorp	530,493
9,115	Centerstate Banks, Inc.	123,144
7,528	Central Pacific Financial Corp.	178,790
1,141	Central Valley Community Bancorp	13,498
511	Century Bancorp, Inc.	20,777

Continued

2

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,584	Chemical Financial Corp.	$217,667
940	Chemung Financial Corp.	24,891
2,509	Citizens & Northern Corp.^	51,560
261	Citizens First Corp.*	3,263
718	Citizens Holding Co.	14,920
2,767	City Holding Co.^	136,275
797	Civista Bancshares, Inc.	8,608
2,916	CNB Financial Corp.	53,654
993	Coastway Bancorp, Inc.*	11,191
7,635	CoBiz Financial, Inc.	99,789
69	Codorus Valley Bancorp, Inc.	1,396
56	Colony Bankcorp, Inc.*	504
12,090	Columbia Banking System, Inc.	393,409
154	Community Bank shares of Indiana, Inc.	4,215
7,905	Community Bank System, Inc.^	298,572
3,296	Community Bankers Trust Corp.*	16,381
3,524	Community Trust Bancorp, Inc.	122,882
525	Community West Bancshares	3,465
1,609	CommunityOne Bancorp*^	17,329
6,029	ConnectOne Bancorp, Inc.	129,804
3,386	CU Bancorp*	75,034
5,436	Customers Bancorp, Inc.*	146,174
21,679	CVB Financial Corp.^	381,767
130	DNB Financial Corp.	3,294
609	Eagle Bancorp Montana, Inc.	6,565
6,675	Eagle Bancorp, Inc.*	293,433
2,246	Eastern Virginia Bankshares, Inc.	14,172
4,068	Enterprise Financial Services Corp.	92,628
534	Evans Bancorp, Inc.	12,950
33,855	F.N.B. Corp.	484,804
1,185	Farmers Capital Bank Corp.*	33,690
2,817	Farmers National Banc Corp.	23,240
242	Fauquier Bankshares, Inc.	3,845
4,354	Fidelity Southern Corp.	75,934
2,803	Financial Institutions, Inc.	69,627
3,983	First Bancorp	66,436
40,945	First Bancorp*	197,355
2,165	First Bancorp, Inc.^	42,088
16,090	First Busey Corp.	105,711
884	First Business Financial Services, Inc.	41,442
57	First Capital Bancorp, Inc.	244
2,247	First Citizens BancShares, Inc., Class A^	591,051
2,100	First Commonwealth Financial Corp.	20,139
3,775	First Community Bankshares	68,781
3,237	First Connecticut Bancorp, Inc.	51,371
11,758	First Financial Bancorp	210,939
12,499	First Financial Bankshares, Inc.^	432,965
2,573	First Financial Corp.	92,010
3,959	First Interstate BancSystem	109,823
7,162	First Merchants Corp.	176,901
15,325	First Midwest Bancorp, Inc.	290,715
3,698	First NBC Bank Holding Co.*	133,128
2,085	First Niagara Financial Group, Inc.	19,682
28	First Savings Financial Group	833

Shares		Fair Value
Common Stocks, continued
Banks, continued
888	First South Bancorp	$7,015
208	First United Corp.*	1,801
347	First West Virginia Bancorp	7,658
5,995	Flushing Financial Corp.	125,955
35,320	Fulton Financial Corp.	461,279
2,665	German American Bancorp, Inc.^	78,484
13,638	Glacier Bancorp, Inc.	401,230
2,755	Great Southern Bancorp, Inc.	116,096
4,164	Guaranty Bancorp	68,748
13,653	Hancock Holding Co.^	435,667
5,973	Hanmi Financial Corp.	148,369
37	Hawthorn Bancshares, Inc.	536
4,180	Heartland Financial USA, Inc.	155,580
6,099	Heritage Financial Corp.	108,989
6,833	Heritage Oaks Bancorp	53,776
5,347	Hertiage Commerce Corp.	51,385
19,578	Hilltop Holdings, Inc.*	471,634
14,540	Home Bancshares, Inc.	531,582
4,096	Hometrust Bancshares, Inc.*	68,649
1,862	Horizon Bancorp	46,476
6,722	IBERIABANK Corp.	458,642
5,640	Independent Bank Corp.	264,460
3,427	Independent Bank Group, Inc.^	147,018
12,421	International Bancshares Corp.	333,752
234	Jacksonville Bancorp, Inc.*^	3,054
7,529	Lakeland Bancorp, Inc.	89,520
3,357	Lakeland Financial Corp.	145,593
677	Landmark Bancorp, Inc.	16,424
1,512	LCNB Corp.	24,502
8,718	LegacyTexas Financial Group, Inc.	263,284
5,613	Macatawa Bank Corp.^	29,749
1,048	Mackinac Financial Corp.^	11,035
4,372	Mainsource Financial Group, Inc.	95,965
15,664	MB Financial, Inc.	539,468
1,565	MBT Financial Corp.*	8,983
3,441	Mercantile Bank Corp.	73,672
1,252	Merchants Bancshares, Inc.	41,404
2,878	Metro Bancorp, Inc.	75,231
303	Middleburg Financial Corp.	5,454
1,548	MidWestone Financial Group, Inc.	50,960
663	Monarch Financial Holdings, Inc.	8,321
892	MutualFirst Financial, Inc.	20,721
7,014	National Bank Holdings Corp.	146,102
1,309	National Bankshares, Inc.	38,301
28,072	National Penn Bancshares, Inc.	316,652
8,052	NBT Bancorp, Inc.^	210,721
7,298	Newbridge Bancorp	65,171
1,136	Northeast Bancorp	11,303
1,357	Northrim Bancorp, Inc.^	34,780
406	Norwood Financial Corp.^	11,904
8,023	OFG Bancorp^	85,605
183	Ohio Valley Banc Corp.	4,141
2,179	Old Line Bancshares, Inc.	34,624
23,331	Old National Bancorp^	337,366

Continued

3

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,004	Old Point Financial Corp.	$15,693
3,314	Old Second Bancorp, Inc.*	21,872
1,398	Orrstown Financial Services, Inc.	22,620
3,562	Pacific Continental Corp.	48,194
1,718	Pacific Mercantile Bancorp*	13,040
4,379	Pacific Premier Bancorp, Inc.*	74,268
1,200	Palmetto Bancshares, Inc.^	23,724
3,060	Park National Corp.^	267,352
8,984	Park Sterling Corp.	64,685
1,119	Parke Bancorp, Inc.	14,357
3,098	Peapack-Gladstone Financial Corp.	68,838
968	Penns Woods Bancorp, Inc.	42,679
395	Peoples Bancorp	7,244
3,620	Peoples Bancorp, Inc.	84,491
7,783	Pinnacle Financial Partners, Inc.	423,162
5	Polonia Bancorp, Inc.*	63
2,669	Preferred Bank Los Angeles	80,203
869	Premier Financial Bancorp, Inc.	13,426
15,116	PrivateBancorp, Inc.	601,919
1,199	QCR Holdings, Inc.	26,090
5,959	Renasant Co.^	194,263
2,685	Republic Bancorp, Inc.	69,005
7,724	Republic First Bancorp, Inc.*^	26,802
6,576	S & T Bancorp, Inc.	194,584
320	Salisbury Bancorp, Inc.	9,984
4,544	Sandy Spring Bancorp, Inc.	127,141
552	SB Financial Group, Inc.	5,846
6,664	Seacoast Banking Corp.*	105,291
1,252	Select Bancorp, Inc.*	8,889
2,539	Shore Bancshares, Inc.*	23,943
2,735	Sierra Bancorp	47,343
6,039	Simmons First National Corp., Class A	281,901
5,228	South State Corp.^	397,276
1,376	Southcoast Financial Corp.*	11,118
562	Southern First Bancshares, Inc.*	10,060
892	Southern National Bancorp	9,883
5,016	Southside Bancshares, Inc.^	146,618
3,850	Southwest Bancorp	71,649
88	Southwest Georgia Financial Corp.	1,232
7,208	State Bank Financial Corp.	156,414
17,714	Sterling Bancorp^	260,396
690	Stewardship Financial Corp.	4,164
2,904	Stock Yards Bancorp, Inc.^	109,742
2,351	Suffolk Bancorp	60,327
682	Summit Financial Group, Inc.	7,645
963	Summit State Bank	12,630
2,320	Sun Bancorp, Inc.*	44,660
625	Sussex Bancorp	7,531
4,481	Talmer Bancorp, Inc., Class A	75,057
34,497	TCF Financial Corp.	572,995
7,999	Texas Capital Bancshares, Inc.*	497,858
7,531	The Bancorp, Inc.*	69,888
965	The First Bancshares, Inc.	16,067
2,791	The First of Long Island Corp.	77,367

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,982	Tompkins Financial Corp.	$160,193
10,421	TowneBank^	169,758
4,592	TriCo Bancshares	110,438
5,730	Tristate Capital Holdings, Inc.*^	74,089
13,556	Trustmark Corp.^	338,629
94	Two River Bancorp	859
8,136	UMB Financial Corp.^	463,915
8,368	Union Bankshares Corp.^	194,472
249	Union Bankshares, Inc.	6,506
450	United Bancshares, Inc.	7,052
13,802	United Bankshares, Inc.	555,254
3,015	United Community Banks, Inc.	62,923
847	United Security Bancshares*	4,269
908	United Security Bancshares, Inc.	7,309
38	Unity Bancorp, Inc.	372
4,045	Univest Corp.	82,356
41,250	Valley National Bancorp^	425,288
3,386	Washington Trust Bancorp	133,679
435	WashingtonFirst Bankshare, Inc.	7,312
127	Wellesley Bank	2,508
7,424	WesBanco, Inc.^	252,564
3,230	West Bancorp	64,083
4,438	Westamerica Bancorp	224,785
20,614	Western Alliance Bancorp*	695,928
15,835	Wilshire Bancorp, Inc.	199,996
9,711	Wintrust Financial Corp.	518,373
190	Xenith Bankshares, Inc.*	1,142
6,236	Yadkin Financial Corp.*	130,644

		29,103,240

Beverages (0.2%):
1,449	Coca-Cola Bottling Co. Consolidated^	218,900
3,530	MGP Ingredients, Inc.	59,375
5,334	National Beverage Corp.*	119,962
985	Willamette Valley Vineyards, Inc.*	6,816

		405,053

Biotechnology (1.1%):
5,648	Anthera Pharmaceuticals, Inc.*	48,686
1,372	Biospecifics Technologies Corp.*	70,795
7,111	Biota Pharmaceuticals, Inc.*	14,720
4,008	Celsion Corp.*	9,419
7,692	Emergent Biosolutions, Inc.*	253,451
3,411	Enanta Pharmaceuticals, Inc.*^	153,461
7,434	Fortress Biotech, Inc.*^	24,978
592	ImmuCell Corp.*	4,706
14,148	Insys Therapeutics, Inc.*^	508,196
4,164	Ligand Pharmaceuticals, Inc., Class B*^	420,148
16,473	Myriad Genetics, Inc.*^	559,917
5,759	Newlink Genetics Corp.*	254,951
4,602	Oncogenex Pharmaceutical, Inc.*	10,723
30,069	PDL BioPharma, Inc.^	193,344
6,973	Targacept, Inc.*	19,455
5,663	Tenax Therapeutics, Inc.*	20,896

		2,567,846

Continued

4

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products (1.3%):
9,974	AAON, Inc.	$224,614
3,236	American Woodmark Corp.*	177,495
6,299	Apogee Enterprises, Inc.	331,579
6,453	Armstrong World Industries, Inc.*	343,817
19,975	Builders FirstSource, Inc.*^	256,479
308	Continental Materials Corp.*	4,666
2,959	Insteel Industries, Inc.	55,333
13,446	NCI Building Systems, Inc.*	202,631
3,310	Nortek, Inc.*	275,160
3,163	Patrick Industries, Inc.*	120,352
9,618	PGT, Inc.*	139,557
12,217	Ply Gem Holdings, Inc.*^	144,038
6,579	Quanex Building Products Corp.	140,988
10,108	Simpson Manufacturing Co., Inc.	343,673
6,540	Trex Co., Inc.*^	323,272

		3,083,654

Capital Markets (1.6%):
8,841	Cohen & Steers, Inc.^	301,301
674	Diamond Hill Investment Group	134,571
10,388	Financial Engines, Inc.^	441,282
1,290	GAMCO Investors, Inc., Class A	88,636
5,280	Greenhill & Co., Inc.	218,222
302	Hennessy Advisors, Inc.	5,693
7,817	HFF, Inc., Class A	326,203
11,065	Interactive Brokers Group, Inc., Class A	459,862
3,702	INTL FCStone, Inc.*	123,054
21,183	KCG Holdings, Inc.*^	261,186
37,431	Ladenburg Thalmann Financial Services, Inc.*^	131,009
2,724	Oppenheimer Holdings, Class A	71,587
2,624	Pzena Investment Management, Inc.	28,995
4,108	Safeguard Scientifics, Inc.*	79,942
1,619	Silvercrest Asset Management Group, Inc., Class A^	22,763
2,746	U.S. Global Investors, Inc., Class A^	7,634
7,236	Walter Investment Management Corp.*^	165,487
1,678	Westwood Holdings, Inc.	99,958
30,503	WisdomTree Investments, Inc.^	669,999

		3,637,384

Chemicals (2.5%):
5,533	A. Schulman, Inc.	241,903
6,167	American Vanguard Corp.^	85,105
12,413	Axiall Corp.	447,489
5,569	Balchem Corp.	310,305
12,659	Cabot Corp.	472,053
10,693	Calgon Carbon Corp.	207,230
1,278	Chase Corp.^	50,801
14,398	Chemtura Corp.*	407,607
1,539	Core Molding Technologies, Inc.*	35,151
8,570	Futurefuel Corp.	110,296
10,258	H.B. Fuller Co.	416,680
2,133	Hawkins, Inc.	86,152
3,915	Innophos Holdings, Inc.	206,086
4,476	Innospec, Inc.	201,599
14,475	Intrepid Potash, Inc.*^	172,832

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,259	KMG Chemicals, Inc.^	$57,469
6,900	Kraton Performance Polymers, Inc.*	164,772
14,416	Kronos Worldwide, Inc.^	157,999
4,373	LSB Industries, Inc.*	178,593
6,222	Minerals Technologies, Inc.	423,905
893	Northern Technologies International Corp.*	14,377
17,830	Olin Corp.^	480,518
9,435	Omnova Solutions, Inc.*	70,668
2,538	Quaker Chemical Corp.	225,476
200	Sensient Technologies Corp.	13,668
4,494	Stepan Co.	243,170
279	TOR Minerals International, Inc.*	1,744
4,945	Trecora Resources*	74,670
11,730	Tronox, Ltd., Class A	171,610

		5,729,928

Commercial Services & Supplies (3.1%):
11,496	ABM Industries, Inc.	377,874
20,950	ACCO Brands Corp.*	162,782
675	Acme United Corp.	12,218
1,580	AMREP Corp.*	8,058
9,470	ARC Document Solutions, Inc.*	72,067
9,672	Brady Corp., Class A^	239,285
8,149	Casella Waste Systems, Inc.*	45,716
5,329	CECO Environmental Corp.	60,378
13,422	Cenveo, Inc.*	28,455
325	CompX International, Inc.	3,705
24,802	Covanta Holding Corp.	525,554
535	Ecology and Environment, Inc., Class A	5,575
4,057	G&K Services, Inc., Class A	280,501
11,123	Herman Miller, Inc.	321,788
9,540	HNI Corp.^	487,971
13,810	Interface, Inc.	345,941
4,059	Intersections, Inc.*	12,461
7,526	Kimball International, Inc., Class B	91,516
10,221	Knoll, Inc.	255,832
5,746	Matthews International Corp., Class A	305,342
4,949	McGrath Rentcorp	150,598
8,332	Mobile Mini, Inc.	350,277
6,959	MSA Safety, Inc.	337,581
3,596	Multi-Color Corp.	229,712
2,566	NL Industries, Inc.*	19,014
2,198	Perma-Fix Environmental Services, Inc.*	8,374
6,932	Quad Graphics, Inc.	128,311
4,036	SP Plus Corp.*	105,380
17,925	Steelcase, Inc., Class A	338,962
3,787	Team, Inc.*	152,427
10,769	Tetra Tech, Inc.	276,117
10,001	The Brink’s Co.	294,329
6,115	Trc Companies, Inc.*	62,067
2,902	UniFirst Corp.	324,589
4,727	US Ecology, Inc.^	230,299
1,974	Versar, Inc.*	7,778
3,364	Virco Manufacturing Co.*	9,587

Continued

5

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
16,399	West Corp.	$493,610

		7,162,031

Communications Equipment (1.8%):
10,421	ADTRAN, Inc.	169,341
3,564	Alliance Fiber Optic Products, Inc.^	66,112
254	Bel Fuse, Inc., Class A	5,248
5,844	CalAmp Corp.*^	106,711
10,549	Calix, Inc.*	80,278
24,124	Ciena Corp.*^	571,256
1,808	ClearOne, Inc.^	23,332
316	Communications Systems, Inc.	3,321
6,496	EMCORE Corp.*	39,106
22,610	Finisar Corp.*^	404,041
16,449	Harmonic, Inc.*	112,347
6,247	InterDigital, Inc.^	355,392
15,902	Ixia*	197,821
3,225	KVH Industries, Inc.*	43,376
6,491	NETGEAR, Inc.*	194,860
3,837	Numerex Corp., Class A*^	32,768
131	Optical Cable Corp.	451
7,906	Plantronics, Inc.	445,187
27,301	Polycom, Inc.*	312,323
900	RELM Wireless Corp.*	4,437
16,249	Ruckus Wireless, Inc.*^	168,015
11,725	Ubiquiti Networks, Inc.^	374,203
8,776	ViaSat, Inc.*^	528,842

		4,238,768

Construction & Engineering (1.1%):
5,777	Ameresco, Inc., Class A*^	44,194
2,944	Argan, Inc.	118,732
8,169	Comfort Systems USA, Inc.	187,479
7,616	Dycom Industries, Inc.*^	448,202
11,205	Emcor Group, Inc.	535,262
7,950	Furmanite Corp.*	64,554
7,950	Granite Construction, Inc.	282,305
2,141	Integrated Electrical Services, Inc.*	15,201
27,929	KBR, Inc.	544,056
4,198	MYR Group, Inc.*	129,970
1,267	NV5 Holdings, Inc.*	30,737
5,590	Orion Marine Group, Inc.*	40,360

		2,441,052

Construction Materials (0.2%):
15,892	Headwaters, Inc.*	289,552
771	U.S. Lime & Minerals, Inc.	44,811
2,901	US Concrete, Inc.*	109,919

		444,282

Consumer Finance (0.8%):
1,660	Asta Funding, Inc.*	13,911
2,191	Atlanticus Holdings Corp.*	7,734
5,694	Cash America International, Inc.	149,126
5,088	Consumer Portfolio Services, Inc.*^	31,800
4,740	Encore Capital Group, Inc.*^	202,588
10,502	EZCORP, Inc., Class A*	78,030

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
4,963	First Cash Financial Services, Inc.*	$226,263
5,380	Imperial Holdings, Inc.*	31,150
6,892	Nelnet, Inc.	298,493
1,556	Nicholas Financial, Inc.*	19,792
8,412	PRA Group, Inc.*^	524,151
2,057	QC Holdings, Inc.	3,847
2,553	Regional Mgmt Corp.*	45,597
2,325	The First Marblehead Corp.*^	13,392
1,920	World Acceptance Corp.*^	118,099

		1,763,973

Containers & Packaging (0.2%):
1,065	AEP Industries, Inc.*	58,788
1,383	Greif, Inc., Class B	56,012
4,389	Greif, Inc., Class A^	157,345
6,167	Myers Industries, Inc.	117,173
1,431	UFP Technologies, Inc.*^	29,937

		419,255

Distributors (0.4%):
12	AMCON Distributing Co.	955
4,263	Core Markt Holdngs Co., Inc.	252,582
813	Educational Development Corp.	3,862
8,789	Pool Corp.	616,811
710	The Coast Distribution System, Inc.*	2,592
4,313	VOXX International Corp.*	35,712
2,157	Weyco Group, Inc.^	64,322

		976,836

Diversified Consumer Services (0.9%):
3,469	American Public Education, Inc.*	89,223
9,431	Cambium Learning Group, Inc.*	40,270
2,216	Capella Education Co.	118,933
13,892	Career Education Corp.*	45,844
4,450	Carriage Services, Inc.	106,266
1,795	Collectors Universe, Inc.	35,792
9,229	Grand Canyon Education, Inc.*	391,309
7,950	K12, Inc.*	100,568
2,382	Liberty Tax, Inc.	58,955
1,526	National American University Holdings, Inc.	4,441
14,222	Sotheby’s^	643,402
2,612	Steiner Leisure*	140,473
2,208	Strayer Education, Inc.*	95,165
5,156	Universal Technical Institute, Inc.	44,342

		1,914,983

Diversified Financial Services (0.2%):
1,274	California First National Bancorp	17,186
8,611	Gain Capital Holdings, Inc.^	82,321
500	MarketAxess Holdings, Inc.	46,385
2,591	Marlin Business Services, Inc.	43,736
6,056	Newstar Financial, Inc.*	66,616
4,690	PICO Holdings, Inc.*	69,037
4,650	Resource America, Inc., Class A	39,107
2,849	Tiptree Financial, Inc., Class A^	20,655

		385,043

Continued

6

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (0.7%):
3,043	Atlantic Tele-Network, Inc.	$210,210
38,567	Cincinnati Bell, Inc.*	147,326
8,904	Cogent Communications Group, Inc.	301,311
5,399	FairPoint Communications, Inc.*	98,370
1,495	Fusion Telecommunications International, Inc.*	3,184
7,905	General Communication, Inc., Class A*	134,464
2,168	Hawaiian Telcom Holdco, Inc.*	56,585
4,421	IDT Corp.	79,932
6,657	Inteliquent, Inc.	122,489
19,966	Iridium Communications, Inc.*^	181,491
4,669	Lumos Networks Corp.	69,055
14,348	Orbcomm, Inc.*	96,849

		1,501,266

Electric Utilities (1.0%):
8,605	ALLETE, Inc.	399,186
7,820	El Paso Electric Co.	271,041
8,314	Empire District Electric Co.^	181,245
3,043	Genie Energy, Ltd., Class B	31,860
1,728	IDACORP, Inc.^	97,010
6,312	MGE Energy, Inc.^	244,464
7,596	Otter Tail Power Co.^	202,054
16,161	PNM Resources, Inc.	397,561
14,977	Portland General Electric Co.^	496,637
2,808	Unitil Corp.	92,720

		2,413,778

Electrical Equipment (1.0%):
1,815	Allied Motion Technologies, Inc.	40,765
547	American Electric Technologies, Inc.*	2,790
5,308	AZZ, Inc.	274,954
4,188	Encore Wire Corp.	185,487
8,133	EnerSys	571,668
411	Espey Manufacturing & Electronics Corp.	10,686
9,178	Franklin Electric Co., Inc.^	296,724
9,772	General Cable Corp.	192,802
3,487	Global Power Equipment Group, Inc.^	27,059
29,540	GrafTech International, Ltd.*	146,518
4,871	LSI Industries, Inc.	45,495
53	Pioneer Power Solutions, Inc.*	379
2,209	Power Solutions International, Inc.*	119,330
4,427	Powersecure International, Inc.*	65,343
1,064	Preformed Line Products Co.	40,134
75	Servotronics, Inc.	489
515	SL Industries, Inc.*	19,884
5,936	Thermon Group Holdings, Inc.*	142,880
3,104	Ultralife Corp.*	13,006

		2,196,393

Electronic Equipment, Instruments & Components (3.1%):
2,011	ADDvantage Technologies Group, Inc.*	4,686
6,004	Anixter International, Inc.*	391,161
29,976	AVX Corp.	403,476
2,620	Badger Meter, Inc.^	166,344
8,487	Checkpoint Systems, Inc.	86,398
4,622	Coherent, Inc.*	293,405

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,974	Control4 Corp.*^	$44,219
4,147	CUI Global, Inc.*^	20,984
8,630	Daktronics, Inc.	102,352
1,365	Data I/O Corp.*	4,668
3,765	DTS, Inc.*	114,795
4,881	Electro Rent Corp.	53,008
6,222	Electro Scientific Industries, Inc.	32,790
7,067	Fabrinet*	132,365
3,308	FARO Technologies, Inc.*	154,484
4,726	FEI Co.	391,927
640	Frequency Electronics, Inc.*	7,219
6,936	GSI Group, Inc.*	104,248
2,274	Identiv, Inc.*^	13,394
646	IEC Electronics Corp.*	2,907
12,345	II-VI, Inc.*	234,308
199	IntriCon Corp.*	1,457
7,287	Itron, Inc.*^	250,964
9,073	KEMET Corp.*	26,130
17,046	Knowles Corp.*^	308,533
4,518	Littlelfuse, Inc.	428,712
2,151	LRAD Corp.*	4,280
6,951	Mercury Computer Systems, Inc.*	101,763
710	Mesa Labs, Inc.^	63,119
7,970	Methode Electronics, Inc., Class A	218,777
604	MOCON, Inc.	9,634
2,841	MTS Systems Corp.	195,887
4,940	Multi-Fineline Electronix, Inc.*	107,988
2,608	Napco Security Technologies, Inc.*	14,944
7,964	Newport Corp.*	150,997
4,239	OSI Systems, Inc.*	300,079
3,068	PAR Technology Corp.*	15,064
4,132	Park Electrochemical Corp.	79,169
1,176	PCM, Inc.*	11,795
1,875	Perceptron, Inc.*	19,800
4,197	Planar Systems, Inc.*	18,299
6,457	Plexus Corp.*	283,333
7,482	RadiSys Corp.*	19,154
1,727	RF Industries, Ltd.	7,340
5,365	Rofin-Sinar Technologies, Inc.*	148,074
3,621	Rogers Corp.*	239,493
14,481	Sanmina Corp.*	291,937
5,440	ScanSource, Inc.*	207,046
706	Sutron Corp.*	5,966
7,020	SYNNEX Corp.	513,793
300	Tech Data Corp.*	17,268
17,962	TTM Technologies, Inc.*	179,440
989	Wayside Technology Group, Inc.	19,602
3,952	Wireless Telecom Group, Inc.*	8,576

		7,027,551

Energy Equipment & Services (0.6%):
4,145	Era Group, Inc.*	84,890
483	Exterran Holdings, Inc.	15,770
16,065	Forum Energy Technologies, Inc.*	325,798
2,888	Gulf Island Fabrication, Inc.	32,259

Continued

7

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
5,319	Matrix Service Co.*	$97,231
53,080	McDermott International, Inc.*^	283,447
2,488	Natural Gas Services Group*	56,776
24,893	Parker Drilling Co.*	82,645
2,591	PHI, Inc.*	77,782
22,013	Rowan Cos. plc, Class A	464,694

		1,521,292

Food & Staples Retailing (0.8%):
5,068	Chefs’ Warehouse, Inc.*^	107,644
5,892	Fairway Group Holdings Corp.*^	20,976
2,697	Ingles Markets, Inc., Class A	128,836
10,518	Liberator Medical Holdings, Inc.	23,876
4,576	Natural Grocers by Vitamin Cottage, Inc.*^	112,661
5,604	PriceSmart, Inc.^	511,308
200	SpartanNash Co.	6,508
58,157	Supervalu, Inc.*	470,490
8,542	The Fresh Market, Inc.*^	274,540
1,964	Village Super Market, Inc.	62,239
5,498	Weis Markets, Inc.	231,741

		1,950,819

Food Products (1.8%):
9,772	B&G Foods, Inc.^	278,795
3,316	Calavo Growers, Inc.	172,200
8,616	Cal-Maine Foods, Inc.	449,755
1,318	Coffee Holding Co., Inc.*	6,564
19,645	Dean Foods Co.	317,660
5,914	Diamond Foods, Inc.*^	185,581
3,338	Farmer Brothers Co.*	78,443
300	Fresh Del Monte Produce, Inc.	11,598
122	Golden Enterprises, Inc.	498
3,984	Inventure Foods, Inc.*^	40,438
3,823	J & J Snack Foods Corp.	423,091
5,357	Lancaster Colony Corp.	486,683
2,855	Limoneira Co.^	63,467
9,889	Post Holdings, Inc.*^	533,315
1,220	Rocky Mountain Chocolate Factory, Inc.	16,067
3,983	Sanderson Farms, Inc.^	299,362
12	Seneca Foods Corp, Class B*	357
1,801	Seneca Foods Corp., Class A*	50,014
13,338	Snyders-Lance, Inc.	430,417
6,833	Tootsie Roll Industries, Inc.^	220,774

		4,065,079

Gas Utilities (1.5%):
2,993	Chesapeake Utilities Corp.	161,173
1,008	Delta Natural Gas Co., Inc.	20,261
2,109	Gas Natural, Inc.	21,723
16,484	New Jersey Resources Corp.	454,134
5,313	Northwest Natural Gas Co.	224,102
9,305	ONE Gas, Inc.^	396,021
15,594	Piedmont Natural Gas Co., Inc.	550,624
79	RGC Resources, Inc.	1,580
12,453	South Jersey Industries, Inc.	307,963
8,894	Southwest Gas Corp.	473,250

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
7,750	The Laclede Group, Inc.^	$403,465
9,681	WGL Holdings, Inc.	525,581

		3,539,877

Health Care Equipment & Supplies (3.4%):
4,119	Abaxis, Inc.^	212,046
2,680	Analogic Corp.	211,452
7,252	AngioDynamics, Inc.*	118,933
2,934	Anika Therapeutics, Inc.*	96,910
354	Atrion Corp.	138,878
2,493	BioLife Solutions, Inc.*^	4,861
8,629	Cantel Medical Corp.	463,118
1,944	Chembio Diagnostics, Inc.*	9,545
283	CONMED Corp.	16,490
5,741	CryoLife, Inc.	64,758
5,124	Cyberonics, Inc.*	304,673
4,362	Cynosure, Inc., Class A*	168,286
5,289	Derma Sciences, Inc.*^	37,869
1,118	Elctromed, Inc.*	2,068
2,798	Exactech, Inc.*	58,282
14,587	Globus Medical, Inc., Class A*	374,448
4,562	Greatbatch, Inc.*	245,983
10,229	Haemonetics Corp.*	423,071
8,629	Halyard Health, Inc.*^	349,475
11,449	Hill-Rom Holdings, Inc.	622,025
2,860	ICU Medical, Inc.*	273,588
7,090	Integra LifeSciences Holdings Corp.*	477,653
6,191	Invacare Corp.	133,911
2,006	IRIDEX Corp.*	16,550
249	Kewaunee Scientific CP	4,094
3,577	LeMaitre Vascular, Inc.	43,139
10,495	Masimo Corp.*	406,576
7,819	Meridian Bioscience, Inc.	145,746
9,510	Merit Medical Systems, Inc.*	204,845
6,702	Natus Medical, Inc.*	285,237
7,599	Neogen Corp.*	360,497
9,424	NuVasive, Inc.*	446,509
3,810	Orthofix International NV*	126,187
11,743	RTI Surgical, Inc.*	75,860
561	Span-America Medical System, Inc.	10,334
2,611	Surmodics, Inc.*	61,150
11,148	Thoratec Corp.*	496,867
754	Utah Medical Products, Inc.	44,961
3,061	Vascular Solutions, Inc.*	106,278

		7,643,153

Health Care Providers & Services (2.6%):
5,952	Aceto Corp.	146,598
3,936	AdCare Health Systems, Inc.	13,619
2,250	Addus HomeCare Corp.*	62,685
6,742	Air Methods Corp.*^	278,714
2,215	Alliance HealthCare Services, Inc.*	41,398
1,924	Almost Family, Inc.*	76,787
7,211	Amedisys, Inc.*	286,493
9,648	AMN Healthcare Services, Inc.*	304,780
5,570	Bio-Reference Laboratories, Inc.*	229,763

Continued

8

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
13,756	BioScrip, Inc.*^	$49,934
5,519	BioTelemetry, Inc.*	52,044
6,359	Capital Senior Living Corp.*	155,796
2,965	Chemed Corp.^	388,712
4,148	CorVel Corp.*	132,819
7,772	ExamWorks Group, Inc.*	303,885
9,962	Five Star Quality Care, Inc.*	47,818
6,921	Hanger Orthopedic Group, Inc.*^	162,228
6,560	Healthways, Inc.*	78,589
3,529	InfuSystems Holdings, Inc.*	11,258
3,166	IPC Healthcare, Inc.*	175,365
3,640	LHC Group, Inc.*	139,230
440	LifePoint Hospitals, Inc.*	38,258
5,769	Magellan Health Services, Inc.*	404,234
2,314	National Healthcare Corp.	150,387
680	National Research Corp., Class B	22,977
2,076	National Research Corp.	29,500
12,624	Owens & Minor, Inc.^	429,215
5,921	PharMerica Corp.*	197,169
3,184	Providence Service Corp.*	140,988
1,080	Psychemedics Corp.	16,016
8,932	RadNet, Inc.*	59,755
24,503	Select Medical Holdings Corp.	396,949
7,920	Surgical Care Affiliates, Inc.*	303,970
5,085	The Ensign Group, Inc.	259,640
4,896	Triple-S Management Corp., Class B*	125,631
2,494	U.S. Physical Therapy, Inc.	136,571
16,336	Universal American Financial Corp.*	165,320
25	USMD Holdings, Inc.*	212

		6,015,307

Health Care Technology (0.6%):
33,773	Allscripts Healthcare Solutions, Inc.*	462,015
558	Arrhythmia Research Technology, Inc.*	3,499
2,265	Computer Programs & Systems, Inc.	120,996
10,487	MedAssets, Inc.*	231,343
19,671	Merge Healthcare, Inc.*	94,421
7,444	Omnicell, Inc.*	280,713
12,253	Quality Systems, Inc.	203,032
3,415	Simulations Plus, Inc.	21,412

		1,417,431

Hotels, Restaurants & Leisure (3.7%):
19,237	Belmond, Ltd., Class A*	240,270
422	Biglari Holdings, Inc.*	174,603
5,212	BJ’s Restaurants, Inc.*	252,521
25,040	Bloomin’ Brands, Inc.	534,604
4,423	Bob Evans Farms, Inc.	225,794
3,066	Bravo Brio Restaurant Group, Inc.*	41,544
3,778	Buffalo Wild Wings, Inc.*	591,975
7,247	Carrols Restaurant Group, Inc.*	75,369
4,585	Century Casinos, Inc.*	28,886
3,316	Chuy’s Holdings, Inc.*^	88,836
13,086	ClubCorp Holdings, Inc.	312,494
4,785	Del Frisco’s Restaurant Group, Inc.*	89,145
17,503	Denny’s Corp.*	203,210

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
15,900	Diamond Resorts International, Inc.*^	$501,645
3,946	DineEquity, Inc.	391,009
3,712	Dover Motorsports, Inc.	8,204
1,421	Famous Dave’s of America, Inc.*^	28,491
4,681	Fiesta Restaurant Group, Inc.*^	234,050
378	Flanigan’s Enterprises, Inc.^	9,337
567	Frisch’s Restaurants, Inc.	19,034
11,024	Interval Leisure Group, Inc.	251,898
3,569	Jamba, Inc.*^	55,284
11,400	Krispy Kreme Doughnuts, Inc.*	219,564
5,681	Luby’s, Inc.*	27,553
6,852	Marriott Vacations Worldwide Corp.	628,671
416	Minor International, ADR	8,773
906	Nathans Famous, Inc.	33,576
5,627	Noodles & Co.*^	82,154
9,230	Papa John’s International, Inc.	697,880
4,612	Popeyes Louisiana Kitchen, Inc.*	276,674
2,069	RCI Hospitality Holdings, Inc.*	24,621
3,993	Red Lion Hotels Corp.*	30,586
2,920	Red Robin Gourmet Burgers*	250,594
6,932	Ruth’s Hospitality Group, Inc.	111,744
17,979	SeaWorld Entertainment, Inc.	331,533
10,875	Sonic Corp.	313,200
7,036	Speedway Motorsports, Inc.	159,365
14,784	Texas Roadhouse, Inc.	553,365
8,965	The Cheesecake Factory, Inc.	488,906
4,346	Town Sports International Holdings, Inc.*	12,603

		8,609,565

Household Durables (1.8%):
1,790	Cavco Industries, Inc.*	135,038
5,391	Ethan Allen Interiors, Inc.^	141,999
300	Helen of Troy, Ltd.*	29,247
27,174	Hovnanian Enterprises, Inc., Class A*	72,283
5,530	iRobot Corp.*^	176,296
18,017	KB Home^	299,082
1,138	Koss Corp.*	2,629
10,610	La-Z-Boy, Inc.	279,467
4,723	Libbey, Inc.	195,202
2,704	Lifetime Brands, Inc.	39,938
8,939	M.D.C. Holdings, Inc.^	267,902
5,003	M/I Homes, Inc.*	123,424
8,542	Meritage Corp.*	402,243
723	P & F Industries, Inc., Class A*	6,174
5,555	Skullcandy, Inc.*	42,607
1,301	Skyline Corp.*	3,825
52,612	Standard Pacific Corp.*	468,773
3,040	Stanley Furniture Co., Inc.*	9,029
6,650	Taylor Morrison Home Corp., Class A*	135,394
3,024	The Dixie Group, Inc.*^	31,752
10,188	The Ryland Group, Inc.^	472,417
28,470	TRI Pointe Homes, Inc.*	435,591
2,986	Universal Electronics, Inc.*	148,822
5,711	William Lyon Homes, Class A*	146,601
5,830	Zagg, Inc.*	46,174

		4,111,909

Continued

9

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products (0.4%):
38,032	HRG Group, Inc.*	$494,416
1,767	Ocean Bio-Chem, Inc.*	6,308
1,013	Oil-Dri Corp.	30,775
1,770	Orchids Paper Products Co.	42,604
2,773	WD-40 Co.	241,695

		815,798

Independent Power and Renewable Electricity Producers (0.4%):
24,688	Atlantic Power Corp.	76,039
9,784	Ormat Technologies, Inc.^	368,661
13,511	Pattern Energy Group, Inc.^	383,442

		828,142

Industrial Conglomerates (0.1%):
7,539	Raven Industries, Inc.	153,268

Insurance (3.4%):
8,603	Ambac Financial Group, Inc.*	143,154
15,887	American Equity Investment Life Holding Co.	428,631
5,143	American National Insurance Co.	526,232
3,531	Amerisafe, Inc.	166,169
12,573	Aspen Insurance Holdings, Ltd.	602,247
180	Baldwin & Lyons, Inc., Class A	4,140
10,012	Citizens, Inc.*^	74,690
4,636	Crawford & Co., Class A	35,280
3,701	Crawford & Co.	31,199
2,891	Donegal Group, Inc., Class A	44,030
3,537	EMC Insurance Group, Inc.	88,673
6,923	Employers Holdings, Inc.	157,706
9,194	Endurance Specialty Holdings, Ltd.^	604,046
3,110	Enstar Group, Ltd.*	481,895
2,805	Federated National Holding Co.	67,881
4,344	First Acceptance Corp.*	13,901
1,050	Global Indemnity plc*	29,484
5,938	Greenlight Capital Re, Ltd.*	173,211
3,907	Hallmark Financial Services, Inc.*	44,462
2,122	HCI Group, Inc.	93,814
3,033	Independence Holding Co.	40,005
407	Investors Title Co.	28,852
1,954	Kansas City Life Insurance Co.	89,317
1,473	Kingstone Co., Inc.	11,195
14,105	Maiden Holdings, Ltd.	222,577
33,471	MBIA, Inc.*	201,161
1,171	Mercury General Corp.^	65,166
2,707	National Interstate Corp.^	73,955
630	National Western Life Insurance Co., Class A	150,879
4,777	Onebeacon Insurance Group, Ltd.	69,314
9,433	Primerica, Inc.	430,994
10,527	ProAssurance Corp.	486,453
7,978	RLI Corp.	409,989
7,764	StanCorp Financial Group, Inc.	587,035
5,641	State Auto Financial Corp.	135,102
4,387	Stewart Information Services Corp.	174,603
21,301	Symetra Financial Corp.	514,845
204	The National Security Group, Inc.	3,160
4,299	United Insurance Holdings Co.^	66,806
7,025	Universal Insurance Holdings, Inc.	170,005

		7,742,258

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.6%):
5,568	1-800 Flowers.com, Inc., Class A*	$58,241
2,452	Blue Nile, Inc.*	74,516
3,666	CafePress, Inc.*	16,497
3,872	Gaiam, Inc., Class A*^	25,323
1,377	Geeknet, Inc.*	27,457
14,324	Liberty TripAdvisor Holdings, Inc., Class A*	461,520
5,809	Nutri/System, Inc.	144,528
4,500	Overstock.com, Inc.*^	101,430
4,061	PetMed Express, Inc.^	70,133
7,148	Shutterfly, Inc.*	341,746

		1,321,391

Internet Software & Services (2.1%):
8,035	Actua Corp.*	114,579
6,561	Cimpress NV*	552,174
10,225	DealerTrack Holdings, Inc.*	642,029
3,938	Demand Media, Inc.*^	25,046
22,941	EarthLink Holdings Corp.	171,828
30,381	Endurance International Group Holdings, Inc.*	627,672
6,136	Envestnet, Inc.*	248,079
6,758	GTT Communications, Inc.*^	161,313
12,029	Internap Network Services Corp.*	111,268
1,072	Internet Patents Corp.*	3,237
11,399	Intralinks Holdings, Inc.*	135,762
4,991	Inuvo, Inc.*	15,272
20,076	Limelight Networks, Inc.*	79,099
6,655	Marchex, Inc.	32,942
18,228	Monster Worldwide, Inc.*^	119,211
12,232	NIC, Inc.	223,601
8,938	QuinStreet, Inc.*	57,650
1,839	Qumu Corp.*	15,153
7,302	RealNetworks, Inc.*	39,504
2,319	Reis, Inc.	51,435
12,212	RetailMeNot, Inc.*	217,740
6,137	Shutterstock, Inc.*^	359,875
5,449	Synacor, Inc.*	8,773
6,723	TechTarget*	60,036
2,980	Travelzoo, Inc.*	33,614
8,928	Tremor Video, Inc.*^	25,980
10,240	Web.com Group, Inc.*	248,013
7,261	WebMD Health Corp.*	321,518
7,728	Xoom Corp.*^	162,713
6,743	YuMe, Inc.*^	36,547

		4,901,663

IT Services (2.4%):
13,666	Acxiom Corp.*	240,248
9,220	Blackhawk Network Holdings, Inc.*	379,864
300	CACI International, Inc., Class A*	24,267
8,610	Cardtronics, Inc.*^	319,001
368	Cartesian, Inc.*	1,244
2,101	Cass Information Systems, Inc.	118,118
12,401	CIBER, Inc.*	42,783
6,937	CSG Systems International, Inc.	219,625
758	CSP, Inc.	5,264
4,471	Datalink Corp.*	39,971

Continued

10

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
6,861	Essendant, Inc.	$269,294
10,280	Euronet Worldwide, Inc.*	634,275
6,724	Exlservice Holdings, Inc.*	232,516
3,658	Forrester Research, Inc.	131,761
12,959	Global Cash Access Holdings, Inc.*	100,303
6,299	Heartland Payment Systems, Inc.	340,461
3,433	Higher One Holdings, Inc.*	10,265
2,498	Innodata, Inc.*	6,570
2,231	JetPay Corp.*	6,091
13,312	Lionbridge Technologies, Inc.*	82,135
4,432	ManTech International Corp., Class A	128,528
10,553	ModusLink Global Solutions, Inc.*^	35,880
1,690	NCI, Inc., Class A	17,458
10,760	NeuStar, Inc., Class A*^	314,300
7,061	Perficient, Inc.*	135,854
3,459	PFSweb, Inc.*	47,942
8,772	Science Applications International Corp.	463,600
17,035	Servicesource International, Inc.*	93,181
719	StarTek, Inc.*	4,242
8,310	Sykes Enterprises, Inc.*	201,518
9,446	TeleTech Holdings, Inc.	255,798
6,015	The Hackett Group, Inc.	80,781
9,346	Unisys Corp.*^	186,827
5,980	Virtusa Corp.*	307,372

		5,477,337

Leisure Products (0.6%):
2,626	Arctic Cat, Inc.	87,209
2,916	Escalade, Inc.^	53,625
1,779	Marine Products Corp.	11,101
6,427	Nautilus Group, Inc.*	138,245
12,347	Smith & Wesson Holding Corp.*	204,837
3,759	Sturm, Ruger & Co., Inc.^	215,955
3,712	Summer Infant, Inc.*	7,498
12,661	Vista Outdoor, Inc.*	568,479

		1,286,949

Life Sciences Tools & Services (0.3%):
17,848	Affymetrix, Inc.*^	194,900
173	Bioanalytical Systems, Inc.*^	348
6,754	Cambrex Corp.*	296,770
7,018	Harvard Bioscience, Inc.*	40,003
8,017	Luminex Corp.*	138,373
6,014	pSivida Corp.*	22,673

		693,067

Machinery (4.2%):
9,507	Accuride Corp.*	36,602
5,474	Albany International Corp., Class A	217,865
4,780	Altra Industrial Motion Corp.	129,920
1,974	ARC Group Worldwide, Inc.*	10,462
806	Art’s-Way Manufacturing Co.	3,772
4,615	Astec Industries, Inc.	192,999
10,769	Barnes Group, Inc.	419,883
9,682	Blount International, Inc.*	105,727
5,532	Chart Industries, Inc.*	197,769

Shares		Fair Value
Common Stocks, continued
Machinery, continued
3,222	CIRCOR International, Inc.	$175,696
928	CLARCOR, Inc.	57,759
4,061	Columbus McKinnon Corp.	101,525
5,999	Commercial Vehicle Group, Inc.*	43,253
4,549	Douglas Dynamics, Inc.	97,713
5,136	EnPro Industries, Inc.	293,882
4,907	ESCO Technologies, Inc.	183,571
13,278	Federal Signal Corp.	197,975
2,463	FreightCar America, Inc.	51,427
1,177	Gencor Industries, Inc.*	11,382
4,267	Global Brass & Copper Holdings, Inc.	72,582
5,126	Greenbrier Cos, Inc.	240,153
2,648	Hardinge, Inc.	26,083
14,768	Harsco Corp.	243,672
12,001	Hillenbrand, Inc.	368,431
1,304	Hurco Cos, Inc.	45,144
2,514	Hyster-Yale Materials Handling, Inc., Class A	174,170
5,895	John Bean Technologies Corp.	221,593
15,005	Kennametal, Inc.	511,970
143	Key Technology, Inc.*	1,888
2,094	L.B. Foster Co., Class A	72,473
2,164	Lindsay Corp.^	190,237
3,228	Manitex International, Inc.*^	24,662
20,017	Meritor, Inc.*	262,623
11,220	Mueller Industries, Inc.	389,558
32,910	Mueller Water Products, Inc., Class A	299,481
3,826	NN, Inc.	97,640
158	Omega Flex, Inc.	5,950
4,130	PMFG, Inc.*	26,556
5,359	Proto Labs, Inc.*	361,625
4,258	RBC Bearings, Inc.*	305,554
18,885	Rexnord Corp.*	451,540
2,576	Standex International Corp.	205,900
4,988	Sun Hydraulics Corp.	190,093
1,746	Supreme Industires, Inc., Class A	14,963
466	Taylor Devices, Inc.*	5,844
3,131	Tecumseh Products Co.*	7,734
3,528	Tennant Co.	230,520
17,714	Terex Corp.^	411,851
5,229	The Gorman-Rupp Co.^	146,830
23,280	The Manitowoc Co., Inc.	456,288
12,067	Titan International, Inc.^	129,600
8,325	TriMas Corp.*	246,420
4,007	Valmont Industries, Inc.^	476,311
15,131	Wabash National Corp.*	189,743
4,945	Watts Water Technologies, Inc., Class A	256,398
572	WSI Industries, Inc.	3,678
3,110	Xerium Technologies, Inc.*	56,602

		9,951,542

Marine (0.2%):
9,208	Matson, Inc.	387,104

Media (1.9%):
3,904	A.H. Belo Corp, Class A^	21,862
3,570	AMC Entertainment Holdings, Inc., Class A	109,528

Continued

11

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
2,527	Ballantyne Strong, Inc.*	$11,852
478	Beasley Broadcast Group, Inc., Class A	2,213
5,030	Carmike Cinemas, Inc.*	133,496
27,534	Central Eurpoean Media Enterprises*	60,024
20,852	Crown Media Holdings, Inc.*	94,251
229	Daily Journal Corp.*^	45,001
16,597	DreamWorks Animation SKG, Inc., Class A*^	437,829
6,578	Entercom Communications Corp.*	75,121
12,748	Entravision Communications Corp., Class A	104,916
12,998	Gray Television, Inc.*	203,809
12,577	Harte-Hanks, Inc.	74,959
3,107	Hemisphere Media Group*	36,973
2,441	Insignia Systems, Inc.*	6,664
11,327	Lee Enterprises, Inc.*^	37,719
23,524	Media General, Inc.*^	388,616
6,983	Meredith Corp.^	364,163
13,351	National CineMedia, Inc.	213,082
5,349	Nexstar Broadcasting Group, Inc.	299,544
8,158	Radio One, Inc., Class D*^	25,861
4,315	Reading International, Inc., Class A*^	59,763
15,202	Sinclair Broadcast Group, Inc., Class A^	424,288
5,951	Sizmek, Inc.*	42,252
860	Spanish Broadcasting System, Inc., Class A*	5,805
14,420	The E.W. Scripps Co., Class A	329,497
32,739	The New York Times Co., Class A^	446,887
19,926	Time, Inc.	458,497
207	Value Line, Inc.	2,149

		4,516,621

Metals & Mining (1.2%):
2,124	Ampco-Pittsburgh Corp.	32,115
9,101	Carpenter Technology Corp.^	352,027
28,144	Coeur d’Alene Mines Corp.*^	160,702
19,950	Commercial Metals Co.	320,796
7,012	Compass Minerals International, Inc.	575,967
14,656	Globe Specialty Metals, Inc.	259,411
1,659	Handy & Harman, Ltd.*	57,484
2,509	Haynes International, Inc.	123,744
77,591	Hecla Mining Co.	204,064
11,542	Horsehead Holding Corp.*^	135,272
4,433	Materion Corp.	156,263
14,177	Noranda Aluminum Holding Corp.	12,050
21,462	Stillwater Mining Co.*^	248,745
1,789	Synalloy Corp.	24,509
1,458	Universal Stainless & Alloy Products, Inc.*^	28,650

		2,691,799

Multiline Retail (0.5%):
10,701	Big Lots, Inc.^	481,438
800	Fred’s, Inc.^	15,432
4,032	Gordmans Stores, Inc.*^	24,716
67,868	J.C. Penney Co., Inc.*	574,842

		1,096,428

Multi-Utilities (0.5%):
11,208	Avista Corp.	343,525
7,967	Black Hills Corp.	347,760

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
8,085	NorthWestern Corp.	$394,144

		1,085,429

Oil, Gas & Consumable Fuels (2.3%):
21,749	Abraxas Petroleum Corp.*	64,160
885	Adams Resources & Energy, Inc.	39,471
13,791	Alon USA Energy, Inc.^	260,650
901	Barnwell Industries, Inc.*	2,135
12,862	Callon Petroleum Co.*	107,012
9,708	Carrizo Oil & Gas, Inc.*	478,022
18,173	Clean Energy Fuel Corp.*	102,132
4,250	Delek US Holdings, Inc.	156,485
17,477	DHT Holdings, Inc.	135,796
15,405	Gaslog, Ltd.^	307,330
16,205	Gastar Exploration, Inc.*	50,073
5,913	Hallador Energy Co.^	49,314
72	Isramco, Inc.*^	9,937
15,192	Matador Resources Co.*^	379,800
19,881	Nordic American Tankers, Ltd.	282,907
5,278	Pacific Ethanol, Inc.*^	54,469
3,313	Panhandle Oil & Gas, Inc., Class A^	68,546
18,217	PBF Energy, Inc., Class A	517,728
7,959	PDC Energy, Inc.*	426,921
14,765	Penn Virginia Corp.*^	64,671
6	PrimeEnergy Corp.*	341
8,896	Renewable Energy Group, Inc.*	102,838
23,969	Rice Energy, Inc.*	499,275
16,077	RSP Permian, Inc.*^	451,924
30,817	Scorpio Tankers, Inc.	310,944
17,223	Ship Finance International^	281,079
19,990	Synergy Resources Corp.*^	228,486
20,316	Teekay Tankers, Ltd.^	134,289

		5,566,735

Paper & Forest Products (1.3%):
8,404	Boise Cascade Co.*	308,259
3,920	Clearwater Paper Corp.*	224,616
2,743	Deltic Timber Corp.	185,537
11,817	Domtar Corp.	489,223
17,018	KapStone Paper & Packaging Corp.	393,456
32,496	Louisiana-Pacific Corp.*^	553,406
12,185	Mercer International, Inc.*	166,691
3,188	Neenah Paper, Inc.	187,964
800	P.H. Glatfelter Co.	17,592
19,331	Resolute Forest Products*^	217,474
6,120	Schweitzer-Mauduit International, Inc.	244,066
10,121	Wausau Paper Corp.	92,911

		3,081,195

Personal Products (0.5%):
1,214	CCA Industries, Inc.*	3,824
6,057	Elizabeth Arden, Inc.*^	86,373
6,225	Inter Parfums, Inc.	211,214
537	Mannatech, Inc.*	9,612
2,454	Medifast, Inc.*	79,313
1,387	Natural Alternatives International, Inc.*	7,857

Continued

12

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
3,757	Natures Sunshine Products, Inc.	$51,659
1,924	Nutraceutical International Corp.*	47,600
7,643	Revlon, Inc.*	280,575
340	United-Guardian, Inc.	6,494
2,498	Usana Health Sciences, Inc.*^	341,377

		1,125,898

Pharmaceuticals (0.9%):
3,415	Cumberland Pharmaceuticals, Inc.*	24,417
13,834	DepoMed, Inc.*^	296,878
8,459	Endocyte, Inc.*^	43,902
2,063	Juniper Pharmaceuticals, Inc.*	18,876
7,262	Lannett Co., Inc.*^	431,653
2,617	Lipocine, Inc.*	22,454
6,341	Pozen, Inc.*^	65,376
10,807	Prestige Brands Holdings, Inc.*	499,716
10,064	Sciclone Pharmaceuticals, Inc.*	98,828
8,872	Sucampo Pharmaceuticals, Inc.*^	145,767
9,517	Supernus Pharmaceuticals, Inc.*	161,599
12,528	The Medicines Co.*^	358,426

		2,167,892

Professional Services (2.0%):
9,962	CBIZ, Inc.*	96,034
3,999	CDI Corp.	51,987
6,695	CEB, Inc.	582,867
5,264	Exponent, Inc.	235,722
3,358	Franklin Covey Co.*	68,134
7,585	FTI Consulting, Inc.*	312,805
3,469	GP Strategies Corp.*	115,310
3,665	Heidrick & Struggles International, Inc.	95,583
10,200	Hill International, Inc.*	53,652
4,139	Huron Consulting Group, Inc.*	290,103
3,916	ICF International, Inc.*	136,512
5,180	Insperity, Inc.	263,662
6,020	Kforce, Inc.	137,677
10,428	Korn/Ferry International	362,582
666	Mastech Holdings, Inc.*	5,934
5,737	Mistras Group, Inc.*	108,888
8,912	Navigant Consulting, Inc.*	132,521
10,729	On Assignment, Inc.*	421,435
7,538	Resources Connection, Inc.	121,286
11,029	RPX Corp.*	186,390
8,536	The Advisory Board Co.*	466,663
8,247	Trueblue, Inc.*	246,585
4,212	Volt Information Sciences, Inc.*	40,899
1,098	Vse Corp.	58,754
1,576	Willdan Group, Inc.*	17,620

		4,609,605

Real Estate Management & Development (0.6%):
9,258	Alexander & Baldwin, Inc.	364,764
395	CKX Lands, Inc.	5,577
1,201	Consolidated-Tomoka Land Co.	69,226
6,777	Forestar Group, Inc.*^	89,185
232	FRP Holdings, Inc.*	7,524

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
376	Griffin Industrial Realty, Inc.	$12,047
10	J.W. Mays, Inc.*	530
7,491	Marcus & Millichap, Inc.*	345,635
1,035	Maui Land & Pineapple Co.*	5,879
308	Stratus Properties, Inc.*	4,411
4,276	Tejon Ranch Co.*^	109,936
16,200	The St. Joe Co.*^	251,586
256	Transcontinental Realty Investors, Inc.*	2,880

		1,269,180

Road & Rail (1.3%):
4,878	Celadon Group, Inc.	100,877
10,521	Con-way, Inc.^	403,691
3,190	Covenant Transportation Group, Inc., Class A*	79,941
15,909	Heartland Express, Inc.^	321,839
15,032	Knight Transportation, Inc.	401,956
7,452	Landstar System, Inc.	498,316
927	Providence & Worcester Railroad Co.	16,074
5,639	Quality Distribution, Inc.*	87,179
7,758	Roadrunner Transportation System, Inc.*	200,156
4,517	Saia, Inc.*	177,473
4,455	Universal Truckload Services, Inc.	97,832
2,419	USA Truck, Inc.*	51,355
14,837	Werner Enterprises, Inc.^	389,471
6,083	YRC Worldwide, Inc.*	78,957

		2,905,117

Semiconductors & Semiconductor Equipment (3.4%):
8,642	Advanced Energy Industries, Inc.*	237,569
5,402	Alpha & Omega Semiconductor, Ltd.*	47,213
46,961	Amkor Technology, Inc.*	280,827
4,684	Audience, Inc.*^	22,905
12,388	Axcelis Technologies, Inc.*	36,668
2,342	AXT, Inc.*	5,902
4,923	Cabot Microelectronics Corp.*	231,923
3,306	Cascade Microtech, Inc.*	50,334
1,570	CEVA, Inc.*	30,505
13,315	Cirrus Logic, Inc.*	453,108
5,200	Cohu, Inc.	68,796
9,165	Diodes, Inc.*	220,968
4,487	DSP Group, Inc.*	46,351
29,989	Entegris, Inc.*	436,940
9,555	Exar Corp.*	93,448
11,568	FormFactor, Inc.*	106,426
4,679	GSI Technology, Inc.*	24,378
26,616	Integrated Device Technology, Inc.*	577,566
28,319	Intersil Corp., Class A	354,271
1,349	inTest Corp.*	5,882
6,419	IXYS Corp.	98,211
13,324	Kopin Corp.*	45,968
14,663	Kulicke & Soffa Industries, Inc.*	171,704
23,909	Lattice Semiconductor Corp.*	140,824
11,407	MA-COM Technology Solutions Holdings, Inc.*^	436,318
14,794	Mattson Technology, Inc.*	49,560
11,387	Micrel, Inc.	158,279
9,410	MKS Instruments, Inc.	357,015

Continued

13

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,780	Nanometrics, Inc.*	$77,054
6,621	Neophotonics Corp.*	60,450
977	NVE Corp.	76,597
6,377	PDF Solutions, Inc.*	102,032
13,328	Photronics, Inc.*	126,749
40,602	PMC-Sierra, Inc.*	347,553
6,096	Power Integrations, Inc.	275,417
24,793	Rambus, Inc.*	359,251
5,208	Rubicon Technology, Inc.*^	12,655
6,462	Rudolph Technologies, Inc.*	77,609
740	Sevcon, Inc.*	7,504
6,811	Sigma Designs, Inc.*	81,255
8,344	Silicon Laboratories, Inc.*^	450,658
3,100	Synaptics, Inc.*^	268,879
11,751	Tessera Technologies, Inc.	446,302
5,417	Ultratech, Inc.*	100,540
7,356	Veeco Instruments, Inc.*	211,411
10,777	Xcerra Corp.*	81,582

		7,953,357

Software (3.2%):
24,306	ACI Worldwide, Inc.*^	597,197
5,151	American Software, Inc.	48,935
11,265	Avg Technologies NV*	306,521
2,785	Aware, Inc.	11,224
9,555	Barracuda Networks, Inc.*^	378,569
10,209	Blackbaud, Inc.	581,402
2,350	BSQUARE Corp.*	15,933
8,996	CommVault Systems, Inc.*	381,520
6,916	Ebix, Inc.	225,531
7,572	EPIQ Systems, Inc.	127,815
2,049	Evolving Systems, Inc.	18,359
6,648	Fair Isaac Corp.	603,504
4,113	GlobalSCAPE, Inc.	13,532
26,478	Mentor Graphics Corp.	699,813
7,496	Monotype Imaging Holdings, Inc.	180,729
8,242	NetScout Systems, Inc.*	302,234
14,948	Pegasystems, Inc.	342,160
10,797	Progress Software Corp.*	296,918
15	QAD, Inc., Class B	324
3,092	QAD, Inc.	81,722
4,358	Rosetta Stone, Inc.*^	34,777
15,730	Rovi Corp.*^	250,894
6,367	SeaChange International, Inc.*	44,633
8,399	Synchronoss Technologies, Inc.*	384,086
16,684	Take-Two Interactive Software, Inc.*	459,977
10,992	Telecommunication Systems, Inc.*	36,384
7,906	Telenav, Inc.*	63,643
17,128	TiVo, Inc.*	173,678
7,598	VASCO Data Security International, Inc.*^	229,384
155,589	Zynga, Inc.*	444,985

		7,336,383

Specialty Retail (4.7%):
14,303	Aaron’s, Inc.	517,912
1,746	America’s Car Mart, Inc.*	86,113

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
9,749	ANN, Inc.*	$470,779
4,766	Asbury Automotive Group, Inc.*	431,895
33,017	Ascena Retail Group, Inc.*	549,898
12,419	Barnes & Noble, Inc.*^	322,397
16,326	Bebe Stores, Inc.	32,652
4,407	Big 5 Sporting Goods Corp.	62,623
9,601	Caleres, Inc.	305,120
5,462	Cato Corp.	211,707
32,987	Chico’s FAS, Inc.	548,574
7,062	Christopher & Banks Corp.*	28,319
3,126	Citi Trends, Inc.*	75,649
7,852	Conn’s, Inc.*	311,724
2,917	Destination Maternity Corp.^	34,012
10,159	Destination XL Group, Inc.*	50,897
2,510	DSW, Inc., Class A	83,759
17,004	Express, Inc.*	307,942
9,642	Five Below, Inc.*^	381,148
8,504	Francesca’s Holdings Corp.*	114,549
4,262	Genesco, Inc.*	281,420
744	Group 1 Automotive, Inc.	67,578
14,990	Guess?, Inc.	287,358
4,137	Haverty Furniture Cos., Inc.	89,442
5,671	hhgregg, Inc.*^	18,941
4,521	Hibbett Sports, Inc.*^	210,588
3,444	Kirkland’s, Inc.	95,984
5,111	Lithia Motors, Inc., Class A	578,361
5,062	MarineMax, Inc.*	119,008
6,126	Mattress Firm Holding Corp.*^	373,380
6,751	Monro Muffler Brake, Inc.	419,642
12,880	New York & Co.*	34,518
3,283	Outerwall, Inc.	249,869
14,231	Pacific Sunwear of California, Inc.*	16,223
1,138	Pep Boys — Manny, Moe & Jack*	13,963
441	Perfumania Holdings, Inc.*	2,505
18,625	Pier 1 Imports, Inc.^	235,234
10,939	Select Comfort Corp.*	328,936
8,058	Sonic Automotive, Inc., Class A	192,022
8,986	Stein Mart, Inc.	94,083
289	Tandy Leather Factory, Inc.	2,485
9,614	The Buckle, Inc.^	440,033
4,022	The Children’s Place Retail Stores, Inc.	263,079
9,179	The Container Store Group, Inc.*^	154,850
9,277	The Finish Line, Inc., Class A	258,086
10,445	The Men’s Wearhouse, Inc.	669,211
10,599	The Tile Shop Holdings, Inc.*	150,400
2,271	Tilly’s, Inc.*	21,961
737	Trans World Entertainment Corp.*	2,697
5,026	Vitamin Shoppe, Inc.*	187,319
4,901	West Marine, Inc.*	47,246
1,010	Winmark Corp.	99,485
5,963	Zumiez, Inc.*	158,795

		11,092,371

Technology Hardware, Storage & Peripherals (1.0%):
1,308	Astro-Med, Inc.	18,717
7,830	Avid Technology, Inc.*^	104,452

Continued

14

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
1,901	Concurrent Computer Corp.	$11,786
11,446	Diebold, Inc.	400,610
12,075	Dot Hill Systems Corp.*	73,899
8,656	Eastman Kodak Co.*	145,421
9,346	Electronics for Imaging, Inc.*	406,644
8,718	Imation Corp.*	35,395
11,474	Lexmark International, Inc., Class A^	507,152
17,874	QLogic Corp.*	253,632
53,057	Quantum Corp.*	89,136
8,348	Super Micro Computer, Inc.*	246,934
1,590	TransAct Technologies, Inc.	10,621
7,142	USA Technologies, Inc.*^	19,283

		2,323,682

Textiles, Apparel & Luxury Goods (1.2%):
1,716	Cherokee, Inc.	48,357
15,584	Crocs, Inc.*	229,241
2,461	Culp, Inc.	76,291
5,790	Deckers Outdoor Corp.*	416,706
9,732	G-III Apparel Group, Ltd.*	684,645
3,570	Oxford Industries, Inc.	312,197
1,515	Rocky Brands, Inc.	28,331
7,466	Sequential Brands Group, Inc.*^	114,155
13,793	Steven Madden, Ltd.*	590,065
12,125	Tumi Holdings, Inc.*	248,805
844	Wolverine World Wide, Inc.	24,037

		2,772,830

Thrifts & Mortgage Finance (2.2%):
885	ASB Bancorp, Inc.*	19,169
22,103	Astoria Financial Corp.	304,800
1,803	Atlantic Coast Financial Corp.*	8,023
9,437	Bank Mutual Corp.	72,382
4,231	BankFinancial Corp.	49,841
3,050	Bear State Financial, Inc.*	28,487
14,798	Beneficial Bancorp, Inc.*	184,827
3,331	BofI Holding, Inc.*^	352,120
14,118	Brookline Bancorp, Inc.	159,392
2,307	Cape Bancorp, Inc.	21,824
27,426	Capitol Federal Financial, Inc.	330,209
3,400	Charter Financial Corp.	42,194
202	Chicopee Bancorp, Inc.	3,331
280	Citizens Community Bancorp, Inc.	2,565
5,487	Clifton Bancorp, Inc.	76,763
7,424	Dime Community Bancshares	125,763
1,537	ESSA Bancorp, Inc.	19,766
22,161	Everbank Financial Corp.	435,464
242	First Capital, Inc.	6,551
808	First Federal of Northern Michigan Bancorp, Inc.	5,163
3,028	First Financial Northwest, Inc.^	37,729
11,375	Flagstar Bancorp, Inc.*	210,210
2,348	Fox Chase Bancorp, Inc.	39,728
574	FS Bancorp, Inc.	12,381
195	Guaranty Federal Bankshares, Inc.	2,870
681	Hamilton Bancorp, Inc.*	9,377
1,425	HF Financial Corp.	21,617

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
245	Hingham Institution for Savings	$28,202
629	HMN Financial, Inc.*	7,416
1,064	Home Bancorp, Inc.^	26,855
43	Home Federal Bancorp, Inc.	863
4,444	HomeStreet, Inc.*	101,412
1,446	HopFed Bancorp, Inc.	17,106
869	IF Bancorp, Inc.	14,365
8,274	Kearny Financial Corp.*	92,338
390	Kentucky First Federal Bancorp	3,268
832	Lake Sunapee Bank Group	12,006
812	LaPorte Bancorp, Inc.	11,003
594	Madison County Financial, Inc.	12,468
940	Malvern Bancorp, Inc.*	13,950
11,095	Meridian Bancorp, Inc.*	148,784
1,286	Meta Financial Group, Inc.	55,195
594	MSB Financial Corp.*	7,865
716	Naugatuck Valley Financial Corp.*	7,604
2,499	Northeast Community Bancorp, Inc.	18,643
8,836	Northfield Bancorp, Inc.	132,982
17,169	Northwest Bancshares, Inc.	220,107
1,278	Ocean Shore Holding Co.^	18,959
3,412	Oceanfirst Financial Corp.	63,634
198	Oconee Federal Financial Corp.	3,536
8,223	Oritani Financial Corp.	131,979
4,321	PennyMac Financial Services, Inc., Class A*	78,297
1,806	Provident Financial Holdings	30,232
1,683	Prudential Bancorp, Inc.	24,404
2,120	Pulaski Financial Corp.	27,390
430	River Valley Bancorp	9,933
420	Riverview Bancorp, Inc.	1,798
2,488	Security National Financial Corp., Class A*	16,744
671	Severn Bancorp, Inc.*	3,228
1,709	SI Financial Group, Inc.	19,893
707	Southern Missouri Bancorp, Inc.	13,327
1,949	Territorial Bancorp, Inc.	47,283
17,842	TrustCo Bank Corp.	125,429
25	United Community Bancorp	345
9,946	United Community Financial Corp.	53,211
8,899	United Financial Bancorp, Inc.	119,692
19,266	Washington Federal, Inc.	449,860
6,983	Waterstone Financial, Inc.^	92,176
5,802	Wawlker & Dunlop, Inc.*	155,145
580	Wayne Savings Bancshares, Inc.	7,766
12	Wolverine Bancorp, Inc.	303
5,302	WSFS Financial Corp.	145,010
35	WVS Financial Corp.	415

		5,154,967

Tobacco (0.2%):
21,830	Vector Group, Ltd.	512,132

Trading Companies & Distributors (0.7%):
311	AeroCentury Corp.*	2,637
6,962	Applied Industrial Technologies, Inc.	276,043
8,776	Beacon Roofing Supply, Inc.*	291,538
4,236	CAI International, Inc.*	87,219

Continued

15

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,463	Envirostar, Inc.	$6,540
5,238	Huttig Building Products, Inc.*	16,447
5,554	Kaman Corp., Class A	232,935
5,292	Stock Building Supply Holdings, Inc.*	103,459
6,157	TAL International Group, Inc.	194,561
10,705	Textainer Group Holdings, Ltd.^	278,437
4,279	Titan Machinery, Inc.*	63,030
577	TransAct Technologies, Inc.*	5,453
2,875	Veritiv Corp.*	104,823

		1,663,122

Transportation Infrastructure (0.1%):
18,401	WESCO Aircraft Holdings, Inc.*^	278,775

Water Utilities (0.4%):
7,960	American States Water Co.	297,623
1,634	Artesian Resources Corp.	34,461
10,190	California Water Service Group	232,842
2,211	Connecticut Water Service, Inc.^	75,528
2,985	Consolidated Water Co., Ltd.	37,611
3,255	Middlesex Water Co.	73,433
669	Pure Cycle Corp.*^	3,479
3,711	SJW Corp.	113,891
2,569	The York Water Co.	53,589

		922,457

Shares or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.4%):
7,288	Boingo Wireless, Inc.*	$60,199
4,912	Shenandoah Telecommunications Co.	168,138
4,387	Spok Holdings, Inc.	73,877
18,257	Telephone & Data Systems, Inc.	536,756

		838,970

Total Common Stocks (Cost $230,502,778)		229,913,699

Right (0.0%):
Health Care Providers & Services (0.0%):
13,756	BioScrip, Inc.*(a)	49,934

Total Right (Cost $—)		49,934

Securities Held as Collateral for Securities on Loan (20.1%):
$46,243,178	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	46,243,178

Total Securities Held as Collateral for Securities on Loan (Cost $46,243,178)		46,243,178

Total Investment Securities (Cost $276,745,956)(c) — 120.0%		276,206,811
Net other assets (liabilities) — (20.0)%		(46,046,961)

Net Assets — 100.0%		$230,159,850

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $45,353,487.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.02% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

16

AZL DFA U.S. Small Cap Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$276,745,956

Investment securities, at value*	$276,206,811
Interest and dividends receivable	157,118
Receivable for capital shares issued	41,230
Receivable for investments sold	838,869

Total Assets	277,244,028

Liabilities:
Cash overdraft	600,626
Payable for collateral received on loaned securities	46,243,178
Manager fees payable	136,244
Administration fees payable	5,329
Distribution fees payable	48,658
Custodian fees payable	32,638
Administrative and compliance services fees payable	820
Trustee fees payable	3,262
Other accrued liabilities	13,423

Total Liabilities	47,084,178

Net Assets	$230,159,850

Net Assets Consist of:
Capital	$230,536,676
Accumulated net investment income/(loss)	175,451
Accumulated net realized gains/(losses) from investment transactions	(13,132)
Net unrealized appreciation/(depreciation) on investments	(539,145)

Net Assets	$230,159,850

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,053,218
Net Asset Value (offering and redemption price per share)	$9.98

*	Includes securities on loan of $45,353,487.

Statement of Operations

For the Period Ended June 30, 2015 (a)

(Unaudited)

Investment Income:
Dividends	$636,549
Income from securities lending	4,751
Foreign withholding tax	(77)

Total Investment Income	641,223

Expenses:
Manager fees	359,915
Administration fees	10,927
Distribution fees	105,857
Custodian fees	33,408
Administrative and compliance services fees	839
Trustee fees	4,355
Professional fees	4,016
Shareholder reports	8,607
Other expenses	1,362

Total expenses before reductions	529,286
Less expenses voluntarily waived/reimbursed by the Manager	(63,514)

Net expenses	465,772

Net Investment Income/(Loss)	175,451

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(13,132)
Change in net unrealized appreciation/depreciation on investments	(539,145)

Net Realized/Unrealized Gains/(Losses) on Investments	(552,277)

Change in Net Assets Resulting From Operations	$(376,826)

(a)	For the period April 27, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes to the financial statements.

17

Statement of Changes in Net Assets

AZL DFA U.S. Small Cap Fund
April 27, 2015 to June 30, 2015 (a)
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$175,451
Net realized gains/(losses) on investment transactions	(13,132)
Change in unrealized appreciation/depreciation on investments	(539,145)

Change in net assets resulting from operations	(376,826)

Capital Transactions:
Proceeds from shares issued	245,057,556
Value of shares redeemed	(14,520,880)

Change in net assets resulting from capital transactions	230,536,676

Change in net assets	230,159,850
Net Assets:
Beginning of period	—

End of period	$230,159,850

Accumulated net investment income/(loss)	$175,451

Share Transactions:
Shares issued	24,506,109
Shares redeemed	(1,452,891)

Change in shares	23,053,218

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

18

AZL DFA U.S. Small Cap Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	April 27, 2015 to June 30, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(0.03)

Total from Investment Activities	(0.02)

Net Asset Value, End of Period	$9.98

Total Return(b)	(0.20	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$230,160
Net Investment Income/(Loss)(d)	0.41%
Expenses Before Reductions(d) (e)	1.25%
Expenses Net of Reductions(d)	1.10%
Portfolio Turnover Rate	4	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

19

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Small Cap Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when

20

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $26.3 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,355 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA U.S. Small Cap Fund	0.85%	1.35%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $179 was paid from the Fund relating to these fees and expenses.

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AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$229,913,699	$—	$229,913,699
Right	—	49,934	49,934
Securities Held as Collateral for Securities on Loan	—	46,243,178	46,243,178

Total Investment Securities	$229,913,699	$46,293,112	$276,206,811

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA U.S. Small Cap Fund	$8,904,864	$12,951,964

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AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $276,745,956. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,698,102
Unrealized depreciation	(10,237,247)

Net unrealized appreciation/(depreciation)	$(539,145)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2015, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

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Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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Approval of Investment Advisory and Subadvisory Agreement (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund, which consists of 36 separate investment portfolios or series (together the “Funds,” and each individually a “Fund”). That means that the Trust’s Manager (Allianz Investment Management LLC) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Funds of the Trust. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

In assessing the Manager’s and Subadvisers’ (collectively, the “Advisory Organizations”), performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreements (the “Subadvisory Agreements”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

At an “in-person” Board of Trustees meeting held June 11, 2014, the Board authorized the creation of five new series of the Trust, to be managed by Dimensional Fund Advisors LP: AZL DFA U.S. Core Equity Fund, AZL DFA U.S. Small Cap Fund, AZL DFA International Core Equity Fund, AZL DFA Emerging Markets Core Equity Fund, and AZL DFA Five-Year Global Fixed Income Fund (collectively, the “DFA Funds”). The Advisory and Subadvisory Agreements pertaining to the DFA Funds (collectively, the “Agreements”) were approved at the Board of Trustees meeting of June 11, 2014. (The Subadvisory Agreement is between the Manager and Dimensional Fund Advisors LP (“DFA”), the Subadviser to the DFA Funds.)

At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2016. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives to that of the DFA Funds, derived from data compiled by an independent third party provider and other sources believed to be reliable by the

25

Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment management agreements. The independent (“disinterested”) Trustees also discussed the proposed approvals in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreements in respect of the DFA Funds, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. Under the Advisory Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for other to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As the Trust is a manager of managers fund, the Manager is authorized, under the Advisory Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board of Trustees for selection as a Subadviser.

The Trustees were aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board of Trustees, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Trustees regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.

The Trustees also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded at the June 11, 2014 meeting that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to the DFA Funds under the Agreements.

(2) The investment performance of the Funds, the Manager and the Subadvisers. In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds for the previous quarter, and previous one, three and five-year periods, and since inception. (For Funds which have been in existence for less than five years, Trustees may receive performance information on comparable funds managed by the particular Subadviser for periods prior to the creation of a particular Fund.) Such performance information includes information on absolute total return, performance versus Subadvisers’ comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups. In connection with the Board of Trustees meeting held June 11, 2014, the Manager reported that for funds managed by DFA with investment objectives and policies similar to those of the DFA Funds, for various periods ended March 31, 2014, such funds’ total returns compared favorably to each fund’s benchmark and respective peer group. At the Board of Trustees meeting held June 11, 2014, the Trustees determined that the overall investment performance of such funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the DFA Funds are subject. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information was provided to Trustees setting forth management fees and total fees after taking expense caps into account. Based upon the information provided, the management fee payable by the DFA Funds to the Manager would range from the 5th percentile (AZL DFA Five-Year Global Fixed Income Fund) to the 28th percentile (AZL DFA International Core Equity Fund). The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fee to be paid to the Manager by the DFA Funds is not unreasonable.

The Manager also supplied information to the Board of Trustees pertaining to total anticipated DFA Funds expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by each Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the overall total expense ratio ranking for the DFA Funds ranged from the 1st percentile (AZL DFA Five-Year Global Fixed Income Fund) to the 50th percentile (AZL DFA Emerging Markets Core Equity Fund).

The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time, particularly as the Funds grow larger. The Trustees concluded therefore that the anticipated total expense ratio for the DFA Funds was not unreasonable.

At Board of Trustees meetings held October 16, 2013 and October 22, 2013, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2013. Subsequently, at an in-person meeting held on October 21, 2014, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2014. (The DFA Funds did not commence operations until April 27, 2015.) The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive. It is expected that at Board of Trustees meetings to be held in October, 2015, the Trustees will receive information on the Manager’s level of profitability from its relationship with the DFA Funds.

The Manager, on behalf of the Board of Trustees, endeavors to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvises. The Manager is unable to obtain meaningful profitability information from some of the unaffiliated Subadvisers. The Manager assured the Board of Trustees that the Agreements with the Subadvisers which are not affiliated with it, including DFA, were negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. At the June 11, 2014 meeting, the Trustees were provided with certain financial information bearing on the profitability of

26

DFA; information regarding the profitability to DFA of the DFA Funds was not available because those Funds had not yet commenced operations. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.

Based upon the information provided, the Trustees determined that there was no evidence that the anticipated profitability to DFA from being the Subadviser to the DFA Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the DFA Funds does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the DFA Funds had no assets as of June 11, 2014.

The Trustees noted that the Manager has agreed temporarily to reduce the management fee of each DFA Fund and to “cap” DFA Fund expenses at certain levels, each of which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee reductions and expense “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2015, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded at the June 11, 2014 meeting that the absence of breakpoints in the advisory fee rate schedule for the DFA Funds was acceptable under the circumstances.

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The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 14

Statement of Operations Page 14

Statements of Changes in Net Assets Page 15

Financial Highlights Page 16

Notes to the Financial Statements Page 17

Other Information Page 23

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Enhanced Bond Index Fund	$1,000.00	$998.20	$3.27	0.66%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Enhanced Bond Index Fund	$1,000.00	$1,021.52	$3.31	0.66%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	35.6%
Corporate Bonds	21.5
U.S. Treasury Obligations	15.7
Money Markets	15.5
Asset Backed Securities	10.9
Yankee Dollars	9.7
Securities Held as Collateral for Securities on Loan	8.5
Collateralized Mortgage Obligations	7.5
Municipal Bonds	1.5
Preferred Stocks	0.1

Total Investment Securities	126.5
Net other assets (liabilities)	(26.5)

Net Assets	100.0%

1

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (10.9%):
$2,608,182	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,664,026
81,778	Auto ABS Compartiment, Class A, Series 2012-2, 2.80%, 4/27/25(a)	91,530
2,157,211	Chrysler Capital Auto Receivables Trust, Class A3, Series 2013-BA, 0.85%, 5/15/18(a)	2,159,032
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19(a)	1,270,359
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,275,836
1,029,103	CNH Equipment Trust, Class A3, Series 2013-A, 0.69%, 6/15/18	1,029,767
1,640,000	Colony American Homes, Class A, Series 2015-1A, 1.39%, 7/17/32(a) (b)	1,631,359
2,840,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-1A, 1.55%, 10/15/21(a)	2,840,676
3,190,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-2A, 1.88%, 3/15/22(a)	3,200,489
268,485	First Investors Auto Owner Trust, Class A2, Series 2013-1A, 0.90%, 10/15/18(a)	268,408
620,633	Ford Credit Auto Owner Trust, Class A3, Series 2013-A, 0.55%, 7/15/17	620,740
2,025,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2012-2, 1.92%, 1/15/19	2,050,730
3,290,000	Golden Credit Card Trust, Class A, Series 2014-1A, 0.53%, 3/15/19(a) (b)	3,286,428
2,190,000	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 1.41%, 4/25/25(a) (b)	2,164,049
2,340,000	Invitation Homes Trust, Class A, Series 2014-SFR2, 1.29%, 9/17/31(a) (b)	2,316,261
2,140,000	Nextgear Floorplan Master Owner Trust, Class A, Series 2014-1A, 1.92%, 10/15/19(a)	2,147,244
1,830,000	Nissan Master Owner Trust Receivables, Class A, Series 2013-A, 0.49%, 2/15/18(b)	1,830,000
2,205,000	Nomad CLO, Ltd., Class A1, Series 2013-1A, 1.45%, 1/15/25(a) (b)	2,190,467
2,975,000	OneMain Financial Issuance Trust, Class A, Series 2014-2A, 2.47%, 9/18/24(a)	2,990,797
1,875,000	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26(a)	1,901,644
1,735,000	PFS Financing Corp., Class A, Series 2013-AA, 0.74%, 2/15/18(a) (b)	1,733,352
190,843	Prestige Auto Receivables Trust, Class A2, Series 2013-1A, 1.09%, 2/15/18(a)	190,928
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20(a)	2,306,721
2,470,000	Progress Residential Trust, Class A, Series 2015-SFR1, 1.59%, 2/17/32(a) (b)	2,471,093
2,075,000	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32	2,059,108
14,736	Santander Drive Auto Receivables Trust, Class C, Series 2011-3, 3.09%, 5/15/17	14,749
283,090	Santander Drive Auto Receivables Trust, Class B, Series 2012-5, 1.56%, 8/15/18	283,387
2,605,000	Santander Drive Auto Receivables Trust, Class E, Series 2012-2A, 5.95%, 4/15/19(a)	2,715,957

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,200,000	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18	$1,205,304
1,785,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-2, 1.33%, 3/15/18	1,787,158
1,900,000	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20	1,944,620
2,075,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-A, 1.89%, 10/15/19(a)	2,088,537
688,270	Santander Drive Auto Receivables Trust, Class R, Series 2014-S6, 1.43%, 12/16/19(a)	689,936
3,330,203	Silver Bay Realty 2014-1 Trust, Class A, Series 2014-1, 1.18%, 9/17/31(a) (b)	3,289,617
253,275	SLM Student Loan Trust, Class A2, Series 2004-B, 0.49%, 6/15/21(b)	251,920
1,676,245	SLM Student Loan Trust, Class A4, Series 2006-A, 0.48%, 12/15/23(b)	1,658,396
440,750	SLM Student Loan Trust, Class A1, Series 2012-A, 1.59%, 4/15/16(a) (b)	444,421
2,190,000	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24(a)	2,216,691
2,121,381	Sway Residential Trust, Class A, Series 2014-1, 1.48%, 1/17/20(a) (b)	2,113,090
3,970,000	Synchrony Credit Card Master Note Trust, Class A, Series 2015-1, 2.37%, 3/15/23	4,003,804

Total Asset Backed Securities (Cost $72,156,595)		72,398,631

Collateralized Mortgage Obligations (7.5%):
1,307,846	Banc of America Commercial Mortgage, Inc., Class A1A, Series 2007-3, 5.58%, 6/10/49(b)	1,396,219
79,557	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.11%, 12/20/41(a) (b)	79,476
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2005-PW10, 5.45%, 12/15/15(b)	50,752
1,569,986	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2006-PW14, 5.19%, 12/11/38	1,640,604
2,802,868	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2007-PW15, 5.32%, 2/11/44	2,942,829
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.71%, 6/1/40(b)	669,330
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 1.68%, 7/5/33(a) (b)	2,524,625
1,170,000	Citigroup Commercial Mortgage Trust, Class A, Series 2014-388G, 0.94%, 6/15/33(a) (b)	1,163,671
32,159,035	Comm 2015-CCRE23 Mortgage Trust, 3.51%, 5/10/48(b)	2,185,978
2,017,070	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.04%, 12/10/49(b)	2,174,609
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	620,741
575,000	Commercial Mortgage Trust, Class A4, Series 2014-UBS3, 3.82%, 6/10/47	599,213

Continued

2

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,205,000	Commercial Mortgage Trust, Class A3, Series 2014-CR21, 3.53%, 12/10/47	$1,232,783
428,000	Commercial Mortgage Trust, Class B, Series 2012-LTRT, 3.80%, 10/5/30(a)	430,278
1,893,346	Commercial Mortgage Trust, Class A, Series 2013-FL3, 1.70%, 10/13/28(a) (b)	1,893,028
1,510,000	Commercial Mortgage Trust, Class C, Series 2014-CR17, 4.74%, 5/10/47(b)	1,557,816
1,975,000	Commercial Mortgage Trust, Class A, Series 2014-TWC, 1.04%, 2/13/32(a) (b)	1,968,931
2,245,000	Commerical Mortgage Trust, Class B, Series 2014-FL5, 2.34%, 10/15/31(a) (b)	2,245,015
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	897,305
100,000	Credit Suisse Mortgage Capital Certificates, Class AM, Series 2006-C3, 5.81%, 6/15/16(b)	103,825
1,940	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49(b)	1,942
1,806,336	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49(a) (b)	1,814,804
3,595,000	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 1.49%, 12/15/16(a) (b)	3,594,456
10,626,304	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.72%, 2/10/46(b)	965,283
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,129,905
8,834	GS Mortgage Securities Trust, Class XA, Series 2014-GC20, 1.37%, 4/10/47(b)	636
1,065,000	GS Mortgage Securities Trust, Class B, Series 2014-GC22, 4.39%, 6/10/47	1,098,750
1,500,000	Hilton USA Trust, Class AFX, Series 2013-HLT, 2.66%, 11/5/30(a)	1,490,507
1,580,000	JPMBB Commercial Mortgage Securities Trust, Class A4, Series 2014-C22, 3.80%, 9/15/47	1,638,732
599,108	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30(a)	621,607
16,412	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2013-LC11, 1.56%, 4/15/46(b)	1,327
969,851	Lanark Master Issuer plc, Class 1A, Series 2012-2A, 1.68%, 12/22/54(a) (b)	974,572
1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 5.90%, 7/15/44(b)	1,295,536
1,458,352	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 5.84%, 6/12/50(b)	1,522,978
546,048	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-4, 5.17%, 12/12/49(b)	570,044
1,395,000	Morgan Stanley BAML Trust, Class C, Series 2013-C13, 4.89%, 11/15/46(b)	1,466,053
1,170,712	Morgan Stanley Capital I Trust, Class A1A, Series 2007-IQ13, 5.31%, 3/15/44	1,227,552
483,645	Morgan Stanley Re-REMIC Trust, Class A, Series 2012-XA, 2.00%, 7/28/49(a)	483,403

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$605,912	RBSCF Trust, Class WBTA, Series 2010-RR3, 5.95%, 4/16/17(a) (b)	$624,111
1,220,000	Sfave Commercial Mortgage Securities Trust, Class A2A, Series 2015-5AVE, 3.66%, 1/5/35(a) (b)	1,147,221
298,911	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44(a)	295,922
18,293,553	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.23%, 5/15/47(b)	1,282,707

Total Collateralized Mortgage Obligations (Cost $50,231,811)		49,625,076

Corporate Bonds (21.5%):
Aerospace & Defense (0.3%):
345,000	Boeing Co. (The), 2.85%, 10/30/24, Callable 7/30/24 @ 100	337,744
80,000	Boeing Co. (The), 3.30%, 3/1/35, Callable 9/1/34 @ 100	72,645
40,000	Boeing Co. (The), 3.50%, 3/1/45, Callable 9/1/44 @ 100	35,378
280,000	Lockheed Martin Corp., 2.90%, 3/1/25, Callable 12/1/24 @ 100	268,967
185,000	Lockheed Martin Corp., 3.60%, 3/1/35, Callable 9/1/34 @ 100^	171,096
135,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	120,347
300,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	263,963
960,000	United Technologies Corp., 1.78%, 5/4/18(b)	962,952

		2,233,092

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42^	432,809

Airlines (0.1%):
695,000	American Airlines 15-1, Series A, 3.38%, 5/1/27	686,313

Banks (4.3%):
1,650,000	Bank of America Corp., 1.50%, 10/9/15^	1,653,787
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	440,810
1,315,000	Bank of America Corp., 0.54%, 10/14/16(b)	1,310,141
820,000	Bank of America Corp., 5.63%, 10/14/16	864,321
1,050,000	Bank of America Corp., Series L, 1.35%, 11/21/16^	1,049,786
1,065,000	Bank of America Corp., 1.35%, 3/22/18, MTN(b)	1,074,694
747,000	Bank of America Corp., 2.60%, 1/15/19	755,135
1,709,000	Bank of America Corp., Series L, 2.25%, 4/21/20, MTN^	1,677,895
585,000	Bank of America Corp., 4.00%, 1/22/25, MTN^	569,962
1,020,000	Bank of America Corp., Series L, 3.95%, 4/21/25^	982,454
345,000	Bank of America Corp., 5.00%, 1/21/44, MTN	358,208
455,000	BB&T Corp., 2.63%, 6/29/20, Callable 5/29/20 @ 100, MTN^	456,010
1,185,000	Capital One NA, Series BKNT, 1.65%, 2/5/18, Callable 1/5/18 @ 100^	1,175,913

Continued

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$1,260,000	Citigroup, Inc., 1.30%, 4/1/16	$1,262,974
2,580,000	Citigroup, Inc., 1.80%, 2/5/18	2,573,781
1,230,000	Citigroup, Inc., 2.40%, 2/18/20^	1,214,770
170,000	Citigroup, Inc., 4.95%, 11/7/43	176,243
330,000	Discover Bank, Series BKNT, 3.10%, 6/4/20, Callable 5/4/20 @ 100	329,672
1,205,000	HSBC USA, Inc., 1.70%, 3/5/18^	1,201,685
2,290,000	HSBC USA, Inc., 2.35%, 3/5/20	2,271,274
1,350,000	JPMorgan Chase & Co., Series G, 0.90%, 2/26/16^(b)	1,351,843
1,095,000	JPMorgan Chase & Co., 2.20%, 10/22/19^	1,085,352
1,180,000	JPMorgan Chase & Co., 2.25%, 1/23/20, Callable 12/23/19 @ 100	1,159,567
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	133,959
260,000	JPMorgan Chase & Co., 4.95%, 6/1/45	252,737
1,565,000	Wells Fargo & Co., 1.25%, 7/20/16	1,571,632
1,105,000	Wells Fargo & Co., 3.00%, 2/19/25^	1,058,302
535,000	Wells Fargo & Co., 3.90%, 5/1/45	481,475

		28,494,382

Biotechnology (0.4%):
559,000	Amgen, Inc., 2.13%, 5/1/20, Callable 5/1/20 @ 100^	547,369
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	458,482
320,000	Amgen, Inc., 3.13%, 5/1/25, Callable 2/1/25 @ 100	302,765
395,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	419,164
255,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	234,979
385,000	Celgene Corp., 3.25%, 8/15/22	380,737
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	236,721

		2,580,217

Capital Markets (2.2%):
205,000	Bank of New York Mellon Corp. (The), Series G, 3.00%, 2/24/25, Callable 7/17/15 @ 100	198,611
630,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100(b)	625,275
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,039,574
370,000	General Electric Capital Corp., 4.38%, 9/16/20	402,897
905,000	Goldman Sachs Group, Inc. (The), 0.73%, 3/22/16^(b)	904,418
1,175,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,192,872
915,000	Goldman Sachs Group, Inc. (The), 1.48%, 4/30/18(b)	924,652
1,962,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	2,008,161
192,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19^	194,376

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100^	$606,943
705,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	695,724
360,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100	355,368
225,000	Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	217,064
311,000	Morgan Stanley, 1.88%, 1/5/18	311,825
414,000	Morgan Stanley, 2.13%, 4/25/18	416,798
1,460,000	Morgan Stanley, 2.80%, 6/16/20^	1,461,552
870,000	Morgan Stanley, 3.75%, 2/25/23	879,692
515,000	Morgan Stanley, 4.30%, 1/27/45	481,214
1,740,000	State Street Capital Trust IV, 1.29%, 6/15/37, Callable 8/10/15 @ 100^(b)	1,518,149
256,980	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	267,459

		14,702,624

Chemicals (0.2%):
233,000	Dow Chemical Co. (The), 4.25%, 10/1/34, Callable 4/1/34 @ 100	218,866
265,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	241,416
555,000	Eastman Chemical Co., 2.40%, 6/1/17	564,137
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	408,670
70,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100	66,317

		1,499,406

Commercial Services & Supplies (0.1%):
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	514,566
140,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 9/1/34 @ 100	128,367

		642,933

Communications Equipment (0.3%):
770,000	Cisco Systems, Inc., 2.45%, 6/15/20	775,482
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100	133,276
740,000	QUALCOMM, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100	721,117

		1,629,875

Consumer Finance (0.5%):
1,135,000	American Express Credit Corp., 1.13%, 6/5/17^	1,130,726
280,000	American Express Credit Corp., 2.38%, 5/26/20, Callable 4/25/20 @ 100	277,992
975,000	Capital One Bank USA NA, Series BKNT, 1.15%, 11/21/16, Callable 10/21/16 @ 100	971,552
290,000	Capital One Bank USA NA, 1.30%, 6/5/17, Callable 5/5/17 @ 100	288,202
265,000	Santander Holdings USA, 2.65%, 4/17/20, Callable 3/17/20 @ 100	260,524

Continued

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$125,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	$123,477

		3,052,473

Diversified Financial Services (0.7%):
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18^(a)	1,092,375
685,000	Daimler Finance NA LLC, 2.45%, 5/18/20(a)	680,576
1,090,000	General Electric Capital Corp., 0.98%, 4/2/18^(b)	1,103,366
1,510,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100^	1,511,609

		4,387,926

Diversified Telecommunication Services (1.1%):
860,000	AT&T, Inc., 0.90%, 2/12/16^	860,040
317,000	AT&T, Inc., 2.30%, 3/11/19	317,256
3,000,000	AT&T, Inc., 3.74%, 11/27/22, Callable 5/27/16 @ 73.11(a)(c)	2,284,164
750,000	Verizon Communications, Inc., 2.63%, 2/21/20	748,314
550,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	516,331
1,195,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,308,335
1,005,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	930,388
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	481,733

		7,446,561

Education (0.1%):
700,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	703,656

Electric Utilities (0.6%):
125,000	Alabama Power Co., 2.80%, 4/1/25, Callable 1/1/25 @ 100	119,814
425,000	Alabama Power Co., 4.15%, 8/15/44, Callable 2/15/44 @ 100	406,737
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	411,209
355,000	DTE Electric Co., Series A, 4.00%, 4/1/43, Callable 10/1/42 @ 100	337,085
195,000	DTE Electric Co., 3.70%, 3/15/45, Callable 9/15/44 @ 100	176,280
900,000	DTE Energy Co., Series F, 3.85%, 12/1/23, Callable 9/1/23 @ 100	933,737
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	135,783
180,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	221,451
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	367,785
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	255,860
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	224,703
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	31,884
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	186,898

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$245,000	Virginia Electric & Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100^	$236,753

		4,045,979

Electrical Equipment (0.4%):
840,000	Eaton Corp., 1.50%, 11/2/17	839,426
255,000	Eaton Corp., 4.00%, 11/2/32	246,820
1,720,000	General Electric Co., 2.70%, 10/9/22	1,681,412

		2,767,658

Electronic Equipment, Instruments & Components (0.0%):
111,000	Agilent Technologies, Inc., 6.50%, 11/1/17	122,556

Food & Staples Retailing (0.1%):
130,000	CVS Health Corp., 5.30%, 12/5/43, Callable 6/5/43 @ 100^	141,659
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100	291,026

		432,685

Food Products (0.2%):
1,425,000	Wm. Wrigley Jr. Co., 1.40%, 10/21/16(a)	1,428,647

Health Care Equipment & Supplies (0.4%):
210,000	Baxter International, Inc., 3.20%, 6/15/23, Callable 8/10/15 @ 100	214,880
170,000	Becton, Dickinson & Co., 1.80%, 12/15/17	170,021
125,000	Becton, Dickinson & Co., 2.68%, 12/15/19	125,095
270,000	Becton, Dickinson & Co., 3.88%, 5/15/24, Callable 2/15/24 @ 100	271,051
180,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100	179,394
165,000	Boston Scientific Corp., 2.85%, 5/15/20	163,836
525,000	Boston Scientific Corp., 3.85%, 5/15/25	509,382
245,000	Medtronic, Inc., 3.50%, 3/15/25(a)	244,164
665,000	Medtronic, Inc., 4.63%, 3/15/45(a)	673,211

		2,551,034

Health Care Providers & Services (0.5%):
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	336,731
410,000	CIGNA Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100	393,280
325,000	Memorial Sloan-Kettering, Series 2015, 4.20%, 7/1/55	293,478
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	725,811
410,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100^	387,426
325,000	WellPoint, Inc., 3.30%, 1/15/23	312,356
455,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	437,040
300,000	WellPoint, Inc., 5.10%, 1/15/44	293,231

		3,179,353

Hotels, Restaurant & Leisure (0.0%):
120,000	McDonald’s Corp., 4.60%, 5/26/45	117,073

Household Products (0.0%):
160,000	Kimberly-Clark Corp., 2.65%, 3/1/25	154,661

Continued

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers (0.8%):
$220,000	Carolina Power & Light Co., 5.70%, 4/1/35	$258,545
65,000	Florida Power & Light Co., 5.95%, 2/1/38	79,391
845,000	Florida Power Corp., 6.40%, 6/15/38	1,087,054
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	46,281
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	552,060
850,000	PacifiCorp, 5.65%, 7/15/18	948,694
395,000	PacifiCorp, 5.75%, 4/1/37	465,822
630,000	PacifiCorp, 4.10%, 2/1/42, Callable 8/1/41 @ 100	603,076
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19^	390,049
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100	824,373

		5,255,345

Insurance (0.8%):
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43^	390,297
690,000	American International Group, Inc., 4.13%, 2/15/24	715,995
526,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	468,475
410,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	388,127
1,125,000	MetLife, Inc., 6.75%, 6/1/16^	1,183,507
310,000	MetLife, Inc., 4.05%, 3/1/45	284,732
445,000	MetLife, Inc., Series C, 5.25%, 12/31/49, Callable 6/15/20 @ 100(b)	441,106
905,000	New York Life Global Funding, 1.65%, 5/15/17(a)	914,216
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	90,696
720,000	Prudential Financial, Inc., 3.50%, 5/15/24^	711,786

		5,588,937

IT Services (0.1%):
450,000	MasterCard, Inc., 3.38%, 4/1/24	459,342

Machinery (0.1%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100^	595,310

Media (1.0%):
195,000	Comcast Corp., 3.38%, 8/15/25, Callable 5/15/25 @ 100	192,427
875,000	Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	843,905
145,000	Comcast Corp., 4.40%, 8/15/35, Callable 2/15/35 @ 100^	143,981
200,000	Comcast Corp., 6.50%, 11/15/35	248,847
283,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	280,571
575,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	491,902
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	583,958

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$150,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	$153,497
185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100	181,377
66,000	Discovery Communications, Inc., 4.88%, 4/1/43	59,869
1,135,000	NBCUniversal Enterprise, Inc., 0.96%, 4/15/18(a) (b)	1,140,154
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	314,457
816,000	NBCUniversal Media LLC, 4.45%, 1/15/43	784,254
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	544,167
813,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	829,234

		6,792,600

Metals & Mining (0.2%):
470,000	Freeport-McMoRan, Inc., 4.00%, 11/14/21^	461,528
340,000	Freeport-McMoRan, Inc., 5.40%, 11/14/34, Callable 5/14/34 @ 100^	293,300
625,000	Southern Copper Corp., 5.88%, 4/23/45	594,500

		1,349,328

Multi-Utilities (0.1%):
555,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100^	506,126
470,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	422,513

		928,639

Oil, Gas & Consumable Fuels (2.3%):
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,222,242
225,000	Continental Resources, Inc., 4.90%, 6/1/44, Callable 12/1/43 @ 100	189,497
690,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	730,119
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	245,961
220,000	El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24, Callable 2/1/24 @ 100	217,106
1,390,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	1,431,903
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100^	502,077
370,000	Enterprise Products Operating LLC, 3.75%, 2/15/25, Callable 11/15/24 @ 100	362,627
200,000	Enterprise Products Operating LLC, 4.85%, 8/15/42, Callable 2/15/42 @ 100	190,059
430,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	418,236
1,415,000	Enterprise Products Operating LLC, Series A, 8.38%, 8/1/66, Callable 8/1/16 @ 100	1,482,212
125,000	Enterprise Products Operating LP, 1.65%, 5/7/18	124,875

Continued

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$135,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 0 @ 100	$127,152
530,000	EOG Resources, Inc., 2.45%, 4/1/20, Callable 3/1/20 @ 100	533,680
520,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	492,257
925,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	923,976
165,000	Kinder Morgan Energy Partners LP, 3.95%, 9/1/22, Callable 6/1/22 @ 100	161,355
60,000	Kinder Morgan Energy Partners LP, 3.50%, 9/1/23, Callable 6/1/23 @ 100^	55,935
220,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24^	213,480
445,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 5/15/24 @ 100	404,245
668,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	609,681
515,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	501,744
620,000	Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	606,535
335,000	Plains All American Pipeline LP, 4.90%, 2/15/45, Callable 8/15/44 @ 100^	315,845
380,000	Sunoco Logistics Partner LP, 3.45%, 1/15/23, Callable 10/15/22 @ 100	359,618
260,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	237,357
520,000	Williams Partners LP, 4.00%, 11/15/21	524,869
870,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	844,724
220,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	221,016
120,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	118,022

		15,368,405

Paper & Forest Products (0.2%):
821,000	International Paper Co., 3.65%, 6/15/24, Callable 3/15/24 @ 100^	809,184
191,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100^	177,115

		986,299

Pharmaceuticals (1.0%):
795,000	Abbvie, Inc., 2.00%, 11/6/18	795,351
535,000	Abbvie, Inc., 4.40%, 11/6/42	506,208
480,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	475,076
40,000	AbbVie, Inc., 2.90%, 11/6/22	38,732
190,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	187,795
425,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	415,779
120,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	118,036

Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$325,000	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100(a)	$322,583
205,000	Eli Lilly & Co., 3.70%, 3/1/45, Callable 9/1/44 @ 100	185,977
1,020,000	Merck & Co., Inc., 0.64%, 5/18/18(b)	1,023,472
160,000	Merck & Co., Inc., 2.35%, 2/10/22	154,751
450,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100	402,016
265,000	Mylan, Inc., 5.40%, 11/29/43, Callable 5/29/43 @ 100^	271,031
710,000	Pfizer, Inc., 3.40%, 5/15/24^	715,588
125,000	Pfizer, Inc., 4.30%, 6/15/43	122,144
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	996,190

		6,730,729

Property & Casualty Insurance (0.1%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	325,450

Real Estate Investment Trusts (REITs) (0.4%):
315,000	American Tower Corp., 4.00%, 6/1/25	307,880
130,000	ERP Operating LP, 3.38%, 6/1/25, Callable 3/1/25 @ 100^	127,294
380,000	ERP Operating LP, 4.50%, 7/1/44, Callable 1/1/44 @ 100	370,182
115,000	ERP Operating LP, 4.50%, 6/1/45, Callable 12/1/44 @ 100^	111,705
1,225,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	1,195,403
385,000	Simon Property Group LP, 3.38%, 3/15/22, Callable 12/15/21 @ 100	390,776
295,000	Simon Property Group LP, 3.38%, 10/1/24, Callable 7/1/24 @ 100^	293,103

		2,796,343

Road & Rail (0.2%):
445,000	Burlington North Santa Fe LLC, 4.90%, 4/1/44, Callable 10/1/43 @ 100	460,718
130,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	119,900
95,000	Union Pacific Corp., 3.38%, 2/1/35, Callable 8/1/34 @ 100	84,454
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	425,621
487,629	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	491,835

		1,582,528

Software (0.3%):
260,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	237,691
280,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100^	252,459
401,000	Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	402,023
635,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	626,200

Continued

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	$193,332
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100	418,139

		2,129,844

Specialty Retail (0.1%):
215,000	Home Depot, Inc. (The), 4.40%, 3/15/45, Callable 9/15/44 @ 100	214,690
155,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/1/45 @ 100	150,510
510,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	550,244

		915,444

Technology (0.1%):
405,000	California Institute of Technology, 4.32%, 8/1/45	404,842

Technology Hardware, Storage & Peripherals (0.3%):
875,000	Apple, Inc., 2.00%, 5/6/20^	869,929
410,000	Apple, Inc., 3.45%, 5/6/24	418,091
230,000	Apple, Inc., 2.50%, 2/9/25	215,671
340,000	Apple, Inc., 3.45%, 2/9/45	288,158

		1,791,849

Tobacco (0.3%):
330,000	Altria Group, Inc., 5.38%, 1/31/44	349,042
445,000	Lorillard, Inc., 3.75%, 5/20/23, Callable 2/20/23 @ 100	432,508
155,000	Philip Morris International, Inc., 4.50%, 3/20/42	151,029
20,000	Philip Morris International, Inc., 3.88%, 8/21/42	17,755
425,000	Philip Morris International, Inc., 4.88%, 11/15/43	439,725
170,000	Reynolds American, Inc., 3.25%, 6/12/20	172,193
390,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	397,340
90,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/12/45 @ 100	94,401

		2,053,993

Trading Companies & Distributors (0.1%):
825,000	GATX Corp., 2.50%, 7/30/19	817,056

Wireless Telecommunication (0.1%):
720,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	705,794

Wireless Telecommunication Services (0.3%):
316,000	AT&T, Inc., 2.38%, 11/27/18	318,766
665,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	642,100
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	156,279
122,000	AT&T, Inc., 5.35%, 9/1/40	120,111
310,000	AT&T, Inc., 4.75%, 5/15/46, Callable 5/15/46 @ 100	282,092

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	$609,158

		2,128,506

Total Corporate Bonds (Cost $144,848,852)		142,998,496

Preferred Stock(0.1%):
Diversified Financial Services (0.1%):
590,000	JPMorgan Chase Capital XXI, Series U, 1.23%, 2/2/37, Callable 8/10/15 @ 100, MTN(b)	491,913

Total Preferred Stock (Cost $493,899)		491,913

Yankee Dollars (9.7%):
Banks (4.0%):
1,965,000	Asian Development Bank, Series G, 0.75%, 1/11/17	1,968,340
1,045,000	Barclays Bank plc, 2.75%, 11/8/19	1,037,472
210,000	Barclays Bank plc, 5.14%, 10/14/20^	228,265
790,000	Barclays Bank plc, 3.75%, 5/15/24	793,440
675,000	BPCE SA, 5.70%, 10/22/23(a)	711,528
430,000	BPCE SA, 4.50%, 3/15/25(a)	415,814
790,000	Caixa Economica Federal, 2.38%, 11/6/17(a)	760,375
645,000	Commonwealth Bank of Australia NY, Series G, 2.30%, 3/12/20	644,377
565,000	Credit Agricole SA, 4.38%, 3/17/25(a)	541,225
710,000	HSBC Holdings plc, 5.25%, 3/14/44	736,462
1,115,000	ING Bank NV, 3.75%, 3/7/17(a)	1,158,523
630,000	ING Bank NV, 1.80%, 3/16/18(a)	630,391
314,000	ING Bank NV, 5.80%, 9/25/23(a)	342,858
1,914,000	KFW, 0.50%, 7/15/16	1,914,553
1,856,000	Kommunalbanken AS, 0.41%, 10/31/16(a) (b)	1,857,005
805,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18(a)	810,578
1,185,000	Nordea Bank AB, 2.38%, 4/4/19(a)	1,196,165
555,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(a)	563,203
2,610,000	Oesterreichische Kontrollbank AG, Series G, 1.13%, 7/6/15	2,610,000
386,000	Oriental Republic of Uruguay, 4.50%, 8/14/24	405,300
1,020,000	Rabobank Nederland NY, 2.25%, 1/14/20	1,014,923
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,689,649
305,000	Societe Generale SA, 4.25%, 4/14/25(a)	286,779
1,010,000	Standard Chartered plc, 2.25%, 4/17/20(a)	992,032
650,000	Swedbank AB, 2.20%, 3/4/20(a)	645,659
420,000	UBS AG Stamford CT, 2.35%, 3/26/20	417,077
1,490,000	Westpac Banking Corp., 2.45%, 11/28/16^(a)	1,521,355

		26,893,348

Capital Markets (0.9%):
470,000	Credit Agricole SA, 2.75%, 6/10/20(a)	469,694
770,000	Credit Suisse AG, 1.70%, 4/27/18	764,634
1,035,000	Credit Suisse Group AG, 2.75%, 3/26/20(a)	1,022,014
530,000	Credit Suisse Group Funding, Ltd., 4.88%, 5/15/45(a)	509,952
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(a)	1,376,703
1,155,000	Deutsche Bank AG, 1.88%, 2/13/18	1,151,466
330,000	Deutsche Bank AG, 3.70%, 5/30/24^	325,887

		5,620,350

Continued

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Chemicals (0.0%):
$145,000	Agrium, Inc., 4.13%, 3/15/35, Callable 9/15/34 @ 100^	$129,655

Diversified Financial Services (1.0%):
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	2,396,075
3,685,000	NRAM plc, 5.63%, 6/22/17(a)	3,992,975
215,000	Shell International Finance BV, 2.13%, 5/11/20^	214,538

		6,603,588

Government (0.1%):
689,000	Province of Manitoba Canada, 3.05%, 5/14/24	708,383

Hotels, Restaurants & Leisure (0.2%):
1,595,000	Carnival Corp., 1.20%, 2/5/16	1,597,000

Insurance (0.1%):
185,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	176,502
310,000	Manulife Financial Corp., 3.40%, 9/17/15	311,587

		488,089

Internet & Catalog Retail (0.1%):
885,000	Alibaba Group Holding, Ltd., 2.50%, 11/28/19, Callable 10/28/19 @ 100^(a)	875,339

Machinery (0.0%):
106,000	Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24, Callable 8/1/24 @ 100	103,717

Media (0.1%):
370,000	British Sky Broadcasting Group plc, 3.75%, 9/16/24(a)	361,214

Multi-National (0.7%):
1,885,000	African Development Bank, 0.75%, 10/18/16	1,888,840
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,815,788

		4,704,628

Oil, Gas & Consumable Fuels (1.4%):
945,000	BP Capital Markets plc, 0.79%, 5/10/18(b)	941,808
575,000	BP Capital Markets plc, 4.74%, 3/11/21	634,491
555,000	Ecopetrol SA, 4.13%, 1/16/25	512,154
525,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100^	501,562
55,000	Ensco plc, 5.75%, 10/1/44, Callable 4/1/44 @ 100^	49,014
774,000	Petrobras Global Finance BV, 6.25%, 3/17/24^	747,275
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16^	1,084,611
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	58,580
107,000	Petroleos Mexicanos, 6.00%, 3/5/20^	119,573
490,000	Petroleos Mexicanos, 6.50%, 6/2/41	509,600
473,000	Petroleos Mexicanos, 5.63%, 1/23/46(a)	441,640
280,000	Shell International Finance BV, 4.13%, 5/11/35	274,097
295,000	Shell International Finance BV, 4.55%, 8/12/43	301,441
465,000	Shell International Finance BV, 4.38%, 5/11/45^	458,988
800,000	Statoil ASA, 2.45%, 1/17/23	770,982
1,100,000	Statoil ASA, 3.70%, 3/1/24^	1,136,918

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$175,000	TransCanada Pipelines, Ltd., 4.63%, 3/1/34, Callable 12/1/33 @ 100	$173,513
175,000	Transocean, Inc., 3.80%, 10/15/22, Callable 7/15/22 @ 100	131,688

		8,847,935

Personal Products (0.1%):
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(a)	674,551

Pharmaceuticals (0.4%):
675,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	676,530
185,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100	182,770
625,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	594,233
345,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100	332,854
160,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	152,329
600,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22^	579,608

		2,518,324

Sovereign Bonds (0.6%):
620,000	Canada Government, 1.63%, 2/27/19	625,641
1,039,000	Federal Republic of Brazil, 4.88%, 1/22/21	1,085,755
868,000	Republic of Colombia, 4.00%, 2/26/24^	863,660
281,000	Republic of Peru, 5.63%, 11/18/50	313,315
869,000	Republic of Turkey, 4.25%, 4/14/26	828,296
262,000	United Mexican States, 3.50%, 1/21/21^	267,240

		3,983,907

Total Yankee Dollars (Cost $64,321,068)		64,110,028

Municipal Bonds (1.5%):
California (0.3%):
557,000	University of California Revenue, 4.77%, 5/15/15	505,433
170,000	University of California Revenue, 4.86%, 5/15/12	156,585
360,000	California State Health Facilities Financing Authority Revenue, Series A, 5.00%, 8/15/52, Callable 8/15/23 @ 100	384,448
700,000	California State, GO, 5.00%, 9/1/42, Callable 9/1/22 @ 100	778,540

		1,825,006

Illinois (0.2%):
1,320,000	Illinois State, GO, 5.50%, 7/1/24, Callable 7/1/23 @ 100	1,452,317

Nevada (0.2%):
1,100,000	Las Vegas Valley Nevada Water District, GO, 5.00%, 6/1/39, Callable 12/1/24 @ 100	1,219,108

Massachusetts (0.1%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Callable 10/15/21 @ 100	495,968

Continued

9

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Missouri (0.1%):
$460,000	Metropolitan Saint Louis Sewer District West Water System Revenue, Series A, 5.00%, 5/1/42, Callable 5/1/22 @ 100	$506,202

New Jersey (0.3%):
2,005,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Callable 6/15/23 @ 100	2,025,891
420,000	New Jersey State Health Care Facilities Financing Authority Revenue, 5.00%, 7/1/44	445,901

		2,471,792

New York (0.3%):
895,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Callable 3/15/23 @ 100	1,065,829
670,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series EE, 5.00%, 6/15/47, Callable 6/15/23 @ 100	733,791

		1,799,620

Total Municipal Bonds (Cost $9,845,284)		9,770,013

U.S. Government Agency Mortgages (35.6%):
Federal Farm Credit Bank (0.3%)
2,120,000	2.35%, 4/24/23, Callable 7/17/15 @ 100	2,073,163

Federal Home Loan Mortgage Corporation (7.4%)
1,299,000	1.00%, 9/27/17	1,303,089
871,804	Class BW, Series 3738, 3.50%, 10/15/28	901,774
591,000	4.47%, 9/15/29(c)	360,152
190,000	6.75%, 3/15/31	272,360
197,000	4.74%, 3/15/31(c)	111,059
185,246	5.00%, 7/1/35, Pool #G01838	205,895
139,837	5.00%, 7/1/35, Pool #G01840	155,523
445,858	6.00%, 4/1/39, Pool #G07613	507,605
92,314	4.50%, 7/1/40, Pool #A93010	99,930
82,980	4.00%, 10/1/40, Pool #A95923	88,440
91,287	4.00%, 11/1/40, Pool #A95144	97,289
79,483	4.00%, 11/1/40, Pool #A94977	84,159
87,015	4.00%, 11/1/40, Pool #A94779	92,724
122,111	3.08%, 3/1/41, Pool #1B8062(b)	129,082
1,661,168	5.50%, 6/1/41, Pool #G07553	1,858,530
81,279	4.00%, 10/1/41, Pool #Q03841	86,636
300,718	5.00%, 10/1/41, Pool #G07642	332,947
166,257	4.00%, 10/1/41, Pool #Q04022	177,207
2,870,131	5.00%, 11/1/41, Pool #G07962	3,177,122
1,478,593	Class BU, Series 4150, 4.00%, 2/15/42	1,592,814
513,486	3.50%, 4/1/42, Pool #C03811	530,453
260,634	2.03%, 7/1/42, Pool #2B0646(b)	269,061
1,100,000	3.00%, 7/15/42	1,110,313
537,892	3.00%, 1/1/43, Pool #Q14866	536,419
91,983	3.50%, 2/1/43, Pool #Q15442	95,169
356,056	3.00%, 3/1/43, Pool #Q16403	355,083
527,342	3.00%, 3/1/43, Pool #Q16673	525,769
616,307	3.00%, 3/1/43, Pool #Q16567	614,559
171,897	3.00%, 4/1/43, Pool #Q17095	171,405
365,273	3.50%, 7/1/43, Pool #Q20021	377,928
356,496	3.50%, 7/1/43, Pool #Q20206	368,293

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$2,100,000	3.50%, 7/15/43	$2,178,586
819,994	3.50%, 8/1/43, Pool #V80355	848,403
1,962,751	3.00%, 8/1/43, Pool #G07550	1,957,131
7,400,000	3.50%, 8/15/43	7,592,948
162,701	4.00%, 9/1/43, Pool #Q21579	173,615
764,205	4.50%, 12/1/43, Pool #Q23779	826,558
44,509	3.50%, 1/1/44, Pool #Q24368	45,985
34,796	3.50%, 4/1/44, Pool #Q25812	35,950
290,113	4.00%, 4/1/44, Pool #Q25643	309,230
91,025	3.50%, 5/1/44, Pool #Q26362	94,044
32,674	3.50%, 5/1/44, Pool #Q26452	33,756
50,581	3.50%, 5/1/44, Pool #Q26218	52,336
23,576	3.50%, 5/1/44, Pool #Q25988	24,358
47,062	3.50%, 6/1/44, Pool #Q26707	48,619
40,827	3.50%, 7/1/44, Pool #Q27319	42,241
332,707	4.50%, 7/1/44, Pool #Q27375	359,703
2,800,000	4.00%, 7/15/44	2,979,375
3,300,000	4.50%, 7/15/44	3,563,536
700,000	5.50%, 7/15/44	784,492
190,452	3.50%, 8/1/44, Pool #Q27843	196,764
1,007,949	4.00%, 8/1/44, Pool #G07786	1,076,703
2,975,000	4.00%, 8/15/44	3,139,380
85,414	3.50%, 9/1/44, Pool #Q28604	88,379
184,940	3.50%, 9/1/44, Pool #Q28605	191,073
220,866	4.50%, 10/1/44, Pool #Q29187	239,609
28,736	4.00%, 2/1/45, Pool #Q31128	30,460
70,375	4.00%, 2/1/45, Pool #Q31338	74,531
1,325,000	3.00%, 7/15/45	1,317,081
4,030,000	3.50%, 7/15/45	4,145,862

		49,039,497

Federal National Mortgage Association (23.8%)
177,762	5.50%, 1/1/18, Pool #680928	183,681
149,452	4.00%, 7/1/19, Pool #AE0968	156,660
18,523	Class NT, Series 2009-70, 4.00%, 8/25/19	19,092
166,457	5.50%, 3/1/20, Pool #888557	173,972
332,955	4.00%, 7/1/24, Pool #AL1938	355,772
559,118	5.50%, 5/1/25, Pool #AE0378	586,356
382,398	5.50%, 7/1/25, Pool #AE0096	429,050
104,411	5.50%, 9/1/25, Pool #AL4903	109,355
3,142,090	3.50%, 12/1/25, Pool #AH1359	3,331,681
440,146	4.00%, 9/1/26, Pool #AL2683	470,461
4,407,338	4.00%, 5/1/27, Pool #AL5956	4,664,534
1,700,000	2.00%, 7/25/28	1,672,185
2,779,408	3.50%, 9/1/28, Pool #AL4245	2,946,803
865,109	3.50%, 10/1/28, Pool #AV0198	912,617
1,120,547	3.50%, 11/1/28, Pool #AV1360	1,187,719
680,940	Class CD, Series 2011-56, 3.50%, 1/25/29	701,459
784,267	3.50%, 2/1/29, Pool #AL4922	831,355
895,040	3.00%, 4/1/29, Pool #AW0937	930,162
645,161	3.00%, 5/1/29, Pool #AW2544	670,851
1,177,763	3.00%, 6/1/29, Pool #AS2676	1,224,050
100,000	4.50%, 7/25/29	104,183
1,100,000	5.00%, 7/25/29	1,149,627
2,666,744	3.50%, 8/1/29, Pool #AL5884	2,827,121

Continued

10

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$858,849	3.50%, 9/1/29, Pool #AL5806	$910,474
580,596	3.50%, 9/1/29, Pool #AX0105	612,480
830,472	3.00%, 9/1/29, Pool #AS3220	863,159
97,580	3.50%, 10/1/29, Pool #AX2741	103,459
3,748,731	3.50%, 12/1/29, Pool #AL6161	3,979,677
2,605,000	5.67%, 1/15/30(c)	1,551,262
3,901,000	5.20%, 5/15/30(c)	2,305,986
3,675,000	3.00%, 7/25/30	3,807,329
10,800,000	2.50%, 7/25/30	10,930,829
331,886	5.50%, 1/1/33, Pool #676661	374,372
223,127	5.50%, 5/1/33, Pool #555424	251,599
453,299	5.00%, 7/1/33, Pool #709212	501,902
153,168	5.00%, 7/1/34, Pool #725589	169,888
519,389	5.50%, 2/1/35, Pool #735989	585,519
44,261	6.00%, 4/1/35, Pool #735504	50,637
1,224,994	5.50%, 9/1/36, Pool #995113	1,381,181
95,258	5.50%, 2/1/38, Pool #961545	106,798
43,204	6.00%, 3/1/38, Pool #889529	49,441
234,125	5.50%, 5/1/38, Pool #889441	262,699
137,534	6.00%, 5/1/38, Pool #889466	157,775
324,464	5.50%, 5/1/38, Pool #889692	363,897
224,317	5.50%, 6/1/38, Pool #995018	251,547
61,501	5.50%, 9/1/38, Pool #889995	68,951
152,558	6.00%, 10/1/38, Pool #889983	173,525
269,149	4.50%, 4/1/39, Pool #930922	293,084
278,819	4.50%, 5/1/39, Pool #AL1472	304,902
155,587	5.50%, 10/1/39, Pool #AD0362	175,077
157,172	5.50%, 12/1/39, Pool #AD0571	177,676
987,610	6.00%, 4/1/40, Pool #AL4141	1,122,097
93,320	4.50%, 4/1/40, Pool #AD4038	101,884
195,756	6.50%, 5/1/40, Pool #AL1704	224,809
487,390	4.50%, 7/1/40, Pool #AD7127	527,102
229,493	4.50%, 7/1/40, Pool #AB1226	248,675
109,412	6.00%, 9/1/40, Pool #AE0823	124,064
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,830,699
151,111	2.90%, 2/1/41, Pool #AH6958(b)	159,131
217,308	6.00%, 6/1/41, Pool #AL4142	247,068
119,523	4.50%, 7/1/41, Pool #AB3314	129,479
279,519	3.27%, 7/1/41, Pool #AL0533(b)	297,807
96,150	4.50%, 9/1/41, Pool #AI8961	105,481
88,917	3.50%, 1/1/42, Pool #AK2073	91,737
161,904	4.00%, 5/1/42, Pool #AT6144	173,471
77,555	3.50%, 6/1/42, Pool #AL2168	80,265
74,533	3.50%, 6/1/42, Pool #AO3107	77,085
337,706	2.02%, 7/1/42, Pool #AP0006(b)	349,949
81,945	2.24%, 7/1/42, Pool #AO6482(b)	84,889
797,397	4.50%, 9/1/42, Pool #AL2482	863,498
100,237	4.00%, 9/1/42, Pool #AX3706	106,725
92,700	3.50%, 10/1/42, Pool #AQ0393	96,134
311,092	3.00%, 12/1/42, Pool #AB7425	311,606
368,227	3.00%, 12/1/42, Pool #AB7271	368,835
934,768	3.00%, 1/1/43, Pool #AB7458	936,311
993,584	3.00%, 1/1/43, Pool #AB7567	995,221
628,469	3.00%, 1/1/43, Pool #AB7755	629,506
907,892	3.00%, 1/1/43, Pool #AB7497	909,246

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$456,185	3.50%, 2/1/43, Pool #AL2935	$472,007
350,176	3.00%, 2/1/43, Pool #AB7762	350,754
347,970	3.00%, 2/1/43, Pool #AB8558	348,490
676,954	3.00%, 3/1/43, Pool #AR9194	678,068
638,017	3.00%, 3/1/43, Pool #AB8701	638,972
143,335	3.00%, 3/1/43, Pool #AR7568	143,438
241,489	3.00%, 3/1/43, Pool #AR9218	241,775
168,735	3.00%, 3/1/43, Pool #AR7576	168,857
83,912	3.00%, 3/1/43, Pool #AB8712	84,051
222,624	3.00%, 3/1/43, Pool #AB8830	222,956
267,917	3.00%, 4/1/43, Pool #AR8630	268,110
108,626	3.00%, 4/1/43, Pool #AT2037	108,738
82,908	3.00%, 4/1/43, Pool #AB9033	83,007
179,924	3.00%, 4/1/43, Pool #AT2043	180,081
323,463	3.00%, 4/1/43, Pool #AT2040	323,796
170,435	3.00%, 4/1/43, Pool #AB8924	170,611
178,278	3.00%, 4/1/43, Pool #AB8923	178,434
591,737	3.00%, 4/1/43, Pool #AB9016	592,531
308,080	3.00%, 5/1/43, Pool #AB9462	308,398
258,190	3.00%, 5/1/43, Pool #AT6654	258,536
436,960	3.00%, 5/1/43, Pool #AB9173	437,479
684,667	3.00%, 5/1/43, Pool #AT2719	685,480
261,452	3.00%, 5/1/43, Pool #AL3759	261,843
23,408	3.00%, 6/1/43, Pool #AB9564	23,432
368,566	3.00%, 6/1/43, Pool #AB9662	368,946
122,069	3.00%, 6/1/43, Pool #AT7676	122,138
330,123	3.50%, 7/1/43, Pool #AT8464	341,739
775,204	3.50%, 7/1/43, Pool #AL4010	801,711
952,358	3.50%, 7/1/43, Pool #AT7940	987,637
311,898	3.50%, 7/1/43, Pool #AT4327	323,452
1,200,000	2.50%, 7/25/43	1,151,220
181,177	3.50%, 8/1/43, Pool #AU0613	187,350
22,029	3.50%, 8/1/43, Pool #AU3032	22,804
89,438	3.50%, 8/1/43, Pool #AU3270	92,500
91,178	3.50%, 8/1/43, Pool #AU3267	94,544
181,539	3.50%, 8/1/43, Pool #AU0570	187,742
879,402	3.50%, 8/1/43, Pool #AS0209	909,453
22,357	3.50%, 8/1/43, Pool #AT7333	23,143
35,474	3.50%, 9/1/43, Pool #AT7267	36,720
38,381	3.50%, 10/1/43, Pool #AU7247	39,802
899,980	3.50%, 12/1/43, Pool #AL4682	933,248
166,489	3.50%, 1/1/44, Pool #AS1539	172,308
2,283,105	2.92%, 1/1/44, Pool #AV7743(b)	2,364,768
164,152	3.50%, 1/1/44, Pool #AS1703	169,923
103,396	3.50%, 1/1/44, Pool #AS1453	107,216
199,158	4.00%, 3/1/44, Pool #AV6577	212,668
350,142	4.00%, 5/1/44, Pool #AW1007	373,138
222,668	4.00%, 5/1/44, Pool #AS2488	237,271
47,030	3.50%, 6/1/44, Pool #AW6405	48,682
22,066	3.50%, 6/1/44, Pool #AS2591	22,844
34,222	3.50%, 6/1/44, Pool #AV8080	35,424
51,763	3.50%, 7/1/44, Pool #AW9544	53,582
49,047	4.00%, 7/1/44, Pool #AW7055	52,014
5,300,000	5.00%, 7/25/44	5,854,843
9,300,000	4.50%, 7/25/44	10,054,171

Continued

11

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$31,100,000	4.00%, 7/25/44	$32,949,839
216,313	3.50%, 8/1/44, Pool #AS3034	224,331
347,844	3.50%, 8/1/44, Pool #AS3031	360,093
2,870,902	4.00%, 8/1/44, Pool #AL5601	3,077,159
23,663	3.50%, 8/1/44, Pool #AW4287	24,413
21,584	3.50%, 8/1/44, Pool #AW9207	22,269
46,750	3.50%, 9/1/44, Pool #AW8188	48,485
46,512	3.50%, 9/1/44, Pool #AW8191	48,152
105,523	3.50%, 9/1/44, Pool #AX0830	109,440
28,762	4.00%, 12/1/44, Pool #AX6255	30,829
298,769	4.00%, 12/1/44, Pool #AX9372	319,499
29,035	4.00%, 12/1/44, Pool #AY0299	31,121
300,750	4.00%, 1/1/45, Pool #AY0367	321,617
97,275	4.00%, 1/1/45, Pool #AX8713	104,025
39,050	4.00%, 2/1/45, Pool #AY1866	41,856
197,310	4.00%, 2/1/45, Pool #AY2693	209,406
50,656	4.00%, 5/1/45, Pool #AY8218	53,776
99,844	4.00%, 5/1/45, Pool #AY9770	107,019
9,102,500	3.50%, 7/25/45	9,380,552
2,300,000	6.00%, 7/25/45	2,612,241
5,300,000	4.00%, 8/25/45	5,602,823

		157,888,435

Government National Mortgage Association (4.1%)
48,611	4.50%, 9/15/33, Pool #615516	53,236
170,603	5.00%, 12/15/33, Pool #783571	190,311
50,559	6.50%, 8/20/38, Pool #4223	58,784
58,195	6.50%, 10/15/38, Pool #673213	67,511
28,920	6.50%, 11/20/38, Pool #4292	33,708
57,317	6.50%, 12/15/38, Pool #782510	68,159
540,954	5.00%, 1/15/39, Pool #782557	599,853
379,615	5.00%, 4/15/39, Pool #782619	421,398
37,201	5.00%, 6/15/39, Pool #782696	41,594
305,265	5.00%, 10/20/39, Pool #4559	339,985
80,735	4.50%, 1/15/40, Pool #728627	87,713
212,722	5.00%, 5/15/40, Pool #782958	235,787
237,057	4.50%, 7/15/40, Pool #745793	257,574
44,184	4.00%, 9/20/40, Pool #G24800	47,344
405,231	4.50%, 10/15/40, Pool #783609	440,443
82,555	4.00%, 10/20/40, Pool #G24833	88,459
1,153,170	4.00%, 12/20/40, Pool #G24882	1,235,642
866,348	4.00%, 1/20/41, Pool #004922	928,308
122,747	4.50%, 2/15/41, Pool #738019	133,527
14,818	4.00%, 2/20/41, Pool #4945	15,876
21,996	5.00%, 4/20/41, Pool #5018	24,499
48,367	5.00%, 6/20/41, Pool #5083	53,871
371,342	4.50%, 6/20/41, Pool #783590	405,198
24,670	5.00%, 7/20/41, Pool #5116	27,477
837,573	4.50%, 7/20/41, Pool #5115	913,937
248,522	4.50%, 7/20/41, Pool #783584	271,180
263,521	4.50%, 11/15/41, Pool #783610	286,338
170,397	3.50%, 10/20/42, Pool #MA0462	177,356
170,005	3.50%, 1/20/43, Pool #MA0699	176,957
80,536	4.00%, 7/20/43, Pool #MA1158	85,751
500,000	5.00%, 7/15/44	553,269

Shares or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$400,000	4.50%, 7/15/44	$434,312
56,595	4.00%, 8/20/44, Pool #AJ2723	60,756
28,242	4.00%, 8/20/44, Pool #AJ4687	30,320
24,602	4.00%, 8/20/44, Pool #AI4166	26,527
75,676	4.00%, 8/20/44, Pool #AI4167	81,257
8,083,659	3.50%, 5/20/45, Pool #MA2826	8,433,112
200,000	3.50%, 7/20/45	207,570
6,400,000	3.00%, 7/20/45	6,460,499
1,800,000	4.00%, 7/20/45	1,907,543
900,000	4.50%, 7/20/45	970,453

		26,933,394

Total U.S. Government Agency Mortgages (Cost $235,198,069)		235,934,489

U.S. Treasury Obligations (15.7%):
U.S. Treasury Bonds (2.2%)
5,285,000	4.75%, 2/15/37^	6,847,790
15,000	2.50%, 2/15/45	13,201
7,660,000	3.00%, 5/15/45^	7,506,800

		14,367,791

U.S. Treasury Inflation Index Notes (0.5%)
3,375,000	0.25%, 1/15/25	3,306,824

U.S. Treasury Notes (13.0%)
6,075,000	0.63%, 5/31/17^	6,074,052
5,235,000	0.63%, 6/30/17	5,232,953
4,170,000	0.63%, 11/30/17^	4,152,082
4,390,000	2.63%, 1/31/18^	4,587,892
1,890,000	1.13%, 6/15/18^	1,897,088
2,460,000	1.38%, 12/31/18^	2,474,029
6,385,000	1.50%, 12/31/18	6,447,854
14,145,000	1.63%, 6/30/20	14,143,897
10,765,000	1.88%, 5/31/22	10,645,573
15,980,000	2.13%, 6/30/22	16,047,420
10,575,000	2.13%, 5/15/25^	10,383,326
3,490,000	4.25%, 5/15/39^	4,211,449

		86,297,615

Total U.S. Treasury Obligations (Cost $104,868,009)		103,972,230

Securities Held as Collateral for Securities on Loan (8.5%):
56,612,623	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	56,612,623

Total Securities Held as Collateral for Securities on Loan (Cost $56,612,623)		56,612,623

Unaffiliated Investment Company (15.5%):
102,932,019	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	102,932,019

Total Unaffiliated Investment Company (Cost $102,932,019)		102,932,019

Total Investment Securities (Cost $841,508,229)(e) — 126.5%		838,845,518
Net other assets (liabilities) — (26.5)%		(175,618,653)

Net Assets — 100.0%		$663,226,867

Continued

12

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2015.

GO—General Obligation

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

Re-REMIC—Restructured Real Estate Mortgage Investment Conduit

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $55,004,897.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2015. The date presented represents the final maturity date.

(c)	The rate represents the effective yield at June 30, 2015.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Securities Sold Short (-3.5%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation	5.00%	7/15/44	$(700,000)	$(775,905)	$(770,765)	$5,140
Federal Home Loan Mortgage Corporation	5.00%	8/15/44	(2,200,000)	(2,417,938)	(2,420,688)	(2,750)
Federal National Mortgage Association	5.50%	8/25/44	(1,400,000)	(1,569,203)	(1,571,062)	(1,859)
Federal National Mortgage Association	3.00%	7/25/43	(300,000)	(298,523)	(298,880)	(357)
Federal National Mortgage Association	3.50%	7/25/30	(14,700,000)	(15,482,017)	(15,503,218)	(21,201)
Federal National Mortgage Association	4.00%	7/25/29	(2,100,000)	(2,203,359)	(2,202,703)	656
Federal National Mortgage Association	5.50%	7/25/45	(500,000)	(565,078)	(561,563)	3,515

				$(23,312,023)	$(23,328,879)	$(16,856)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Euro-Bund September Futures	Short	9/8/15	(13)	$(2,202,653)	$(5,919)
U.S. Treasury 30-Year Bond September Futures	Short	9/21/15	(5)	(754,219)	14,040
U.S. Treasury 5-Year Note September Futures	Short	9/30/15	(55)	(6,559,180)	(7,372)
Ultra Long Term U.S. Treasury Bond September Futures	Long	9/21/15	57	8,781,563	(214,716)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	173	21,827,734	(141,499)
Euro-BTP Italian Government Bond September Futures	Long	9/8/15	16	2,322,328	10,764
U.S. Treasury 2-Year Note September Futures	Long	9/30/15	81	17,733,938	26,170

Total					$(318,532)

See accompanying notes to the financial statements.

13

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$841,508,229

Investment securities, at value*	$838,845,518
Cash	7,007
Interest and dividends receivable	2,986,326
Receivable for investments sold	122,064,468
Receivable for variation margin on futures contracts	2,324,761
Prepaid expenses	1,356

Total Assets	966,229,436

Liabilities:
Foreign currency, at value (cost $2,206,585)	2,203,983
Payable for investments purchased	220,463,337
Payable for capital shares redeemed	10,557
Payable for collateral received on loaned securities	56,612,623
Securities sold short (Proceeds received $23,312,023)	23,328,879
Payable for variation margin on futures contracts	15,021
Manager fees payable	188,934
Administration fees payable	20,863
Distribution fees payable	134,953
Custodian fees payable	9,113
Administrative and compliance services fees payable	9
Trustee fees payable	1,452
Other accrued liabilities	12,845

Total Liabilities	303,002,569

Net Assets	$663,226,867

Net Assets Consist of:
Capital	$627,283,737
Accumulated net investment income/(loss)	21,452,899
Accumulated net realized gains/(losses) from investment transactions	17,485,728
Net unrealized appreciation/(depreciation) on investments	(2,995,497)

Net Assets	$663,226,867

Shares of beneficial interest (unlimited number of shares authorized, no par value)	59,669,922
Net Asset Value (offering and redemption price per share)	$11.11

*	Includes securities on loan of $55,004,897.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Interest	$9,971,320
Dividends	17
Income from securities lending	127,381

Total Investment Income	10,098,718

Expenses:
Manager fees	1,496,442
Administration fees	164,339
Distribution fees	1,068,889
Custodian fees	25,075
Administrative and compliance services fees	5,115
Trustee fees	19,732
Professional fees	21,638
Shareholder reports	4,217
Other expenses	10,495

Total expenses	2,815,942

Net Investment Income/(Loss)	7,282,776

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	8,070,084
Net realized gains/(losses) on futures contracts	2,301,147
Net realized gains/(losses) on forward currency contracts	34,876
Change in net unrealized appreciation/depreciation on investments	(12,914,593)

Net Realized/Unrealized Gains/(Losses) on Investments	(2,508,486)

Change in Net Assets Resulting From Operations	$4,774,290

See accompanying notes to the financial statements.

14

Statements of Changes in Net Assets

	AZL Enhanced Bond Index Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$7,282,776	$13,049,920
Net realized gains/(losses) on investment transactions	10,406,107	17,046,934
Change in unrealized appreciation/depreciation on investments	(12,914,593)	15,133,180

Change in net assets resulting from operations	4,774,290	45,230,034

Dividends to Shareholders:
From net investment income	—	(8,934,761)

Change in net assets resulting from dividends to shareholders	—	(8,934,761)

Capital Transactions:
Proceeds from shares issued	107,526,209	188,396,560
Proceeds from dividends reinvested	—	8,934,761
Value of shares redeemed	(398,499,395)	(73,114,167)

Change in net assets resulting from capital transactions	(290,973,186)	124,217,154

Change in net assets	(286,198,896)	160,512,427
Net Assets:
Beginning of period	949,425,763	788,913,336

End of period	$663,226,867	$949,425,763

Accumulated net investment income/(loss)	$21,452,899	$14,170,123

Share Transactions:
Shares issued	9,578,132	17,171,705
Dividends reinvested	—	818,202
Shares redeemed	(35,220,917)	(6,635,017)

Change in shares	(25,642,785)	11,354,890

See accompanying notes to the financial statements.

15

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$11.13		$10.67	$11.17	$11.02	$10.51	$10.04

Investment Activities:
Net Investment Income/(Loss)	0.19		0.14	0.05	0.09	0.11	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	(0.21)		0.43	(0.31)	0.38	0.65	0.41

Total from Investment Activities	(0.02)		0.57	(0.26)	0.47	0.76	0.56

Dividends to Shareholders From:
Net Investment Income	—		(0.11)	(0.12)	(0.13)	(0.13)	(0.03)
Net Realized Gains	—		—	(0.12)	(0.19)	(0.12)	(0.06)

Total Dividends	—		(0.11)	(0.24)	(0.32)	(0.25)	(0.09)

Net Asset Value, End of Period	$11.11		$11.13	$10.67	$11.17	$11.02	$10.51

Total Return(a)	(0.18	)%(b)	5.35%	(2.32)%	4.22%	7.28%	5.62%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$663,227		$949,426	$788,913	$503,548	$341,219	$205,572
Net Investment Income/(Loss)(c)	1.70%		1.49%	1.14%	1.35%	1.69%	2.01%
Expenses Before Reductions(c) (d)	0.66%		0.65%	0.66%	0.68%	0.69%	0.71%
Expenses Net of Reductions(c)	0.66%		0.65%	0.66%	0.68%	0.69%	0.70%
Portfolio Turnover Rate(e)	197	%(b)	564%	663%	385%	407%	700%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

16

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

17

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $99.6 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $12,449 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2015, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund had no open forward currency contracts as of June 30, 2015.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $60.2 million as of June 30, 2015. The monthly average notional amount for these contracts was $68.7 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

18

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Interest Rate Risk Exposure

Interest Rate Contracts	Receivable for variation margin on futures contracts	$50,974	Payable for variation margin on futures contracts*	$369,506

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Foreign Currency Risk Exposure

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/Change in unrealized appreciation/depreciation on investments	$34,876	$(18,515)

Currency Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	(205,640)	119,919
Interest Rate Risk Exposure

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	2,506,787	(968,076)

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2015. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015.

As of June 30, 2015, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$2,324,761	$15,021
Forward currency contracts	—	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,324,761	15,021
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(2,324,761)	(15,021)

Total assets and liabilities subject to a MNA	$—	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The

19

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $5,110 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for

20

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Asset Backed Securities	$—	$72,398,631	$72,398,631
Collateralized Mortgage Obligations	—	49,625,076	49,625,076
Corporate Bonds+	—	142,998,496	142,998,496
Municipal Bonds	—	9,770,013	9,770,013
Preferred Stock	—	491,913	491,913
U.S. Government Agency Mortgages	—	235,934,489	235,934,489
U.S. Treasury Obligations	—	103,972,230	103,972,230
Yankee Dollars+	—	64,110,028	64,110,028
Securities Held as Collateral for Securities on Loan	—	56,612,623	56,612,623
Unaffiliated Investment Company	102,932,019	—	102,932,019

Total Investment Securities	102,932,019	735,913,499	838,845,518

Securities Sold Short	—	(23,328,879)	(23,328,879)
Other Financial Instruments:*
Futures Contracts	(318,532)	—	(318,532)

Total Investments	$102,613,487	$712,584,620	$815,198,107

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$1,468,275,993	$1,813,578,632

For the period ended June 30, 2015, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$270,016,211	$238,377,980

21

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $842,314,056. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,936,879
Unrealized depreciation	(7,405,417)

Net unrealized appreciation/(depreciation)	$(3,468,538)

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Enhanced Bond Index Fund	$8,934,761	$—	$8,934,761

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Enhanced Bond Index Fund	$20,614,173	$1,944,153	$—	$8,610,514	$31,168,840

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

22

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Federated Clover Small Value Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Federated Clover Small Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Federated Clover Small Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Federated Clover Small Value Fund	$1,000.00	$1,010.40	$5.18	1.04%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Federated Clover Small Value Fund	$1,000.00	$1,019.64	$5.21	1.04%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	40.4%
Industrials	12.4
Consumer Discretionary	11.4
Information Technology	8.2
Health Care	7.5
Energy	5.4
Utilities	5.1
Consumer Staples	3.1
Materials	3.0

Total Common Stocks	96.5
Securities Held as Collateral for Securities on Loan	29.0
Money Market	3.6

Total Investment Securities	129.1
Net other assets (liabilities)	(29.1)

Net Assets	100.0%

1

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks (96.5%):
Aerospace & Defense (2.1%):
55,625	Curtiss-Wright Corp.^	$4,029,475
70,225	Hexcel Corp.^	3,492,992

		7,522,467

Auto Components (1.5%):
107,950	Remy International, Inc.	2,386,775
50,375	Tenneco, Inc.*^	2,893,540

		5,280,315

Banks (15.5%):
42,525	Ameris Bancorp^	1,075,457
107,868	Capital Bank Financial Corp.*^	3,135,723
198,953	Flushing Financial Corp.^	4,180,003
287,325	Great Western Bancorp, Inc.^	6,927,405
293,400	Hilltop Holdings, Inc.*^	7,068,005
433,823	Investors Bancorp, Inc.^	5,336,023
91,800	Opus Bank^	3,321,324
213,325	Popular, Inc.*	6,156,560
219,428	Synovus Financial Corp.	6,762,771
163,625	Talmer Bancorp, Inc., Class A	2,740,719
325,125	TCF Financial Corp.^	5,400,326
224,350	Umpqua Holdings Corp.^	4,036,057

		56,140,373

Chemicals (1.0%):
207,450	Ferro Corp.*^	3,481,011

Commercial Services & Supplies (2.6%):
46,300	Mobile Mini, Inc.^	1,946,452
252,150	R.R. Donnelley & Sons Co.^	4,394,975
26,500	UniFirst Corp.^	2,964,025

		9,305,452

Communications Equipment (1.9%):
167,925	Ciena Corp.*^	3,976,464
49,350	ViaSat, Inc.*^	2,973,831

		6,950,295

Construction & Engineering (0.9%):
168,425	KBR, Inc.^	3,280,919

Containers & Packaging (0.8%):
91,000	Berry Plastics Group, Inc.*^	2,948,400

Diversified Consumer Services (0.4%):
160,125	Bridgepoint Education, Inc.*^	1,530,795

Diversified Financial Services (1.0%):
137,925	PHH Corp.*^	3,590,188

Electric Utilities (1.4%):
151,650	Portland General Electric Co.^	5,028,714

Electrical Equipment (0.8%):
143,200	General Cable Corp.^	2,825,336

Electronic Equipment, Instruments & Components (0.6%):
34,050	Anixter International, Inc.*	2,218,358

Energy Equipment & Services (1.9%):
76,250	Exterran Holdings, Inc.^	2,489,563
828,500	McDermott International, Inc.*^	4,424,190

		6,913,753

Shares		Fair Value

Common Stocks, continued
Food & Staples Retailing (1.5%):
345,575	Rite AID Corp.*	$2,885,551
39,800	United Natural Foods, Inc.*^	2,534,464

		5,420,015

Gas Utilities (1.6%):
114,225	Atmos Energy Corp.	5,857,458

Health Care Equipment & Supplies (3.0%):
67,100	Alere, Inc.*	3,539,525
63,325	Hill-Rom Holdings, Inc.^	3,440,447
143,975	Wright Medical Group, Inc.*^	3,780,784

		10,760,756

Health Care Providers & Services (3.9%):
97,675	Capital Senior Living Corp.*^	2,393,038
53,150	IPC Healthcare, Inc.*^	2,943,979
57,025	Magellan Health Services, Inc.*^	3,995,741
53,375	Owens & Minor, Inc.^	1,814,750
36,475	WellCare Health Plans, Inc.*^	3,094,173

		14,241,681

Hotels, Restaurants & Leisure (1.5%):
240,450	Belmond, Ltd., Class A*	3,003,220
77,850	Diamond Resorts International, Inc.*^	2,456,168

		5,459,388

Household Durables (1.9%):
78,475	La-Z-Boy, Inc.	2,067,032
25,275	Tempur-Pedic International, Inc.*^	1,665,623
214,125	TRI Pointe Homes, Inc.*	3,276,112

		7,008,767

Household Products (0.7%):
25,775	Spectrum Brands Holdings, Inc.^	2,628,792

Insurance (7.5%):
109,675	American Equity Investment Life Holding Co.^	2,959,032
76,604	Argo Group International Holdings, Ltd.	4,266,842
338,050	CNO Financial Group, Inc.^	6,203,217
155,975	Fidelity & Guaranty Life^	3,685,689
84,900	First American Financial Corp.^	3,159,129
50,900	Hanover Insurance Group, Inc. (The)^	3,768,127
176,325	Maiden Holdings, Ltd.^	2,782,409

		26,824,445

IT Services (1.2%):
76,575	Evertec, Inc.	1,626,453
127,400	Unisys Corp.*^	2,546,726

		4,173,179

Machinery (3.1%):
87,475	Barnes Group, Inc.^	3,410,650
195,000	Mueller Water Products, Inc., Class A^	1,774,500
113,450	The Manitowoc Co., Inc.^	2,223,620
68,925	Woodward, Inc.^	3,790,186

		11,198,956

Media (2.6%):
62,875	Carmike Cinemas, Inc.*^	1,668,702
103,075	Eros International Plc*^	2,589,244
99,975	Lions Gate Entertainment Corp.^	3,704,074

Continued

2

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Media, continued
59,125	Sinclair Broadcast Group, Inc., Class A^	$1,650,179

		9,612,199

Metals & Mining (0.5%):
160,275	Stillwater Mining Co.*^	1,857,587

Multiline Retail (0.7%):
56,425	Big Lots, Inc.^	2,538,561

Multi-Utilities (0.9%):
187,900	TECO Energy, Inc.^	3,318,314

Oil, Gas & Consumable Fuels (3.5%):
129,350	Newfield Exploration Co.*^	4,672,122
69,000	PDC Energy, Inc.*^	3,701,160
104,450	Teekay Shipping Corp.	4,472,549

		12,845,831

Paper & Forest Products (0.7%):
43,550	Clearwater Paper Corp.*^	2,495,415

Pharmaceuticals (0.6%):
72,800	The Medicines Co.*^	2,082,808

Professional Services (1.6%):
24,750	Dun & Bradstreet Corp.^	3,019,500
63,450	FTI Consulting, Inc.*^	2,616,678

		5,636,178

Real Estate Investment Trusts (0.6%):
109,575	STAG Industrial, Inc.^	2,191,500

Real Estate Investment Trusts (REITs) (11.4%):
227,675	Colony Financial, Inc.^	5,156,838
69,750	EPR Properties^	3,820,905
212,175	FelCor Lodging Trust, Inc.	2,096,289
238,325	First Potomac Realty Trust^	2,454,748
107,875	LaSalle Hotel Properties^	3,825,248
456,400	Lexington Realty Trust^	3,870,272
260,387	New Residential Investment Corp.	3,968,297
352,562	NorthStar Realty Finance Corp.	5,605,735
172,700	Starwood Property Trust, Inc.^	3,725,139
117,385	Starwood Waypoint Residential Trust^	2,789,068
61,675	Sun Communities, Inc.^	3,813,365

		41,125,904

Road & Rail (0.6%):
98,900	Swift Transportation Co.*^	2,242,063

Semiconductors & Semiconductor Equipment (3.4%):
302,300	Atmel Corp.^	2,979,166
277,175	Brooks Automation, Inc.^	3,173,653

Shares or Principal Amount		Fair Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
98,675	Fairchild Semiconductor International, Inc.*^	$1,714,972
59,725	MKS Instruments, Inc.^	2,265,967
69,325	Veeco Instruments, Inc.*^	1,992,401

		12,126,159

Software (0.6%):
35,475	Verint Systems, Inc.*^	2,154,929

Specialty Retail (2.0%):
180,950	Ascena Retail Group, Inc.*^	3,013,722
63,500	The Men’s Wearhouse, Inc.^	4,068,445

		7,082,167

Technology Hardware, Storage & Peripherals (0.5%):
1,077,266	Quantum Corp.*	1,809,807

Textiles, Apparel & Luxury Goods (0.8%):
40,875	Deckers Outdoor Corp.*	2,941,774

Thrifts & Mortgage Finance (4.4%):
230,525	Provident Financial Services, Inc.^	4,377,670
343,300	Radian Group, Inc.^	6,440,307
188,675	WSFS Financial Corp.^	5,160,261

		15,978,238

Tobacco (0.9%):
134,012	Vector Group, Ltd.^	3,143,922

Trading Companies & Distributors (0.7%):
35,825	WESCO International, Inc.*^	2,459,028

Water Utilities (1.2%):
172,150	Aqua America, Inc.	4,215,954

Total Common Stocks (Cost $309,041,887)		348,448,151

Securities Held as Collateral for Securities on Loan (29.0%):
$104,653,840	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	104,653,840

Total Securities Held as Collateral for Securities on Loan (Cost $104,653,840)		104,653,840

Unaffiliated Investment Company (3.6%):
13,093,142	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	13,093,142

Total Unaffiliated Investment Company (Cost $13,093,142)		13,093,142

Total Investment Securities (Cost $426,788,869)(c) — 129.1%		466,195,133
Net other assets (liabilities) — (29.1)%		(105,168,702)

Net Assets — 100.0%		$361,026,431

Percentages indicated are based on net assets as of June 30, 2015.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $102,331,134.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Federated Clover Small Value Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$426,788,869

Investment securities, at value*	$466,195,133
Interest and dividends receivable	700,887
Prepaid expenses	796

Total Assets	466,896,816

Liabilities:
Cash overdraft	2
Payable for investments purchased	638,336
Payable for capital shares redeemed	253,215
Payable for collateral received on loaned securities	104,653,840
Manager fees payable	228,695
Administration fees payable	8,480
Distribution fees payable	76,232
Custodian fees payable	2,111
Administrative and compliance services fees payable	132
Trustee fees payable	950
Other accrued liabilities	8,392

Total Liabilities	105,870,385

Net Assets	$361,026,431

Net Assets Consist of:
Capital	$252,830,686
Accumulated net investment income/(loss)	7,763,923
Accumulated net realized gains/(losses) from investment transactions	61,025,558
Net unrealized appreciation/(depreciation) on investments	39,406,264

Net Assets	$361,026,431

Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,099,335
Net Asset Value (offering and redemption price per share)	$22.42

*	Includes securities on loan of $102,331,134.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$4,783,945
Income from securities lending	147,523
Foreign withholding tax	(1,176)

Total Investment Income	4,930,292

Expenses:
Manager fees	1,474,446
Administration fees	49,946
Distribution fees	491,482
Custodian fees	3,915
Administrative and compliance services fees	1,095
Trustee fees	4,363
Professional fees	5,267
Shareholder reports	5,638
Other expenses	3,026

Total expenses	2,039,178

Net Investment Income/(Loss)	2,891,114

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,840,106
Change in net unrealized appreciation/depreciation on investments	(9,003,994)

Net Realized/Unrealized Gains/(Losses) on Investments	1,836,112

Change in Net Assets Resulting From Operations	$4,727,226

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Federated Clover Small Value Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,891,114	$2,350,024
Net realized gains/(losses) on investment transactions	10,840,106	53,397,943
Change in unrealized appreciation/depreciation on investments	(9,003,994)	(23,855,458)

Change in net assets resulting from operations	4,727,226	31,892,509

Dividends to Shareholders:
From net investment income	—	(3,659,066)
From net realized gains	—	(52,470,818)

Change in net assets resulting from dividends to shareholders	—	(56,129,884)

Capital Transactions:
Proceeds from shares issued	1,453,121	9,136,593
Proceeds from dividends reinvested	—	56,129,884
Value of shares redeemed	(67,703,616)	(100,368,050)

Change in net assets resulting from capital transactions	(66,250,495)	(35,101,573)

Change in net assets	(61,523,269)	(59,338,948)
Net Assets:
Beginning of period	422,549,700	481,888,648

End of period	$361,026,431	$422,549,700

Accumulated net investment income/(loss)	$7,763,923	$4,872,809

Share Transactions:
Shares issued	65,166	378,828
Dividends reinvested	—	2,559,502
Shares redeemed	(3,006,632)	(4,260,773)

Change in shares	(2,941,466)	(1,322,443)

See accompanying notes to the financial statements.

5

AZL Federated Clover Small Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$22.19		$23.66	$18.14		$15.96		$16.72	$13.27

Investment Activities:
Net Investment Income/(Loss)	0.23		0.15	0.20		0.15		0.11	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	—	(h)	1.60	5.58		2.13		(0.77)	3.48

Total from Investment Activities	0.23		1.75	5.78		2.28		(0.66)	3.57

Dividends to Shareholders From:
Net Investment Income	—		(0.21)	(0.16)		(0.10)		(0.10)	(0.12)
Net Realized Gains	—		(3.01)	(0.10)		—		—	—

Total Dividends	—		(3.22)	(0.26)		(0.10)		(0.10)	(0.12)

Net Asset Value, End of Period	$22.42		$22.19	$23.66		$18.14		$15.96	$16.72

Total Return(a)	1.04	%(b)	7.54%	32.00%		14.32%		(3.92)%	27.11%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$361,026		$422,550	$481,889		$261,731		$199,020	$234,305
Net Investment Income/(Loss)(c)	1.47%		0.53%	1.27%		0.96%		0.60%	0.59%
Expenses Before Reductions(c) (d)	1.04%		1.03%	1.08%		1.07%		1.09%	1.08%
Expenses Net of Reductions(c)	1.04%		1.03%	1.01%		0.99%		1.09%	1.08%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(g)	1.04%		1.03%	1.08%		1.07%		1.09%	1.08%
Portfolio Turnover Rate	37	%(b)	74%	97	%(e)	156	%(f)	15%	23%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Cost of purchase and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 140%.

(f)	Effective February 24, 2012, the Subadviser changed from Franklin Advisory Services LLC to Federated Global Investment Management Corp. Costs of purchases and proceeds from sales of portfolio securities associated with the change in Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2012 as compared to prior years.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Represents less than $0.005.

See accompanying notes to the financial statements.

6

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Federated Clover Small Value Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $112.2 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $14,485 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Federated Global Investment Management Corp. (“Federated”), Federated provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Federated Clover Small Value Fund	0.75%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.

” Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

8

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,200 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$348,448,151	$—	$348,448,151
Securities Held as Collateral for Securities on Loan	—	104,653,840	104,653,840
Unaffiliated Investment Company	13,093,142	—	13,093,142

Total Investment Securities	$361,541,293	$104,653,840	$466,195,133

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

9

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Federated Clover Small Value Fund	$138,967,157	$205,103,851

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $428,204,142. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$48,531,519
Unrealized depreciation	(10,540,528)

Net unrealized appreciation/(depreciation)	$37,990,991

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Federated Clover Small Value Fund	$11,915,520	$44,214,364	$56,129,884

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Federated Clover Small Value Fund	$16,612,828	$41,703,679	$—	$45,152,012	$103,468,519

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Franklin Templeton Founding Strategy Plus Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 23

Statement of Operations Page 23

Statements of Changes in Net Assets Page 24

Financial Highlights Page 25

Notes to the Financial Statements Page 26

Other Information Page 34

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Franklin Templeton Founding Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,005.80	$5.17	1.04%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,019.64	$5.21	1.04%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	59.1%
Foreign Bonds	14.0
Securities Held as Collateral for Securities on Loan	8.2
Corporate Bonds	6.6
Money Markets	5.8
Yankee Dollars	4.1
U.S. Government Agency Mortgages	3.6
U.S. Treasury Obligations	1.4
Equity-Linked Securities	1.0
Preferred Stocks	0.6
Floating Rate Loans	0.6
Convertible Bonds	0.6
Convertible Preferred Stocks	0.3
Municipal Bonds	0.1

Total Investment Securities	106.0
Net other assets (liabilities)	(6.0)

Net Assets	100.0%

1

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (59.1%):
Aerospace & Defense (1.0%):
91,580	BAE Systems plc	$649,850
19,530	BE Aerospace, Inc.^	1,072,197
6,360	Boeing Co. (The)	882,259
15,858	Huntington Ingalls Industries, Inc.	1,785,452
9,765	KLX, Inc.*	430,929
7,200	Lockheed Martin Corp.	1,338,480
10,370	Raytheon Co.	992,202
2,000	United Technologies Corp.	221,860

		7,373,229

Air Freight & Logistics (0.1%):
7,860	United Parcel Service, Inc., Class B	761,713

Airlines (0.3%):
205,190	Deutsche Lufthansa AG, Registered Shares*	2,644,626

Auto Components (0.3%):
22,441	Compagnie Generale des Establissements Michelin SCA, Class B	2,355,512

Automobiles (1.5%):
37,000	Ford Motor Co.	555,370
137,382	General Motors Co.	4,578,942
12,609	Hero MotoCorp, Ltd.	499,407
14,526	Hyundai Motor Co.	1,768,611
276,700	Nissan Motor Co., Ltd.	2,874,560
14,200	Toyota Motor Corp.	949,830

		11,226,720

Banks (7.3%):
85,800	Bangkok Bank Public Co., Ltd.	451,153
31,000	Bank of America Corp.	527,620
492,980	Barclays plc	2,015,702
39,100	BNP Paribas SA	2,357,150
40,792	CIT Group, Inc.	1,896,420
124,720	Citigroup, Inc.	6,889,533
69,953	Citizens Financial Group, Inc.	1,910,416
9,886	Columbia Banking System, Inc.	321,690
51,180	Commerzbank AG*	653,898
159,870	Credit Agricole SA	2,374,806
115,800	DBS Group Holdings, Ltd.	1,777,291
260,152	HSBC Holdings plc	2,349,267
266,059	ING Groep NV	4,411,153
106,460	JPMorgan Chase & Co.	7,213,730
76,126	KB Financial Group, Inc.	2,503,918
47,762	PNC Financial Services Group, Inc.	4,568,435
9,100	Royal Bank of Canada	556,581
7,304	Societe Generale	340,721
60,150	Standard Chartered plc	962,050
97,963	SunTrust Banks, Inc.	4,214,368
380,159	UniCredit SpA	2,550,157
60,611	Wells Fargo & Co.	3,408,763

		54,254,822

Beverages (0.5%):
42,014	PepsiCo, Inc.	3,921,587

Shares		Fair Value
Common Stocks, continued
Biotechnology (0.6%):
24,280	Amgen, Inc.	$3,727,465
1,251	FCB Financial Holdings, Inc., Class A*	39,782
5,470	Gilead Sciences, Inc.	640,428

		4,407,675

Capital Markets (0.7%):
101,907	Credit Suisse Group AG	2,800,895
67,040	Morgan Stanley	2,600,482

		5,401,377

Chemicals (1.5%):
12,000	Agrium, Inc.^	1,271,399
25,368	AkzoNobel NV	1,853,310
10,000	BASF SE	878,662
66,470	Dow Chemical Co. (The)	3,401,270
35,000	E.I. du Pont de Nemours & Co.	2,238,250
15,000	LyondellBasell Industries NV, Class A	1,552,800
16,000	Mosaic Co. (The)	749,600

		11,945,291

Commercial Services & Supplies (0.3%):
230	CEVA Group plc*	169,941
28,550	Republic Services, Inc., Class A	1,118,303
432,608	Serco Group plc	800,876
16,210	Waste Management, Inc.	751,334

		2,840,454

Communications Equipment (1.4%):
240,929	Cisco Systems, Inc.	6,615,910
176,604	Nokia Oyj	1,196,420
48,386	Nokia Oyj, ADR	331,444
92,786	Nokia Oyj, ADR	635,584
7,000	QUALCOMM, Inc.	438,410
145,920	Telefonaktiebolaget LM Ericsson, B Shares	1,511,270

		10,729,038

Construction & Engineering (0.2%):
32,800	FLSmidth & Co. A/S	1,582,731

Construction Materials (0.7%):
120,048	CRH plc	3,385,056
21,112	Holcim, Ltd., Registered Shares	1,561,146

		4,946,202

Consumer Finance (0.3%):
44,980	Ally Financial, Inc.*	1,008,901
17,260	Capital One Financial Corp.	1,518,363

		2,527,264

Containers & Packaging (0.3%):
47,384	MeadWestvaco Corp.	2,236,051

Diversified Consumer Services (0.0%):
7,063	Cengage Learning Holdings II LP*	195,998

Diversified Telecommunication Services (1.8%):
61,170	AT&T, Inc.^	2,172,758
10,000	CenturyLink, Inc.	293,800
28,592	China Telecom Corp., Ltd., ADR^	1,687,786

Continued

2

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
403,330	Koninklijke (Royal) KPN NV	$1,547,738
572,220	Singapore Telecommunications, Ltd.	1,779,551
227,929	Telefonica SA	3,247,907
84,310	Telstra Corp., Ltd.	397,212
56,133	Verizon Communications, Inc.	2,616,360

		13,743,112

Electric Utilities (1.5%):
15,000	American Electric Power Co., Inc.	794,550
30,897	Duke Energy Corp.	2,181,946
85,050	Exelon Corp.^	2,672,271
16,000	FirstEnergy Corp.	520,800
16,670	NextEra Energy, Inc.	1,634,160
22,920	PPL Corp.	675,452
65,960	Southern Co. (The)^	2,763,725

		11,242,904

Electronic Equipment, Instruments & Components (0.1%):
49,730	Flextronics International, Ltd.*	562,446

Energy Equipment & Services (1.0%):
73,039	Baker Hughes, Inc.	4,506,506
26,413	Halliburton Co.	1,137,608
57,450	Noble Corp. plc^	884,156
12,000	Schlumberger, Ltd.	1,034,280
15,040	Technip-Coflexip SA	931,453

		8,494,003

Food & Staples Retailing (1.9%):
40,406	CVS Health Corp.	4,237,781
30,053	Kroger Co. (The)^	2,179,143
57,540	Metro AG	1,813,660
579,804	Tesco plc	1,934,798
49,823	Walgreens Boots Alliance, Inc.	4,207,054

		14,372,436

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.	133,627

Health Care Equipment & Supplies (1.9%):
105,040	Getinge AB, B Shares^	2,528,065
125,800	Medtronic plc	9,321,780
29,241	Stryker Corp.	2,794,562

		14,644,407

Health Care Providers & Services (0.1%):
6,936	CIGNA Corp.	1,123,632

Hotels, Restaurants & Leisure (0.0%):
5,000	Las Vegas Sands Corp.^	262,850

Household Products (0.2%):
9,153	Energizer Holdings, Inc.	1,204,077

Independent Power and Renewable Electricity Producers (0.2%):
14,547	Dynegy, Inc.*	425,500
61,463	NRG Energy, Inc.^	1,406,273

		1,831,773

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (0.5%):
99,820	General Electric Co.	$2,652,217
14,360	Siemens AG, Registered Shares	1,445,939

		4,098,156

Insurance (3.8%):
27,677	ACE, Ltd.	2,814,197
186,850	AEGON NV	1,371,736
5,223	Alleghany Corp.*	2,448,333
34,703	Allstate Corp. (The)	2,251,184
136,796	American International Group, Inc.	8,456,729
137,936	Aviva plc	1,068,956
90,313	AXA SA	2,275,630
67,211	MetLife, Inc.	3,763,144
23,740	Swiss Re AG^	2,100,429
980	White Mountains Insurance Group, Ltd.	641,841
72,510	XL Group plc	2,697,372
500	XL Group plc	18,600

		29,908,151

Internet Software & Services (0.2%):
2,670	Google, Inc., Class A*	1,441,907

IT Services (0.3%):
220,535	Xerox Corp.	2,346,492

Life Sciences Tools & Services (0.1%):
34,300	QIAGEN NV*	845,226

Machinery (0.5%):
26,948	Caterpillar, Inc.	2,285,730
123,064	CNH Industrial NV	1,121,359
3,788	Federal Signal Corp.	56,479
41,856	Navistar International Corp.*^	947,201

		4,410,769

Marine (0.3%):
1,295	A.P. Moeller — Maersk A/S, Class B	2,349,548

Media (3.7%):
145,107	British Sky Broadcasting Group plc	2,366,530
47,115	CBS Corp., Class B	2,614,883
71,930	Comcast Corp., Class A^	4,311,484
35,690	DIRECTV, Inc., Class A*	3,311,675
83,860	News Corp., Class A*	1,223,517
162,339	Reed Elsevier plc	2,642,785
24,571	Time Warner Cable, Inc., Class A	4,377,814
19,939	Time Warner, Inc., Class A	1,742,868
5,216	Tribune Co.#*(a) (b)	—
407	Tribune Media Co., Class A	21,730
709	Tribune Publishing Co.	11,018
66,690	Twenty-First Century Fox, Inc.	2,170,426
118,424	Twenty-First Century Fox, Inc., Class B	3,815,621

		28,610,351

Metals & Mining (1.5%):
65,240	BHP Billiton plc	1,281,270
127,985	Freeport-McMoRan Copper & Gold, Inc.^	2,383,081
33,460	Goldcorp, Inc.	542,052

Continued

3

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
105,428	Mining and Metallurgical Co. Norilsk Nickel, ADR	$1,787,005
9,185	POSCO	1,822,460
67,180	Rio Tinto plc, Registered Shares, ADR^	2,768,487
65,240	South32, Ltd.*	88,143
53,005	ThyssenKrupp AG	1,378,866

		12,051,364

Multiline Retail (0.9%):
24,178	Macy’s, Inc.^	1,631,290
163,380	Marks & Spencer Group plc	1,377,506
48,740	Target Corp.	3,978,646

		6,987,442

Multi-Utilities (0.9%):
20,000	Dominion Resources, Inc.^	1,337,400
55,430	PG&E Corp.	2,721,613
22,060	Public Service Enterprise Group, Inc.	866,517
11,070	Sempra Energy	1,095,266
3,650	TECO Energy, Inc.	64,459
27,390	Xcel Energy, Inc.	881,410

		6,966,665

Oil, Gas & Consumable Fuels (5.4%):
13,280	Anadarko Petroleum Corp.	1,036,637
60,704	Apache Corp.	3,498,372
83,779	BG Group plc	1,393,905
418,075	BP plc	2,758,453
80,765	BP plc, ADR	3,227,369
29,300	Canadian Oil Sands, Ltd.	236,972
126,830	Chesapeake Energy Corp.^	1,416,691
30,620	Chevron Corp.	2,953,911
33,229	CONSOL Energy, Inc.^	722,398
7,500	Devon Energy Corp.	446,175
108,249	ENI SpA	1,919,894
6,800	Exxon Mobil Corp.	565,760
155,100	Galp Energia SGPS SA	1,817,270
1,899,100	Kunlun Energy Co., Ltd.	1,921,099
84,406	Marathon Oil Corp.	2,240,135
22,280	Murphy Oil Corp.^	926,180
5,000	Occidental Petroleum Corp.	388,850
202,726	Petroleo Brasileiro SA, ADR*^	1,654,244
54,908	Royal Dutch Shell plc, B Shares	1,561,247
460	Royal Dutch Shell plc, A Shares	12,930
56,209	Royal Dutch Shell plc, ADR	3,204,475
91,883	Royal Dutch Shell plc, A Shares	2,616,491
22,490	Spectra Energy Corp.	733,174
5,000	Suncor Energy, Inc.	137,732
54,930	Total SA	2,672,402
23,740	Total SA, ADR^	1,167,296
28,663	Whiting Petroleum Corp.*^	963,077
20,000	Williams Cos., Inc. (The)*	1,147,800

		43,340,939

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.4%):
58,048	International Paper Co.	$2,762,504

Personal Products (0.0%):
60,193	Avon Products, Inc.^	376,808

Pharmaceuticals (6.1%):
5,957	Allergan plc*	1,807,711
8,000	Bristol-Myers Squibb Co.	532,320
85,531	Eli Lilly & Co.	7,140,983
134,712	GlaxoSmithKline plc	2,803,715
37,001	Hospira, Inc.*	3,282,359
10,000	Johnson & Johnson Co.	974,600
136,114	Merck & Co., Inc.	7,748,969
21,830	Merck KGaA	2,174,058
162,360	Pfizer, Inc.	5,443,931
11,900	Roche Holding AG	3,341,860
22,400	Sanofi-Aventis SA	2,209,632
35,000	Sanofi-Aventis SA, ADR	1,733,550
134,618	Teva Pharmaceutical Industries, Ltd., ADR	7,955,924

		47,149,612

Real Estate Investment Trusts (REITs) (0.1%):
2,556	Alexander’s, Inc.^	1,047,960

Real Estate Management & Development (0.0%):
2,292	Forestar Group, Inc.*^	30,163

Semiconductors & Semiconductor Equipment (1.5%):
15,757	Altera Corp.	806,758
49,140	Intel Corp.	1,494,594
6,733	Samsung Electronics Co., Ltd.	7,650,291
19,910	Texas Instruments, Inc.	1,025,564

		10,977,207

Software (2.5%):
68,648	CA, Inc.^	2,010,700
287,388	Microsoft Corp.	12,688,180
14,870	Oracle Corp.	599,261
12,060	SAP AG	840,231
140,618	Symantec Corp.	3,269,369

		19,407,741

Specialty Retail (0.6%):
28,252	Best Buy Co., Inc.^	921,298
525,554	Kingfisher plc	2,862,599
75,597	Office Depot, Inc.*	654,670

		4,438,567

Technology Hardware, Storage & Peripherals (1.4%):
33,069	Apple, Inc.	4,147,679
148,880	Hewlett-Packard Co.	4,467,889
166,600	Konica Minolta Holdings, Inc.	1,950,158

		10,565,726

Textiles, Apparel & Luxury Goods (0.2%):
35,410	Michael Kors Holdings, Ltd.*	1,490,407

Continued

4

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco (1.4%):
44,997	Altria Group, Inc.	$2,200,803
62,277	British American Tobacco plc	3,346,413
48,728	Imperial Tobacco Group plc	2,352,103
13,457	Philip Morris International, Inc.	1,078,848
24,060	Reynolds American, Inc.	1,796,320

		10,774,487

Wireless Telecommunication Services (1.1%):
49,000	China Mobile, Ltd.	626,689
16,700	SoftBank Group Corp.	982,974
172,550	Turkcell Iletisim Hizmetleri AS, ADR	1,982,600
1,227,719	Vodafone Group plc	4,476,193

		8,068,456

Total Common Stocks (Cost $399,684,269)		457,412,205

Preferred Stocks (0.6%):
Automobiles (0.2%):
5,955	Volkswagen AG, Preferred Shares^	1,380,288

Banks (0.1%):
32,000	Goldman Sachs Group, Inc.(c)	852,288

Capital Markets (0.0%):
10,000	Morgan Stanley, Series I	254,600

Diversified Financial Services (0.1%):
85,000	Citigroup, Inc.(c)	1,286,050

Metals & Mining (0.1%):
20,000	Alcoa, Inc., Series 1^	790,600

Multi-Utilities (0.1%):
9,300	Dominion Resources, Inc.^	434,310

Total Preferred Stocks (Cost $5,432,185)		4,998,136

Convertible Preferred Stocks (0.3%):
Banks (0.2%):
800	Bank of America Corp., Series L	889,600
416	Wells Fargo & Co., Series L, Class A, 0.03%	488,800

		1,378,400

Commercial Services & Supplies (0.0%):
6	CEVA Group plc, Series A-1	6,000
49	CEVA Group plc, Series A-2	35,927

		41,927

Multi-Utilities (0.0%):
2,500	Dominion Resources, Inc., Series B	134,450
2,500	Dominion Resources, Inc., Series A	133,900

		268,350

Pharmaceuticals (0.1%):
500	Actavis plc, Series A	521,290

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 30.78%^	63,360

Total Convertible Preferred Stocks (Cost $1,923,266)		2,273,327

Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.6%):
Automobiles (0.4%):
$1,000,000	Fiat Chrysler Automobiles NV, Series FCAU, 7.88%, 12/15/16	$1,261,250
1,500,000	Volkswagen International Finance NV, 5.50%, 11/9/15+(c)	2,067,161

		3,328,411

Oil, Gas & Consumable Fuels (0.2%):
2,000,000	Cobalt International Energy, Inc., 3.13%, 5/15/24^	1,451,250

Total Convertible Bonds (Cost $4,922,091)		4,779,661

Floating Rate Loans (0.6%):
Diversified Financial Services (0.1%):
3,860,813	Lehman Brothers Holdings, Inc., 0.00%, 12/31/49(d)	509,627

Electric Utilities (0.0%):
149,307	Texas Competitive Electric Holdings Co. LLC, 4.65%, 10/10/17(d)^^	85,598

Hotels, Restaurants & Leisure (0.1%):
367,155	Caesars Entertainment Operating Co., Inc., 9.75%, 3/1/17(d)^^	318,507
89,801	Caesars Entertainment Operating Co., Inc., 4.45%, 1/28/18(d)^^	79,609
429,156	Caesars Entertainment Operating Co., Inc., 5.45%, 1/28/18(d)^^	383,871

		781,987

Machinery (0.1%):
483,718	Navistar International Corp., 5.75%, 8/17/17(d)	484,022

Media (0.1%):
43,560	Cengage Learning Acquisitions, Inc., 7.00%, 3/31/20(d)	43,560
430,631	iHeartcommunications, Inc., 6.91%, 1/30/19(d)	397,063
138,444	iHeartcommunications, Inc., 7.66%, 7/30/19(d)	129,194

		569,817

Oil, Gas & Consumable Fuels (0.1%):
1,000,000	Fieldwood Energy LLC, 8.38%, 9/30/20(d)	763,751
25,502	NGPL PipeCo LLC, 6.75%, 9/15/17(d)	24,341
459,113	Walter Energy, Inc., 7.25%, 4/1/18(d)^^	245,538

		1,033,630

Specialty Retail (0.1%):
58,125	Toys “R” US, 7.25%, 10/24/19(d)	57,980
46,875	Toys “R” US, 0.00%, 10/24/19(d)	46,758
879,383	Toys “R” US, 9.75%, 4/24/20(d)	825,521

		930,259

Total Floating Rate Loans (Cost $6,162,365)		4,394,940

Continued

5

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds (6.6%):
Aerospace & Defense (0.0%):
$100,000	TransDigm Group, Inc., 6.00%, 7/15/22, Callable 7/15/17 @ 105	$98,750
100,000	TransDigm Group, Inc., 6.50%, 7/15/24, Callable 7/15/19 @ 103	98,750

		197,500

Auto Components (0.2%):
1,600,000	Goodyear Tire & Rubber Co., 6.50%, 3/1/21, Callable 3/1/16 @ 104.88	1,694,000

Automobiles (0.1%):
400,000	Chrysler GP / Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/16 @ 104	436,000

Banks (0.2%):
500,000	Bank of America Corp., Series AA, 6.10%, 12/29/49, Callable 3/17/25 @ 100^(d)	493,750
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(d)	264,438
1,000,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond(d)	951,600
200,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 6/15/24 @ 100(d)	200,500

		1,910,288

Capital Markets (0.1%):
400,000	Morgan Stanley, Series J, 5.55%, 12/29/49, Callable 7/15/20 @ 100(d)	397,100

Consumer Finance (0.1%):
500,000	OneMain Financial Holdings, Inc., 7.25%, 12/15/21, Callable 12/15/17 @ 103.63(c)	518,125

Diversified Financial Services (0.2%):
1,500,000	Citigroup, Inc., Series O, 5.87%, 12/29/49, Callable 3/27/20 @ 100^(d)	1,503,300

Diversified Telecommunication Services (0.2%):
1,700,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,861,230

Electric Utilities (0.1%):
330,000	NGL Energy Partners LP, 6.88%, 10/15/21, Callable 10/15/16 @ 105.16^	343,200
200,000	NRG Yield Operating LLC, 5.38%, 8/15/24, Callable 8/15/19 @ 103^(c)	201,500

		544,700

Food & Staples Retailing (0.2%):
500,000	Cott Beverages, Inc., 5.38%, 7/1/22, Callable 7/1/17 @ 104.03	485,000
300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 8/1/15 @ 106(c)	318,000
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 8/1/15 @ 105.44(c)	169,654

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$200,000	US Foods, Inc., 8.50%, 6/30/19, Callable 8/1/15 @ 106	$208,500

		1,181,154

Health Care Providers & Services (0.4%):
100,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 2/1/17 @ 104	101,875
300,000	Community Health Systems, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103^	316,500
800,000	HCA, Inc., 7.50%, 2/15/22	919,000
500,000	HCA, Inc., 5.88%, 5/1/23	531,250
1,400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,530,900

		3,399,525

Hotels, Restaurants & Leisure (0.1%):
500,000	MGM Resorts International, 10.00%, 11/1/16^	545,000
200,000	MGM Resorts International, 6.75%, 10/1/20^	212,000

		757,000

Household Products (0.2%):
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 104^	312,375
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 105	210,000
500,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104	512,500
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104	622,500

		1,657,375

Independent Power and Renewable Electricity Producers (0.6%):
1,000,000	AES Corp., 4.88%, 5/15/23, Callable 5/15/18 @ 102^	940,000
350,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(c)	378,000
500,000	Calpine Corp., 5.38%, 1/15/23, Callable 10/15/18 @ 103^	491,250
500,000	Calpine Corp., 5.75%, 1/15/25, Callable 10/15/19 @ 103^	486,250
1,000,000	Dynegy, Inc., 6.75%, 11/1/19, Callable 5/1/17 @ 103.38(c)	1,040,500
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 106(c)^^	1,574,409

		4,910,409

Machinery (0.0%):
400,000	Navistar International Corp., 8.25%, 11/1/21, Callable 8/1/15 @ 104^	380,000

Continued

6

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media (1.1%):
$325,000	Cablevision Systems Corp., 8.63%, 9/15/17	$354,250
100,000	Cablevision Systems Corp., 7.75%, 4/15/18^	108,000
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 8/10/15 @ 104.88	523,125
700,000	CSC Holdings LLC, 6.75%, 11/15/21	738,500
175,000	Cumulus Media Holdings, Inc., 7.75%, 5/1/19, Callable 8/1/15 @ 104^	160,563
1,000,000	Dish DBS Corp., 5.88%, 7/15/22	980,000
500,000	Dish DBS Corp., 5.00%, 3/15/23	462,500
2,048,000	iHeartcommunications, Inc., 9.00%, 12/15/19, Callable 7/15/15 @ 105^	1,951,743
1,000,000	iHeartcommunications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 105	905,000
1,500,000	iHeartCommunications, Inc., 9.00%, 9/15/22, Callable 9/15/22 @ 106.75	1,353,750
200,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103^(c)	202,000
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(c)	970,000
100,000	Visant Corp., 10.00%, 10/1/17, Callable 8/1/15 @ 105^	79,700

		8,789,131

Multiline Retail (0.2%):
800,000	Family Tree Escrow LLC, 5.75%, 3/1/23, Callable 3/1/18 @ 104.31(c)	836,000
431,853	J.C. Penney Co., Inc., 6.00%, 5/22/18(d)	430,618

		1,266,618

Oil Gas & Consumable Fuels (0.1%):
500,000	Energy Transfer Equity, 5.50%, 6/1/27, Callable 3/1/27 @ 100^	498,750

Oil, Gas & Consumable Fuels (1.3%):
200,000	Alpha Natural Resources, Inc., 7.50%, 8/1/20, Callable 8/1/16 @ 106(c)	50,000
200,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104	192,000
250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 8/1/15 @ 104^	36,250
750,000	Arch Coal, Inc., 7.25%, 6/15/21, Callable 6/15/16 @ 104	105,000
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5^	452,500
800,000	California Resources Corp., 6.00%, 11/15/24, Callable 8/15/24 @ 100	688,000
245,000	Chesapeake Energy Corp., 6.50%, 8/15/17^	250,819
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18^	206,000
1,700,000	Chesapeake Energy Corp., 5.75%, 3/15/23^	1,538,499
500,000	CONSOL Energy, Inc., 5.88%, 4/15/22, Callable 4/15/17 @ 104.41	425,000
350,000	Denbury Resources, Inc., 5.50%, 5/1/22, Callable 5/1/17 @ 104	312,375

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 8/1/15 @ 105	$266,250
400,000	Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20, Callable 3/15/20 @ 100^(c)	350,000
500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 105^	336,250
400,000	Halcon Resources Corp., 8.88%, 5/15/21, Callable 11/15/16 @ 104^	263,000
1,300,000	Kinder Morgan (Delaware), Inc., 5.63%, 11/15/23, Callable 8/15/23 @ 100(c)	1,382,860
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 8/1/15 @ 104.31^	82,021
225,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.75%, 10/1/20, Callable 10/1/16 @ 105^	94,500
469,000	NGPL PipeCo LLC, 9.63%, 6/1/19, Callable 8/1/15 @ 107^(c)	474,863
200,000	Peabody Energy Corp., 6.25%, 11/15/21^	68,000
1,000,000	Peabody Energy Corp., 10.00%, 3/15/22, Callable 3/15/18 @ 107.5^(c)	620,000
100,000	Rice Energy, Inc., 6.25%, 5/1/22, Callable 5/1/17 @ 104.69^	99,250
300,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100^	298,875
713,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 105	40,998
900,000	Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 104^	895,499
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 8/1/15 @ 104.38	270,000
300,000	SandRidge Energy, Inc., 7.50%, 3/15/21, Callable 3/15/16 @ 103.75^	131,250
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 8/1/15 @ 104	277,500
256,000	Walter Energy, Inc., 9.50%, 10/15/19, Callable 10/15/16 @ 107^(c)^^	138,240
223,510	Walter Energy, Inc., 11.00%, 4/1/20, Callable 4/1/17 @ 106(c)^^	11,176

		10,356,975

Real Estate Investment Trusts (REITs) (0.2%):
1,000,000	iStar Financial, Inc., 5.00%, 7/1/19, Callable 7/1/16 @ 102.5	986,250
100,000	Outfront Media Capital LLC, 5.25%, 2/15/22, Callable 2/15/17 @ 103.94	101,250
100,000	Outfront Media Capital LLC, 5.63%, 2/15/24, Callable 2/15/19 @ 102.81	102,250

		1,189,750

Semiconductors & Semiconductor Equipment (0.0%):
320,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105^	338,400

Continued

7

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software (0.4%):
$500,000	BMC Software Finance, Inc., 8.13%, 7/15/21, Callable 7/15/16 @ 106(c)	$405,000
1,389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104(c)	1,465,395
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 113^	693,000
141,000	First Data Corp., 8.75%, 1/15/22, Callable 1/15/16 @ 104(c)	149,901

		2,713,296

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/15 @ 106.94(c)	420,280

Trading Companies & Distributors (0.0%):
250,000	HD Supply, Inc., 5.25%, 12/15/21, Callable 12/15/17 @ 104(c)	253,438

Wireless Telecommunication Services (0.5%):
333,483	Avaya, Inc., 4.67%, 10/26/17(d)	330,565
82,013	Avaya, Inc., 6.50%, 3/31/18(d)	81,512
339,000	Avaya, Inc., 7.00%, 4/1/19, Callable 8/1/15 @ 104(c)	331,373
1,326,000	Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 108(c)	1,093,949
100,000	Frontier Communications Corp., 8.50%, 4/15/20	104,550
500,000	Sprint Communications, Inc., 9.00%, 11/15/18(c)	564,630
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	588,750
900,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 4/28/16 @ 103.27	942,291

		4,037,620

Total Corporate Bonds (Cost $54,150,599)		51,211,964

Equity-Linked Securities (1.0%):
Banks (0.4%):
7,000	Barclays Bank plc, 6.00%(c)	553,910
6,000	Credit Suisse NY, 0.00%(c)	350,280
13,000	Deutsche AG, Series 0006, 8.00%(c)	440,960
60,000	Goldman Sachs Group, Inc. (The), 0.00%(c)	1,021,920
8,000	JPMorgan Chase & Co., 7.00%(c)	647,680

		3,014,750

Capital Markets (0.1%):
27,000	Bank of America Corp., 7.00%(c)	704,079

Diversified Financial Services (0.4%):
20,000	Citigroup, Inc., 6.00%(c)	641,600
13,000	Citigroup, Inc., 7.00%(c)	512,460
13,000	Citigroup, Inc., 1.75%*(c)	1,630,720

		2,784,780

Semiconductors & Semiconductor Equipment (0.1%):
30,000	Bank of America Corp., 0.00%(c)	910,200

Total Equity-Linked Securities (Cost $7,681,221)		7,413,809

Notional Amount or Principal Amount		Fair Value
Foreign Bonds (14.0%):
Chemicals (0.0%):
$100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/17 @ 103+(c)	$113,978

Sovereign Bonds (14.0%):
4,840,000	Bank Negara Monetary Notes, Series 3314, 3.07%, 7/16/15+(e)	1,281,867
1,290,000	Bank Negara Monetary Notes, Series 3314, 2.83%, 7/16/15+(e)	341,655
540,000	Bank Negara Monetary Notes, Series 3514, 3.01%, 8/4/15+(e)	142,790
510,000	Bank Negara Monetary Notes, Series 3714, 3.26%, 8/11/15+(e)	134,779
2,510,000	Bank Negara Monetary Notes, Series 3714, 2.95%, 8/11/15+(e)	663,325
560,000	Bank Negara Monetary Notes, Series 4014, 3.16%, 8/18/15+(e)	147,906
370,000	Bank Negara Monetary Notes, Series 4314, 3.32%, 9/8/15+(e)	97,552
320,000	Bank Negara Monetary Notes, Series 4714, 3.15%, 9/22/15+(e)	84,271
400,000	Bank Negara Monetary Notes, Series 5014, 3.19%, 10/1/15+(e)	105,259
120,000	Bank Negara Monetary Notes, Series 5414, 3.23%, 10/27/15+(e)	31,509
520,000	Bank Negara Monetary Notes, Series 5714, 3.20%, 11/3/15+(e)	136,458
870,000	Bank Negara Monetary Notes, Series 6014, 3.04%, 11/12/15+(e)	228,167
250,000	Bank Negara Monetary Notes, Series 6214, 3.19%, 11/24/15+(e)	65,498
75,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/16+(f)	64,853
3,790,000	Brazil Nota do Tesouro Nacional, Series NTNF, 3.43%, 1/1/17+(e)(f)	1,158,518
230,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/18+(f)	197,892
4,910,000	Brazil Nota do Tesouro Nacional, Series NTNF, 2.27%, 1/1/19+(f)	1,459,445
630,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.93%, 1/1/21+(e)(f)	182,333
910,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(f)	780,376
1,790,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.69%, 1/1/23+(f)	507,402
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/45+(f)	119,239
141,790,000	Hungary Government Bond, Series 18/B, 4.00%, 4/25/18+	526,760
333,880,000	Hungary Government Bond, Series 18/A, 5.50%, 12/20/18+	1,305,511
204,600,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	828,195

Continued

8

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$9,040,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	$38,967
19,760,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	84,102
387,060,000	Hungary Government Bond, Series 23/A, 6.00%, 11/24/23+	1,579,844
15,660,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+	62,379
1,985,000,000	Indonesia Goverment, Series FR43, 10.25%, 7/15/22+	163,675
17,651,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+	1,312,583
462,000,000	Indonesia Government, Series FR36, 11.50%, 9/15/19+	38,564
1,896,000,000	Indonesia Government, Series FR31, 11.00%, 11/15/20+	158,567
9,951,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	900,211
2,105,000,000	Indonesia Government, Series FR53, 8.25%, 7/15/21+	157,461
5,092,000,000	Indonesia Government, Series FR16, 7.00%, 5/15/22+	355,443
6,160,000,000	Indonesia Government, Series FR63, 5.63%, 5/15/23+	390,321
36,093,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+	2,708,763
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	264,289
248,000,000	Indonesia Government, Series FR56, 8.38%, 9/15/26+	18,615
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	277,079
1,012,000,000	Indonesia Government, Series FR71, 9.00%, 3/15/29+	80,019
16,550,000,000	Indonesia Government, Series FR68, 8.38%, 3/15/34+	1,238,456
5,150,000,000	Indonesia Treasury Bill, Series 112, 6.35%, 1/7/16+(e)	374,211
3,177,000,000	Indonesia Treasury Bill, Series 114, 6.15%, 2/4/16+(e)	229,726
812,240	Irish Government, 5.40%, 3/13/25+	1,205,838
144,500,000	Korea Monetary Stab Bond, Series JU07, 1.60%, 7/7/15+(e)	129,540
489,000,000	Korea Monetary Stab Bond, Series 0721, 1.93%, 7/21/15+(e)	438,085
2,757,580,000	Korea Monetary Stab Bond, Series 1508, 2.80%, 8/2/15+	2,475,430
161,520,000	Korea Monetary Stab Bond, Series 0804, 1.95%, 8/4/15+(e)	144,623
336,600,000	Korea Monetary Stab Bond, Series 0908, 1.54%, 9/8/15+(e)	300,937

Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$6,041,000,000	Korea Monetary Stab Bond, Series 1510, 2.81%, 10/2/15+	$5,434,034
111,100,000	Korea Monetary Stab Bond, Series 1006, 1.64%, 10/6/15+(e)	99,208
508,900,000	Korea Monetary Stab Bond, Series 1510, 2.13%, 10/8/15+	459,250
2,862,700,000	Korea Monetary Stab Bond, Series 1512, 2.90%, 12/2/15+	2,581,297
527,900,000	Korea Monetary Stab Bond, Series 1215, 1.49%, 12/15/15+(e)	469,962
211,700,000	Korea Monetary Stab Bond, Series 1602, 2.78%, 2/2/16+	191,154
3,507,350,000	Korea Monetary Stab Bond, Series 1604, 2.80%, 4/2/16+	3,173,330
242,100,000	Korea Monetary Stab Bond, Series 1605, 1.74%, 5/9/16+	217,634
1,246,900,000	Korea Monetary Stab Bond, Series 1606, 2.79%, 6/2/16+	1,130,066
202,000,000	Korea Monetary Stab Bond, Series 1606, 1.62%, 6/9/16+	181,134
1,750,600,000	Korea Monetary Stab Bond, Series 1608, 2.46%, 8/2/16+	1,583,499
426,200,000	Korea Monetary Stab Bond, Series 1610, 2.22%, 10/2/16+	384,769
982,700,000	Korea Monetary Stab Bond, Series 1612, 2.07%, 12/2/16+	886,122
350,300,000	Korea Monetary Stab Bond, Series 1702, 1.96%, 2/2/17+	315,500
2,224,930,000	Korea Treasury Bond, Series 1512, 2.75%, 12/10/15+	2,005,398
1,695,200,000	Korea Treasury Bond, Series 1606, 2.75%, 6/10/16+	1,536,132
1,335,910,000	Korea Treasury Bond, Series 1612, 3.00%, 12/10/16+	1,220,439
160,000	Letra do Tesouro Nacional, Series LTN, 11.32%, 10/1/15+(e)(f)	49,730
2,050,000	Letra do Tesouro Nacional, Series LTN, 11.91%, 1/1/16+(e)(f)	616,001
2,140,000	Letra do Tesouro Nacional, Series LTN, 12.92%, 7/1/16+(e)(f)	602,045
150,000	Letra do Tesouro Nacional, Series LTN, 12.15%, 10/1/16+(e)(f)	40,820
3,160,000	Letra do Tesouro Nacional, Series LTN, 13.41%, 1/1/17+(e)(f)	834,768
1,820,000	Letra do Tesouro Nacional, Series LTN, 14.77%, 1/1/18+(e)(f)	428,843
2,710,000	Malaysia Government, Series 1/06, 4.26%, 9/15/16+	728,371
2,080,000	Malaysia Government, Series 0207, 3.81%, 2/15/17+	557,540
4,930,000	Malaysia Government, Series 0214, 3.39%, 3/15/17+	1,313,278

Continued

9

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$210,000	Malaysia Treasury Bill, Series 1715, 2.96%, 7/10/15+(e)	$55,650
130,000	Malaysia Treasury Bill, Series 3114, 2.94%, 7/24/15+(e)	34,410
240,000	Malaysia Treasury Bill, Series 1915, 2.91%, 7/24/15+(e)	63,525
270,000	Malaysia Treasury Bill, Series 0615, 2.95%, 7/31/15+(e)	71,419
430,000	Malaysia Treasury Bill, Series 0915, 3.14%, 8/14/15+(e)	113,617
340,000	Malaysia Treasury Bill, Series 0915, 2.90%, 8/14/15+(e)	89,837
40,000	Malaysia Treasury Bill, Series 1215, 2.91%, 9/4/15+(e)	10,551
790,000	Malaysia Treasury Bill, Series 2315, 2.76%, 9/4/15+(e)	208,377
140,000	Malaysia Treasury Bill, Series 1315, 2.96%, 9/11/15+(e)	36,901
280,000	Malaysia Treasury Bill, Series 1615, 2.97%, 9/25/15+(e)	73,722
270,000	Malaysia Treasury Bill, Series 1815, 2.96%, 10/9/15+(e)	71,012
310,000	Malaysia Treasury Bill, Series 2015, 2.91%, 10/23/15+(e)	81,437
710,000	Malaysia Treasury Bill, Series 182D, 2.77%, 12/11/15+(e)	185,773
50,000	Malaysia Treasury Bill, Series 0515, 3.21%, 1/22/16+(e)	13,030
170,000	Malaysia Treasury Bill, Series 1415, 2.93%, 3/18/16+(e)	44,081
500,000	Malaysia Treasury Bill, Series 2115, 2.93%, 4/29/16+(e)	129,293
130,000	Malaysia Treasury Bill, Series 2315, 2.76%, 5/27/16+(e)	33,539
11,975,000	Malaysian Government, Series 0110, 3.84%, 8/12/15+	3,178,516
3,805,000	Malaysian Government, Series 2/05, 4.72%, 9/30/15+	1,012,778
22,640,000	Malaysian Government, Series 0312, 3.20%, 10/15/15+	6,010,437
26,226,000	Malaysian Government, Series 0113, 3.17%, 7/15/16+	6,964,271
12,010,000	Mexican Cetes, Series BI, 0.00%, 7/23/15+(g)	76,278
55,210,000	Mexican Cetes, Series BI, 0.00%, 9/17/15+(g)	348,934
24,829,000	Mexican Cetes, Series BI, 0.00%, 9/24/15+(g)	156,793
43,457,000	Mexican Cetes, Series BI, 0.00%, 10/1/15+(g)	274,325
13,312,000	Mexican Cetes, Series BI, 0.00%, 10/15/15+(g)	83,925

Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$2,778,000	Mexican Cetes, Series BI, 0.00%, 10/29/15+(g)	$17,484
21,820,000	Mexican Cetes, Series BI, 0.00%, 11/12/15+(g)	137,208
31,031,000	Mexican Cetes, Series BI, 0.00%, 11/26/15+(g)	194,793
60,708,000	Mexican Cetes, Series BI, 0.00%, 12/10/15+(g)	380,735
18,438,000	Mexican Cetes, Series BI, 0.00%, 1/7/16+(g)	115,345
4,107,000	Mexican Cetes, Series BI, 0.00%, 2/4/16+(g)	25,606
41,533,000	Mexican Cetes, Series BI, 0.00%, 3/3/16+(g)	258,395
188,500,000	Mexican Cetes, Series BI, 0.00%, 3/31/16+(g)	1,168,288
24,383,000	Mexican Cetes, Series BI, 0.00%, 4/14/16+(g)	151,047
28,768,000	Mexican Cetes, Series BI, 0.00%, 4/28/16+(g)	177,805
67,619,000	Mexican Cetes, Series BI, 0.00%, 5/26/16+(g)	416,724
66,997,000	Mexican Cetes, Series BI, 983.92%, 6/23/16+(g)	411,654
1,913,734	Mexican Udibonos, 5.00%, 6/16/16+(d) (g)	127,658
1,627,810	Mexican Udibonos, 3.50%, 12/14/17+(d) (g)	110,138
983,028	Mexican Udibonos, 4.00%, 6/13/19+(d) (g)	67,770
792,765	Mexican Udibonos, 2.50%, 12/10/20+(d) (g)	51,165
21,310,000	Mexico Bonos Desarr, Series M 10, 8.00%, 12/17/15+(d) (g)	1,385,480
30,746,000	Mexico Bonos Desarr, Series M, 6.25%, 6/16/16+(d) (g)	2,008,248
8,717,000	Mexico Bonos Desarr, Series M 10, 7.25%, 12/15/16+(d) (g)	581,260
1,010,000	Monetary Authority of Singapore Bill, Series 84, 0.99%, 7/3/15+(e)	750,066
490,000	Monetary Authority of Singapore Bill, Series 84, 0.59%, 7/10/15+(e)	363,846
50,000	Monetary Authority of Singapore Bill, Series 87, 0.66%, 7/20/15+(e)	37,120
2,640,000	Monetary Authority of Singapore Bill, Series 84, 0.98%, 7/31/15+(e)	1,959,463
2,290,000	Monetary Authority of Singapore Bill, Series 84, 0.89%, 8/14/15+(e)	1,699,132
1,690,000	Monetary Authority of Singapore Bill, Series 84, 0.89%, 8/21/15+(e)	1,253,750
10,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/19+(f)	8,438
720,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/23+(f)	606,030
86,310,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16+	1,960,852
46,170,000	Philippine Government International Bond, Series 3-20, 1.63%, 4/25/16+	1,017,354

Continued

10

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	$43,526
440,000	Philippine Treasury Bill, Series 364, 1.43%, 7/8/15+(e)	9,757
16,300,000	Philippine Treasury Bill, Series 364, 1.57%, 8/5/15+(e)	360,613
520,000	Philippine Treasury Bill, Series 364, 1.28%, 8/5/15+(e)	11,511
1,800,000	Philippine Treasury Bill, Series 364, 1.49%, 9/2/15+(e)	39,781
3,580,000	Philippine Treasury Bill, 1.49%, 10/7/15+(e)	78,949
1,120,000	Philippine Treasury Bill, Series 364, 1.36%, 11/4/15+(e)	24,665
2,780,000	Philippine Treasury Bill, Series 364, 1.43%, 12/2/15+(e)	61,079
2,850,000	Philippine Treasury Bill, Series 364, 1.43%, 2/3/16+(e)	62,481
2,250,000	Philippine Treasury Bill, Series 364, 1.43%, 3/2/16+(e)	49,264
1,146,000	Poland Government Bond, Series 0715, 2.91%, 7/25/15+(e)	304,616
15,863,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	4,281,036
7,419,000	Poland Government Bond, Series 0116, 2.95%, 1/25/16+(e)	1,956,457
3,145,000	Poland Government Bond, Series 0416, 5.00%, 4/25/16+	858,800
6,340,000	Poland Government Bond, Series 0716, 2.88%, 7/25/16+(e)	1,655,154
12,465,000	Poland Government Bond, Series 1016, 4.75%, 10/25/16+	3,441,708
3,343,000	Poland Government Bond, Series 0117, 2.01%, 1/25/17+(d)	889,118
160,000	Poland Government Bond, Series 0417, 4.75%, 4/25/17+	44,679
3,391,000	Poland Government Bond, Series 0121, 2.01%, 1/25/21+(d)	889,704
15,500	Portugal Obrigacoes do Tesouro, 4.95%, 10/25/23+(c)	20,234
38,700	Portugal Obrigacoes do Tesouro, 5.65%, 2/15/24+(c)	52,577
2,250,000	Portugal Obrigacoes do Tesouro, 3.88%, 2/15/30+(c)	2,643,769
158,000	Republic of Hungary, 4.38%, 7/4/17+(c)	187,444
260,000	Republic of Hungary, 5.75%, 6/11/18+(c)	327,256
70,000	Republic of Hungary, 6.00%, 1/11/19+	90,077
350,000	Singapore Government, 1.13%, 4/1/16+	260,349
100,000	Ukraine Government, 4.95%, 10/13/15+(c)	57,407

		108,326,908

Total Foreign Bonds (Cost $119,487,388)		108,440,886

Notional Amount or Principal Amount		Fair Value
Yankee Dollars (4.1%):
Aerospace & Defense (0.0%):
$300,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 3/15/20 @ 103.75^(c)	$272,250

Construction & Engineering (0.1%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17^(c)	416,000

Construction Materials (0.1%):
300,000	Cemex SAB de C.V., 5.88%, 3/25/19, Callable 3/25/16 @ 103^(c)	307,410
500,000	Cemex SAB de C.V., 7.25%, 1/15/21, Callable 1/15/18 @ 104(c)	527,600

		835,010

Containers & Packaging (0.2%):
700,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.25%, 1/31/19, Callable 1/31/16 @ 103(c)	712,250
800,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21, Callable 1/31/17 @ 103(c)	818,000

		1,530,250

Diversified Telecommunication Services (0.0%):
400,000	Intelsat Jackson Holding SA, 5.50%, 8/1/23, Callable 8/1/18 @ 102.75	354,200

Energy Equipment & Services (0.0%):
300,000	CGGVeritas, 6.50%, 6/1/21, Callable 6/1/16 @ 103	249,000

Hotels Restaurants & Leisure (0.5%):
2,600,000	International Game Technology, 6.25%, 2/15/22, Callable 8/15/21 @ 100(c)	2,482,999
2,600,000	International Game Technology, 6.50%, 2/15/25, Callable 8/15/24 @ 100(c)	2,405,000

		4,887,999

Independent Power and Renewable Electricity Producers (0.1%):
1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5(c)	890,000

Marine (0.1%):
200,000	Stena AB, 7.00%, 2/1/24(c)	193,000
400,000	Stena International SA, 5.75%, 3/1/24^(c)	372,000

		565,000

Media (0.3%):
500,000	Altice Financing SA, 6.63%, 2/15/23, Callable 2/15/18 @ 103.75(c)	496,400
300,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 106(c)	290,250
500,000	Altice SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81(c)	470,000
500,000	Numericable Group SA, 6.00%, 5/15/22, Callable 5/15/17 @ 105(c)	492,813

		1,749,463

Continued

11

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining (0.2%):
$230,000	First Quantum Minerals, Ltd., 6.75%, 2/15/20, Callable 2/15/17 @ 103^(c)	$222,525
230,000	First Quantum Minerals, Ltd., 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(c)	219,938
1,000,000	FMG Resources Pty, Ltd., 9.75%, 3/1/22, Callable 3/1/18 @ 109.75^(c)	1,032,500

		1,474,963

Oil, Gas & Consumable Fuels (0.0%):
200,000	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.50%, 4/1/19, Callable 10/1/16 @ 103.25^	188,000

Pharmaceuticals (0.2%):
800,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/23 @ 102.94(c)	820,000
600,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103(c)	617,250

		1,437,250

Real Estate Investment Trusts (REITs) (0.1%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104^(c)	482,500

Sovereign Bonds (1.9%):
200,000	Financing of Infrastructure, 7.40%, 4/20/18(c)	97,500
394,000	Republic of Hungary, 4.13%, 2/19/18	410,056
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,206,240
542,000	Republic of Hungary, 6.38%, 3/29/21	614,899
800,000	Republic of Hungary, 5.38%, 2/21/23	865,360
240,000	Republic of Iceland, 5.88%, 5/11/22(c)	270,991
100,000	Republic of Lithuania, 7.38%, 2/11/20(c)	118,830
230,000	Republic of Lithuania, 7.38%, 2/11/20(c)	273,309
150,000	Republic of Lithuania, 6.13%, 3/9/21(c)	172,628
1,550,000	Republic of Portugal, 5.13%, 10/15/24(c)	1,581,124
200,000	Republic of Serbia, 5.25%, 11/21/17(c)	206,620
300,000	Republic of Serbia, 4.88%, 2/25/20(c)	302,820
320,000	Republic of Serbia, 7.25%, 9/28/21(c)	358,400
1,400,000	Republic of Slovenia, 5.50%, 10/26/22(c)	1,552,530
1,025,000	Republic of Slovenia, 5.85%, 5/10/23(c)	1,159,736
200,000	Ukraine Government, 6.25%, 6/17/16(c)	99,000
100,000	Ukraine Government, 6.58%, 11/21/16(c)	49,500
3,340,000	Ukraine Government, 9.25%, 7/24/17(c)	1,606,539
1,400,000	Ukraine Government, 6.75%, 11/14/17(c)	688,800
620,000	Ukraine Government, 7.75%, 9/23/20(c)	305,350
1,430,000	Ukraine Government, 7.95%, 2/23/21(c)	743,600
1,240,000	Ukraine Government, 7.80%, 11/28/22(c)	638,600
2,400,000	Ukraine Government, 7.50%, 4/17/23(c)	1,248,000

		14,570,432

Wireless Telecommunication Services (0.3%):
500,000	Telecom Italia SpA, 5.30%, 5/30/24(c)	498,125
1,000,000	Virgin Media Secured Finance plc, 5.50%, 1/15/25, Callable 1/15/19 @ 103(c)	1,003,750

Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services continued
$500,000	Wind Acquisition Finance SA, 7.38%, 4/23/21, Callable 4/23/17 @ 104(c)	$505,626

		2,007,501

Total Yankee Dollars (Cost $35,119,804)		31,909,818

Municipal Bond (0.1%):
Puerto Rico (0.1%):
869,000	Puerto Rico Commonwealth, GO, Series A, 8.00%, 7/1/35, Callable 7/1/20 @ 100	586,575

Total Municipal Bond (Cost $738,296)		586,575

U.S. Treasury Obligations (1.4%):
U.S. Treasury Bills (1.4%)
1,000,000	0.11%, 7/2/15(e)	999,999
1,000,000	0.09%, 7/9/15^(e)	1,000,003
1,000,000	0.08%, 7/23/15(e)	999,997
1,000,000	0.06%, 8/6/15^(e)	1,000,000
2,000,000	0.07%, 8/27/15^(e)	2,000,016
1,000,000	0.10%, 10/8/15^(e)	999,966
3,000,000	0.08%, 11/19/15(e)	2,999,676
1,000,000	0.09%, 11/27/15^(e)	999,855

		10,999,512

Total U.S. Treasury Obligations (Cost $10,998,169)		10,999,512

U.S. Government Agency Mortgages (3.6%):
28,000,000	Federal Home Loan Bank, 0.00%, 7/1/15(e)	28,000,000

Total U.S. Government Agency Mortgages (Cost $28,000,000)		28,000,000

Securities Held as Collateral for Securities on Loan (8.2%):
63,072,534	Allianz Variable Insurance Products Securities Lending Collateral Trust(h)	63,072,534

Total Securities Held as Collateral for Securities on Loan (Cost $63,072,534)		63,072,534

Unaffiliated Investment Company (5.8%):
45,043,255	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (e)	45,043,255

Total Unaffiliated Investment Company (Cost $45,043,255)		45,043,255

Total Investment Securities (Cost $782,415,441)(i) — 106.0%		820,536,622
Net other assets (liabilities) — (6.0)%		(46,775,824)

Net Assets — 100.0%		$773,760,798

Continued

12

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2015.

ADR — American Depositary Receipt

GO — General Obligation

MTN — Medium Term Note

#	Security issued in connection with a pending litigation settlement.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $59,693,615.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

^^	Defaulted Bond.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.00% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2015. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Variable rate security. The rate presented represents the rate in effect at June 30, 2015. The date presented represents the final maturity date.

(e)	The rate represents the effective yield at June 30, 2015.

(f)	Principal amount is stated in 1,000 Brazilian Real Units.

(g)	Principal amount is stated in 100 Mexican Peso Units.

(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(i)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Australia	0.1%
Bermuda	0.1%
Brazil	1.1%
Canada	0.6%
China	0.2%
Denmark	0.5%
Finland	0.3%
France	2.3%
Germany	1.7%
Hong Kong	0.5%
Hungary	1.0%
Iceland	—	%NM
India	0.1%
Indonesia	1.1%
Ireland	—	%NM
Ireland (Republic of)	1.0%
Israel	1.0%
Italy	0.6%
Japan	0.8%
Korea, Republic Of	1.2%
Lithuania	0.1%
Luxembourg	0.3%

Country	Percentage
Malaysia	3.0%
Mauritania	—	%NM
Mexico	1.2%
Netherlands	2.2%
Philippines	0.5%
Poland	1.7%
Portugal	0.7%
Republic of Korea (South)	3.6%
Russian Federation	0.2%
Serbia (Republic of)	0.1%
Singapore	1.3%
Slovenia	0.3%
Spain	0.5%
Sweden	0.6%
Switzerland	1.5%
Thailand	0.1%
Turkey	0.2%
Ukraine	0.6%
United Kingdom	7.2%
United States	59.9%

	100.0%

NM Not meaningful, amount is less than 0.05%.

Continued

13

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Securities Sold Short (-0.0%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Chemours Co. (The)	$(109,332)	$(106,232)	$3,100

	$(109,332)	$(106,232)	$3,100

Forward Currency Contracts

At June 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America	8/19/15	3,784,226	$5,782,030	$5,942,816	$(160,786)
British Pound	Barclays Bank	8/19/15	43,796	67,642	68,778	(1,136)
British Pound	Credit Suisse First Boston	8/19/15	2,568,042	3,929,473	4,032,899	(103,426)
British Pound	Deutsche Bank	8/19/15	168,403	252,731	264,463	(11,732)
British Pound	HSBC Bank	8/19/15	2,603,250	3,984,413	4,088,189	(103,776)
British Pound	State Street	8/19/15	272,192	406,903	427,456	(20,553)
Chilean Peso	Deutsche Bank	7/6/15	59,668,000	94,262	93,319	943
Chilean Peso	Morgan Stanley	7/6/15	12,570,000	19,866	19,659	207
Chilean Peso	Deutsche Bank	7/7/15	9,164,000	14,477	14,331	146
European Euro	Barclays Bank	7/16/15	82,000	112,001	91,425	20,576
European Euro	Morgan Stanley	7/16/15	277,000	378,205	308,839	69,366
European Euro	Deutsche Bank	7/17/15	514,000	698,912	573,088	125,824
European Euro	Bank of America	7/20/15	643,897	714,098	717,946	(3,848)
European Euro	Bank of America	7/20/15	10,350	11,263	11,540	(277)
European Euro	Bank of America	7/20/15	56,821	64,827	63,355	1,472
European Euro	Barclays Bank	7/20/15	181,182	233,599	202,018	31,581
European Euro	Credit Suisse First Boston	7/20/15	9,555	10,750	10,654	96
European Euro	Credit Suisse First Boston	7/20/15	22,843	26,101	25,470	631
European Euro	Credit Suisse First Boston	7/20/15	121,024	130,015	134,942	(4,927)
European Euro	Credit Suisse First Boston	7/20/15	463,150	519,259	516,413	2,846
European Euro	Credit Suisse First Boston	7/20/15	46,043	52,555	51,338	1,217
European Euro	Deutsche Bank	7/20/15	12,345	13,886	13,765	121
European Euro	Deutsche Bank	7/20/15	1,997,668	2,354,060	2,227,402	126,658
European Euro	HSBC Bank	7/20/15	12,344	13,904	13,764	140
European Euro	HSBC Bank	7/20/15	9,554	10,744	10,653	91
European Euro	HSBC Bank	7/20/15	906,459	1,013,817	1,010,703	3,114
European Euro	HSBC Bank	7/20/15	10,350	11,252	11,540	(288)
European Euro	JPMorgan Chase	7/20/15	910,000	1,233,568	1,014,651	218,917
European Euro	State Street	7/20/15	28,411	32,386	31,678	708
European Euro	State Street	7/20/15	12,344	13,892	13,764	128
European Euro	State Street	7/20/15	31,235	33,614	34,827	(1,213)
European Euro	State Street	7/20/15	91,177	97,925	101,662	(3,737)
European Euro	State Street	7/20/15	1,718,731	1,977,043	1,916,388	60,655
European Euro	Deutsche Bank	7/21/15	470,000	637,250	524,058	113,192
European Euro	Deutsche Bank	7/22/15	71,000	96,269	79,167	17,102
European Euro	Morgan Stanley	7/22/15	366,000	495,469	408,101	87,368
European Euro	Deutsche Bank	7/23/15	93,795	127,062	104,586	22,476
European Euro	Deutsche Bank	7/27/15	207,975	280,467	231,914	48,553
European Euro	Goldman Sachs	7/27/15	197,000	265,783	219,676	46,107
European Euro	Citibank	7/28/15	60,360	81,421	67,309	14,112
European Euro	Barclays Bank	7/29/15	19,995	26,919	22,297	4,622
European Euro	Deutsche Bank	7/29/15	9,978	13,442	11,127	2,315
European Euro	JPMorgan Chase	7/31/15	380,000	510,895	423,763	87,132

Continued

14

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Barclays Bank	8/4/15	97,592	$130,904	$108,838	$22,066
European Euro	HSBC Bank	8/4/15	380,000	509,970	423,788	86,182
European Euro	UBS Warburg	8/4/15	380,000	509,960	423,788	86,172
European Euro	Barclays Bank	8/5/15	229,000	307,839	255,392	52,447
European Euro	JPMorgan Chase	8/5/15	269,500	362,305	300,559	61,746
European Euro	Citibank	8/10/15	44,168	59,067	49,262	9,805
European Euro	Deutsche Bank	8/11/15	180,000	241,192	200,762	40,430
European Euro	JPMorgan Chase	8/11/15	239,500	320,780	267,125	53,655
European Euro	Goldman Sachs	8/12/15	61,000	81,907	68,037	13,870
European Euro	Morgan Stanley	8/14/15	66,000	82,431	73,616	8,815
European Euro	Morgan Stanley	8/17/15	66,000	88,607	73,619	14,988
European Euro	Barclays Bank	8/18/15	237,000	318,058	264,363	53,695
European Euro	Deutsche Bank	8/20/15	133,000	178,396	148,360	30,036
European Euro	JPMorgan Chase	8/20/15	263,000	352,913	293,374	59,539
European Euro	Barclays Bank	8/26/15	75,988	101,112	84,771	16,341
European Euro	Deutsche Bank	8/31/15	28,980	38,330	32,332	5,998
European Euro	Deutsche Bank	9/2/15	49,000	64,753	54,669	10,084
European Euro	Deutsche Bank	9/8/15	137,800	181,789	153,758	28,031
European Euro	JPMorgan Chase	9/8/15	1,125,000	1,463,738	1,255,282	208,456
European Euro	Barclays Bank	9/21/15	19,406	25,254	21,658	3,596
European Euro	Deutsche Bank	9/23/15	229,000	295,742	255,578	40,164
European Euro	Barclays Bank	9/24/15	45,864	59,136	51,188	7,948
European Euro	Citibank	9/28/15	13,451	17,348	15,013	2,335
European Euro	Deutsche Bank	9/28/15	107,000	137,798	119,428	18,370
European Euro	Barclays Bank	9/29/15	200,000	255,361	223,233	32,128
European Euro	HSBC Bank	9/30/15	180,000	229,362	200,914	28,448
European Euro	Deutsche Bank	10/8/15	192,660	209,797	215,077	(5,280)
European Euro	Deutsche Bank	10/9/15	420,000	532,791	468,877	63,914
European Euro	HSBC Bank	10/13/15	73,000	79,202	81,501	(2,299)
European Euro	Barclays Bank	10/14/15	1,688,000	2,156,167	1,884,613	271,554
European Euro	JPMorgan Chase	10/14/15	3,156,000	4,032,528	3,523,601	508,927
European Euro	Deutsche Bank	10/15/15	320,000	406,096	357,279	48,817
European Euro	Barclays Bank	10/16/15	1,172,000	1,494,886	1,308,559	186,327
European Euro	Barclays Bank	10/22/15	3,724,000	4,771,244	4,158,375	612,869
European Euro	Deutsche Bank	10/26/15	319,000	404,923	356,235	48,688
European Euro	Barclays Bank	10/27/15	175,515	222,899	196,006	26,893
European Euro	Deutsche Bank	11/3/15	7,376	9,342	8,238	1,104
European Euro	Barclays Bank	11/6/15	49,418	62,081	55,198	6,883
European Euro	Citibank	11/9/15	1,793,000	2,245,060	2,002,806	242,254
European Euro	Goldman Sachs	11/9/15	317,570	357,536	354,730	2,806
European Euro	Citibank	11/12/15	1,801,000	2,257,337	2,011,854	245,483
European Euro	JPMorgan Chase	11/12/15	278,508	348,984	311,115	37,869
European Euro	Citibank	11/13/15	136,787	153,171	152,804	367
European Euro	Goldman Sachs	11/13/15	142,000	158,618	158,628	(10)
European Euro	New York Global Securities	11/13/15	56,000	62,609	62,557	52
European Euro	Deutsche Bank	11/16/15	335,703	420,116	375,033	45,083
European Euro	Goldman Sachs	11/16/15	87,000	98,057	97,193	864
European Euro	Bank of America	11/18/15	1,792,687	2,042,248	2,002,790	39,458
European Euro	Citibank	11/18/15	19,606	22,475	21,904	571
European Euro	Credit Suisse First Boston	11/18/15	34,500	38,733	38,543	190
European Euro	Credit Suisse First Boston	11/18/15	69,147	75,463	77,251	(1,788)
European Euro	Deutsche Bank	11/18/15	312,096	349,126	348,674	452
European Euro	Deutsche Bank	11/18/15	138,294	150,805	154,502	(3,697)
European Euro	Deutsche Bank	11/18/15	941,004	1,072,189	1,051,289	20,900
European Euro	HSBC Bank	11/18/15	58,436	65,237	65,285	(48)
European Euro	HSBC Bank	11/18/15	1,019,805	1,160,747	1,139,326	21,421

Continued

15

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	State Street	11/18/15	259,692	$291,072	$290,128	$944
European Euro	State Street	11/18/15	28,003	30,984	31,285	(301)
European Euro	Deutsche Bank	11/19/15	93,863	117,333	104,866	12,467
European Euro	Deutsche Bank	11/20/15	1,113,000	1,396,993	1,243,489	153,504
European Euro	JPMorgan Chase	11/23/15	289,000	324,403	322,901	1,502
European Euro	Goldman Sachs	12/1/15	760,000	830,361	849,276	(18,915)
European Euro	Deutsche Bank	12/4/15	100,000	124,770	111,753	13,017
European Euro	Scotia McLeod	12/9/15	76,800	94,873	85,834	9,039
European Euro	Bank of America	12/15/15	433,000	538,414	483,989	54,425
European Euro	JPMorgan Chase	12/15/15	97,000	121,088	108,422	12,666
European Euro	Deutsche Bank	12/17/15	525,093	655,631	586,948	68,683
European Euro	Deutsche Bank	1/7/16	312,372	374,665	349,337	25,328
European Euro	Barclays Bank	1/21/16	97,000	113,209	108,520	4,689
European Euro	Deutsche Bank	1/26/16	992,000	1,143,677	1,109,959	33,718
European Euro	HSBC Bank	1/28/16	3,401,418	3,851,000	3,806,085	44,915
European Euro	Deutsche Bank	1/29/16	2,630,000	3,000,699	2,942,971	57,728
European Euro	Deutsche Bank	2/3/16	2,280,000	2,590,764	2,551,664	39,100
European Euro	Deutsche Bank	2/9/16	1,411,000	1,623,920	1,579,377	44,543
European Euro	Goldman Sachs	2/9/16	181,000	208,060	202,599	5,461
European Euro	Goldman Sachs	2/17/16	17,000	19,532	19,033	499
European Euro	JPMorgan Chase	2/17/16	30,000	34,442	33,587	855
European Euro	Barclays Bank	2/22/16	210,000	240,696	235,142	5,554
European Euro	Bank of America	2/26/16	76,694	87,572	85,885	1,687
European Euro	Barclays Bank	2/26/16	170,862	194,976	191,339	3,637
European Euro	Deutsche Bank	2/26/16	277,730	316,418	311,014	5,404
European Euro	Deutsche Bank	3/7/16	43,000	48,452	48,166	286
European Euro	Barclays Bank	3/9/16	141,063	157,150	158,020	(870)
European Euro	Deutsche Bank	3/9/16	660,000	733,689	739,336	(5,647)
European Euro	HSBC Bank	3/9/16	15,000	16,679	16,803	(124)
European Euro	Citibank	3/10/16	1,704,605	1,870,463	1,909,560	(39,097)
European Euro	Morgan Stanley	3/10/16	43,000	47,134	48,170	(1,036)
European Euro	Deutsche Bank	3/14/16	134,000	142,851	150,128	(7,277)
European Euro	Barclays Bank	3/16/16	10,012	10,714	11,218	(504)
European Euro	Citibank	3/16/16	10,643	11,404	11,925	(521)
European Euro	JPMorgan Chase	3/16/16	15,000	16,063	16,806	(743)
European Euro	Barclays Bank	3/23/16	9,076	9,751	10,171	(420)
European Euro	Deutsche Bank	3/23/16	173,000	185,906	193,869	(7,963)
European Euro	Deutsche Bank	3/29/16	8,760,075	9,644,927	9,818,371	(173,444)
European Euro	Barclays Bank	3/30/16	200,000	221,057	224,168	(3,111)
European Euro	Deutsche Bank	3/31/16	4,566	5,012	5,118	(106)
European Euro	Goldman Sachs	3/31/16	130,000	142,792	145,713	(2,921)
European Euro	Barclays Bank	4/1/16	17,912	19,559	20,078	(519)
European Euro	Deutsche Bank	4/13/16	77,961	84,419	87,415	(2,996)
European Euro	New York Global Securities	4/13/16	37,000	39,709	41,487	(1,778)
European Euro	JPMorgan Chase	4/14/16	99,000	105,793	111,008	(5,215)
European Euro	Deutsche Bank	4/15/16	370,000	393,606	414,889	(21,283)
European Euro	HSBC Bank	4/18/16	78,849	84,014	88,422	(4,408)
European Euro	JPMorgan Chase	4/21/16	5,188	5,652	5,818	(166)
European Euro	Barclays Bank	4/22/16	16,935	18,336	18,993	(657)
European Euro	Barclays Bank	4/29/16	11,783	12,878	13,218	(340)
European Euro	State Street	4/29/16	380,000	418,494	426,262	(7,768)
European Euro	Barclays Bank	5/5/16	228,900	257,415	256,808	607
European Euro	Barclays Bank	5/9/16	112,000	125,485	125,669	(184)
European Euro	Barclays Bank	5/18/16	266,076	305,615	298,621	6,994
European Euro	JPMorgan Chase	5/20/16	327,027	375,334	367,047	8,287
European Euro	Barclays Bank	5/23/16	363,741	407,945	408,287	(342)

Continued

16

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Deutsche Bank	5/23/16	130,000	$145,668	$145,921	$(253)
European Euro	JPMorgan Chase	5/26/16	172,504	193,380	193,646	(266)
European Euro	Barclays Bank	5/31/16	72,758	79,353	81,686	(2,333)
European Euro	Barclays Bank	6/6/16	237,868	264,610	267,099	(2,489)
European Euro	HSBC Bank	6/6/16	1,113,075	1,261,826	1,249,859	11,967
European Euro	Deutsche Bank	6/13/16	285,500	323,443	320,645	2,798
European Euro	Deutsche Bank	6/15/16	124,000	141,303	139,272	2,031
European Euro	Barclays Bank	6/22/16	28,929	33,221	32,498	723
European Euro	Deutsche Bank	6/22/16	420,000	482,328	471,816	10,512
Japanese Yen	Deutsche Bank	7/13/15	26,073,000	257,181	213,103	44,078
Japanese Yen	HSBC Bank	7/16/15	5,640,000	48,587	46,099	2,488
Japanese Yen	Standard Charter	7/16/15	7,340,000	62,966	59,995	2,971
Japanese Yen	Deutsche Bank	7/21/15	38,540,000	331,427	315,033	16,394
Japanese Yen	Morgan Stanley	7/23/15	50,187,445	497,122	410,252	86,870
Japanese Yen	Citibank	7/24/15	74,785,000	739,991	611,330	128,661
Japanese Yen	JPMorgan Chase	7/24/15	115,000,000	1,137,319	940,068	197,251
Japanese Yen	JPMorgan Chase	7/27/15	40,100,000	396,794	327,810	68,984
Japanese Yen	Barclays Bank	7/29/15	8,700,000	85,754	71,123	14,631
Japanese Yen	Citibank	8/5/15	46,922,100	458,559	383,620	74,939
Japanese Yen	Barclays Bank	8/11/15	2,240,000	21,980	18,315	3,665
Japanese Yen	Citibank	8/11/15	2,240,000	21,988	18,315	3,673
Japanese Yen	Deutsche Bank	8/12/15	2,240,000	22,072	18,315	3,757
Japanese Yen	Citibank	8/17/15	35,630,000	298,967	291,338	7,629
Japanese Yen	JPMorgan Chase	8/26/15	4,000,000	33,557	32,710	847
Japanese Yen	JPMorgan Chase	8/31/15	22,800,000	220,423	186,462	33,961
Japanese Yen	Barclays Bank	9/18/15	2,251,755	21,121	18,422	2,699
Japanese Yen	JPMorgan Chase	9/29/15	2,255,332	20,760	18,455	2,305
Japanese Yen	Deutsche Bank	10/7/15	399,565,980	3,656,016	3,270,188	385,828
Japanese Yen	Standard Charter	10/7/15	329,300,000	3,039,926	2,695,106	344,820
Japanese Yen	HSBC Bank	10/9/15	163,800,000	1,520,221	1,340,657	179,564
Japanese Yen	Barclays Bank	10/13/15	82,900,000	769,901	678,574	91,327
Japanese Yen	Deutsche Bank	10/13/15	81,800,000	760,152	669,570	90,582
Japanese Yen	Morgan Stanley	10/16/15	68,447,040	572,577	560,308	12,269
Japanese Yen	JPMorgan Chase	10/19/15	33,615,000	318,032	275,191	42,841
Japanese Yen	JPMorgan Chase	10/20/15	63,490,000	600,520	519,777	80,743
Japanese Yen	Barclays Bank	10/22/15	26,770,000	251,574	219,169	32,405
Japanese Yen	Deutsche Bank	10/28/15	20,662,500	192,523	169,189	23,334
Japanese Yen	JPMorgan Chase	11/5/15	91,650,000	825,862	750,586	75,276
Japanese Yen	Barclays Bank	11/6/15	536,000,000	4,752,193	4,389,777	362,416
Japanese Yen	Citibank	11/12/15	99,753,000	870,469	817,076	53,393
Japanese Yen	HSBC Bank	11/12/15	3,336,000	29,243	27,325	1,918
Japanese Yen	JPMorgan Chase	11/12/15	36,450,000	320,265	298,562	21,703
Japanese Yen	Goldman Sachs	11/13/15	7,475,000	62,465	61,229	1,236
Japanese Yen	New York Global Securities	11/13/15	5,588,000	46,692	45,772	920
Japanese Yen	Citibank	11/16/15	5,587,000	46,687	45,767	920
Japanese Yen	Deutsche Bank	11/16/15	45,848,000	399,738	375,574	24,164
Japanese Yen	Bank of America	11/18/15	84,777,550	714,283	694,506	19,777
Japanese Yen	Deutsche Bank	11/18/15	6,194,000	53,406	50,742	2,664
Japanese Yen	Citibank	11/19/15	7,667,000	66,206	62,810	3,396
Japanese Yen	Citibank	11/20/15	8,613,000	74,314	70,562	3,752
Japanese Yen	HSBC Bank	11/24/15	1,616,000	13,824	13,240	584
Japanese Yen	Goldman Sachs	12/1/15	48,990,000	395,537	401,448	(5,911)
Japanese Yen	HSBC Bank	12/9/15	76,900,000	614,193	630,270	(16,077)
Japanese Yen	Morgan Stanley	12/16/15	41,392,500	350,514	339,305	11,209
Japanese Yen	Deutsche Bank	12/21/15	69,210,000	592,450	567,396	25,054
Japanese Yen	HSBC Bank	12/21/15	69,320,000	592,732	568,298	24,434

Continued

17

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	Barclays Bank	12/22/15	34,730,000	$293,720	$284,729	$8,991
Japanese Yen	Citibank	12/22/15	54,180,000	458,841	444,188	14,653
Japanese Yen	Deutsche Bank	1/7/16	5,989,000	50,284	49,121	1,163
Japanese Yen	Goldman Sachs	1/8/16	23,997,000	202,652	196,826	5,826
Japanese Yen	Citibank	1/14/16	1,520,000	12,821	12,469	352
Japanese Yen	Standard Charter	1/14/16	4,550,000	38,618	37,326	1,292
Japanese Yen	Barclays Bank	1/15/16	101,530,000	864,137	832,926	31,211
Japanese Yen	JPMorgan Chase	1/15/16	66,000,000	559,626	541,447	18,179
Japanese Yen	JPMorgan Chase	1/20/16	33,615,000	289,314	275,808	13,506
Japanese Yen	Goldman Sachs	1/27/16	7,610,000	65,057	62,452	2,605
Japanese Yen	HSBC Bank	1/28/16	9,353,364	79,931	76,761	3,170
Japanese Yen	Deutsche Bank	1/29/16	128,714,781	1,100,179	1,056,364	43,815
Japanese Yen	JPMorgan Chase	2/8/16	100,100,000	858,086	821,757	36,329
Japanese Yen	Societe Generale	2/8/16	100,170,000	858,539	822,331	36,208
Japanese Yen	Barclays Bank	2/9/16	100,180,000	858,617	822,437	36,180
Japanese Yen	Citibank	2/9/16	5,590,000	47,924	45,892	2,032
Japanese Yen	JPMorgan Chase	2/9/16	100,400,000	860,215	824,243	35,972
Japanese Yen	Goldman Sachs	2/12/16	3,771,000	32,000	30,961	1,039
Japanese Yen	HSBC Bank	2/12/16	53,860,000	457,220	442,206	15,014
Japanese Yen	JPMorgan Chase	2/12/16	53,831,000	456,983	441,968	15,015
Japanese Yen	Citibank	2/16/16	71,350,000	600,140	585,871	14,269
Japanese Yen	JPMorgan Chase	2/16/16	35,730,000	301,525	293,387	8,138
Japanese Yen	Goldman Sachs	2/17/16	36,744,860	311,585	301,729	9,856
Japanese Yen	JPMorgan Chase	2/17/16	37,560,000	317,932	308,423	9,509
Japanese Yen	Barclays Bank	2/25/16	17,870,000	151,412	146,772	4,640
Japanese Yen	HSBC Bank	2/25/16	4,020,000	34,078	33,018	1,060
Japanese Yen	Barclays Bank	2/26/16	35,700,000	300,771	293,225	7,546
Japanese Yen	Deutsche Bank	2/29/16	11,991,000	101,498	98,497	3,001
Japanese Yen	JPMorgan Chase	3/3/16	9,700,000	81,858	79,685	2,173
Japanese Yen	HSBC Bank	3/4/16	4,600,000	38,696	37,790	906
Japanese Yen	Barclays Bank	3/9/16	64,145,400	537,835	527,043	10,792
Japanese Yen	Citibank	3/16/16	2,260,084	18,815	18,573	242
Japanese Yen	JPMorgan Chase	3/16/16	44,142,850	367,618	362,767	4,851
Japanese Yen	Citibank	3/22/16	46,322,000	385,131	380,740	4,391
Japanese Yen	Morgan Stanley	3/22/16	7,060,000	58,690	58,029	661
Japanese Yen	Deutsche Bank	3/24/16	20,538,000	171,050	168,820	2,230
Japanese Yen	Barclays Bank	3/28/16	25,522,830	215,463	209,819	5,644
Japanese Yen	Citibank	4/13/16	3,500,000	29,298	28,786	512
Japanese Yen	Barclays Bank	4/18/16	32,710,000	276,232	269,064	7,168
Japanese Yen	JPMorgan Chase	4/21/16	44,080,000	373,825	362,622	11,203
Japanese Yen	Citibank	5/18/16	84,652,200	715,935	696,923	19,012
Japanese Yen	Bank of America	5/19/16	84,522,875	710,670	695,878	14,792
Japanese Yen	Barclays Bank	5/19/16	84,752,500	712,445	697,768	14,677
Japanese Yen	HSBC Bank	5/19/16	84,820,600	716,481	698,329	18,152
Japanese Yen	JPMorgan Chase	5/20/16	5,564,000	46,848	45,810	1,038
Japanese Yen	Citibank	6/8/16	51,300,000	416,411	422,594	(6,183)
Japanese Yen	Barclays Bank	6/10/16	60,420,000	486,567	497,750	(11,183)
Japanese Yen	Citibank	6/10/16	95,140,000	766,794	783,779	(16,985)
Japanese Yen	HSBC Bank	6/10/16	64,350,000	519,098	530,126	(11,028)
Japanese Yen	Deutsche Bank	6/13/16	21,300,000	172,965	175,488	(2,523)
Japanese Yen	JPMorgan Chase	6/13/16	59,620,000	483,668	491,201	(7,533)
Japanese Yen	Citibank	6/16/16	2,416,000	19,698	19,907	(209)
Japanese Yen	JPMorgan Chase	6/16/16	25,100,000	204,551	206,813	(2,262)
Japanese Yen	Deutsche Bank	6/22/16	69,330,000	567,349	571,347	(3,998)
Japanese Yen	Barclays Bank	6/30/16	16,411,000	133,844	135,292	(1,448)
Korean Won	Bank of America	8/12/15	716,530,426	645,506	642,233	3,273

Continued

18

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Korean Won	Credit Suisse First Boston	8/12/15	10,068,033	$9,127	$9,024	$103
Korean Won	Credit Suisse First Boston	8/12/15	855,228,811	768,906	766,549	2,357
Korean Won	HSBC Bank	8/12/15	49,524,147	44,436	44,389	47
Korean Won	HSBC Bank	8/12/15	46,239,652	41,699	41,445	254
Korean Won	HSBC Bank	8/12/15	100,343,694	89,401	89,939	(538)
Korean Won	HSBC Bank	8/12/15	102,874,173	91,852	92,207	(355)
Korean Won	HSBC Bank	8/12/15	147,595,089	131,927	132,291	(364)
Korean Won	HSBC Bank	8/12/15	49,309,178	44,499	44,196	303
Korean Won	HSBC Bank	8/12/15	914,119,273	821,923	819,333	2,590
Korean Won	HSBC Bank	8/12/15	91,864,518	83,068	82,339	729
Korean Won	HSBC Bank	9/30/15	317,000,000	290,754	284,174	6,580
Malaysian Ringgit	JPMorgan Chase	7/2/15	988,250	302,873	262,066	40,807
Malaysian Ringgit	Deutsche Bank	7/3/15	177,180	54,303	46,973	7,330
Phillipine Peso	JPMorgan Chase	7/1/15	9,520,000	211,556	211,180	376
Phillipine Peso	Deutsche Bank	7/20/15	28,970,800	642,867	641,913	954
Phillipine Peso	JPMorgan Chase	9/25/15	3,020,000	66,822	66,684	138

				$147,200,093	$139,671,243	$7,528,850

Long Contracts:
Brazilian Real	Deutsche Bank	10/30/15	435,000	159,985	134,027	(25,958)
British Pound	Bank of America	8/19/15	260,606	403,193	409,260	6,067
British Pound	Credit Suisse First Boston	8/19/15	44,464	68,115	69,827	1,712
British Pound	Credit Suisse First Boston	8/19/15	730,011	1,087,400	1,146,422	59,022
British Pound	Deutsche Bank	8/19/15	53,014	83,314	83,254	(60)
British Pound	HSBC Bank	8/19/15	202,504	306,165	318,016	11,851
British Pound	State Street	8/19/15	112,939	178,228	177,361	(867)
Chilean Peso	Deutsche Bank	7/6/15	59,668,000	95,246	93,319	(1,927)
Chilean Peso	Morgan Stanley	7/6/15	12,570,000	20,174	19,659	(515)
Chilean Peso	Deutsche Bank	7/7/15	9,164,000	14,529	14,331	(198)
Chilean Peso	Deutsche Bank	7/8/15	38,397,000	60,962	60,041	(921)
Chilean Peso	Deutsche Bank	7/10/15	162,750,000	285,652	254,442	(31,210)
Chilean Peso	Morgan Stanley	7/17/15	6,450,000	10,154	10,077	(77)
Chilean Peso	Barclays Bank	7/20/15	153,759,000	240,530	240,161	(369)
Chilean Peso	Deutsche Bank	7/20/15	4,400,000	7,072	6,873	(199)
Chilean Peso	Morgan Stanley	7/20/15	316,787,200	550,219	494,800	(55,419)
Chilean Peso	Morgan Stanley	7/28/15	8,010,000	13,782	12,502	(1,280)
Chilean Peso	Barclays Bank	8/5/15	4,400,000	7,135	6,862	(273)
Chilean Peso	Deutsche Bank	8/6/15	25,345,000	41,153	39,525	(1,628)
Chilean Peso	Morgan Stanley	8/11/15	11,190,000	18,155	17,442	(713)
Chilean Peso	Deutsche Bank	8/12/15	4,400,000	7,435	6,858	(577)
Chilean Peso	Citibank	8/17/15	497,000	823	774	(49)
Chilean Peso	JPMorgan Chase	8/17/15	493,000	817	768	(49)
Chilean Peso	Morgan Stanley	8/18/15	4,010,000	6,757	6,246	(511)
Chilean Peso	JPMorgan Chase	8/20/15	2,150,000	3,624	3,348	(276)
Chilean Peso	Deutsche Bank	8/24/15	1,530,000	2,516	2,382	(134)
Chilean Peso	Deutsche Bank	8/27/15	4,970,000	8,214	7,735	(479)
Chilean Peso	JPMorgan Chase	8/28/15	3,900,000	6,509	6,069	(440)
Chilean Peso	Deutsche Bank	8/31/15	111,647,000	179,419	173,705	(5,714)
Chilean Peso	Barclays Bank	9/3/15	12,000,000	19,212	18,665	(547)
Chilean Peso	Morgan Stanley	9/3/15	2,500,000	4,003	3,888	(115)
Chilean Peso	Deutsche Bank	9/4/15	31,948,000	50,711	49,687	(1,024)
Chilean Peso	Deutsche Bank	9/8/15	39,097,000	61,786	60,783	(1,003)
Chilean Peso	JPMorgan Chase	9/10/15	990,530,400	1,548,309	1,539,653	(8,656)
Chilean Peso	Deutsche Bank	9/17/15	990,000	1,553	1,538	(15)
Chilean Peso	Deutsche Bank	9/21/15	975,000	1,523	1,514	(9)
Chilean Peso	JPMorgan Chase	9/22/15	7,300,000	11,351	11,334	(17)
Chilean Peso	Morgan Stanley	9/24/15	12,570,000	19,728	19,513	(215)

Continued

19

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chilean Peso	Deutsche Bank	9/28/15	59,668,000	$93,609	$92,589	$(1,020)
Chilean Peso	Deutsche Bank	10/7/15	9,164,000	14,360	14,209	(151)
European Euro	Bank of America	7/20/15	58,803	66,055	65,565	(490)
European Euro	Credit Suisse First Boston	7/20/15	14,226	15,856	15,862	6
European Euro	Deutsche Bank	7/20/15	34,270	38,194	38,211	17
European Euro	State Street	7/20/15	317,260	355,827	353,745	(2,082)
European Euro	Barclays Bank	10/16/15	1,110,000	1,317,259	1,239,335	(77,924)
Indian Rupee	Deutsche Bank	7/6/15	7,933,333	123,983	124,440	457
Indian Rupee	Deutsche Bank	7/20/15	8,080,848	127,529	126,396	(1,133)
Indian Rupee	Deutsche Bank	7/27/15	4,760,000	74,103	74,348	245
Indian Rupee	JPMorgan Chase	7/27/15	26,253,400	408,963	410,059	1,096
Indian Rupee	Deutsche Bank	7/31/15	8,499,417	131,844	132,648	804
Indian Rupee	JPMorgan Chase	8/12/15	5,537,000	85,834	86,212	378
Indian Rupee	HSBC Bank	8/13/15	8,549,600	131,736	133,092	1,356
Indian Rupee	JPMorgan Chase	8/19/15	26,253,400	404,284	408,209	3,925
Indian Rupee	JPMorgan Chase	9/10/15	5,537,000	85,224	85,705	481
Indian Rupee	Citibank	9/11/15	25,456,000	388,819	393,939	5,120
Indian Rupee	HSBC Bank	9/21/15	8,645,260	133,077	133,502	425
Indian Rupee	Deutsche Bank	9/30/15	7,367,249	112,714	113,553	839
Indian Rupee	HSBC Bank	10/8/15	258,409,000	3,949,999	3,976,863	26,864
Indian Rupee	JPMorgan Chase	10/19/15	5,537,000	84,844	85,035	191
Indian Rupee	JPMorgan Chase	10/29/15	14,490,000	223,569	222,109	(1,460)
Indian Rupee	Deutsche Bank	11/6/15	7,933,333	121,883	121,420	(463)
Korean Won	Bank of America	8/12/15	45,167,527	41,579	40,484	(1,095)
Korean Won	Bank of America	8/12/15	171,312,964	157,222	153,549	(3,673)
Korean Won	Credit Suisse First Boston	8/12/15	146,142,160	131,014	130,989	(25)
Korean Won	HSBC Bank	8/12/15	177,092,449	161,908	158,730	(3,178)
Korean Won	HSBC Bank	9/30/15	317,000,000	301,445	284,174	(17,271)
Malaysian Ringgit	JPMorgan Chase	7/2/15	988,250	301,719	262,066	(39,653)
Malaysian Ringgit	Deutsche Bank	7/3/15	177,180	54,167	46,973	(7,194)
Mexican Peso	Citibank	7/10/15	3,689,235	277,115	234,584	(42,531)
Mexican Peso	Citibank	7/13/15	3,813,785	257,486	242,451	(15,035)
Mexican Peso	HSBC Bank	9/4/15	11,644,900	866,275	737,514	(128,761)
Mexican Peso	Deutsche Bank	10/14/15	19,592,000	1,432,583	1,237,360	(195,223)
Mexican Peso	Citibank	10/22/15	6,418,829	463,554	405,150	(58,404)
Mexican Peso	HSBC Bank	11/9/15	27,672,950	1,991,003	1,744,365	(246,638)
Mexican Peso	Citibank	12/11/15	6,074,470	400,212	381,997	(18,215)
Mexican Peso	Citibank	12/15/15	2,384,400	151,931	149,900	(2,031)
Mexican Peso	Citibank	12/17/15	9,827,000	650,552	617,702	(32,850)
Mexican Peso	HSBC Bank	12/17/15	5,003,000	331,000	314,477	(16,523)
Mexican Peso	Citibank	12/18/15	4,161,750	275,479	261,578	(13,901)
Mexican Peso	HSBC Bank	12/18/15	3,143,000	207,504	197,547	(9,957)
Mexican Peso	Citibank	1/20/16	2,130,000	143,434	133,532	(9,902)
Mexican Peso	HSBC Bank	1/28/16	99,680,000	6,673,584	6,245,060	(428,524)
Mexican Peso	Citibank	3/11/16	1,070,200	67,218	66,819	(399)
Mexican Peso	HSBC Bank	3/11/16	10,223,640	642,754	638,326	(4,428)
Mexican Peso	Citibank	3/14/16	5,352,400	333,452	334,104	652
Mexican Peso	JPMorgan Chase	3/14/16	28,297,935	1,763,001	1,766,394	3,393
Mexican Peso	Citibank	3/18/16	4,998,700	313,713	311,926	(1,787)
Mexican Peso	Citibank	3/23/16	2,637,800	168,240	164,536	(3,704)
Mexican Peso	HSBC Bank	5/20/16	51,197,819	3,310,775	3,178,701	(132,074)
Mexican Peso	Citibank	6/6/16	2,731,280	171,752	169,344	(2,408)
Mexican Peso	Citibank	6/8/16	2,728,000	170,772	169,114	(1,658)
Mexican Peso	Citibank	6/13/16	2,789,560	175,853	172,860	(2,993)
Mexican Peso	Citibank	6/22/16	2,146,000	137,063	132,884	(4,179)
Phillipine Peso	JPMorgan Chase	7/1/15	9,520,000	217,630	211,180	(6,450)

Continued

20

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Phillipine Peso	Deutsche Bank	7/20/15	28,970,800	$661,796	$641,913	$(19,883)
Phillipine Peso	JPMorgan Chase	9/25/15	3,020,000	67,216	66,684	(532)
Singapore Dollar	JPMorgan Chase	7/23/15	348,966	261,065	259,094	(1,971)
Singapore Dollar	HSBC Bank	8/11/15	123,000	91,104	91,298	194
Singapore Dollar	Barclays Bank	8/12/15	34,819	25,693	25,844	151
Singapore Dollar	Deutsche Bank	8/12/15	246,000	181,463	182,594	1,131
Singapore Dollar	Barclays Bank	8/17/15	103,000	75,976	76,446	470
Singapore Dollar	HSBC Bank	8/17/15	77,000	56,698	57,149	451
Singapore Dollar	HSBC Bank	8/18/15	77,000	56,698	57,148	450
Singapore Dollar	Deutsche Bank	8/24/15	77,000	56,468	57,143	675
Singapore Dollar	Deutsche Bank	8/26/15	172,000	126,359	127,639	1,280
Singapore Dollar	HSBC Bank	9/14/15	499,540	358,360	370,632	12,272
Singapore Dollar	HSBC Bank	9/16/15	215,700	154,735	160,035	5,300
Singapore Dollar	HSBC Bank	9/21/15	252,000	199,683	186,958	(12,725)
Singapore Dollar	JPMorgan Chase	10/27/15	1,750,000	1,294,436	1,297,882	3,446
Singapore Dollar	HSBC Bank	11/9/15	3,474,156	2,597,306	2,576,280	(21,026)
Singapore Dollar	Citibank	11/16/15	260,154	194,479	192,906	(1,573)
Singapore Dollar	JPMorgan Chase	11/16/15	290,846	217,626	215,664	(1,962)
Singapore Dollar	Deutsche Bank	11/19/15	77,000	58,069	57,094	(975)
Singapore Dollar	HSBC Bank	11/19/15	167,000	126,057	123,828	(2,229)
Singapore Dollar	Deutsche Bank	11/30/15	132,000	98,244	97,866	(378)
Singapore Dollar	JPMorgan Chase	12/14/15	156,000	115,933	115,644	(289)
Singapore Dollar	HSBC Bank	12/22/15	190,000	140,769	140,838	69

				$44,034,240	$42,444,656	$(1,589,584)

At June 30, 2015, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Indian Rupee/European Euro	JPMorgan Chase	123,553,500 INR	1,700,113 EUR	$1,895,418	$1,890,639	$(4,779)
Indonesian Rupiah/Australian Dollar	JPMorgan Chase	25,980,000,000 IDR	2,361,818 AUD	1,800,416	1,811,868	11,452
Indonesian Rupiah/Australian Dollar	JPMorgan Chase	11,380,000,000 IDR	1,036,713 AUD	789,455	792,695	3,240
Korean Won/European Euro	Deutsche Bank	316,000,000 KRW	253,408 EUR	284,836	283,969	(867)
Korean Won/European Euro	HSBC Bank	317,000,000 KRW	244,608 EUR	292,650	303,795	11,145
Korean Won/European Euro	JPMorgan Chase	787,640,500 KRW	608,734 EUR	727,092	753,475	26,383
Korean Won/European Euro	JPMorgan Chase	2,061,529,000 KRW	1,600,641 EUR	1,901,867	1,958,358	56,491
Malaysian Ringgit/European Euro	JPMorgan Chase	1,580,000 MYR	385,648 EUR	431,027	418,987	(12,040)
Malaysian Ringgit/European Euro	JPMorgan Chase	8,549,000 MYR	1,947,824 EUR	2,322,151	2,380,864	58,713

				$10,444,912	$10,594,650	$149,738

Over-the-Counter Interest Rate Swap Agreements

At June 30, 2015, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	3.018	8/22/23	JPMorgan Chase	3,910,000 USD	(261,859)	(261,859)
Pay	3-Month U.S. Dollar LIBOR BBA	3.848	8/22/43	JPMorgan Chase	2,230,000 USD	(437,462)	(437,462)

						(699,321)	(699,321)

Continued

21

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

At June 30, 2015, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.926	10/17/17	Citibank	9,940,000 USD	17,505	17,505
Pay	3-Month U.S. Dollar LIBOR BBA	2.731	7/7/24	Citibank	1,840,000 USD	(20,679)	(20,679)
Pay	3-Month U.S. Dollar LIBOR BBA	1.914	1/22/25	JPMorgan Chase	3,430,000 USD	147,138	147,138
Pay	3-Month U.S. Dollar LIBOR BBA	1.970	1/23/25	Citibank	4,290,000 USD	163,440	163,440
Pay	3-Month U.S. Dollar LIBOR BBA	1.973	1/27/25	Citibank	2,530,000 USD	95,996	95,996
Pay	3-Month U.S. Dollar LIBOR BBA	1.937	1/29/25	Citibank	640,000 USD	26,309	26,309
Pay	3-Month U.S. Dollar LIBOR BBA	1.942	1/30/25	Citibank	540,000 USD	22,011	22,011
Pay	3-Month U.S. Dollar LIBOR BBA	1.817	2/3/25	Citibank	840,000 USD	43,531	43,531
Pay	3-Month U.S. Dollar LIBOR BBA	1.985	3/27/25	Citibank	600,000 USD	23,145	23,145
Pay	3-Month U.S. Dollar LIBOR BBA	1.978	3/27/25	Citibank	600,000 USD	23,531	23,531

						541,927	541,927

See accompanying notes to the financial statements.

22

AZL Franklin Templeton Founding Strategy Plus Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$782,415,441

Investment securities, at value*	$820,536,622
Cash	172,315
Segregated cash for collateral	889,938
Interest and dividends receivable	3,889,305
Foreign currency, at value (cost $5,420,577)	5,436,615
Unrealized appreciation on forward currency contracts	8,676,477
Receivable for capital shares issued	174,937
Receivable for investments sold	5,515,427
Receivable for variation margin on swap agreements	9,561
Reclaims receivable	222,817
Prepaid expenses	1,312

Total Assets	845,525,326

Liabilities:
Unrealized depreciation on forward currency contracts	2,587,473
Payable for investments purchased	4,085,318
Payable for capital shares redeemed	446,356
Unrealized depreciation on swap agreements	699,321
Payable for collateral received on loaned securities	63,072,534
Securities sold short (Proceeds received $109,332)	106,232
Payable for variation margin on swap agreements	1,123
Manager fees payable	454,030
Administration fees payable	25,559
Distribution fees payable	162,153
Custodian fees payable	85,675
Administrative and compliance services fees payable	854
Trustee fees payable	5,595
Other accrued liabilities	32,305

Total Liabilities	71,764,528

Net Assets	$773,760,798

Net Assets Consist of:
Capital	$665,310,900
Accumulated net investment income/(loss)	30,171,423
Accumulated net realized gains/(losses) from investment transactions	34,205,001
Net unrealized appreciation/(depreciation) on investments	44,073,474

Net Assets	$773,760,798

Shares of beneficial interest (unlimited number of shares authorized, no par value)	56,084,015
Net Asset Value (offering and redemption price per share)	$13.80

*	Includes securities on loan of $59,693,615.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$8,200,533
Interest	6,271,483
Income from securities lending	237,471
Foreign withholding tax	(508,172)

Total Investment Income	14,201,315

Expenses:
Manager fees	2,763,955
Administration fees	142,380
Distribution fees	987,124
Custodian fees	143,892
Administrative and compliance services fees	4,969
Trustee fees	19,965
Professional fees	18,695
Shareholder reports	16,483
Other expenses	8,292

Total expenses	4,105,755

Net Investment Income/(Loss)	10,095,560

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	4,628,843
Net realized gains/(losses) on swap agreements	(266,335)
Net realized gains/(losses) on forward currency contracts	10,774,282
Change in net unrealized appreciation/depreciation on investments	(20,263,616)

Net Realized/Unrealized Gains/(Losses) on Investments	(5,126,826)

Change in Net Assets Resulting From Operations	$4,968,734

See accompanying notes to the financial statements.

23

Statements of Changes in Net Assets

	AZL Franklin Templeton Founding Strategy Plus Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$10,095,560	$19,621,979
Net realized gains/(losses) on investment transactions	15,136,790	20,565,391
Change in unrealized appreciation/depreciation on investments	(20,263,616)	(25,275,309)

Change in net assets resulting from operations	4,968,734	14,912,061

Dividends to Shareholders:
From net investment income	—	(12,323,008)
From net realized gains	—	(13,056,696)

Change in net assets resulting from dividends to shareholders	—	(25,379,704)

Capital Transactions:
Proceeds from shares issued	29,095,107	150,487,951
Proceeds from dividends reinvested	—	25,379,704
Value of shares redeemed	(55,816,331)	(81,100,254)

Change in net assets resulting from capital transactions	(26,721,224)	94,767,401

Change in net assets	(21,752,490)	84,299,758
Net Assets:
Beginning of period	795,513,288	711,213,530

End of period	$773,760,798	$795,513,288

Accumulated net investment income/(loss)	$30,171,423	$20,075,863

Share Transactions:
Shares issued	2,093,087	10,676,240
Dividends reinvested	—	1,797,429
Shares redeemed	(3,999,386)	(5,801,940)

Change in shares	(1,906,299)	6,671,729

See accompanying notes to the financial statements.

24

AZL Franklin Templeton Founding Strategy Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$13.72		$13.86	$12.01	$10.75	$10.99	$10.20

Investment Activities:
Net Investment Income/(Loss)	0.19		0.32	0.15	0.27	0.23	0.20
Net Realized and Unrealized Gains/(Losses) on Investments	(0.11)		(0.01)	2.01	1.31	(0.43)	0.82

Total from Investment Activities	0.08		0.31	2.16	1.58	(0.20)	1.02

Dividends to Shareholders From:
Net Investment Income	—		(0.22)	(0.22)	(0.27)	(0.02)	(0.18)
Net Realized Gains	—		(0.23)	(0.09)	(0.05)	(0.02)	(0.05)

Total Dividends	—		(0.45)	(0.31)	(0.32)	(0.04)	(0.23)

Net Asset Value, End of Period	$13.80		$13.72	$13.86	$12.01	$10.75	$10.99

Total Return(a)	0.58	%(b)	2.14%	18.12%	14.78%	(1.83)%	10.02%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$773,761		$795,513	$711,214	$409,883	$302,592	$156,980
Net Investment Income/(Loss)(c)	2.56%		2.51%	2.10%	2.80%	2.90%	3.13%
Expenses Before Reductions(c) (d)	1.04%		1.04%	1.05%	1.09%	1.16%	1.25%
Expenses Net of Reductions(c)	1.04%		1.04%	1.05%	1.09%	1.16%	1.19%
Portfolio Turnover Rate	17	%(b)	23%	24%	19%	17%	17%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

25

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

26

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $73.4 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $23,528 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

27

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Forward Currency Contracts

During the period ended June 30, 2015, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $201.8 million as of June 30, 2015. The monthly average amount for these contracts was $207.1 million for the period ended June 30, 2015.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2015, the Fund entered into interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The gross notional amount of interest rate swaps outstanding was $31.4 million as of June 30, 2015. The monthly average gross notional amount of interest rate swaps was $30.9 million for the period ended June 30, 2015.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Exchange Rate Risk Exposure

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	$8,676,477	Unrealized depreciation on forward currency contracts	$2,587,473

Interest Rate Risk Exposure

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements*	562,606	Unrealized depreciaion on swap agreements*	720,000

*	For swap agreements, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on swap agreements.

28

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Foreign Exchange Rate Risk Exposure

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/Change in unrealized appreciation/depreciation on investments	$10,774,282	$(5,100,755)

Interest Rate Risk Exposure

Interest Rate Swap Agreements	Net realized gains/(losses) on swap agreements/Change in unrealized appreciation/depreciation on investments	(266,335)	648,016

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2015. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015.

As of June 30, 2015, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts	$8,676,477	$2,587,473
Swap agreements	9,561	700,444

Total derivative assets and liabilities in the Statement of Assets and Liabilities	8,686,038	3,287,917
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(3,677,285)	(2,114,574)

Total assets and liabilities subject to a MNA	$5,008,753	$1,173,343

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2015:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Barclays Bank	$2,006,343	$(104,649)	$—	$(1,799,000)	$102,694
Citibank	852,525	(274,614)	(464,000)	—	113,911
JPMorgan Chase	2,149,885	(794,080)	(1,355,805)	—	—

Total	$5,008,753	$(1,173,343)	$(1,819,805)	$(1,799,000)	$216,605

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2015:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Barclays Bank	$104,649	$(104,649)	$—	$—	$—
Citibank	274,614	(274,614)	—	—	—
JPMorgan Chase	794,080	(794,080)	—	—	—

Total	$1,173,343	$(1,173,343)	$—	$—	$—

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

29

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained three independent money management organizations (the “Subadviser”), Franklin Advisers, Inc. (“Advisers”), Franklin Mutual Advisers, LLC (“Franklin Mutual”) and Templeton Global Advisors Limited (“Global Advisors”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements with the Manager and Advisers, the Manager and Franklin Mutual, and the Manager and Global Advisors, and the Trust, Advisers, Franklin Mutual and Global Advisors provide investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Franklin Templeton Founding Strategy Plus Fund	0.70%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $4,256 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

30

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Aerospace & Defense	$6,723,379	$649,850	$7,373,229
Airlines	—	2,644,626	2,644,626
Auto Components	—	2,355,512	2,355,512
Automobiles	5,134,312	6,092,408	11,226,720
Banks	31,507,556	22,747,266	54,254,822
Capital Markets	2,600,482	2,800,895	5,401,377
Chemicals	9,213,319	2,731,972	11,945,291
Commercial Services & Supplies	1,869,637	970,817	2,840,454
Communications Equipment	8,021,348	2,707,690	10,729,038
Construction & Engineering	—	1,582,731	1,582,731
Construction Materials	—	4,946,202	4,946,202
Diversified Telecommunication Services	6,770,704	6,972,408	13,743,112
Energy Equipment & Services	7,562,550	931,453	8,494,003
Food & Staples Retailing	10,623,978	3,748,458	14,372,436
Health Care Equipment & Supplies	12,116,342	2,528,065	14,644,407
Industrial Conglomerates	2,652,217	1,445,939	4,098,156
Insurance	23,091,400	6,816,751	29,908,151
Life Sciences Tools & Services	—	845,226	845,226
Machinery	3,289,410	1,121,359	4,410,769
Marine	—	2,349,548	2,349,548
Media	23,601,036	5,009,315	28,610,351
Metals & Mining	7,568,768	4,482,596	12,051,364
Multiline Retail	5,609,936	1,377,506	6,987,442
Oil, Gas & Consumable Fuels	26,667,248	16,673,691	43,340,939
Pharmaceuticals	36,620,347	10,529,265	47,149,612

31

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Semiconductors & Semiconductor Equipment	$3,326,916	$7,650,291	$10,977,207
Software	18,567,510	840,231	19,407,741
Specialty Retail	1,575,968	2,862,599	4,438,567
Technology Hardware, Storage & Peripherals	8,615,568	1,950,158	10,565,726
Tobacco	5,075,971	5,698,516	10,774,487
Wireless Telecommunication Services	1,982,600	6,085,856	8,068,456
Other Common Stocks+	46,874,503	—	46,874,503
Convertible Bonds+	—	4,779,661	4,779,661
Convertible Preferred Stocks
Banks	889,600	488,800	1,378,400
Commercial Services & Supplies	—	41,927	41,927
Real Estate Investment Trusts (REITs)	—	63,360	63,360
Other Convertible Preferred Stocks+	789,640	—	521,290
Corporate Bonds+	—	51,211,964	51,211,964
Equity-Linked Securities	—	7,413,809	7,413,809
Floating Rate Loans+	—	4,394,940	4,394,940
Foreign Bonds+	—	108,440,886	108,440,886
Municipal Bond	—	586,575	586,575
Preferred Stocks
Automobiles	—	1,380,288	1,380,288
Banks	—	852,288	852,288
Other Preferred Stocks+	2,765,560	—	2,765,560
U.S. Government Agency Mortgages	—	28,000,000	28,000,000
U.S. Treasury Obligations	—	10,999,512	10,999,512
Yankee Dollars+	—	31,909,818	31,909,818
Securities Held as Collateral for Securities on Loan	—	63,072,534	63,072,534
Unaffiliated Investment Company	45,043,255	—	45,043,255

Total Investment Securities	366,751,060	453,785,562	820,536,622

Securities Sold Short	(106,232)	—	(106,232)
Other Financial Instruments:*
Forward Currency Contracts	—	6,089,004	6,089,004
Interest Rate Swaps	—	(157,394)	(157,394)

Total Investments	$366,644,828	$459,717,172	$826,362,000

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as forward currency contracts and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Franklin Templeton Founding Strategy Plus Fund	$110,722,373	$108,363,717

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2015 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Tribune Co.	12/31/12	$—	5,216	$—	—%

(a)	Acquisition date represents the initial purchase date of the security.

32

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $783,043,649. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$87,355,633
Unrealized depreciation	(49,862,660)

Net unrealized appreciation/(depreciation)	$34,492,973

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Franklin Templeton Founding Strategy Plus Fund	$14,767,710	$10,611,994	$25,379,704

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Franklin Templeton Founding Strategy Plus Fund	$31,655,383	$19,573,129	$—	$52,252,652	$103,481,164

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

33

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

34

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Gateway Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Other Information Page 15

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Gateway Fund	$1,000.00	$1,020.20	$5.51	1.10%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Gateway Fund	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	20.3%
Financials	15.7
Health Care	15.1
Consumer Discretionary	12.0
Industrials	9.8
Consumer Staples	9.2
Energy	7.5
Materials	3.3
Utilities	2.8
Telecommunication Services	2.0

Total Common Stocks	97.7
Money Market	2.7
Purchased Put Options	0.5

Total Investment Securities	100.9
Net other assets (liabilities)	(0.9)

Net Assets	100.0%

1

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+ (97.7%):
Aerospace & Defense (2.2%):
9,759	Boeing Co. (The)	$1,353,768
13,400	Honeywell International, Inc.	1,366,399
7,320	Raytheon Co.	700,378
402	TransDigm Group, Inc.*	90,317
11,210	United Technologies Corp.	1,243,525

		4,754,387

Air Freight & Logistics (0.7%):
15,195	United Parcel Service, Inc., Class B	1,472,547

Airlines (0.5%):
15,406	American Airlines Group, Inc.	615,239
7,192	United Continental Holdings, Inc.*	381,248

		996,487

Auto Components (0.1%):
1,467	Autoliv, Inc.	171,272
3,921	Cooper Tire & Rubber Co.	132,647
616	Remy International, Inc.	13,620

		317,539

Automobiles (0.5%):
54,578	Ford Motor Co.	819,215
833	Tesla Motors, Inc.*	223,461

		1,042,676

Banks (5.7%):
7,645	Associated Banc-Corp.	154,964
132,325	Bank of America Corp.	2,252,172
38,688	Citigroup, Inc.	2,137,125
2,290	FirstMerit Corp.	47,701
41,682	JPMorgan Chase & Co.	2,824,372
2,940	Old National Bancorp	42,512
31,640	U.S. Bancorp	1,373,176
60,390	Wells Fargo & Co.	3,396,333

		12,228,355

Beverages (2.2%):
51,150	Coca-Cola Co. (The)	2,006,615
3,643	Monster Beverage Corp.*	488,235
24,440	PepsiCo, Inc.	2,281,229

		4,776,079

Biotechnology (3.5%):
3,045	Alexion Pharmaceuticals, Inc.*	550,445
10,465	Amgen, Inc.	1,606,587
2,994	Biogen Idec, Inc.*	1,209,396
12,050	Celgene Corp.*	1,394,607
19,329	Gilead Sciences, Inc.	2,263,039
3,396	Vertex Pharmaceuticals, Inc.*	419,338

		7,443,412

Capital Markets (2.3%):
2,400	Affiliated Managers Group, Inc.*	524,640
25,980	Charles Schwab Corp. (The)	848,247
8,600	Eaton Vance Corp.	336,518
5,864	Goldman Sachs Group, Inc. (The)	1,224,345
9,270	Legg Mason, Inc.	477,683
23,805	Morgan Stanley	923,396
9,420	TD Ameritrade Holding Corp.	346,844

Shares		Fair Value
Common Stocks+, continued
Capital Markets, continued
3,600	Waddell & Reed Financial, Inc., Class A	$170,316

		4,851,989

Chemicals (2.3%):
1,010	Ashland, Inc.	123,119
17,513	Dow Chemical Co. (The)	896,140
15,570	E.I. du Pont de Nemours & Co.	995,701
5,685	Eastman Chemical Co.	465,147
7,842	LyondellBasell Industries NV, Class A	811,804
8,835	Monsanto Co.	941,723
7,875	Olin Corp.	212,231
2,965	Potash Corp. of Saskatchewan, Inc.	91,826
9,510	RPM International, Inc.	465,705

		5,003,396

Commercial Services & Supplies (0.6%):
4,360	ADT Corp. (The)	146,365
270	R.R. Donnelley & Sons Co.	4,706
15,254	Tyco International plc	586,973
12,015	Waste Management, Inc.	556,896

		1,294,940

Communications Equipment (1.6%):
64,631	Cisco Systems, Inc.	1,774,768
6,354	Motorola Solutions, Inc.	364,338
21,562	QUALCOMM, Inc.	1,350,428
62	Telefonaktiebolaget LM Ericsson, ADR	647

		3,490,181

Consumer Finance (0.8%):
14,326	American Express Co.	1,113,417
11,000	Discover Financial Services	633,820

		1,747,237

Containers & Packaging (0.5%):
5,475	Avery Dennison Corp.	333,647
10,700	MeadWestvaco Corp.	504,933
3,090	Sonoco Products Co.	132,437

		971,017

Distributors (0.3%):
6,850	Genuine Parts Co.	613,281

Diversified Financial Services (2.3%):
27,332	Berkshire Hathaway, Inc., Class B*	3,720,159
6,555	CME Group, Inc.	610,008
3,448	FNFV Group*	53,030
2,220	IntercontinentalExchange, Inc.	496,414

		4,879,611

Diversified Telecommunication Services (1.8%):
43,765	AT&T, Inc.	1,554,533
24,259	Frontier Communications Corp.	120,082
47,136	Verizon Communications, Inc.	2,197,009

		3,871,624

Electric Utilities (1.3%):
15,125	American Electric Power Co., Inc.	801,171
16,703	Duke Energy Corp.	1,179,567
2,580	Hawaiian Electric Industries, Inc.	76,703
11,885	OGE Energy Corp.	339,554

Continued

2

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electric Utilities, continued
12,395	Pepco Holdings, Inc.	$333,921

		2,730,916

Electrical Equipment (0.6%):
7,695	Eaton Corp. plc	519,336
10,660	Emerson Electric Co.	590,884
2,505	Hubbell, Inc., Class B	271,241

		1,381,461

Electronic Equipment, Instruments & Components (0.4%):
23,645	Corning, Inc.	466,516
7,235	TE Connectivity, Ltd.	465,211

		931,727

Energy Equipment & Services (1.6%):
9,506	Baker Hughes, Inc.	586,520
1,121	CARBO Ceramics, Inc.	46,667
118	Diamond Offshore Drilling, Inc.	3,046
19,470	Halliburton Co.	838,573
3,643	Patterson-UTI Energy, Inc.	68,543
21,872	Schlumberger, Ltd.	1,885,147
1,885	Seventy Seven Energy, Inc.*	8,087

		3,436,583

Food & Staples Retailing (2.3%):
20,994	CVS Health Corp.	2,201,851
14,770	Walgreens Boots Alliance, Inc.	1,247,179
21,455	Wal-Mart Stores, Inc.	1,521,803

		4,970,833

Food Products (1.4%):
2,081	Bunge, Ltd.	182,712
14,175	ConAgra Foods, Inc.	619,731
10,464	Kraft Foods Group, Inc.	890,905
33,525	Mondelez International, Inc., Class A	1,379,218

		3,072,566

Gas Utilities (0.2%):
2,161	AGL Resources, Inc.	100,616
3,605	National Fuel Gas Co.	212,299
761	ONE Gas, Inc.	32,388
3,090	WGL Holdings, Inc.	167,756

		513,059

Health Care Equipment & Supplies (2.2%):
25,375	Abbott Laboratories	1,245,405
9,155	Baxter International, Inc.	640,209
27,424	Boston Scientific Corp.*	485,405
620	Intuitive Surgical, Inc.*	300,390
26,202	Medtronic plc	1,941,568
2,150	ResMed, Inc.	121,196

		4,734,173

Health Care Providers & Services (3.0%):
8,584	Aetna, Inc.	1,094,117
4,584	Anthem, Inc.	752,418
12,425	Express Scripts Holding Co.*	1,105,080
6,286	HCA Holdings, Inc.*	570,266
4,120	Patterson Cos., Inc.	200,438
4,360	Quest Diagnostics, Inc.	316,187

Shares		Fair Value
Common Stocks+, continued
Health Care Providers & Services, continued
14,835	UnitedHealth Group, Inc.	$1,809,869
3,965	Universal Health Services, Inc., Class B	563,427

		6,411,802

Hotels, Restaurants & Leisure (1.1%):
2,190	Las Vegas Sands Corp.	115,128
16,782	McDonald’s Corp.	1,595,466
2,085	Melco Crown Entertainment, Ltd., ADR	40,929
9,645	MGM Resorts International*	176,021
3,354	Restaurant Brands International, Inc.	128,156
24,726	Wendy’s Co. (The)	278,909

		2,334,609

Household Durables (1.0%):
13,305	Leggett & Platt, Inc.	647,686
14,735	Newell Rubbermaid, Inc.	605,756
10,887	Toll Brothers, Inc.*	415,775
1,085	Tupperware Brands Corp.	70,026
2,095	Whirlpool Corp.	362,540

		2,101,783

Household Products (1.9%):
1,569	Church & Dwight Co., Inc.	127,293
14,265	Colgate-Palmolive Co.	933,074
5,820	Kimberly-Clark Corp.	616,745
31,127	Procter & Gamble Co. (The)	2,435,377

		4,112,489

Industrial Conglomerates (2.2%):
11,996	3M Co.	1,850,983
104,814	General Electric Co.	2,784,908

		4,635,891

Insurance (3.0%):
6,580	Aflac, Inc.	409,276
12,325	Allstate Corp. (The)	799,523
19,007	American International Group, Inc.	1,175,013
6,685	Aon plc	666,361
6,020	Arthur J. Gallagher & Co.	284,746
7,165	FNF Group	265,033
9,580	Lincoln National Corp.	567,328
17,570	Marsh & McLennan Cos., Inc.	996,219
9,905	Principal Financial Group, Inc.	508,027
6,120	Travelers Cos., Inc. (The)	591,559
7,040	XL Group plc	261,888

		6,524,973

Internet & Catalog Retail (1.5%):
5,028	Amazon.com, Inc.*	2,182,605
577	Lands’ End, Inc.*	14,327
833	Priceline Group, Inc. (The)*	959,091

		3,156,023

Internet Software & Services (4.0%):
5,245	Akamai Technologies, Inc.*	366,206
690	Baidu, Inc., ADR*	137,365
15,750	eBay, Inc.*	948,780
26,440	Facebook, Inc., Class A*	2,267,626
4,195	Google, Inc., Class A*	2,265,467
2,978	Google, Inc., Class C*	1,550,079

Continued

3

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Internet Software & Services, continued
625	LinkedIn Corp., Class A*	$129,144
6,285	VeriSign, Inc.*	387,910
13,215	Yahoo!, Inc.*	519,217

		8,571,794

IT Services (3.4%):
13,720	Automatic Data Processing, Inc.	1,100,756
5,915	Broadridge Financial Solutions, Inc.	295,809
11,935	Cognizant Technology Solutions Corp., Class A*	729,109
9,350	Fidelity National Information Services, Inc.	577,830
682	FleetCor Technologies, Inc.*	106,433
10,023	International Business Machines Corp.	1,630,341
12,770	Paychex, Inc.	598,658
27,595	Visa, Inc., Class A	1,853,004
15,190	Western Union Co.	308,813

		7,200,753

Leisure Products (0.1%):
8,412	Mattel, Inc.	216,104

Life Sciences Tools & Services (0.1%):
890	Illumina, Inc.*	194,340

Machinery (2.1%):
9,441	Caterpillar, Inc.	800,786
4,710	Cummins, Inc.	617,905
5,600	Deere & Co.	543,480
4,780	Parker Hannifin Corp.	556,057
5,649	Pentair, plc	388,369
3,910	Snap-On, Inc.	622,668
2,595	SPX Corp.	187,852
5,980	Stanley Black & Decker, Inc.	629,335
3,225	Timken Co.	117,938

		4,464,390

Media (3.7%):
37,200	Comcast Corp., Class A	2,237,209
2,719	Liberty Global plc, Class A*	147,016
2,048	Liberty Global plc, Series C*	103,690
7,651	News Corp., Class B*	108,950
8,555	Omnicom Group, Inc.	594,487
78,395	Sirius XM Holdings, Inc.*	292,413
3,302	Time Warner Cable, Inc.	588,317
13,703	Time Warner, Inc.	1,197,779
2,823	Time, Inc.	64,957
22,144	Walt Disney Co. (The)	2,527,517

		7,862,335

Metals & Mining (0.5%):
10,505	Freeport-McMoRan Copper & Gold, Inc.	195,603
10,475	Nucor Corp.	461,633
4,239	Southern Copper Corp.	124,669
10,369	Steel Dynamics, Inc.	214,794
1,587	TimkenSteel Corp.	42,833
2,295	Worthington Industries, Inc.	68,988

		1,108,520

Multiline Retail (0.9%):
8,295	Macy’s, Inc.	559,664
7,440	Nordstrom, Inc.	554,280

Shares		Fair Value
Common Stocks+, continued
Multiline Retail, continued
1,555	Sears Holdings Corp.*	$41,519
9,615	Target Corp.	784,872

		1,940,335

Multi-Utilities (1.3%):
732	Alliant Energy Corp.	42,251
15,300	Ameren Corp.	576,504
24,020	CenterPoint Energy, Inc.	457,101
13,092	Consolidated Edison, Inc.	757,765
21,100	Public Service Enterprise Group, Inc.	828,807
3,886	WEC Energy Group, Inc.	174,752

		2,837,180

Oil, Gas & Consumable Fuels (5.9%):
5,109	California Resources Corp.	30,858
6,020	Cheniere Energy, Inc.*	416,945
25,598	Chevron Corp.	2,469,438
5,394	Concho Resources, Inc.*	614,161
23,356	ConocoPhillips	1,434,292
10,740	CONSOL Energy, Inc.	233,488
7,227	Continental Resources, Inc.*	306,353
51,793	Exxon Mobil Corp.	4,309,177
5,253	Gulfport Energy Corp.*	211,433
13,874	Occidental Petroleum Corp.	1,078,981
5,210	ONEOK, Inc.	205,691
13,519	Phillips 66	1,089,091
15,145	Southwestern Energy Co.*	344,246
2,115	Statoil ASA, ADR	37,859

		12,782,013

Personal Products (0.0%):
497	Herbalife, Ltd.*	27,380

Pharmaceuticals (6.3%):
22,000	AbbVie, Inc.	1,478,180
5,687	Allergan plc*	1,725,777
23,360	Bristol-Myers Squibb Co.	1,554,374
12,426	Eli Lilly & Co.	1,037,447
20	GlaxoSmithKline plc, ADR	833
31,981	Johnson & Johnson Co.	3,116,868
35,645	Merck & Co., Inc.	2,029,270
76,178	Pfizer, Inc.	2,554,248

		13,496,997

Professional Services (0.2%):
2,080	Dun & Bradstreet Corp.	253,760
2,893	Verisk Analytics, Inc.*	210,495

		464,255

Real Estate Investment Trusts (REITs) (1.5%):
16,980	American Capital Agency Corp.	311,923
32,556	Annaly Capital Management, Inc.	299,190
35,228	Duke Realty Corp.	654,183
7,895	Hatteras Financial Corp.	128,689
5,250	Healthcare Realty Trust, Inc.	122,115
11,610	Liberty Property Trust	374,074
5,837	Mack-Cali Realty Corp.	107,576
19,300	Senior Housing Properties Trust	338,715
13,363	Ventas, Inc.	829,708

		3,166,173

Continued

4

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Road & Rail (0.6%):
3,700	Avis Budget Group, Inc.*	$163,096
1,610	Canadian Pacific Railway, Ltd.	257,971
24,996	CSX Corp.	816,120
5,729	Hertz Global Holdings, Inc.*	103,809

		1,340,996

Semiconductors & Semiconductor Equipment (2.5%):
14,645	Advanced Micro Devices, Inc.*	35,148
6,247	Altera Corp.	319,846
4,965	Analog Devices, Inc.	318,679
25,740	Applied Materials, Inc.	494,723
56,741	Intel Corp.	1,725,777
8,210	Linear Technology Corp.	363,128
4,725	Microchip Technology, Inc.	224,083
12,250	Micron Technology, Inc.*	230,790
11,215	NVIDIA Corp.	225,534
4,693	Skyworks Solutions, Inc.	488,541
12,080	Texas Instruments, Inc.	622,241
6,355	Xilinx, Inc.	280,637

		5,329,127

Software (3.6%):
8,241	Activision Blizzard, Inc.	199,515
10,005	Adobe Systems, Inc.*	810,505
1,156	ANSYS, Inc.*	105,473
7,065	Autodesk, Inc.*	353,780
98,053	Microsoft Corp.	4,329,039
4,650	Nuance Communications, Inc.*	81,422
40,371	Oracle Corp.	1,626,951
14,155	Symantec Corp.	329,104

		7,835,789

Specialty Retail (2.6%):
370	Abercrombie & Fitch Co., Class A	7,959
6,547	American Eagle Outfitters, Inc.	112,739
5,770	Foot Locker, Inc.	386,648
5,690	Gap, Inc. (The)	217,187
19,014	Home Depot, Inc. (The)	2,113,026
5,365	L Brands, Inc.	459,941
19,815	Lowe’s Cos., Inc.	1,327,011

Shares or Contracts		Fair Value
Common Stocks+, continued
Specialty Retail, continued
4,325	Tiffany & Co.	$397,035
10,045	TJX Cos., Inc. (The)	664,678

		5,686,224

Technology Hardware, Storage & Peripherals (4.8%):
68,972	Apple, Inc.	8,650,812
26,205	EMC Corp.	691,550
22,856	Hewlett-Packard Co.	685,909
5,525	Seagate Technology plc	262,438

		10,290,709

Textiles, Apparel & Luxury Goods (0.2%):
8,753	Michael Kors Holdings, Ltd.*	368,413

Thrifts & Mortgage Finance (0.1%):
15,148	New York Community Bancorp, Inc.	278,420

Tobacco (1.4%):
25,562	Altria Group, Inc.	1,250,238
14,353	Philip Morris International, Inc.	1,150,680
7,138	Reynolds American, Inc.	532,923
3,522	Vector Group, Ltd.	82,627

		3,016,468

Trading Companies & Distributors (0.1%):
2,845	GATX Corp.	151,212

Wireless Telecommunication Services (0.2%):
3,590	SBA Communications Corp., Class A*	412,742

Total Common Stocks (Cost $151,680,542)		209,846,315

Purchased Options (0.5%):
Total Purchased Options (Cost $1,078,659)		1,180,865

Unaffiliated Investment Company (2.7%):
5,781,624	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	5,781,624

Total Unaffiliated Investment Company (Cost $5,781,624 )		5,781,624

Total Investment Securities (Cost $158,540,825)(b) — 100.9%		216,808,804
Net other assets (liabilities) — (0.9)%		(1,967,975)

Net Assets — 100.0%		$214,840,829

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

*	Non-income producing security.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

(a)	The rate represents the effective yield at June 30, 2015.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

5

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Exchange-traded options purchased as of June 30, 2015 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	USD	1900.00	07/17/15	101	$35,855
S&P 500 Index	Put	USD	1925.00	07/17/15	168	79,800
S&P 500 Index	Put	USD	1850.00	08/21/15	166	163,510
S&P 500 Index	Put	USD	1875.00	08/21/15	161	190,785
S&P 500 Index	Put	USD	1900.00	08/21/15	310	441,750
S&P 500 Index	Put	USD	1925.00	09/18/15	101	269,165

Total						$1,180,865

Exchange-traded options written as of June 30, 2015 were as follows:

Description	Put/ Call		Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	USD	2110.00	07/10/15	93	$(40,455)
S&P 500 Index	Call	USD	2075.00	07/17/15	122	(264,740)
S&P 500 Index	Call	USD	2100.00	07/17/15	109	(111,725)
S&P 500 Index	Call	USD	2115.00	07/17/15	102	(57,120)
S&P 500 Index	Call	USD	2125.00	07/17/15	118	(40,710)
S&P 500 Index	Call	USD	2065.00	07/24/15	116	(363,080)
S&P 500 Index	Call	USD	2075.00	08/21/15	110	(406,450)
S&P 500 Index	Call	USD	2100.00	08/21/15	116	(277,820)
S&P 500 Index	Call	USD	2125.00	08/21/15	121	(167,585)

Total						$(1,729,685)

See accompanying notes to the financial statements.

6

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$158,540,825

Investment securities, at value	$216,808,804
Cash	64,007
Interest and dividends receivable	254,647
Receivable for investments sold	41,085
Reclaims receivable	2,355
Prepaid expenses	351

Total Assets	217,171,249

Liabilities:
Payable for investments purchased	149,815
Payable for capital shares redeemed	245,894
Written Options (Premiums received $3,976,279)	1,729,685
Manager fees payable	143,223
Administration fees payable	5,887
Distribution fees payable	44,757
Custodian fees payable	2,737
Administrative and compliance services fees payable	221
Trustee fees payable	1,437
Other accrued liabilities	6,764

Total Liabilities	2,330,420

Net Assets	$214,840,829

Net Assets Consist of:
Capital	$190,640,031
Accumulated net investment income/(loss)	3,619,023
Accumulated net realized gains/(losses) from investment transactions	(39,932,795)
Net unrealized appreciation/(depreciation) on investments	60,514,570

Net Assets	$214,840,829

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,745,318
Net Asset Value (offering and redemption price per share)	$12.11

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$2,326,112
Foreign withholding tax	(519)

Total Investment Income	2,325,593

Expenses:
Manager fees	864,440
Administration fees	32,252
Distribution fees	270,137
Custodian fees	5,106
Administrative and compliance services fees	1,476
Trustee fees	5,929
Professional fees	5,924
Shareholder reports	3,299
Other expenses	2,294

Total expenses	1,190,857

Net Investment Income/(Loss)	1,134,736

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,018,117
Net realized gains/(losses) on options contracts	571,604
Change in net unrealized appreciation/depreciation on investments	635,938

Net Realized/Unrealized Gains/(Losses) on Investments	3,225,659

Change in Net Assets Resulting From Operations	$4,360,395

See accompanying notes to the financial statements.

7

Statements of Changes in Net Assets

	AZL Gateway Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,134,736	$2,442,548
Net realized gains/(losses) on investment transactions	2,589,721	(10,459,561)
Change in unrealized appreciation/depreciation on investments	635,938	14,315,683

Change in net assets resulting from operations	4,360,395	6,298,670

Dividends to Shareholders:
From net investment income	—	(2,524,790)

Change in net assets resulting from dividends to shareholders	—	(2,524,790)

Capital Transactions:
Proceeds from shares issued	10,271,422	27,031,916
Proceeds from dividends reinvested	—	2,524,790
Value of shares redeemed	(17,543,516)	(27,741,916)

Change in net assets resulting from capital transactions	(7,272,094)	1,814,790

Change in net assets	(2,911,699)	5,588,670
Net Assets:
Beginning of period	217,752,528	212,163,858

End of period	$214,840,829	$217,752,528

Accumulated net investment income/(loss)	$3,619,023	$2,484,287

Share Transactions:
Shares issued	855,142	2,299,425
Dividends reinvested	—	212,703
Shares redeemed	(1,457,679)	(2,377,336)

Change in shares	(602,537)	134,792

See accompanying notes to the financial statements.

8

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	April 30, 2010 to December 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.87		$11.65	$10.83	$10.44	$10.13	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07		0.13	0.13	0.06	0.09	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.17		0.23	0.78	0.37	0.22	0.13

Total from Investment Activities	0.24		0.36	0.91	0.43	0.31	0.20

Dividends to Shareholders From:
Net Investment Income	—		(0.14)	(0.09)	(0.04)	—	(0.07)

Total Dividends	—		(0.14)	(0.09)	(0.04)	—	(0.07)

Net Asset Value, End of Period	$12.11		$11.87	$11.65	$10.83	$10.44	$10.13

Total Return(b)	2.02	%(c)	3.09%	8.44%	4.15%	3.06%	1.98	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$214,841		$217,753	$212,164	$169,796	$52,116	$16,217
Net Investment Income/(Loss)(d)	1.05%		1.14%	1.35%	1.74%	1.37%	1.38%
Expenses Before Reductions(d) (e)	1.10%		1.10%	1.11%	1.14%	1.25%	1.59%
Expenses Net of Reductions(d)	1.10%		1.10%	1.10%	1.11%	1.24%	1.25%
Expenses Net of Reductions(d) (f)	1.10%		1.10%	1.11%	1.14%	1.25%	1.25%
Portfolio Turnover Rate	3	%(c)	18%	16%	5%	12%	28	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

10

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2015, the Fund used purchased and written put and call options to hedge against security prices (equity risk).A stock index fluctuates with changes in the fair values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2015:

	Number of Contracts	Cost
Options outstanding at December 31, 2014	1,034	$1,371,118
Options purchased	3,623	4,129,188
Options exercised	—	—
Options expired	(1,266)	(1,533,603)
Options closed	(2,384)	(2,888,045)

Options outstanding at June 30, 2015	1,007	$1,078,658

The Fund had the following transactions in written call and put options during the period ended June 30, 2015:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2014	(1,034)	$(4,598,555)
Options written	(5,888)	(19,222,739)
Options exercised	—	107,917
Options expired	75	—
Options closed	5,840	19,737,098

Options outstanding at June 30, 2015	(1,007)	$(3,976,279)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value
Equity Risk Exposure

Equity Contracts	Investment securities, at value (purchased options)	$1,180,865	Written options	$1,729,685

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on options contracts/Change in unrealized appreciation/depreciation on investments	$571,604	$2,730,945

11

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,161 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

12

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied. Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$209,846,315	$—	$209,846,315
Purchased Options	1,180,865	—	1,180,865
Unaffiliated Investment Company	5,781,624	—	5,781,624

Total Investment Securities	216,808,804	—	216,808,804

Other Financial Instruments:*
Written Options	2,246,594	—	2,246,594

Total Investments	$219,055,398	$—	$219,055,398

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Gateway Fund	$5,892,283	$10,911,169

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all

13

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $159,049,949. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$61,089,352
Unrealized depreciation	(3,330,497)

Net unrealized appreciation/(depreciation)	$57,758,855

As of the end of its tax year ended December 31, 2014, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2018
AZL Gateway Fund	$10,170

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Gateway Fund	$22,222,306	$20,074,988	$42,297,294

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Gateway Fund	$2,524,790	$—	$2,524,790

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Gateway Fund	$2,444,751	$—	$(42,307,464)	$59,703,116	$19,840,403

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

14

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® International Index Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 13

Statement of Operations Page 13

Statements of Changes in Net Assets Page 14

Financial Highlights Page 15

Notes to the Financial Statements Page 16

Other Information Page 22

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL International Index Fund	$1,000.00	$1,060.20	$3.73	0.73%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL International Index Fund	$1,000.00	$1,021.17	$3.66	0.73%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Japan	22.4%
United Kingdom	19.0
Switzerland	9.6
France	9.0
Germany	8.7
Australia	6.7
Spain	3.4
Netherlands	3.2
Hong Kong	2.9
Sweden	2.8
All other countries	10.3

Total Common Stocks and Preferred Stocks	98.0
Rights	— ^
Securities Held as Collateral for Securities on Loan	2.9
Money Market	0.1

Total Investment Securities	101.0
Net other assets (liabilities)	(1.0)

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks (97.4%):
Aerospace & Defense (0.9%):
137,694	BAE Systems plc	$977,073
47,975	Cobham plc	198,091
25,542	European Aeronautic Defence & Space Co. NV	1,654,603
16,535	Finmeccanica SpA*	207,664
35,667	Meggitt plc	261,638
80,137	Rolls-Royce Holdings plc	1,096,703
12,437	Safran SA	842,031
74,800	Singapore Technologies Engineering, Ltd.	183,148
4,546	Thales SA	274,983
8,663	Zodiac Aerospace	281,893

		5,977,827

Air Freight & Logistics (0.2%):
37,424	Bollore	199,604
42,031	Deutsche Post AG	1,227,715
34,556	Royal Mail plc	279,154
21,397	TNT Express NV	181,382
14,300	Yamato Holdings Co., Ltd.	275,912

		2,163,767

Airlines (0.1%):
47,000	All Nippon Airways Co., Ltd.	127,486
44,000	Cathay Pacific Airways, Ltd.	108,109
10,558	Deutsche Lufthansa AG, Registered Shares*	136,079
7,065	easyJet plc	171,435
35,080	International Consolidated Airlines Group SA*	273,789
5,370	Japan Airlines Co., Ltd.	187,189
24,606	Qantas Airways, Ltd.*	59,689
1,400	Ryanair Holdings plc, ADR	99,890
27,200	Singapore Airlines, Ltd.	216,922

		1,380,588

Auto Components (1.2%):
8,000	Aisin Sieki Co., Ltd.	339,989
27,700	Bridgestone Corp.	1,023,998
8,055	Compagnie Generale des Establissements Michelin SCA, Class B	845,490
4,791	Continental AG	1,133,137
20,700	Denso Corp.	1,030,329
72,386	GKN plc	379,992
4,200	Koito Manufacturing Co., Ltd.	163,710
7,600	NGK Spark Plug Co., Ltd.	210,314
6,000	NHK SPRING Co., Ltd.	66,008
4,400	NOK Corp.	136,376
5,373	Nokian Renkaat OYJ	168,290
11,404	Pirelli & C. SpA	192,058
5,700	Stanley Electric Co., Ltd.	119,039
33,200	Sumitomo Electric Industries, Ltd.	514,335
6,800	Sumitomo Rubber Industries, Ltd.	105,195
4,500	The Yokohama Rubber Co., Ltd.^	90,325
3,300	Toyoda Gosei Co., Ltd.	79,350
6,900	Toyota Industries Corp.	393,181
3,394	Valeo SA	536,459

		7,527,575

Automobiles (3.7%):
14,395	Bayerische Motoren Werke AG (BMW)^	1,574,719
7,600	Daihatsu Motor Co., Ltd.	108,170

Shares		Fair Value

Common Stocks, continued
Automobiles, continued
41,451	Daimler AG, Registered Shares	$3,770,633
38,241	Fiat Chrysler Automobiles NV*	559,573
25,000	Fuji Heavy Industries, Ltd.	918,383
70,800	Honda Motor Co., Ltd.	2,289,077
25,000	Isuzu Motors, Ltd.	328,089
23,500	Mazda Motor Corp.	462,445
27,000	Mitsubishi Motors Corp.	229,791
108,500	Nissan Motor Co., Ltd.	1,127,176
18,544	PSA Peugeot Citroen SA*	380,520
8,323	Renault SA	869,114
15,600	Suzuki Motor Corp.	526,625
118,100	Toyota Motor Corp.	7,899,638
1,518	Volkswagen AG^	351,127
10,700	Yamaha Motor Co., Ltd.	233,856

		21,628,936

Banks (14.2%):
49,000	Aozora Bank, Ltd.	184,554
119,760	Australia & New Zealand Banking Group, Ltd.	2,967,013
9,434	Banca Monte dei Paschi di Siena SpA*	18,352
268,574	Banco Bilbao Vizcaya Argentaria SA	2,641,595
1,835,632	Banco Commercial Portugues SA*	159,378
212,395	Banco de Sabadell SA	512,272
15,088	Banco Popolare SC*	247,893
77,057	Banco Popular Espanol SA	374,860
599,202	Banco Santander SA	4,182,362
43,785	Bank Hapoalim BM	235,929
63,223	Bank Leumi Le*	267,492
54,800	Bank of East Asia, Ltd. (The)^	239,610
1,187,306	Bank of Ireland*	479,273
16,000	Bank of Kyoto, Ltd. (The)	183,351
15,688	Bank of Queensland, Ltd.	153,467
47,000	Bank of Yokohama, Ltd. (The)	288,016
196,123	Bankia SA*	249,423
29,008	Bankinter SA	215,032
714,687	Barclays plc	2,922,220
21,061	Bendigo & Adelaide Bank, Ltd.	198,980
46,044	BNP Paribas SA	2,775,769
161,000	BOC Hong Kong Holdings, Ltd.	669,509
29,000	Chiba Bank, Ltd. (The)	220,910
7,800	Chugoku Bank, Ltd. (The)	122,980
142,030	Chuo Mitsui Trust Holdings, Inc.	649,934
45,445	Commerzbank AG*	580,625
70,224	Commonwealth Bank of Australia	4,576,980
44,516	Credit Agricole SA	661,268
97,612	Criteria Caixacorp SA	453,659
31,055	Danske Bank A/S	915,107
73,700	DBS Group Holdings, Ltd.	1,131,142
42,391	DnB NOR ASA	706,578
11,791	Erste Group Bank AG*	334,579
31,000	Fukuoka Financial Group, Inc.	160,677
16,000	Gunma Bank, Ltd. (The)	118,106
18,000	Hachijuni Bank, Ltd. (The)	135,797
33,300	Hang Seng Bank, Ltd.	650,786
21,000	Hiroshima Bank, Ltd. (The)	125,463
53,000	Hokuhoku Financial Group, Inc.	125,055

Continued

2

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Banks, continued
830,185	HSBC Holdings plc	$7,431,240
167,576	ING Groep NV	2,778,344
56,198	Intesa Sanpaolo	179,141
537,621	Intesa Sanpaolo SpA	1,946,642
11,000	Iyo Bank, Ltd. (The)	135,062
28,000	Joyo Bank, Ltd. (The)	156,828
10,830	KBC Groep NV	722,914
2,466,388	Lloyds Banking Group plc	3,310,320
550,800	Mitsubishi UFJ Financial Group, Inc.	3,941,966
5,321	Mizrahi Tefahot Bank, Ltd.	66,033
1,011,139	Mizuho Financial Group, Inc.	2,180,612
112,865	National Australia Bank, Ltd.	2,879,485
41,721	Natixis	299,921
131,588	Nordea Bank AB	1,639,328
125,899	Oversea-Chinese Banking Corp., Ltd.	950,829
5,297	Raiffeisen International Bank-Holding AG*^	76,927
99,487	Resona Holdings, Inc.	541,688
109,354	Royal Bank of Scotland Group plc*	604,125
26,200	Seven Bank, Ltd.	121,077
79,000	Shinsei Bank, Ltd.	158,968
22,000	Shizuoka Bank, Ltd. (The)	229,671
66,804	Skandinaviska Enskilda Banken AB, Class A	853,671
31,349	Societe Generale	1,462,386
106,690	Standard Chartered plc	1,706,418
55,169	Sumitomo Mitsui Financial Group, Inc.	2,451,705
7,200	Suruga Bank, Ltd.	154,396
66,165	Svenska Handelsbanken AB, A Shares	964,876
39,677	Swedbank AB, A Shares	924,616
36,738	UBI Banca—Unione di Banche Italiane SCPA	294,314
186,590	UniCredit SpA	1,251,671
55,473	United Overseas Bank, Ltd.	949,409
134,395	Westpac Banking Corp.	3,331,642
9,000	Yamaguchi Financial Group, Inc.	112,068

		76,644,289

Beverages (2.5%):
34,783	Anheuser-Busch InBev NV	4,185,776
16,700	Asahi Breweries, Ltd.	530,849
4,441	Carlsberg A/S, Class B	403,158
26,462	Coca-Cola Amatil, Ltd.	185,776
8,531	Coca-Cola HBC AG	183,087
108,048	Diageo plc	3,131,409
4,154	Heineken Holding NV	292,389
10,024	Heineken NV	763,049
35,300	Kirin Holdings Co., Ltd.	485,948
9,255	Pernod Ricard SA	1,070,591
1,111	Remy Cointreau SA	79,947
42,166	SABMiller plc	2,185,676
5,700	Suntory Beverage & Food, Ltd.	229,197
29,142	Treasury Wine Estates, Ltd.	111,364

		13,838,216

Biotechnology (0.3%):
4,483	Actelion, Ltd., Registered Shares	657,579
20,559	CSL, Ltd.	1,364,413
6,330	Grifols SA	255,643

		2,277,635

Shares		Fair Value

Common Stocks, continued
Building Products (0.7%):
42,000	Asahi Glass Co., Ltd.	$251,794
43,836	Assa Abloy AB, Class B	825,884
20,341	Compagnie de Saint-Gobain SA	915,288
10,100	Daikin Industries, Ltd.	726,372
1,639	Geberit AG, Registered Shares	547,400
11,500	Lixil Group Corp.	228,109
13,000	TOTO, Ltd.	234,131

		3,728,978

Capital Markets (2.0%):
40,065	3i Group plc	324,795
38,917	Aberdeen Asset Management plc	246,751
65,851	Credit Suisse Group AG	1,809,902
70,300	Daiwa Securities Group, Inc.	525,182
59,501	Deutsche Bank AG, Registered Shares	1,786,823
11,503	Hargreaves Lansdown plc	208,196
24,251	ICAP plc	201,558
25,402	Investec plc	228,082
9,814	Julius Baer Group, Ltd.	551,487
12,673	Macquarie Group, Ltd.	796,100
24,404	Mediobanca SpA	238,925
154,200	Nomura Holdings, Inc.	1,039,461
697	Partners Group Holding AG	208,176
10,205	Platinum Asset Management, Ltd.	58,546
9,090	SBI Holdings, Inc.	125,096
5,557	Schroders plc	277,053
157,004	UBS Group AG	3,329,872

		11,956,005

Chemicals (3.6%):
14,902	Air Liquide SA	1,882,614
8,000	Air Water, Inc.	146,026
10,426	AkzoNobel NV	761,692
2,834	Arkema, Inc.	204,172
53,000	Asahi Kasei Corp.	434,214
39,679	BASF SE	3,486,441
5,724	Croda International plc	247,316
14,000	Daicel Chemical Industries, Ltd.	179,714
358	Ems-Chemie Holding AG	150,955
4,059	Evonik Industries AG	154,751
2,843	Fuchs Petrolub SE	120,036
402	Givaudan SA, Registered Shares	696,843
4,200	Hitachi Chemical Co., Ltd.	75,686
68,680	Incitec Pivot, Ltd.	202,680
21,865	Israel Chemicals, Ltd.	152,853
103	Israel Corp., Ltd. (The)	36,346
8,985	Johnson Matthey plc	428,830
8,800	JSR Corp.	155,276
8,270	K+S AG, Registered Shares	348,227
10,000	Kaneka Corp.	73,726
10,000	Kansai Paint Co., Ltd.	154,892
7,763	Koninklijke DSM NV	451,232
14,100	Kuraray Co., Ltd.	172,363
3,952	Lanxess AG	232,940
8,030	Linde AG	1,520,287
57,600	Mitsubishi Chemical Holdings Corp.	361,290

Continued

3

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Chemicals, continued
16,000	Mitsubishi Gas Chemical Co., Inc.	$89,566
35,000	Mitsui Chemicals, Inc.	129,791
6,600	Nippon Paint Holdings Co., Ltd.^	186,171
7,000	Nitto Denko Corp.	574,918
10,265	Novozymes A/S, B Shares	489,007
15,601	Orica, Ltd.^	255,652
17,500	Shin-Etsu Chemical Co., Ltd.	1,085,595
97	Sika AG, Bearer Shares	341,937
2,723	Solvay SA	374,233
64,000	Sumitomo Chemical Co., Ltd.	384,478
5,287	Symrise AG	327,984
4,015	Syngenta AG, Registered Shares	1,645,702
6,300	Taiyo Nippon Sanso Corp.^	76,194
39,000	Teijin, Ltd.	151,258
67,000	Toray Industries, Inc.	565,764
4,424	Umicore	209,637
7,577	Yara International ASA	395,494

		20,114,783

Commercial Services & Supplies (0.5%):
11,031	Aggreko plc	249,171
10,277	Babcock International Group plc	174,206
66,228	Brambles, Ltd.	538,566
23,000	Dai Nippon Printing Co., Ltd.	237,463
8,715	Edenred	215,284
65,671	G4S plc	276,899
6,413	ISS A/S	211,295
4,200	Park24 Co., Ltd.	71,911
9,000	SECOM Co., Ltd.	583,877
13,436	Securitas AB, B Shares	177,601
1,176	Societe BIC SA	187,686
23,000	Toppan Printing Co., Ltd.	192,305

		3,116,264

Communications Equipment (0.5%):
117,235	Alcatel-Lucent*	427,883
159,845	Nokia Oyj^	1,082,883
131,668	Telefonaktiebolaget LM Ericsson, B Shares	1,363,665

		2,874,431

Construction & Engineering (0.7%):
8,507	ACS, Actividades de Construccion y Servicios SA	274,447
8,652	Bouygues SA	322,703
6,000	Chiyoda Corp.	53,115
4,350	Cimic Group, Ltd.	72,541
19,626	Ferrovial SA	426,627
9,000	JGC Corp.	169,878
37,000	Kajima Corp.	173,732
3,737	Koninklijke Boskalis Westminster NV^	183,427
29,000	Obayashi Corp.	211,461
3,657	OCI NV	103,666
24,000	Shimizu Corp.	202,061
15,612	Skanska AB, Class B	316,557
43,000	TAISEI Corp.	246,832
20,514	Vinci SA	1,184,980

		3,942,027

Shares		Fair Value

Common Stocks, continued
Construction Materials (0.6%):
33,601	Boral, Ltd.	$150,845
34,590	CRH plc	975,352
32,082	Fletcher Building, Ltd.	176,815
6,040	HeidelbergCement AG	478,813
9,932	Holcim, Ltd., Registered Shares	734,431
1,398	Imerys SA	106,945
18,616	James Hardie Industries SE	248,427
8,237	Lafarge SA	544,843
49,000	Taiheiyo Cement Corp.	143,269

		3,559,740

Consumer Finance (0.1%):
18,900	ACOM Co., Ltd.*^	72,367
4,900	Aeon Credit Service Co., Ltd.	136,010
6,600	Credit Saison Co., Ltd.	141,974

		350,351

Containers & Packaging (0.1%):
53,001	Amcor, Ltd.	559,908
29,346	Rexam plc	254,635
6,400	Toyo Seikan Kaisha, Ltd.	102,502

		917,045

Distributors (0.0%):
4,400	Jardine Cycle & Carriage, Ltd.	108,015

Diversified Consumer Services (0.0%):
3,100	Benesse Holdings, Inc.	77,572

Diversified Financial Services (0.9%):
7,909	ASX, Ltd.	242,596
8,470	Deutsche Boerse AG	700,975
1,692	Eurazeo	111,877
4,081	EXOR SpA^	194,622
93,750	First Pacific Co., Ltd.	78,998
3,376	Groupe Bruxelles Lambert SA	271,651
47,900	Hong Kong Exchanges & Clearing, Ltd.	1,688,159
7,850	Industrivarden AB, C Shares	147,842
19,762	Investor AB, B Shares	735,739
11,800	Japan Exchange Group, Inc.	382,790
9,680	Kinnevik Investment AB, Class B	305,903
13,349	London Stock Exchange Group plc	497,906
21,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	119,771
56,300	ORIX Corp.	840,663
1,526	Pargesa Holding SA	102,483
34,000	Singapore Exchange, Ltd.	197,010

		6,618,985

Diversified Telecommunication Services (2.9%):
6,419	Belgacom SA	226,356
89,571	Bezeq Israeli Telecommunication Corp., Ltd. (The)	152,638
361,509	BT Group plc	2,559,837
136,605	Deutsche Telekom AG, Registered Shares	2,351,389
6,107	Elisa OYJ	193,366
80,538	France Telecom SA^	1,245,995
110,820	HKT Trust & HKT, Ltd.	130,333
1,172	Iliad SA	259,237
19,887	Inmarsat plc	285,679

Continued

4

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Diversified Telecommunication Services, continued
139,931	Koninklijke (Royal) KPN NV	$536,971
33,152	Nippon Telegraph & Telephone Corp.	1,199,977
175,000	PCCW, Ltd.	104,255
353,700	Singapore Telecommunications, Ltd.	1,099,973
1,106	Swisscom AG, Registered Shares^	619,623
34,301	TDC A/S	251,287
78,865	Telecom Corp. of New Zealand, Ltd.	149,215
273,349	Telecom Italia SpA^	278,259
429,926	Telecom Italia SpA*	545,284
24,007	Telefonica Deutschland Holding AG^	138,616
191,790	Telefonica SA	2,732,939
31,690	Telenor ASA	695,374
113,660	TeliaSonera AB	668,996
181,710	Telstra Corp., Ltd.	856,096
11,577	TPG Telecom, Ltd.	79,936

		17,361,631

Electric Utilities (1.8%):
72,399	AusNet Services	77,835
26,000	Cheung Kong Infrastructure Holdings, Ltd.	201,778
29,100	Chubu Electric Power Co., Inc.	433,633
13,700	Chugoku Electric Power Co., Inc. (The)	199,660
82,500	CLP Holdings, Ltd.	703,445
19,776	Contact Energy, Ltd.	67,124
93,919	EDP - Energias de Portugal SA	356,329
10,741	Electricite de France	239,376
13,903	Endesa SA^	266,467
304,634	Enel SpA	1,377,121
18,976	Fortum OYJ	337,594
7,100	Hokuriku Electric Power Co.	105,683
59,000	Hongkong Electric Holdings, Ltd.	537,492
232,006	Iberdrola SA	1,566,968
29,500	Kansai Electric Power Co., Inc. (The)*	326,115
18,100	Kyushu Electric Power Co., Inc.*	209,609
31,280	Mighty River Power, Ltd.	59,097
3,926	Red Electrica Corporacion SA^	315,302
43,075	Scottish & Southern Energy plc	1,040,999
7,500	Shikoku Electric Power Co., Inc.	112,135
70,604	Terna SpA	311,680
19,500	Tohoku Electric Power Co., Inc.	263,774
62,100	Tokyo Electric Power Co., Inc. (The)*	338,229

		9,447,445

Electrical Equipment (1.2%):
95,397	ABB, Ltd.	1,999,508
8,973	Alstom SA*	254,396
23,000	Fuji Electric Holdings Co., Ltd.	98,853
11,257	Legrand SA	631,442
2,100	Mabuchi Motor Co., Ltd.	132,709
84,000	Mitsubishi Electric Corp.	1,082,973
9,400	Nidec Corp.	705,148
3,810	OSRAM Licht AG	182,355
9,399	Prysmian SpA	202,834
24,006	Schneider Electric SA	1,655,492
9,547	Vestas Wind Systems A/S	477,961

		7,423,671

Shares		Fair Value

Common Stocks, continued
Electronic Equipment, Instruments & Components (1.2%):
9,200	Citizen Holdings Co., Ltd.	$64,159
6,000	Hamamatsu Photonics K.K.	176,451
10,687	Hexagon AB, B Shares	387,115
1,295	Hirose Electric Co., Ltd.	185,323
3,200	Hitachi High-Technologies Corp.	90,539
210,100	Hitachi, Ltd.	1,384,051
4,800	IBIDEN Co., Ltd.	81,424
14,900	Japan Display, Inc.*	55,965
1,970	Keyence Corp.	1,062,284
13,800	Kyocera Corp.	717,162
8,900	Murata Manufacturing Co., Ltd.	1,551,928
16,000	Nippon Electric Glass Co., Ltd.	80,927
8,400	Omron Corp.	364,883
11,000	Shimadzu Corp.	149,199
5,300	TDK Corp.	407,990
8,600	Yaskawa Electric Corp.^	109,890
9,500	Yokogawa Electric Corp.	122,077

		6,991,367

Energy Equipment & Services (0.2%):
16,640	AMEC plc	213,534
11,969	Petrofac, Ltd.	174,169
11,126	Saipem SpA*^	117,616
15,214	Seadrill, Ltd.^	158,272
11,410	Subsea 7 SA*^	111,628
4,210	Technip-Coflexip SA	260,732
21,314	Tenaris SA	287,672
15,161	Transocean, Ltd.^	246,048
9,028	WorleyParsons, Ltd.	71,958

		1,641,629

Food & Staples Retailing (1.6%):
29,000	Aeon Co., Ltd.	411,417
23,415	Carrefour SA^	748,967
2,351	Casino Guichard-Perrachon SA	177,942
3,083	Colruyt SA	137,924
4,359	Delhaize Group	359,555
26,252	Distribuidora Internacional de Alimentacion SA^	200,945
2,300	FamilyMart Co., Ltd.	105,665
3,375	ICA Gruppen AB	119,730
59,361	J Sainsbury plc	247,331
12,095	Jeronimo Martins SGPS SA	155,323
37,998	Koninklijke Ahold NV	714,450
2,800	LAWSON, Inc.	191,558
6,972	Metro AG	219,757
32,700	Seven & I Holdings Co., Ltd.	1,404,376
344,734	Tesco plc	1,150,373
48,550	Wesfarmers, Ltd.	1,455,058
93,885	William Morrison Supermarkets plc	266,472
54,975	Woolworths, Ltd.	1,137,421

		9,204,264

Food Products (4.0%):
24,000	Ajinomoto Co., Inc.	519,545
3,899	Aryzta AG^	192,398
15,409	Associated British Foods plc	696,007

Continued

5

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Food Products, continued
92	Barry Callebaut AG, Registered Shares	$104,654
3,300	Calbee, Inc.	138,743
25,028	Danone SA	1,616,702
288,782	Golden Agri-Resources, Ltd.	87,887
6,948	Kerry Group plc, Class A	514,604
6,000	Kikkoman Corp.	187,333
43	Lindt & Spruengli AG	227,270
4	Lindt & Spruengli AG, Registered Shares	249,936
2,626	Meiji Holdings Co., Ltd.	338,766
139,296	Nestle SA, Registered Shares	10,071,779
9,000	Nippon Meat Packers, Inc.	204,896
9,645	Nisshin Seifun Group, Inc.	128,212
2,600	Nissin Foods Holdings Co., Ltd.	114,029
36,333	Orkla ASA, Class A	285,489
19,587	Tate & Lyle plc	159,781
3,800	Toyo Suisan Kaisha, Ltd.	138,265
70,096	Unilever NV	2,929,246
55,139	Unilever plc	2,369,793
301,000	WH Group, Ltd.*	204,084
82,500	Wilmar International, Ltd.	200,745
3,800	Yakult Honsha Co., Ltd.	224,707
5,000	Yamazaki Baking Co., Ltd.^	83,205

		21,988,076

Gas Utilities (0.6%):
47,414	APA Group	299,028
6,986	Enagas^	190,393
16,215	Gas Natural SDG SA^	368,500
305,212	Hong Kong & China Gas Co., Ltd.	639,993
80,000	Osaka Gas Co., Ltd.	315,738
97,701	Snam Rete Gas SpA	464,212
18,000	Toho Gas Co., Ltd.	106,572
101,000	Tokyo Gas Co., Ltd.	535,947

		2,920,383

Health Care Equipment & Supplies (0.9%):
2,467	Cochlear, Ltd.	151,802
4,936	Coloplast A/S, Class B	324,611
17,070	Elekta AB, B Shares^	107,100
8,914	Essilor International SA Compagnie Generale d’Optique	1,062,112
8,480	Getinge AB, B Shares^	204,094
18,400	HOYA Corp.	736,905
11,500	Olympus Co., Ltd.	396,536
38,958	Smith & Nephew plc	658,179
2,183	Sonova Holding AG, Registered Shares	295,580
6,200	Sysmex Corp.	369,104
12,700	Terumo Corp.^	305,350
1,254	William Demant Holding A/S*^	95,564

		4,706,937

Health Care Providers & Services (0.5%):
6,800	Alfresa Holdings Corp.	105,704
9,422	Fresenius Medical Care AG & Co., KGaA	777,348
16,550	Fresenius SE & Co. KGaA	1,065,309
49,452	Healthscope, Ltd.	103,127

Shares		Fair Value

Common Stocks, continued
Health Care Providers & Services, continued
6,500	Medipal Holdings Corp.	$105,793
2,100	Miraca Holdings, Inc.	104,649
6,119	Ramsay Health Care, Ltd.	289,730
13,306	Ryman Healthcare, Ltd.	71,546
17,423	Sonic Healthcare, Ltd.	287,057
3,270	Suzuken Co., Ltd.	104,504

		3,014,767

Health Care Technology (0.0%):
7,700	M3, Inc.	154,669

Hotels, Restaurants & Leisure (1.1%):
8,969	Accor SA	453,585
23,475	Aristocrat Leisure, Ltd.	137,420
7,696	Carnival plc	393,571
72,419	Compass Group plc	1,199,408
15,340	Crown, Ltd.	143,426
2,307	Flight Centre, Ltd.^	60,604
99,000	Galaxy Entertainment Group, Ltd.	394,337
256,857	Genting Singapore plc	170,589
10,487	InterContinental Hotels Group plc	423,014
2,929	McDonald’s Holdings Co., Ltd.^	61,862
30,653	Merlin Entertainments plc	205,507
38,000	MGM China Holdings, Ltd.	62,029
8,700	Oriental Land Co., Ltd.	555,205
108,900	Sands China, Ltd.	366,396
51,333	Shangri-La Asia, Ltd.	71,407
86,000	SJM Holdings, Ltd.^	93,210
4,020	Sodexo, Inc.	381,414
33,961	Tabcorp Holdings, Ltd.	118,397
66,313	Tatts Group, Ltd.	189,232
19,351	TUI AG	313,594
7,973	Whitbread plc	620,222
39,539	William Hill plc	250,718
65,200	Wynn Macau, Ltd.	108,453

		6,773,600

Household Durables (1.0%):
42,498	Barratt Developments plc	410,073
8,600	Casio Computer Co., Ltd.^	169,547
10,232	Electrolux AB, Series B	320,318
16,881	Husqvarna AB, B Shares^	127,185
6,800	Iida Group Holdings Co., Ltd.	108,256
14,600	Nikon Corp.^	168,779
95,800	Panasonic Corp.	1,312,818
13,519	Persimmon plc*	420,070
1,700	Rinnai Corp.	134,547
17,000	Sekisui Chemical Co., Ltd.	208,175
25,100	Sekisui House, Ltd.	397,663
66,000	Sharp Corp.*^	80,561
50,600	Sony Corp.*	1,436,067
139,373	Taylor Wimpey plc	406,426
63,500	Techtronic Industries Co., Ltd.	209,096

		5,909,581

Continued

6

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Household Products (0.7%):
4,404	Henkel AG & Co. KGaA	$420,832
27,736	Reckitt Benckiser Group plc	2,394,547
25,867	Svenska Cellulosa AB, B Shares	657,921
15,500	Unicharm Corp.	368,328

		3,841,628

Independent Power and Renewable Electricity Producers (0.0%):
6,100	Electric Power Development Co., Ltd.	215,335
77,089	Enel Green Power SpA	150,534
56,029	Meridian Energy, Ltd.*	81,923

		447,792

Industrial Conglomerates (1.1%):
22,000	Keihan Electric Railway Co., Ltd.	129,089
61,800	Keppel Corp., Ltd.	376,740
40,748	Koninklijke Philips Electronics NV	1,039,874
66,390	NWS Holdings, Ltd.	95,709
4,800	Seibu Holdings, Inc.	111,506
49,600	SembCorp Industries, Ltd.	143,233
34,139	Siemens AG, Registered Shares	3,437,530
16,833	Smiths Group plc	298,271
175,000	Toshiba Corp.	599,736
1,293	Wendel	158,416

		6,390,104

Insurance (5.5%):
9,593	Admiral Group plc	208,818
79,958	AEGON NV	587,002
8,700	Ageas NV	335,004
520,600	AIA Group, Ltd.	3,402,734
19,741	Allianz SE, Registered Shares +	3,073,106
130,254	AMP, Ltd.	599,088
50,811	Assicurazioni Generali SpA	914,371
173,397	Aviva plc	1,343,764
84,396	AXA SA	2,126,538
2,231	Baloise Holding AG, Registered Shares	271,933
6,995	CNP Assurances	116,755
46,500	Dai-ichi Life Insurance Co., Ltd. (The)	913,330
10,252	Delta Lloyd NV	168,626
58,106	Direct Line Insurance Group plc	306,808
8,863	Gjensidige Forsikring ASA	142,803
2,639	Hannover Rueckversicherung AG, Registered Shares	255,873
97,467	Insurance Australia Group, Ltd.	418,896
259,321	Legal & General Group plc	1,013,120
48,364	MAPFRE SA^	166,937
116,605	Medibank Private, Ltd.*	180,624
21,911	MS&AD Insurance Group Holdings, Inc.	682,160
7,495	Muenchener Rueckversicherungs-Gesellschaft AG	1,328,272
14,125	NKSJ Holdings, Inc.	517,997
8,316	NN Group NV	233,538
213,885	Old Mutual plc	676,402
110,316	Prudential plc	2,661,557
59,892	QBE Insurance Group, Ltd.	628,183
41,087	RSA Insurance Group plc	256,160
18,984	Sampo OYJ, A Shares	895,860
6,720	SCOR SA	236,852

Shares		Fair Value

Common Stocks, continued
Insurance, continued
7,100	Sony Financial Holdings, Inc.	$124,379
84,786	Standard Life plc	590,810
57,978	Suncorp-Metway, Ltd.	599,845
1,372	Swiss Life Holding AG, Registered Shares	314,695
15,261	Swiss Re AG^	1,350,238
24,536	T&D Holdings, Inc.	365,539
30,200	Tokio Marine Holdings, Inc.	1,252,417
4,685	Tryg A/S	97,548
44,025	UnipolSai SpA	108,968
6,432	Zurich Insurance Group AG	1,961,092

		31,428,642

Internet & Catalog Retail (0.1%):
33,300	Rakuten, Inc.	536,412

Internet Software & Services (0.1%):
7,200	Kakaku.com, Inc.	104,521
1,600	mixi, Inc.^	79,426
5,181	United Internet AG, Registered Shares	230,259
60,200	Yahoo! Japan Corp.	242,736

		656,942

IT Services (0.4%):
19,654	Amadeus IT Holding SA	782,425
3,584	Atos Origin SA	268,106
6,637	Cap Gemini SA	588,709
18,969	Computershare, Ltd.	170,681
81,000	Fujitsu, Ltd.	451,691
2,600	Itochu Techno-Solutions Corp.	64,696
4,600	Nomura Research Institute, Ltd.	179,801
5,400	NTT Data Corp.	235,901
2,400	Otsuka Corp.	112,088

		2,854,098

Leisure Products (0.2%):
7,100	Namco Bandai Holdings, Inc.	137,123
2,000	Sankyo Co., Ltd.	70,733
7,400	Sega Sammy Holdings, Inc.	96,710
3,600	Shimano, Inc.	490,959
7,400	Yamaha Corp.	149,208

		944,733

Life Sciences Tools & Services (0.1%):
2,229	Lonza Group AG, Registered Shares	298,504
9,909	QIAGEN NV*	244,179

		542,683

Machinery (2.5%):
13,395	Alfa Laval AB^	235,595
14,500	AMADA Co., Ltd.	153,116
3,484	Andritz AG	192,680
16,262	Atlas Copco AB, B Shares	404,712
28,512	Atlas Copco AB, A Shares	797,184
42,241	CNH Industrial NV	384,900
8,800	Fanuc, Ltd.	1,796,704
8,127	GEA Group AG	362,361
11,000	Hino Motors, Ltd.	135,952
4,300	Hitachi Construction Machinery Co., Ltd.	75,294

Continued

7

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Machinery, continued
62,000	IHI Corp.	$289,028
12,298	IMI plc	217,205
8,300	JTEKT Corp.	157,012
60,000	Kawasaki Heavy Industries, Ltd.	279,727
39,700	Komatsu, Ltd.	795,676
13,810	Kone OYJ, B Shares^	561,399
49,000	Kubota Corp.	776,723
5,100	Kurita Water Industries, Ltd.	118,642
5,300	Makita Corp.	287,205
1,549	MAN AG^	159,538
42,654	Melrose Industries plc	165,742
4,769	Metso Corp. OYJ^	130,901
15,000	Minebea Co., Ltd.	247,362
130,000	Mitsubishi Heavy Industries, Ltd.	790,387
5,000	Nabtesco Corp.	124,813
11,000	NGK Insulators, Ltd.	283,375
19,500	NSK, Ltd.	301,015
45,368	Sandvik AB	501,142
923	Schindler Holding AG, Registered Shares	150,663
1,929	Schindler Holding AG^	315,962
41,200	SembCorp Marine, Ltd.^	86,848
16,883	SKF AB, B Shares	385,020
2,300	SMC Corp.	692,018
1,052	Sulzer AG, Registered Shares^	108,019
23,000	Sumitomo Heavy Industries, Ltd.	133,728
5,600	THK Co., Ltd.	120,935
4,324	Vallourec SA	88,202
67,605	Volvo AB, B Shares	838,526
6,237	Wartsila Corp. OYJ, Class B	292,048
9,660	Weir Group plc (The)	257,281
84,550	Yangzijiang Shipbuilding Holdings, Ltd.	88,857
7,826	Zardoya Otis SA	85,157

		14,368,654

Marine (0.3%):
304	A.P. Moeller - Maersk A/S, Class B^	551,554
170	A.P. Moller - Maersk A/S, Class A	298,101
2,235	Kuehne & Nagel International AG, Registered Shares^	296,961
52,000	Mitsui O.S.K. Lines, Ltd.	166,174
74,000	Nippon Yusen Kabushiki Kaisha	205,975

		1,518,765

Media (1.9%):
3,855	Altice SA*	534,068
1,780	Axel Springer AG^	93,416
43,867	British Sky Broadcasting Group plc	715,421
9,377	Dentsu, Inc.	488,991
7,412	Eutelsat Communications SA	239,076
9,700	Hakuhodo DY Holdings, Inc.	103,581
166,838	ITV plc	689,251
3,488	JCDecaux SA	145,338
954	Kabel Deutschland Holding AG*^	127,590
5,258	Lagardere SCA	153,192
4,077	Numericable-SFR*	216,490
35,945	Pearson plc	681,069

Shares		Fair Value

Common Stocks, continued
Media, continued
9,389	ProSiebenSat.1 Media AG, Registered Share	$463,484
7,981	Publicis Groupe SA	589,354
2,344	REA Group, Ltd.	70,380
49,508	Reed Elsevier plc	805,962
28,075	Relx NV	667,841
1,679	RTL Group	152,020
13,715	SES Global, Class A	460,135
62,268	Singapore Press Holdings, Ltd.^	188,537
2,187	Telenet Group Holding NV*	119,114
4,700	Toho Co., Ltd.	117,478
49,847	Vivendi Universal SA	1,258,921
13,411	Wolters Kluwer NV	399,790
57,088	WPP plc	1,280,761

		10,761,260

Metals & Mining (2.8%):
105,355	Alumina, Ltd.	123,594
61,183	Anglo American plc	883,898
17,365	Antofagasta plc	187,949
46,041	ArcelorMittal^	448,211
91,071	BHP Billiton plc	1,788,573
139,021	BHP Billiton, Ltd.	2,825,349
11,164	Boliden AB	203,388
63,851	Fortescue Metals Group, Ltd.^	92,999
9,184	Fresnillo plc	100,221
480,423	Glencore International plc	1,928,276
9,000	Hitachi Metals, Ltd.	138,059
17,217	Iluka Resources, Ltd.	101,422
21,500	JFE Holdings, Inc.	476,877
127,000	Kobe Steel, Ltd.	213,621
1	Lonmin plc*	2
1,600	Maruichi Steel Tube, Ltd.	39,726
52,000	Mitsubishi Materials Corp.	199,570
33,984	Newcrest Mining, Ltd.*	343,486
323,480	Nippon Steel Corp.	837,823
56,771	Norsk Hydro ASA	239,350
4,087	Randgold Resources, Ltd.	274,168
54,748	Rio Tinto plc	2,251,365
18,509	Rio Tinto, Ltd.	763,095
89,554	South32, Ltd.*	120,992
136,122	South32, Ltd.*	187,959
21,000	Sumitomo Metal & Mining Co., Ltd.	319,364
15,588	ThyssenKrupp AG	405,504
4,828	Voestalpine AG^	200,552

		15,695,393

Multiline Retail (0.4%):
5,000	Don Quijote Co., Ltd.	212,199
23,568	Harvey Norman Holdings, Ltd.^	81,528
15,500	Isetan Mitsukoshi Holdings, Ltd.	276,907
10,100	J. Front Retailing Co., Ltd.	190,031
70,756	Marks & Spencer Group plc	596,565
11,000	MARUI GROUP Co., Ltd.	148,533
6,124	Next plc	717,398
11,000	Takashimaya Co., Ltd.	99,702

		2,322,863

Continued

8

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Multi-Utilities (1.2%):
30,045	AGL Energy, Ltd.	$357,880
215,770	Centrica plc	895,651
86,866	E.ON AG	1,156,771
62,924	Engie Group	1,165,914
162,382	National Grid plc	2,087,800
21,150	RWE AG	454,509
12,462	Suez Environnement Co.	231,479
19,513	Veolia Environnement	397,479

		6,747,483

Oil, Gas & Consumable Fuels (4.9%):
146,692	BG Group plc	2,440,644
788,001	BP plc	5,199,220
12,092	Caltex Australia, Ltd.	295,922
207	Delek Group, Ltd.	61,052
109,973	ENI SpA	1,950,470
16,434	Galp Energia SGPS SA	192,553
3,800	Idemitsu Kosan Co., Ltd.	74,562
40,200	INPEX Corp.	457,262
93,770	JX Holdings, Inc.	405,858
3,064	Koninklijke Vopak NV	154,882
8,745	Lundin Petroleum AB*^	149,820
5,333	Neste Oil OYJ	136,208
6,366	OMV AG	174,940
48,478	Origin Energy, Ltd.	443,758
44,273	Repsol SA	779,258
168,227	Royal Dutch Shell plc, A Shares	4,728,790
104,930	Royal Dutch Shell plc, B Shares	2,983,565
41,342	Santos, Ltd.	248,273
7,400	Showa Shell Sekiyu K.K.	64,621
49,184	Statoil ASA	878,435
12,000	TonenGeneral Sekiyu K.K.	111,931
92,252	Total SA	4,488,155
37,817	Tullow Oil plc	201,665
32,535	Woodside Petroleum, Ltd.	854,840

		27,476,684

Paper & Forest Products (0.2%):
15,746	Mondi plc	338,652
37,000	OYI Paper Co., Ltd.	160,739
23,095	Stora Enso OYJ, Registered Shares	237,671
23,668	UPM-Kymmene OYJ	419,964

		1,157,026

Personal Products (0.6%):
4,328	Beiersdorf AG	362,333
22,300	Kao Corp.	1,036,623
10,906	L’Oreal SA	1,944,089
15,600	Shiseido Co., Ltd.	353,882

		3,696,927

Pharmaceuticals (9.6%):
93,100	Astellas Pharma, Inc.	1,326,764
54,612	AstraZeneca plc	3,471,958
35,759	Bayer AG	5,003,020
9,400	Chugai Pharmaceutical Co., Ltd.	324,273
28,200	Daiichi Sankyo Co., Ltd.	520,357

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals, continued
6,600	Dainippon Sumitomo Pharma Co., Ltd.	$73,022
11,100	Eisai Co., Ltd.	743,572
210,137	GlaxoSmithKline plc	4,373,511
2,500	Hisamitsu Pharmaceutical Co., Inc.	96,826
9,000	Kyowa Hakko Kogyo Co., Ltd.	117,645
5,676	Merck KGaA	565,275
9,600	Mitsubishi Tanabe Pharma Corp.	143,623
99,360	Novartis AG, Registered Shares	9,816,695
82,180	Novo Nordisk A/S, B Shares	4,507,872
3,600	Ono Pharmaceutical Co., Ltd.	392,660
4,284	Orion OYJ, Class B	150,127
16,400	Otsuka Holdings Co., Ltd.	521,378
30,348	Roche Holding AG	8,522,585
51,335	Sanofi-Aventis SA	5,063,903
16,400	Santen Pharmaceutical Co., Ltd.	232,058
12,500	Shionogi & Co., Ltd.	484,242
25,366	Shire plc	2,038,666
1,300	Taisho Pharmaceutical Holdings Co., Ltd.	87,619
34,100	Takeda Pharmacuetical Co., Ltd.	1,645,796
36,968	Teva Pharmaceutical Industries, Ltd.	2,192,403
5,632	UCB SA	403,776

		52,819,626

Professional Services (0.5%):
7,454	Adecco SA, Registered Shares	606,532
11,419	Bureau Veritas SA	263,197
28,955	Capita Group plc	563,904
42,844	Experian plc	779,492
6,708	Intertek Group plc	257,967
5,334	Randstad Holding NV	348,674
5,900	Recruit Holdings Co., Ltd.	179,939
232	SGS SA, Registered Shares^	423,903

		3,423,608

Real Estate Investment Trusts (REITs) (1.5%):
83,800	Ascendas Real Estate Investment Trust	152,926
42,533	British Land Co. plc	530,858
85,100	CapitaCommercial Trust	98,452
98,900	CapitaMall Trust	157,561
39,111	Dexus Property Group	218,782
142,673	Federation Centres	320,823
1,091	Fonciere des Regions SA	92,892
1,564	Gecina SA	193,079
72,556	GPT Group (a)	237,969
33,596	Hammerson plc	325,277
1,483	ICADE	105,870
33	Japan Prime Realty Investment Corp.	102,776
62	Japan Real Estate Investment Corp.	281,391
106	Japan Retail Fund Investment Corp.	212,014
7,527	Klepierre	330,763
34,650	Land Securities Group plc	654,945
37,322	Liberty International plc	180,251
95,500	Link REIT (The)	558,658
77,428	Macquarie Goodman Group	373,547
169,047	Mirvac Group	240,807
69	Nippon Building Fund, Inc.	301,919

Continued

9

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
69	Nippon Prologis REIT, Inc.	$127,039
232,178	Scentre Group	670,443
30,546	SERGO plc	194,501
98,941	Stockland Trust Group	310,896
102,700	Suntec REIT	131,305
4,275	Unibail-Rodamco SE	1,084,632
108	United Urban Investment Corp.	152,678
86,959	Westfield Corp.	606,989

		8,950,043

Real Estate Management & Development (2.1%):
4,560	AEON Mall Co., Ltd.	85,709
2,494	Azrieli Group	99,603
74,028	BGP Holdings plc*(b)	—
109,000	CapitaLand, Ltd.	283,001
121,244	Cheung Kong Property Holdings, Ltd.*	1,005,765
20,400	City Developments, Ltd.	147,686
116,744	CK Hutchison Holdings, Ltd.	1,711,961
3,100	Daito Trust Construction Co., Ltd.	320,533
25,800	Daiwa House Industry Co., Ltd.	601,116
15,198	Deutsche Annington Immobilien SE	428,372
14,532	Deutsche Wohnen AG	332,928
132,900	Global Logistic Properties, Ltd.	249,255
92,000	Hang Lung Properties, Ltd.	272,281
51,843	Henderson Land Development Co., Ltd.	354,245
12,300	Hulic Co., Ltd.	109,433
27,000	Hysan Development Co., Ltd.	116,653
7,136	IMMOEAST AG NPV(BR)*(a)	–
31,500	Kerry Properties, Ltd.	122,911
23,524	Lend Lease Group	270,792
55,000	Mitsubishi Estate Co., Ltd.	1,181,725
41,000	Mitsui Fudosan Co., Ltd.	1,144,834
232,623	New World Development Co., Ltd.	303,748
5,100	Nomura Real Estate Holdings, Inc.	106,810
6,100	NTT Urban Development Corp.	60,667
119,600	Sino Land Co., Ltd.	199,562
16,000	Sumitomo Realty & Development Co., Ltd.	560,890
72,000	Sun Hung Kai Properties, Ltd.	1,165,964
23,500	Swire Pacific, Ltd., Class A	294,710
51,600	Swire Properties, Ltd.	164,088
2,407	Swiss Prime Site AG	182,683
9,000	Tokyo Tatemono Co., Ltd.	124,679
22,800	Tokyu Fudosan Holdings Corp.	176,474
20,196	UOL Group, Ltd.	103,657
58,300	Wharf Holdings, Ltd. (The)	387,773
38,000	Wheelock & Co., Ltd.	193,628

		12,864,136

Road & Rail (1.1%):
45,040	Asciano, Ltd.	230,656
88,175	Aurizon Holdings, Ltd.	347,228
6,300	Central Japan Railway Co.	1,137,216
89,500	ComfortDelGro Corp., Ltd.	208,058
7,727	DSV A/S	250,788
14,613	East Japan Railway Co.	1,313,884
49,000	Hankyu Hanshin Holdings, Inc.	289,274

Shares		Fair Value

Common Stocks, continued
Road & Rail, continued
20,000	Keihin Electric Express Railway Co., Ltd.	$150,899
24,000	Keio Corp.	171,679
13,000	Keisei Electric Railway Co., Ltd.	154,554
79,000	Kintetsu Corp.	269,002
64,500	MTR Corp., Ltd.	299,309
40,000	Nagoya Railroad Co., Ltd.	149,606
39,000	Nippon Express Co., Ltd.	191,694
26,000	Odakyu Electric Railway Co., Ltd.	242,705
43,000	Tobu Railway Co., Ltd.	184,708
47,000	Tokyu Corp.	314,719
7,000	West Japan Railway Co.	447,923

		6,353,902

Semiconductors & Semiconductor Equipment (0.7%):
6,800	Advantest Corp.^	70,716
60,948	ARM Holdings plc	997,282
11,000	ASM Pacific Technology, Ltd.	108,594
14,976	ASML Holding NV	1,554,679
49,142	Infineon Technologies AG	609,721
4,700	ROHM Co., Ltd.	314,253
26,926	STMicroelectronics NV	220,393
7,500	Tokyo Electron, Ltd.	473,586

		4,349,224

Software (1.0%):
2,200	Colopl, Inc.^	44,433
5,641	Dassault Systemes SA	410,017
3,591	Gemalto NV	320,495
17,700	Gungho Online Enetertainment, Inc.^	68,829
4,300	Konami Corp.	80,247
5,900	Nexon Co., Ltd.	81,112
2,676	NICE Systems, Ltd.	170,431
4,600	Nintendo Co., Ltd.	768,133
1,700	Oracle Corp.	70,997
46,102	Sage Group plc	371,124
42,178	SAP AG	2,938,580
4,700	Trend Micro, Inc.	161,825

		5,486,223

Specialty Retail (1.1%):
1,300	ABC-Mart, Inc.	79,458
41,606	Dixons Carphone plc	296,197
1,152	Dufry AG, Registered Shares*	160,253
2,300	Fast Retailing Co., Ltd.	1,043,414
41,011	Hennes & Mauritz AB, B Shares^	1,577,450
800	Hikari Tsushin, Inc.	53,851
47,171	Industria de Diseno Textil SA	1,538,083
98,227	Kingfisher plc	535,025
3,300	Nitori Co., Ltd.	268,411
2,600	Sanrio Co., Ltd.^	70,576
1,000	Shimamura Co., Ltd.	104,869
11,797	Sports Direct International*	133,012
10,000	USS Co., Ltd.	180,226
28,700	Yamada Denki Co., Ltd.^	114,745

		6,155,570

Continued

10

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.6%):
9,400	Brother Industries, Ltd.	$133,000
46,200	Canon, Inc.	1,499,346
19,700	Fujifilm Holdings Corp.	703,497
20,200	Konica Minolta Holdings, Inc.	236,454
110,000	NEC Corp.	333,211
29,900	Ricoh Co., Ltd.	309,937
14,287	Seek, Ltd.	154,122
12,600	Seiko Epson Corp.	223,238

		3,592,805

Textiles, Apparel & Luxury Goods (1.6%):
8,891	Adidas AG	680,338
6,600	ASICS Corp.	171,565
19,569	Burberry Group plc	483,641
2,375	Christian Dior SA	463,277
22,531	Compagnie Financiere Richemont SA, Registered Shares	1,837,085
1,123	Hermes International SA	418,639
2,871	Hugo Boss AG	320,728
3,358	Kering	598,913
244,000	Li & Fung, Ltd.^	193,302
7,393	Luxottica Group SpA	491,845
12,106	LVMH Moet Hennessy Louis Vuitton SA	2,118,948
5,063	Pandora A/S	543,243
1,355	Swatch Group AG (The)^	528,591
2,187	Swatch Group AG (The), Registered Shares	163,872
36,000	Yue Yuen Industrial Holdings, Ltd.	120,116

		9,134,103

Tobacco (1.4%):
80,521	British American Tobacco plc	4,326,743
41,200	Imperial Tobacco Group plc	1,988,726
47,600	Japan Tobacco, Inc.	1,694,207
8,749	Swedish Match AB, Class B	248,664

		8,258,340

Trading Companies & Distributors (1.2%):
21,555	Ashtead Group plc	372,707
6,530	Brenntag AG	374,224
14,586	Bunzl plc	398,700
68,800	ITOCHU Corp.	908,290
73,300	Marubeni Corp.	420,015
59,900	Mitsubishi Corp.	1,315,552
74,700	Mitsui & Co., Ltd.	1,013,159
185,290	Noble Group, Ltd.	104,545
12,472	Rexel SA	201,336
47,900	Sumitomo Corp.	556,385
9,100	Toyota Tsushu Corp.	244,081
10,458	Travis Perkins plc	346,417
11,236	Wolseley plc	716,400

		6,971,811

Transportation Infrastructure (0.4%):
20,242	Abertis Infraestructuras SA	331,636
2,926	Aena SA*	306,521
1,387	Aeroports de Paris^	156,616
18,704	Atlantia SpA	461,554

Shares or Principal Amount		Fair Value

Common Stocks, continued
Transportation Infrastructure, continued
38,527	Auckland International Airport, Ltd.	$128,702
1,655	Fraport AG	103,907
19,780	Groupe Eurotunnel SA	286,251
239,400	Hutchison Port Holdings Trust	150,716
1,600	Japan Airport Terminal Co., Ltd.^	87,093
10,000	Kamigumi Co., Ltd.	93,718
5,000	Mitsubishi Logistics Corp.	65,655
44,031	Sydney Airport	168,303
81,683	Transurban Group	582,807

		2,923,479

Water Utilities (0.1%):
10,249	Severn Trent plc	334,815
30,898	United Utilities Group plc	432,837

		767,652

Wireless Telecommunication Services (1.7%):
75,600	KDDI Corp.	1,818,392
2,760	Millicom International Cellular SA, SDR	203,458
66,500	NTT DoCoMo, Inc.	1,272,568
41,700	SoftBank Group Corp.	2,454,492
26,002	StarHub, Ltd.	76,170
13,115	Tele2 AB	152,320
1,145,155	Vodafone Group plc	4,175,171

		10,152,571

Total Common Stocks (Cost $435,993,927)		559,932,231

Preferred Stocks (0.6%):
Automobiles (0.4%):
2,298	Bayerische Motoren Werke AG (BMW), Preferred Shares	194,447
6,735	Porsche Automobil Holding SE, Preferred Shares	567,139
7,113	Volkswagen AG, Preferred Shares^	1,648,697

		2,410,283

Household Products (0.2%):
7,811	Henkel AG & Co. KGaA, Preferred Shares	875,846

Total Preferred Stocks (Cost $2,088,736)		3,286,129

Rights (0.0%):
Aerospace & Defense (0.0%):
18,477,627	Rolls-Royce Holdings plc*	—

Distributors (0.0%):
488	Jardine Cycle & Carriage, Ltd.*	2,573

Machinery (0.0%):
7,826	Zardoya Otis SA*	3,411

Oil Gas & Consumable Fuels (0.0%):
44,273	Repsol SA*^	22,949

Real Estate Management & Development (0.0%):
14,179	Deutsche Annington Immobilien SE*	21,664

Total Rights (Cost $—)		50,597

Securities Held as Collateral for Securities on Loan (2.9%):
$16,791,315	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	16,791,315

Total Securities Held as Collateral for Securities on Loan (Cost $16,791,315)		16,791,315

Continued

11

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Unaffiliated Investment Company (0.1%):
327,967	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	$327,967

Total Unaffiliated Investment Company (Cost $327,967)		327,967

Total Investment Securities (Cost $455,201,945)(e) — 101.0%		580,388,239
Net other assets (liabilities) — (1.0)%		(5,714,090)

Net Assets — 100.0%		$574,674,149

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $14,332,111.

+	Affiliated Securities

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.00% of the net assets of the Fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2015. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(d)	The rate represents the effective yield at June 30, 2015.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Australia	6.6%
Austria	0.2%
Belgium	1.3%
Bermuda	—	%NM
Cayman Islands	0.3%
China	—	%NM
Denmark	1.6%
Finland	0.8%
France	8.9%
Germany	8.6%
Hong Kong	2.9%
Ireland (Republic of)	0.8%
Israel	0.6%
Italy	2.2%

Country	Percentage
Japan	22.2%
Luxembourg	0.3%
Netherlands	3.1%
New Zealand	0.1%
Norway	0.6%
Portugal	0.1%
Singapore	1.3%
Spain	3.4%
Sweden	2.8%
Switzerland	9.5%
United Kingdom	18.8%
United States	3.0%

100.0%

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index September Futures (Australian Dollar)	Long	9/17/15	13	$1,353,059	$(22,549)
FTSE 100 Index September Futures (British Pounds)	Long	9/18/15	30	3,060,609	(68,515)
SGX Nikkei 225 Index September Futures (Japanese Yen)	Long	9/10/15	31	2,570,034	10,760
DJ EURO STOXX 50 September Futures (Euro)	Long	9/18/15	87	3,332,204	31,122

Total					$(49,182)

See accompanying notes to the financial statements.

12

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$452,974,289
Investments in affiliates, at cost	2,227,656

Total Investment securities, at cost	$455,201,945

Investments in non-affiliates, at value	$577,315,133
Investments in affiliates, at value	3,073,106

Total Investment securities, at value*	$580,388,239
Cash	1,753
Segregated cash for collateral	553,443
Interest and dividends receivable	1,479,676
Foreign currency, at value (cost $8,568,981)	8,558,735
Receivable for capital shares issued	149,168
Receivable for investments sold	224,359
Receivable for variation margin on futures contracts	21,012
Reclaims receivable	901,408
Prepaid expenses	1,405

Total Assets	592,279,198

Liabilities:
Payable for investments purchased	210,063
Payable for capital shares redeemed	3,224
Payable for collateral received on loaned securities	16,791,315
Payable for variation margin on futures contracts	68,113
Manager fees payable	168,638
Administration fees payable	22,917
Distribution fees payable	120,456
Custodian fees payable	66,765
Trustee fees payable	1,372
Other accrued liabilities	152,186

Total Liabilities	17,605,049

Net Assets	$574,674,149

Net Assets Consist of:
Capital	$493,727,798
Accumulated net investment income/(loss)	33,774,252
Accumulated net realized gains/(losses) from investment transactions	(77,936,069)
Net unrealized appreciation/(depreciation) on investments	125,108,168

Net Assets	$574,674,149

Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,482,685
Net Asset Value (offering and redemption price per share)	$16.20

*	Includes securities on loan of $14,332,111.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$16,916,859
Dividends from affiliates	149,468
Income from securities lending	278,501
Foreign withholding tax	(2,052,387)

Total Investment Income	15,292,441

Expenses:
Manager fees	1,373,008
Administration fees	179,986
Distribution fees	980,722
Custodian fees	160,755
Administrative and compliance services fees	4,987
Trustee fees	19,101
Professional fees	19,684
Shareholder reports	8,129
Other expenses	119,142

Total expenses	2,865,514

Net Investment Income/(Loss)	12,426,927

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	25,983,899
Net realized gains/(losses) on futures contracts	1,021,138
Change in net unrealized appreciation/depreciation on investments	28,107,322

Net Realized/Unrealized Gains/(Losses) on Investments	55,112,359

Change in Net Assets Resulting From Operations	$67,539,286

See accompanying notes to the financial statements.

13

Statements of Changes in Net Assets

	AZL International Index Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$12,426,927	$24,314,166
Net realized gains/(losses) on investment transactions	27,005,037	(1,743,112)
Change in unrealized appreciation/depreciation on investments	28,107,322	(76,247,381)

Change in net assets resulting from operations	67,539,286	(53,676,327)

Dividends to Shareholders:
From net investment income	—	(15,224,243)

Change in net assets resulting from dividends to shareholders	—	(15,224,243)

Capital Transactions:
Proceeds from shares issued	52,888,466	145,001,811
Proceeds from dividends reinvested	—	15,224,243
Value of shares redeemed	(409,055,447)	(36,219,208)

Change in net assets resulting from capital transactions	(356,166,981)	124,006,846

Change in net assets	(288,627,695)	55,106,276
Net Assets:
Beginning of period	863,301,844	808,195,568

End of period	$574,674,149	$863,301,844

Accumulated net investment income/(loss)	$33,774,252	$21,347,325

Share Transactions:
Shares issued	3,277,337	8,994,284
Dividends reinvested	—	926,612
Shares redeemed	(24,287,151)	(2,188,320)

Change in shares	(21,009,814)	7,732,576

See accompanying notes to the financial statements.

14

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.28		$16.57	$13.93	$12.03	$13.99	$13.31

Investment Activities:
Net Investment Income/(Loss)	0.57		0.42	0.29	0.26	0.28	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	0.35		(1.43)	2.65	1.89	(2.07)	0.77

Total from Investment Activities	0.92		(0.99)	2.94	2.15	(1.79)	0.92

Dividends to Shareholders From:
Net Investment Income	—		(0.30)	(0.30)	(0.25)	(0.17)	(0.07)
Net Realized Gains	—		—	—	—	—	(0.17)

Total Dividends	—		(0.30)	(0.30)	(0.25)	(0.17)	(0.24)

Net Asset Value, End of Period	$16.20		$15.28	$16.57	$13.93	$12.03	$13.99

Total Return(a)	6.02	%(b)	(6.18)%	21.36%	18.04%	(12.78)%	7.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$574,674		$863,302	$808,196	$567,238	$380,763	$340,781
Net Investment Income/(Loss)(c)	3.17%		2.88%	2.23%	2.66%	2.70%	2.07%
Expenses Before Reductions(c) (d)	0.73%		0.75%	0.76%	0.80%	0.83%	0.83%
Expenses Net of Reductions(c)	0.73%		0.75%	0.76%	0.77%	0.74%	0.70%
Portfolio Turnover Rate(e)	6	%(b)	3%	2%	3%	12%	3%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

15

AZL International Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

16

AZL International Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $40.8 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $27,575 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $10.3 million as of June 30, 2015. The monthly average notional amount for these contracts was $9.3 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$41,882	Payable for variation margin on futures contracts	$91,064

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts / Change in unrealized appreciation/depreciation on investments	$1,021,138	$(416,781)

17

AZL International Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL International Index Fund	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.
Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $4,746 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

AZL International Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks
Airlines	$99,890	$1,280,698	$—		$1,380,588
Metals & Mining	308,951	15,386,442	—		15,695,393
Real Estate Management & Development	1,005,765	11,858,371	—	^	12,864,136
All Other Common Stocks+	—	529,992,114	—		529,992,114
Preferred Stocks+	—	3,286,129	—		3,286,129
Rights+	—	50,597	—		50,597
Securities Held as Collateral for Securities on Loan	—	16,791,315	—		16,791,315
Unaffiliated Investment Company	327,967	—	—		327,967

Total Investment Securities	1,742,573	578,645,666	—	^	580,388,239

Other Financial Instruments:*
Futures Contracts	(49,182)	—	—		(49,182)

Total Investments	$1,693,391	$578,645,666	$—	^	$580,339,057

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^	Represents interest in securities that were determined to have a value of zero at June 30, 2015.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL International Index Fund	$41,738,826	$381,056,437

19

AZL International Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $461,564,490. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$141,584,316
Unrealized depreciation	(22,760,567)

Net unrealized appreciation/(depreciation)	$118,823,749

As of the end of its tax year ended December 31, 2014, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2015	Expires 12/31/2016	Total
AZL International Index Fund	$42,234,498	$55,890,176	$98,124,674

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL International Index Fund	$681,077	$181,815	$862,892

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL International Index Fund	$15,224,243	$—	$15,224,243

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

20

AZL International Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL International Index Fund	$23,639,679	$—	$(98,987,566)	$88,754,952	$13,407,065

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

21

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Invesco Equity and Income Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statements of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Other Information Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco Equity and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Invesco Equity and Income Fund	$1,000.00	$1,013.30	$4.79	0.96%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Invesco Equity and Income Fund	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	64.1%
Securities Held as Collateral for Securities on Loan	12.5
U.S. Treasury Obligations	10.5
Corporate Bonds	9.7
Convertible Bonds	7.0
Money Market	6.1
Yankee Dollars	2.0
Convertible Preferred Stocks	0.6
U.S. Government Agency Mortgages	0.1

Total Investment Securities	112.6
Net other assets (liabilities)	(12.6)

Net Assets	100.0%

1

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (64.1%):
Aerospace & Defense (1.0%):
91,224	General Dynamics Corp.	$12,925,529

Automobiles (0.7%):
294,966	General Motors Co.	9,831,217

Banks (12.6%):
1,333,559	Bank of America Corp.	22,697,173
195,476	BB&T Corp.^	7,879,638
768,873	Citigroup, Inc.	42,472,544
422,590	Citizens Financial Group, Inc.	11,540,933
189,684	Comerica, Inc.	9,734,583
439,688	Fifth Third Bancorp	9,154,304
392,359	First Horizon National Corp.^	6,148,266
628,476	JPMorgan Chase & Co.	42,585,533
173,224	PNC Financial Services Group, Inc.	16,568,876

		168,781,850

Biotechnology (0.5%):
42,126	Amgen, Inc.	6,467,184

Capital Markets (5.1%):
323,334	Charles Schwab Corp. (The)	10,556,855
50,944	Goldman Sachs Group, Inc. (The)	10,636,598
569,550	Morgan Stanley	22,092,844
130,269	Northern Trust Corp.	9,960,368
175,196	State Street Corp.	13,490,091

		66,736,756

Chemicals (0.7%):
95,302	Dow Chemical Co. (The)	4,876,603
105,383	Mosaic Co. (The)	4,937,194

		9,813,797

Commercial Services & Supplies (0.7%):
231,410	Tyco International plc	8,904,657

Communications Equipment (1.0%):
507,830	Cisco Systems, Inc.	13,945,012

Diversified Financial Services (1.5%):
65,390	CME Group, Inc.	6,085,193
297,669	Voya Financial, Inc.	13,832,679

		19,917,872

Diversified Telecommunication Services (1.1%):
141,663	France Telecom SA^	2,191,653
633,723	Koninklijke (Royal) KPN NV	2,431,847
1,323,477	Telecom Italia SpA*^	1,678,594
100,559	Telefonica SA	1,432,930
149,540	Verizon Communications, Inc.	6,970,059

		14,705,083

Electric Utilities (0.3%):
139,669	FirstEnergy Corp.	4,546,226

Electronic Equipment, Instruments & Components (0.6%):
416,879	Corning, Inc.	8,225,023

Energy Equipment & Services (1.0%):
148,855	Baker Hughes, Inc.	9,184,354

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
182,217	Ensco plc, Class A, ADR^	$4,057,973

		13,242,327

Food & Staples Retailing (0.9%):
172,977	Wal-Mart Stores, Inc.	12,269,259

Food Products (1.5%):
204,078	Archer-Daniels-Midland Co.	9,840,641
262,604	Mondelez International, Inc., Class A	10,803,529

		20,644,170

Health Care Equipment & Supplies (1.5%):
119,009	Baxter International, Inc.	8,322,299
153,333	Medtronic plc	11,361,976

		19,684,275

Health Care Providers & Services (1.7%):
55,513	Anthem, Inc.	9,111,904
83,036	Express Scripts Holding Co.*^	7,385,222
57,635	UnitedHealth Group, Inc.	7,031,470

		23,528,596

Hotels, Restaurants & Leisure (1.1%):
312,956	Carnival Corp.	15,456,897

Household Products (0.7%):
124,646	Procter & Gamble Co. (The)	9,752,303

Industrial Conglomerates (2.0%):
1,017,978	General Electric Co.	27,047,675

Insurance (2.0%):
97,296	Aon plc	9,698,465
170,891	Marsh & McLennan Cos., Inc.	9,689,520
172,786	Willis Group Holdings plc	8,103,663

		27,491,648

Internet Software & Services (1.1%):
246,610	eBay, Inc.*	14,855,786

IT Services (0.8%):
193,034	Amdocs, Ltd.	10,537,726

Machinery (1.3%):
78,242	Caterpillar, Inc.^	6,636,486
166,731	Ingersoll-Rand plc	11,241,004

		17,877,490

Media (3.4%):
41,302	CBS Corp., Class B	2,292,261
257,542	Comcast Corp., Class A	15,488,575
181,733	Thomson Reuters Corp.	6,921,222
57,073	Time Warner Cable, Inc., Class A	10,168,696
64,899	Time Warner, Inc., Class A	5,672,822
86,599	Viacom, Inc., Class B	5,597,759

		46,141,335

Multiline Retail (1.3%):
211,789	Target Corp.^	17,288,336

Multi-Utilities (0.4%):
113,066	PG&E Corp.	5,551,541

Continued

2

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (5.0%):
75,244	Anadarko Petroleum Corp.	$5,873,547
175,242	Apache Corp.	10,099,196
266,069	Canadian Natural Resources, Ltd.	7,226,986
94,670	Exxon Mobil Corp.	7,876,544
98,140	Occidental Petroleum Corp.	7,632,348
654,813	Royal Dutch Shell plc, A Shares	18,406,515
208,075	Total SA	10,123,067

		67,238,203

Pharmaceuticals (5.1%):
137,426	Eli Lilly & Co.^	11,473,697
272,685	Merck & Co., Inc.	15,523,957
122,953	Novartis AG, Registered Shares	12,147,665
5,907	Novartis AG, ADR	580,894
272,994	Pfizer, Inc.	9,153,489
95,981	Sanofi-Aventis SA	9,467,976
182,030	Teva Pharmaceutical Industries, Ltd., ADR	10,757,973

		69,105,651

Road & Rail (0.7%):
284,250	CSX Corp.	9,280,763

Semiconductors & Semiconductor Equipment (2.0%):
500,594	Applied Materials, Inc.	9,621,417
138,573	Broadcom Corp., Class A	7,135,124
335,094	Intel Corp.	10,191,883

		26,948,424

Software (2.7%):
93,418	Adobe Systems, Inc.*	7,567,792
105,928	Citrix Systems, Inc.*	7,431,908
220,837	Microsoft Corp.	9,749,954
468,879	Symantec Corp.	10,901,437

		35,651,091

Technology Hardware, Storage & Peripherals (0.5%):
221,695	NetApp, Inc.	6,996,694

Tobacco (0.9%):
143,472	Philip Morris International, Inc.	11,502,150

Wireless Telecommunication Services (0.7%):
252,806	Vodafone Group plc, ADR	9,214,779

Total Common Stocks (Cost $684,836,486)		862,107,325

Convertible Preferred Stocks (0.6%):
Banks (0.2%):
13,608	KeyCorp, Series A	1,782,648
10,000	Wells Fargo & Co.	255,000

		2,037,648

Capital Markets (0.3%):
60,000	AMG Capital Trust II, 1.07%^	3,611,250
17,135	State Street Corp., Series D, 0.92%^	439,855

		4,051,105

Oil, Gas & Consumable Fuels (0.1%):
27,346	El Paso Energy Capital Trust I	1,525,393

Total Convertible Preferred Stocks (Cost $6,666,972)		7,614,146

Notional Amount or Principal Amount		Fair Value
Convertible Bonds (7.0%):
Air Freight & Logistics (0.2%):
$2,839,000	UTI Worldwide, Inc., 4.50%, 3/1/19	$2,899,329

Biotechnology (0.3%):
2,822,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	4,494,035

Capital Markets (0.7%):
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17(a)	1,738,488
4,530,000	Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20(a)	4,814,166
2,932,000	Jefferies Group, 3.88%, 11/1/29, Callable 11/1/17 @ 100	2,992,473

		9,545,127

Communications Equipment (0.4%):
1,340,000	Ciena Corp., 4.00%, 12/15/20(a)	1,883,538
4,025,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 200^	3,952,046

		5,835,584

Energy Equipment & Services (0.2%):
2,258,000	Helix Energy Solutions Group, Inc., 3.25%, Callable 3/20/18 @ 200^+	2,139,455

Health Care Equipment & Supplies (0.3%):
1,899,000	NuVasive, Inc., 2.75%, 7/1/17	2,411,730
2,003,000	Wright Medical Group, Inc., 2.00%, 2/15/20(a)	2,125,684

		4,537,414

Health Care Providers & Services (0.5%):
2,281,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18^	2,975,280
2,875,000	HealthSouth Corp., 2.00%, 12/1/43, Callable 12/1/18 @ 100^	3,656,640

		6,631,920

Insurance (0.5%):
1,761,000	Old Republic International Corp., 3.75%, 3/15/18	2,079,081
1,295,000	Radian Group, Inc., 3.00%, 11/15/17^	2,151,318
1,141,000	Radian Group, Inc., 2.25%, 3/1/19	2,024,562

		6,254,961

Internet & Catalog Retail (0.3%):
2,189,000	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 200	3,484,614

Media (0.5%):
5,810,000	Liberty Media Corp., 1.38%, 10/15/23^(a)	5,519,500
1,073,000	Live National Entertainment, Inc., 2.50%, 5/15/19	1,155,487

		6,674,987

Oil, Gas & Consumable Fuels (0.4%):
3,514,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	2,593,771

Continued

3

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Oil, Gas & Consumable Fuels, continued
$3,337,000	Stone Energy Corp., 1.75%, 3/1/17^	$3,047,098

		5,640,869

Pharmaceuticals (0.1%):
1,327,000	Jazz Pharmaceuticals, Inc., 1.88%, 8/15/21^(a)	1,543,467

Semiconductors (0.2%):
1,760,000	Microchip Technology, Inc., 1.63%, 2/15/25(a)	1,775,400
1,516,000	ON Semiconductor Corp., 1.00%, 12/1/20^(a)	1,499,893

		3,275,293

Semiconductors & Semiconductor Equipment (0.9%):
2,824,000	Lam Research Corp., 1.25%, 5/15/18^	4,004,786
2,730,000	Micron Technology, Inc., Series G, 3.00%, Callable 11/20/18 @ 166.08^	2,465,531
4,377,000	NVIDIA Corp., 1.00%, 12/1/18^(a)	5,014,401

		11,484,718

Software (0.7%):
5,444,000	Citrix Systems, Inc., 0.50%, 4/15/19^	5,750,225
450,000	FireEye, Inc., Series A, 1.00%, 6/1/35, Callable 6/1/20 @ 100(a)	480,375
394,000	FireEye, Inc., Series B, 1.63%, 6/1/35, Callable 6/1/22 @ 100(a)	420,103
2,055,000	NetSuite, Inc., 0.25%, 6/1/18	2,139,768

		8,790,471

Technology Hardware, Storage & Peripherals (0.3%):
4,379,000	SanDisk Corp., 0.50%, 10/15/20^	4,244,893

Thrifts & Mortgage Finance (0.5%):
3,438,000	MGIC Investment Corp., 5.00%, 5/1/17	3,930,064
1,557,000	MGIC Investment Corp., 2.00%, 4/1/20^	2,592,405

		6,522,469

Total Convertible Bonds (Cost $87,432,743)		93,999,606

Corporate Bonds (9.7%):
Aerospace & Defense (0.1%):
655,000	Boeing Capital Corp., 2.13%, 8/15/16, Callable 7/15/16 @ 100	665,355
380,000	L-3 Communications Holdings Corp., 3.95%, 5/28/24, Callable 2/28/24 @ 100^	369,381
185,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	162,777
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	191,721

		1,389,234

Air Freight & Logistics (0.1%):
360,000	FedEx Corp., 4.90%, 1/15/34	373,208
745,000	FedEx Corp., 5.10%, 1/15/44	768,522

		1,141,730

Airlines (0.1%):
397,984	American Airlines 14-1, Series A, 3.70%, 10/1/26	393,009

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Airlines, continued
$83,925	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	$89,170
270,469	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	279,259
55,665	Delta Air Lines, Inc., 6.20%, 7/2/18	60,257
490,000	United Airlines 2014-2, Series A, 3.75%, 3/3/28	485,100

		1,306,795

Automobiles (0.0%):
550,000	Ford Motor Co., 4.75%, 1/15/43^	533,281

Banks (0.9%):
330,000	Bank of America Corp., 1.25%, 1/11/16, MTN	330,808
295,000	Bank of America Corp., 5.75%, 12/1/17	321,367
175,000	Bank of America Corp., 5.65%, 5/1/18, MTN	192,239
795,000	BB&T Corp., 3.20%, 3/15/16, Callable 2/16/16 @ 100, MTN^	806,882
2,665,000	Fifth Third BanCorp, 3.63%, 1/25/16	2,704,278
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	230,410
995,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100^(b)	998,483
570,000	JPMorgan Chase & Co., Series V, 5.00%, 12/29/49, Callable 7/1/19 @ 100	557,888
680,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100(b)	674,968
1,570,000	PNC Bank NA, Series BKNT, 1.30%, 10/3/16, Callable 9/3/16 @ 100	1,576,603
250,000	U.S. Bank NA, 2.28%, 4/29/20, Callable 7/29/15 @ 100(b)	250,257
110,000	Wells Fargo & Co., 1.50%, 1/16/18^	109,794
405,000	Wells Fargo & Co., 4.10%, 6/3/26^	406,707
1,200,000	Wells Fargo & Co., 4.65%, 11/4/44	1,150,188
1,385,000	Wells Fargo & Co., 3.90%, 5/1/45	1,246,435

		11,557,307

Beverages (0.3%):
175,000	Anheuser-Busch InBev NV Worldwide, Inc., 0.80%, 7/15/15	175,019
175,000	Brown-Forman Corp., 2.25%, 1/15/23, Callable 10/15/22 @ 100	164,842
500,000	Coca-Cola Co. (The), 1.80%, 9/1/16	506,044
2,460,000	PepsiCo, Inc., 2.50%, 5/10/16	2,498,587
486,000	PepsiCo, Inc., 3.60%, 3/1/24, Callable 12/1/23 @ 100	499,989

		3,844,481

Biotechnology (0.2%):
335,000	Celgene Corp., 4.00%, 8/15/23	342,648
1,220,000	Celgene Corp., 4.63%, 5/15/44, Callable 11/15/43 @ 100	1,164,155
560,000	Gilead Sciences, Inc., 2.05%, 4/1/19^	563,178

		2,069,981

Continued

4

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.3%):
$380,000	Apollo Management Holdings LP, 4.00%, 5/30/24(a)	$380,511
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	135,939
1,040,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,048,404
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	127,866
520,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19^	526,436
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	194,341
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	164,213
298,000	KKR Group Finance Co. III LLC, 5.13%, 6/1/44, Callable 1/1/44 @ 100(a)	285,708
235,000	Morgan Stanley, 4.00%, 7/24/15	235,393
295,000	Morgan Stanley, 3.45%, 11/2/15	297,675
365,000	Morgan Stanley, 6.38%, 7/24/42	448,144
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	91,050

		3,935,680

Chemicals (0.1%):
749,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	746,570
275,000	Monsanto Co., 2.13%, 7/15/19	273,035
190,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100^	181,473

		1,201,078

Commercial Services & Supplies (0.1%):
430,000	Pitney Bowes, Inc., 4.63%, 3/15/24, Callable 12/15/23 @ 100	433,689
457,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 9/1/34 @ 100	419,026

		852,715

Communications Equipment (0.0%):
448,000	QUALCOMM, Inc., 3.00%, 5/20/22	444,963

Consumer Finance (0.5%):
318,000	American Express Co., 3.63%, 12/5/24, Callable 11/4/24 @ 100	309,408
2,130,000	American Express Credit Corp., 2.75%, 9/15/15	2,138,243
1,710,000	Capital One Financial Corp., 1.00%, 11/6/15	1,707,420
500,000	HSBC Finance Corp., 5.50%, 1/19/16	512,130
1,112,000	Lazard Group LLC, 3.75%, 2/13/25	1,058,229
1,275,000	Santander Holdings USA, 3.00%, 9/24/15, Callable 8/24/15 @ 100	1,278,519

		7,003,949

Containers & Packaging (0.1%):
831,000	Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100	857,007

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services (0.2%):
$551,000	Bayer US Finance LLC, 3.00%, 10/8/21(a)	$555,009
595,000	Citigroup, Inc., 6.68%, 9/13/43^	720,628
220,000	Citigroup, Inc., 5.30%, 5/6/44^	223,966
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	74,466
185,000	JPMorgan Chase & Co., Series S, 6.75%, 12/31/49, Callable 2/1/24 @ 100, Perpetual Bond^(b)	197,660
785,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	836,163
500,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100^	537,019

		3,144,911

Diversified Telecommunication Services (0.2%):
405,000	Verizon Communications, Inc., 5.15%, 9/15/23	443,411
1,075,000	Verizon Communications, Inc., 6.40%, 9/15/33	1,231,885
305,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	282,357
498,000	Verizon Communications, Inc., 5.01%, 8/21/54(a)	456,958

		2,414,611

Electric Utilities (0.2%):
955,000	Southern Co. (The), Series A, 2.38%, 9/15/15	958,376
1,035,000	Spectra Energy Partners LP, 2.95%, 6/15/16, Callable 5/15/16 @ 100	1,049,536
522,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100^	462,440

		2,470,352

Electrical Equipment (0.0%):
405,000	Eaton Corp., 0.95%, 11/2/15	405,263

Energy Equipment & Services (0.1%):
351,000	Rowan Cos., Inc., 5.40%, 12/1/42, Callable 6/1/42 @ 100	286,070
609,000	Rowan Cos., Inc., 5.85%, 1/15/44, Callable 7/15/43 @ 100^	515,550

		801,620

Food & Beverage (0.2%):
885,000	General Mills, Inc., 0.88%, 1/29/16	885,735
795,000	General Mills, Inc., 2.20%, 10/21/19^	790,416
1,054,000	HJ Heinz Co., 1.60%, 6/30/17(a)	1,054,107

		2,730,258

Food & Staples Retailing (0.1%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	101,092
335,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 5/12/24 @ 100	329,150
1,170,000	Kraft Foods, Inc., 4.13%, 2/9/16	1,192,226

Continued

5

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$315,000	Wal-Mart Stores, Inc., 3.30%, 4/22/24, Callable 1/22/24 @ 100	$318,715

		1,941,183

Food Products (0.2%):
2,185,000	Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	2,186,968
193,000	Tyson Foods, Inc., 4.88%, 8/15/34, Callable 2/15/34 @ 100	194,205
199,000	Tyson Foods, Inc., 5.15%, 8/15/44, Callable 2/15/43 @ 100^	204,631

		2,585,804

Health Care Equipment & Supplies (0.3%):
297,000	Becton, Dickinson & Co., 2.68%, 12/15/19	297,225
465,000	Becton, Dickinson & Co., 3.88%, 5/15/24, Callable 2/15/24 @ 100	466,810
370,000	Becton, Dickinson & Co., 4.88%, 5/15/44, Callable 11/15/43 @ 100	368,931
525,000	Edwards Lifesciences Corp., 2.88%, 10/15/18	537,200
1,017,000	Medtronic, Inc., 3.15%, 3/15/22(a)	1,021,556
361,000	Medtronic, Inc., 4.38%, 3/15/35(a)	358,229
290,000	Medtronic, Inc., 4.00%, 4/1/43, Callable 10/1/42 @ 100^	267,641
465,000	Medtronic, Inc., 4.63%, 3/15/44, Callable 9/15/43 @ 100	468,751

		3,786,343

Health Care Providers & Services (0.4%):
220,000	Aetna, Inc., 3.95%, 9/1/20	233,237
840,000	Express Scripts Holding Co., 2.25%, 6/15/19^	833,199
585,000	Laboratory Corp. of America, 3.20%, 2/1/22	576,748
256,000	Laboratory Corp. of America, 4.70%, 2/1/45, Callable 8/1/44 @ 100	234,485
950,000	McKesson Corp., 2.28%, 3/15/19^	949,726
1,910,000	WellPoint, Inc., 1.25%, 9/10/15	1,911,054

		4,738,449

Hotels, Restaurants & Leisure (0.0%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	309,604

Household Durables (0.0%):
635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	533,400

Household Products (0.1%):
695,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	733,149

Independent Power and Renewable Electricity Producers (0.2%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	175,564
1,270,000	NextEra Energy, Inc., 2.60%, 9/1/15	1,273,584
520,000	Oglethorpe Power Corp., 4.55%, 6/1/44	512,294
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	142,522

		2,103,964

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates (0.1%):
$1,760,000	General Electric Co., 0.85%, 10/9/15	$1,762,575

Insurance (0.5%):
1,000,000	American Financial Group, Inc., 9.88%, 6/15/19	1,253,850
345,000	American International Group, Inc., 2.30%, 7/16/19, Callable 6/16/19 @ 100^	344,384
695,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	618,992
205,000	Berkley (WR) Corp., 4.63%, 3/15/22^	217,963
115,000	CNA Financial Corp., 5.88%, 8/15/20	131,012
870,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100^(a)(b)	850,425
660,000	Liberty Mutual Group, Inc., 4.85%, 8/1/44(a)	637,687
210,000	Markel Corp., 5.00%, 3/30/43	206,474
295,000	Marsh & McLennan Cos., Inc., 4.05%, 10/15/23, Callable 7/15/23 @ 100	307,913
860,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(a)	844,437
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	80,619
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	42,218
280,000	Prudential Financial, Inc., 5.10%, 8/15/43, MTN	287,902
560,000	Reinsurance Group of America, Inc., 4.70%, 9/15/23	594,296
440,000	Travelers Cos., Inc. (The), 4.60%, 8/1/43	455,291

		6,873,463

Internet & Catalog Retail (0.2%):
1,395,000	Amazon.com, Inc., 0.65%, 11/27/15	1,395,045
795,000	QVC, Inc., 5.45%, 8/15/34, Callable 2/15/34 @ 100	721,418

		2,116,463

IT Services (0.0%):
315,000	Computer Sciences Corp., 4.45%, 9/15/22	323,342

Machinery (0.0%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100^	644,509

Media (0.6%):
135,000	Comcast Corp., 5.70%, 5/15/18	150,177
415,000	Comcast Corp., 4.25%, 1/15/33^	405,294
705,000	Comcast Corp., 4.40%, 8/15/35, Callable 2/15/35 @ 100	700,045
245,000	Comcast Corp., 6.45%, 3/15/37	302,770
1,520,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	1,937,702
240,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	205,315
2,185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	2,055,652
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	201,675

Continued

6

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	$72,999
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	87,866
2,000,000	Time Warner Cable, Inc., 5.00%, 2/1/20	2,159,227
328,000	Viacom, Inc., 4.85%, 12/15/34, Callable 6/15/34 @ 100	303,337

		8,582,059

Metals & Mining (0.0%):
72,000	Southern Copper Corp., 5.25%, 11/8/42	62,484

Multiline Retail (0.0%):
330,000	Dollar General Corp., 3.25%, 4/15/23, Callable 1/15/23 @ 100^	314,408

Oil, Gas & Consumable Fuels (1.1%):
1,390,000	Chevron Corp., 1.37%, 3/2/18	1,389,418
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100	336,998
808,000	ConocoPhillips Co., 2.88%, 11/15/21, Callable 9/15/21 @ 100	815,017
867,000	ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100^	838,538
405,000	Devon Energy Corp., 2.25%, 12/15/18, Callable 11/15/18 @ 100	406,098
148,000	Devon Energy Corp., 3.25%, 5/15/22, Callable 2/15/22 @ 100	146,278
385,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100(a)	372,029
347,000	Energy Transfer Partners LP, 4.90%, 3/15/35, Callable 9/15/34 @ 100^	313,101
2,095,000	Enterprise Products Operating LLC, 3.20%, 2/1/16	2,120,529
55,000	Enterprise Products Operating LLC, 5.25%, 1/31/20	61,086
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	85,508
350,000	Enterprise Products Partners LP, 2.55%, 10/15/19, Callable 9/15/19 @ 100	349,900
503,000	Kinder Morgan (Delaware), Inc., 5.30%, 12/1/34, Callable 6/1/34 @ 100	467,636
2,020,000	Marathon Oil Corp., 0.90%, 11/1/15	2,019,496
640,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	623,526
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	176,148
248,000	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	243,271
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	51,092
470,000	Sunoco Logistics Partners LP, 5.50%, 2/15/20	519,663
710,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100	646,446
45,000	Texas East Transmission, 7.00%, 7/15/32	55,851
215,000	Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100	194,717

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$400,000	Valmont Industries, Inc., 5.25%, 10/1/54, Callable 4/1/54 @ 100	$358,536
830,000	Western Gas Partners LP, 5.45%, 4/1/44, Callable 10/1/43 @ 100	827,127
755,000	Williams Partners LP, 5.40%, 3/4/44, Callable 9/4/43 @ 100	690,099
858,000	Williams Partners LP, 5.10%, 9/15/45, Callable 3/15/45 @ 100^	758,017

		14,866,125

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	134,766

Pharmaceuticals (0.8%):
2,055,000	AbbVie, Inc., 1.20%, 11/6/15	2,056,877
701,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	685,790
880,000	Allergan, Inc., 5.75%, 4/1/16	911,805
1,370,000	Express Scripts, Inc., 3.13%, 5/15/16	1,392,506
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	94,867
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	75,309
1,880,000	Merck & Co., Inc., 0.70%, 5/18/16	1,879,944
95,000	Merck & Co., Inc., 5.00%, 6/30/19	105,783
567,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	563,066
418,000	Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, Callable 5/18/34 @ 100^	393,060
2,480,000	Zoetis, Inc., 1.15%, 2/1/16	2,480,547
213,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100	203,077

		10,842,631

Professional Services (0.0%):
490,000	Verisk Analytics, Inc., 5.50%, 6/15/45	481,914

Real Estate Investment Trusts (REITs) (0.1%):
410,000	HCP, Inc., 4.20%, 3/1/24, Callable 12/1/23 @ 100	410,819
475,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	463,523
125,000	Realty Income Corp., 2.00%, 1/31/18, Callable 12/31/17 @ 100	125,890
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	186,346
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22^	98,363
155,000	Ventas Realty LP / Capital Corp., 5.70%, 9/30/43, Callable 3/30/43 @ 100	166,458

		1,451,399

Real Estate Management & Development (0.0%):
510,000	Piedmont Operating Partnership LP, 4.45%, 3/15/24, Callable 12/15/23 @ 100	512,437

Continued

7

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail (0.3%):
$1,370,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	$1,472,910
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	155,649
845,000	ERAC USA Finance LLC, 2.35%, 10/15/19(a)	839,475
18,000	Union Pacific Corp., 3.65%, 2/15/24, Callable 11/15/23 @ 100	18,529
465,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100^	496,128
400,000	Union Pacific Corp., 4.15%, 1/15/45, Callable 7/15/44 @ 100	382,702

		3,365,393

Semiconductors & Semiconductor Equipment (0.0%):
585,000	Lam Research Corp., 3.80%, 3/15/25, Callable 12/15/24 @ 100	569,386

Software (0.1%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20^	82,582
395,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	361,107
545,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	537,448

		981,137

Specialty Retail (0.4%):
520,000	Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	536,790
623,602	CVS Pass-Through Trust, 6.04%, 12/10/28	709,704
1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	1,533,548
365,000	Penske Truck Leasing Co. LP, 2.50%, 3/15/16(a)	367,552
337,000	Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	332,620
1,400,000	Target Corp., 5.88%, 7/15/16	1,475,093
355,000	Target Corp., 2.90%, 1/15/22^	359,083
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	19,277

		5,333,667

Technology Hardware, Storage & Peripherals (0.1%):
696,000	Apple, Inc., 2.15%, 2/9/22^	664,878
694,000	Xerox Corp., 4.80%, 3/1/35^	656,490

		1,321,368

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	197,493

Tobacco (0.1%):
410,000	Altria Group, Inc., 4.13%, 9/11/15	412,312
310,000	Philip Morris International, Inc., 3.60%, 11/15/23^	314,661
925,000	Philip Morris International, Inc., 4.88%, 11/15/43	957,046

		1,684,019

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Trading Companies & Distributors (0.0%):
$395,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100^	$392,038

Utilities (0.1%):
855,000	Georgia Power Co., 3.00%, 4/15/16	870,081

Wireless Telecommunication Services (0.2%):
510,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	492,438
535,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100	510,234
1,000	AT&T, Inc., 8.00%, 11/15/31	1,357
454,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	417,356
28,000	AT&T, Inc., 5.35%, 9/1/40	27,566
730,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	831,188
25,000	SBC Communications, Inc., 6.15%, 9/15/34	27,543
120,000	Verizon Communications, Inc., 6.40%, 2/15/38	136,689

		2,444,371

Total Corporate Bonds (Cost $131,648,964)		130,964,640

Yankee Dollars (2.0%):
Airlines (0.1%):
760,901	Virgin Australia Holdings, Ltd., 5.00%, 10/23/23(a)	793,239

Banks (0.9%):
2,125,000	Abbey National Treasury Services, 4.00%, 4/27/16^	2,174,429
1,910,000	ABN AMRO Bank NV, 1.38%, 1/22/16(a)	1,915,518
930,000	Australia & New Zealand Banking Group, Ltd., 0.90%, 2/12/16	931,835
430,000	Banco Inbursa SA, 4.13%, 6/6/24(a)	413,015
175,000	Barclays Bank plc, 6.75%, 5/22/19	202,939
615,000	BBVA Bancomer SA, 4.38%, 4/10/24(a)	622,380
490,000	BNP Paribas, 4.25%, 10/15/24^	483,269
564,000	Credit Suisse AG, 6.50%, 8/8/23(a)	616,797
105,000	HBOS plc, Series G, 6.75%, 5/21/18(a)	116,419
435,000	Lloyds Bank plc, 2.30%, 11/27/18	439,598
2,000,000	Mizuho Finance Group (Cayman) 3, Ltd., 4.60%, 3/27/24^(a)	2,056,132
995,000	Societe Generale SA, 5.00%, 1/17/24(a)	996,349
545,000	Standard Chartered plc, 5.70%, 3/26/44^(a)	564,986
35,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	38,504

		11,572,170

Chemicals (0.1%):
650,000	Montell Finance Co. BV, 8.10%, 3/15/27(a)	858,668

Diversified Financial Services (0.0%):
409,000	BP Capital Markets plc, 2.24%, 5/10/19^	412,087

Diversified Telecommunication Services (0.0%):
465,000	British Telecommunications plc, 1.25%, 2/14/17	464,263

Continued

8

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$320,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	$393,005

		857,268

Electric Utilities (0.2%):
50,000	Electricite de France SA, 4.60%, 1/27/20^(a)	54,982
765,000	Electricite de France SA, 4.88%, 1/22/44(a)	798,009
785,000	Electricite de France SA, 5.62%, 12/31/49, Callable 1/22/24 @ 100, Perpetual Bond(a)(b)	798,344

		1,651,335

Food Products (0.1%):
685,000	Grupo Bimbo SAB de C.V., 3.88%, 6/27/24(a)	682,719

Industrial Conglomerates (0.0%):
350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	382,845

Insurance (0.1%):
1,005,000	AEGON NV, 4.63%, 12/1/15	1,020,492

Media (0.0%):
400,000	Grupo Televisa SAB, 5.00%, 5/13/45	381,600

Metals & Mining (0.0%):
205,000	ArcelorMittal, 4.25%, 8/5/15	205,063
145,000	ArcelorMittal, 9.85%, 6/1/19	173,638
30,000	ArcelorMittal, 7.50%, 3/1/41^	29,400
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	124,827
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	139,332
380,000	Vale Overseas, Ltd., 5.63%, 9/15/19^	410,985
230,000	Xstrata Finance Canada, 1.80%, 10/23/15(a)	230,589
230,000	Xstrata Finance Canada, 2.70%, 10/25/17(a)	232,385

		1,546,219

Oil, Gas & Consumable Fuels (0.0%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	150,414
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	69,913
315,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100^	313,464

		533,791

Pharmaceuticals (0.3%):
885,000	Actavis Funding SCS, 1.85%, 3/1/17	889,320
264,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	251,004
850,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100	820,075

Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$310,000	Perrigo Co. plc, 2.30%, 11/8/18	$310,334
750,000	Sanofi-Aventis SA, 2.63%, 3/29/16	761,843

		3,032,576

Real Estate Management & Development (0.1%):
730,000	Brookfield Asset Management, Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	722,499

Technology Hardware, Storage & Peripherals (0.0%):
665,000	Seagate HDD Cayman, 5.75%, 12/1/34, Callable 6/1/34 @ 100(a)	654,773

Tobacco (0.1%):
704,000	B.A.T. International Finance Plc, 3.95%, 6/15/25(a)	710,252

Wireless Telecommunication Services (0.0%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	202,524
335,000	America Movil SAB de C.V., 4.38%, 7/16/42^	311,101
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	85,841
355,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	325,367

		924,833

Total Yankee Dollars (Cost $26,515,845)		26,737,366

U.S. Government Agency Mortgages (0.1%):
950,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18^	1,055,101
185,000	Federal National Mortgage Association, 6.63%, 11/15/30	261,445
540,000	Federal National Mortgage Association, 4.38%, 10/15/15	546,503

		1,863,049

Total U.S. Government Agency Mortgages (Cost $1,734,666)		1,863,049

U.S. Treasury Obligations (10.5%):
U.S. Treasury Bonds (0.1%)
957,900	2.50%, 2/15/45^	843,029

U.S. Treasury Notes (10.4%)
8,000,000	0.75%, 6/30/17^	8,015,624
22,079,000	0.63%, 6/30/17	22,070,367
13,200,000	0.75%, 2/28/18^	13,147,411
43,495,000	1.13%, 6/15/18^	43,658,107
6,200,000	1.25%, 1/31/19^	6,201,934
6,000	3.63%, 2/15/20	6,553
26,345,200	1.63%, 6/30/20	26,343,145
400,000	2.63%, 11/15/20	417,781
20,323,200	2.13%, 5/15/25^	19,954,842

		139,815,764

Total U.S. Treasury Obligations (Cost $140,698,601)		140,658,793

Continued

9

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.5%):
$168,579,779	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	$168,579,779

Total Securities Held as Collateral for Securities on Loan (Cost $168,579,779)		168,579,779

Unaffiliated Investment Company (6.1%):
81,845,438	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	81,845,438

Total Unaffiliated Investment Company (Cost $81,845,438)		81,845,438

Total Investment Securities (Cost $1,329,959,494)(e) — 112.6%		1,514,370,142

Net other assets (liabilities) — (12.6)%		(169,204,231)

Net Assets — 100.0%		$1,345,165,911

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

MTN—Medium Term Note

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $160,880,749.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2015. The date presented represents the final maturity date.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(d)	The rate represents the effective yield at June 30, 2015.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

10

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Australia	0.1%
British Virgin Islands	0.2%
Canada	1.0%
Cayman Islands	0.2%
France	1.7%
Guernsey	0.7%
Ireland (Republic of)	1.3%
Israel	0.7%
Italy	0.1%
Luxembourg	0.2%
Mexico	0.2%
Netherlands	0.5%
Panama	1.0%
Spain	0.1%
Switzerland	0.8%
United Kingdom	3.8%
United States	87.4%

100.0%

Forward Currency Contracts

At June 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	7/24/15	6,789,492	$10,621,176	$10,664,369	$(43,193)
British Pound	State Street	7/24/15	6,798,738	10,635,981	10,678,892	(42,911)
Canadian Dollar	Bank of New York Mellon	7/24/15	6,807,558	5,524,494	5,449,499	74,995
Canadian Dollar	State Street	7/24/15	6,820,332	5,533,778	5,459,725	74,053
European Euro	Bank of New York Mellon	7/24/15	9,192,752	10,337,985	10,250,479	87,506
European Euro	State Street	7/24/15	9,206,814	10,353,845	10,266,159	87,686
Israeli Shekel	Bank of New York Mellon	7/24/15	14,851,720	3,866,125	3,938,550	(72,425)
Israeli Shekel	State Street	7/24/15	14,851,723	3,864,607	3,938,551	(73,944)
Swiss Franc	Bank of New York Mellon	7/24/15	4,542,191	4,878,306	4,864,348	13,958
Swiss Franc	State Street	7/24/15	4,556,837	4,894,062	4,880,033	14,029

				$70,510,359	$70,390,605	$119,754

See accompanying notes to the financial statements.

11

AZL Invesco Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$1,329,959,494

Investment securities, at value*	$1,514,370,142
Interest and dividends receivable	3,989,915
Foreign currency, at value (cost $318,749)	317,180
Unrealized appreciation on forward currency contracts	352,227
Receivable for capital shares issued	509,157
Receivable for investments sold	696,373
Reclaims receivable	133,460
Prepaid expenses	1,927

Total Assets	1,520,370,381

Liabilities:
Unrealized depreciation on forward currency contracts	232,473
Payable for investments purchased	4,190,285
Payable for capital shares redeemed	1,080,349
Payable for collateral received on loaned securities	168,579,779
Manager fees payable	735,326
Administration fees payable	35,987
Distribution fees payable	280,447
Custodian fees payable	15,761
Administrative and compliance services fees payable	1,372
Trustee fees payable	8,882
Other accrued liabilities	43,809

Total Liabilities	175,204,470

Net Assets	$1,345,165,911

Net Assets Consist of:
Capital	$1,040,908,489
Accumulated net investment income/(loss)	34,962,530
Accumulated net realized gains/(losses) from investment transactions	84,768,774
Net unrealized appreciation/(depreciation) on investments	184,526,118

Net Assets	$1,345,165,911

Shares of beneficial interest (unlimited number of shares authorized, no par value)	80,463,192
Net Asset Value (offering and redemption price per share)	$16.72

*	Includes securities on loan of $164,324,396.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$10,562,862
Interest	4,135,040
Income from securities lending	347,895
Foreign withholding tax	(292,655)

Total Investment Income	14,753,142

Expenses:
Manager fees	5,001,137
Administration fees	199,288
Distribution fees	1,667,046
Custodian fees	32,585
Administrative and compliance services fees	9,385
Trustee fees	37,696
Professional fees	40,100
Shareholder reports	24,542
Other expenses	14,975

Total expenses before reductions	7,026,754
Less expenses voluntarily waived/reimbursed by the Manager	(629,623)

Net expenses	6,397,131

Net Investment Income/(Loss)	8,356,011

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	31,075,809
Net realized gains/(losses) on forward currency contracts	1,004,450
Change in net unrealized appreciation/depreciation on investments	(22,277,074)

Net Realized/Unrealized Gains/(Losses) on Investments	9,803,185

Change in Net Assets Resulting From Operations	$18,159,196

See accompanying notes to the financial statements.

12

Statements of Changes in Net Assets

	AZL Invesco Equity and Income Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$8,356,011	$18,799,032
Net realized gains/(losses) on investment transactions	32,080,259	63,512,140
Change in unrealized appreciation/depreciation on investments	(22,277,074)	15,194,631

Change in net assets resulting from operations	18,159,196	97,505,803

Dividends to Shareholders:
From net investment income	—	(9,503,399)
From net realized gains	—	(32,152,401)

Change in net assets resulting from dividends to shareholders	—	(41,655,800)

Capital Transactions:
Proceeds from shares issued	71,114,364	236,866,351
Proceeds from dividends reinvested	—	41,655,800
Value of shares redeemed	(61,202,403)	(89,290,983)

Change in net assets resulting from capital transactions	9,911,961	189,231,168

Change in net assets	28,071,157	245,081,171
Net Assets:
Beginning of period	1,317,094,754	1,072,013,583

End of period	$1,345,165,911	$1,317,094,754

Accumulated net investment income/(loss)	$34,962,530	$26,606,519

Share Transactions:
Shares issued	4,309,726	14,672,295
Dividends reinvested	—	2,554,004
Shares redeemed	(3,668,674)	(5,547,220)

Change in shares	641,052	11,679,079

See accompanying notes to the financial statements.

13

AZL Invesco Equity and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$16.50		$15.73	$12.73	$11.54	$11.95		$10.83

Investment Activities:
Net Investment Income/(Loss)	0.10		0.23	0.11	0.15	0.14		0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.12		1.10	3.02	1.22	(0.41)		1.14

Total from Investment Activities	0.22		1.33	3.13	1.37	(0.27)		1.26

Dividends to Shareholders From:
Net Investment Income	—		(0.13)	(0.13)	(0.18)	(0.14)		(0.14)
Net Realized Gains	—		(0.43)	—	—	—		—

Total Dividends	—		(0.56)	(0.13)	(0.18)	(0.14)		(0.14)

Net Asset Value, End of Period	$16.72		$16.50	$15.73	$12.73	$11.54		$11.95

Total Return(a)	1.33	%(b)	8.50%	24.67%	11.91%	(2.18	)%(c)	11.74%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,345,166		$1,317,095	$1,072,014	$575,068	$442,396		$351,159
Net Investment Income/(Loss)(d)	1.25%		1.57%	1.20%	1.46%	1.57%		1.49%
Expenses Before Reductions(d) (e)	1.05%		1.05%	1.06%	1.07%	1.09%		1.10%
Expenses Net of Reductions(d)	0.96%		0.96%	0.97%	0.98%	1.01%		1.02%
Expenses Net of Reductions(d) (f)	0.96%		0.96%	0.97%	0.99%	1.01%		1.02%
Portfolio Turnover Rate(g)	61	%(b)	119%	52%	29%	28%		37%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,491 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

14

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Invesco Equity and Income Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

15

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $217.0 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $34,346 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2015, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $70.5 million as of June 30, 2015. The monthly average amount for these contracts was $76.5 million for the period ended June 30, 2015.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$352,227	Unrealized depreciation on forward currency contracts	$232,473

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in unrealized appreciation/depreciation on investments	$1,004,450	$(1,301,614)

16

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Equity and Income Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on the first $100 million in assets, 0.675% on the next $100 million in assets, and 0.65% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit.

Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $7,079 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

17

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Diversified Telecommunication Services	$6,970,059	$7,735,024	$14,705,083
Oil, Gas & Consumable Fuels	38,708,621	28,529,582	67,238,203
Pharmaceuticals	47,490,010	21,615,641	69,105,651
All Other Common Stocks+	711,058,388	—	711,058,388
Convertible Bonds+	—	93,999,606	93,999,606
Convertible Preferred Stocks
Banks	255,000	1,782,648	2,037,648
Capital Markets	439,855	3,611,250	4,051,105
Oil, Gas & Consumable Fuels	—	1,525,393	1,525,393
Corporate Bonds+	—	130,964,640	130,964,640
U.S. Government Agency Mortgages	—	1,863,049	1,863,049
U.S. Treasury Obligations	—	140,658,793	140,658,793
Yankee Dollars+	—	26,737,366	26,737,366
Securities Held as Collateral for Securities on Loan	—	168,579,779	168,579,779
Unaffiliated Investment Company	81,845,438	—	81,845,438

Total Investment Securities	886,767,371	627,602,771	1,514,370,142

Other Financial Instruments:*
Forward Currency Contracts	—	119,754	119,754

Total Investments	$886,767,371	$627,722,525	$1,514,489,896

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

18

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Equity and Income Fund	$749,450,367	$737,108,986

For the period ended June 30, 2015, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Invesco Equity and Income Fund	$250,552,461	$243,910,604

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $1,333,207,853. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$214,304,011
Unrealized depreciation	(33,141,722)

Net unrealized appreciation/(depreciation)	$181,162,289

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco Equity and Income Fund	$9,503,399	$32,152,401	$41,655,800

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco Equity and Income Fund	$32,594,724	$51,049,948	$—	$202,453,554	$286,098,226

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

19

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

20

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Invesco Growth and Income Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco Growth and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco Growth and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Invesco Growth and Income Fund	$1,000.00	$1,018.90	$4.86	0.97%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Invesco Growth and Income Fund	$1,000.00	$1,020.01	$4.86	0.97%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	31.7%
Health Care	13.4
Information Technology	13.1
Consumer Discretionary	10.2
Energy	9.8
Industrials	8.4
Consumer Staples	5.8
Telecommunication Services	2.7
Materials	1.1
Utilities	1.1

Total Common Stocks	97.3
Securities Held as Collateral for Securities on Loan	3.9
Money Market	2.9

Total Investment Securities	104.1
Net other assets (liabilities)	(4.1)

Net Assets	100.0%

1

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (1.4%):
39,971	General Dynamics Corp.	$5,663,491

Automobiles (1.1%):
130,991	General Motors Co.	4,365,930

Banks (18.7%):
577,263	Bank of America Corp.	9,825,016
88,914	BB&T Corp.^	3,584,123
334,833	Citigroup, Inc.	18,496,175
183,840	Citizens Financial Group, Inc.	5,020,670
87,104	Comerica, Inc.	4,470,177
191,540	Fifth Third Bancorp^	3,987,863
170,867	First Horizon National Corp.^	2,677,486
274,771	JPMorgan Chase & Co.	18,618,483
77,926	PNC Financial Services Group, Inc.	7,453,622

		74,133,615

Biotechnology (0.7%):
19,395	Amgen, Inc.	2,977,520

Capital Markets (7.7%):
140,771	Charles Schwab Corp. (The)	4,596,173
22,915	Goldman Sachs Group, Inc. (The)	4,784,423
277,909	Morgan Stanley	10,780,089
62,962	Northern Trust Corp.^	4,814,075
76,674	State Street Corp.	5,903,898

		30,878,658

Chemicals (1.1%):
42,556	Dow Chemical Co. (The)	2,177,591
45,731	Mosaic Co. (The)	2,142,497

		4,320,088

Commercial Services & Supplies (1.0%):
99,421	Tyco International plc	3,825,720

Communications Equipment (1.5%):
220,930	Cisco Systems, Inc.	6,066,738

Diversified Financial Services (2.2%):
28,138	CME Group, Inc.	2,618,522
130,405	Voya Financial, Inc.	6,059,921

		8,678,443

Diversified Telecommunication Services (1.7%):
62,212	France Telecom SA	962,475
281,272	Koninklijke (Royal) KPN NV	1,079,353
581,197	Telecom Italia SpA*^	737,145
49,104	Telefonica SA	699,714
64,707	Verizon Communications, Inc.	3,015,993

		6,494,680

Electric Utilities (0.5%):
63,004	FirstEnergy Corp.^	2,050,780

Electronic Equipment, Instruments & Components (0.9%):
181,604	Corning, Inc.	3,583,047

Energy Equipment & Services (1.6%):
74,904	Baker Hughes, Inc.	4,621,577
79,190	Ensco plc, Class A, ADR	1,763,561

		6,385,138

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.3%):
75,143	Wal-Mart Stores, Inc.	$5,329,893

Food Products (2.2%):
89,152	Archer-Daniels-Midland Co.	4,298,909
112,899	Mondelez International, Inc., Class A	4,644,665

		8,943,574

Health Care Equipment & Supplies (2.2%):
52,066	Baxter International, Inc.^	3,640,975
68,922	Medtronic plc	5,107,121

		8,748,096

Health Care Providers & Services (2.7%):
24,647	Anthem, Inc.	4,045,559
36,960	Express Scripts Holding Co.*^	3,287,222
28,522	UnitedHealth Group, Inc.	3,479,684

		10,812,465

Hotels, Restaurants & Leisure (1.9%):
152,552	Carnival Corp.	7,534,543

Household Products (1.1%):
55,540	Procter & Gamble Co. (The)	4,345,450

Industrial Conglomerates (3.1%):
459,436	General Electric Co.	12,207,215

Insurance (3.1%):
42,956	Aon plc	4,281,854
75,099	Marsh & McLennan Cos., Inc.	4,258,113
75,781	Willis Group Holdings plc	3,554,129

		12,094,096

Internet Software & Services (1.7%):
112,490	eBay, Inc.*	6,776,398

IT Services (1.2%):
89,466	Amdocs, Ltd.	4,883,949

Machinery (1.9%):
34,678	Caterpillar, Inc.^	2,941,388
73,167	Ingersoll-Rand plc	4,932,919

		7,874,307

Media (5.3%):
18,011	CBS Corp., Class B	999,611
115,857	Comcast Corp., Class A	6,967,640
79,186	Thomson Reuters Corp.	3,015,764
24,722	Time Warner Cable, Inc., Class A	4,404,719
33,725	Time Warner, Inc., Class A	2,947,902
38,908	Viacom, Inc., Class B	2,515,013

		20,850,649

Multiline Retail (1.9%):
93,886	Target Corp.	7,663,914

Multi-Utilities (0.6%):
52,591	PG&E Corp.^	2,582,218

Oil, Gas & Consumable Fuels (8.2%):
36,713	Anadarko Petroleum Corp.	2,865,817
82,751	Apache Corp.	4,768,940
137,558	Canadian Natural Resources, Ltd.	3,736,361
43,520	Exxon Mobil Corp.	3,620,864

Continued

2

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
47,949	Occidental Petroleum Corp.	$3,728,994
309,579	Royal Dutch Shell plc, A Shares	8,702,135
98,256	Total SA	4,780,257

		32,203,368

Pharmaceuticals (7.8%):
60,075	Eli Lilly & Co.	5,015,662
119,203	Merck & Co., Inc.	6,786,227
61,809	Novartis AG, Registered Shares	6,106,683
4,399	Novartis AG, ADR^	432,598
123,283	Pfizer, Inc.	4,133,679
42,151	Sanofi-Aventis SA	4,157,955
80,303	Teva Pharmaceutical Industries, Ltd., ADR	4,745,907

		31,378,711

Road & Rail (1.0%):
124,105	CSX Corp.	4,052,028

Semiconductors & Semiconductor Equipment (3.0%):
218,074	Applied Materials, Inc.	4,191,382
60,554	Broadcom Corp., Class A	3,117,925
148,513	Intel Corp.	4,517,024

		11,826,331

Software (4.0%):
40,823	Adobe Systems, Inc.*	3,307,071
46,118	Citrix Systems, Inc.*	3,235,639
96,202	Microsoft Corp.	4,247,318
227,472	Symantec Corp.	5,288,724

		16,078,752

Technology Hardware, Storage & Peripherals (0.8%):
96,081	NetApp, Inc.	3,032,316

Tobacco (1.2%):
62,031	Philip Morris International, Inc.	4,973,025

Wireless Telecommunication Services (1.0%):
110,772	Vodafone Group plc, ADR	4,037,639

Total Common Stocks (Cost $282,075,083)		387,652,785

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.9%):
$15,705,757	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$15,705,757

Total Securities Held as Collateral for Securities on Loan (Cost $15,705,757)		15,705,757

Unaffiliated Investment Company (2.9%):
11,701,829	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	11,701,829

Total Unaffiliated Investment Company (Cost $11,701,829)		11,701,829

Total Investment Securities (Cost $309,482,669)(c) — 104.1%		415,060,371
Net other assets (liabilities) — (4.1)%		(16,270,021)

Net Assets — 100.0%		$398,790,350

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $15,260,810.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Canada	1.6%
France	2.4%
Guernsey	1.2%
Ireland (Republic of)	2.1%
Israel	1.1%
Italy	0.2%
Netherlands	0.3%
Panama	1.8%
Spain	0.2%
Switzerland	1.6%
United Kingdom	5.4%
United States	82.1%

100.0%

Forward Currency Contracts

At June 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	7/24/15	3,107,823	$4,861,738	$4,881,510	$(19,772)
British Pound	State Street	7/24/15	3,112,056	4,868,516	4,888,158	(19,642)
Canadian Dollar	Bank of New York Mellon	7/24/15	3,224,743	2,616,955	2,581,430	35,525
Canadian Dollar	State Street	7/24/15	3,230,795	2,621,354	2,586,275	35,079
European Euro	Bank of New York Mellon	7/24/15	4,146,596	4,663,179	4,623,707	39,472
European Euro	State Street	7/24/15	4,152,939	4,670,333	4,630,780	39,553
Israeli Shekel	Bank of New York Mellon	7/24/15	6,498,009	1,691,529	1,723,217	(31,688)
Israeli Shekel	State Street	7/24/15	6,498,011	1,690,865	1,723,217	(32,352)
Swiss Franc	Bank of New York Mellon	7/24/15	2,314,692	2,485,976	2,478,863	7,113
Swiss Franc	State Street	7/24/15	2,322,155	2,494,004	2,486,855	7,149

				$32,664,449	$32,604,012	$60,437

See accompanying notes to the financial statements.

4

AZL Invesco Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$309,482,669

Investment securities, at value*	$415,060,371
Interest and dividends receivable	811,922
Foreign currency, at value (cost $172,015)	152,970
Unrealized appreciation on forward currency contracts	163,891
Receivable for capital shares issued	2,954
Reclaims receivable	77,369
Prepaid expenses	684

Total Assets	416,270,161

Liabilities:
Unrealized depreciation on forward currency contracts	103,454
Payable for investments purchased	1,049,212
Payable for capital shares redeemed	277,753
Payable for collateral received on loaned securities	15,705,757
Manager fees payable	220,279
Administration fees payable	11,402
Distribution fees payable	83,932
Custodian fees payable	7,380
Administrative and compliance services fees payable	444
Trustee fees payable	2,900
Other accrued liabilities	17,298

Total Liabilities	17,479,811

Net Assets	$398,790,350

Net Assets Consist of:
Capital	$221,274,625
Accumulated net investment income/(loss)	13,870,179
Accumulated net realized gains/(losses) from investment transactions	58,028,092
Net unrealized appreciation/(depreciation) on investments	105,617,454

Net Assets	$398,790,350

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,915,818
Net Asset Value (offering and redemption price per share)	$16.67

*	Includes securities on loan of $15,260,810.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$4,818,738
Income from securities lending	42,149
Foreign withholding tax	(115,606)

Total Investment Income	4,745,281

Expenses:
Manager fees	1,523,363
Administration fees	63,441
Distribution fees	510,334
Custodian fees	14,069
Administrative and compliance services fees	2,970
Trustee fees	11,925
Professional fees	13,021
Shareholder reports	10,588
Other expenses	4,557

Total expenses before reductions	2,154,268
Less expenses voluntarily waived/reimbursed by the Manager	(184,094)

Net expenses	1,970,174

Net Investment Income/(Loss)	2,775,107

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	17,915,073
Net realized gains/(losses) on forward currency contracts	557,119
Change in net unrealized appreciation/depreciation on investments	(13,326,815)

Net Realized/Unrealized Gains/(Losses) on Investments	5,145,377

Change in Net Assets Resulting From Operations	$7,920,484

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Invesco Growth and Income Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,775,107	$8,206,930
Net realized gains/(losses) on investment transactions	18,472,192	42,928,155
Change in unrealized appreciation/depreciation on investments	(13,326,815)	(10,247,694)

Change in net assets resulting from operations	7,920,484	40,887,391

Dividends to Shareholders:
From net investment income	—	(4,209,495)
From net realized gains	—	(13,527,318)

Change in net assets resulting from dividends to shareholders	—	(17,736,813)

Capital Transactions:
Proceeds from shares issued	1,949,824	15,127,035
Proceeds from dividends reinvested	—	17,736,813
Value of shares redeemed	(33,386,636)	(73,171,753)

Change in net assets resulting from capital transactions	(31,436,812)	(40,307,905)

Change in net assets	(23,516,328)	(17,157,327)
Net Assets:
Beginning of period	422,306,678	439,464,005

End of period	$398,790,350	$422,306,678

Accumulated net investment income/(loss)	$13,870,179	$11,095,072

Share Transactions:
Shares issued	119,495	954,104
Dividends reinvested	—	1,096,218
Shares redeemed	(2,018,710)	(4,575,778)

Change in shares	(1,899,215)	(2,525,456)

See accompanying notes to the financial statements.

6

AZL Invesco Growth and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$16.36		$15.51	$11.71	$10.39	$10.70		$9.61

Investment Activities:
Net Investment Income/(Loss)	0.15		0.33	0.16	0.14	0.15		0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.16		1.21	3.77	1.35	(0.36)		1.11

Total from Investment Activities	0.31		1.54	3.93	1.49	(0.21)		1.18

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.13)	(0.17)	(0.10)		(0.09)
Net Realized Gains	—		(0.53)	—	—	—		—

Total Dividends	—		(0.69)	(0.13)	(0.17)	(0.10)		(0.09)

Net Asset Value, End of Period	$16.67		$16.36	$15.51	$11.71	$10.39		$10.70

Total Return(a)	1.89	%(b)	10.00%	33.69%	14.33%	(1.94	)%(c)	12.37%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$398,790		$422,307	$439,464	$328,685	$251,302		$267,458
Net Investment Income/(Loss)(d)	1.36%		1.91%	1.17%	1.43%	1.32%		1.03%
Expenses Before Reductions(d) (e)	1.06%		1.05%	1.05%	1.07%	1.09%		1.10%
Expenses Net of Reductions(d)	0.97%		0.96%	0.96%	0.97%	0.98%		0.99%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	0.97%		0.96%	0.96%	0.98%	0.99%		1.00%
Portfolio Turnover Rate(g)	8	%(b)	29%	31%	32%	22%		34%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,687 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

7

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Invesco Growth and Income Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $21.8 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $4,156 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2015, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $32.7 million as of June 30, 2015. The monthly average amount for these contracts was $36.4 million for the period ended June 30, 2015.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$163,891	Unrealized depreciation on forward currency contracts	$103,454

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains /(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Foreign Exchange Risk Exposure

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts / Change in unrealized appreciation/depreciation on investments	$557,119	$(651,061)

9

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Growth and Income Fund	0.78%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0.675%.The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.675% and above $100 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,218 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

10

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks
Diversified Telecommunication Services	$3,015,993	$3,478,687	$6,494,680
Oil, Gas & Consumable Fuels	18,720,976	13,482,392	32,203,368
Pharmaceuticals	21,114,073	10,264,638	31,378,711
All Other Common Stocks+	317,576,026	—	317,576,026
Securities Held as Collateral for Securities on Loan	—	15,705,757	15,705,757
Unaffiliated Investment Company	11,701,829	—	11,701,829

Total Investment Securities	372,128,897	42,931,474	415,060,371

Other Financial Instruments:*
Forward Currency Contracts	—	60,437	60,437

Total Investments	$372,128,897	$42,991,911	$415,120,808

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

11

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Growth and Income Fund	$33,551,579	$58,780,861

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $310,359,569. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$116,499,006
Unrealized depreciation	(11,798,204)

Net unrealized appreciation/(depreciation)	$104,700,802

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco Growth and Income Fund	$4,209,495	$13,527,318	$17,736,813

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco Growth and Income Fund	$12,540,549	$39,649,999	$—	$117,404,693	$169,595,241

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Invesco International Equity Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco International Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Invesco International Equity Fund	$1,000.00	$1,034.30	$5.95	1.18%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Invesco International Equity Fund	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United Kingdom	18.0%
Switzerland	9.3
Canada	7.3
Japan	7.0
Germany	6.2
Australia	4.2
Brazil	4.1
Cayman Islands	3.9
Singapore	3.5
Sweden	3.4
All other countries	26.2

Total Common Stocks	93.1
Money Market	6.4
Securities Held as Collateral for Securities on Loan	3.5

Total Investment Securities	103.0
Net other assets (liabilities)	(3.0)

Net Assets	100.0%

1

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (93.1%):
Air Freight & Logistics (0.7%):
126,176	Deutsche Post AG	$3,685,568

Auto Components (0.5%):
52,500	Denso Corp.	2,613,155

Automobiles (2.7%):
1,296,000	Great Wall Motor Co.	6,350,400
115,600	Toyota Motor Corp.	7,732,416

		14,082,816

Banks (8.4%):
1,738,398	Akbank T.A.S.	4,988,190
896,214	Banco Bradesco SA, ADR	8,209,320
7,903,000	Industrial & Commercial Bank of China	6,250,982
1,533,800	Kasikornbank Public Co., Ltd.	8,571,800
4,665,225	Lloyds Banking Group plc	6,261,540
503,852	United Overseas Bank, Ltd.	8,623,320

		42,905,152

Beverages (3.5%):
52,471	Anheuser-Busch InBev NV	6,314,346
93,809	Carlsberg A/S, Class B	8,516,063
37,783	Fomento Economico Mexicano SAB de C.V., ADR	3,366,087

		18,196,496

Biotechnology (0.7%):
55,274	CSL, Ltd.	3,668,299

Capital Markets (4.5%):
877,555	Aberdeen Asset Management plc	5,564,096
141,367	Julius Baer Group, Ltd.	7,943,969
430,519	UBS Group AG	9,130,805

		22,638,870

Chemicals (1.7%):
21,230	Syngenta AG, Registered Shares	8,701,934

Commercial Services & Supplies (1.0%):
631,654	Brambles, Ltd.	5,136,611

Communications Equipment (1.3%):
661,365	Telefonaktiebolaget LM Ericsson, B Shares	6,849,652

Containers & Packaging (1.7%):
845,297	Amcor, Ltd.	8,929,807

Diversified Financial Services (5.1%):
2,343,956	Bm&f Bovespa SA	8,845,829
113,881	Deutsche Boerse AG	9,424,762
214,808	Investor AB, B Shares	7,997,299

		26,267,890

Electrical Equipment (2.6%):
327,218	ABB, Ltd.	6,858,443
93,981	Schneider Electric SA	6,481,082
217	Schneider Electric SE	14,972

		13,354,497

Electronic Equipment, Instruments & Components (0.7%):
6,385	Keyence Corp.	3,442,986

Food Products (1.9%):
189,048	BRF-Brasil Foods SA	3,994,811
139,425	Unilever NV	5,826,438

		9,821,249

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (1.5%):
112,819	Getinge AB, B Shares ^	$2,715,287
306,014	Smith & Nephew plc	5,169,980

		7,885,267

Hotels, Restaurants & Leisure (2.7%):
497,603	Compass Group plc	8,241,340
1,420,000	Galaxy Entertainment Group, Ltd.	5,656,137

		13,897,477

Insurance (1.8%):
11,082	Fairfax Financial Holdings, Ltd.	5,465,392
139,401	Great-West Lifeco, Inc.	4,058,793

		9,524,185

Internet Software & Services (2.9%):
45,293	Baidu, Inc., ADR*	9,016,930
1,555,700	Yahoo! Japan Corp.^	6,272,827

		15,289,757

IT Services (1.0%):
135,983	Amadeus IT Holding SA	5,413,479

Life Sciences Tools & Services (0.0%):
160,422	Art Advanced Research Technologies, Inc.*(a)	—
165,100	Art Advanced Research Technologies, Inc.*(a)	—
50,591	Art Advanced Research Technologies, Inc.*(a)	—

		—

Machinery (1.4%):
11,300	Fanuc, Ltd.	2,307,131
235,600	Komatsu, Ltd.	4,721,945

		7,029,076

Media (13.7%):
1,064,671	British Sky Broadcasting Group plc	17,363,568
209,360	Grupo Televisa SA, ADR	8,127,356
520,987	Informa plc	4,477,574
150,318	ProSiebenSat.1 Media AG, Registered Shares	7,420,395
139,846	Publicis Groupe SA	10,326,871
677,038	Reed Elsevier plc	11,021,787
566,218	WPP plc	12,703,014

		71,440,565

Multiline Retail (1.0%):
44,995	Next plc	5,270,956

Multi-Utilities (0.7%):
846,313	Centrica plc	3,513,005

Oil, Gas & Consumable Fuels (4.7%):
146,478	Cenovus Energy, Inc.	2,342,381
1,526,000	CNOOC, Ltd.	2,164,643
448,806	EnCana Corp.	4,948,798
240,562	Royal Dutch Shell plc, B Shares	6,840,107
291,399	Suncor Energy, Inc.	8,027,007

		24,322,936

Pharmaceuticals (5.8%):
39,665	Novartis AG, Registered Shares	3,918,872
108,428	Novo Nordisk A/S, B Shares	5,947,671

Continued

2

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
28,410	Roche Holding AG	$7,978,340
214,857	Teva Pharmaceutical Industries, Ltd., ADR	12,698,049

		30,542,932

Real Estate Management & Development (2.2%):
760,212	CK Hutchison Holdings, Ltd.	11,147,924

Road & Rail (1.6%):
1,025,266	Aurizon Holdings, Ltd.	4,037,436
71,335	Canadian National Railway Co.	4,116,272

		8,153,708

Semiconductors & Semiconductor Equipment (5.1%):
73,056	Avago Technologies, Ltd.	9,711,334
7,914	Samsung Electronics Co., Ltd.	8,992,188
355,251	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,067,750

		26,771,272

Software (3.3%):
226,940	CGI Group, Inc., Class A*	8,877,337
116,761	SAP AG	8,134,846

		17,012,183

Specialty Retail (1.5%):
1,416,311	Kingfisher plc	7,714,394

Textiles, Apparel & Luxury Goods (1.4%):
45,698	Adidas AG	3,496,804
9,243	Swatch Group AG (The)^	3,605,730

		7,102,534

Tobacco (3.9%):
208,628	British American Tobacco plc	11,210,489
265,200	Japan Tobacco, Inc.	9,439,151

		20,649,640

Total Common Stocks (Cost $380,142,333)		482,976,272

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.5%):
$18,356,822	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	$18,356,822

Total Securities Held as Collateral for Securities on Loan (Cost $18,356,822)		18,356,822

Unaffiliated Investment Company (6.4%):
33,395,615	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	33,395,615

Total Unaffiliated Investment Company (Cost $33,395,615)		33,395,615

Total Investment Securities (Cost $431,894,770)(d) — 103.0%		534,728,709
Net other assets (liabilities) — (3.0)%		(15,775,066)

Net Assets — 100.0%		$518,953,643

Percentages indicated are based on net assets as of June 30, 2015.

Amounts shown as “—” are either $0 or round to less than $1.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $17,428,074.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2015. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(c)	The rate represents the effective yield at June 30, 2015.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Australia	4.1%
Belgium	1.2%
Brazil	3.9%
Canada	7.1%
Cayman Islands	3.8%
China	1.2%
Denmark	2.7%
France	3.1%
Germany	6.0%
Hong Kong	2.6%
Ireland (Republic of)	2.4%
Israel	2.4%
Japan	6.8%
Mexico	2.1%
Netherlands	1.1%
Republic of Korea (South)	1.7%
Singapore	3.4%
Spain	1.0%
Sweden	3.3%
Switzerland	9.1%
Taiwan	1.5%
Thailand	1.6%
Turkey	0.9%
United Kingdom	17.4%
United States	9.6%

100.0%

See accompanying notes to the financial statements.

4

AZL Invesco International Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$431,894,770

Investment securities, at value*	$534,728,709
Cash	29,223
Interest and dividends receivable	1,210,253
Foreign currency, at value (cost $2,213,965)	2,213,313
Receivable for investments sold	297,110
Reclaims receivable	468,103
Prepaid expenses	827

Total Assets	538,947,538

Liabilities:
Payable for investments purchased	595,871
Payable for capital shares redeemed	452,397
Payable for collateral received on loaned securities	18,356,822
Manager fees payable	373,733
Administration fees payable	15,383
Distribution fees payable	109,921
Custodian fees payable	58,639
Administrative and compliance services fees payable	612
Trustee fees payable	4,134
Other accrued liabilities	26,383

Total Liabilities	19,993,895

Net Assets	$518,953,643

Net Assets Consist of:
Capital	$347,843,449
Accumulated net investment income/(loss)	10,623,059
Accumulated net realized gains/(losses) from investment transactions	57,655,166
Net unrealized appreciation/(depreciation) on investments	102,831,969

Net Assets	$518,953,643

Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,280,655
Net Asset Value (offering and redemption price per share)	$19.02

*	Includes securities on loan of $17,428,074.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$9,198,829
Income from securities lending	118,869
Foreign withholding tax	(814,354)

Total Investment Income	8,503,344

Expenses:
Manager fees	2,457,540
Administration fees	81,977
Distribution fees	682,649
Custodian fees	88,406
Administrative and compliance services fees	3,427
Trustee fees	13,732
Professional fees	15,035
Shareholder reports	11,402
Other expenses	8,404

Total expenses before reductions	3,362,572
Less expenses voluntarily waived/reimbursed by the Manager	(136,534)

Net expenses	3,226,038

Net Investment Income/(Loss)	5,277,306

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	31,304,509
Change in net unrealized appreciation/depreciation on investments	(16,368,806)

Net Realized/Unrealized Gains/(Losses) on Investments	14,935,703

Change in Net Assets Resulting From Operations	$20,213,009

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Invesco International Equity Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,277,306	$7,579,504
Net realized gains/(losses) on investment transactions	31,304,509	45,532,166
Change in unrealized appreciation/depreciation on investments	(16,368,806)	(50,756,874)

Change in net assets resulting from operations	20,213,009	2,354,796

Dividends to Shareholders:
From net investment income	—	(8,563,231)

Change in net assets resulting from dividends to shareholders	—	(8,563,231)

Capital Transactions:
Proceeds from shares issued	14,105,487	13,070,434
Proceeds from dividends reinvested	—	8,563,231
Value of shares redeemed	(62,798,839)	(60,336,578)

Change in net assets resulting from capital transactions	(48,693,352)	(38,702,913)

Change in net assets	(28,480,343)	(44,911,348)
Net Assets:
Beginning of period	547,433,986	592,345,334

End of period	$518,953,643	$547,433,986

Accumulated net investment income/(loss)	$10,623,059	$5,345,753

Share Transactions:
Shares issued	723,326	700,821
Dividends reinvested	—	448,806
Shares redeemed	(3,206,113)	(3,201,602)

Change in shares	(2,482,787)	(2,051,975)

See accompanying notes to the financial statements.

6

AZL Invesco International Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$18.39		$18.62	$15.87	$13.97	$15.24		$13.61

Investment Activities:
Net Investment Income/(Loss)	0.21		0.27	0.22	0.16	0.28		0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.42		(0.21)	2.74	2.00	(1.40)		1.58

Total from Investment Activities	0.63		0.06	2.96	2.16	(1.12)		1.70

Dividends to Shareholders From:
Net Investment Income	—		(0.29)	(0.21)	(0.26)	(0.15)		(0.07)

Total Dividends	—		(0.29)	(0.21)	(0.26)	(0.15)		(0.07)

Net Asset Value, End of Period	$19.02		$18.39	$18.62	$15.87	$13.97		$15.24

Total Return(a)	3.43	%(b)	0.25%	18.78%	15.56%	(7.32	)%(c)	12.52	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$518,954		$547,434	$592,345	$509,885	$459,529		$556,045
Net Investment Income/(Loss)(e)	1.93%		1.31%	1.26%	1.12%	1.72%		1.04%
Expenses Before Reductions(e) (f)	1.23%		1.24%	1.24%	1.25%	1.27%		1.28%
Expenses Net of Reductions(e)	1.18%		1.19%	1.19%	1.20%	1.19%		1.15%
Portfolio Turnover Rate	13	%(b)	23%	28%	27%	30%		39%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $13,257 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	During the year ended December 31, 2010, Invesco Advisers, Inc. reimbursed $45,566 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was 0.01%.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Invesco International Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $23.4 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $11,765 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco International Equity Fund	0.90%	1.45%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

9

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,963 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

10

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks
Banks	$8,209,320	$34,695,832	$—		$42,905,152
Beverages	3,366,087	14,830,409	—		18,196,496
Diversified Financial Services	8,845,829	17,422,061	—		26,267,890
Food Products	3,994,811	5,826,438	—		9,821,249
Insurance	9,524,185	—	—		9,524,185
Internet Software & Services	9,016,930	6,272,827	—		15,289,757
Life Sciences Tools & Services	—	—	—	^	—	^
Media	8,127,356	63,313,209	—		71,440,565
Oil, Gas & Consumable Fuels	15,318,186	9,004,750	—		24,322,936
Pharmaceuticals	12,698,049	17,844,883	—		30,542,932
Road & Rail	4,116,272	4,037,436	—		8,153,708
Semiconductors & Semiconductor Equipment	17,779,084	8,992,188	—		26,771,272
Software	8,877,337	8,134,846	—		17,012,183
All Other Common Stocks+	—	182,727,947	—		182,727,947
Securities Held as Collateral for Securities on Loan	—	18,356,822	—		18,356,822
Unaffiliated Investment Company	33,395,615	—	—		33,395,615

Total Investment Securities	$143,269,061	$391,459,648	$—	^	$534,728,709

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

For the period ended June 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. There were significant total transfers from Level 1 to Level 2 and from Level 2 to Level 1 during the reporting period. Level 1 securities were valued using quoted prices from stock exchanges. Level 2 securities were valued using fair valuation methodologies. These transfers were as follows:

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2	Total Transfers*
AZL Invesco International Equity Fund	$12,840,640	$9,130,804	$21,971,444

*	Represents 4.23% of net assets as of June 30, 2015.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco International Equity Fund	$66,033,859	$104,277,339

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

11

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $437,994,213. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$119,428,101
Unrealized depreciation	(22,693,605)

Net unrealized appreciation/(depreciation)	$96,734,496

During the year ended December 31, 2014, the Fund utilized $14,146,699 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco International Equity Fund	$8,563,231	$—	$8,563,231

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco International Equity Fund	$7,971,201	$29,922,941	$—	$113,003,043	$150,897,185

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® JPMorgan International Opportunities Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL JPMorgan International Opportunities Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL JPMorgan International Opportunities Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,065.50	$5.99	1.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,018.99	$5.86	1.17%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United Kingdom	26.4%
Japan	23.6
Switzerland	14.2
Germany	9.2
France	6.5
Netherlands	4.4
Italy	2.7
Australia	2.3
Sweden	1.5
Cayman Islands	1.5
All other countries	6.7

Total Common Stocks and Preferred Stocks	99.0
Securities Held as Collateral for Securities on Loan	2.3
Money Market	0.2

Total Investment Securities	101.5
Net other assets (liabilities)	(1.5)

Net Assets	100.0%

1

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.5%):
Aerospace & Defense (2.2%):
103,349	European Aeronautic Defence & Space Co. NV	$6,694,917
93,923	Thales SA	5,681,315

		12,376,232

Air Freight & Logistics (0.8%):
246,400	Yamato Holdings Co., Ltd.	4,754,172

Airlines (1.3%):
205,800	Japan Airlines Co., Ltd.	7,173,839

Auto Components (2.1%):
16,432	Continental AG	3,886,391
51,753	Valeo SA	8,180,131

		12,066,522

Automobiles (4.0%):
108,433	Daimler AG, Registered Shares	9,863,720
322,600	Mazda Motor Corp.^	6,348,282
65,914	Renault SA	6,882,949

		23,094,951

Banks (12.1%):
392,741	Australia & New Zealand Banking Group, Ltd.	9,730,023
79,655	HDFC Bank, Ltd., ADR^	4,821,517
1,203,370	HSBC Holdings plc	10,771,733
622,947	ING Groep NV	10,328,215
2,369,802	Intesa Sanpaolo SpA	8,580,686
6,853,128	Lloyds Banking Group plc	9,198,084
1,397,800	Mitsubishi UFJ Financial Group, Inc.	10,003,775
141,972	Sumitomo Mitsui Financial Group, Inc.	6,309,219

		69,743,252

Beverages (2.0%):
153,721	SABMiller plc	7,968,132
89,100	Suntory Beverage & Food, Ltd.	3,582,704

		11,550,836

Building Products (1.3%):
100,000	Daikin Industries, Ltd.	7,191,799

Capital Markets (1.8%):
490,352	UBS Group AG	10,399,792

Chemicals (2.4%):
73,282	Air Liquide SA	9,257,929
84,034	Christian Hansen Holding A/S	4,109,057

		13,366,986

Construction & Engineering (0.8%):
960,000	Kajima Corp.	4,507,635

Diversified Financial Services (1.5%):
554,600	ORIX Corp.	8,281,200

Diversified Telecommunication Services (0.8%):
123,000	Nippon Telegraph & Telephone Corp.	4,452,136

Electric Utilities (1.2%):
1,528,363	Enel SpA	6,909,081

Electronic Equipment, Instruments & Components (2.3%):
830,000	Hitachi, Ltd.	5,467,692
14,700	Keyence Corp.	7,926,686

		13,394,378

Shares		Fair Value
Common Stocks , continued
Food & Staples Retailing (2.2%):
459,110	Distribuidora Internacional de Alimentacion SA ^	$3,514,239
164,700	Seven & I Holdings Co., Ltd.	7,073,413
2,447,500	Sun Art Retail Group, Ltd.^	2,203,153

		12,790,805

Food Products (4.2%):
71,599	Associated British Foods plc	3,234,047
227,025	Nestle SA, Registered Shares	16,415,013
173,000	Nippon Meat Packers, Inc.	3,938,549

		23,587,609

Gas Utilities (0.9%):
864,000	ENN Energy Holdings, Ltd.	5,195,395

Health Care Equipment & Supplies (1.2%):
393,128	Smith & Nephew plc	6,641,735

Hotels, Restaurants & Leisure (0.7%):
105,345	InterContinental Hotels Group plc	4,249,297

Household Durables (1.5%):
266,372	Electrolux AB, Series B	8,338,900

Household Products (1.5%):
98,612	Reckitt Benckiser Group plc	8,513,522

Insurance (5.7%):
865,539	Aviva plc	6,707,626
280,286	AXA SA	7,062,407
158,900	NKSJ Holdings, Inc.	5,827,238
346,732	Prudential plc	8,365,484
59,527	Swiss Re AG^	5,266,733

		33,229,488

Machinery (1.0%):
286,300	DMG Mori Co., Ltd.^	5,527,195

Marine (0.5%):
836,000	Mitsui O.S.K. Lines, Ltd.^	2,671,569

Media (2.4%):
172,000	Dentsu, Inc.	8,969,436
538,956	UBM plc	4,529,949

		13,499,385

Metals & Mining (3.0%):
1,693,000	Nippon Steel Corp.	4,384,925
1,217,120	Norsk Hydro ASA	5,131,450
184,639	Rio Tinto plc	7,592,790

		17,109,165

Multi-Utilities (1.9%):
390,270	E.ON AG	5,197,120
441,975	National Grid plc	5,682,621

		10,879,741

Oil, Gas & Consumable Fuels (3.7%):
443,012	BG Group plc	7,370,781
624,536	Oil Search, Ltd.	3,409,269
260,680	Royal Dutch Shell plc, A Shares	7,423,211
147,264	Statoil ASA	2,630,161

		20,833,422

Continued

2

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks , continued
Paper & Forest Products (1.0%):
188,802	Stora Enso OYJ, Registered Shares	$1,942,962
217,136	UPM-Kymmene OYJ	3,852,859

		5,795,821

Pharmaceuticals (11.3%):
136,565	AstraZeneca plc	8,682,121
90,763	Bayer AG	12,698,597
180,606	Novartis AG, Registered Shares	17,843,738
60,178	Roche Holding AG	16,899,702
89,883	Shire plc	7,223,900

		63,348,058

Real Estate Management & Development (5.1%):
1,446,000	China Overseas Land & Investment, Ltd. ^	5,097,303
580,888	CK Hutchison Holdings, Ltd.	8,518,275
296,900	Daiwa House Industry Co., Ltd.	6,917,497
322,000	Mitsui Fudosan Co., Ltd.	8,991,136

		29,524,211

Semiconductors & Semiconductor Equipment (2.1%):
77,984	ASML Holding NV	8,095,628
343,180	Infineon Technologies AG	4,257,946

		12,353,574

Software (1.4%):
113,565	SAP AG	7,912,178

Specialty Retail (1.9%):
621,133	Dixons Carphone plc	4,421,897
1,160,521	Kingfisher plc	6,321,151

		10,743,048

Textiles, Apparel & Luxury Goods (0.9%):
65,609	Compagnie Financiere Richemont SA, Registered Shares	5,349,489

Shares or Principal Amount		Fair Value
Common Stocks , continued
Tobacco (2.0%):
174,135	British American Tobacco plc	$9,357,030
60,500	Japan Tobacco, Inc.	2,153,351

		11,510,381

Trading Companies & Distributors (1.5%):
136,148	Wolseley plc	8,680,710

Water Utilities (0.6%):
283,563	Pennon Group plc	3,608,720

Wireless Telecommunication Services (2.7%):
37,600	SoftBank Group Corp.	2,213,163
3,594,196	Vodafone Group plc	13,104,234

		15,317,397

Total Common Stocks (Cost $492,449,685)		556,473,626

Preferred Stock (1.5%):
Household Products (1.5%):
76,072	Henkel AG & Co. KGaA, Preferred Shares	8,529,939

Total Preferred Stock (Cost $5,438,350)		8,529,939

Securities Held as Collateral for Securities on Loan (2.3%):
$13,127,516	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	13,127,516

Total Securities Held as Collateral for Securities on Loan (Cost $13,127,516)		13,127,516

Unaffiliated Investment Company (0.2%):
1,251,584	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	1,251,584

Total Unaffiliated Investment Company (Cost $1,251,584 )		1,251,584

Total Investment Securities (Cost $512,267,135)(c) — 101.5%		579,382,665
Net other assets (liabilities) — (1.5)%		(8,312,317)

Net Assets — 100.0%		$571,070,348

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $12,520,343.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Australia	2.3%
Cayman Islands	1.5%
China	1.3%
Denmark	0.7%
Finland	1.0%
France	6.4%
Germany	9.1%
Hong Kong	0.9%
India	0.8%
Italy	2.7%

Country	Percentage
Japan	23.2%
Netherlands	4.3%
Norway	1.3%
Spain	0.6%
Sweden	1.4%
Switzerland	14.0%
United Kingdom	26.0%
United States	2.5%

100.0%

Continued

3

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Forward Currency Contracts

At June 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Barclays Bank	9/17/15	2,670,578	$2,043,807	$2,051,010	$(7,203)
British Pound	State Street	9/17/15	27,706,070	42,773,683	43,500,421	(726,738)
Danish Krone	Royal Alliance	9/17/15	7,606,386	1,157,967	1,139,767	18,200
European Euro	HSBC Bank	9/17/15	1,575,777	1,768,846	1,758,503	10,343
European Euro	State Street	9/17/15	3,304,099	3,725,484	3,687,238	38,246
European Euro	UBS Warburg	9/17/15	2,967,225	3,326,671	3,311,301	15,370
Hong Kong Dollar	HSBC Bank	9/17/15	52,708,418	6,798,063	6,799,513	(1,450)
Japanese Yen	HSBC Bank	9/17/15	180,589,997	1,470,656	1,477,391	(6,735)
Japanese Yen	Morgan Stanley	9/17/15	1,399,146,740	11,316,735	11,446,295	(129,560)
Japanese Yen	Societe Generale	9/17/15	219,130,714	1,750,934	1,792,689	(41,755)
Norwegian Krone	Societe Generale	9/17/15	45,651,660	5,844,915	5,814,705	30,210
Swedish Krona	BNP Paribas	9/17/15	15,969,557	1,952,396	1,930,732	21,664
Swiss Franc	Credit Suisse First Boston	9/17/15	18,950,739	20,310,943	20,340,067	(29,124)

				$104,241,100	$105,049,632	$(808,532)

Long Contracts:
Australian Dollar	Societe Generale	9/17/15	37,856,017	$29,108,658	$29,073,513	$(35,145)
British Pound	Morgan Stanley	9/17/15	1,282,383	2,015,444	2,013,428	(2,016)
British Pound	Morgan Stanley	9/17/15	1,089,509	1,693,029	1,710,604	17,575
British Pound	State Street	9/17/15	916,647	1,439,486	1,439,199	(287)
Danish Krone	Goldman Sachs	9/17/15	44,880,254	6,791,967	6,725,012	(66,955)
European Euro	Credit Suisse First Boston	9/17/15	2,898,211	3,257,250	3,234,284	(22,966)
European Euro	Goldman Sachs	9/17/15	27,886,435	31,447,521	31,120,117	(327,404)
Hong Kong Dollar	State Street	9/17/15	15,062,581	1,942,809	1,943,109	300
Japanese Yen	RBC Dominion Securities	9/17/15	285,229,381	2,303,841	2,333,436	29,595
Japanese Yen	State Street	9/17/15	747,532,669	6,045,046	6,115,498	70,452
Norwegian Krone	Citigroup Global Markets	9/17/15	9,614,679	1,228,347	1,224,633	(3,714)
Norwegian Krone	Merrill Lynch	9/17/15	10,089,876	1,294,738	1,285,159	(9,579)
Singapore Dollar	State Street	9/17/15	12,439,280	9,217,422	9,229,019	11,597
Swedish Krona	State Street	9/17/15	79,685,982	9,714,663	9,634,099	(80,564)

				$107,500,221	$107,081,110	$(419,111)

See accompanying notes to the financial statements.

4

AZL JPMorgan International Opportunities Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$512,267,135

Investment securities, at value*	$579,382,665
Interest and dividends receivable	1,567,054
Foreign currency, at value (cost $923,620)	925,854
Unrealized appreciation on forward currency contracts	263,552
Receivable for investments sold	9,651,384
Reclaims receivable	471,375
Prepaid expenses	912

Total Assets	592,262,796

Liabilities:
Unrealized depreciation on forward currency contracts	1,491,195
Payable for investments purchased	5,669,889
Payable for capital shares redeemed	247,744
Payable for collateral received on loaned securities	13,127,516
Manager fees payable	411,198
Administration fees payable	17,788
Distribution fees payable	120,940
Custodian fees payable	75,111
Trustee fees payable	1,448
Other accrued liabilities	29,619

Total Liabilities	21,192,448

Net Assets	$571,070,348

Net Assets Consist of:
Capital	$472,610,889
Accumulated net investment income/(loss)	19,454,493
Accumulated net realized gains/(losses) from investment transactions	13,114,700
Net unrealized appreciation/(depreciation) on investments	65,890,266

Net Assets	$571,070,348

Shares of beneficial interest (unlimited number of shares authorized, no par value)	31,366,259
Net Asset Value (offering and redemption price per share)	$18.21

*	Includes securities on loan of $12,520,343.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$11,801,479
Income from securities lending	164,380
Foreign withholding tax	(1,320,864)

Total Investment Income	10,644,995

Expenses:
Manager fees	2,791,816
Administration fees	88,141
Distribution fees	734,686
Custodian fees	83,794
Administrative and compliance services fees	2,982
Trustee fees	11,532
Professional fees	12,407
Shareholder reports	12,505
Other expenses	5,568

Total expenses before reductions	3,743,431
Less expenses voluntarily waived/reimbursed by the Manager	(293,873)

Net expenses	3,449,558

Net Investment Income/(Loss)	7,195,437

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	8,313,883
Net realized gains/(losses) on forward currency contracts	(2,664,969)
Change in net unrealized appreciation/depreciation on investments	25,406,150

Net Realized/Unrealized Gains/(Losses) on Investments	31,055,064

Change in Net Assets Resulting From Operations	$38,250,501

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL JPMorgan International Opportunities Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$7,195,437	$15,948,238
Net realized gains/(losses) on investment transactions	5,648,914	33,010,705
Change in unrealized appreciation/depreciation on investments	25,406,150	(95,854,784)

Change in net assets resulting from operations	38,250,501	(46,895,841)

Dividends to Shareholders:
From net investment income	—	(8,522,582)

Change in net assets resulting from dividends to shareholders	—	(8,522,582)

Capital Transactions:
Proceeds from shares issued	6,213,303	17,848,646
Proceeds from dividends reinvested	—	8,522,582
Value of shares redeemed	(54,126,829)	(61,791,725)

Change in net assets resulting from capital transactions	(47,913,526)	(35,420,497)

Change in net assets	(9,663,025)	(90,838,920)
Net Assets:
Beginning of period	580,733,373	671,572,293

End of period	$571,070,348	$580,733,373

Accumulated net investment income/(loss)	$19,454,493	$12,259,056

Share Transactions:
Shares issued	342,234	1,002,877
Dividends reinvested	—	469,563
Shares redeemed	(2,951,141)	(3,389,112)

Change in shares	(2,608,907)	(1,916,672)

See accompanying notes to the financial statements.

6

AZL JPMorgan International Opportunities Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$17.09		$18.71	$15.85	$13.42	$15.62		$14.90

Investment Activities:
Net Investment Income/(Loss)	0.26		0.48	0.27	0.26	0.21		0.27
Net Realized and Unrealized Gains/(Losses) on Investments	0.86		(1.85)	2.98	2.44	(2.31)		0.61

Total from Investment Activities	1.12		(1.37)	3.25	2.70	(2.10)		0.88

Dividends to Shareholders From:
Net Investment Income	—		(0.25)	(0.39)	(0.27)	(0.10)		(0.07)
Net Realized Gains	—		—	—	—	—		(0.09)

Total Dividends	—		(0.25)	(0.39)	(0.27)	(0.10)		(0.16)

Net Asset Value, End of Period	$18.21		$17.09	$18.71	$15.85	$13.42		$15.62

Total Return(a)	6.55	%(b)	(7.39)%	20.69%	20.26%	(13.41)%		5.95%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$571,070		$580,733	$671,572	$578,791	$398,683		$331,815
Net Investment Income/(Loss)(c)	2.45%		2.52%	1.49%	2.08%	1.88%		1.68%
Expenses Before Reductions(c) (d)	1.27%		1.29%	1.29%	1.30%	1.32%		1.33%
Expenses Net of Reductions(c)	1.17%		1.19%	1.19%	1.20%	1.21%		1.18%
Portfolio Turnover Rate	25	%(b)	50%	42%	37%	128	%(e)	35%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Effective May 1, 2011, the Subadviser changed from Morgan Stanley Management, Inc. to J.P. Morgan Investment Management, Inc. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2011 as compared to prior years.

See accompanying notes to the financial statements.

7

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL JPMorgan International Opportunities Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $30.4 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $16,234 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2015, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $211.7 million as of June 30, 2015. The monthly average amount for these contracts was $198.7 million for the period ended June 30, 2015.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Exchange Rate Risk Exposure

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$263,552	Unrealized depreciation on forward currency contracts	$1,491,195

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains /(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in unrealized appreciation/depreciation on investments	$(2,664,969.00)	$(1,095,977.00)

9

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL JPMorgan International Opportunities Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $3,161 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

10

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks
Banks	$4,821,517	$64,921,735	$69,743,252
All Other Common Stocks+	–	486,730,374	486,730,374
Preferred Stock	–	8,529,939	8,529,939
Securities Held as Collateral for Securities on Loan	–	13,127,516	13,127,516
Unaffiliated Investment Company	1,251,584	–	1,251,584

Total Investment Securities	6,073,101	573,309,564	579,382,665

Other Financial Instruments:*
Forward Currency Contracts	–	(1,227,643)	(1,227,643)

Total Investments	$6,073,101	$572,081,921	$578,155,022

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

11

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan International Opportunities Fund	$143,164,472	$186,849,993

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $514,603,662. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$87,459,065
Unrealized depreciation	(22,680,062)

Net unrealized appreciation/(depreciation)	$64,779,003

During the year ended December 31, 2014, the Fund utilized $24,525,058 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL JPMorgan International Opportunities Fund	$8,522,582	$—	$8,522,582

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL JPMorgan International Opportunities Fund	$13,524,171	$8,717,756	$—	$37,967,031	$60,208,958

(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

12

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® JPMorgan U.S. Equity Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL JPMorgan U.S. Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL JPMorgan U.S. Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,016.40	$5.10	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,019.74	$5.11	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	21.5%
Financials	18.4
Consumer Discretionary	17.0
Health Care	16.9
Industrials	8.2
Energy	7.0
Consumer Staples	4.0
Materials	3.4
Utilities	1.8
Telecommunication Services	1.2

Total Common Stocks	99.4
Securities Held as Collateral for Securities on Loan	4.9
Money Market	0.9

Total Investment Securities	105.2
Net other assets (liabilities)	(5.2)

Net Assets	100.0%

1

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (3.7%):
99,736	Honeywell International, Inc.	$10,170,080
4,163	L-3 Communications Holdings, Inc.	472,001
55,224	United Technologies Corp.	6,125,998

		16,768,079

Airlines (1.6%):
79,374	Delta Air Lines, Inc.	3,260,684
73,961	United Continental Holdings, Inc.*	3,920,673

		7,181,357

Auto Components (0.4%):
29,592	Johnson Controls, Inc.	1,465,692
8,388	Magna International, Inc., ADR	470,483

		1,936,175

Automobiles (2.5%):
340,135	General Motors Co.	11,336,700

Banks (6.1%):
387,929	Bank of America Corp.	6,602,552
89,822	Citigroup, Inc.	4,961,767
16,617	SunTrust Banks, Inc.	714,863
7,172	SVB Financial Group*	1,032,625
263,833	Wells Fargo & Co.	14,837,967

		28,149,774

Beverages (1.4%):
69,053	Coca-Cola Co. (The)	2,708,949
37,802	PepsiCo, Inc.	3,528,439

		6,237,388

Biotechnology (3.7%):
4,896	Alexion Pharmaceuticals, Inc.*	885,050
15,981	Biogen Idec, Inc.*	6,455,365
36,249	Celgene Corp.*	4,195,278
17,977	Gilead Sciences, Inc.	2,104,747
26,220	Vertex Pharmaceuticals, Inc.*	3,237,646

		16,878,086

Building Products (0.8%):
45,358	Fortune Brands Home & Security, Inc.	2,078,304
57,594	Masco Corp.^	1,536,032

		3,614,336

Capital Markets (5.7%):
23,496	Ameriprise Financial, Inc.	2,935,355
12,847	BlackRock, Inc., Class A	4,444,805
39,050	Charles Schwab Corp. (The)	1,274,983
30,543	Goldman Sachs Group, Inc. (The)	6,377,073
62,556	Invesco, Ltd.	2,345,224
202,345	Morgan Stanley	7,848,962
11,647	TD Ameritrade Holding Corp.^	428,843

		25,655,245

Chemicals (2.2%):
14,791	Axiall Corp. ^	533,216
80,439	Dow Chemical Co. (The)	4,116,063
38,307	E.I. du Pont de Nemours & Co.	2,449,733
56,863	Mosaic Co. (The)	2,664,031

		9,763,043

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.4%):
21,907	Fluor Corp.	$1,161,290
21,143	Jacobs Engineering Group, Inc.*^	858,829

		2,020,119

Construction Materials (0.1%):
2,011	Martin Marietta Materials, Inc.^	284,577

Consumer Finance (0.3%):
23,577	Discover Financial Services	1,358,507

Containers & Packaging (0.8%):
67,494	Crown Holdings, Inc.*	3,571,108

Diversified Financial Services (0.6%):
12,337	IntercontinentalExchange Group, Inc.	2,758,677

Diversified Telecommunication Services (1.0%):
65,950	AT&T, Inc.^	2,342,544
44,994	Verizon Communications, Inc.	2,097,170

		4,439,714

Electric Utilities (1.2%):
27,222	Edison International	1,512,999
52,542	Exelon Corp.^	1,650,870
21,765	NextEra Energy, Inc.	2,133,622

		5,297,491

Electronic Equipment, Instruments & Components (0.8%):
54,117	TE Connectivity, Ltd.	3,479,723

Energy Equipment & Services (1.0%):
10,884	Baker Hughes, Inc.	671,543
44,226	Schlumberger, Ltd.	3,811,839

		4,483,382

Food & Staples Retailing (0.2%):
5,285	Costco Wholesale Corp.	713,792

Food Products (0.8%):
15,856	Hershey Co.	1,408,488
55,802	Mondelez International, Inc., Class A	2,295,695

		3,704,183

Health Care Equipment & Supplies (1.3%):
61,850	Abbott Laboratories	3,035,599
119,272	Boston Scientific Corp.*	2,111,114
7,655	Stryker Corp.	731,588

		5,878,301

Health Care Providers & Services (5.6%):
22,132	Aetna, Inc.	2,820,945
30,372	Humana, Inc.	5,809,556
32,475	McKesson, Inc.	7,300,705
76,656	UnitedHealth Group, Inc.	9,352,032

		25,283,238

Hotels, Restaurants & Leisure (1.5%):
16,012	Carnival Corp.	790,833
1,060	Chipotle Mexican Grill, Inc.*	641,289
34,498	Royal Caribbean Cruises, Ltd.	2,714,648
42,775	Starbucks Corp.	2,293,382

		6,440,152

Continued

2

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables (1.6%):
35,236	D.R. Horton, Inc.	$964,057
24,930	Harman International Industries, Inc.	2,965,174
41,597	PulteGroup, Inc.^	838,180
66,512	Toll Brothers, Inc.*	2,540,093

		7,307,504

Household Products (1.0%):
18,850	Colgate-Palmolive Co.	1,232,979
43,297	Procter & Gamble Co. (The)	3,387,557

		4,620,536

Industrial Conglomerates (0.1%):
16,848	General Electric Co.	447,651

Insurance (4.9%):
94,997	ACE, Ltd.	9,659,295
32,258	American International Group, Inc.	1,994,190
94,373	Marsh & McLennan Cos., Inc.	5,350,948
84,239	MetLife, Inc.	4,716,542
12,785	XL Group plc	475,602

		22,196,577

Internet & Catalog Retail (1.3%):
12,445	Amazon.com, Inc.*	5,402,250
217	Priceline Group, Inc. (The)*	249,847

		5,652,097

Internet Software & Services (3.6%):
75,165	Facebook, Inc., Class A*	6,446,526
11,413	Google, Inc., Class C*	5,940,581
7,376	Google, Inc., Class A*	3,983,335

		16,370,442

IT Services (3.5%):
42,720	Accenture plc, Class A	4,134,442
5,282	Alliance Data Systems Corp.*	1,542,027
21,786	Cognizant Technology Solutions Corp., Class A*	1,330,907
35,485	Fidelity National Information Services, Inc.	2,192,973
25,616	MasterCard, Inc., Class A	2,394,584
54,725	Visa, Inc., Class A^	3,674,783

		15,269,716

Life Sciences Tools & Services (0.1%):
2,230	Illumina, Inc.*	486,943

Machinery (1.0%):
59,402	PACCAR, Inc.^	3,790,441
7,620	SPX Corp.	551,612

		4,342,053

Media (5.8%):
36,717	CBS Corp., Class B	2,037,794
17,237	Charter Communications, Inc., Class A*^	2,951,836
62,427	Comcast Corp., Class A	3,754,360
30,917	DISH Network Corp., Class A*	2,093,390
93,166	Time Warner, Inc., Class A	8,143,640
37,606	Twenty-First Century Fox, Inc., Class B	1,211,665
177,292	Twenty-First Century Fox, Inc.	5,769,968

		25,962,653

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.3%):
4,720	Alcoa, Inc.	$52,628
59,926	United States Steel Corp.^	1,235,674

		1,288,302

Multi-Utilities (0.6%):
16,698	CenterPoint Energy, Inc.	317,763
26,380	CMS Energy Corp.	839,939
17,930	NiSource, Inc.	817,429
11,943	PG&E Corp.	586,401

		2,561,532

Oil, Gas & Consumable Fuels (6.0%):
36,247	Anadarko Petroleum Corp.	2,829,441
39,633	Cabot Oil & Gas Corp.^	1,250,025
7,063	Concho Resources, Inc.*^	804,193
21,032	EOG Resources, Inc.	1,841,352
15,398	EQT Corp.	1,252,473
24,355	Exxon Mobil Corp.	2,026,336
26,380	Marathon Oil Corp.	700,125
22,264	Marathon Petroleum Corp.	1,164,630
162,812	Occidental Petroleum Corp.	12,661,888
19,317	Phillips 66	1,556,178
7,489	Pioneer Natural Resources Co.^	1,038,649

		27,125,290

Pharmaceuticals (6.2%):
12,641	Allergan plc*	3,836,038
96,275	Bristol-Myers Squibb Co.	6,406,138
29,787	Eli Lilly & Co.^	2,486,917
64,760	Johnson & Johnson Co.	6,311,509
69,131	Merck & Co., Inc.	3,935,628
3,359	Perrigo Co. plc	620,844
146,073	Pfizer, Inc.	4,897,827

		28,494,901

Real Estate Investment Trusts (REITs) (0.8%):
21,215	American Tower Corp.	1,979,147
3,399	Boston Properties, Inc.	411,415
20,767	ProLogis, Inc.	770,456
3,945	Vornado Realty Trust	374,499

		3,535,517

Road & Rail (0.6%):
2,968	Kansas City Southern	270,682
26,344	Union Pacific Corp.	2,512,427

		2,783,109

Semiconductors & Semiconductor Equipment (5.7%):
64,766	Avago Technologies, Ltd.	8,609,344
63,172	Broadcom Corp., Class A	3,252,726
11,615	Freescale Semiconductor Holdings I, Ltd.*	464,252
70,154	KLA-Tencor Corp.	3,943,356
84,760	Lam Research Corp.	6,895,227
8,316	NXP Semiconductors NV*	816,631
11,010	NXP Semiconductors NV*	1,081,182
16,542	Texas Instruments, Inc.	852,078

		25,914,796

Continued

3

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software (4.0%):
39,723	Adobe Systems, Inc.*	$3,217,960
290,915	Microsoft Corp.	12,843,898
44,251	Oracle Corp.	1,783,315

		17,845,173

Specialty Retail (3.3%):
9,900	Home Depot, Inc. (The)	1,100,187
133,479	Lowe’s Cos., Inc.	8,939,089
12,333	Tiffany & Co.	1,132,169
52,714	TJX Cos., Inc. (The)	3,488,085

		14,659,530

Technology Hardware, Storage & Peripherals (3.9%):
140,945	Apple, Inc.	17,678,027

Textiles, Apparel & Luxury Goods (0.6%):
8,560	Lululemon Athletica, Inc.*^	558,968
9,495	PVH Corp.	1,093,824
5,036	Ralph Lauren Corp.	666,565
9,885	VF Corp.	689,380

		3,008,737

Shares or Principal Amount		Fair Value
Common Stocks, continued
Tobacco (0.6%):
31,385	Philip Morris International, Inc.	$2,516,135

Wireless Telecommunication Services (0.2%):
9,757	SBA Communications Corp., Class A*	1,121,763

Total Common Stocks (Cost $360,688,344)		448,422,131

Securities Held as Collateral for Securities on Loan (4.9%):
$21,975,509	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	21,975,509

Total Securities Held as Collateral for Securities on Loan (Cost $21,975,509)		21,975,509

Unaffiliated Investment Company (0.9%):
3,867,273	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	3,867,273

Total Unaffiliated Investment Company (Cost $3,867,273)		3,867,273

Total Investment Securities (Cost $386,531,126)(c) — 105.2%		474,264,913
Net other assets (liabilities) — (5.2)%		(23,500,213)

Net Assets — 100.0%		$450,764,700

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $21,532,321.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $115,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Short	9/18/15	(9)	$(924,480)	$29,164

See accompanying notes to the financial statements.

4

AZL JPMorgan U.S. Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$386,531,126

Investment securities, at value*	$474,264,913
Cash	25,904
Segregated cash for collateral	115,000
Interest and dividends receivable	469,834
Receivable for investments sold	1,401,928
Reclaims receivable	12,730
Prepaid expenses	859

Total Assets	476,291,168

Liabilities:
Payable for investments purchased	2,462,177
Payable for capital shares redeemed	672,447
Payable for collateral received on loaned securities	21,975,509
Payable for variation margin on futures contracts	1,755
Manager fees payable	269,696
Administration fees payable	11,838
Distribution fees payable	94,852
Custodian fees payable	12,345
Administrative and compliance services fees payable	768
Trustee fees payable	4,627
Other accrued liabilities	20,454

Total Liabilities	25,526,468

Net Assets	$450,764,700

Net Assets Consist of:
Capital	$346,061,805
Accumulated net investment income/(loss)	6,321,430
Accumulated net realized gains/(losses) from investment transactions	10,618,514
Net unrealized appreciation/(depreciation) on investments	87,762,951

Net Assets	$450,764,700

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,912,626
Net Asset Value (offering and redemption price per share)	$16.75

*	Includes securities on loan of $21,532,321.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$3,767,016
Interest	50
Income from securities lending	28,379
Foreign withholding tax	(9,829)

Total Investment Income	3,785,616

Expenses:
Manager fees	1,957,605
Administration fees	65,345
Distribution fees	611,750
Custodian fees	23,126
Administrative and compliance services fees	3,704
Trustee fees	14,957
Professional fees	15,926
Shareholder reports	10,307
Other expenses	6,196

Total expenses before reductions	2,708,916
Less expenses voluntarily waived/reimbursed by the Manager	(219,905)

Net expenses	2,489,011

Net Investment Income/(Loss)	1,296,605

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	31,327,259
Net realized gains/(losses) on futures contracts	60,422
Change in net unrealized appreciation/depreciation on investments	(23,325,229)

Net Realized/Unrealized Gains/(Losses) on Investments	8,062,452

Change in Net Assets Resulting From Operations	$9,359,057

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL JPMorgan U.S. Equity Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,296,605	$5,147,324
Net realized gains/(losses) on investment transactions	31,387,681	82,638,583
Change in unrealized appreciation/depreciation on investments	(23,325,229)	(20,760,338)

Change in net assets resulting from operations	9,359,057	67,025,569

Dividends to Shareholders:
From net investment income	—	(3,723,395)

Change in net assets resulting from dividends to shareholders	—	(3,723,395)

Capital Transactions:
Proceeds from shares issued	6,400,776	17,310,639
Proceeds from dividends reinvested	—	3,723,395
Value of shares redeemed	(76,315,805)	(80,825,498)

Change in net assets resulting from capital transactions	(69,915,029)	(59,791,464)

Change in net assets	(60,555,972)	3,510,710
Net Assets:
Beginning of period	511,320,672	507,809,962

End of period	$450,764,700	$511,320,672

Accumulated net investment income/(loss)	$6,321,430	$5,024,825

Share Transactions:
Shares issued	385,349	1,131,047
Dividends reinvested	—	236,256
Shares redeemed	(4,502,440)	(5,270,647)

Change in shares	(4,117,091)	(3,903,344)

See accompanying notes to the financial statements.

6

AZL JPMorgan U.S. Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$16.48		$14.54	$10.72		$9.22	$9.50	$8.46

Investment Activities:
Net Investment Income/(Loss)	0.07		0.18	0.11		0.11	0.09	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.20		1.88	3.83		1.47	(0.30)	1.02

Total from Investment Activities	0.27		2.06	3.94		1.58	(0.21)	1.09

Dividends to Shareholders From:
Net Investment Income	—		(0.12)	(0.12)		(0.08)	(0.07)	(0.05)

Total Dividends	—		(0.12)	(0.12)		(0.08)	(0.07)	(0.05)

Net Asset Value, End of Period	$16.75		$16.48	$14.54		$10.72	$9.22	$9.50

Total Return(a)	1.64	%(b)	14.18%	36.90	%(e)	17.13%	(2.20)%	12.97%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$450,765		$511,321	$507,810		$393,725	$312,277	$325,037
Net Investment Income/(Loss)(c)	0.53%		1.02%	0.83%		1.16%	0.90%	0.79%
Expenses Before Reductions(c) (d)	1.11%		1.10%	1.11%		1.12%	1.13%	1.13%
Expenses Net of Reductions(c)	1.02%		1.01%	1.01%		1.03%	1.08%	1.08%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (f)	1.02%		1.01%	1.02%		1.04%	1.08%	1.08%
Portfolio Turnover Rate	35	%(b)	77%	81%		71%	81%	86%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	During the year ended December 31, 2013, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%,

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.

See accompanying notes to the financial statements.

7

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL JPMorgan U.S. Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33  1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $30.4 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,799 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $0.9 million as of June 30, 2015. The monthly average notional amount for these contracts was $0.8 million for the period ended June 30, 2015.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$29,164	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/ (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/ depreciation on investments	$60,422	$64,436

9

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL JPMorgan U.S. Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.75% on the first $100 million of assets and 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,721 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

10

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$448,422,131	$—	$448,422,131
Securities Held as Collateral for Securities on Loan	—	21,975,509	21,975,509
Unaffiliated Investment Company	3,867,273	—	3,867,273

Total Investment Securities	452,289,404	21,975,509	474,264,913

Other Financial Instruments:*
Futures Contracts	29,164	—	29,164

Total Investments	$452,318,568	$21,975,509	$474,294,077

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan U.S. Equity Fund	$169,708,704	$233,681,493

11

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $390,649,448. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$94,412,808
Unrealized depreciation	(10,797,343)

Net unrealized appreciation/(depreciation)	$83,615,465

As of the end of its tax year ended December 31, 2014, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2016	Expires 12/31/2017	Total
AZL JPMorgan U.S. Equity Fund	$3,091,596	$13,967,218	$17,058,814

During the year ended December 31, 2014, the Fund utilized $82,147,971 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL JPMorgan U.S. Equity Fund	$3,723,395	$—	$3,723,395

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL JPMorgan U.S. Equity Fund	$5,006,361	$—	$(17,058,814)	$107,396,291	$95,343,838

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MetWest Total Return Bond Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Other Information Page 15

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MetWest Total Return Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MetWest Total Return Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MetWest Total Return Bond Fund	$1,000.00	$998.00	$4.11	0.83%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MetWest Total Return Bond Fund	$1,000.00	$1,020.68	$4.16	0.83%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	37.1%
U.S. Treasury Obligations	25.4
Collateralized Mortgage Obligations	18.0
Corporate Bonds	16.9
Asset Backed Securities	9.7
Money Markets	4.2
Yankee Dollars	1.8
Securities Held as Collateral for Securities on Loan	1.5
Commercial Paper	1.0
Municipal Bonds	0.5

Total Investment Securities	116.1
Net other assets (liabilities)	(16.1)

Net Assets	100.0%

1

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (9.7%):
$1,050,000	Betony CLO, Ltd., Class A, Series 2015-1A, 1.77%, 4/15/27(a) (b)	$1,050,407
1,040,000	Dryden Senior Loan Fund LLC, Class A, Series 2015-37A, 1.75%, 4/15/27(a) (b)	1,040,311
955,000	Flagship CLO, Class A1, Series 2013-7A, 1.75%, 1/20/26(a) (b)	950,952
1,874,505	Goal Capital Funding Trust, Class A3, Series 2005-2, 0.45%, 5/28/30(a)	1,857,261
1,000,000	Limerock CLO, Class A1, Series 2014-3A, 1.79%, 10/20/26(a) (b)	999,723
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-9A, 1.70%, 7/25/26(a) (b)	997,859
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-11A, 1.69%, 1/18/27(a) (b)	999,867
1,040,000	Magnetite CLO, Ltd., Class A, Series 2015-12A, 1.82%, 4/15/27(a) (b)	1,040,534
908,412	Navient Student Loan Trust, Class A, Series 2014-2, 0.82%, 3/25/43(a)	901,314
870,454	Navient Student Loan Trust, Class A, Series 2014-3, 0.80%, 3/25/43(a)	863,283
589,533	Navient Student Loan Trust, Class A, Series 2014-4, 0.80%, 3/25/43(a)	584,166
2,080,000	Navient Student Loan Trust, Class A3, Series 2014-8, 0.78%, 5/27/31(a)	2,084,091
1,830,000	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 0.79%, 9/25/42(a) (b)	1,830,000
2,615,000	SLC Student Loan Trust, Class A6, Series 2006-1, 0.45%, 12/15/38(a)	2,320,871
1,872,000	SLC Student Loan Trust, Class A4A, Series 2008-1, 1.89%, 12/15/32(a)	1,936,064
1,049,931	SLM Student Loan Trust, Class B, Series 2003-7, 0.86%, 9/15/39(a)	941,558
1,585,153	SLM Student Loan Trust, Class A5, Series 2003-11, 0.34%, 12/15/22(a) (b)	1,579,075
1,588,096	SLM Student Loan Trust, Class A5B, Series 2004-10, 0.68%, 4/25/23(a) (b)	1,588,633
219,123	SLM Student Loan Trust, Class B, Series 2005-6, 0.57%, 1/25/44(a)	197,807
225,652	SLM Student Loan Trust, Class B, Series 2006-10, 0.50%, 3/25/44(a)	195,395
221,097	SLM Student Loan Trust, Class B, Series 2007-1, 0.50%, 1/27/42(a)	196,018
1,220,000	SLM Student Loan Trust, Class B, Series 2008-5, 2.13%, 7/25/29(a)	1,237,248
1,926,651	SLM Student Loan Trust, Class A, Series 2008-9, 1.78%, 4/25/23(a)	1,976,519
240,000	SLM Student Loan Trust, Class B, Series 2008-9, 2.53%, 10/25/29(a)	250,031
2,002,859	SLM Student Loan Trust, Class A, Series 2009-3, 0.94%, 1/25/45(a) (b)	2,004,652
1,860,872	SLM Student Loan Trust, Class A, Series 2012-2, 0.89%, 1/25/29(a)	1,866,717
1,150,394	SLM Student Loan Trust, Class A, Series 2012-3, 0.84%, 12/26/25(a)	1,148,208
1,858,207	SLM Student Loan Trust, Class A, Series 2013-4, 0.73%, 6/25/27(a)	1,864,357

Principal Amount		Fair Value
Asset Backed Securities, continued
$2,100,000	SLM Student Loan Trust, Class A2, Series 2014-2, 0.54%, 10/25/21(a)	$2,094,899
830,000	SLM Student Loan Trust, Class A5, Series 2006-5, 0.39%, 1/25/27(a)	813,763
1,040,000	Voya CLO, Ltd., Class A1, Series 2015-1A, 1.74%, 4/18/27(a) (b)	1,039,917
1,970,000	Wachovia Student Loan Trust, Class A6, Series 2006-1, 0.45%, 4/25/40(a) (b)	1,794,918

Total Asset Backed Securities (Cost $40,299,829)		40,246,418

Collateralized Mortgage Obligations (18.0%):
1,150,000	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 0.65%, 7/25/35(a)	1,098,827
1,976,664	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 0.67%, 4/25/35(a)	1,958,469
210,000	Babson CLO, Ltd., Class A, Series 2015-IA, 1.71%, 4/20/27(a) (b)	209,970
1,608,720	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 2.65%, 7/25/35(a)	1,537,772
1,027,170	CD Commercial Mortgage Trust, Class A1A, Series 2007-CD4, 5.29%, 12/11/49(a)	1,075,786
1,924,103	Centex Home Equity, Class M1, Series 2005-D, 0.62%, 10/25/35(a)	1,917,436
2,093,892	Citigroup Mortgage Loan Trust, Inc., Class A4, Series 2006-WFH3, 0.43%, 10/25/36(a)	2,020,593
2,226,041	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 2.69%, 4/25/37(a)	2,012,800
1,489,922	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.56%, 2/25/37(a)	1,104,353
1,074,637	Credit Suisse Mortgage Capital Certificates, Class AAB, Series 2007-C1, 5.34%, 2/15/40	1,093,834
790,216	Federal Home Loan Mortgage Corp., Class A, Series KF01, 0.53%, 4/25/19(a)	786,995
825,007	Federal Home Loan Mortgage Corp., Class A, Series KF04, 0.49%, 6/25/21(a)	826,261
2,067,184	Federal Home Loan Mortgage Corp., Class A, Series KF05, 0.53%, 9/25/21(a)	2,070,814
2,025,000	Federal Home Loan Mortgage Corp., Class A2, Series K041, 3.17%, 10/25/24	2,066,909
565,000	Federal Home Loan Mortgage Corp., Class A2, Series KSCT, 4.28%, 1/25/20	622,199
1,500,659	Federal National Mortgage Association, Class FA, Series 2013-M14, 0.54%, 8/25/18(a)	1,503,193
2,016,771	Federal National Mortgage Association, Class A1, Series 2015-M5, 2.87%, 6/25/25(a)	2,020,068
1,650,393	Federal National Mortgage Association, Class A3, Series 2015-M2, 3.06%, 12/25/24(a)	1,677,521
1,405,000	Federal National Mortgage Association, Class 1, Series 141, 2.97%, 5/1/27(a)	1,386,343
1,526,352	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FFH3, 0.70%, 9/25/35(a)	1,518,291
2,095,302	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 0.68%, 9/25/35(a)	2,039,494
2,195,368	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 05-AA12, 2.29%, 2/25/36(a)	1,776,162

Continued

2

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,593,994	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 2.68%, 8/25/35(a)	$1,439,701
2,253,568	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.27%, 3/25/36(a)	1,874,349
1,987,557	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.26%, 4/25/36(a)	1,658,560
2,053,140	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 2.99%, 4/19/36(a)	1,834,912
1,905,266	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 2.95%, 9/19/35(a)	1,824,369
610,702	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2005-CB13, 5.25%, 1/12/43(a)	611,594
906,860	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2005-LDP5, 5.24%, 11/15/15(a)	908,896
2,005,932	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-LDP7, 5.91%, 4/15/45(a)	2,051,617
95,448	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1, Series 2010-C1, 3.85%, 6/15/43(b)	95,369
391,838	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2011-C3, 3.67%, 1/15/18(b)	399,292
1,292,424	LB-UBS Commercial Mortgage Trust, Class A2, Series 2006-C7, 5.30%, 11/15/38	1,302,542
1,291,824	LB-UBS Commercial Mortgage Trust, Class G, Series 2004-C7, 5.03%, 10/15/36(a) (b)	1,295,185
1,260,970	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.31%, 7/25/37(a)	804,566
2,176,935	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 5.84%, 6/12/50(a)	2,273,403
2,125,000	Morgan Stanley Capital I Trust, Class A3, Series 2011-C1, 4.70%, 9/15/47(b)	2,296,333
1,524,985	Morgan Stanley Mortgage Loan Trust, Class 1A2, Series 2005-6AR, 0.46%, 11/25/35(a)	1,517,822
1,962,868	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 0.89%, 6/26/47(a) (b)	1,887,092
1,865,437	MortgageIT Trust, Class 2A, Series 2005-2, 1.83%, 5/25/35(a)	1,834,924
1,950,172	Newcastle Mortgage Securities Trust, Class A4, Series 2006-1, 0.47%, 3/25/36(a)	1,902,402
1,638,714	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 2.95%, 7/25/35(a)	1,556,700
2,497,822	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.37%, 12/25/36(a)	1,931,911
832,788	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2005-C22, 5.45%, 12/15/44(a)	833,824
1,644,998	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.42%, 4/25/45(a)	1,550,893

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,918,104	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.48%, 7/25/45(a)	$1,759,784
2,010,663	WaMu Mortgage Pass-Through Certificates, Class 4A1, Series 2007-HY1, 2.38%, 2/25/37(a)	1,758,274
1,885,156	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 2.44%, 3/25/35(a)	1,884,947
1,826,860	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 2.62%, 3/25/36(a)	1,818,062
1,843,340	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.50%, 9/25/36(a)	1,714,776

Total Collateralized Mortgage Obligations (Cost $75,656,944)		74,946,189

Corporate Bonds (16.9%):
Airlines (0.9%):
1,570,486	Continental Airlines 2009-2, Series A, 7.25%, 11/10/19	1,817,838
560,552	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	608,199
1,038,471	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	1,168,279

		3,594,316

Auto Components (0.1%):
200,000	ZF NA Capital, 4.50%, 4/29/22(b)	195,910

Automobiles (0.2%):
400,000	General Motors Co., 5.20%, 4/1/45	396,176
600,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100^	587,911

		984,087

Banks (1.5%):
2,500,000	Bank of America NA, 5.30%, 3/15/17	2,647,910
350,000	Bank of America NA, Series BKNT, 6.10%, 6/15/17	379,084
1,000,000	JPMorgan Chase & Co., 1.10%, 10/15/15	1,000,906
800,000	JPMorgan Chase & Co., 2.60%, 1/15/16	806,347
1,000,000	U.S. Bank NA, 2.28%, 4/29/20, Callable 7/29/15 @ 100(a)	1,001,028
550,000	Wells Fargo & Co., 3.30%, 9/9/24^	541,563

		6,376,838

Capital Markets (1.8%):
2,000,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	2,265,651
750,000	Goldman Sachs Group, Inc., 1.60%, 11/23/15, MTN	752,590
1,500,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,648,926
500,000	Goldman Sachs Group, Inc., 1.88%, 11/29/23, MTN^(a)	508,182
400,000	Morgan Stanley, 4.75%, 3/22/17	421,978
1,750,000	Morgan Stanley, 1.01%, 1/5/18(a)	1,751,572

		7,348,899

Commercial Services & Supplies (0.2%):
800,000	International Lease Finance Corp., 7.13%, 9/1/18(b)	892,000

Continued

3

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance (0.9%):
$1,250,000	Capital One Financial Corp., 1.00%, 11/6/15	$1,248,114
400,000	DS Services Holdings, Inc., 10.00%, 9/1/21, Callable 9/1/17 @ 105(b)	468,000
1,660,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,808,419

		3,524,533

Diversified Financial Services (1.3%):
575,000	Berkshire Hathaway, Inc., 4.50%, 2/11/43	576,480
2,000,000	Citigroup, Inc., 0.98%, 11/24/17(a)	1,998,901
700,000	Citigroup, Inc., 5.50%, 9/13/25	756,558
250,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	299,008
700,000	General Electric Capital Corp., Series G, 6.88%, 1/10/39, MTN	939,872
800,000	ZFS Finance USA Trust II, 6.45%, 12/15/65, Callable 6/15/16 @ 100(a) (b)	818,216

		5,389,035

Diversified Telecommunication Services (0.3%):
1,500,000	Verizon Communications, Inc., 4.86%, 8/21/46	1,403,874

Electric Utilities (2.4%):
780,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(b)	792,689
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	575,372
1,000,000	CenterPoint Energy Houston Electric LLC, 4.50%, 4/1/44, Callable 10/1/43 @ 100	1,028,579
800,000	Cleco Power LLC, 6.00%, 12/1/40	917,678
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	966,412
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(b)	1,084,468
750,000	El Paso Electric Co., 5.00%, 12/1/44, Callable 6/1/44 @ 100	740,183
400,000	IPALCO Enterprises, Inc., 7.25%, 4/1/16	418,488
1,000,000	IPALCO Enterprises, Inc., 5.00%, 5/1/18, Callable 4/1/18 @ 100	1,055,000
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	830,761
1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 3/1/22 @ 100	1,580,169
450,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100^	398,655

		10,388,454

Food & Beverage (0.2%):
630,000	HJ Heinz Co., 1.60%, 6/30/17(b)	630,064

Health Care Providers & Services (0.7%):
1,000,000	Catholic Health Initiatives, 4.35%, 11/1/42	914,474
800,000	CHS/Community Health Systems, Inc., 5.13%, 8/15/18, Callable 8/15/15 @ 102.6	820,000
420,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	404,250
750,000	HCA, Inc., 6.50%, 2/15/20^	838,125

		2,976,849

Principal Amount		Fair Value
Corporate Bonds, continued
Household Products (0.2%):
$800,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104^	$820,000

Industrial Conglomerates (0.1%):
500,000	General Electric Co., 4.50%, 3/11/44	507,795

Insurance (0.8%):
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	387,139
1,900,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a) (b)	1,857,249
900,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(b)	883,714

		3,128,102

Media (0.6%):
830,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	809,250
1,575,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 8/10/15 @ 104.88	1,647,844

		2,457,094

Multi-Utilities (0.2%):
625,000	Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	615,079

Oil, Gas & Consumable Fuels (1.8%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100^	321,668
1,100,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	1,078,729
775,000	Chesapeake Energy Corp., 6.63%, 8/15/20^	755,625
1,400,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	1,372,022
425,000	Exxon Mobil Corp., 3.57%, 3/6/45, Callable 9/6/44 @ 100	384,721
850,000	KeySpan Gas East Corp., 5.82%, 4/1/41(b)	1,016,392
400,000	MarkWest Energy Partners LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	391,000
475,000	Noble Energy, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100^	455,110
780,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(b)	831,675
250,000	Rockies Express Pipeline LLC, 6.00%, 1/15/19(b)	260,625
775,000	Sabine Pass Liquefcation LLC, 6.25%, 3/15/22	802,125

		7,669,692

Real Estate Investment Trusts (REITs) (2.1%):
875,000	HCP, Inc., 5.38%, 2/1/21, Callable 11/3/20 @ 100	965,330
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	390,336
175,000	HCP, Inc., 3.40%, 2/1/25, Callable 11/1/24 @ 100	164,301
1,600,000	Health Care REIT, Inc., 5.25%, 1/15/22, Callable 10/15/21 @ 100^	1,750,179

Continued

4

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$1,000,000	Mid-America Apartment Communities, Inc., 5.50%, 10/1/15	$1,010,633
1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 6/15/18 @ 100	1,231,259
2,000,000	Ventas Realty LP / Capital Corp., 3.13%, 11/30/15	2,016,123
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100(b)	1,502,210

		9,030,371

Road & Rail (0.1%):
425,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	391,980

Software (0.1%):
640,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	577,050

Wireless Telecommunication Services (0.4%):
835,000	AT&T, Inc., 4.75%, 5/15/46, Callable 5/15/46 @ 100	759,828
725,000	Sprint Communications, Inc., 9.00%, 11/15/18(b)	818,714

		1,578,542

Total Corporate Bonds (Cost $71,682,619)		70,480,564

Yankee Dollars (1.8%):
Banks (1.2%):
2,000,000	Credit Suisse, NY, 0.69%, 12/7/15(a)	2,000,364
1,100,000	HBOS plc, Series G, 6.75%, 5/21/18(b)	1,219,628
1,250,000	Royal Bank of Scotland Group plc, 2.55%, 9/18/15	1,253,495
1,000,000	Royal Bank of Scotland Group plc, 4.38%, 3/16/16	1,022,087

		5,495,574

Oil, Gas & Consumable Fuels (0.2%):
700,000	Shell International Finance BV, 4.38%, 5/11/45	690,950

Pharmaceuticals (0.3%):
800,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/23 @ 102.94(b)	820,000
425,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103(b)	437,219

		1,257,219

Semiconductors (0.1%):
200,000	NXP BV/NXP Funding LLC, 4.63%, 6/15/22(b)	197,250

Total Yankee Dollars (Cost $7,627,436)		7,640,993

Municipal Bonds (0.5%):
New York (0.5%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,279,879
750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, 5.95%, 6/15/42	947,250

		2,227,129

Total Municipal Bonds (Cost $2,263,447)		2,227,129

Principal Amount		Fair Value
U.S. Government Agency Mortgages (37.1%):
Federal Home Loan Bank (11.2%)
$10,640,000	0.07%, 7/6/15(c)	$10,639,968
8,885,000	0.07%, 7/15/15(c)	8,884,929
7,200,000	0.07%, 7/29/15(c)	7,199,885
10,125,000	0.06%, 7/31/15(c)	10,124,828
3,015,000	0.07%, 8/19/15(c)	3,014,837
5,100,000	0.07%, 8/21/15(c)	5,099,709
2,095,000	1.25%, 6/28/30, Callable 0 @ 100(a)	2,095,886

		47,060,042

Federal Home Loan Mortgage Corporation (5.3%)
3,837,019	3.50%, 4/1/44, Pool #G07848	3,978,056
3,885,822	3.50%, 1/1/45, Pool #G07924	4,011,062
1,819,514	3.50%, 3/1/45, Pool #G08632	1,873,936
3,988,216	3.50%, 4/1/45, Pool #G60023	4,121,706
3,697,819	3.50%, 4/1/45, Pool #G08636	3,808,544
4,054,899	3.50%, 6/1/45, Pool #G60080	4,188,104

		21,981,408

Federal National Mortgage Association (17.0%)
1,446,676	4.60%, 4/1/20, Pool #AD0910	1,591,811
1,133,313	4.12%, 4/1/20, Pool #464959	1,231,939
996,626	3.43%, 10/1/20, Pool #466386	1,056,709
1,697,660	3.67%, 10/1/20, Pool #AE0918	1,823,375
1,967,216	3.42%, 10/1/20, Pool #FN0009	2,081,925
2,644,622	3.76%, 12/1/20, Pool #FN0001	2,847,631
1,000,000	3.94%, 1/1/21, Pool #466969	1,083,853
1,130,394	4.62%, 4/1/21, Pool #467731	1,264,247
982,481	3.93%, 7/1/21, Pool #468518	1,059,421
1,245,000	3.06%, 5/1/22, Pool #471258	1,290,091
1,050,000	2.80%, 6/1/25, Pool #AM9004	1,039,213
1,000,000	3.00%, 7/25/30	1,036,008
2,000,000	2.50%, 7/25/30	2,024,228
1,000,000	3.50%, 7/25/30	1,054,641
1,809,614	3.50%, 1/1/32, Pool #AB4262	1,891,993
973,742	3.00%, 10/1/33, Pool #MA1676	993,430
1,998,451	3.50%, 4/1/43, Pool #MA1404	2,062,722
3,822,434	3.50%, 6/1/43, Pool #MA1463	3,945,278
14,215,000	3.00%, 7/25/43	14,161,971
7,995,000	4.00%, 7/25/44	8,470,546
3,640,000	4.50%, 7/25/44	3,935,181
14,635,000	3.50%, 7/25/45	15,082,054

		71,028,267

Government National Mortgage Association (3.6%)
1,968,475	3.50%, 4/20/45, Pool #MA2754	2,053,570
1,985,985	3.50%, 5/20/45, Pool #MA2826	2,071,839
2,670,000	3.00%, 7/20/45	2,695,240
1,000,000	4.50%, 7/20/45	1,078,281
4,850,000	3.50%, 7/20/45	5,033,581
1,955,000	4.00%, 7/20/45	2,071,804

		15,004,315

Total U.S. Government Agency Mortgages (Cost $155,675,628)		155,074,032

Continued

5

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations (25.4%):
U.S. Treasury Bills (0.1%)
$8,000	0.08%, 7/23/15(c)	$8,000
205,000	0.03%, 9/3/15(c)	205,000

		213,000

U.S. Treasury Bonds (1.7%)
7,220,000	3.00%, 5/15/45	7,075,600

U.S. Treasury Inflation Index Bonds (2.1%)
1,155,000	0.63%, 2/15/43	1,053,767
5,830,000	1.38%, 2/15/44	6,318,060
1,500,000	0.75%, 2/15/45	1,376,665

		8,748,492

U.S. Treasury Inflation Index Notes (2.2%)
1,690,000	0.13%, 4/15/16	1,819,986
3,660,000	0.13%, 7/15/24	3,556,614
3,850,000	0.25%, 1/15/25	3,772,229

		9,148,829

U.S. Treasury Notes (19.3%)
10,200,000	0.63%, 5/31/17	10,198,409
24,825,000	0.63%, 6/30/17	24,815,294
7,410,000	1.50%, 5/31/20	7,369,475
20,340,000	1.63%, 6/30/20	20,338,413
18,095,000	2.13%, 5/15/25	17,767,028

		80,488,619

Total U.S. Treasury Obligations (Cost $105,949,697)		105,674,540

Shares or Principal Amount		Fair Value
Commercial Paper (1.0%):
$3,950,000	Macquarie Bank, Ltd., 0.25%(b) (c)	$3,948,775

Total Commercial Paper (Cost $3,948,465)		3,948,775

Securities Held as Collateral for Securities on Loan (1.5%):
6,038,201	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	6,038,201

Total Securities Held as Collateral for Securities on Loan (Cost $6,038,201)		6,038,201

Unaffiliated Investment Company (4.2%):
17,541,700	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	17,541,700

Total Unaffiliated Investment Company (Cost $17,541,700)		17,541,700

Total Investment Securities (Cost $486,683,966)(e) — 116.1%		483,818,541
Net other assets (liabilities) — (16.1)%		(66,977,941)

Net Assets — 100.0%		$416,840,600

Percentages indicated are based on net assets as of June 30, 2015.

GO—General Obligation

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $5,804,764.

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2015. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate represents the effective yield at June 30, 2015.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	151	$19,051,953	$(93,022)

See accompanying notes to the financial statements.

6

AZL MetWest Total Return Bond Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$486,683,966

Investment securities, at value*	$483,818,541
Interest and dividends receivable	1,095,186
Receivable for investments sold	5,199,929
Prepaid expenses	1,249

Total Assets	490,114,905

Liabilities:
Payable for investments purchased	65,732,628
Payable for capital shares redeemed	1,190,456
Payable for collateral received on loaned securities	6,038,201
Payable for variation margin on futures contracts	4,719
Manager fees payable	188,442
Administration fees payable	11,290
Distribution fees payable	85,655
Custodian fees payable	5,256
Administrative and compliance services fees payable	558
Trustee fees payable	3,858
Other accrued liabilities	13,242

Total Liabilities	73,274,305

Net Assets	$416,840,600

Net Assets Consist of:
Capital	$414,766,025
Accumulated net investment income/(loss)	2,414,956
Accumulated net realized gains/(losses) from investment transactions	2,618,066
Net unrealized appreciation/(depreciation) on investments	(2,958,447)

Net Assets	$416,840,600

Shares of beneficial interest (unlimited number of shares authorized, no par value)	41,487,620
Net Asset Value (offering and redemption price per share)	$10.05

*	Includes securities on loan of $5,804,764.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Interest	$3,727,388
Dividends	3
Income from securities lending	1,342

Total Investment Income	3,728,733

Expenses:
Manager fees	1,241,624
Administration fees	23,614
Distribution fees	517,341
Custodian fees	7,281
Administrative and compliance services fees	2,604
Trustee fees	10,240
Professional fees	10,554
Shareholder reports	2,413
Other expenses	3,447

Total expenses before reductions	1,819,118
Less expenses voluntarily waived/reimbursed by the Manager	(103,471)

Net expenses	1,715,647

Net Investment Income/(Loss)	2,013,086

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	1,595,615
Net realized gains/(losses) on futures contracts	(139,988)
Change in net unrealized appreciation/depreciation on investments	(4,394,745)
Net Realized/Unrealized Gains/(Losses) on Investments	(2,939,118)

Change in Net Assets Resulting From Operations	$(926,032)

See accompanying notes to the financial statements.

7

Statements of Changes in Net Assets

	AZL MetWest Total Return Bond Fund
	For the Six Months Ended June 30, 2015	November 17, 2014 to December 31, 2014(a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,013,086	$285,275
Net realized gains/(losses) on investment transactions	1,455,627	1,150,798
Change in unrealized appreciation/depreciation on investments	(4,394,745)	1,436,298

Change in net assets resulting from operations	(926,032)	2,872,371

Dividends to Shareholders:

Capital Transactions:
Proceeds from shares issued	15,448,640	415,766,530
Value of shares redeemed	(13,267,932)	(3,052,977)

Change in net assets resulting from capital transactions	2,180,708	412,713,553

Change in net assets	1,254,676	415,585,924
Net Assets:
Beginning of period	415,585,924	—

End of period	$416,840,600	$415,585,924

Accumulated net investment income/(loss)	$2,414,956	$401,870

Share Transactions:
Shares issued	1,522,018	41,576,530
Shares redeemed	(1,307,576)	(303,352)

Change in shares	214,442	41,273,178

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

8

AZL MetWest Total Return Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		November 17, 2014 to December 31, 2014 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.07		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05		0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(0.07)		0.06

Total from Investment Activities	(0.02)		0.07

Dividends to Shareholders From:
Net Asset Value, End of Period	$10.05		$10.07

Total Return(b)	(0.20	)%(c)	0.70	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$416,841		$415,586
Net Investment Income/(Loss)(d)	0.97%		0.56%
Expenses Before Reductions(d) (e)	0.88%		0.91%
Expenses Net of Reductions(d)	0.83%		0.86%
Portfolio Turnover Rate(f)	148	%(c)	27	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

9

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MetWest Total Return Bond Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when

10

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $3.3 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $135 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $19.1 million as of June 30, 2015. The monthly average notional amount for these contracts was $8.6 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Interest Rate Risk Exposure

Interest Rate Contract	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$93,0022

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of portfolio Investments. Only current day’s variation margin is reported within the statement of Assets and Liabilities as Variation Margin on Futures Contracts.

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Interest Rate Risk Exposure

Interest Rate Contract	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(139,988)	$(93,022)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Metropolitan West Asset Management, LLC (“MetWest”), MetWest provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MetWest Total Return Bond Fund	0.60%	0.91%

11

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

* The Manager voluntarily reduced the management fee to 0.55% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,218 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

12

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Asset Backed Securities	$—	$40,246,418	$40,246,418
Collateralized Mortgage Obligations	—	74,946,189	74,946,189
Commercial Paper	—	3,948,775	3,948,775
Corporate Bonds+	—	70,480,564	70,480,564
Municipal Bonds	—	2,227,129	2,227,129
Securities Held as Collateral for Securities on Loan	—	6,038,201	6,038,201
U.S. Government Agency Mortgages	—	155,074,032	155,074,032
U.S. Treasury Obligations	—	105,674,540	105,674,540
Yankee Dollars+	—	7,640,993	7,640,993
Unaffiliated Investment Company	17,541,700	—	17,541,700

Total Investment Securities	17,541,700	466,276,841	483,818,541

Other Financial Instruments:*
Futures Contracts	(93,022)	—	(93,022)

Total Investments	$17,448,678	$466,276,841	$483,725,519

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MetWest Total Return Bond Fund	$541,285,874	$558,112,941

For the period ended June 30, 2015, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL MetWest Total Return Bond Fund	$398,585,807	$451,799,922

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition,

13

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $486,806,571. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$691,068
Unrealized depreciation	(3,679,098)

Net unrealized appreciation/(depreciation)	$(2,988,030)

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MetWest Total Return Bond Fund	$1,589,478	$—	$—	$1,411,129	$3,000,607

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

14

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MFS Investors Trust Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Investors Trust Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Investors Trust Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MFS Investors Trust Fund	$1,000.00	$1,013.90	$5.09	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MFS Investors Trust Fund	$1,000.00	$1,019.74	$5.11	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	19.3%
Financials	18.2
Consumer Discretionary	17.9
Health Care	15.0
Industrials	10.9
Consumer Staples	6.8
Energy	5.3
Materials	4.9
Utilities	1.5

Total Common Stocks and Preferred Stock	99.8
Securities Held as Collateral for Securities on Loan	9.9
Money Market	0.2

Total Investment Securities	109.9
Net other assets (liabilities)	(9.9)

Net Assets	100.0%

1

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks (99.6%):
Aerospace & Defense (4.8%):
57,993	Honeywell International, Inc.	$5,913,546
19,581	Precision Castparts Corp.	3,913,654
60,328	United Technologies Corp.	6,692,186

		16,519,386

Air Freight & Logistics (0.6%):
22,618	United Parcel Service, Inc., Class B	2,191,910

Auto Components (0.2%):
8,238	Delphi Automotive plc	700,971

Banks (7.3%):
23,229	Bank of America Corp.	395,358
351,104	Bank of America Corp.	5,975,790
166,389	JPMorgan Chase & Co.	11,274,518
125,950	Wells Fargo & Co.	7,083,428

		24,729,094

Beverages (1.8%):
85,097	Diageo plc	2,466,252
32,345	Pernod Ricard SA	3,741,573

		6,207,825

Capital Markets (5.2%):
15,583	BlackRock, Inc., Class A	5,391,406
33,332	Goldman Sachs Group, Inc. (The)	6,959,389
83,817	Morgan Stanley	3,251,261
27,180	State Street Corp.	2,092,860

		17,694,916

Chemicals (3.7%):
25,891	Monsanto Co.	2,759,722
21,393	Praxair, Inc.^	2,557,533
13,496	Sherwin Williams Co.^	3,711,669
35,212	W.R. Grace & Co.*	3,531,764

		12,560,688

Construction & Engineering (0.5%):
35,434	Fluor Corp.	1,878,356

Consumer Finance (1.9%):
82,138	American Express Co.	6,383,765

Containers & Packaging (1.2%):
78,711	Crown Holdings, Inc.*	4,164,599

Diversified Financial Services (1.2%):
4,684	American Express Co.	364,040
77,617	NASDAQ OMX Group, Inc. (The)	3,788,486

		4,152,526

Electric Utilities (0.6%):
39,289	American Electric Power Co., Inc.	2,081,138

Energy Equipment & Services (2.5%):
47,869	Cameron International Corp.*^	2,506,900
36,029	National-Oilwell Varco, Inc.^	1,739,480
53,059	Schlumberger, Ltd.	4,573,155

		8,819,535

Food Products (3.0%):
59,841	Danone SA	3,865,472
25,714	General Mills, Inc.	1,432,784
127,061	Mondelez International, Inc., Class A	5,227,290

		10,525,546

Shares		Fair Value

Common Stocks, continued
Health Care Equipment & Supplies (3.5%):
70,368	Abbott Laboratories	$3,453,662
32,900	Medtronic plc	2,437,890
37,785	St. Jude Medical, Inc.^	2,760,950
34,074	Stryker Corp.	3,256,452

		11,908,954

Health Care Providers & Services (1.2%):
18,861	McKesson, Inc.	4,240,141

Hotels, Restaurants & Leisure (0.8%):
29,232	McDonald’s Corp.	2,779,086

Household Durables (1.5%):
128,626	Newell Rubbermaid, Inc.	5,287,815

Household Products (2.0%):
48,962	Colgate-Palmolive Co.	3,202,604
47,396	Procter & Gamble Co. (The)	3,708,263

		6,910,867

Industrial Conglomerates (2.6%):
104,892	Danaher Corp.	8,977,706

Insurance (0.8%):
25,895	ACE, Ltd.	2,633,004

Internet Software & Services (2.9%):
8,334	Google, Inc., Class C*	4,337,930
10,381	Google, Inc., Class A*	5,606,156

		9,944,086

IT Services (9.8%):
59,678	Accenture plc, Class A	5,775,637
100,651	Cognizant Technology Solutions Corp., Class A*	6,148,770
88,131	Fidelity National Information Services, Inc.	5,446,496
10,749	Gartner, Inc.*	922,049
61,657	MasterCard, Inc., Class A	5,763,696
135,072	Visa, Inc., Class A^	9,070,086

		33,126,734

Life Sciences Tools & Services (1.9%):
49,795	Thermo Fisher Scientific, Inc.	6,461,399

Media (7.1%):
109,493	Comcast Corp., Class A	6,584,909
71,358	Time Warner, Inc., Class A	6,237,403
136,322	Twenty-First Century Fox, Inc.	4,436,599
61,388	Walt Disney Co. (The)^	7,006,826

		24,265,737

Multiline Retail (2.2%):
61,936	Kohl’s Corp.^	3,877,813
42,887	Target Corp.	3,500,866

		7,378,679

Multi-Utilities (0.7%):
76,513	CMS Energy Corp.	2,436,174

Oil, Gas & Consumable Fuels (2.8%):
62,069	EOG Resources, Inc.	5,434,141
69,400	Noble Energy, Inc.	2,961,992
17,360	Occidental Petroleum Corp.	1,350,087

		9,746,220

Continued

2

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Pharmaceuticals (8.4%):
12,910	Allergan plc*	$3,917,669
60,243	Bristol-Myers Squibb Co.	4,008,569
51,466	Eli Lilly & Co.	4,296,896
42,572	Endo International plc*	3,390,860
70,001	Johnson & Johnson Co.	6,822,298
27,322	Valeant Pharmaceuticals International, Inc.*	6,069,582

		28,505,874

Real Estate Investment Trusts (REITs) (1.8%):
66,407	American Tower Corp.	6,195,109

Road & Rail (1.2%):
73,725	Canadian National Railway Co.	4,257,619

Semiconductors & Semiconductor Equipment (1.9%):
14,796	Avago Technologies, Ltd.	1,966,832
95,318	Microchip Technology, Inc.	4,520,456

		6,487,288

Software (0.8%):
17,806	Adobe Systems, Inc.*	1,442,464
18,598	Citrix Systems, Inc.*	1,304,836

		2,747,300

Specialty Retail (3.5%):
4,335	AutoZone, Inc.*	2,891,012
49,952	Bed Bath & Beyond, Inc.*^	3,445,689
25,135	L Brands, Inc.	2,154,824
75,126	Ross Stores, Inc.	3,651,874

		12,143,399

Technology Hardware, Storage & Peripherals (3.9%):
32,848	Apple, Inc.	4,119,960
254,553	EMC Corp.	6,717,654
86,068	Hewlett-Packard Co.	2,582,901

		13,420,515

Shares or Principal Amount		Fair Value

Common Stocks, continued
Textiles, Apparel & Luxury Goods (2.6%):
19,277	LVMH Moet Hennessy Louis Vuitton SA	$3,374,111
20,406	Nike, Inc., Class B	2,204,256
44,730	VF Corp.	3,119,470

		8,697,837

Trading Companies & Distributors (1.2%):
17,369	W.W. Grainger, Inc.^	4,110,374

Total Common Stocks (Cost $223,036,700)		341,272,172

Preferred Stock (0.2%):
Electric Utilities (0.2%):
17,417	Exelon Corp., Preferred Shares^	790,035

Total Preferred Stock (Cost $878,329)		790,035

Securities Held as Collateral for Securities on Loan (9.9%):
$33,874,271	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	33,874,271

Total Securities Held as Collateral for Securities on Loan (Cost $33,874,271)		33,874,271

Unaffiliated Investment Company (0.2%):
649,398	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	649,398

Total Unaffiliated Investment Company (Cost $649,398)		649,398

Total Investment Securities (Cost $258,438,698)(c) — 109.9%		376,585,876
Net other assets (liabilities) — (9.9)%		(34,058,299)

Net Assets — 100.0%		$342,527,577

Percentages indicated are based on net assets as of June 30, 2015.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $33,237,128.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Canada	2.7%
France	2.9%
Ireland (Republic of)	2.4%
Netherlands	1.2%
Singapore	0.5%
Switzerland	0.7%
United Kingdom	0.8%
United States	88.8%

100.0%

See accompanying notes to the financial statements.

3

AZL MFS Investors Trust Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$258,438,698

Investment securities, at value*	$376,585,876
Cash	5,918
Interest and dividends receivable	312,876
Foreign currency, at value (cost $872)	864
Reclaims receivable	3,829
Prepaid expenses	526

Total Assets	376,909,889

Liabilities:
Payable for capital shares redeemed	195,275
Payable for collateral received on loaned securities	33,874,271
Manager fees payable	205,800
Administration fees payable	8,888
Distribution fees payable	72,032
Custodian fees payable	7,433
Administrative and compliance services fees payable	376
Trustee fees payable	2,504
Other accrued liabilities	15,733

Total Liabilities	34,382,312

Net Assets	$342,527,577

Net Assets Consist of:
Capital	$159,135,654
Accumulated net investment income/(loss)	3,637,488
Accumulated net realized gains/(losses) from investment transactions	61,607,331
Net unrealized appreciation/(depreciation) on investments	118,147,104

Net Assets	$342,527,577

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,716,940
Net Asset Value (offering and redemption price per share)	$23.27

*	Includes securities on loan of $33,237,128.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$2,876,199
Income from securities lending	34,594
Foreign withholding tax	(31,751)

Total Investment Income	2,879,042

Expenses:
Manager fees	1,331,128
Administration fees	47,110
Distribution fees	443,709
Custodian fees	12,169
Administrative and compliance services fees	2,252
Trustee fees	9,031
Professional fees	9,866
Shareholder reports	8,414
Other expenses	3,597

Total expenses before reductions	1,867,276
Less expenses voluntarily waived/reimbursed by the Manager	(63,949)

Net expenses	1,803,327

Net Investment Income/(Loss)	1,075,715

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	17,845,871
Change in net unrealized appreciation/depreciation on investments	(13,752,614)

Net Realized/Unrealized Gains/(Losses) on Investments	4,093,257

Change in Net Assets Resulting From Operations	$5,168,972

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL MFS Investors Trust Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,075,715	$2,751,395
Net realized gains/(losses) on investment transactions	17,845,871	44,563,564
Change in unrealized appreciation/depreciation on investments	(13,752,614)	(9,693,290)

Change in net assets resulting from operations	5,168,972	37,621,669

Dividends to Shareholders:
From net investment income	—	(2,658,955)
From net realized gains	—	(7,435,736)

Change in net assets resulting from dividends to shareholders	—	(10,094,691)

Capital Transactions:
Proceeds from shares issued	795,885	5,266,323
Proceeds from dividends reinvested	—	10,094,691
Value of shares redeemed	(34,762,271)	(78,415,581)

Change in net assets resulting from capital transactions	(33,966,386)	(63,054,567)

Change in net assets	(28,797,414)	(35,527,589)
Net Assets:
Beginning of period	371,324,991	406,852,580

End of period	$342,527,577	$371,324,991

Accumulated net investment income/(loss)	$3,637,488	$2,561,773

Share Transactions:
Shares issued	34,210	238,552
Dividends reinvested	—	459,895
Shares redeemed	(1,498,461)	(3,619,091)

Change in shares	(1,464,251)	(2,920,644)

See accompanying notes to the financial statements.

5

AZL MFS Investors Trust Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$22.95		$21.30	$16.29	$13.79	$14.20	$12.81

Investment Activities:
Net Investment Income/(Loss)	0.09		0.19	0.16	0.15	0.12	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.23		2.07	5.00	2.46	(0.44)	1.31

Total from Investment Activities	0.32		2.26	5.16	2.61	(0.32)	1.41

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.15)	(0.11)	(0.09)	(0.02)
Net Realized Gains	—		(0.45)	—	—	—	—

Total Dividends	—		(0.61)	(0.15)	(0.11)	(0.09)	(0.02)

Net Asset Value, End of Period	$23.27		$22.95	$21.30	$16.29	$13.79	$14.20

Total Return(a)	1.39	%(b)	10.75%	31.77%	18.95%	(2.22)%	11.01%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$342,528		$371,325	$406,853	$326,492	$272,336	$314,596
Net Investment Income/(Loss)(c)	0.61%		0.72%	0.77%	1.01%	0.79%	0.62%
Expenses Before Reductions(c) (d)	1.05%		1.05%	1.06%	1.07%	1.09%	1.10%
Expenses Net of Reductions(c)	1.02%		1.02%	1.02%	1.03%	1.05%	1.06%
Portfolio Turnover Rate	9	%(b)	21%	21%	31%	22%	21	%(e)

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Effective October 26, 2010, the Subadviser changed from Jennison Associates LLC to Massachusetts Financial Services Company (“MFS”). Implementation of MFS’ investment strategy has contributed to a lower portfolio turnover rate for the year ended December 31, 2010 as compared to prior years.

See accompanying notes to the financial statements.

6

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MFS Investors Trust Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $33.5 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,418 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Investors Trust Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

8

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,938 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Beverages	$—	$6,207,825	$6,207,825
Food Products	6,660,074	3,865,472	10,525,546
Textiles, Apparel & Luxury Goods	5,323,726	3,374,111	8,697,837
All Other Common Stocks+	315,840,964	—	315,840,964
Preferred Stock	790,035	—	790,035
Securities Held as Collateral for Securities on Loan	—	33,874,271	33,874,271
Unaffiliated Investment Company	649,398	—	649,398

Total Investment Securities	$329,264,197	$47,321,679	$376,585,876

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Investors Trust Fund	$30,957,385	$61,333,235

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $259,951,982. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$120,559,942
Unrealized depreciation	(3,926,048)

Net unrealized appreciation/(depreciation)	$116,633,894

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Investors Trust Fund	$2,658,955	$7,435,736	$10,094,691

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Investors Trust Fund	$4,268,208	$43,669,906	$—	$130,284,837	$178,222,951

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

10

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MFS Mid Cap Value Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Mid Cap Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Mid Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MFS Mid Cap Value Fund	$1,000.00	$1,030.30	$5.34	1.06%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MFS Mid Cap Value Fund	$1,000.00	$1,019.54	$5.31	1.06%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	24.1%
Industrials	13.6
Consumer Discretionary	11.1
Health Care	11.0
Information Technology	8.8
Consumer Staples	8.3
Utilities	7.2
Energy	7.2
Materials	6.5
Telecommunication Services	1.1

Total Common Stocks and Preferred Stocks	98.9
Securities Held as Collateral for Securities on Loan	17.8
Money Market	1.5

Total Investment Securities	118.2
Net other assets (liabilities)	(18.2)

Net Assets	100.0%

1

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks (98.3%):
Aerospace & Defense (2.0%):
14,526	L-3 Communications Holdings, Inc.	$1,646,958
10,575	Mtu Aero Engines AG	994,358
17,204	Rockwell Collins, Inc.^	1,588,789

		4,230,105

Air Freight & Logistics (0.2%):
47,109	UTI Worldwide, Inc.*^	470,619

Airlines (1.1%):
17,516	Alaska Air Group, Inc.^	1,128,556
31,017	Delta Air Lines, Inc.	1,274,178

		2,402,734

Auto Components (1.4%):
26,311	BorgWarner, Inc.	1,495,517
18,420	Delphi Automotive plc	1,567,358

		3,062,875

Automobiles (0.7%):
26,004	Harley-Davidson, Inc.	1,465,325

Banks (8.1%):
50,386	BB&T Corp.	2,031,061
66,546	Citizens Financial Group, Inc.	1,817,371
25,965	Comerica, Inc.	1,332,524
131,703	Fifth Third Bancorp	2,742,057
170,369	Huntington Bancshares, Inc.	1,926,873
113,904	KeyCorp	1,710,838
9,885	M&T Bank Corp.	1,234,933
47,783	PrivateBancorp, Inc.	1,902,719
28,763	SunTrust Banks, Inc.	1,237,384
91,665	TCF Financial Corp.	1,522,556

		17,458,316

Beverages (1.8%):
46,193	Coca-Cola Enterprises, Inc.	2,006,624
27,899	Molson Coors Brewing Co., Class B	1,947,629

		3,954,253

Biotechnology (0.3%):
10,285	AMAG Pharmaceuticals, Inc.*^	710,282

Building Products (1.8%):
27,958	Armstrong World Industries, Inc.*	1,489,602
30,140	Fortune Brands Home & Security, Inc.	1,381,015
26,202	Owens Corning, Inc.	1,080,833

		3,951,450

Capital Markets (1.7%):
6,075	Affiliated Managers Group, Inc.*	1,327,996
15,464	Northern Trust Corp.	1,182,377
31,399	TD Ameritrade Holding Corp.	1,156,111

		3,666,484

Chemicals (4.9%):
19,362	AkzoNobel NV	1,414,530
27,634	Albemarle Corp.	1,527,331
58,754	Axalta Coating Systems, Ltd.*	1,943,583
23,517	Celanese Corp., Series A	1,690,402
33,565	H.B. Fuller Co.^	1,363,410
19,963	Sensient Technologies Corp.^	1,364,271
18,124	Valspar Corp. (The)^	1,482,906

		10,786,433

Shares		Fair Value

Common Stocks, continued
Commercial Services & Supplies (0.7%):
40,246	Tyco International plc	$1,548,666

Consumer Finance (1.0%):
37,302	Discover Financial Services	2,149,341

Containers & Packaging (1.4%):
82,787	Graphic Packaging Holding Co.	1,153,223
20,832	Greif, Inc., Class A^	746,827
48,144	Owens-Illinois, Inc.*	1,104,423

		3,004,473

Distributors (0.7%):
46,985	LKQ Corp.*	1,421,061

Diversified Consumer Services (0.4%):
33,087	Houghton Mifflin Harcourt Co.*^	833,792

Diversified Financial Services (1.2%):
55,675	NASDAQ OMX Group, Inc. (The)	2,717,497

Diversified Telecommunication Services (0.5%):
226,953	Frontier Communications Corp.^	1,123,417

Electric Utilities (1.8%):
30,712	Eversource Energy	1,394,632
27,218	OGE Energy Corp.	777,618
32,175	Pinnacle West Capital Corp.	1,830,436

		4,002,686

Electrical Equipment (1.3%):
26,672	Eaton Corp. plc	1,800,093
15,326	Regal-Beloit Corp.	1,112,514

		2,912,607

Electronic Equipment, Instruments & Components (1.3%):
63,877	Ingram Micro, Inc., Class A*	1,598,842
39,828	Keysight Technologies, Inc.*	1,242,235

		2,841,077

Energy Equipment & Services (1.3%):
22,601	Cameron International Corp.*^	1,183,615
45,316	Forum Energy Technologies, Inc.*^	919,008
39,883	Frank’s International NV^	751,396

		2,854,019

Food & Staples Retailing (0.8%):
13,566	Empire Co., Ltd., Class A	955,638
117,276	Rite AID Corp.*	979,255

		1,934,893

Food Products (5.7%):
19,468	Bunge, Ltd.	1,709,290
47,548	Flowers Foods, Inc.^	1,005,640
21,139	Ingredion, Inc.	1,687,104
13,226	J.M. Smucker Co. (The)^	1,433,831
21,390	Kellogg Co.	1,341,153
17,230	McCormick & Co.^	1,394,769
44,587	Pinnacle Foods, Inc.	2,030,491
29,404	Snyders-Lance, Inc.^	948,867
21,312	Tyson Foods, Inc., Class A^	908,531

		12,459,676

Continued

2

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Health Care Equipment & Supplies (4.2%):
6,146	Cooper Cos., Inc. (The)	$1,093,804
30,866	DENTSPLY International, Inc.	1,591,142
17,296	Masimo Corp.*	670,047
24,777	St. Jude Medical, Inc.	1,810,455
13,681	STERIS Corp.^	881,604
12,360	Teleflex, Inc.^	1,674,162
13,802	Zimmer Holdings, Inc.	1,507,591

		9,228,805

Health Care Providers & Services (2.7%):
12,493	CIGNA Corp.	2,023,866
19,492	Owens & Minor, Inc.^	662,728
22,529	Quest Diagnostics, Inc.^	1,633,803
11,003	Universal Health Services, Inc., Class B	1,563,526

		5,883,923

Health Care Technology (0.8%):
38,697	IMS Health Holdings, Inc.*	1,186,063
25,148	MedAssets, Inc.*^	554,765

		1,740,828

Hotels, Restaurants & Leisure (1.1%):
42,593	Aramark Holdings Corp.	1,319,105
10,095	DineEquity, Inc.	1,000,314

		2,319,419

Household Durables (1.4%):
73,127	Newell Rubbermaid, Inc.	3,006,251

Independent Power and Renewable Electricity Producers (1.8%):
154,643	AES Corp. (The)	2,050,566
25,657	Dynegy, Inc.*	750,467
53,844	NRG Energy, Inc.^	1,231,951

		4,032,984

Insurance (7.1%):
33,336	Arthur J. Gallagher & Co.	1,576,793
9,861	Everest Re Group, Ltd.	1,794,801
14,965	Hanover Insurance Group, Inc. (The)	1,107,859
44,832	Hartford Financial Services Group, Inc. (The)	1,863,666
32,781	Lincoln National Corp.	1,941,290
61,974	Symetra Financial Corp.	1,497,912
60,364	Third Point Reinsurance, Ltd.*	890,369
51,481	UnumProvident Corp.	1,840,446
34,575	Validus Holdings, Ltd.	1,520,954
40,065	XL Group plc	1,490,418

		15,524,508

IT Services (3.2%):
24,598	Amdocs, Ltd.	1,342,805
31,734	Fidelity National Information Services, Inc.	1,961,161
70,002	Sabre Corp.^	1,666,048
189,207	Xerox Corp.	2,013,162

		6,983,176

Life Sciences Tools & Services (1.7%):
33,159	Agilent Technologies, Inc.	1,279,274
46,094	PerkinElmer, Inc.^	2,426,388

		3,705,662

Shares		Fair Value

Common Stocks, continued
Machinery (4.0%):
82,234	Allison Transmission Holdings, Inc.	$2,406,166
15,766	Joy Global, Inc.^	570,729
20,234	Oshkosh Corp.^	857,517
23,357	Pentair, plc	1,605,794
14,984	SPX Corp.	1,084,692
21,803	Stanley Black & Decker, Inc.	2,294,548

		8,819,446

Media (1.0%):
62,037	Interpublic Group of Cos., Inc. (The)	1,195,453
39,451	Quebecor, Inc., Class B	986,275

		2,181,728

Metals & Mining (0.2%):
24,772	United States Steel Corp.^	510,799

Multiline Retail (0.6%):
21,390	Kohl’s Corp.^	1,339,228

Multi-Utilities (3.6%):
43,675	CMS Energy Corp.	1,390,612
23,111	DTE Energy Co.	1,725,004
36,156	NiSource, Inc.	1,648,352
28,914	NorthWestern Corp.^	1,409,558
41,971	Public Service Enterprise Group, Inc.	1,648,621

		7,822,147

Oil, Gas & Consumable Fuels (5.9%):
10,181	Cimarex Energy Co.	1,123,066
30,242	CONSOL Energy, Inc.^	657,461
22,641	Energen Corp.	1,546,380
16,761	EQT Corp.	1,363,340
25,924	Hess Corp.^	1,733,798
25,755	HollyFrontier Corp.	1,099,481
52,054	Memorial Resource Development Corp.*	987,464
21,550	Noble Energy, Inc.	919,754
18,051	PDC Energy, Inc.*^	968,256
30,625	Plains GP Holdings, LP*	791,350
20,616	SM Energy Co.^	950,810
24,481	Spectra Energy Corp.	798,081

		12,939,241

Pharmaceuticals (1.3%):
21,263	Endo International plc*	1,693,598
22,524	Impax Laboratories, Inc.*^	1,034,302

		2,727,900

Professional Services (1.3%):
11,153	Equifax, Inc.	1,082,845
33,653	Nielsen Holdings NV	1,506,644

		2,589,489

Real Estate Investment Trusts (REITs) (4.3%):
63,138	Annaly Capital Management, Inc.	580,238
52,384	Corporate Office Properties Trust	1,233,119
62,174	DDR Corp.	961,210
25,489	EPR Properties^	1,396,287
19,071	Equity Lifestyle Properties, Inc.	1,002,753
125,334	Medical Properties Trust, Inc.^	1,643,130
18,278	Mid-America Apartment Communities, Inc.	1,330,821

Continued

3

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
31,075	Plum Creek Timber Co., Inc.	$1,260,713

		9,408,271

Real Estate Management & Development (0.7%):
32,132	Realogy Holdings Corp.*^	1,501,207

Semiconductors & Semiconductor Equipment (2.4%):
25,116	Analog Devices, Inc.	1,612,071
5,536	Avago Technologies, Ltd.	735,900
22,044	Freescale Semiconductor Holdings I, Ltd.*	881,099
30,064	Microchip Technology, Inc.^	1,425,785
35,817	NVIDIA Corp.^	720,280

		5,375,135

Software (1.0%):
16,686	NICE Systems, Ltd., ADR	1,061,063
47,300	Symantec Corp.	1,099,725

		2,160,788

Specialty Retail (2.6%):
2,740	AutoZone, Inc.*	1,827,306
19,979	Bed Bath & Beyond, Inc.*^	1,378,151
17,374	Gap, Inc. (The)^	663,166
54,128	Sally Beauty Holdings, Inc.*	1,709,362

		5,577,985

Technology Hardware, Storage & Peripherals (0.9%):
31,778	NCR Corp.*	956,518
13,545	Western Digital Corp.	1,062,199

		2,018,717

Shares or Principal Amount		Fair Value

Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.2%):
13,640	PVH Corp.	$1,571,328
7,534	Ralph Lauren Corp.	997,200

		2,568,528

Trading Companies & Distributors (1.2%):
18,889	Brenntag AG	1,082,499
19,114	Univar, Inc.*	497,537
16,577	WESCO International, Inc.*^	1,137,846

		2,717,882

Total Common Stocks (Cost $194,606,794)		214,646,128

Preferred Stock (0.6%):
Diversified Telecommunication Services (0.6%):
13,410	Frontier Communications Corp., Class A	1,339,659

Total Preferred Stock (Cost $1,341,000)		1,339,659

Securities Held as Collateral for Securities on Loan (17.8%):
$38,839,736	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	38,839,736

Total Securities Held as Collateral for Securities on Loan (Cost $38,839,736)		38,839,736

Unaffiliated Investment Company (1.5%):
3,329,344	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	3,329,344

Total Unaffiliated Investment Company (Cost $3,329,344)		3,329,344

Total Investment Securities (Cost $238,116,874)(c) — 118.2%		258,154,867
Net other assets (liabilities) — (18.2)%		(39,807,771)

Net Assets — 100.0%		$218,347,096

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $37,970,329.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Bermuda	2.0%
British Virgin Islands	0.2%
Canada	0.8%
Germany	0.8%
Guernsey	0.5%
Ireland (Republic of)	3.2%
Israel	0.4%
Netherlands	1.4%
Singapore	0.3%
United Kingdom	0.6%
United States	89.8%

100.0%

See accompanying notes to the financial statements.

4

AZL MFS Mid Cap Value Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$238,116,874

Investment securities, at value*	$258,154,867
Interest and dividends receivable	264,685
Receivable for capital shares issued	14,146
Receivable for investments sold	1,254,564
Reclaims receivable	8,158
Prepaid expenses	355

Total Assets	259,696,775

Liabilities:
Payable for investments purchased	2,152,082
Payable for capital shares redeemed	157,273
Payable for collateral received on loaned securities	38,839,736
Manager fees payable	137,916
Administration fees payable	5,484
Distribution fees payable	45,972
Custodian fees payable	3,655
Administrative and compliance services fees payable	148
Trustee fees payable	978
Other accrued liabilities	6,435

Total Liabilities	41,349,679

Net Assets	$218,347,096

Net Assets Consist of:
Capital	$129,145,289
Accumulated net investment income/(loss)	2,575,431
Accumulated net realized gains/(losses) from investment transactions	66,589,227
Net unrealized appreciation/(depreciation) on investments	20,037,149

Net Assets	$218,347,096

Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,879,972
Net Asset Value (offering and redemption price per share)	$12.94

*	Includes securities on loan of $37,970,329.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$2,036,723
Income from securities lending	40,493
Foreign withholding tax	(11,852)

Total Investment Income	2,065,364

Expenses:
Manager fees	845,031
Administration fees	32,210
Distribution fees	281,677
Custodian fees	11,567
Administrative and compliance services fees	1,621
Trustee fees	6,505
Professional fees	7,075
Shareholder reports	6,852
Other expenses	2,494

Total expenses	1,195,032

Net Investment Income/(Loss)	870,332

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	7,744,406
Change in net unrealized appreciation/depreciation on investments	(1,516,047)

Net Realized/Unrealized Gains/(Losses) on Investments	6,228,359

Change in Net Assets Resulting From Operations	$7,098,691

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL MFS Mid Cap Value Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$870,332	$1,749,777
Net realized gains/(losses) on investment transactions	7,744,406	59,237,701
Change in unrealized appreciation/depreciation on investments	(1,516,047)	(37,538,859)

Change in net assets resulting from operations	7,098,691	23,448,619

Dividends to Shareholders:
From net investment income	—	(780,255)
From net realized gains	—	(9,762,977)

Change in net assets resulting from dividends to shareholders	—	(10,543,232)

Capital Transactions:
Proceeds from shares issued	2,941,391	18,286,111
Proceeds from dividends reinvested	—	10,543,232
Value of shares redeemed	(23,135,684)	(41,425,355)

Change in net assets resulting from capital transactions	(20,194,293)	(12,596,012)

Change in net assets	(13,095,602)	309,375
Net Assets:
Beginning of period	231,442,698	231,133,323

End of period	$218,347,096	$231,442,698

Accumulated net investment income/(loss)	$2,575,431	$1,705,099

Share Transactions:
Shares issued	228,951	1,482,792
Dividends reinvested	—	858,569
Shares redeemed	(1,796,473)	(3,400,902)

Change in shares	(1,567,522)	(1,059,541)

See accompanying notes to the financial statements.

6

AZL MFS Mid Cap Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$12.55		$11.85		$8.84	$7.66	$8.02	$6.58

Investment Activities:
Net Investment Income/(Loss)	0.06		0.10		0.04	0.07	0.05	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.33		1.18		3.04	1.16	(0.34)	1.41

Total from Investment Activities	0.39		1.28		3.08	1.23	(0.29)	1.48

Dividends to Shareholders From:
Net Investment Income	—		(0.04)		(0.07)	(0.05)	(0.07)	(0.04)
Net Realized Gains	—		(0.54)		—	—	—	—

Total Dividends	—		(0.58)		(0.07)	(0.05)	(0.07)	(0.04)

Net Asset Value, End of Period	$12.94		$12.55		$11.85	$8.84	$7.66	$8.02

Total Return(a)	3.03	%(b)	10.90%		34.91%	16.03%	(3.57)%	22.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$218,347		$231,443		$231,133	$169,131	$132,790	$133,340
Net Investment Income/(Loss)(c)	0.77%		0.76%		0.38%	0.88%	0.62%	1.12%
Expenses Before Reductions(c) (d)	1.06%		1.05%		1.06%	1.07%	1.08%	1.10%
Expenses Net of Reductions(c)	1.06%		1.05%		1.05%	1.05%	1.06%	1.04%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.06%		1.05%		1.06%	1.07%	1.08%	1.10%
Portfolio Turnover Rate	25	%(b)	136	%(f)	59%	50%	53%	71%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.

(f)	Effective January 24, 2014, the Sub adviser changed from Columbia Management Investment Advisers, LLC to Massachusetts Financial Services Company. Cost of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2014 as compared to prior years.

See accompanying notes to the financial statements.

7

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MFS Mid Cap Value Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $42.0 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,990 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Columbia Management Investment Advisers, LLC (“CMIA”), CMIA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MFS Mid Cap Value Fund	0.75%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

9

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,223 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$211,154,741	$3,491,387	$214,646,128
Preferred Stock	1,339,659	—	1,339,659
Securities Held as Collateral for Securities on Loan	—	38,839,736	38,839,736
Unaffiliated Investment Company	3,329,344	—	3,329,344

Total Investment Securities	$215,823,744	$42,331,123	$258,154,867

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

10

AZL MFS Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Mid Cap Value Fund	$54,938,013	$75,666,574

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $238,622,194. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$26,736,757
Unrealized depreciation	(7,204,084)

Net unrealized appreciation/(depreciation)	$19,532,673

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Mid Cap Value Fund	$780,255	$9,762,977	$10,543,232

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Mid Cap Value Fund	$19,758,264	$41,498,730	$—	$20,846,122	$82,103,116

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MFS Value Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MFS Value Fund	$1,000.00	$1,011.50	$5.04	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MFS Value Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	26.9%
Industrials	16.7
Health Care	14.2
Consumer Staples	12.3
Consumer Discretionary	10.1
Information Technology	7.6
Energy	5.2
Materials	2.7
Telecommunication Services	2.5
Utilities	0.7

Total Common Stocks and Convertible Preferred Stocks	98.9
Securities Held as Collateral for Securities on Loan	6.2
Money Market	0.3

Total Investment Securities	105.4
Net other assets (liabilities)	(5.4)

Net Assets	100.0%

1

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (7.0%):
106,100	Honeywell International, Inc.	$10,819,017
49,898	Lockheed Martin Corp.	9,276,038
26,834	Northrop Grumman Corp.	4,256,677
88,076	United Technologies Corp.	9,770,271

		34,122,003

Air Freight & Logistics (1.3%):
67,022	United Parcel Service, Inc., Class B	6,495,102

Auto Components (1.8%):
48,599	Delphi Automotive plc	4,135,289
97,651	Johnson Controls, Inc.	4,836,654

		8,971,943

Banks (11.1%):
32,683	Citigroup, Inc.	1,805,409
345,180	JPMorgan Chase & Co.	23,389,397
43,629	PNC Financial Services Group, Inc.	4,173,114
214,043	U.S. Bancorp	9,289,466
295,933	Wells Fargo & Co.	16,643,272

		55,300,658

Beverages (1.3%):
228,061	Diageo plc	6,609,584

Capital Markets (6.4%):
150,936	Bank of New York Mellon Corp. (The)	6,334,784
13,534	BlackRock, Inc., Class A	4,682,493
120,574	Franklin Resources, Inc.	5,911,743
49,046	Goldman Sachs Group, Inc. (The)	10,240,315
60,353	State Street Corp.	4,647,181

		31,816,516

Chemicals (2.2%):
23,310	E.I. du Pont de Nemours & Co.	1,490,675
3,960	Monsanto Co.	422,096
75,450	PPG Industries, Inc.	8,655,624

		10,568,395

Commercial Services & Supplies (1.2%):
158,370	Tyco International plc	6,094,078

Consumer Finance (0.8%):
50,339	American Express Co.	3,912,347

Containers & Packaging (0.5%):
48,502	Crown Holdings, Inc.*	2,566,241

Diversified Financial Services (1.0%):
14,413	McGraw-Hill Cos., Inc. (The)	1,447,786
76,558	NASDAQ OMX Group, Inc. (The)	3,736,796

		5,184,582

Diversified Telecommunication Services (1.9%):
40,029	AT&T, Inc.^	1,421,830
173,659	Verizon Communications, Inc.	8,094,246

		9,516,076

Electric Utilities (0.7%):
50,631	Duke Energy Corp.	3,575,561

Electrical Equipment (0.8%):
60,754	Eaton Corp. plc	4,100,287

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (0.7%):
7,336	Baker Hughes, Inc.	$452,631
36,963	Schlumberger, Ltd.	3,185,841

		3,638,472

Food & Staples Retailing (2.0%):
93,995	CVS Health Corp.	9,858,196

Food Products (4.2%):
21,032	Archer-Daniels-Midland Co.	1,014,163
53,685	Danone SA	3,467,822
134,923	General Mills, Inc.^	7,517,910
21,433	Kellogg Co.^	1,343,849
105,234	Nestle SA, Registered Shares	7,608,930

		20,952,674

Health Care Equipment & Supplies (4.0%):
133,164	Abbott Laboratories	6,535,689
125,791	Medtronic plc	9,321,113
51,359	St. Jude Medical, Inc.	3,752,802

		19,609,604

Health Care Providers & Services (1.1%):
61,104	Express Scripts Holding Co.*^	5,434,590

Hotels, Restaurants & Leisure (0.7%):
36,056	McDonald’s Corp.	3,427,844

Household Durables (0.2%):
25,835	Newell Rubbermaid, Inc.	1,062,077

Household Products (0.5%):
29,392	Procter & Gamble Co. (The)	2,299,630

Industrial Conglomerates (3.3%):
62,038	3M Co.	9,572,464
74,029	Danaher Corp.	6,336,142

		15,908,606

Insurance (7.6%):
47,897	ACE, Ltd.	4,870,167
60,698	Aon plc	6,050,377
36,695	Chubb Corp. (The)	3,491,162
171,801	MetLife, Inc.	9,619,138
55,235	Prudential Financial, Inc.	4,834,167
90,211	Travelers Cos., Inc. (The)	8,719,795

		37,584,806

IT Services (5.4%):
132,622	Accenture plc, Class A	12,835,157
48,156	Fidelity National Information Services, Inc.	2,976,041
48,156	Fiserv, Inc.*^	3,988,761
42,029	International Business Machines Corp.	6,836,437

		26,636,396

Leisure Products (0.6%):
40,286	Hasbro, Inc.^	3,012,990

Life Sciences Tools & Services (1.1%):
42,177	Thermo Fisher Scientific, Inc.	5,472,888

Machinery (2.0%):
16,216	Deere & Co.^	1,573,763
36,198	Illinois Tool Works, Inc.	3,322,614

Continued

2

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
38,550	Pentair, plc^	$2,650,313
23,685	Stanley Black & Decker, Inc.	2,492,609

		10,039,299

Media (4.4%):
99,556	Comcast Corp., Class A^	5,967,386
74,467	Omnicom Group, Inc.^	5,174,712
49,383	Time Warner, Inc., Class A	4,316,568
5,281	Time, Inc.^	121,516
44,758	Viacom, Inc., Class B	2,893,157
29,794	Walt Disney Co. (The)	3,400,687

		21,874,026

Multiline Retail (1.8%):
13,018	Kohl’s Corp.^	815,057
97,690	Target Corp.	7,974,435

		8,789,492

Oil, Gas & Consumable Fuels (4.5%):
64,513	Chevron Corp.	6,223,569
25,270	EOG Resources, Inc.	2,212,389
101,647	Exxon Mobil Corp.	8,457,030
64,756	Occidental Petroleum Corp.	5,036,074

		21,929,062

Pharmaceuticals (8.0%):
164,626	Johnson & Johnson Co.	16,044,450
115,436	Merck & Co., Inc.	6,571,771
16,745	Novartis AG, Registered Shares	1,654,394
430,897	Pfizer, Inc.	14,447,976
4,804	Roche Holding AG	1,349,100

		40,067,691

Professional Services (0.2%):
12,651	Equifax, Inc.	1,228,286

Road & Rail (0.8%):
43,330	Canadian National Railway Co.	2,502,307
17,134	Union Pacific Corp.	1,634,070

		4,136,377

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (1.3%):
24,160	NVIDIA Corp.^	$485,858
114,604	Texas Instruments, Inc.	5,903,252

		6,389,110

Software (0.9%):
112,806	Oracle Corp.	4,546,082

Specialty Retail (0.6%):
9,960	Advance Auto Parts, Inc.^	1,586,529
17,238	Bed Bath & Beyond, Inc.*^	1,189,077

		2,775,606

Tobacco (4.3%):
55,980	Altria Group, Inc.	2,737,982
22,485	Imperial Tobacco Group plc	1,085,352
188,238	Philip Morris International, Inc.	15,091,040
29,942	Reynolds American, Inc.	2,235,438

		21,149,812

Wireless Telecommunication Services (0.6%):
798,355	Vodafone Group plc	2,910,757

Total Common Stocks (Cost $347,675,179)		489,567,746

Convertible Preferred Stock (0.1%):
Aerospace & Defense (0.1%):
7,000	United Technologies Corp., 0.52%	401,100

Total Convertible Preferred Stock (Cost $403,403)		401,100

Securities Held as Collateral for Securities on Loan (6.2%):
$30,639,297	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	30,639,297

Total Securities Held as Collateral for Securities on Loan (Cost $30,639,297)		30,639,297

Unaffiliated Investment Company (0.3%):
1,375,843	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	1,375,843

Total Unaffiliated Investment Company (Cost $1,375,843)		1,375,843

Total Investment Securities (Cost $380,093,722)(c) — 105.4%		521,983,986
Net other assets (liabilities) — (5.4)%		(26,921,364)

Net Assets — 100.0%		$495,362,622

Percentages indicated are based on net assets as of June 30, 2015.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $30,117,549.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Canada	0.5%
France	0.7%
Ireland (Republic of)	4.9%
Netherlands	0.6%
Switzerland	2.9%
United Kingdom	4.1%
United States	86.3%

100.0%

See accompanying notes to the financial statements.

4

AZL MFS Value Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$380,093,722

Investment securities, at value*	$521,983,986
Cash	9,491
Interest and dividends receivable	809,771
Foreign currency, at value (cost $7,765)	7,764
Receivable for capital shares issued	15,221
Receivable for investments sold	4,319,769
Reclaims receivable	155,619
Prepaid expenses	828

Total Assets	527,302,450

Liabilities:
Payable for investments purchased	628,056
Payable for capital shares redeemed	222,724
Payable for collateral received on loaned securities	30,639,297
Manager fees payable	295,802
Administration fees payable	13,830
Distribution fees payable	104,289
Custodian fees payable	9,612
Administrative and compliance services fees payable	544
Trustee fees payable	3,613
Other accrued liabilities	22,061

Total Liabilities	31,939,828

Net Assets	$495,362,622

Net Assets Consist of:
Capital	$352,465,330
Accumulated net investment income/(loss)	14,363,236
Accumulated net realized gains/(losses) from investment transactions	(13,355,272)
Net unrealized appreciation/(depreciation) on investments	141,889,328

Net Assets	$495,362,622

Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,590,524
Net Asset Value (offering and redemption price per share)	$13.18

*	Includes securities on loan of $30,117,549.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$6,449,887
Income from securities lending	38,466
Foreign withholding tax	(96,920)

Total Investment Income	6,391,433

Expenses:
Manager fees	1,890,978
Administration fees	73,511
Distribution fees	638,378
Custodian fees	16,025
Administrative and compliance services fees	3,269
Trustee fees	13,100
Professional fees	14,299
Shareholder reports	11,899
Other expenses	5,418

Total expenses before reductions	2,666,877
Less expenses voluntarily waived/reimbursed by the Manager	(82,434)

Net expenses	2,584,443

Net Investment Income/(Loss)	3,806,990

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	20,022,306
Change in net unrealized appreciation/depreciation on investments	(17,728,341)

Net Realized/Unrealized Gains/(Losses) on Investments	2,293,965

Change in Net Assets Resulting From Operations	$6,100,955

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL MFS Value Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,806,990	$10,702,131
Net realized gains/(losses) on investment transactions	20,022,306	31,438,896
Change in unrealized appreciation/depreciation on investments	(17,728,341)	9,252,894

Change in net assets resulting from operations	6,100,955	51,393,921

Dividends to Shareholders:
From net investment income	—	(7,189,322)

Change in net assets resulting from dividends to shareholders	—	(7,189,322)

Capital Transactions:
Proceeds from shares issued	2,076,709	8,875,243
Proceeds from dividends reinvested	—	7,189,322
Value of shares redeemed	(37,076,546)	(85,707,375)

Change in net assets resulting from capital transactions	(34,999,837)	(69,642,810)

Change in net assets	(28,898,882)	(25,438,211)
Net Assets:
Beginning of period	524,261,504	549,699,715

End of period	$495,362,622	$524,261,504

Accumulated net investment income/(loss)	$14,363,236	$10,556,246

Share Transactions:
Shares issued	157,592	742,171
Dividends reinvested	—	577,456
Shares redeemed	(2,805,857)	(6,947,248)

Change in shares	(2,648,265)	(5,627,621)

See accompanying notes to the financial statements.

6

AZL MFS Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$13.03		$11.98	$8.98	$7.79		$8.24	$7.59

Investment Activities:
Net Investment Income/(Loss)	0.12		0.28	0.16	0.15		0.13	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.03		0.94	3.00	1.15		(0.50)	0.67

Total from Investment Activities	0.15		1.22	3.16	1.30		(0.37)	0.74

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.16)	(0.11)		(0.08)	(0.09)

Total Dividends	—		(0.17)	(0.16)	(0.11)		(0.08)	(0.09)

Net Asset Value, End of Period	$13.18		$13.03	$11.98	$8.98		$7.79	$8.24

Total Return(a)	1.15	%(b)	10.26%	35.42%	16.67%		(4.45)%	9.83%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$495,363		$524,262	$549,700	$423,789		$436,251	$484,333
Net Investment Income/(Loss)(c)	1.49%		2.01%	1.46%	1.59%		1.40%	1.02%
Expenses Before Reductions(c) (d)	1.04%		1.04%	1.05%	1.06%		1.07%	1.08%
Expenses Net of Reductions(c)	1.01%		1.01%	1.01%	1.02%		1.04%	1.05%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.01%		1.01%	1.02%	1.02%		1.04%	1.05%
Portfolio Turnover Rate	7	%(b)	12%	17%	95	%(f)	49%	34%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.

(f)	Effective September 15, 2012, the Subadviser changed from Eaton Vance Management to Massachusetts Financial Services Company. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2012 as compared to prior years.

See accompanying notes to the financial statements.

7

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MFS Value Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $41.7 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,796 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Value Fund	0.78%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0.675%. The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.75%, the next $400 million at 0.70% and above $500 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

9

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,775 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

10

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Beverages	$—	$6,609,584	$6,609,584
Food Products	9,875,922	11,076,752	20,952,674
Pharmaceuticals	37,064,197	3,003,494	40,067,691
Tobacco	20,064,460	1,085,352	21,149,812
Wireless Telecommunication Services	—	2,910,757	2,910,757
All Other Common Stocks+	397,877,228	—	397,877,228
Convertible Preferred Stock	401,100	—	401,100
Securities Held as Collateral for Securities on Loan	—	30,639,297	30,639,297
Unaffiliated Investment Company	1,375,843	—	1,375,843

Total Investment Securities	$466,658,750	$55,325,236	$521,983,986

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Value Fund	$34,070,152	$64,597,520

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $382,691,544. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$144,908,129
Unrealized depreciation	(5,615,687)

Net unrealized appreciation/(depreciation)	$139,292,442

As of the end of its tax year ended December 31, 2014, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2017	Expires 12/31/2018	Total
AZL MFS Value Fund	$25,265,828	$5,491,128	$30,756,956

11

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Value Fund	$7,189,322	$—	$7,189,322

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Value Fund	$10,562,811	$—	$(30,756,956)	$156,990,482	$136,796,337

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Mid Cap Index Fund	$1,000.00	$1,039.20	$2.88	0.57%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Mid Cap Index Fund	$1,000.00	$1,021.97	$2.86	0.57%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	23.4%
Information Technology	16.1
Industrials	14.7
Consumer Discretionary	13.9
Health Care	9.0
Materials	6.6
Energy	4.5
Utilities	4.3
Consumer Staples	4.0
Telecommunication Services	0.2

Total Common Stocks	96.7
Securities Held as Collateral for Securities on Loan	15.6
Money Market	2.5

Total Investment Securities	114.8
Net other assets (liabilities)	(14.8)

Net Assets	100.0%

1

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (96.7%):
Aerospace & Defense (1.7%):
26,628	BE Aerospace, Inc.	$1,461,878
7,728	Esterline Technologies Corp.*	736,788
12,199	Huntington Ingalls Industries, Inc.	1,373,485
13,231	KLX, Inc.*	583,884
14,906	Orbital Atk, Inc.	1,093,504
8,863	Teledyne Technologies, Inc.*	935,135
12,376	Triumph Group, Inc.	816,692

		7,001,366

Airlines (0.8%):
32,515	Alaska Air Group, Inc.	2,094,941
66,001	JetBlue Airways Corp.*^	1,370,181

		3,465,122

Auto Components (0.5%):
40,917	Dana Holding Corp.^	842,072
73,789	Gentex Corp.	1,211,615

		2,053,687

Automobiles (0.2%):
11,467	Thor Industries, Inc.	645,363

Banks (5.6%):
38,255	Associated Banc-Corp.	775,429
21,552	BancorpSouth, Inc.^	555,180
10,940	Bank of Hawaii Corp.^	729,479
17,630	Bank of the Ozarks, Inc.^	806,573
18,641	Cathay General Bancorp	604,900
12,134	City National Corp.	1,096,792
20,953	Commerce Bancshares, Inc.^	979,972
13,787	Cullen/Frost Bankers, Inc.^	1,083,382
36,309	East West Bancorp, Inc.	1,627,369
58,566	First Horizon National Corp.^	917,729
88,366	First Niagara Financial Group, Inc.	834,175
41,583	FirstMerit Corp.	866,174
44,317	Fulton Financial Corp.	578,780
19,537	Hancock Holding Co.	623,426
14,494	International Bancshares Corp.	389,454
24,553	PacWest Bancorp	1,148,098
15,109	Prosperity Bancshares, Inc.	872,394
12,750	Signature Bank*	1,866,472
12,852	SVB Financial Group*	1,850,430
33,518	Synovus Financial Corp.	1,033,025
42,369	TCF Financial Corp.	703,749
16,945	Trustmark Corp.^	423,286
55,320	Umpqua Holdings Corp.^	995,207
55,405	Valley National Bancorp^	571,226
22,770	Webster Financial Corp.	900,554

		22,833,255

Beverages (0.1%):
2,288	Boston Beer Co., Inc. (The), Class A*^	530,793

Biotechnology (0.5%):
11,593	United Therapeutics Corp.*	2,016,602

Building Products (1.0%):
18,794	A.O. Smith Corp.	1,352,792
39,986	Fortune Brands Home & Security, Inc.	1,832,159

Shares		Fair Value
Common Stocks, continued
Building Products, continued
10,383	Lennox International, Inc.	$1,118,145

		4,303,096

Capital Markets (2.1%):
29,581	Eaton Vance Corp.^	1,157,505
23,966	Federated Investors, Inc., Class B^	802,621
37,111	Janus Capital Group, Inc.^	635,340
32,110	Raymond James Financial, Inc.	1,913,114
32,504	SEI Investments Co.	1,593,671
17,026	Stifel Financial Corp.*	983,081
21,139	Waddell & Reed Financial, Inc., Class A	1,000,086
28,184	WisdomTree Investments, Inc.^	619,062

		8,704,480

Chemicals (3.3%):
28,139	Albemarle Corp.	1,555,243
15,621	Ashland, Inc.	1,904,200
15,919	Cabot Corp.	593,620
45,601	Chemours Co. (The)*	692,040
17,908	Cytec Industries, Inc.	1,083,971
8,712	Minerals Technologies, Inc.	593,549
2,653	NewMarket Corp.^	1,177,640
19,442	Olin Corp.^	523,962
22,371	PolyOne Corp.	876,272
33,415	RPM International, Inc.	1,636,333
11,216	Scotts Miracle-Gro Co. (The)	664,099
11,722	Sensient Technologies Corp.	801,081
18,749	Valspar Corp. (The)^	1,534,043

		13,636,053

Commercial Services & Supplies (1.9%):
13,391	Clean Harbors, Inc.*^	719,632
28,561	Copart, Inc.*	1,013,344
29,352	Corrections Corp. of America	970,964
12,524	Deluxe Corp.	776,488
14,963	Herman Miller, Inc.	432,880
11,158	HNI Corp.^	570,732
7,897	MSA Safety, Inc.	383,083
52,321	R.R. Donnelley & Sons Co.	911,955
24,131	Rollins, Inc.	688,457
31,068	Waste Connections, Inc.	1,463,925

		7,931,460

Communications Equipment (0.9%):
33,277	Arris Group, Inc.*	1,018,276
29,520	Ciena Corp.*^	699,034
9,047	InterDigital, Inc.^	514,684
58,728	JDS Uniphase Corp.*	680,070
9,823	Plantronics, Inc.	553,133
33,874	Polycom, Inc.*	387,519

		3,852,716

Construction & Engineering (0.5%):
37,718	Aecom Technology Corp.*^	1,247,712
9,120	Granite Construction, Inc.	323,851
36,181	KBR, Inc.	704,806

		2,276,369

Continued

2

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.2%):
12,600	Eagle Materials, Inc.	$961,758

Consumer Finance (0.3%):
106,769	SLM Corp.*	1,053,810

Containers & Packaging (1.3%):
15,702	AptarGroup, Inc.	1,001,317
24,440	Bemis Co., Inc.	1,100,044
8,517	Greif, Inc., Class A^	305,334
24,849	Packaging Corp. of America	1,552,815
10,473	Silgan Holdings, Inc.^	552,555
25,308	Sonoco Products Co.	1,084,701

		5,596,766

Distributors (0.6%):
76,296	LKQ Corp.*	2,307,573

Diversified Consumer Services (1.0%):
24,193	Apollo Group, Inc., Class A*	311,606
14,384	DeVry, Inc.^	431,232
1,112	Graham Holdings Co., Class B	1,195,456
50,687	Service Corp. International	1,491,718
15,512	Sotheby’s^	701,763

		4,131,775

Diversified Financial Services (0.7%):
20,937	CBOE Holdings, Inc.	1,198,015
28,198	MSCI, Inc., Class A	1,735,587

		2,933,602

Electric Utilities (1.5%):
15,170	Cleco Corp.	816,905
38,759	Great Plains Energy, Inc.	936,417
26,943	Hawaiian Electric Industries, Inc.	801,015
12,628	IDACORP, Inc.^	708,936
50,057	OGE Energy Corp.	1,430,129
19,969	PNM Resources, Inc.	491,237
33,168	Westar Energy, Inc.	1,135,009

		6,319,648

Electrical Equipment (1.0%):
10,894	Acuity Brands, Inc.	1,960,702
13,351	Hubbell, Inc., Class B	1,445,646
11,239	Regal-Beloit Corp.	815,839

		4,222,187

Electronic Equipment, Instruments & Components (3.5%):
23,999	Arrow Electronics, Inc.*	1,339,144
34,067	Avnet, Inc.	1,400,494
10,698	Belden CDT, Inc.	868,999
21,854	Cognex Corp.	1,051,177
10,424	FEI Co.	864,462
39,192	Ingram Micro, Inc., Class A*	980,976
8,977	IPG Photonics Corp.*^	764,616
48,599	Jabil Circuit, Inc.	1,034,673
42,473	Keysight Technologies, Inc.*	1,324,733
21,348	Knowles Corp.*^	386,399
25,393	National Instruments Corp.	748,078
9,216	Tech Data Corp.*	530,473
65,077	Trimble Navigation, Ltd.*	1,526,706

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
34,052	Vishay Intertechnology, Inc.^	$397,727
12,974	Zebra Technologies Corp., Class A*	1,440,763

		14,659,420

Energy Equipment & Services (2.1%):
15,080	Atwood Oceanics, Inc.^	398,715
19,296	Dresser-Rand Group, Inc.*	1,643,634
9,769	Dril-Quip, Inc.*	735,117
24,706	Helix Energy Solutions Group, Inc.*	312,037
73,131	Nabors Industries, Ltd.	1,055,280
24,767	Oceaneering International, Inc.	1,153,895
12,941	Oil States International, Inc.*	481,793
37,092	Patterson-UTI Energy, Inc.	697,886
31,293	Rowan Cos. plc, Class A	660,595
37,736	Superior Energy Services, Inc.	793,965
11,796	Tidewater, Inc.^	268,123
11,757	Unit Corp.*^	318,850

		8,519,890

Food & Staples Retailing (0.5%):
9,710	Casey’s General Stores, Inc.	929,635
51,873	Supervalu, Inc.*	419,653
12,560	United Natural Foods, Inc.*^	799,821

		2,149,109

Food Products (2.1%):
23,667	Dean Foods Co.	382,695
46,368	Flowers Foods, Inc.^	980,683
25,734	Hain Celestial Group, Inc.*^	1,694,841
17,946	Ingredion, Inc.	1,432,270
4,872	Lancaster Colony Corp.	442,621
13,756	Post Holdings, Inc.*^	741,861
5,160	Tootsie Roll Industries, Inc.^	166,720
10,754	TreeHouse Foods, Inc.*	871,397
43,923	WhiteWave Foods Co., Class A*	2,146,957

		8,860,045

Gas Utilities (1.5%):
25,338	Atmos Energy Corp.	1,299,333
21,174	National Fuel Gas Co.^	1,246,937
13,192	ONE Gas, Inc.^	561,452
44,071	Questar Corp.	921,525
43,266	UGI Corp.	1,490,513
12,473	WGL Holdings, Inc.	677,159

		6,196,919

Health Care Equipment & Supplies (3.6%):
18,229	Align Technology, Inc.*	1,143,141
12,188	Cooper Cos., Inc. (The)	2,169,098
11,672	Halyard Health, Inc.*^	472,716
14,212	Hill-Rom Holdings, Inc.	772,138
61,311	Hologic, Inc.*	2,333,496
23,475	IDEXX Laboratories, Inc.*^	1,505,687
35,346	ResMed, Inc.^	1,992,454
13,935	Sirona Dental Systems, Inc.*	1,399,353
14,980	STERIS Corp.^	965,311
10,417	Teleflex, Inc.^	1,410,983

Continued

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
13,595	Thoratec Corp.*	$605,929

		14,770,306

Health Care Providers & Services (3.4%):
29,811	Centene Corp.*	2,396,805
29,605	Community Health Systems, Inc.*	1,864,227
19,348	Health Net, Inc.*	1,240,594
22,208	HMS Holdings Corp.*^	381,311
11,114	LifePoint Hospitals, Inc.*	966,362
23,459	MEDNAX, Inc.*	1,738,546
10,053	Molina Healthcare, Inc.*	706,726
24,301	Omnicare, Inc.	2,290,370
15,836	Owens & Minor, Inc.^	538,424
20,608	VCA Antech, Inc.*	1,121,178
11,047	WellCare Health Plans, Inc.*	937,117

		14,181,660

Health Care Technology (0.1%):
42,646	Allscripts Healthcare Solutions, Inc.*	583,397

Hotels, Restaurants & Leisure (1.8%):
15,334	Brinker International, Inc.^	884,005
4,765	Buffalo Wild Wings, Inc.*	746,628
13,844	Domino’s Pizza, Inc.	1,569,909
24,138	Dunkin’ Brands Group, Inc.^	1,327,590
7,011	International Speedway Corp., Class A	257,093
6,363	Panera Bread Co., Class A*^	1,112,062
11,400	The Cheesecake Factory, Inc.^	621,699
68,317	Wendy’s Co. (The)	770,616

		7,289,602

Household Durables (1.8%):
44,918	Jarden Corp.*	2,324,507
22,834	KB Home^	379,044
9,803	M.D.C. Holdings, Inc.^	293,796
969	NVR, Inc.*	1,298,460
15,307	Tempur-Pedic International, Inc.*	1,008,731
40,195	Toll Brothers, Inc.*	1,535,047
12,502	Tupperware Brands Corp.^	806,879

		7,646,464

Household Products (1.1%):
32,826	Church & Dwight Co., Inc.	2,663,173
15,598	Energizer Holdings, Inc.	2,051,917

		4,715,090

Independent Power and Renewable Electricity Producers (0.1%):
20,911	Talen Energy Corp.*	358,833

Industrial Conglomerates (0.4%):
16,387	Carlisle Cos., Inc.	1,640,666

Insurance (4.9%):
4,029	Alleghany Corp.*	1,888,634
18,522	American Financial Group, Inc.	1,204,671
42,125	Arthur J. Gallagher & Co.	1,992,512
15,455	Aspen Insurance Holdings, Ltd.	740,295
28,986	Brown & Brown, Inc.	952,480
49,396	CNO Financial Group, Inc.^	906,417
11,144	Everest Re Group, Ltd.	2,028,319

Shares		Fair Value
Common Stocks, continued
Insurance, continued
27,188	First American Financial Corp.^	$1,011,665
11,091	Hanover Insurance Group, Inc. (The)	821,067
24,004	HCC Insurance Holdings, Inc.	1,844,467
12,389	Kemper Corp.^	477,596
7,109	Mercury General Corp.^	395,616
60,504	Old Republic International Corp.	945,678
12,957	Primerica, Inc.	592,005
16,604	Reinsurance Group of America, Inc.	1,575,221
11,551	RenaissanceRe Holdings, Ltd.	1,172,542
10,587	StanCorp Financial Group, Inc.	800,483
25,050	W.R. Berkley Corp.	1,300,847

		20,650,515

Internet & Catalog Retail (0.1%):
8,160	HSN, Inc.	572,750

Internet Software & Services (0.3%):
29,732	Rackspace Hosting, Inc.*	1,105,733

IT Services (3.3%):
19,608	Acxiom Corp.*	344,709
30,067	Broadridge Financial Solutions, Inc.	1,503,651
24,789	Convergys Corp.	631,872
22,627	CoreLogic, Inc.*	898,066
7,088	DST Systems, Inc.	892,946
20,825	Gartner, Inc.*	1,786,368
16,669	Global Payments, Inc.	1,724,407
20,511	Jack Henry & Associates, Inc.	1,327,062
15,674	Leidos Holdings, Inc.	632,759
16,527	Maximus, Inc.	1,086,320
12,323	NeuStar, Inc., Class A*	359,955
9,929	Science Applications International Corp.	524,748
28,667	VeriFone Systems, Inc.*	973,531
9,694	Wex, Inc.*	1,104,825

		13,791,219

Leisure Products (1.0%):
23,251	Brunswick Corp.	1,182,546
15,336	Polaris Industries, Inc.^	2,271,415
15,956	Vista Outdoor, Inc.*	716,424

		4,170,385

Life Sciences Tools & Services (1.2%):
5,189	Bio-Rad Laboratories, Inc., Class A*	781,515
9,319	Bio-Techne Corp.	917,642
11,879	Charles River Laboratories International, Inc.*	835,569
7,015	Mettler-Toledo International, Inc.*	2,395,342

		4,930,068

Machinery (4.3%):
20,098	AGCO Corp.^	1,141,164
12,581	CLARCOR, Inc.	783,041
12,220	Crane Co.	717,681
31,713	Donaldson Co., Inc.^	1,135,325
14,718	Graco, Inc.	1,045,420
19,550	IDEX Corp.	1,536,240
22,417	ITT Corp.	937,927
19,884	Kennametal, Inc.	678,442
18,959	Lincoln Electric Holdings, Inc.	1,154,414

Continued

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
14,190	Nordson Corp.	$1,105,259
19,617	Oshkosh Corp.^	831,368
10,290	SPX Corp.	744,893
26,361	Terex Corp.	612,893
18,274	Timken Co.	668,280
38,863	Trinity Industries, Inc.^	1,027,149
5,920	Valmont Industries, Inc.^	703,710
24,233	Wabtec Corp.	2,283,719
14,582	Woodward, Inc.	801,864

		17,908,789

Marine (0.3%):
13,994	Kirby Corp.*	1,072,780

Media (1.7%):
14,867	AMC Networks, Inc., Class A*	1,216,863
26,356	Cinemark Holdings, Inc.	1,058,721
18,301	DreamWorks Animation SKG, Inc., Class A*^	482,780
11,635	John Wiley & Sons, Inc., Class A	632,595
20,294	Lamar Advertising Co., Class A	1,166,499
36,600	Live Nation, Inc.*	1,006,134
9,171	Meredith Corp.^	478,268
32,901	The New York Times Co., Class A^	449,099
27,470	Time, Inc.	632,085

		7,123,044

Metals & Mining (1.5%):
12,643	Carpenter Technology Corp.^	489,031
29,075	Commercial Metals Co.	467,526
8,444	Compass Minerals International, Inc.	693,590
18,633	Reliance Steel & Aluminum Co.	1,126,924
16,352	Royal Gold, Inc.	1,007,120
60,649	Steel Dynamics, Inc.	1,256,344
9,431	TimkenSteel Corp.	254,543
36,539	United States Steel Corp.^	753,434
12,132	Worthington Industries, Inc.	364,688

		6,413,200

Multiline Retail (0.3%):
13,527	Big Lots, Inc.^	608,580
76,607	J.C. Penney Co., Inc.*	648,861

		1,257,441

Multi-Utilities (0.9%):
28,337	Alliant Energy Corp.	1,635,611
11,243	Black Hills Corp.	490,757
48,852	MDU Resources Group, Inc.	954,080
20,725	Vectren Corp.	797,498

		3,877,946

Oil, Gas & Consumable Fuels (2.4%):
77,453	California Resources Corp.	467,816
89,446	Denbury Resources, Inc.	568,877
19,761	Energen Corp.	1,349,676
26,752	Gulfport Energy Corp.*	1,076,768
49,159	HollyFrontier Corp.^	2,098,597
40,667	QEP Resources, Inc.	752,746
18,986	Rosetta Resources, Inc.*^	439,336

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
16,922	SM Energy Co.	$780,443
17,729	Western Refining, Inc.	773,339
18,106	World Fuel Services Corp.	868,183
51,353	WPX Energy, Inc.*^	630,615

		9,806,396

Paper & Forest Products (0.3%):
16,055	Domtar Corp.	664,677
35,729	Louisiana-Pacific Corp.*^	608,465

		1,273,142

Personal Products (0.2%):
109,126	Avon Products, Inc.^	683,129

Pharmaceuticals (0.2%):
19,805	Akorn, Inc.*^	864,686

Professional Services (1.2%):
8,393	CEB, Inc.	730,695
10,434	FTI Consulting, Inc.*	430,298
19,620	Manpower, Inc.	1,753,636
17,388	Towers Watson & Co., Class A	2,187,410

		5,102,039

Real Estate Investment Trusts (REITs) (8.3%):
18,069	Alexandria Real Estate Equities, Inc.	1,580,315
28,170	American Campus Communities, Inc.	1,061,727
51,049	BioMed Realty Trust, Inc.	987,288
21,782	Camden Property Trust	1,617,967
30,064	Communications Sales & Leasing, Inc.^	743,182
23,712	Corporate Office Properties Trust	558,180
34,372	Douglas Emmett, Inc.	925,982
86,544	Duke Realty Corp.	1,607,122
20,132	Equity One, Inc.	469,881
27,863	Extra Space Storage, Inc.	1,817,225
17,227	Federal Realty Investment Trust	2,206,605
23,590	Highwoods Properties, Inc.^	942,421
14,527	Home Properties, Inc.	1,061,197
35,691	Hospitality Properties Trust	1,028,615
22,085	Kilroy Realty Corp.	1,483,008
28,333	LaSalle Hotel Properties^	1,004,688
37,490	Liberty Property Trust	1,207,928
21,014	Mack-Cali Realty Corp.	387,288
18,899	Mid-America Apartment Communities, Inc.	1,376,036
33,612	National Retail Properties, Inc.^	1,176,756
40,331	Omega Healthcare Investors, Inc.	1,384,563
10,203	Potlatch Corp.	360,370
31,850	Rayonier, Inc.	813,768
23,658	Regency Centers Corp.	1,395,349
58,915	Senior Housing Properties Trust	1,033,958
24,038	Tanger Factory Outlet Centers, Inc.	762,005
15,204	Taubman Centers, Inc.	1,056,678
64,958	UDR, Inc.	2,080,605
23,142	Urban Edge Properties	481,122
28,592	Weingarten Realty Investors	934,672
46,426	WP Glimcher, Inc.	628,144

		34,174,645

Continued

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.6%):
11,396	Alexander & Baldwin, Inc.	$449,002
11,252	Jones Lang LaSalle, Inc.	1,924,092

		2,373,094

Road & Rail (0.9%):
14,455	Con-way, Inc.	554,638
12,872	Genesee & Wyoming, Inc., Class A*	980,589
11,139	Landstar System, Inc.	744,865
16,994	Old Dominion Freight Line, Inc.*	1,165,873
11,178	Werner Enterprises, Inc.^	293,423

		3,739,388

Semiconductors & Semiconductor Equipment (2.1%):
158,072	Advanced Micro Devices, Inc.*^	379,373
104,686	Atmel Corp.	1,031,681
27,377	Cree, Inc.*^	712,623
83,249	Cypress Semiconductor Corp.	979,008
29,204	Fairchild Semiconductor International, Inc.*	507,566
37,210	Integrated Device Technology, Inc.*	807,457
33,065	Intersil Corp., Class A	413,643
9,963	Silicon Laboratories, Inc.*^	538,102
73,117	SunEdison, Inc.*^	2,186,929
53,811	Teradyne, Inc.	1,038,014

		8,594,396

Software (5.3%):
29,283	ACI Worldwide, Inc.*	719,483
11,366	Advent Software, Inc.^	502,491
22,517	Ansys, Inc.*	2,054,452
73,408	Cadence Design Systems, Inc.*^	1,443,201
40,210	CDK Global, Inc.	2,170,537
10,664	CommVault Systems, Inc.*	452,260
9,743	FactSet Research Systems, Inc.	1,583,335
7,789	Fair Isaac Corp.	707,085
35,725	Fortinet, Inc.*	1,476,514
26,264	Informatica Corp.*	1,273,016
18,506	Manhattan Associates, Inc.*	1,103,883
24,786	Mentor Graphics Corp.	655,094
28,842	PTC, Inc.*	1,183,099
22,177	Rovi Corp.*^	353,723
16,669	Solarwinds, Inc.*	768,941
16,835	Solera Holdings, Inc.	750,168
38,899	Synopsys, Inc.*	1,970,234
8,446	Tyler Technologies, Inc.*	1,092,743
7,169	Ultimate Software Group, Inc. (The)*	1,178,153

		21,438,412

Specialty Retail (4.3%):
16,201	Aaron’s, Inc.	586,638
17,450	Abercrombie & Fitch Co., Class A^	375,350
18,355	Advance Auto Parts, Inc.^	2,923,769
44,114	American Eagle Outfitters, Inc.^	759,643
11,536	ANN, Inc.*	557,073
33,114	Ascena Retail Group, Inc.*	551,514
12,030	Cabela’s, Inc., Class A*^	601,259
35,956	Chico’s FAS, Inc.	597,948
19,324	CST Brands, Inc.	754,795

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
24,363	Dick’s Sporting Goods, Inc.	$1,261,273
35,078	Foot Locker, Inc.^	2,350,577
16,120	Guess?, Inc.	309,020
10,672	Murphy USA, Inc.*	595,711
123,636	Office Depot, Inc.*	1,070,688
13,301	Rent-A-Center, Inc.^	377,083
20,098	Signet Jewelers, Ltd.	2,577,368
21,377	Williams-Sonoma, Inc.	1,758,686

		18,008,395

Technology Hardware, Storage & Peripherals (0.7%):
26,359	3D Systems Corp.*^	514,528
16,265	Diebold, Inc.^	569,275
15,375	Lexmark International, Inc., Class A^	679,575
42,514	NCR Corp.*	1,279,671

		3,043,049

Textiles, Apparel & Luxury Goods (0.9%):
13,178	Carter’s, Inc.	1,400,822
8,352	Deckers Outdoor Corp.*	601,093
32,019	Kate Spade & Co.*	689,689
10,238	Skechers U.S.A., Inc., Class A*	1,124,030

		3,815,634

Thrifts & Mortgage Finance (0.6%):
111,432	New York Community Bancorp, Inc.^	2,048,120
23,786	Washington Federal, Inc.^	555,403

		2,603,523

Trading Companies & Distributors (0.7%):
11,011	GATX Corp.^	585,235
12,689	MSC Industrial Direct Co., Inc., Class A^	885,311
26,883	NOW, Inc.*^	535,241
6,887	Watsco, Inc.	852,197

		2,857,984

Water Utilities (0.3%):
44,412	Aqua America, Inc.	1,087,650

Wireless Telecommunication Services (0.2%):
24,660	Telephone & Data Systems, Inc.	725,004

Total Common Stocks (Cost $277,897,177)		401,413,318

Securities Held as Collateral for Securities on Loan (15.6%):
$64,666,340	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	64,666,340

Total Securities Held as Collateral for Securities on Loan (Cost $64,666,340)		64,666,340

Unaffiliated Investment Company (2.5%):
10,217,512	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	10,217,512

Total Unaffiliated Investment Company (Cost $10,217,512)		10,217,512

Total Investment Securities (Cost $352,781,029)(c) — 114.8%		476,297,170
Net other assets (liabilities) — (14.8)%		(61,242,123)

Net Assets — 100.0%		$415,055,047

Continued

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2015.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $63,448,791.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $522,600 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-mini September Futures	Long	9/18/15	92	$13,782,520	$(219,578)

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$352,781,029

Investment securities, at value*	$476,297,170
Cash	982,500
Segregated cash for collateral	522,600
Interest and dividends receivable	390,904
Receivable for investments sold	5,171,071
Receivable for variation margin on futures contracts	13,719
Prepaid expenses	857

Total Assets	483,378,821

Liabilities:
Payable for investments purchased	3,410,207
Payable for capital shares redeemed	26,761
Payable for collateral received on loaned securities	64,666,340
Manager fees payable	86,846
Administration fees payable	10,063
Distribution fees payable	86,846
Custodian fees payable	2,640
Administrative and compliance services fees payable	61
Trustee fees payable	797
Other accrued liabilities	33,213

Total Liabilities	68,323,774

Net Assets	$415,055,047

Net Assets Consist of:
Capital	$211,831,308
Accumulated net investment income/(loss)	7,544,705
Accumulated net realized gains/(losses) from investment transactions	72,382,471
Net unrealized appreciation/(depreciation) on investments	123,296,563

Net Assets	$415,055,047

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,004,936
Net Asset Value (offering and redemption price per share)	$24.41

*	Includes securities on loan of $63,448,791.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$4,290,156
Income from securities lending	143,660

Total Investment Income	4,433,816

Expenses:
Manager fees	635,021
Administration fees	70,820
Distribution fees	635,021
Custodian fees	10,779
Administrative and compliance services fees	3,098
Trustee fees	12,068
Professional fees	11,408
Shareholder reports	7,730
Other expenses	63,212

Total expenses	1,449,157

Net Investment Income/(Loss)	2,984,659

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	47,569,413
Net realized gains/(losses) on futures contracts	2,018,790
Change in net unrealized appreciation/depreciation on investments	(28,215,590)

Net Realized/Unrealized Gains/(Losses) on Investments	21,372,613

Change in Net Assets Resulting From Operations	$24,357,272

See accompanying notes to the financial statements.

8

Statements of Changes in Net Assets

	AZL Mid Cap Index Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,984,659	$4,585,324
Net realized gains/(losses) on investment transactions	49,588,203	24,269,595
Change in unrealized appreciation/depreciation on investments	(28,215,590)	17,590,975

Change in net assets resulting from operations	24,357,272	46,445,894

Dividends to Shareholders:
From net investment income	—	(3,512,445)
From net realized gains	—	(18,594,993)

Change in net assets resulting from dividends to shareholders	—	(22,107,438)

Capital Transactions:
Proceeds from shares issued	26,845,666	54,240,054
Proceeds from dividends reinvested	—	22,107,438
Value of shares redeemed	(190,587,468)	(39,240,020)

Change in net assets resulting from capital transactions	(163,741,802)	37,107,472

Change in net assets	(139,384,530)	61,445,928
Net Assets:
Beginning of period	554,439,577	492,993,649

End of period	$415,055,047	$554,439,577

Accumulated net investment income/(loss)	$7,544,705	$4,560,046

Share Transactions:
Shares issued	1,094,516	2,379,889
Dividends reinvested	—	964,127
Shares redeemed	(7,691,670)	(1,718,067)

Change in shares	(6,597,154)	1,625,949

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$23.49		$22.43	$17.27	$15.10	$16.17	$13.09

Investment Activities:
Net Investment Income/(Loss)	0.25		0.19	0.14	0.14	0.07	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.67		1.85	5.47	2.45	(0.47)	3.16

Total from Investment Activities	0.92		2.04	5.61	2.59	(0.40)	3.21

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.14)	(0.07)	(0.06)	(0.04)
Net Realized Gains	—		(0.82)	(0.31)	(0.35)	(0.61)	(0.09)

Total Dividends	—		(0.98)	(0.45)	(0.42)	(0.67)	(0.13)

Net Asset Value, End of Period	$24.41		$23.49	$22.43	$17.27	$15.10	$16.17

Total Return(a)	3.92	%(b)	9.21%	32.71%	17.22%	(2.32)%	24.67%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$415,055		$554,440	$492,994	$311,979	$209,586	$154,995
Net Investment Income/(Loss)(c)	1.17%		0.88%	0.86%	1.04%	0.66%	0.71%
Expenses Before Reductions(c) (d)	0.57%		0.57%	0.58%	0.60%	0.63%	0.61%
Expenses Net of Reductions(c)	0.57%		0.57%	0.58%	0.60%	0.61%	0.60%
Portfolio Turnover Rate(e)	13	%(b)	13%	12%	9%	15%	34%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $65.0 million for the period ended June 30, 2015.
Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $14,178 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $13.8 million as of June 30, 2015. The monthly average notional amount for these contracts was $19.1 million for the period ended June 30, 2015.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$219,578

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts / Change in unrealized appreciation/ depreciation on investments	$2,018,790	$(838,459)

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Mid Cap Index Fund	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,971 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$401,413,318	$—	$401,413,318
Securities Held as Collateral for Securities on Loan	—	64,666,340	64,666,340
Unaffiliated Investment Company	10,217,512	—	10,217,512

Total Investment Securities	411,630,830	64,666,340	476,297,170

Other Financial Instruments:*
Futures Contracts	(219,578)	—	(219,578)

Total Investments	$411,411,252	$64,666,340	$476,077,592

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Mid Cap Index Fund	$63,780,907	$216,014,149

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $356,147,305. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$132,935,599
Unrealized depreciation	(12,785,734)

Net unrealized appreciation/(depreciation)	$120,149,865

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

7. Federal Tax Information

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Mid Cap Index Fund	$6,714,812	$15,392,626	$22,107,438

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Mid Cap Index Fund	$6,630,030	$23,867,117	$—	$148,369,320	$178,866,467

(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Money Market Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Money Market Fund	$1,000.00	$1,000.00	$1.14	0.23%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Money Market Fund	$1,000.00	$1,023.65	$1.15	0.23%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Commercial Paper	58.9%
Certificates of Deposit	24.3
Yankee Dollars	7.0
U.S. Government Agency Mortgages	6.2
U.S. Treasury Obligations	2.4
Corporate Bonds	1.2

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Money Market Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Certificates of Deposit (24.3%):
Banks (23.5%)
$8,000,000	Bank of Montreal Chicago, 0.26%, 7/16/15(a)	$8,000,000
8,000,000	Bank of Nova Scotia, 0.27%, 11/9/15(a)	8,000,000
5,000,000	Bank of Nova Scotia, 0.73%, 9/11/15(a)	5,004,042
19,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.33%, 9/11/15(a)	19,000,000
4,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.33%, 10/28/15(a)	4,000,000
14,000,000	Citibank NA, 0.29%, 7/6/15	14,000,000
10,000,000	Credit Agricole CIB, NY, 0.29%, 9/3/15	10,000,000
8,000,000	National Bank of Canada, NY, 0.34%, 12/24/15(a)	8,000,000
5,000,000	National Bank of Canada, NY, 0.30%, 10/20/15(a)	5,000,000
8,000,000	Norinchukin Bank, NY, 0.34%, 10/20/15(a)	8,000,000
8,000,000	Rabobank Nederland NV, NY, 0.30%, 11/2/15	8,000,000
11,000,000	Rabobank Nederland NV, NY, 0.33%, 9/16/15(a)	11,000,000
8,000,000	Skandinav Enskilda Bank, NY, 0.26%, 7/23/15	8,000,000
3,000,000	State Street Bank & Trust Co., 0.28%, 10/23/15(a)	3,000,000
10,000,000	State Street Bank & Trust Co., 0.28%, 10/1/15(a)	10,000,000
7,000,000	Sumitomo Mitsui Bank, NY, 0.30%, 7/20/15	7,000,000
12,000,000	Toronto Dominion Bank, NY, 0.27%, 10/6/15(a)	12,000,000
8,000,000	Toronto Dominion Bank, NY, 0.30%, 7/15/15	8,000,000

		156,004,042

Diversified Financial Services (0.8%)
5,000,000	Credit Industriel Et Commercial, NY, 0.30%, 8/3/15	5,000,000

Total Certificates of Deposit (Cost $161,004,042)		161,004,042

Commercial Paper (58.9%):
Banks (20.2%)
15,000,000	BNP Paribas Fortis SA, NY, 0.03%, 7/1/15(b)	15,000,000
12,000,000	BNP Paribas, NY, 0.30%, 9/15/15(b)	11,992,400
10,000,000	Commonwealth Bank of Australia, 0.30%, 3/29/16(a)(c)	9,999,300
15,000,000	Credit Suisse, NY, 0.27%, 9/1/15(b)	14,993,025
8,000,000	DNB Bank ASA, 0.32%, 8/24/15(b)(c)	7,996,220
7,000,000	HSBC Bank PLC, 0.28%, 10/23/15(a)(c)	7,000,000
9,000,000	Macquarie Bank Ltd., 0.41%, 10/26/15(b)(c)	8,988,008
20,000,000	NRW.Bank, 0.10%, 7/7/15(b)(c)	19,999,667
18,000,000	Skandinav Enskilda Bank, NY, 0.30%, 8/25/15(b)(c)	17,991,750
10,000,000	Sumitomo Mitsui Bank, NY, 0.12%, 7/6/15(b)(c)	9,999,833
10,000,000	Westpac Banking Corp., NY, 0.30%, 4/4/16(a)(c)	10,000,000

		133,960,203

Diversified Financial Services (38.7%)
14,000,000	Antalis US Funding Corp., 0.14%, 7/6/15(b)(c)	13,999,728
10,000,000	Antalis US Funding Corp., 0.14%, 7/2/15(b)(c)	9,999,961
5,000,000	Bedford Row Funding Corp., 0.31%, 11/20/15(a)(c)	5,000,000
20,000,000	Caisse Centrale Desjardins du Quebec, 0.13%, 7/2/15(b)(c)	19,999,927
10,000,000	Chariot Funding LLC, 0.33%, 11/23/15(b)(c)	9,986,708
3,000,000	Chariot Funding LLC, 0.26%, 8/13/15(b)(c)	2,999,068
10,300,000	Chariot Funding LLC, 0.33%, 11/6/15(b)(c)	10,287,915

Principal Amount		Fair Value
Commercial Paper, continued
Diversified Financial Services, continued
$10,000,000	Charta LLC, 0.30%, 8/14/15(b)	$9,996,333
5,000,000	Charta LLC, 0.34%, 11/24/15(b)	4,993,106
10,000,000	CIESCO LLC, 0.34%, 12/1/15(b)	9,985,550
20,000,000	Collateralized CP Co. LLC, 0.32%, 10/26/15(b)	19,979,199
5,400,000	CRC Funding LLC, 0.34%, 11/2/15(b)	5,393,676
19,000,000	General Electric Capital Corp., 0.24%, 10/19/15(a)(b)	19,000,000
10,000,000	Kells Funding LLC, 0.27%, 9/22/15(a)(c)	9,999,754
15,000,000	LMA Americas LLC, 0.11%, 7/1/15(b)(c)	15,000,000
7,412,000	Mont Blanc Capital Corp., 0.29%, 9/15/15(b)(c)	7,407,462
15,000,000	Nederlandse Waterschapsbank NV, 0.26%, 10/1/15(a)(c)	15,000,000
13,000,000	Nieuw Amsterdam Receivables Corp., 0.30%, 8/4/15(b)(c)	12,996,317
5,000,000	Nieuw Amsterdam Receivables Corp., 0.30%, 7/27/15(b)(c)	4,998,917
27,467,000	Victory Receivables Corp., 0.11%, 7/1/15(b)(c)	27,466,999
8,000,000	Working Capital Management, 0.13%, 7/8/15(b)(c)	7,999,798
15,000,000	Working Capital Management, 0.15%, 7/6/15(b)(c)	14,999,688

		257,490,106

Total Commercial Paper (Cost $391,450,309)		391,450,309

Corporate Bond (1.2%):
Hotels, Restaurants & Leisure (1.2%)
8,000,000	Jets Stadium Development LLC, Series A-4C, 0.14%, 4/1/47, Callable 9/4/15 @ 100.00(a)	8,000,000

Total Corporate Bond (Cost $8,000,000)		8,000,000

U.S. Government Agency Mortgages (6.2%):
11,000,000	0.00%, 7/17/15(b)	10,999,658
30,000,000	0.07%, 7/24/15(b)	29,998,658

		40,998,316

Total U.S. Government Agency Mortgages (Cost $40,998,316)		40,998,316

U.S. Treasury Obligations (2.4%):
U.S. Treasury Bills (0.9%)
6,000,000	0.29%, 6/23/16(b)	5,982,667

U.S. Treasury Notes (1.5%)
10,000,000	0.08%, 4/30/16(a)	10,000,000

Total U.S. Treasury Obligations (Cost $15,982,667)		15,982,667

Yankee Dollars (7.0%):
Banks (7.0%)
10,000,000	ING Bank NV, 2.00%, 9/25/15(c)	10,035,977
10,000,000	Norinchukin Bank, NY, 0.34%, 11/12/15(a)	10,000,000
15,000,000	Sumitomo Mitsui Bank, NY, 0.33%, 7/8/15(a)	15,000,000
6,100,000	Svenska Handelsbanken AB, 0.36%, 11/13/15(a)(c)	6,100,000
5,310,000	Westpac Banking Corp., 1.38%, 7/17/15(c)	5,312,355

		46,448,332

Total Yankee Dollars (Cost $46,448,332)		46,448,332

Total Investment Securities (Cost $663,883,666)(d) — 100.0%		663,883,666
Net other assets (liabilities) — 0.0%		38,430

Net Assets — 100.0%		$663,922,096

Continued

2

AZL Money Market Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2015.

(a)	Variable Rate Security. The rate represents the rate in effect at June 30, 2015. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Australia	5.2%
Canada	11.1%
France	4.6%
Germany	2.9%
Japan	11.0%
Netherlands	6.7%
Norway	1.2%
Sweden	4.8%
Switzerland	2.3%
United States	50.2%

100.0%

See accompanying notes to the financial statements.

3

AZL Money Market Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$663,883,666

Investment securities, at value	$663,883,666
Cash	720
Interest receivable	201,490
Receivable from Manager	26,406
Prepaid expenses	1,030

Total Assets	664,113,312

Liabilities:
Administration fees payable	16,068
Distribution fees payable	132,667
Custodian fees payable	7,746
Administrative and compliance services fees payable	750
Trustee fees payable	4,818
Other accrued liabilities	29,167

Total Liabilities	191,216

Net Assets	$663,922,096

Net Assets Consist of:
Capital	$663,844,699
Accumulated net realized gains/(losses) from investment transactions	77,397

Net Assets	$663,922,096

Shares of beneficial interest (unlimited number of shares authorized, no par value)	663,845,341
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Interest	$756,206

Total Investment Income	756,206

Expenses:
Manager fees	1,136,364
Administration fees	84,517
Distribution fees	811,691
Custodian fees	12,335
Administrative and compliance services fees	4,273
Trustee fees	17,263
Professional fees	19,183
Shareholder reports	14,062
Other expenses	7,382

Total expenses before reductions	2,107,070
Less expenses voluntarily waived/reimbursed by the Manager	(1,350,864)

Net expenses	756,206

Net Investment Income/(Loss)	—

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	29,878

Net Realized/Unrealized Gains/(Losses) on Investments	29,878

Change in Net Assets Resulting From Operations	$29,878

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Money Market Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net realized gains/(losses) on investment transactions	$29,878	$48,636

Change in net assets resulting from operations	29,878	48,636

Dividends to Shareholders:
From net realized gains	—	(57,581)

Change in net assets resulting from dividends to shareholders	—	(57,581)

Capital Transactions:
Proceeds from shares issued	161,296,037	333,098,108
Proceeds from dividends reinvested	—	57,581
Value of shares redeemed	(197,738,593)	(439,453,694)

Change in net assets resulting from capital transactions	(36,442,556)	(106,298,005)

Change in net assets	(36,412,678)	(106,306,950)
Net Assets:
Beginning of period	700,334,774	806,641,724

End of period	$663,922,096	$700,334,774

Share Transactions:
Shares issued	161,296,037	333,098,108
Dividends reinvested	—	57,581
Shares redeemed	(197,738,593)	(439,453,694)

Change in shares	(36,442,556)	(106,298,005)

See accompanying notes to the financial statements.

5

AZL Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment Activities:
Net Investment Income/(Loss)	—		—		—		—		—		—	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total from Investment Activities	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Dividends to Shareholders From:
Net Investment Income	—		—		—		—		—		—	(a)
Net Realized Gains	—		—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total Dividends	—		—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(b)	—	(c)	0.01%		—		—		—		—
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$663,922		$700,335		$806,642		$872,062		$865,626		$861,070
Net Investment Income/(Loss)(d)	—		—		—		—		—		—
Expenses Before Reductions(d) (e)	0.65%		0.65%		0.65%		0.66%		0.66%		0.70%
Expenses Net of Reductions(d) (f)	0.23%		0.20%		0.22%		0.29%		0.28%		0.33%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

See accompanying notes to the financial statements.

6

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Money Market Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below. Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Money Market Reform

In July 2014, the United States Securities and Exchange Commission (“SEC”) issued final rules that will alter and increase the regulations to which money market funds, including the AZL Money Market Fund, are subject. The SEC’s new rules have varying implementation dates, ranging from July 2015 to October 2016 and are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. The new rules will also replace much of the current Rule 2a-7 under the Investment Company Act of 1940 and add new Rule 30b1-8 (“Form N-CR”). Additionally, Forms N-MFP and N-PF, along with the instructions to Form N-1A, have been revised as part of this reform.

Certain government and U.S. treasury money market funds will not be subject to many of the new structural changes. The AZL Money Market Funds’ management has been reviewing and assessing the effect of the new rules and speaking with investors in order to properly align the interests of investors with implementation of the reforms. Further information regarding the money market mutual fund regulatory changes may be found at the SEC’s website, www.sec.gov. For further information relating to changes to the Fund, please see Note 6 of the Notes to the Financial Statements.

7

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Money Market Fund	0.35%	0.87%

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1.	The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.
3.	Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2015 are reflected on the Statement of Operations as “Expenses voluntarily waived/reimbursed by the Manager.”

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2015, the reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2015	Expires 12/31/2016	Expires 12/31/2017	Expires 12/31/2018	Total
AZL Money Market Fund	$3,224,807	$3,776,228	$3,323,767	$1,350,864	$11,675,666

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers in addition to the amounts disclosed above.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

8

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $3,557 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Certificates of Deposit+	$—	$161,004,042	$161,004,042
Commercial Paper+	—	391,450,309	391,450,309
Corporate Bond	—	8,000,000	8,000,000
U.S. Government Agency Mortgages	—	40,998,316	40,998,316
U.S. Treasury Obligations	—	15,982,667	15,982,667
Yankee Dollars	—	46,448,332	46,448,332

Total Investment Securities	$—	$663,883,666	$663,883,666

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Money Market Fund	$54,425	$3,156	$57,581

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Money Market Fund	$47,519	$—	$—	$—	$47,519

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

9

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

6. Subsequent Events

At its meeting on June 16, 2015, the Board of Trustees considered the likely effects of the Money Market Reform rule changes on the AZL Money Market Fund and approved changes proposed by the Fund’s Manager, Allianz Investment Management LLC, to the name and principal investment strategies of the Fund. As a result of these changes, the Fund will become a government money market fund and will be called the AZL Government Money Market Fund. As a “government” money market fund, the Fund will be permitted, subject to the revised regulations, to continue to use a stable net asset value ($1.00), and the Fund will not be required to impose fees on shareholder redemptions or to temporarily suspend redemptions in the event that the Fund’s weekly liquid assets fall below a certain threshold. The Board believes that this result is in the best interests of the Fund and its shareholders.

The changes to the Fund are expected to be fully implemented by May 1, 2016, prior to the final compliance dates for the new rules; however, it is anticipated that the Fund’s subadviser, BlackRock Advisors, LLC, will begin immediately to gradually implement changes to the Fund’s portfolio in order to provide the most efficient transition. As a result, it is expected that the Fund gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new allocation on or about May 1, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it should be expected that the Fund’s yield will decrease as more assets are invested in government securities.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Morgan Stanley Global Real Estate Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Global Real Estate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$978.40	$6.28	1.28%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,018.45	$6.41	1.28%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United States	51.6%
Japan	10.9
Hong Kong	9.1
United Kingdom	7.6
Australia	5.2
France	2.9
Bermuda	2.4
Canada	2.1
Singapore	2.0
Germany	1.3
All other countries	3.9

Total Common Stocks	99.0
Rights	— ^
Securities Held as Collateral for Securities on Loan	7.8
Money Market	0.5

Total Investment Securities	107.3
Net other assets (liabilities)	(7.3)

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Diversified Real Estate Activities (14.4%):
428,900	CapitaLand, Ltd.	$1,113,572
129,000	Hang Lung Properties, Ltd.	381,785
109,104	Henderson Land Development Co., Ltd.	745,509
103,303	Kerry Properties, Ltd.	403,083
228,000	Mitsubishi Estate Co., Ltd.	4,898,783
176,000	Mitsui Fudosan Co., Ltd.	4,914,409
246	Mobimo Holding AG, Registered Shares^	50,102
787,423	New World Development Co., Ltd.	1,028,179
73,000	Sumitomo Realty & Development Co., Ltd.	2,559,063
361,544	Sun Hung Kai Properties, Ltd.	5,854,823
34,500	Tokyo Tatemono Co., Ltd.	477,937
90,310	UOL Group, Ltd.^	463,519
255,035	Wharf Holdings, Ltd. (The)	1,696,322

		24,587,086

Diversified REITs (12.3%):
55	Activia Properties, Inc.	465,844
194,107	British Land Co. plc	2,422,667
79,318	Cousins Properties, Inc.^	823,321
21,255	Crombie REIT	212,244
84,768	Dexus Property Group	474,182
33,541	Duke Realty Corp.	622,856
2,032	Fonciere des Regions SA	173,013
4,208	Gecina SA	519,485
256,582	GPT Group	841,537
76,055	Green REIT plc	124,387
207,530	Hibernia REIT plc	291,348
17	Hulic REIT, Inc.	24,204
7,662	ICADE	546,983
10	Kenedix Office Investment Corp.	50,145
144,596	Land Securities Group plc	2,733,113
753	Lexington Realty Trust^	6,385
26,100	Liberty Property Trust	840,942
418,941	Mirvac Group	596,781
11	Premier Investment Corp.^	60,518
19,880	Shaftesbury plc	271,001
275,880	Stockland Trust Group	866,880
49,351	STORE Capital Corp.^	991,955
43	Tokyu REIT, Inc.	53,175
432	United Urban Investment Corp.	610,713
63,481	Vornado Realty Trust	6,026,251
7,385	Wereldhave NV^	420,396

		21,070,326

Health Care Facilities (0.1%):
23,060	Extendicare, Inc.	139,786

Health Care REITs (3.3%):
11,876	HCP, Inc.	433,118
19,450	Health Care REIT, Inc.	1,276,504
12,706	Healthcare Realty Trust, Inc.	295,542
59,734	Senior Housing Properties Trust	1,048,332
42,107	Ventas, Inc.	2,614,424

		5,667,920

Hotel & Resort REITs (3.8%):
42,532	Chesapeake Lodging Trust	1,296,375

Shares		Fair Value
Common Stocks, continued
Hotel & Resort REITs, continued
264,150	Host Hotels & Resorts, Inc.^	$5,238,095

		6,534,470

Hotels, Resorts & Cruise Lines (2.4%):
47,281	Hilton Worldwide Holdings, Inc.*	1,302,592
34,396	Starwood Hotels & Resorts Worldwide, Inc.	2,789,171

		4,091,763

Industrial REITs (3.0%):
165,900	Ascendas Real Estate Investment Trust	302,751
3,175	DCT Industrial Trust, Inc.	99,822
404	GLP J-REIT^	385,711
251,458	Macquarie Goodman Group	1,213,144
212	Nippon Prologis REIT, Inc.	390,323
49,934	ProLogis, Inc.	1,852,551
19,324	Rexford Industrial Realty, Inc.^	281,744
97,446	SERGO plc	620,485

		5,146,531

Office REITs (9.1%):
6,290	Alexandria Real Estate Equities, Inc.	550,123
284,075	Beni Stabili SpA^	210,707
32,320	BioMed Realty Trust, Inc.	625,069
37,137	Boston Properties, Inc.	4,495,062
17,057	Brookfield Canada Office Properties	369,195
65,000	CapitaCommercial Trust	75,198
181,000	Champion REIT	99,332
13,840	Corporate Office Properties Trust	325,794
41	Daiwa Office Investment Corp.^	196,222
18,584	Derwent Valley Holdings plc	992,168
56,330	Douglas Emmett, Inc.^	1,517,530
82,250	Great Portland Estates plc	1,003,940
34,498	Hudson Pacific Properties, Inc.^	978,708
204	Japan Real Estate Investment Corp.	925,867
53,368	Mack-Cali Realty Corp.	983,572
337	Mori Hills REIT Investment Corp., C Shares	435,961
207	Nippon Building Fund, Inc.	905,756
267	ORIX JREIT, Inc.	384,464
24,668	Paramount Group, Inc.	423,303
6,755	Workspace Group plc	95,279

		15,593,250

Real Estate Development (0.6%):
2,485,087	BGP Holdings plc*(a) (b)	—
8,000	China Resources Land, Ltd.	25,761
3,200	Dalian Wanda Commercial Properties Co., Ltd., H Shares	25,601
176	Helical Bar plc	1,116
185,418	Sino Land Co., Ltd.	309,384
30,708	St. Modwen Properties plc	218,785
103,422	Urban & Civic plc	410,223

		990,870

Real Estate Operating Companies (11.3%):
46,058	Atrium European Real Estate, Ltd.	212,027
20,178	Atrium Ljungberg AB, B Shares^	264,205
62,508	BR Malls Participacoes SA	295,627
64,800	BR Properties SA	218,905

Continued

2

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
4,211	BUWOG-Bauen Und Wohnen Gesellschaft mbH^	$81,763
53,849	Capital & Counties Properties plc	367,802
497,118	Capital & Regional plc	449,027
10,353	Castellum AB	145,426
177,456	Citycon OYJ^	442,909
4,600	Daibiru Corp.	42,467
29,802	Deutsche Annington Immobilien SE	840,003
4,648	Deutsche Euroshop AG	204,021
29,068	Deutsche Wohnen AG	665,948
45,931	Entra ASA	427,856
19,230	Fabege AB	262,201
35,034	First Capital Realty, Inc.	501,608
20,636	Forest City Enterprises, Inc., Class A*	456,056
564,500	Global Logistic Properties, Ltd.	1,058,724
42,769	Grainger Trust plc	153,601
34,800	Hongkong Land Holdings, Ltd.	284,675
457,500	Hongkong Land Holdings, Ltd.	3,742,497
67,959	Hufvudstaden AB	826,683
16,300	Hulic Co., Ltd.	145,022
393,346	Hysan Development Co., Ltd.	1,699,437
47,438	Iguatemi Empresa de Shopping Centers SA	379,876
62,299	Investa Office Fund	181,480
5,180	LEG Immobilien AG	359,706
329,899	LXB Retail Properties plc	455,504
72,388	Norwegian Property ASA*	89,648
10,800	NTT Urban Development Corp.	107,410
21,783	Prime Office AG	103,687
14,741	PSP Swiss Property AG^	1,259,859
269,098	Quintain Estates & Development plc*	448,415
95,643	Sponda Oyj	353,353
399,050	Swire Properties, Ltd.	1,268,980
1,734	Swiss Prime Site AG	131,605
43,889	Unite Group plc	393,798

		19,321,811

Residential REITs (12.1%):
96	Advance Residence Investment^	235,067
31,916	AvalonBay Communities, Inc.^	5,102,411
12,457	Boardwalk REIT	564,894
42,361	Camden Property Trust	3,146,575
3,504	Canadian Apartment Properties REIT	77,443
22,084	Equity Lifestyle Properties, Inc.	1,161,177
101,519	Equity Residential Property Trust	7,123,589
5,588	Essex Property Trust, Inc.	1,187,450
13,127	Mid-America Apartment Communities, Inc.	955,777
88,630	WP Glimcher, Inc.	1,199,164

		20,753,547

Retail REITs (23.2%):
13,084	Acadia Realty Trust	380,875
7,203	Calloway REIT	166,809
163,200	CapitaMall Trust	260,000
6,720	DDR Corp.	103,891
8,402	Equity One, Inc.^	196,103
14,825	Eurocommercial Properties NV	619,716
2,377	Federal Realty Investment Trust	304,470

Shares or Principal Amount		Fair Value
Common Stocks, continued
Retail REITs, continued
173,752	Federation Centres	$390,708
13	Frontier Real Estate Investment Corp.	58,162
125,107	General Growth Properties, Inc.	3,210,246
118,315	Hammerson plc	1,145,527
201	Japan Retail Fund Investment Corp.	402,027
97,650	Kimco Realty Corp.	2,201,031
16,449	Klepierre	722,828
126,922	Liberty International plc	612,984
346,715	Link REIT (The)	2,028,220
12,600	Macerich Co. (The)	939,960
1,200	Mercialys SA	26,775
31,913	National Retail Properties, Inc.^	1,117,274
6,077	Realty Income Corp.^	269,758
45,653	Regency Centers Corp.	2,692,614
72,897	RioCan REIT	1,562,661
764,672	Scentre Group	2,208,083
34,200	Shopping Centres Australasia Property Group*	56,194
62,757	Simon Property Group, Inc.	10,858,217
146,900	SPH REIT	113,982
56,072	Tanger Factory Outlet Centers, Inc.	1,777,482
11,430	Unibail-Rodamco SE	2,899,962
17,866	Urban Edge Properties	371,434
297,262	Westfield Corp.	2,074,941

		39,772,934

Specialized REITs (3.4%):
11,990	CubeSmart	277,688
12,076	LaSalle Hotel Properties^	428,215
23,887	Public Storage, Inc.	4,404,046
29,056	Safestore Holdings, Ltd.	128,893
6,408	Sovran Self Storage, Inc.	556,919
1	Sunstone Hotel Investors, Inc.	15

		5,795,776

Total Common Stocks (Cost $122,902,103)		169,466,070

Rights (0.0%):
Real Estate Operating Companies (0.0%):
163,170	Citycon OYJ*	17,916
25,092	Deutsche Annington Immobilien SE*	38,338

		56,254

Total Rights (Cost $—)		56,254

Securities Held as Collateral for Securities on Loan (7.8%):
$13,255,043	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	13,255,043

Total Securities Held as Collateral for Securities on Loan (Cost $13,255,043)		13,255,043

Unaffiliated Investment Company (0.5%):
839,415	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	839,415

Total Unaffiliated Investment Company (Cost $839,415)		839,415

Total Investment Securities (Cost $136,996,561)(e) — 107.3%		183,616,782
Net other assets (liabilities) — (7.3%)		(12,502,687)

Net Assets — 100.0%		$171,114,095

Continued

3

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2015.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $12,888,349.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2015. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(d)	The rate represents the effective yield at June 30, 2015.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Australia	4.8%
Austria	—	%NM
Belize	0.1%
Bermuda	2.2%
Brazil	0.4%
Canada	2.0%
China	—	%NM
Finland	0.4%
France	2.7%
Germany	1.2%
Hong Kong	8.5%
Ireland	0.2%
Italy	0.1%
Japan	10.2%
Jersey	0.1%
Netherlands	0.6%
Norway	0.3%
Singapore	1.8%
Sweden	0.8%
Switzerland	0.8%
United Kingdom	7.0%
United States	55.8%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

4

AZL Morgan Stanley Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$136,996,561

Investment securities, at value*	$183,616,782
Interest and dividends receivable	556,936
Foreign currency, at value (cost $623,404)	621,621
Receivable for investments sold	289,885
Reclaims receivable	25,004
Prepaid expenses	296

Total Assets	185,110,524

Liabilities:
Payable for investments purchased	433,913
Payable for capital shares redeemed	84,071
Payable for collateral received on loaned securities	13,255,043
Manager fees payable	129,839
Administration fees payable	6,775
Distribution fees payable	36,066
Custodian fees payable	41,259
Administrative and compliance services fees payable	165
Trustee fees payable	1,096
Other accrued liabilities	8,202

Total Liabilities	13,996,429

Net Assets	$171,114,095

Net Assets Consist of:
Capital	$146,927,413
Accumulated net investment income/(loss)	7,500,960
Accumulated net realized gains/(losses) from investment transactions	(29,932,318)
Net unrealized appreciation/(depreciation) on investments	46,618,040

Net Assets	$171,114,095

Shares of beneficial interest (unlimited number of shares authorized, no par value)	15,748,203
Net Asset Value (offering and redemption price per share)	$10.87

*	Includes securities on loan of $12,888,349.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$4,226,709
Income from securities lending	22,128
Foreign withholding tax	(116,609)

Total Investment Income	4,132,228

Expenses:
Manager fees	823,793
Administration fees	38,693
Distribution fees	228,831
Custodian fees	66,746
Administrative and compliance services fees	1,021
Trustee fees	4,117
Professional fees	4,496
Shareholder reports	4,336
Other expenses	2,170

Total expenses	1,174,203

Net Investment Income/(Loss)	2,958,025

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,185,670
Change in net unrealized appreciation/depreciation on investments	(12,556,428)

Net Realized/Unrealized Gains/(Losses) on Investments	(6,370,758)

Change in Net Assets Resulting From Operations	$(3,412,733)

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Morgan Stanley Global Real Estate Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,958,025	$3,152,774
Net realized gains/(losses) on investment transactions	6,185,670	9,054,212
Change in unrealized appreciation/depreciation on investments	(12,556,428)	12,055,284

Change in net assets resulting from operations	(3,412,733)	24,262,270

Dividends to Shareholders:
From net investment income	—	(1,799,384)

Change in net assets resulting from dividends to shareholders	—	(1,799,384)

Capital Transactions:
Proceeds from shares issued	4,586,200	9,900,160
Proceeds from dividends reinvested	—	1,799,384
Value of shares redeemed	(17,951,002)	(28,066,128)

Change in net assets resulting from capital transactions	(13,364,802)	(16,366,584)

Change in net assets	(16,777,535)	6,096,302
Net Assets:
Beginning of period	187,891,630	181,795,328

End of period	$171,114,095	$187,891,630

Accumulated net investment income/(loss)	$7,500,960	$4,542,935

Share Transactions:
Shares issued	395,922	937,179
Dividends reinvested	—	168,324
Shares redeemed	(1,557,806)	(2,641,321)

Change in shares	(1,161,884)	(1,535,818)

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Global Real Estate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$11.11		$9.86	$9.99	$7.82	$8.99	$7.57

Investment Activities:
Net Investment Income/(Loss)	0.21		0.18	0.16	0.16	0.13	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	(0.45)		1.17	0.14	2.16	(1.02)	1.34

Total from Investment Activities	(0.24)		1.35	0.30	2.32	(0.89)	1.57

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	(0.43)	(0.15)	(0.28)	(0.15)

Total Dividends	—		(0.10)	(0.43)	(0.15)	(0.28)	(0.15)

Net Asset Value, End of Period	$10.87		$11.11	$9.86	$9.99	$7.82	$8.99

Total Return(a)	(2.16	)%(b)	13.77%	3.02%	29.86%	(9.94)%	20.86%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$171,114		$187,892	$181,795	$183,841	$168,465	$185,485
Net Investment Income/(Loss)(c)	3.23%		1.67%	1.43%	1.69%	1.44%	2.91%
Expenses Before Reductions(c) (d)	1.28%		1.29%	1.29%	1.34%	1.35%	1.35%
Expenses Net of Reductions(c)	1.28%		1.28%	1.29%	1.34%	1.35%	1.34%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.28%		1.28%	1.28%	1.34%	1.35%	1.35%
Portfolio Turnover Rate	13	%(b)	32%	29%	34%	23%	27%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.

See accompanying notes to the financial statements.

7

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $15.1 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,180 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Morgan Stanley Global Real Estate Fund	0.90%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

9

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,003 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

During the period ended June 30, 2015, the Fund paid approximately $226 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy. The valuation of these international equity securities may represent a transfer between input levels.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stocks
Diversified Real Estate Activities	$—	$24,587,086	$—		$24,587,086
Diversified REITs	9,523,954	11,546,372	—		21,070,326
Industrial REITs	2,234,117	2,912,414	—		5,146,531
Office REITs	10,268,356	5,324,894	—		15,593,250
Real Estate Development	—	990,870	—	^	990,870
Real Estate Operating Companies	1,852,072	17,469,739	—		19,321,811
Residential REITs	20,518,480	235,067	—		20,753,547

10

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3		Total

Retail REITs	$26,209,019	$13,563,915	$—		$39,772,934
Specialized REITs	5,666,883	128,893	—		5,795,776
All Other Common Stocks+	16,433,939	—	—		16,433,939
Rights	—	56,254	—		56,254
Securities Held as Collateral for Securities on Loan	—	13,255,043	—		13,255,043
Unaffiliated Investment Company	839,415	—	—		839,415

Total Investment Securities	$93,546,235	$90,070,547	$—	^	$183,616,782

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures are presented when there are significant Level 3 investments at the end of the period.

For the period ended June 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. There were significant total transfers from Level 1 to Level 2 and from Level 2 to Level 1 during the reporting period. Level 1 securities were valued using quoted prices from stock exchanges. Level 2 securities were valued using fair valuation methodologies. These transfers were as follows:

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2	Total Transfers*
AZL Morgan Stanley Global Real Estate Fund	$894,408	$3,768,097	$4,662,505

*	Represents 2.72% of net assets as of June 30, 2015.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Global Real Estate Fund	$24,325,919	$36,433,160

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2015 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

BGP Holdings plc	8/21/09	$—	$2,485,087	$—	—%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

11

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $149,268,267. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$50,240,853
Unrealized depreciation	(15,892,338)

Net unrealized appreciation/(depreciation)	$34,348,515

As of the end of its tax year ended December 31, 2014, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL Morgan Stanley Global Real Estate Fund	$25,142,640

During the year ended December 31, 2014, the Fund utilized $5,673,295 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Global Real Estate Fund	$1,799,384	$—	$1,799,384

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Global Real Estate Fund	$6,496,150	$—	$(25,142,640)	$46,245,905	$27,599,415

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Morgan Stanley Mid Cap Growth Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Mid Cap Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,023.60	$5.52	1.10%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	34.1%
Health Care	19.8
Consumer Discretionary	16.8
Industrials	8.7
Financials	5.8
Consumer Staples	5.7
Private Placements	4.7

Total Common Stocks and Private Placements	95.6
Securities Held as Collateral for Securities on Loan	26.6
Money Market	4.6

Total Investment Securities	126.8
Net other assets (liabilities)	(26.8)

Net Assets	100.0%

1

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (90.9%):
Aerospace & Defense (1.0%):
20,418	TransDigm Group, Inc.*^	$4,587,312

Air Freight & Logistics (0.5%):
46,442	XPO Logistics, Inc.*	2,098,250

Automobiles (4.6%):
75,902	Tesla Motors, Inc.*^	20,361,471

Beverages (1.1%):
37,618	Monster Beverage Corp.*	5,041,564

Biotechnology (1.7%):
23,458	Alnylam Pharmaceuticals, Inc.*	2,811,911
2,959	Intercept Pharmaceuticals, Inc.*	714,243
201,532	Ironwood Pharmaceuticals, Inc.*^	2,430,476
29,580	Seattle Genetics, Inc.*^	1,431,672

		7,388,302

Commercial Services & Supplies (1.0%):
33,287	Stericycle, Inc.*^	4,457,462

Communications Equipment (1.1%):
28,537	Palo Alto Networks, Inc.*^	4,985,414

Diversified Financial Services (5.8%):
126,829	McGraw-Hill Cos., Inc. (The)	12,739,973
214,181	MSCI, Inc., Class A^	13,182,841

		25,922,814

Electrical Equipment (0.5%):
39,962	Solarcity Corp.*^	2,139,965

Food Products (4.6%):
97,815	Keurig Green Mountain, Inc.^	7,495,563
141,232	Mead Johnson Nutrition Co.^	12,741,951

		20,237,514

Health Care Equipment & Supplies (3.9%):
35,788	Intuitive Surgical, Inc.*^	17,339,286

Health Care Technology (2.6%):
101,034	athenahealth, Inc.*^	11,576,476

Hotels, Restaurants & Leisure (5.3%):
3,045	Chipotle Mexican Grill, Inc.*^	1,842,195
214,468	Dunkin’ Brands Group, Inc.^	11,795,740
55,548	Panera Bread Co., Class A*^	9,708,124

		23,346,059

Internet & Catalog Retail (3.0%):
344,213	Groupon, Inc.*^	1,731,391
28,467	TripAdvisor, Inc.*^	2,480,615
176,342	Vipshop Holdings, Ltd., ADR*^	3,923,610
90,934	Zalando SE*	3,035,797
154,098	zulily, Inc., Class A*^	2,009,438

		13,180,851

Internet Software & Services (14.6%):
97,244	Autohome, Inc., ADR*^	4,914,711
261,270	LendingClub Corp.*^	3,853,733
88,560	LinkedIn Corp., Class A*	18,299,152
33,668	MercadoLibre, Inc.^	4,770,756
454,539	Twitter, Inc.*^	16,463,403
50,900	Yelp, Inc.*^	2,190,227
201,020	Youku.com, Inc., ADR*^	4,931,021

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
105,387	Zillow Group, Inc., Class A*^	$9,141,268

		64,564,271

IT Services (4.7%):
67,800	FleetCor Technologies, Inc.*^	10,580,868
119,654	Gartner, Inc.*^	10,263,920

		20,844,788

Life Sciences Tools & Services (5.7%):
115,951	Illumina, Inc.*^	25,319,060

Machinery (0.9%):
89,797	Colfax Corp.*^	4,144,132

Media (0.7%):
206,211	Pandora Media, Inc.*^	3,204,519

Pharmaceuticals (5.9%):
159,029	Endo International plc*	12,666,660
276,615	Zoetis, Inc.	13,338,375

		26,005,035

Professional Services (4.8%):
77,512	IHS, Inc., Class A*^	9,970,369
153,323	Verisk Analytics, Inc., Class A*^	11,155,781

		21,126,150

Software (13.2%):
226,884	FireEye, Inc.*^	11,096,896
38,692	NetSuite, Inc.*^	3,549,991
146,866	ServiceNow, Inc.*^	10,913,612
213,870	Splunk, Inc.*^	14,889,629
45,107	Tableau Software, Inc., Class A*^	5,200,837
151,155	Workday, Inc., Class A*^	11,546,730
535,853	Zynga, Inc.*^	1,532,540

		58,730,235

Technology Hardware, Storage & Peripherals (0.5%):
59,216	3D Systems Corp.*^	1,155,896
20,586	Stratasys, Ltd.*^	719,069

		1,874,965

Textiles, Apparel & Luxury Goods (3.2%):
90,746	Lululemon athletica, Inc.*^	5,925,714
140,425	Michael Kors Holdings, Ltd.*^	5,910,488
31,596	Under Armour, Inc., Class A*	2,636,370

		14,472,572

Total Common Stocks (Cost $314,969,054)		402,948,467

Private Placements (4.7%):
Internet & Catalog Retail (1.2%):
37,815	Flipkart, Preferred Series D(a)(b)	5,378,806
33,446	Peixe Urbano, Inc.*(a)(b)	14,382

		5,393,188

Internet Software & Services (3.5%):
76,914	Airbnb, Inc., Series D Preferred(a)(b)	6,513,077
245,606	Dropbox, Inc.*(a)(b)	4,079,516
229,712	Palantir Technologies, Inc., Series G Preferred*(a)(b)	1,977,820
67,672	Palantir Technologies, Inc., Series H Preferred(a)(b)	582,656

Continued

2

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Private Placements, continued
Internet Software & Services, continued
67,672	Palantir Technologies, Inc., Series H-1 Preferred(a)(b)	$582,656
116,948	Survey Monkey*(a)(b)	1,917,947

		15,653,672

Transportation Infrastructure (0.0%):
818,433	Better Place LLC, Preferred(a)(b)	—

Total Private Placements (Cost $12,470,580)		21,046,860

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (26.6%):
$117,789,136	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	$117,789,136

Total Securities Held as Collateral for Securities on Loan (Cost $117,789,136)		117,789,136

Unaffiliated Investment Company (4.6%):
20,539,439	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	20,539,439

Total Unaffiliated Investment Company (Cost $20,539,439)		20,539,439

Total Investment Securities (Cost $465,768,209)(e) — 126.8%		562,323,902
Net other assets (liabilities) — (26.8)%		(118,915,647)

Net Assets — 100.0%		$443,408,255

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $116,649,126.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 4.75% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2015. The total of all such securities represent 4.75% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(d)	The rate represents the effective yield at June 30, 2015.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

3

AZL Morgan Stanley Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$465,768,209

Investment securities, at value*	$562,323,902
Interest and dividends receivable	128,571
Prepaid expenses	707

Total Assets	562,453,180

Liabilities:
Payable for capital shares redeemed	819,387
Payable for collateral received on loaned securities	117,789,136
Manager fees payable	298,898
Administration fees payable	11,374
Distribution fees payable	93,436
Custodian fees payable	5,040
Administrative and compliance services fees payable	504
Trustee fees payable	3,380
Other accrued liabilities	23,770

Total Liabilities	119,044,925

Net Assets	$443,408,255

Net Assets Consist of:
Capital	$272,264,341
Accumulated net investment income/(loss)	(1,685,881)
Accumulated net realized gains/(losses) from investment transactions	76,274,102
Net unrealized appreciation/(depreciation) on investments	96,555,693

Net Assets	$443,408,255

Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,576,572
Net Asset Value (offering and redemption price per share)	$17.34

*	Includes securities on loan of $116,649,126.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$548,527
Interest	43
Income from securities lending	309,738
Foreign tax reclaims received	111

Total Investment Income	858,419

Expenses:
Manager fees	1,844,138
Administration fees	60,576
Distribution fees	576,886
Custodian fees	9,329
Administrative and compliance services fees	3,424
Trustee fees	13,717
Professional fees	15,017
Shareholder reports	15,999
Other expenses	5,214

Total expenses	2,544,300

Net Investment Income/(Loss)	(1,685,881)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	12,888,118
Change in net unrealized appreciation/depreciation on investments	379,869

Net Realized/Unrealized Gains/(Losses) on Investments	13,267,987

Change in Net Assets Resulting From Operations	$11,582,106

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Morgan Stanley Mid Cap Growth Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(1,685,881)	$(2,065,067)
Net realized gains/(losses) on investment transactions	12,888,118	65,527,998
Change in unrealized appreciation/depreciation on investments	379,869	(59,837,454)

Change in net assets resulting from operations	11,582,106	3,625,477

Dividends to Shareholders:
From net realized gains	—	(45,641,605)

Change in net assets resulting from dividends to shareholders	—	(45,641,605)

Capital Transactions:
Proceeds from shares issued	6,179,793	19,882,292
Proceeds from dividends reinvested	—	45,641,605
Value of shares redeemed	(45,450,652)	(86,164,729)

Change in net assets resulting from capital transactions	(39,270,859)	(20,640,832)

Change in net assets	(27,688,753)	(62,656,960)
Net Assets:
Beginning of period	471,097,008	533,753,968

End of period	$443,408,255	$471,097,008

Accumulated net investment income/(loss)	$(1,685,881)	$—

Share Transactions:
Shares issued	353,408	1,108,483
Dividends reinvested	—	2,636,719
Shares redeemed	(2,592,870)	(4,815,902)

Change in shares	(2,239,462)	(1,070,700)

See accompanying notes to the financial statements.

5

AZL Morgan Stanley Mid Cap Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited	)
Net Asset Value, Beginning of Period	$16.94		$18.48	$13.73	$13.32	$14.31	$10.80

Investment Activities:
Net Investment Income/(Loss)	(0.07)		(0.07)	(0.05)	0.08	(0.04)	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.47		0.26	5.34	1.02	(0.90)	3.50

Total from Investment Activities	0.40		0.19	5.29	1.10	(0.94)	3.51

Dividends to Shareholders From:
Net Investment Income	—		—	(0.08)	—	(0.05)	—
Net Realized Gains	—		(1.73)	(0.46)	(0.69)	—	—

Total Dividends	—		(1.73)	(0.54)	(0.69)	(0.05)	—

Net Asset Value, End of Period	$17.34		$16.94	$18.48	$13.73	$13.32	$14.31

Total Return(a)	2.36	%(b)	0.82%	38.94%	8.36%	(6.57)%	32.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$443,408		$471,097	$533,754	$413,777	$375,663	$456,423
Net Investment Income/(Loss)(c)	(0.73)%		(0.41)%	(0.32)%	0.62%	(0.20)%	0.07%
Expenses Before Reductions(c) (d)	1.10%		1.10%	1.11%	1.13%	1.14%	1.15%
Expenses Net of Reductions(c)	1.10%		1.10%	1.10%	1.12%	1.12%	1.09%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.10%		1.10%	1.11%	1.13%	1.13%	1.10%
Portfolio Turnover Rate	8	%(b)	46%	49%	32%	32%	42%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when

7

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $124.7 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $30,611 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Morgan Stanley Mid Cap Growth Fund	0.85%	1.30%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.85%, the next $150 million at 0.80%, the next $250 million at 0.775% and above $500 million at 0.75%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

8

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,520 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Internet & Catalog Retail	$10,145,054	$3,035,797	$—	$13,180,851
All Other Common Stocks+	389,767,616	—	—	389,767,616
Private Placements+	—	—	21,046,860	21,046,860
Securities Held as Collateral for Securities on Loan	—	117,789,136	—	117,789,136
Unaffiliated Investment Company	20,539,439	—	—	20,539,439

Total Investment Securities	$420,452,109	$120,824,933	$21,046,860	$562,323,902

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

9

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at June 30, 2015	Valuation Basis at June 30, 2015	Valuation Technique(s)	Unobservable input(s)	Range
Investment Securities:
Private Placements:
Internet & Catalog Retail
Flipkart, Preferred Series D	$5,378,806	Market Approach	Market Transaction Method	Proposed Transaction of Preferred Stock	N/A
Peixe Urbano, Inc.	14,382	Market Approach	Asset Approach	Net Tangible Assets	N/A
Internet Software & Services
Airbnb, Inc., Series D Preferred	6,513,077	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	15%-17%
				Perpetual Growth Rate	3%-4%
			Market Comparable Companies	Enterprise Value/Revenue	10.2x-15.5x
				Discount for Lack of Marketability	15%
Dropbox, Inc.	4,079,516	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%
				Perpetual Growth Rate	2.5%-3.5%
			Market Comparable Companies	Enterprise Value/Revenue	6.9x-13.5x
				Discount for Lack of Marketability	15%
Palantir Technologies, Inc., Series G	1,977,820	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-17.5%
				Perpetual Growth Rate	2.5%-3.5%
			Market Comparable Companies	Enterprise Value/Revenue	11.4x-17.0x
				Discount for Lack of Marketability	15%
Palantir Technologies, Inc., Series H Preferred	582,656	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-17.5%
				Perpetual Growth Rate	2.5%-3.5%
			Market Comparable Companies	Enterprise Value/Revenue	11.4x-17.0x
				Discount for Lack of Marketability	15%
Palantir Technologies, Inc., Series H-1 Preferred	582,656	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-17.5%
				Perpetual Growth Rate	2.5%-3.5%
			Market Comparable Companies	Enterprise Value/Revenue	11.4x-17.0x
				Discount for Lack of Marketability	15%
Survey Monkey	1,917,947	Market Approach	Discounted Cash Flow	Weighted Average Cost of Capital	16%-18%
				Perpetual Growth Rate	3%-4%
			Market Comparable Companies	Enterprise Value/Revenue	4.4x-11.6x
				Discount for Lack of Marketability	15%

Total Investment Securities	$21,046,860

Private Placements
Balance as of December 31, 2014	$17,963,254
Change in Unrealized Appreciation/Depreciation*	3,083,606
Net Realized Gain (Loss)	—
Gross Purchases	—
Gross Sales	—

Balance as of June 30, 2015	$21,046,860

*	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on June 30, 2015.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Mid Cap Growth Fund	$36,774,926	$87,234,296

10

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2015 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D Preferred	4/16/14	$3,131,402	$76,914	$6,513,078	1.47%
Better Place LLC, Preferred	1/25/10	2,046,081	818,433	—	—%
Dropbox, Inc.	5/1/12	2,222,513	245,606	4,079,516	0.92%
Flipkart, Preferred	10/4/13	867,741	37,815	5,378,806	1.21%
Palantir Technologies, Inc., Series G Preferred	7/19/12	702,919	229,712	1,977,820	0.45%
Palantir Technologies, Inc., Series H Preferred	10/25/13	237,529	67,672	582,656	0.13%
Palantir Technologies, Inc., Series H-1 Preferred	10/25/13	237,529	67,672	582,656	0.13%
Peixe Urbano, Inc.	12/2/11	1,101,072	33,446	14,382	0.00%
Survey Monkey	11/25/14	1,923,795	116,948	1,917,947	0.43%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $471,598,210. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$134,072,913
Unrealized depreciation	(43,347,221)

Net unrealized appreciation/(depreciation)	$90,725,692

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Mid Cap Growth Fund	$7,571,845	$38,069,760	$45,641,605

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Mid Cap Growth Fund	$882,844	$67,973,206	$—	$90,705,758	$159,561,808

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

11

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

9. Subsequent Events

At its meeting on June 16, 2015, the Board of Trustees considered and approved changes proposed by the Fund’s Manager, Allianz Investment Management LLC, to the name and principal investment strategies of the AZL Morgan Stanley Mid Cap Growth Fund. As a result of these changes, the Fund will add a second subadviser and be re-named the AZL Multi-Manager Mid Cap Growth Fund. Accordingly, the following changes will be made to the Fund’s prospectus, effective on or about November 20, 2015:

The Fund seeks to achieve its goal by investing in a combination of two subportfolios, or strategies, one of which is subadvised by J.P. Morgan Investment Management Inc., and the other of which is subadvised by Morgan Stanley Investment Management, Inc. The Manager generally makes equal allocations (approximately 50%) of the Fund’s assets to each of the strategies. The investment results of the individual strategies will vary. The percentage allocations to the strategies will be monitored daily by the Manager and will generally not exceed plus or minus 3% of 50%. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® NFJ International Value Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL NFJ International Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL NFJ International Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL NFJ International Value Fund	$1,000.00	$1,017.40	$5.95	1.24%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL NFJ International Value Fund	$1,000.00	$1,018.89	$5.96	1.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	31.6%
Consumer Discretionary	13.9
Materials	11.0
Industrials	9.7
Energy	7.5
Telecommunication Services	5.6
Information Technology	5.6
Health Care	5.0
Utilities	3.7
Consumer Staples	3.3

Total Common Stocks and Preferred Stocks	96.9
Securities Held as Collateral for Securities on Loan	12.1
Money Market	3.3

Total Investment Securities	112.3
Net other assets (liabilities)	(12.3)

Net Assets	100.0%

1

AZL NFJ International Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (94.7%):
Aerospace & Defense (2.1%):
101,550	BAE Systems plc, ADR	$2,880,974

Auto Components (1.2%):
29,600	Magna International, Inc., ADR	1,660,264

Automobiles (3.2%):
216,850	Isuzu Motors, Ltd.	2,845,840
40,100	Tata Motors, Ltd., ADR	1,382,247

		4,228,087

Banks (17.9%):
90,300	Australia & New Zealand Banking Group, Ltd., ADR ^	2,235,828
227,904	Banco Bradesco SA, ADR	2,087,601
1,613,100	Bank Rakyat Indonesia	1,246,056
791,100	BOC Hong Kong Holdings, Ltd.	3,289,747
3,222,000	China Construction Bank	2,927,020
93,397	DnB NOR ASA	1,556,751
118,900	ICICI Bank, Ltd., ADR	1,238,938
661,400	Mizuho Financial Group, Inc.	1,426,368
220,000	Nordea Bank AB	2,740,767
54,400	Toronto-Dominion Bank (The)^	2,312,544
75,500	United Overseas Bank, Ltd., ADR	2,599,843

		23,661,463

Capital Markets (0.9%):
514,346	Man Group plc	1,267,371

Chemicals (1.7%):
131,400	Israel Chemicals, Ltd.	918,587
24,000	Methanex Corp.	1,335,840

		2,254,427

Construction Materials (1.9%):
750,000	Anhui Conch Cement Co., Ltd.	2,617,118

Containers & Packaging (1.2%):
59,797	Smurfit Kappa Group plc	1,643,648

Diversified Telecommunication Services (1.0%):
226,000	TeliaSonera AB	1,330,223

Electric Utilities (2.1%):
140,404	Korea Electric Power Corp., ADR^	2,858,625

Electronic Equipment, Instruments & Components (1.5%):
454,100	AU Optronics Corp., ADR^	2,025,286

Energy Equipment & Services (0.8%):
16,736	Technip-Coflexip SA	1,036,489

Household Durables (2.8%):
118,615	Persimmon plc*	3,685,679

Household Products (1.0%):
54,600	Svenska Cellulosa AB, ADR^	1,395,576

Industrial Conglomerates (5.0%):
423,700	Keppel Corp., Ltd.	2,582,926
121,160	Koc Holding AS, ADR	2,819,393
12,866	Siemens AG, Registered Shares	1,295,505

		6,697,824

Insurance (11.3%):
362,811	AEGON NV	2,663,532
109,118	AXA SA	2,749,462

Shares		Fair Value
Common Stocks, continued
Insurance, continued
25,900	Axis Capital Holdings, Ltd.	$1,382,283
154,800	Manulife Financial Corp.^	2,877,732
101,300	T&D Holdings, Inc.	1,509,174
131,000	Zurich Insurance Group AG, ADR	3,982,400

		15,164,583

IT Services (1.0%):
17,981	Atos Origin SA	1,345,091

Machinery (0.9%):
60,200	Komatsu, Ltd.	1,206,541

Media (1.2%):
100,821	British Sky Broadcasting Group plc	1,644,275

Metals & Mining (6.2%):
794,000	Kobe Steel, Ltd.	1,335,549
516,100	Norsk Hydro ASA	2,175,908
48,500	Rio Tinto plc, Registered Shares, ADR^	1,998,685
180,000	Sumitomo Metal & Mining Co., Ltd.	2,737,408

		8,247,550

Multiline Retail (2.4%):
187,650	Marks & Spencer Group plc, ADR	3,167,532

Multi-Utilities (1.6%):
525,900	Centrica plc	2,182,986

Oil, Gas & Consumable Fuels (6.7%):
1,037,418	Beach Energy, Ltd.	835,210
44,300	LUKOIL, ADR	1,989,513
58,500	Royal Dutch Shell plc, ADR	3,335,085
77,000	Sasol, Ltd., ADR	2,853,620

		9,013,428

Pharmaceuticals (5.0%):
27,600	Sanofi-Aventis SA	2,722,582
69,400	Teva Pharmaceutical Industries, Ltd., ADR	4,101,540

		6,824,122

Real Estate Management & Development (1.5%):
143,500	CK Hutchison Holdings, Ltd.	2,104,317

Semiconductors & Semiconductor Equipment (2.3%):
133,800	Taiwan Semiconductor Manufacturing Co., Ltd., ADR^	3,038,598

Software (0.8%):
25,600	Open Text Corp.	1,037,568

Textiles, Apparel & Luxury Goods (1.0%):
1,113,000	Belle International Holdings, Ltd.	1,281,356

Tobacco (2.3%):
64,700	Imperial Tobacco Group plc	3,123,072

Trading Companies & Distributors (1.7%):
8,600	Mitsui & Co., Ltd., ADR	2,337,050

Wireless Telecommunication Services (4.6%):
113,200	America Movil SAB de C.V., Series L, ADR^	2,412,292
222,800	China Mobile, Ltd.	2,849,515
41,400	KDDI Corp.	995,786

		6,257,593

Total Common Stocks (Cost $119,424,460)		127,218,716

Continued

2

AZL NFJ International Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares or Principal Amount		Fair Value
Preferred Stock (2.1%):
Automobiles (2.1%):
12,200	Volkswagen AG, Preferred Shares^	$2,827,793

Total Preferred Stock (Cost $2,504,340)		2,827,793

Securities Held as Collateral for Securities on Loan (12.1%):
$16,251,469	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	16,251,469

Total Securities Held as Collateral for Securities on Loan (Cost $16,251,469)		16,251,469

Unaffiliated Investment Company (3.3%):
4,497,598	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	4,497,598

Total Unaffiliated Investment Company (Cost $4,497,598)		4,497,598

Total Investment Securities (Cost $142,677,867)(c) — 112.3%		150,795,576
Net other assets (liabilities) — (12.3)%		(16,463,479)

Net Assets — 100.0%		$134,332,097

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American	Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $13,041,560.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Australia	2.0%
Bermuda	0.9%
Brazil	1.4%
Canada	6.1%
Cayman Islands	2.2%
China	3.7%
France	5.2%
Germany	2.8%
Hong Kong	4.1%
India	1.7%
Indonesia	0.8%
Ireland (Republic of)	1.1%
Israel	3.3%
Japan	9.6%
Korea, Republic Of	1.9%

Country	Percentage
Mexico	1.6%
Netherlands	1.8%
Norway	2.5%
Russian Federation	1.3%
Singapore	3.4%
South Africa	1.9%
Sweden	3.6%
Switzerland	2.6%
Taiwan	2.0%
Taiwan, Province Of China	1.3%
Turkey	1.9%
United Kingdom	15.5%
United States	13.8%

100.0%

See accompanying notes to the financial statements.

3

AZL NFJ International Value Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$142,677,867

Investment securities, at value*	$150,795,576
Cash	5,779
Interest and dividends receivable	412,677
Foreign currency, at value (cost $27,152)	27,510
Receivable for capital shares issued	9,191
Reclaims receivable	46,163
Prepaid expenses	227

Total Assets	151,297,123

Liabilities:
Payable for investments purchased	564,075
Payable for capital shares redeemed	66
Payable for collateral received on loaned securities	16,251,469
Manager fees payable	101,589
Administration fees payable	4,614
Distribution fees payable	28,219
Custodian fees payable	10,039
Administrative and compliance services fees payable	95
Trustee fees payable	691
Other accrued liabilities	4,169

Total Liabilities	16,965,026

Net Assets	$134,332,097

Net Assets Consist of:
Capital	$117,421,037
Accumulated net investment income/(loss)	6,203,911
Accumulated net realized gains/(losses) from investment transactions	2,587,714
Net unrealized appreciation/(depreciation) on investments	8,119,435

Net Assets	$134,332,097

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,474,324
Net Asset Value (offering and redemption price per share)	$11.71

*	Includes securities on loan of $13,041,560.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$3,592,515
Income from securities lending	90,118
Foreign withholding tax	(174,072)

Total Investment Income	3,508,561

Expenses:
Manager fees	654,828
Administration fees	28,831
Distribution fees	181,897
Custodian fees	20,265
Administrative and compliance services fees	846
Trustee fees	3,376
Professional fees	6,561
Shareholder reports	783
Other expenses	1,758

Total expenses	899,145

Net Investment Income/(Loss)	2,609,416

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,103,276
Change in net unrealized appreciation/depreciation on investments	(1,097,410)

Net Realized/Unrealized Gains/(Losses) on Investments	1,005,866

Change in Net Assets Resulting From Operations	$3,615,282

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL NFJ International Value Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,609,416	$3,624,387
Net realized gains/(losses) on investment transactions	2,103,276	804,278
Change in unrealized appreciation/depreciation on investments	(1,097,410)	(12,424,092)

Change in net assets resulting from operations	3,615,282	(7,995,427)

Dividends to Shareholders:
From net investment income	—	(2,966,257)
From net realized gains	—	(6,108,872)

Change in net assets resulting from dividends to shareholders	—	(9,075,129)

Capital Transactions:
Proceeds from shares issued	3,967,034	10,293,690
Proceeds from dividends reinvested	—	9,075,129
Value of shares redeemed	(20,303,742)	(6,341,230)

Change in net assets resulting from capital transactions	(16,336,708)	13,027,589

Change in net assets	(12,721,426)	(4,042,967)
Net Assets:
Beginning of period	147,053,523	151,096,490

End of period	$134,332,097	$147,053,523

Accumulated net investment income/(loss)	$6,203,911	$3,594,495

Share Transactions:
Shares issued	342,113	809,014
Dividends reinvested	—	720,248
Shares redeemed	(1,648,589)	(481,517)

Change in shares	(1,306,476)	1,047,745

See accompanying notes to the financial statements.

5

AZL NFJ International Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$11.51		$12.88	$11.74	$12.14	$14.65	$13.70

Investment Activities:
Net Investment Income/(Loss)	0.26		0.28	0.25	0.19	0.53	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	(0.06	)*	(0.89)	1.11	2.14	(2.13)	1.15

Total from Investment Activities	0.20		(0.61)	1.36	2.33	(1.60)	1.30

Dividends to Shareholders From:
Net Investment Income	—		(0.25)	(0.22)	(0.35)	(0.36)	(0.09)
Net Realized Gains	—		(0.51)	—	(2.38)	(0.55)	(0.26)

Total Dividends	—		(0.76)	(0.22)	(2.73)	(0.91)	(0.35)

Net Asset Value, End of Period	$11.71		$11.51	$12.88	$11.74	$12.14	$14.65

Total Return(a)	1.74	%(b)	(5.26)%	11.66%	20.55%	(10.92)%	9.67%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$134,332		$147,054	$151,096	$135,156	$92,191	$167,175
Net Investment Income/(Loss)(c)	3.59%		2.35%	2.10%	2.25%	2.45%	2.01%
Expenses Before Reductions(c) (d)	1.24%		1.24%	1.23%	1.25%	1.24%	1.21%
Expenses Net of Reductions(c)	1.24%		1.24%	1.22%	1.24%	1.17%	1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.24%		1.24%	1.23%	1.25%	1.19%	1.11%
Portfolio Turnover Rate	28	%(b)	20%	24%	21%	43%	29%

*	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses.

See accompanying notes to the financial statements.

6

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL NFJ International Value Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $17.1 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,890 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with NFJ Investment Group LLC (“NFJ”), NFJ provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL NFJ International Value Fund	0.90%	1.45%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

8

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $801 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Aerospace & Defense	$2,880,974	$—	$2,880,974
Auto Components	1,660,264	—	1,660,264
Automobiles	1,382,247	2,845,840	4,228,087
Banks	10,474,754	13,186,709	23,661,463
Chemicals	1,335,840	918,587	2,254,427
Electric Utilities	2,858,625	—	2,858,625
Electronic Equipment, Instruments & Components	2,025,286	—	2,025,286
Household Products	1,395,576	—	1,395,576
Industrial Conglomerates	2,819,393	3,878,431	6,697,824

9

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Insurance	$8,242,415	$6,922,168	$15,164,583
Metals & Mining	1,998,685	6,248,865	8,247,550
Multiline Retail	3,167,532	—	3,167,532
Oil, Gas & Consumable Fuels	8,178,218	835,210	9,013,428
Pharmaceuticals	4,101,540	2,722,582	6,824,122
Semiconductors & Semiconductor Equipment	3,038,598	—	3,038,598
Software	1,037,568	—	1,037,568
Trading Companies & Distributors	2,337,050	—	2,337,050
Wireless Telecommunication Services	2,412,292	3,845,301	6,257,593
All Other Common Stocks+	—	24,468,166	24,468,166
Preferred Stock	—	2,827,793	2,827,793
Securities Held as Collateral for Securities on Loan	—	16,251,469	16,251,469
Unaffiliated Investment Company	4,497,598	—	4,497,598

Total Investment Securities	$65,844,455	$84,951,121	$150,795,576

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NFJ International Value Fund	$40,127,071	$53,349,775

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $142,775,618. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$16,321,565
Unrealized depreciation	(8,301,607)

Net unrealized appreciation/(depreciation)	$8,019,958

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL NFJ International Value Fund	$2,966,257	$6,108,872	$9,075,129

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

10

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL NFJ International Value Fund	$3,594,496	$671,205	$—	$9,030,077	$13,295,778

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2015, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Oppenheimer Discovery Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Oppenheimer Discovery Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Oppenheimer Discovery Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Oppenheimer Discovery Fund	$1,000.00	$1,113.10	$6.08	1.16%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Oppenheimer Discovery Fund	$1,000.00	$1,019.04	$5.81	1.16%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	26.8%
Health Care	24.2
Consumer Discretionary	19.4
Industrials	11.8
Financials	7.5
Consumer Staples	3.1
Energy	2.7
Materials	1.8

Total Common Stocks	97.3
Securities Held as Collateral for Securities on Loan	27.6
Money Market	2.9

Total Investment Securities	127.8
Net other assets (liabilities)	(27.8)

Net Assets	100.0%

1

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (0.7%):
26,270	Curtiss-Wright Corp.^	$1,902,999

Air Freight & Logistics (0.9%):
53,040	XPO Logistics, Inc.*^	2,396,347

Airlines (1.0%):
15,727	Allegiant Travel Co.^	2,797,519

Banks (4.5%):
66,830	Bank of the Ozarks, Inc.^	3,057,473
13,830	Pinnacle Financial Partners, Inc.	751,937
48,090	PrivateBancorp, Inc.^	1,914,944
22,580	Signature Bank*^	3,305,486
104,990	Western Alliance Bancorp*	3,544,462

		12,574,302

Beverages (0.5%):
5,870	Boston Beer Co., Inc. (The), Class A*^	1,361,781

Biotechnology (5.2%):
6,780	Bluebird Bio, Inc.*^	1,141,549
47,620	Celldex Theraputics, Inc.*^	1,200,976
40,170	Cepheid, Inc.*^	2,456,396
25,710	Dyax Corp.*^	681,315
34,050	Neurocrine Biosciences, Inc.*^	1,626,228
24,380	PTC Therapeutics, Inc.*^	1,173,409
7,950	Receptos, Inc.*^	1,510,898
47,400	Repligen Corp.*^	1,956,198
26,080	Ultragenyx Pharmaceutical, Inc.*^	2,670,331

		14,417,300

Building Products (4.9%):
80,120	A.O. Smith Corp.^	5,767,038
36,960	Apogee Enterprises, Inc.^	1,945,574
62,120	Continental Building Products, Inc.*	1,316,323
25,760	Lennox International, Inc.^	2,774,094
25,760	Masonite International Corp.*	1,806,034

		13,609,063

Capital Markets (0.6%):
39,954	HFF, Inc., Class A^	1,667,280

Commercial Services & Supplies (1.1%):
74,820	Mobile Mini, Inc.^	3,145,433

Construction Materials (1.1%):
26,120	CaesarStone Sdot-Yam, Ltd.	1,790,265
61,210	Headwaters, Inc.*^	1,115,246

		2,905,511

Containers & Packaging (0.7%):
63,370	Berry Plastics Group, Inc.*^	2,053,188

Diversified Consumer Services (1.6%):
76,004	Bright Horizons Family Solutions, Inc.*^	4,393,031

Diversified Financial Services (1.2%):
35,420	MarketAxess Holdings, Inc.^	3,285,913

Electronic Equipment, Instruments & Components (1.7%):
52,160	Cognex Corp.^	2,508,895
5,050	Fitbit, Inc., Class A*^	193,062
22,700	IPG Photonics Corp.*^	1,933,473

		4,635,430

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (0.6%):
95,120	Patterson-UTI Energy, Inc.^	$1,789,683

Food & Staples Retailing (0.5%):
33,440	Diplomat Pharmacy, Inc.*^	1,496,440

Food Products (2.1%):
41,850	Freshpet, Inc.*^	778,410
53,340	Hain Celestial Group, Inc.*^	3,512,973
12,648	J & J Snack Foods Corp.^	1,399,754

		5,691,137

Health Care Equipment & Supplies (6.1%):
47,850	Cantel Medical Corp.^	2,568,109
39,550	Cardiovascular Systems, Inc.*^	1,046,098
70,008	Dexcom, Inc.*^	5,599,239
37,900	Inogen, Inc.*^	1,690,340
68,230	K2M Group Holdings, Inc.*	1,638,885
68,700	Merit Medical Systems, Inc.*^	1,479,798
53,180	Spectranetics Corp. (The)*^	1,223,672
28,350	West Pharmaceutical Services, Inc.^	1,646,568

		16,892,709

Health Care Providers & Services (9.0%):
71,250	Acadia Healthcare Co., Inc.*^	5,581,012
53,090	Centene Corp.*^	4,268,436
57,420	ExamWorks Group, Inc.*^	2,245,122
54,260	HealthEquity, Inc.*	1,739,033
27,376	LifePoint Hospitals, Inc.*	2,380,343
71,820	Team Health Holdings, Inc.*	4,692,001
19,530	Teladoc, Inc.*	371,070
70,760	VCA Antech, Inc.*	3,849,698

		25,126,715

Health Care Technology (1.6%):
58,210	Omnicell, Inc.*^	2,195,099
19,940	Press Ganey Holdings, Inc.*	571,680
55,900	Veeva Systems, Inc., Class A*^	1,566,877

		4,333,656

Hotels Restaurants & Leisure (0.6%):
46,340	Dave & Buster’s Entertainment, Inc.*^	1,672,411

Hotels, Restaurants & Leisure (7.0%):
10,060	Bojangles’, Inc.*	240,032
18,890	Buffalo Wild Wings, Inc.*^	2,959,874
28,030	Fiesta Restaurant Group, Inc.*^	1,401,500
40,730	Jack in the Box, Inc.^	3,590,756
104,580	La Quinta Holdings, Inc.*^	2,389,653
36,200	Papa John’s International, Inc.^	2,737,082
56,980	Popeyes Louisiana Kitchen, Inc.*^	3,418,230
23,970	Wingstop, Inc.*	680,748
55,100	Zoe’s Kitchen, Inc.*^	2,255,794

		19,673,669

Internet & Catalog Retail (1.1%):
41,510	HSN, Inc.^	2,913,587

Internet Software & Services (3.5%):
19,920	comScore, Inc.*^	1,060,939
27,050	CoStar Group, Inc.*^	5,444,083
25,570	Demandware, Inc.*^	1,817,516

Continued

2

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
25,020	Shutterstock, Inc.*^	$1,467,173

		9,789,711

Life Sciences Tools & Services (1.0%):
30,040	ICON plc*^	2,021,692
20,810	INC Research Holdings, Inc., Class A*	834,897

		2,856,589

Machinery (3.2%):
50,020	Middleby Corp. (The)*	5,613,744
34,690	Wabtec Corp.^	3,269,186

		8,882,930

Multiline Retail (1.4%):
74,360	Burlington Stores, Inc.*	3,807,232

Oil, Gas & Consumable Fuels (2.1%):
41,830	Diamondback Energy, Inc.*^	3,153,145
42,590	Matador Resources Co.*^	1,064,750
25,900	PDC Energy, Inc.*^	1,389,276

		5,607,171

Pharmaceuticals (1.3%):
32,760	Akorn, Inc.*^	1,430,302
45,840	DepoMed, Inc.*^	983,726
24,000	Tetraphase Pharmaceuticals, Inc.*	1,138,560

		3,552,588

Real Estate Management & Development (0.6%):
38,750	Marcus & Millichap, Inc.*^	1,787,925

Semiconductors & Semiconductor Equipment (5.8%):
25,990	Ambarella, Inc.*	2,668,913
70,630	Cavium, Inc.*^	4,860,050
45,080	MA-COM Technology Solutions Holdings, Inc.*^	1,724,310
40,870	Microsemi Corp.*	1,428,407
105,600	Monolithic Power Systems, Inc.^	5,354,976

		16,036,656

Software (15.8%):
18,010	CyberArk Software, Ltd.*	1,131,388
25,020	Ellie Mae, Inc.*^	1,746,146
8,900	Globant SA*^	270,827
77,140	Guidewire Software, Inc.*^	4,083,020
61,140	HubSpot, Inc.*^	3,031,321

Shares or Principal Amount		Fair Value
Common Stocks, continued
Software, continued
35,210	Manhattan Associates, Inc.*^	$2,100,277
90,230	Paylocity Holding Corp.*^	3,234,746
89,980	Proofpoint, Inc.*^	5,729,026
47,860	ServiceNow, Inc.*^	3,556,477
43,820	Tableau Software, Inc., Class A*	5,052,446
43,660	Tyler Technologies, Inc.*	5,648,730
33,440	Ultimate Software Group, Inc. (The)*^	5,495,529
41,550	Verint Systems, Inc.*^	2,523,955

		43,603,888

Specialty Retail (2.4%):
2,830	Asbury Automotive Group, Inc.*	256,455
7,440	DAVIDsTEA, Inc.*	159,886
32,120	Lithia Motors, Inc., Class A^	3,634,699
96,920	Michaels Cos., Inc. (The)*^	2,608,117

		6,659,157

Textiles, Apparel & Luxury Goods (5.3%):
32,670	Carter’s, Inc.	3,472,821
22,500	Columbia Sportswear Co.^	1,360,350
75,290	G-III Apparel Group, Ltd.*^	5,296,652
32,510	Skechers U.S.A., Inc., Class A*	3,569,273
24,190	Steven Madden, Ltd.*	1,034,848

		14,733,944

Thirfts & Mortgage Finance (0.6%):
58,570	Essent Group, Ltd.*^	1,601,890

Total Common Stocks (Cost $205,299,917)		269,654,785

Securities Held as Collateral for Securities on Loan (27.6%):
$76,649,320	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	76,649,320

Total Securities Held as Collateral for Securities on Loan (Cost $76,649,320)		76,649,320

Unaffiliated Investment Company (2.9%):
7,973,243	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	7,973,243

Total Unaffiliated Investment Company (Cost $7,973,243)		7,973,243

Total Investment Securities (Cost $289,922,480)(c) — 127.8%		354,277,348
Net other assets (liabilities) — (27.8)%		(77,020,216)

Net Assets — 100.0%		$277,257,132

Percentages indicated are based on net assets as of June 30, 2015.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $76,079,622.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Oppenheimer Discovery Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$289,922,480

Investment securities, at value*	$354,277,348
Interest and dividends receivable	60,961
Receivable for capital shares issued	620,566
Receivable for investments sold	2,000,257
Prepaid expenses	436

Total Assets	356,959,568

Liabilities:
Payable for investments purchased	2,764,374
Payable for collateral received on loaned securities	76,649,320
Manager fees payable	195,676
Administration fees payable	7,375
Distribution fees payable	57,552
Custodian fees payable	10,484
Administrative and compliance services fees payable	300
Trustee fees payable	2,132
Other accrued liabilities	15,223

Total Liabilities	79,702,436

Net Assets	$277,257,132

Net Assets Consist of:
Capital	$154,529,296
Accumulated net investment income/(loss)	(677,782)
Accumulated net realized gains/(losses) from investment transactions	59,050,750
Net unrealized appreciation/(depreciation) on investments	64,354,868

Net Assets	$277,257,132

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,288,341
Net Asset Value (offering and redemption price per share)	$16.04

*	Includes securities on loan of $76,079,622.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$841,848
Interest	7
Income from securities lending	175,762

Total Investment Income	1,017,617

Expenses:
Manager fees	1,241,713
Administration fees	39,628
Distribution fees	365,208
Custodian fees	17,278
Administrative and compliance services fees	2,092
Trustee fees	8,340
Professional fees	9,133
Shareholder reports	8,783
Other expenses	3,224

Total expenses	1,695,399

Net Investment Income/(Loss)	(677,782)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	24,350,248
Change in net unrealized appreciation/depreciation on investments	8,424,552

Net Realized/Unrealized Gains/(Losses) on Investments	32,774,800

Change in Net Assets Resulting From Operations	$32,097,018

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Oppenheimer Discovery Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(677,782)	$(2,308,158)
Net realized gains/(losses) on investment transactions	24,350,248	34,969,440
Change in unrealized appreciation/depreciation on investments	8,424,552	(41,271,956)

Change in net assets resulting from operations	32,097,018	(8,610,674)

Dividends to Shareholders:
From net realized gains	—	(20,524,056)

Change in net assets resulting from dividends to shareholders	—	(20,524,056)

Capital Transactions:
Proceeds from shares issued	7,084,935	23,232,764
Proceeds from dividends reinvested	—	20,524,056
Value of shares redeemed	(69,347,210)	(57,754,813)

Change in net assets resulting from capital transactions	(62,262,275)	(13,997,993)

Change in net assets	(30,165,257)	(43,132,723)
Net Assets:
Beginning of period	307,422,389	350,555,112

End of period	$277,257,132	$307,422,389

Accumulated net investment income/(loss)	$(677,782)	$—

Share Transactions:
Shares issued	460,529	1,627,249
Dividends reinvested	—	1,477,614
Shares redeemed	(4,508,747)	(3,978,076)

Change in shares	(4,048,218)	(873,213)

See accompanying notes to the financial statements.

5

AZL Oppenheimer Discovery Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$14.41		$15.78	$10.94		$9.38	$9.92		$7.70

Investment Activities:
Net Investment Income/(Loss)	(0.04)		(0.11)	(0.10)		(0.01)	(0.04)		0.01
Net Realized and Unrealized Gains/(Losses) on Investments	1.67		(0.29)	5.07		1.57	(0.50)		2.21

Total from Investment Activities	1.63		(0.40)	4.97		1.56	(0.54)		2.22

Dividends to Shareholders From:
Net Realized Gains	—		(0.97)	(0.13)		—	—	(a)	—

Total Dividends	—		(0.97)	(0.13)		—	—	(a)	—

Net Asset Value, End of Period	$16.04		$14.41	$15.78		$10.94	$9.38		$9.92

Total Return(b)	11.31	%(c)	(2.30)%	45.52%		16.63%	(5.39)%		28.83%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$277,257		$307,422	$350,555		$123,750	$79,768		$91,473
Net Investment Income/(Loss)(d)	(0.46)%		(0.73)%	(0.86)%		(0.07)%	(0.40)%		0.11%
Expenses Before Reductions(d) (e)	1.16%		1.16%	1.16%		1.18%	1.19%		1.22%
Expenses Net of Reductions(d)	1.16%		1.16%	1.16%		1.18%	1.19%		1.22%
Portfolio Turnover Rate(f)	37	%(c)	99%	79	%(g)	161%	145	%(h)	97%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 128%.

(h)	The portfolio turnover rate for the year ended December 31, 2011 was higher than the prior year primarily due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

6

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Oppenheimer Discovery Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $81.6 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $17,309 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Oppenheimer Funds, Inc. (“Oppenheimer”), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Oppenheimer Discovery Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

8

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,628 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

During the period ended June 30, 2015, the Fund paid approximately 2,130 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$269,654,785	$—	$269,654,785
Securities Held as Collateral for Securities on Loan	—	76,649,320	76,649,320
Unaffiliated Investment Company	7,973,243	—	7,973,243

Total Investment Securities	$277,628,028	$76,649,320	$354,277,348

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

9

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer Discovery Fund	$106,654,366	$171,847,475

6. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $290,849,981. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$66,027,950
Unrealized depreciation	(2,600,583)

Net unrealized appreciation/(depreciation)	$63,427,367

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Oppenheimer Discovery Fund	$1,775,809	$18,748,247	$20,524,056

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Oppenheimer Discovery Fund	$—	$35,906,187	$—	$54,724,631	$90,630,818

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

7. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Pyramis Total Bond Fund

(formerly AZL® Pyramis Core Bond Fund)

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 12

Statement of Operations Page 12

Statements of Changes in Net Assets Page 13

Financial Highlights Page 14

Notes to the Financial Statements Page 15

Other Information Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Pyramis Total Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Pyramis Total Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Pyramis Total Bond Fund	$1,000.00	$1,005.90	$4.03	0.81%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Pyramis Total Bond Fund	$1,000.00	$1,020.75	$4.06	0.81%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Corporate Bonds	42.1%
Yankee Dollars	16.8
U.S. Treasury Obligations	12.3
U.S. Government Agency Mortgages	10.6
Collateralized Mortgage Obligations	10.0
Securities Held as Collateral for Securities on Loan	7.9
Municipal Bonds	4.8
Money Markets	3.1
Asset Backed Securities	3.6

Total Investment Securities	111.2
Net other assets (liabilities)	(11.2)

Net Assets	100.0%

1

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.6%):
$1,155,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2012-5, 2.35%, 12/10/18	$1,171,592
900,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-3, 3.00%, 7/8/19	917,253
1,750,000	AmeriCredit Automobile Receivables Trust, Class C, Series 2013-4, 2.72%, 9/9/19	1,787,681
1,750,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-4, 3.31%, 10/8/19	1,795,722
992	CFC LLC, Class A, Series 2013-1A, 1.65%, 7/17/17(a)	992
4,220,000	CFC LLC, Class B, Series 2013-1A, 2.75%, 11/15/18(a)	4,248,384
107,684	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.87%, 1/25/35(b)	112,096
213,000	Invitation Homes Trust, Class E, Series 2015-SFR3, 3.93%, 8/17/32(a) (b)	212,513
387,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-2, 2.33%, 11/15/19	390,832
959,000	Santander Drive Auto Receivables Trust, Class B, Series 2014-3, 1.45%, 5/15/19	960,415
963,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 8/17/20	971,120
4,220,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-4, 2.60%, 11/16/20	4,279,004

Total Asset Backed Securities (Cost $16,705,992)		16,847,604

Collateralized Mortgage Obligations (10.0%):
99,827	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-1, 5.45%, 1/15/49	105,159
2,072,018	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(b)	2,134,133
638,000	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.61%, 4/10/49(b)	667,458
189,000	CDGJ Commercial Mortgage Trust, Class DPA, Series 2014-BXCH, 3.19%, 12/15/27(a) (b)	188,486
162,451	Citigroup Mortgage Loan Trust, Class A, Series 2012-A, 2.50%, 6/25/51(a)	159,723
88,000	Credit Suisse Mortgage Trust, Class B, Series 2015-TOWN, 2.08%, 3/15/17(a) (b)	87,575
85,000	Credit Suisse Mortgage Trust, Class C, Series 2015-TOWN, 2.43%, 3/15/17(a) (b)	84,631
129,000	Credit Suisse Mortgage Trust, Class D, Series 2015-TOWN, 3.38%, 3/15/17(a) (b)	128,288
581,000	Credit Suisse Mortgage Trust, Class E, Series 2015-TOWN, 4.33%, 3/15/17(a) (b)	578,582
55,757	Extended Stay America Trust, Class BFL, Series 2013-ESFL, 1.28%, 12/5/31(a) (b)	55,445
40,075	Extended Stay America Trust, Class CFL, Series 2013-ESFL, 1.69%, 12/5/31(a) (b)	39,919
460,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.38%, 12/15/19(a)	467,432
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/19(a)	389,115
330,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/19(a)	325,929

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$5,070,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	$5,292,238
3,700,000	Granite Master Issuer plc, Class M2, Series 2006-1A, 0.77%, 12/20/54(a) (b)	3,619,656
3,750,000	Granite Master Issuer plc, Class M2, Series 2006-3, 0.75%, 12/20/54(b)	3,666,025
624,309	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.82%, 7/10/38(b)	638,159
815,885	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 3/10/39	857,772
297,000	GS Mortgage Securities Trust, Class A4, Series 2006-GG6, 5.55%, 4/10/38(b)	298,685
256,346	GS Mortgage Securities Trust, Class A4, Series 2006-GG8, 5.56%, 11/10/39	265,759
4,112,000	Hilton USA Trust, Class DFX, Series 2013-HLT, 4.41%, 11/5/30(a)	4,147,680
318,182	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-LDP7, 5.91%, 4/15/45(b)	325,429
73,728	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1A, Series 2006-LDP8, 5.40%, 5/15/45	76,378
664,453	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-CB18, 5.44%, 6/12/47	696,666
5,157,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.96%, 6/15/49(b)	5,460,269
127,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class C, Series 2014-BXH, 1.84%, 4/15/27(a) (b)	126,859
271,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class D, Series 2014-BXH, 2.44%, 4/15/27(a) (b)	270,505
3,890,329	LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 9/15/45(b)	4,209,068
1,390,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(b)	1,468,712
444,316	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-5, 5.38%, 8/12/48	463,111
2,575,825	Morgan Stanley Capital I, Class A4, Series 2007-IQ15, 5.91%, 7/11/17(b)	2,750,196
1,970,000	Morgan Stanley Capital I, Class A4, Series 2007-IQ14, 5.69%, 4/15/49(b)	2,083,362
318,751	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(b)	329,583
1,008,373	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C33, 5.95%, 7/15/17(b)	1,059,861
1,843,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,928,231
322,000	Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C31, 5.50%, 4/15/47	342,273

Continued

2

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,058,000	Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.72%, 6/15/49(b)	$1,118,685

Total Collateralized Mortgage Obligations (Cost $48,341,624)		46,907,037

Corporate Bonds (42.1%):
Airlines (0.3%):
1,000,000	American Airlines Group, Inc., 5.50%, 10/1/19^(a)	1,007,500
133,041	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 9/15/17	137,271
224,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	224,495

		1,369,266

Automobiles (0.2%):
330,000	General Motors Co., 3.50%, 10/2/18	340,728
453,000	General Motors Co., 6.25%, 10/2/43^	505,347

		846,075

Banks (5.4%):
320,000	Bank of America Corp., Series L, 1.35%, 11/21/16	319,935
113,000	Bank of America Corp., 3.88%, 3/22/17	117,484
1,200,000	Bank of America Corp., 2.00%, 1/11/18, MTN	1,203,932
3,677,000	Bank of America Corp., 2.60%, 1/15/19	3,717,043
872,000	Bank of America Corp., Series L, 2.65%, 4/1/19	882,331
466,000	Bank of America Corp., 4.20%, 8/26/24	464,878
600,000	Bank of America Corp., Series L, 3.95%, 4/21/25^	577,914
397,000	Bank of America Corp., 4.25%, 10/22/26	388,902
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21	528,341
250,000	Discover Bank, 7.00%, 4/15/20	290,960
590,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/9/21 @ 100	581,602
4,000,000	First Tennessee Bank, 2.95%, 12/1/19, Callable 11/1/19 @ 100	3,998,012
2,400,000	Huntington National Bank (The), 2.00%, 6/30/18	2,402,354
400,000	Huntington National Bank (The), 2.20%, 4/1/19, Callable 3/1/19 @ 100	396,911
2,221,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,185,255
3,682,000	JPMorgan Chase & Co., 4.13%, 12/15/26	3,620,422
28,000	M&I Marshall & Ilsley Bank, Series BKNT, 5.00%, 1/17/17	29,382
1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	1,466,924
500,000	Regions Bank, 6.45%, 6/26/37	592,760
88,000	Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18 @ 100	87,941
800,000	Wells Fargo & Co., 4.10%, 6/3/26^	803,372

		24,656,655

Biotechnology (0.4%):
1,937,000	Amgen, Inc., 2.20%, 5/22/19, Callable 4/22/19 @ 100	1,931,489

Capital Markets (3.1%):
147,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	151,470
524,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	507,462
1,355,000	Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	1,483,394

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$400,000	Goldman Sachs Group, Inc. (The), 1.75%, 9/15/17	$399,444
1,000,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,111,880
1,842,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	1,885,339
1,142,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	1,156,133
399,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19^	399,935
490,000	Morgan Stanley, Series G, 5.45%, 1/9/17, MTN	519,253
458,000	Morgan Stanley, 1.88%, 1/5/18	459,215
1,300,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN	1,458,673
1,380,000	Morgan Stanley, 2.13%, 4/25/18	1,389,326
2,060,000	Morgan Stanley, 2.50%, 1/24/19	2,079,107
784,000	Morgan Stanley, Series G, 2.38%, 7/23/19	778,851
523,000	Morgan Stanley, 4.88%, 11/1/22	556,319
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	71,348
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	102,899

		14,510,048

Construction Materials (0.2%):
800,000	Building Materials Corp., 5.38%, 11/15/24, Callable 11/15/19 @ 102.39(a)	785,480

Consumer Finance (3.1%):
1,150,000	Ally Financial, Inc., 3.25%, 2/13/18^	1,142,813
2,750,000	Ally Financial, Inc., 3.75%, 11/18/19	2,729,375
900,000	APX Group, Inc., 6.38%, 12/1/19, Callable 12/1/15 @ 105	873,000
320,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100	320,033
1,000,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16^	1,008,080
1,140,000	Ford Motor Credit Co. LLC, 1.50%, 1/17/17	1,138,688
324,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	331,416
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	645,053
533,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	533,360
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	609,637
1,100,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,096,454
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	992,702
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	854,980
12,000	Lazard Group LLC, 6.85%, 6/15/17	13,109
311,000	Lazard Group LLC, 4.25%, 11/14/20	327,004
900,000	SLM Corp., 5.50%, 1/15/19	917,658
94,000	Synchrony Financial, 1.88%, 8/15/17, Callable 7/15/17 @ 100	93,961
138,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100^	138,982
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	513,880
210,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	210,902

		14,491,087

Continued

3

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services (4.6%):
$270,000	Bank of America NA, Series BKNT, 5.30%, 3/15/17	$285,974
642,000	Bank of America NA, Series BKNT, 1.65%, 3/26/18	641,043
570,000	Citigroup, Inc., 1.30%, 11/15/16	569,693
900,000	Citigroup, Inc., 6.00%, 8/15/17	978,919
910,000	Citigroup, Inc., 1.85%, 11/24/17	912,220
1,043,000	Citigroup, Inc., 1.80%, 2/5/18	1,040,486
470,000	Citigroup, Inc., 1.70%, 4/27/18	466,979
1,200,000	Citigroup, Inc., 2.50%, 9/26/18	1,213,514
1,271,000	Citigroup, Inc., 2.55%, 4/8/19	1,281,586
1,573,000	Citigroup, Inc., 2.50%, 7/29/19^	1,575,308
730,000	Citigroup, Inc., 4.05%, 7/30/22	747,505
1,000,000	Citigroup, Inc., 4.30%, 11/20/26	977,822
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,063,269
110,000	General Motors Financial Co., Inc., 2.63%, 7/10/17	111,197
180,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	189,957
242,000	General Motors Financial Co., Inc., 3.00%, 9/25/17	246,722
175,000	General Motors Financial Co., Inc., 3.25%, 5/15/18^	178,980
383,000	General Motors Financial Co., Inc., 3.50%, 7/10/19^	391,107
5,763,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	5,981,419
200,000	General Motors Financial Co., Inc., 4.25%, 5/15/23	202,372
378,000	Hyundai Capital America, Inc., 1.45%, 2/6/17(a)	376,794
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)	125,236
161,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(a)	164,807
378,000	Hyundai Capital America, Inc., 2.55%, 2/6/19(a)	380,949
500,000	MSCI, Inc., 5.25%, 11/15/24, Callable 11/15/19 @ 102.65(a)	506,250
500,000	Peachtree Funding Trust, 3.98%, 2/15/25^(c)	495,834
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	162,612
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100^	271,740

		21,540,294

Diversified Telecommunication Services (1.9%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	315,647
820,000	CenturyLink, Inc., Series N, 6.00%, 4/1/17	854,850
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	29,050
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	65,255
582,000	Verizon Communications, Inc., 2.63%, 2/21/20	580,692
3,751,000	Verizon Communications, Inc., 4.50%, 9/15/20	4,046,334
346,000	Verizon Communications, Inc., 6.40%, 9/15/33	396,495
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	564,775
851,000	Verizon Communications, Inc., 6.55%, 9/15/43	995,461
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	853,356

		8,701,915

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities (2.1%):
$146,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	$148,375
500,000	Entergy Corp., 4.00%, 7/15/22, Callable 5/15/22 @ 100	503,845
93,000	Exelon Corp., 1.55%, 6/9/17	93,132
436,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	438,572
651,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	660,655
1,544,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100^	1,553,638
3,602,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	4,388,687
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	34,570
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100(a)	759,185
117,000	NV Energy, Inc., 6.25%, 11/15/20	135,520
49,000	Puget Energy, Inc., 6.00%, 9/1/21	56,142
1,000,000	West Penn Power Co., 5.95%, 12/15/17(a)	1,095,296

		9,867,617

Energy Equipment & Services (0.2%):
985,000	Pemex Proj FDG Master TR, 5.75%, 3/1/18	1,071,513

Food & Staples Retailing (0.4%):
370,000	Kroger Co. (The), 3.30%, 1/15/21, Callable 12/15/20 @ 100	377,654
1,000,000	Post Holdings, Inc., 6.75%, 12/1/21, Callable 12/1/17 @ 103^(a)	1,000,000
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	269,120

		1,646,774

Food Products (0.0%):
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	128,063

Health Care Providers & Services (1.2%):
137,000	Cardinal Health, Inc., 1.95%, 6/15/18	137,230
1,000,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103^	1,055,000
500,000	Express Scripts Holding Co., 4.75%, 11/15/21	542,553
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,642,990
300,000	McKesson Corp., 2.28%, 3/15/19	299,914
1,900,000	Tenet Healthcare Corp., 8.13%, 4/1/22	2,077,650

		5,755,337

Health Care Services (0.8%):
355,000	HCA, Inc., 3.75%, 3/15/19	357,663
1,900,000	HCA, Inc., 6.50%, 2/15/20^	2,123,249
25,000	HCA, Inc., 5.88%, 3/15/22	27,188
20,000	HCA, Inc., 4.75%, 5/1/23^	20,250
1,400,000	HCA, Inc., 5.38%, 2/1/25	1,422,820

		3,951,170

Hotels Restaurants & Leisure (0.2%):
900,000	Scientific Games International, Inc., Registered Shares, 6.63%, 5/15/21, Callable 5/15/17 @ 105	697,500

Household Durables (0.2%):
900,000	William Lyon Homes, Inc., 8.50%, 11/15/20, Callable 11/15/16 @ 104	972,000

Continued

4

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers (1.2%):
900,000	AES Corp., 4.88%, 5/15/23, Callable 3/15/18 @ 102^	$846,000
1,371,000	Dominion Resources, Inc., Series 06-B, 2.58%, 9/30/66, Callable 9/30/66 @ 100(b)	1,231,372
1,000,000	Dynegy, Inc., 7.38%, 11/1/22, Callable 11/1/18 @ 103.69(a)	1,047,500
1,400,000	NRG Energy, Inc., 6.25%, 5/1/24, Callable 5/1/19 @ 103^	1,389,500
843,552	NSG Holdings, LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	930,016

		5,444,388

Insurance (1.8%):
600,000	Aon plc, 5.00%, 9/30/20	661,951
1,100,000	Five Corners Funding Trust, 4.42%, 11/15/23(a)	1,134,605
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(a)	763,881
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	185,113
978,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	1,081,063
300,000	Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40(a)	358,736
1,077,000	Pacific Life Corp., 6.00%, 2/10/20(a)	1,216,783
500,000	Pacific Life Corp., 9.25%, 6/15/39(a)	746,678
436,000	Pacific Life Corp., 5.13%, 1/30/43(a)	439,304
65,000	Symetra Financial Corp., 6.13%, 4/1/16(a)	66,935
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	506,821
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	114,797
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	166,181
854,000	Unum Group, 5.75%, 8/15/42	931,888

		8,374,736

Life Sciences Tools & Services (0.0%):
66,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	65,928

Media (1.5%):
395,000	21st Century Fox, Inc., 7.75%, 12/1/45	537,820
900,000	iHeartCommunications, Inc., 5.50%, 12/15/16^	837,000
800,000	McGraw-Hill Global Education Holdings, LLC, 9.75%, 4/1/21, Callable 4/16/21 @ 107.31	880,000
101,000	Time Warner Cable, Inc., 5.85%, 5/1/17	107,855
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	842,084
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,032,445
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	639,594
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	161,359
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	315,478
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39^	1,601,475
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	64,354
46,000	Viacom, Inc., 2.50%, 9/1/18	46,479

		7,065,943

Principal Amount		Fair Value
Corporate Bonds, continued
Metals & Mining (0.1%):
$274,000	Alcoa, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100	$277,425

Multi-Utilities (0.1%):
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21^	334,147
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100	56,073

		390,220

Oil, Gas & Consumable Fuels (4.1%):
800,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102	786,000
3,900,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	4,279,875
1,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21	940,000
1,000,000	Chesapeake Energy Corp., 5.75%, 3/15/23^	905,000
88,000	Columbia Pipeline Group, Inc., 2.45%, 6/1/18(a)	88,680
434,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/20, Callable 5/1/20 @ 100(a)	435,693
132,000	Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100(a)	129,854
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100^	160,672
302,000	DCP Midstream Operating LLC, 2.70%, 4/1/19, Callable 3/1/19 @ 100	284,511
500,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(a)	513,993
1,300,000	DCP Midstream Operating LLC, 4.75%, 9/30/21(a)	1,284,534
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	150,599
124,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100	110,595
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,058,143
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100(a)	113,058
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100(a)	114,904
1,995,000	Ep Energy LLC, 9.38%, 5/1/20, Callable 5/1/16 @ 105^	2,132,056
5,000	Ep Energy LLC, 7.75%, 9/1/22, Callable 9/1/17 @ 104^	5,250
168,000	Kinder Morgan (Delaware), Inc., 2.00%, 12/1/17	167,490
157,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	155,693
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	658,913
70,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	68,297
2,100,000	Peabody Energy Corp., 6.00%, 11/15/18^	1,008,000
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	37,382
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	341,398
180,000	Southwestern Energy Co., 3.30%, 1/23/18	184,580
327,000	Southwestern Energy Co., 4.05%, 1/23/20, Callable 12/23/19 @ 100	336,056

Continued

5

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$647,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	$698,373
299,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	278,402
1,466,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	1,420,677
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100^	280,303

		19,128,981

Pharmaceuticals (0.2%):
473,000	Abbvie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	467,510
121,000	Mylan, Inc., 1.35%, 11/29/16^	120,633
117,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	117,140
57,000	Zoetis, Inc., 1.88%, 2/1/18	56,842

		762,125

Real Estate Investment Trusts (REITs) (5.1%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	81,166
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	100,162
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	493,052
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	167,741
1,159,000	BioMed Realty LP, 3.85%, 4/15/16, Callable 3/15/16 @ 100	1,180,785
215,000	BioMed Realty LP, 2.63%, 5/1/19, Callable 4/1/19 @ 100	214,091
500,000	BioMed Realty LP, 4.25%, 7/15/22, Callable 4/15/22 @ 100	506,437
151,000	Brandywine Operating Partners LP, 6.00%, 4/1/16	155,901
279,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	297,391
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	354,180
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	388,571
394,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	392,689
134,000	Camden Property Trust, 2.95%, 12/15/22	127,668
1,625,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 103	1,641,250
255,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	252,624
1,000,000	DDR Corp., 7.50%, 4/1/17	1,096,148
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,169,738
218,000	DDR Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100	209,340
315,000	Digital Realty Trust LP, 3.95%, 7/1/22^	314,347
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	731,423

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	$259,198
183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	180,897
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	145,064
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	76,882
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	494,397
62,000	Essex Portfolio LP, 5.50%, 3/15/17	65,971
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/5/19 @ 100	1,028,636
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	481,468
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	780,671
48,000	Health Care REIT, Inc., 4.70%, 9/15/17	51,067
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	144,058
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	529,238
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	135,586
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,018,195
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	177,743
303,000	Mack-Cali Realty LP, 5.80%, 1/15/16	308,910
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17	250,957
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	494,240
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100^	354,782
1,573,000	Mid-America Apartments LP, 4.30%, 10/15/23, Callable 7/15/23 @ 100	1,630,089
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100^	128,876
128,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100(a)	125,938
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100(a)	1,561,628
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	67,605
80,000	PPF Funding, Inc., 5.70%, 4/15/17(a)	84,136
116,000	Reckson Operating Partnership LP, 6.00%, 3/31/16	119,812
2,200,000	Sabra Healthcare REIT, Inc., 5.50%, 2/1/21, Callable 2/1/17 @ 104	2,276,999
63,000	Ventas Realty LP/Capital Corp., 1.55%, 9/26/16	63,232
225,000	Ventas Realty LP/Capital Corp., 2.00%, 2/15/18, Callable 1/15/18 @ 100	226,378
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	117,287
133,000	Ventas Realty LP/Capital Corp., 3.50%, 2/1/25, Callable 11/1/24 @ 100^	127,840

Continued

6

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$79,000	Ventas Realty LP/Capital Corp., 4.38%, 2/1/45, Callable 8/1/44 @ 100	$70,317
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	65,136
545,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 12/1/24 @ 100^	521,878

		24,039,815

Retail (0.3%):
1,500,000	J.C. Penney Corp., Inc., 8.13%, 10/1/19^	1,485,000

Road & Rail (0.3%):
1,000,000	Hertz Corp., 6.75%, 4/15/19, Callable 4/15/15 @ 103	1,031,900
450,000	Party City Holdings, Inc., 8.88%, 8/1/20, Callable 8/1/15 @ 107	480,375

		1,512,275

Steel (0.2%):
1,000,000	JMC Steel Group, 8.25%, 3/15/18, Callable 5/7/15 @ 104.13^(a)	915,000

Tobacco (1.1%):
1,000,000	Altria Group, Inc., 2.63%, 1/14/20, Callable 12/14/19 @ 100^	996,114
212,000	Altria Group, Inc., 4.00%, 1/31/24	215,281
209,000	Reynolds American, Inc., 2.30%, 6/12/18^	210,562
173,000	Reynolds American, Inc., 3.25%, 6/12/20	175,232
320,000	Reynolds American, Inc., 4.00%, 6/12/22	326,869
186,000	Reynolds American, Inc., 3.25%, 11/1/22	179,147
704,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	717,250
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	124,424
600,000	Reynolds American, Inc., 7.25%, 6/15/37	719,552
400,000	Reynolds American, Inc., 4.75%, 11/1/42	362,873
923,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/12/45 @ 100	968,130

		4,995,434

Trading Companies & Distributors (0.6%):
200,000	Air Lease Corp., 2.13%, 1/15/18	198,000
334,000	Air Lease Corp., 4.75%, 3/1/20^	354,875
379,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100	382,790
471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100	470,717
1,331,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100^	1,321,018

		2,727,400

Wireless Telecommunication Services (1.5%):
2,100,000	Alcatel-Lucent USA, Inc., 6.75%, 11/15/20, Callable 11/15/16 @ 103(a)	2,220,750
233,000	Embarq Corp., 7.08%, 6/1/16	242,303
2,990,000	Embarq Corp., 8.00%, 6/1/36	3,315,013
1,000,000	Level 3 Financing, Inc., 7.00%, 6/1/20, Callable 6/1/16 @ 104	1,061,250

		6,839,316

Total Corporate Bonds (Cost $197,521,447)		196,946,269

Principal Amount		Fair Value
Yankee Dollars (16.8%):
Airlines (0.5%):
$1,000,000	Air Canada, 6.75%, 10/1/19, Callable 10/1/16 @ 103(a)	$1,060,000
1,100,000	Air Canada, 7.75%, 4/15/21^(a)	1,174,249

		2,234,249

Banks (4.2%):
365,000	Banco Nacional de Desenvolvimento Economico, 3.38%, 9/26/16(a)	367,738
754,000	Banco Nacional de Desenvolvimento Economico, 6.37%, 6/16/18(a)	806,780
1,820,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(a)	1,838,199
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(a)	135,923
966,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20(a)	1,004,640
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(a)	340,914
470,000	Credit Suisse Group AG, 2.75%, 3/26/20(a)	464,103
470,000	Credit Suisse Group AG, 3.75%, 3/26/25(a)	452,456
42,000	Credit Suisse, NY, 6.00%, 2/15/18	46,095
779,000	Deutsche Bank AG, 4.50%, 4/1/25	741,617
205,000	HSBC Holdings plc, 4.25%, 3/14/24	207,047
1,161,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	1,169,850
2,700,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	2,713,269
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,745,793
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	480,583
1,659,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	1,756,768
2,212,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24^	2,209,308
1,000,000	Sumitomo Mitsui Banking Corp., 1.30%, 1/10/17	1,000,825
354,000	UBS AG Stamford CT, 1.38%, 6/1/17	353,172
694,000	UBS AG Stamford CT, 1.80%, 3/26/18	692,967

		19,528,047

Commercial Services & Supplies (0.2%):
1,000,000	GardaWorld Security Corp., 7.25%, 11/15/21, Callable 11/15/16 @ 105(a)	960,000

Containers & Packaging (0.2%):
800,000	Ardagh Finance Holdings SA, Registered Shares, 8.63%, 6/15/19, Callable 6/15/16 @ 104(a)	828,000

Diversified Financial Services (0.7%):
1,450,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 4.63%, 7/1/22	1,453,625
900,000	AerCap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 5.00%, 10/1/21(a)	925,875
900,000	BP Capital Markets plc, 4.74%, 3/11/21	993,117

		3,372,617

Food & Staples Retailing (0.5%):
2,150,000	JBS Investments GMBH, 7.75%, 10/28/20, Callable 10/28/17 @ 104^(a)	2,338,125

Continued

7

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Insurance (0.0%):
$200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	$198,685

Media (0.3%):
1,000,000	Columbus International, Inc., 7.38%, 3/30/21, Callable 3/30/18 @ 104(a)	1,075,000
314,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100^	312,025

		1,387,025

Metals & Mining (0.6%):
200,000	Codelco, Inc., 4.88%, 11/4/44(a)	191,029
1,500,000	Codelco, Inc., Registered Shares, 4.88%, 11/4/44(a)	1,432,719
1,000,000	Vale Overseas, Ltd., 6.25%, 1/11/16^	1,025,050

		2,648,798

Miscellaneous Manufacturing (0.0%):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	106,533

Oil, Gas & Consumable Fuels (4.8%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	162,891
676,000	Canadian Natural Resources, Ltd., 3.90%, 2/1/25, Callable 11/1/24 @ 100^	667,929
489,000	Cenovus Energy, Inc., 5.70%, 10/15/19	546,227
330,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)	329,858
34,000	Noble Holding International, Ltd., 4.00%, 3/16/18	34,810
219,000	Noble Holding International, Ltd., 5.95%, 4/1/25, Callable 1/1/25 @ 100^	215,929
212,000	Noble Holding International, Ltd., 6.95%, 4/1/45, Callable 10/1/44 @ 100^	195,252
385,000	Petrobras Global Finance BV, 1.90%, 5/20/16(b)	379,298
1,166,000	Petrobras Global Finance BV, 3.25%, 3/17/17	1,149,804
1,080,000	Petrobras Global Finance BV, 3.00%, 1/15/19	998,093
2,613,000	Petrobras Global Finance BV, 4.88%, 3/17/20^	2,484,545
234,000	Petrobras Global Finance BV, 4.38%, 5/20/23	203,863
823,000	Petrobras Global Finance BV, 5.63%, 5/20/43	636,097
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44^	1,664,549
1,000,000	Petrobras International Finance Co., 3.50%, 2/6/17^	989,230
206,000	Petrobras International Finance Co., 5.88%, 3/1/18	210,120
1,087,000	Petrobras International Finance Co., 5.75%, 1/20/20	1,077,043
3,241,000	Petrobras International Finance Co., 5.38%, 1/27/21	3,117,193
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	463,815
237,000	Petroleos Mexicanos, 8.00%, 5/3/19	277,669
151,000	Petroleos Mexicanos, 6.00%, 3/5/20^	168,743
515,000	Petroleos Mexicanos, 3.50%, 7/23/20^(a)	520,655
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	270,380
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,198,225
694,000	Petroleos Mexicanos, 4.50%, 1/23/26(a)	678,316
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	723,840

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$1,761,000	Petroleos Mexicanos, 5.50%, 6/27/44	$1,620,119
673,000	Petroleos Mexicanos, 5.63%, 1/23/46(a)	628,380
1,000,000	Transocean, Inc., 5.05%, 12/15/16	1,034,970

		22,647,843

Paper & Forest Products (0.2%):
1,100,000	Sappi, Ltd., 6.63%, 4/15/21(a)	1,141,250

Pharmaceuticals (0.9%):
774,000	Actavis Funding SCS, 1.30%, 6/15/17	768,774
230,000	Actavis Funding SCS, 2.45%, 6/15/19	229,083
504,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	495,090
731,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	695,951
200,000	Perrigo Co. plc, 2.30%, 11/8/18	200,215
200,000	Perrigo Finance plc, 3.50%, 12/15/21, Callable 10/15/21 @ 100	200,389
200,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	197,484
1,210,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103^(a)	1,244,788

		4,031,774

Sovereign Bonds (2.1%):
900,000	Dominican Republic, 5.50%, 1/27/25(a)	902,250
255,000	Italy Government International Bond, 5.38%, 6/12/17	274,286
1,170,000	Republic of Argentina, 3.93%, 10/3/15	1,185,210
4,500,000	Republic of Argentina, 1.78%, 4/17/17(d)	4,392,000
1,500,000	Republic of Belarus, 8.95%, 1/26/18(a)	1,431,375
2,000,000	Republic of Venezuela, 5.75%, 2/26/16(a)	1,652,500

		9,837,621

Thrifts & Mortgage Finance (0.0%):
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	204,233

Transportation & Shipping (0.2%):
900,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 1/15/17 @ 106(a)	779,625

Wireless Telecommunication Services (1.4%):
1,000,000	Altice SA, 9.88%, 12/15/20(a)	1,100,000
3,500,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 106^(a)	3,386,250
2,100,000	Digicel Group, Ltd., 8.25%, 9/30/20, Callable 9/30/16 @ 104(a)	2,105,250

		6,591,500

Total Yankee Dollars (Cost $80,274,575)		78,835,925

Municipal Bonds (4.8%):
California (1.5%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,038
15,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	21,969
2,825,000	California State, Build America Bonds, GO, 7.60%, 11/1/40	4,127,835

Continued

8

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
California, continued
$400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	$555,824
1,125,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,626,266
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	650,633

		6,996,565

Illinois (3.3%):
5,665,000	Illinois State, GO, 5.10%, 6/1/33	5,279,498
35,000	Illinois State, GO, 4.96%, 3/1/16	35,823
240,000	Illinois State, GO, 4.35%, 6/1/18	246,552
105,000	Illinois State, GO, 4.95%, 6/1/23	106,156
15,000	Illinois State, GO, 5.37%, 3/1/17	15,656
455,000	Illinois State, GO, 1.28%, 12/1/15	455,478
420,000	Illinois State, GO, 4.00%, 12/1/20	415,863
645,000	Illinois State, GO, 5.67%, 3/1/18	690,111
1,340,000	Illinois State, GO, 5.88%, 3/1/19	1,444,922
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,141,910
105,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	86,775
770,000	Chicago Illinois, Taxable Project, GO, Series B, 6.31%, 1/1/44	683,036
80,000	Chicago Illinois, GO, Series B, 5.63%, 1/1/22	78,572
395,000	Chicago Illinois, Taxable Project, GO, Series C1, 7.78%, 1/1/35	413,178
2,500,000	Illinois State Finance Authority Revenue, Series A, 4.55%, 10/1/18	2,555,925
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,603
185,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	199,145
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	327,962
315,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	333,840

		15,521,005

Total Municipal Bonds (Cost $22,721,284)		22,517,570

U.S. Government Agency Mortgages (10.6%):
Federal Home Loan Mortgage Corporation (2.1%)
648,483	4.00%, 6/1/33, Pool #G30718	692,417
1,320,837	4.00%, 2/1/41, Pool #A96807	1,401,370
165,925	4.50%, 3/1/41, Pool #A97673	179,679
268,357	4.50%, 4/1/41, Pool #A97942	290,579
686,862	5.00%, 6/1/41, Pool #G06596	771,834
117,883	3.50%, 8/1/42, Pool #Q10164	121,566
92,749	3.50%, 8/1/42, Pool #Q10392	95,637
114,588	3.50%, 8/1/42, Pool #Q10434	118,153
124,191	3.50%, 8/1/42, Pool #Q10047	128,071
127,628	3.50%, 9/1/42, Pool #Q11244	131,615
91,720	4.00%, 11/1/42, Pool #Q13121	97,771
76,527	3.50%, 11/1/42, Pool #G07231	78,816
850,342	3.50%, 4/1/43, Pool #Q17209	876,707
1,073,256	3.50%, 4/1/43, Pool #G07921	1,107,411

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$181,642	4.00%, 5/1/43, Pool #Q18481	$193,548
87,483	4.00%, 7/1/43, Pool #Q19597	93,217
94,063	4.00%, 10/1/43, Pool #Q22499	100,229
957,086	3.00%, 10/1/43, Pool #G08553	953,566
559,976	4.00%, 11/1/43, Pool #Q23023	595,479
187,704	4.00%, 1/1/44, Pool #V80950	200,074
538,485	3.50%, 5/1/45, Pool #Q33547	554,922
88,510	3.50%, 6/1/45, Pool #Q33791	91,212
572,815	3.50%, 6/1/45, Pool #Q34164	590,300
64,490	4.00%, 6/1/45, Pool #Q34467	68,541
135,585	4.00%, 7/1/45, Pool #Q34458	144,102

		9,676,816

Federal National Mortgage Association (6.4%)
266,849	5.00%, 9/1/23, Pool #254908	294,352
94,978	2.50%, 10/1/28, Pool #AU2669	96,725
779,085	2.50%, 8/1/29, Pool #AW0052	791,037
207,148	3.50%, 1/1/34, Pool #AS1612	216,753
95,959	3.50%, 1/1/34, Pool #AS1406	100,458
41,844	3.50%, 1/1/34, Pool #AS1614	43,789
288,381	3.50%, 1/1/34, Pool #AS1611	301,792
69,491	6.00%, 10/1/34, Pool #AL2130	80,119
508,246	5.50%, 11/1/34, Pool #725946	572,988
248,063	5.50%, 1/1/35, Pool #735141	279,579
126,262	5.50%, 9/1/36, Pool #AD0500	142,401
868,675	6.00%, 1/1/37, Pool #932030	988,338
184,025	6.00%, 3/1/37, Pool #889506	209,277
228,560	6.00%, 1/1/38, Pool #889371	263,460
78,338	6.00%, 3/1/38, Pool #889219	89,979
44,755	6.00%, 7/1/38, Pool #889733	51,241
307,913	6.00%, 5/1/40, Pool #AL2129	355,011
159,571	4.00%, 12/1/40, Pool #AA4757	169,077
73,620	4.00%, 12/1/40, Pool #AE7856	78,047
209,981	4.50%, 8/1/41, Pool #AI8715	228,979
800,578	4.00%, 10/1/41, Pool #AL2512	853,608
29,465	6.00%, 1/1/42, Pool #AL2128	34,114
45,710	4.00%, 4/1/42, Pool #AK6908	48,649
147,546	4.00%, 4/1/42, Pool #AK5549	157,055
220,958	4.50%, 4/1/42, Pool #AK8453	239,154
231,662	4.50%, 4/1/42, Pool #AO0186	251,533
180,457	4.50%, 6/1/42, Pool #AO6381	195,887
198,141	4.50%, 7/1/42, Pool #AO5544	215,107
247,866	4.50%, 10/1/42, Pool #AP9743	269,020
468,180	2.50%, 2/1/43, Pool #AB8465	449,868
377,361	3.00%, 6/1/43, Pool #AT5691	377,692
369,759	3.00%, 6/1/43, Pool #AR7110	369,968
143,948	3.00%, 6/1/43, Pool #AU5339	144,052
344,716	3.00%, 7/1/43, Pool #AU2555	344,910
10,700,000	3.00%, 7/25/43	10,660,085
1,300,000	4.50%, 6/25/44	1,405,443
300,000	5.00%, 7/25/44	331,406
1,100,000	4.00%, 7/25/44	1,165,428
55,930	4.00%, 12/1/44, Pool #AY0045	59,361
70,803	4.00%, 12/1/44, Pool #AW9502	75,073
900,629	4.00%, 3/1/45, Pool #AL6541	958,948

Continued

9

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$99,838	4.00%, 5/1/45, Pool #AZ1876	$106,179
5,800,000	3.50%, 7/25/45	5,977,173

		30,043,115

Government National Mortgage Association (2.1%)
25,471	5.00%, 6/15/34, Pool #629493	28,271
451,876	5.50%, 6/15/35, Pool #783800	510,747
20,694	5.00%, 3/15/38, Pool #676766	22,925
15,988	5.00%, 4/15/38, Pool #672672	17,747
50,399	5.00%, 8/15/38, Pool #687818	55,940
509,839	5.00%, 1/15/39, Pool #705997	565,964
442,709	5.00%, 3/15/39, Pool #646746	489,889
4,018	5.00%, 3/15/39, Pool #697946	4,457
649,269	4.00%, 10/15/40, Pool #783143	692,010
1,471,971	4.50%, 3/20/41, Pool #4978	1,606,169
531,955	4.50%, 5/20/41, Pool #005055	580,454
1,041,903	4.00%, 5/20/41, Pool #5054	1,116,105
349,452	4.50%, 6/20/41, Pool #005082	381,313
199,948	3.50%, 7/20/42, Pool #MA0220	208,083
78,401	3.50%, 4/20/43, Pool #MA0934	81,611
693,729	3.00%, 3/20/45, Pool #MA2677	701,397
1,391,851	3.50%, 4/20/45, Pool #MA2754	1,452,019
200,000	3.50%, 7/20/45	207,570
1,000,000	4.00%, 7/20/45	1,059,746

		9,782,417

Total U.S. Government Agency Mortgages (Cost $49,388,705)		49,502,348

Principal Amount or Shares		Fair Value
U.S. Treasury Obligations (12.3%):
U.S. Treasury Bonds (2.0%)
$9,575,000	3.00%, 5/15/45	$9,383,500

U.S. Treasury Inflation Index Bonds (3.0%)
2,700,000	0.25%, 1/15/25	2,645,459
4,930,000	1.38%, 2/15/44	5,342,717
6,447,000	0.75%, 2/15/45	5,916,907

		13,905,083

U.S. Treasury Notes (7.3%)
1,758,000	1.50%, 7/31/16	1,779,427
7,320,000	0.50%, 4/30/17	7,307,988
13,468,000	0.63%, 5/31/17	13,465,900
2,655,000	2.00%, 2/15/25	2,579,497
9,141,000	2.13%, 5/15/25	8,975,319

		34,108,131

Total U.S. Treasury Obligations (Cost $58,491,049)		57,396,714

Securities Held as Collateral for Securities on Loan (7.9%):
37,008,815	Allianz Variable Insurance Products Securities Lending Collateral Trust(e)	37,008,815

Total Securities Held as Collateral for Securities on Loan (Cost $37,008,815)		37,008,815

Unaffiliated Investment Company (3.1%):
14,657,022	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	14,657,022

Total Unaffiliated Investment Company (Cost $14,657,022)		14,657,022

Total Investment Securities (Cost $525,110,513)(f) — 111.2%		520,619,304
Net other assets (liabilities) — (11.2)%		(52,528,770)

Net Assets — 100.0%		$468,090,534

Percentages indicated are based on net assets as of June 30, 2015.

GO—General Obligation

MTN—Medium Term Note

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $35,591,306.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2015. The date presented represents the final maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.10% of the net assets of the fund.

(d)	The rate represents the effective yield at June 30, 2015.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

10

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Argentina	1.1%
Austria	0.7%
Barbados	0.2%
Belarus	0.3%
Bermuda	0.4%
Brazil	0.9%
Canada	1.2%
Cayman Islands	1.4%
Chile	0.4%
Dominican Republic	0.2%
Germany	0.1%
Guernsey	0.2%
Hong Kong	—	%NM
Ireland	0.6%
Italy	0.8%
Japan	0.2%
Luxembourg	1.5%
Marshall Islands	0.2%
Mexico	1.3%
Netherlands	1.4%
Switzerland	0.2%
United Kingdom	1.6%
United States	84.8%
Venezuela	0.3%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Securities Sold Short (-0.3%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation	3.50%	7/15/45	$(1,200,000)	$(1,233,000)	$(1,234,500)	$(1,500)

				$(1,233,000)	$(1,234,500)	$(1,500)

See accompanying notes to the financial statements.

11

AZL Pyramis Total Bond Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$525,110,513

Investment securities, at value*	$520,619,304
Interest and dividends receivable	3,933,713
Receivable for investments sold	9,429,846
Prepaid expenses	594

Total Assets	533,983,457

Liabilities:
Payable for investments purchased	26,588,838
Payable for capital shares redeemed	736,696
Payable for collateral received on loaned securities	37,008,815
Securities sold short (Proceeds received $1,233,000)	1,234,500
Interest payable on securities sold short	1,517
Manager fees payable	192,906
Administration fees payable	15,438
Distribution fees payable	96,453
Custodian fees payable	4,243
Administrative and compliance services fees payable	393
Trustee fees payable	2,541
Other accrued liabilities	10,583

Total Liabilities	65,892,923

Net Assets	$468,090,534

Net Assets Consist of:
Capital	$457,461,920
Accumulated net investment income/(loss)	15,452,902
Accumulated net realized gains/(losses) from investment transactions	(331,579)
Net unrealized appreciation/(depreciation) on investments	(4,492,709)

Net Assets	$468,090,534

Shares of beneficial interest (unlimited number of shares authorized, no par value)	45,871,511
Net Asset Value (offering and redemption price per share)	$10.20

*	Includes securities on loan of $35,591,306.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Interest	$8,464,090
Dividends	19,032
Income from securities lending	45,685

Total Investment Income	8,528,807

Expenses:
Manager fees	1,160,980
Administration fees	97,544
Distribution fees	580,490
Custodian fees	9,561
Administrative and compliance services fees	2,953
Trustee fees	11,889
Professional fees	14,436
Shareholder reports	3,576
Interest on securities sold short	6,125
Other expenses	4,565

Total expenses	1,892,119

Net Investment Income/(Loss)	6,636,688

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	560,547
Net realized gains/(losses) on futures contracts	128,325
Change in net unrealized appreciation/depreciation on investments	(4,581,031)

Net Realized/Unrealized Gains/(Losses) on Investments	(3,892,159)

Change in Net Assets Resulting From Operations	$2,744,529

See accompanying notes to the financial statements.

12

Statements of Changes in Net Assets

	AZL Pyramis Total Bond Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,636,688	$8,372,032
Net realized gains/(losses) on investment transactions	688,872	6,219,355
Change in unrealized appreciation/depreciation on investments	(4,581,031)	5,528,827

Change in net assets resulting from operations	2,744,529	20,120,214

Dividends to Shareholders:
From net investment income	—	(6,291,393)

Change in net assets resulting from dividends to shareholders	—	(6,291,393)

Capital Transactions:
Proceeds from shares issued	23,148,692	116,507,125
Proceeds from dividends reinvested	—	6,291,393
Value of shares redeemed	(15,089,355)	(49,963,875)

Change in net assets resulting from capital transactions	8,059,337	72,834,643

Change in net assets	10,803,866	86,663,464
Net Assets:
Beginning of period	457,286,668	370,623,204

End of period	$468,090,534	$457,286,668

Accumulated net investment income/(loss)	$15,452,902	$8,816,214

Share Transactions:
Shares issued	2,250,240	11,531,535
Dividends reinvested	—	627,884
Shares redeemed	(1,470,150)	(4,953,034)

Change in shares	780,090	7,206,385

See accompanying notes to the financial statements.

13

AZL Pyramis Total Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	September 5, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.14		$9.78	$10.06	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.14		0.18	0.12	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(0.08)		0.34	(0.34)	0.04

Total from Investment Activities	0.06		0.52	(0.22)	0.06

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.04)	—
Net Realized Gains	—		—	(0.02)	—

Total Dividends	—		(0.16)	(0.06)	—

Net Asset Value, End of Period	$10.20		$10.14	$9.78	$10.06

Total Return(b)	0.59	%(c)	5.37%	(2.20)%	0.60	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$468,091		$457,287	$370,623	$357,699
Net Investment Income/(Loss)(d)	2.86%		2.11%	1.24%	0.78%
Expenses Before Reductions(d) (e)	0.81%		0.81%	0.81%	0.80%
Expenses Net of Reductions(d)	0.81%		0.81%	0.81%	0.80%
Portfolio Turnover Rate(f)	85	%(c)	421%	488%	303	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

14

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Pyramis Total Bond Fund (formerly AZL Pyramis Core Bond Fund) (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

15

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $34.8 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $4,537 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no futures contracts outstanding as of June 30, 2015. The monthly average notional amount for these contracts was $1.9 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

16

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Primary Risk Exposure	Net Realized Gains (Losses) on Futures Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Interest Rate Risk Exposure
Interest Rate Contracts	$128,325	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Pyramis Global Advisors, LLC (“Pyramis”), Pyramis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Pyramis Total Bond Fund	0.50%	0.95%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.” In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,471 was paid from the Fund relating to these fees and expenses.

17

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Asset Backed Securities	$—	$16,847,604.00	$16,847,604
Collateralized Mortgage Obligations	—	46,907,037	46,907,037
Corporate Bonds+	—	196,946,269	196,946,269
Municipal Bonds	—	22,517,570	22,517,570
Securities Held as Collateral for Securities on Loan	—	37,008,815	37,008,815
U.S. Government Agency Mortgages	—	49,502,348	49,502,348
U.S. Treasury Obligations	—	57,396,714	57,396,714
Yankee Dollars+	—	78,835,925	78,835,925
Unaffiliated Investment Company	14,657,022	—	14,657,022

Total Investment Securities	14,657,022	505,962,282	520,619,304

Securities Sold Short	—	(1,234,500)	(1,234,500)

Total Investments	$14,657,022	$504,727,782	$519,384,804

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

18

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Pyramis Total Bond Fund	$386,664,033	$387,966,524

For the period ended June 30, 2015, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Pyramis Total Bond Fund	$102,817,035	$117,514,652

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $525,293,619. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,227,027
Unrealized depreciation	(7,901,342)

Net unrealized appreciation/(depreciation)	$(4,674,315)

As of the end of its tax year ended December 31, 2014, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Pyramis Total Bond Fund	$983,986	$31,085	$1,015,071

During the year ended December 31, 2014, the Fund utilized $5,550,252 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Pyramis Total Bond Fund	$6,291,393	$—	$6,291,393

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

19

AZL Pyramis Total Bond Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Pyramis Total Bond Fund	$8,819,574	$—	$(1,015,071)	$79,624	$7,884,127

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

20

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,035.10	$3.89	0.77%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,020.98	$3.86	0.77%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	26.4%
Consumer Discretionary	20.5
Health Care	18.0
Industrials	10.7
Consumer Staples	10.2
Financials	5.0
Materials	3.8
Telecommunication Services	1.8
Energy	0.9
Utilities	— ^

Total Common Stocks	97.3
Securities Held as Collateral for Securities on Loan	8.5
Money Market	2.7

Total Investment Securities	108.5
Net other assets (liabilities)	(8.5)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (2.7%):
1,030	BE Aerospace, Inc.	$56,547
6,708	Boeing Co. (The)	930,534
866	General Dynamics Corp.	122,704
921	Hexcel Corp.^	45,811
7,582	Honeywell International, Inc.	773,137
472	Huntington Ingalls Industries, Inc.	53,142
1,890	Lockheed Martin Corp.	351,351
572	Northrop Grumman Corp.	90,736
257	Precision Castparts Corp.	51,367
1,283	Rockwell Collins, Inc.^	118,485
1,268	Spirit AeroSystems Holdings, Inc., Class A*	69,879
612	Textron, Inc.	27,314
517	TransDigm Group, Inc.*	116,154
795	United Technologies Corp.	88,189

		2,895,350

Air Freight & Logistics (0.9%):
1,399	C.H. Robinson Worldwide, Inc.^	87,284
1,860	Expeditors International of Washington, Inc.	85,755
997	FedEx Corp.	169,889
6,805	United Parcel Service, Inc., Class B	659,472

		1,002,400

Airlines (1.1%):
1,258	Alaska Air Group, Inc.^	81,053
6,720	American Airlines Group, Inc.	268,363
7,918	Delta Air Lines, Inc.	325,272
1,134	JetBlue Airways Corp.*	23,542
6,482	Southwest Airlines Co.	214,489
708	Spirit Airlines, Inc.*^	43,967
3,706	United Continental Holdings, Inc.*	196,455

		1,153,141

Auto Components (0.5%):
2,195	BorgWarner, Inc.	124,765
2,801	Delphi Automotive plc	238,337
1,427	Gentex Corp.	23,431
1,391	Johnson Controls, Inc.	68,896
571	Lear Corp.	64,100
433	Visteon Corp.*	45,456

		564,985

Automobiles (0.3%):
1,105	Harley-Davidson, Inc.	62,267
946	Tesla Motors, Inc.*^	253,774
433	Thor Industries, Inc.	24,369

		340,410

Banks (0.1%):
451	Signature Bank*	66,022
313	SVB Financial Group*	45,066

		111,088

Beverages (3.4%):
1,138	Brown-Forman Corp., Class B	114,005
247	Brown-Forman Corp., Class A	27,521
38,033	Coca-Cola Co. (The)	1,492,034
2,260	Coca-Cola Enterprises, Inc.	98,174

Shares		Fair Value
Common Stocks, continued
Beverages, continued
1,587	Constellation Brands, Inc., Class A	$184,124
1,851	Dr Pepper Snapple Group, Inc.	134,938
1,452	Monster Beverage Corp.*	194,597
14,317	PepsiCo, Inc.	1,336,349

		3,581,742

Biotechnology (6.5%):
251	Agios Pharmaceuticals, Inc.*	27,896
2,093	Alexion Pharmaceuticals, Inc.*	378,352
1,166	Alkermes plc*	75,020
28	Alkermes plc*	1,802
589	Alnylam Pharmaceuticals, Inc.*	70,603
7,375	Amgen, Inc.	1,132,210
2,282	Biogen Idec, Inc.*	921,791
1,556	BioMarin Pharmaceutical, Inc.*	212,830
319	Bluebird Bio, Inc.*	53,710
7,693	Celgene Corp.*	890,349
14,254	Gilead Sciences, Inc.	1,668,859
1,518	Incyte Corp.*	158,191
155	Intercept Pharmaceuticals, Inc.*	37,414
449	Intrexon Corp.	21,911
1,162	Isis Pharmaceuticals, Inc.*	66,873
116	Juno Therapeutics, Inc.*^	6,186
764	Medivation, Inc.*	87,249
2,278	OPKO Health, Inc.*	36,630
243	Puma Biotechnology, Inc.*	28,370
307	Receptos, Inc.*	58,345
761	Regeneron Pharmaceuticals, Inc.*	388,209
921	Seattle Genetics, Inc.*^	44,576
452	United Therapeutics Corp.*^	78,625
2,365	Vertex Pharmaceuticals, Inc.*	292,030

		6,738,031

Building Products (0.3%):
721	A.O. Smith Corp.	51,898
909	Allegion plc	54,667
239	Armstrong World Industries, Inc.*	12,734
542	Fortune Brands Home & Security, Inc.	24,834
393	Lennox International, Inc.	42,322
3,360	Masco Corp.	89,611
876	USG Corp.*^	24,344

		300,410

Capital Markets (1.3%):
531	Affiliated Managers Group, Inc.*	116,077
1,466	Ameriprise Financial, Inc.	183,147
345	Artisan Partners Asset Management, Inc.^	16,029
1,175	Bank of New York Mellon Corp. (The)	49,315
387	BlackRock, Inc., Class A+	133,894
7,857	Charles Schwab Corp. (The)	256,532
1,133	Eaton Vance Corp.^	44,334
910	Federated Investors, Inc., Class B^	30,476
49	Interactive Brokers Group, Inc., Class A	2,036
523	Invesco, Ltd.	19,607
1,223	Lazard, Ltd., Class A	68,781
310	Legg Mason, Inc.	15,974

Continued

2

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
800	LPL Financial Holdings, Inc.^	$37,192
1,881	NorthStar Asset Management Group, Inc.	34,780
1,352	SEI Investments Co.	66,289
2,528	T. Rowe Price Group, Inc.	196,501
2,216	TD Ameritrade Holding Corp.	81,593
767	Waddell & Reed Financial, Inc., Class A	36,287

		1,388,844

Chemicals (3.1%):
1,715	Air Products & Chemicals, Inc.	234,663
149	Airgas, Inc.	15,761
63	Ashland, Inc.	7,680
979	Axalta Coating Systems, Ltd.*	32,385
106	Celanese Corp., Series A	7,619
2,283	CF Industries Holdings, Inc.	146,751
61	Cytec Industries, Inc.	3,692
1,465	Dow Chemical Co. (The)	74,964
4,057	E.I. du Pont de Nemours & Co.	259,445
360	Eastman Chemical Co.	29,455
2,561	Ecolab, Inc.	289,572
938	FMC Corp.	49,292
1,260	Huntsman Corp.	27,808
785	International Flavor & Fragrances, Inc.	85,793
3,734	LyondellBasell Industries NV, Class A	386,544
4,618	Monsanto Co.	492,232
85	NewMarket Corp.^	37,731
191	Platform Speciality Products Corp.*	4,886
2,637	PPG Industries, Inc.	302,517
2,330	Praxair, Inc.	278,552
1,293	RPM International, Inc.	63,318
393	Scotts Miracle-Gro Co. (The)	23,270
786	Sherwin Williams Co.^	216,166
452	Sigma Aldrich Corp.	62,986
797	Valspar Corp. (The)^	65,211
706	W.R. Grace & Co.*	70,812

		3,269,105

Commercial Services & Supplies (0.5%):
926	Cintas Corp.	78,330
385	Clean Harbors, Inc.*^	20,690
1,228	Copart, Inc.*	43,569
1,110	Covanta Holding Corp.^	23,521
801	Iron Mountain, Inc.^	24,831
462	KAR Auction Services, Inc.	17,279
758	Pitney Bowes, Inc.	15,774
1,063	R.R. Donnelley & Sons Co.	18,528
896	Rollins, Inc.	25,563
825	Stericycle, Inc.*	110,476
3,570	Tyco International plc	137,374
373	Waste Management, Inc.	17,289

		533,224

Communications Equipment (0.5%):
327	Arista Networks, Inc.*^	26,729
221	Arris Group, Inc.*	6,763
453	CommScope Holding Co., Inc.*	13,821

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
698	F5 Networks, Inc.*	$84,004
205	Harris Corp.	15,767
678	Juniper Networks, Inc.	17,608
2,046	Motorola Solutions, Inc.	117,318
704	Palo Alto Networks, Inc.*^	122,988
2,404	QUALCOMM, Inc.	150,562

		555,560

Construction & Engineering (0.0%):
193	Aecom Technology Corp.*	6,384
393	Quanta Services, Inc.*	11,327

		17,711

Construction Materials (0.1%):
471	Eagle Materials, Inc.	35,952
92	Martin Marietta Materials, Inc.^	13,019
169	Vulcan Materials Co.	14,184

		63,155

Consumer Finance (0.2%):
346	Ally Financial, Inc.*	7,761
1,627	American Express Co.	126,450
83	Credit Acceptance Corp.*	20,433
70	Santander Consumer USA Holdings, Inc.*	1,790
3,799	SLM Corp.*	37,496

		193,930

Containers & Packaging (0.4%):
113	AptarGroup, Inc.^	7,206
822	Avery Dennison Corp.	50,093
1,338	Ball Corp.	93,861
104	Bemis Co., Inc.	4,681
595	Crown Holdings, Inc.*	31,481
1,841	Graphic Packaging Holding Co.	25,645
99	Owens-Illinois, Inc.*	2,271
950	Packaging Corp. of America	59,366
261	Rock-Tenn Co., Class A	15,712
2,035	Sealed Air Corp.	104,558
411	Silgan Holdings, Inc.^	21,684

		416,558

Distributors (0.2%):
1,372	Genuine Parts Co.	122,835
2,951	LKQ Corp.*	89,253

		212,088

Diversified Consumer Services (0.2%):
2,497	H&R Block, Inc.	74,037
1,961	Service Corp. International^	57,712
997	ServiceMaster Global Holdings, Inc.*	36,061

		167,810

Diversified Financial Services (0.8%):
1,173	Berkshire Hathaway, Inc., Class B*	159,657
810	CBOE Holdings, Inc.	46,348
385	IntercontinentalExchange Group, Inc.	86,090
428	Leucadia National Corp.^	10,392
2,655	McGraw-Hill Cos., Inc. (The)	266,695
1,722	Moody’s Corp.	185,907

Continued

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
1,091	MSCI, Inc., Class A	$67,151

		822,240

Diversified Telecommunication Services (1.7%):
334	Level 3 Communications, Inc.*	17,592
36,710	Verizon Communications, Inc.	1,711,053
1	Windstream Holdings, Inc.	3
1,205	Zayo Group Holdings, Inc.*^	30,993

		1,759,641

Electric Utilities (0.0%):
556	ITC Holdings Corp.	17,892

Electrical Equipment (0.6%):
422	Acuity Brands, Inc.	75,952
2,343	AMETEK, Inc.	128,350
207	Babcock & Wilcox Co. (The)	6,790
4,467	Emerson Electric Co.	247,605
75	Hubbell, Inc., Class B	8,121
24	Regal-Beloit Corp.	1,742
1,305	Rockwell Automation, Inc.^	162,655
574	Solarcity Corp.*^	30,738

		661,953

Electronic Equipment, Instruments & Components (0.4%):
2,997	Amphenol Corp., Class A	173,735
1,280	CDW Corp.	43,878
846	Cognex Corp.	40,693
858	FLIR Systems, Inc.	26,444
85	Ingram Micro, Inc., Class A*	2,128
336	IPG Photonics Corp.*^	28,619
350	Jabil Circuit, Inc.	7,452
1,379	Keysight Technologies, Inc.*	43,011
240	National Instruments Corp.	7,070
134	Trimble Navigation, Ltd.*	3,144
502	Zebra Technologies Corp., Class A*	55,747

		431,921

Energy Equipment & Services (0.2%):
747	Dresser-Rand Group, Inc.*	63,630
1,459	FMC Technologies, Inc.*	60,534
168	Oceaneering International, Inc.	7,827
70	RPC, Inc.^	968
1,491	Schlumberger, Ltd.	128,509

		261,468

Entertainment (0.0%):
615	International Game Technology plc*	10,922

Food & Staples Retailing (2.2%):
4,268	Costco Wholesale Corp.	576,436
10,145	CVS Health Corp.	1,064,008
4,755	Kroger Co. (The)	344,785
5,697	Rite AID Corp.*	47,570
1,488	Sprouts Farmers Market, Inc.*^	40,146
1,797	Sysco Corp.^	64,872
1,260	Walgreens Boots Alliance, Inc.	106,394
3,184	Whole Foods Market, Inc.	125,577

		2,369,788

Shares		Fair Value
Common Stocks, continued
Food Products (1.7%):
995	Campbell Soup Co.^	$47,412
564	ConAgra Foods, Inc.	24,658
1,504	Flowers Foods, Inc.^	31,810
5,793	General Mills, Inc.^	322,786
996	Hain Celestial Group, Inc.*^	65,597
1,409	Hershey Co.	125,161
1,298	Hormel Foods Corp.	73,168
86	Ingredion, Inc.	6,864
2,180	Kellogg Co.^	136,686
1,254	Keurig Green Mountain, Inc.^	96,094
5,742	Kraft Foods Group, Inc.	488,873
1,230	McCormick & Co.^	99,569
1,965	Mead Johnson Nutrition Co.	177,282
104	Pilgrim’s Pride Corp.^	2,389
137	Tyson Foods, Inc., Class A^	5,840
1,699	WhiteWave Foods Co., Class A*	83,047

		1,787,236

Health Care Equipment & Supplies (1.8%):
531	Alere, Inc.*	28,010
769	Align Technology, Inc.*	48,224
3,353	Baxter International, Inc.	234,475
2,031	Becton, Dickinson & Co.	287,691
1,015	Boston Scientific Corp.*	17,966
719	C.R. Bard, Inc.	122,733
320	Cooper Cos., Inc. (The)	56,950
348	DENTSPLY International, Inc.	17,939
770	Dexcom, Inc.*	61,585
1,044	Edwards Lifesciences Corp.*	148,697
506	Hill-Rom Holdings, Inc.	27,491
2,385	Hologic, Inc.*	90,773
898	IDEXX Laboratories, Inc.*^	57,598
358	Intuitive Surgical, Inc.*	173,451
1,367	ResMed, Inc.^	77,058
539	Sirona Dental Systems, Inc.*^	54,126
1,539	St. Jude Medical, Inc.	112,455
1,661	Stryker Corp.	158,742
968	Varian Medical Systems, Inc.*	81,631
103	Zimmer Holdings, Inc.	11,251

		1,868,846

Health Care Providers & Services (3.9%):
502	Acadia Healthcare Co., Inc.*	39,322
834	Aetna, Inc.	106,302
2,129	AmerisourceBergen Corp.	226,398
509	Anthem, Inc.	83,547
386	Brookdale Senior Living, Inc.*	13,394
2,901	Cardinal Health, Inc.	242,669
1,142	Catamaran Corp.*	69,753
1,153	Centene Corp.*	92,701
2,497	CIGNA Corp.	404,514
493	DaVita, Inc.*	39,179
1,801	Envision Healthcare Holdings, Inc.*	71,103
5,942	Express Scripts Holding Co.*^	528,481
243	HCA Holdings, Inc.*	22,045
124	Health Net, Inc.*	7,951

Continued

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
805	Henry Schein, Inc.*	$114,407
1,346	Humana, Inc.	257,463
323	Laboratory Corp. of America Holdings*	39,154
43	LifePoint Hospitals, Inc.*	3,739
2,246	McKesson, Inc.	504,923
524	MEDNAX, Inc.*^	38,834
319	Omnicare, Inc.	30,066
457	Patterson Cos., Inc.	22,233
365	Premier, Inc., Class A*	14,038
963	Tenet Healthcare Corp.*	55,738
8,771	UnitedHealth Group, Inc.	1,070,061
161	Universal Health Services, Inc., Class B	22,878
752	VCA Antech, Inc.*	40,913

		4,161,806

Health Care Technology (0.3%):
546	Allscripts Healthcare Solutions, Inc.*^	7,469
374	athenahealth, Inc.*^	42,853
2,907	Cerner Corp.*	200,758
1,297	IMS Health Holdings, Inc.*	39,753
246	Inovalon Holdings, Inc., Class A*	6,863
689	Veeva Systems, Inc., Class A*^	19,313

		317,009

Hotels, Restaurants & Leisure (3.2%):
1,716	Aramark Holdings Corp.	53,145
593	Brinker International, Inc.^	34,186
302	Chipotle Mexican Grill, Inc.*	182,707
344	Choice Hotels International, Inc.^	18,662
243	Darden Restaurants, Inc.	17,272
536	Domino’s Pizza, Inc.^	60,782
919	Dunkin’ Brands Group, Inc.	50,545
580	Extended Stay America, Inc.	10,887
5,038	Hilton Worldwide Holdings, Inc.*	138,797
3,545	Las Vegas Sands Corp.^	186,361
2,033	Marriott International, Inc., Class A^	151,235
9,297	McDonald’s Corp.	883,865
279	MGM Resorts International*	5,092
1,172	Norwegian Cruise Line Holdings, Ltd.*	65,679
246	Panera Bread Co., Class A*^	42,993
686	Six Flags Entertainment Corp.^	30,767
14,554	Starbucks Corp.	780,313
1,658	Starwood Hotels & Resorts Worldwide, Inc.	134,447
1,165	Wyndham Worldwide Corp.	95,425
698	Wynn Resorts, Ltd.^	68,872
4,194	Yum! Brands, Inc.	377,796

		3,389,828

Household Durables (0.6%):
1,319	D.R. Horton, Inc.	36,088
866	GoPro, Inc., Class A*^	45,656
691	Harman International Industries, Inc.	82,188
1,868	Jarden Corp.*	96,668
1,337	Leggett & Platt, Inc.^	65,085
37	Lennar Corp., Class B	1,595
662	Lennar Corp., Class A^	33,788

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
421	Mohawk Industries, Inc.*	$80,369
1,314	Newell Rubbermaid, Inc.	54,019
40	NVR, Inc.*	53,600
572	Tempur-Pedic International, Inc.*^	37,695
595	Toll Brothers, Inc.*	22,723
458	Tupperware Brands Corp.^	29,559
58	Whirlpool Corp.	10,037

		649,070

Household Products (1.0%):
1,281	Church & Dwight Co., Inc.	103,928
1,005	Clorox Co. (The)^	104,540
7,695	Colgate-Palmolive Co.	503,329
2,801	Kimberly-Clark Corp.	296,822
246	Spectrum Brands Holdings, Inc.	25,090

		1,033,709

Independent Power and Renewable Electricity Producers (0.0%):
419	Calpine Corp.*	7,538

Industrial Conglomerates (1.1%):
6,153	3M Co.	949,407
138	Carlisle Cos., Inc.	13,817
1,159	Danaher Corp.	99,199
374	Roper Industries, Inc.	64,500

		1,126,923

Insurance (0.5%):
21	AmTrust Financial Services	1,376
2,734	Aon plc	272,525
905	Arthur J. Gallagher & Co.	42,807
230	Erie Indemnity Co., Class A	18,876
14	Markel Corp.*	11,210
3,120	Marsh & McLennan Cos., Inc.	176,903

		523,697

Internet & Catalog Retail (2.8%):
3,698	Amazon.com, Inc.*	1,605,264
953	Expedia, Inc.^	104,211
4,804	Groupon, Inc.*^	24,164
296	HomeAway, Inc.*	9,212
1,953	Liberty Media Corp. — Interactive, Class A*	54,196
1,352	Liberty Ventures, Inc., Series A*	53,093
588	Netflix, Inc.*	386,281
503	Priceline Group, Inc. (The)*	579,139
1,088	TripAdvisor, Inc.*^	94,808

		2,910,368

Internet Software & Services (6.2%):
1,732	Akamai Technologies, Inc.*	120,928
315	CoStar Group, Inc.*^	63,397
11,783	eBay, Inc.*	709,808
553	Equinix, Inc.	140,462
20,990	Facebook, Inc., Class A*	1,800,206
229	GoDaddy, Inc., Class A*	6,456
2,854	Google, Inc., Class C*	1,485,536
2,796	Google, Inc., Class A*	1,509,952
713	IAC/InterActiveCorp	56,798

Continued

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
648	LendingClub Corp.*	$9,558
1,062	LinkedIn Corp., Class A*	219,441
1,195	Rackspace Hosting, Inc.*	44,442
5,482	Twitter, Inc.*^	198,558
1,004	VeriSign, Inc.*^	61,967
630	Yelp, Inc.*^	27,109
256	Zillow Group, Inc., Class A*^	22,205

		6,476,823

IT Services (5.3%):
6,093	Accenture plc, Class A	589,680
602	Alliance Data Systems Corp.*	175,748
3,657	Automatic Data Processing, Inc.	293,401
177	Black Knight Financial Services, Inc., Class A*	5,464
914	Booz Allen Hamilton Holding Corp.	23,069
1,137	Broadridge Financial Solutions, Inc.	56,861
5,922	Cognizant Technology Solutions Corp., Class A*	361,775
393	CoreLogic, Inc.*	15,598
276	DST Systems, Inc.	34,770
1,185	Fidelity National Information Services, Inc.	73,233
2,297	Fiserv, Inc.*	190,261
891	FleetCor Technologies, Inc.*	139,049
806	Gartner, Inc.*	69,139
1,543	Genpact, Ltd.*	32,912
642	Global Payments, Inc.	66,415
4,888	International Business Machines Corp.	795,082
797	Jack Henry & Associates, Inc.	51,566
56	Leidos Holdings, Inc.	2,261
9,696	MasterCard, Inc., Class A	906,382
2,734	Paychex, Inc.^	128,170
1,103	Sabre Corp.^	26,251
1,024	Teradata Corp.*^	37,888
1,603	Total System Services, Inc.	66,957
1,391	Vantive, Inc., Class A*	53,122
1,104	VeriFone Systems, Inc.*	37,492
18,986	Visa, Inc., Class A^	1,274,911
5,008	Western Union Co.^	101,813
375	Wex, Inc.*	42,739

		5,652,009

Leisure Products (0.2%):
663	Brunswick Corp.	33,720
878	Hasbro, Inc.^	65,666
645	Polaris Industries, Inc.^	95,531
81	Vista Outdoor, Inc.*	3,637

		198,554

Life Sciences Tools & Services (0.8%):
149	Bio-Techne Corp.	14,672
1,036	Bruker Corp.*	21,145
460	Charles River Laboratories International, Inc.*	32,356
1,398	Illumina, Inc.*	305,267
272	Mettler-Toledo International, Inc.*	92,877
171	PerkinElmer, Inc.^	9,001
728	Quintiles Transnational Holdings, Inc.*	52,860
1,302	Thermo Fisher Scientific, Inc.	168,948

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
151	VWR Corp.*^	$4,036
799	Waters Corp.*	102,576

		803,738

Machinery (1.5%):
947	Allison Transmission Holdings, Inc.	27,709
1,019	Caterpillar, Inc.^	86,432
1,309	Cummins, Inc.	171,728
583	Deere & Co.^	56,580
1,192	Donaldson Co., Inc.^	42,674
608	Flowserve Corp.	32,017
571	Graco, Inc.^	40,558
701	IDEX Corp.	55,085
2,903	Illinois Tool Works, Inc.	266,466
180	Ingersoll-Rand plc	12,136
676	Lincoln Electric Holdings, Inc.	41,162
557	Middleby Corp. (The)*	62,512
591	Nordson Corp.^	46,033
3,111	PACCAR, Inc.^	198,513
1,035	Pall Corp.	128,806
610	Parker Hannifin Corp.^	70,961
564	Snap-On, Inc.	89,817
138	Stanley Black & Decker, Inc.	14,523
531	Toro Co.	35,991
21	Valmont Industries, Inc.^	2,496
534	WABCO Holdings, Inc.*^	66,066
938	Wabtec Corp.	88,397

		1,636,662

Media (6.0%):
581	AMC Networks, Inc., Class A*	47,555
283	Cablevision Systems Corp., Class A	6,775
4,774	CBS Corp., Class B	264,957
728	Charter Communications, Inc., Class A*^	124,670
1,124	Cinemark Holdings, Inc.	45,151
232	Clear Channel Outdoor Holdings, Inc., Class A	2,350
3,339	Comcast Corp., Class A	200,140
18,593	Comcast Corp., Class A	1,118,182
4,585	DIRECTV, Inc., Class A*	425,442
2,420	Discovery Communications, Inc., Class C*	75,214
1,375	Discovery Communications, Inc., Class A*^	45,733
1,421	DISH Network Corp., Class A*	96,216
3,992	Interpublic Group of Cos., Inc. (The)	76,926
786	Lamar Advertising Co., Class A	45,179
921	Lions Gate Entertainment Corp.^	34,123
1,413	Live Nation, Inc.*	38,843
597	Madison Square Garden, Inc., Class A*	49,844
182	Morningstar, Inc.^	14,478
2,370	Omnicom Group, Inc.^	164,691
2,051	Pandora Media, Inc.*^	31,873
803	Regal Entertainment Group, Class A^	16,791
887	Scripps Networks Interactive, Class A^	57,983
22,293	Sirius XM Holdings, Inc.*^	83,153
837	Starz — Liberty Capital*^	37,431
2,742	Time Warner Cable, Inc., Class A	488,541
4,119	Time Warner, Inc., Class A	360,042

Continued

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
8,267	Twenty-First Century Fox, Inc.	$269,050
3,176	Twenty-First Century Fox, Inc., Class B	102,331
101	Viacom, Inc., Class A	6,552
3,362	Viacom, Inc., Class B	217,320
16,458	Walt Disney Co. (The)^	1,878,515

		6,426,051

Metals & Mining (0.0%):
316	Compass Minerals International, Inc.	25,956
34	Royal Gold, Inc.	2,094
362	Southern Copper Corp.^	10,646
261	Steel Dynamics, Inc.	5,407
128	Tahoe Resources, Inc.	1,553

		45,656

Multiline Retail (0.7%):
28	Dillard’s, Inc., Class A^	2,945
2,946	Dollar General Corp.	229,022
2,000	Dollar Tree, Inc.*	157,980
880	Family Dollar Stores, Inc.	69,353
2,389	Macy’s, Inc.	161,186
1,362	Nordstrom, Inc.^	101,469
14	Sears Holdings Corp.*^	374
514	Target Corp.	41,958

		764,287

Multi-Utilities (0.0%):
288	Dominion Resources, Inc.^	19,259

Oil, Gas & Consumable Fuels (0.7%):
4,012	Cabot Oil & Gas Corp.	126,538
274	Continental Resources, Inc.*^	11,615
78	CVR Energy, Inc.^	2,936
458	EOG Resources, Inc.	40,098
282	HollyFrontier Corp.	12,039
396	Marathon Petroleum Corp.	20,715
801	Memorial Resource Development Corp.*	15,195
912	ONEOK, Inc.	36,006
109	Range Resources Corp.^	5,382
266	Targa Resources Corp.^	23,733
196	Teekay Shipping Corp.	8,393
75	Tesoro Corp.	6,331
7,265	Williams Cos., Inc. (The)	416,937
130	World Fuel Services Corp.	6,234

		732,152

Paper & Forest Products (0.2%):
3,879	International Paper Co.	184,602

Personal Products (0.2%):
807	Coty, Inc., Class A	25,800
2,035	Estee Lauder Co., Inc. (The), Class A	176,352
606	Herbalife, Ltd.*^	33,385
120	Nu Skin Enterprises, Inc., Class A^	5,656

		241,193

Pharmaceuticals (4.7%):
16,974	AbbVie, Inc.	1,140,483
761	Akorn, Inc.*	33,225

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,721	Allergan plc*	$522,255
16,169	Bristol-Myers Squibb Co.	1,075,885
9,491	Eli Lilly & Co.	792,404
626	Endo International plc*	49,861
1,308	Hospira, Inc.*	116,033
560	Jazz Pharmaceuticals plc*	98,599
33	Jazz Pharmaceuticals plc*	5,810
3,470	Johnson & Johnson Co.	338,186
448	Mallinckrodt plc*	52,739
3,124	Merck & Co., Inc.	177,849
3,457	Mylan NV*	234,592
263	Perrigo Co. plc	48,610
4,850	Zoetis, Inc.	233,867

		4,920,398

Professional Services (0.5%):
104	Dun & Bradstreet Corp.	12,688
1,155	Equifax, Inc.	112,139
572	IHS, Inc., Class A*	73,576
2,460	Nielsen Holdings NV	110,134
1,296	Robert Half International, Inc.	71,928
120	Towers Watson & Co., Class A	15,096
1,640	Verisk Analytics, Inc., Class A*	119,327

		514,888

Real Estate Investment Trusts (REITs) (1.9%):
4,104	American Tower Corp.	382,863
1,359	Boston Properties, Inc.	164,493
140	Columbia Property Trust, Inc.	3,437
302	Communications Sales & Leasing, Inc.	7,465
3,238	Crown Castle International Corp.	260,011
757	Digital Realty Trust, Inc.	50,477
509	Empire State Realty Trust, Inc., Class A	8,684
818	Equity Lifestyle Properties, Inc.	43,010
1,130	Extra Space Storage, Inc.	73,699
667	Federal Realty Investment Trust^	85,436
106	Gaming & Leisure Properties, Inc.	3,886
1,534	Health Care REIT, Inc.	100,676
119	Healthcare Trust of America, Inc., Class A	2,850
483	Omega Healthcare Investors, Inc.	16,581
699	Plum Creek Timber Co., Inc.	28,358
179	Post Properties, Inc.	9,732
1,283	Public Storage, Inc.	236,547
3,020	Simon Property Group, Inc.	522,521
930	Tanger Factory Outlet Centers, Inc.	29,481
223	Taubman Centers, Inc.	15,499
432	Weyerhaeuser Co.	13,608

		2,059,314

Real Estate Management & Development (0.2%):
2,775	CBRE Group, Inc.*	102,675
156	Howard Hughes Corp. (The)*	22,392
317	Jones Lang LaSalle, Inc.	54,207
518	Realogy Holdings Corp.*^	24,201

		203,475

Continued

7

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (1.1%):
34	AMERCO, Inc.	$11,115
1,027	Avis Budget Group, Inc.*	45,270
2,473	CSX Corp.	80,744
201	Genesee & Wyoming, Inc., Class A*	15,312
3,937	Hertz Global Holdings, Inc.*^	71,338
893	J.B. Hunt Transport Services, Inc.	73,306
423	Landstar System, Inc.	28,286
677	Old Dominion Freight Line, Inc.*	46,446
8,493	Union Pacific Corp.	809,978

		1,181,795

Semiconductors & Semiconductor Equipment (2.1%):
909	Altera Corp.	46,541
2,783	Analog Devices, Inc.	178,627
7,072	Applied Materials, Inc.	135,924
3,963	Atmel Corp.	39,055
2,489	Avago Technologies, Ltd.	330,863
392	Broadcom Corp., Class A	20,184
913	Freescale Semiconductor Holdings I, Ltd.*	36,493
70	Freescale Semiconductor, Ltd.*	2,798
3,221	Intel Corp.	97,967
1,552	KLA-Tencor Corp.	87,238
1,097	Lam Research Corp.	89,241
2,323	Linear Technology Corp.	102,746
951	Maxim Integrated Products, Inc.	32,881
1,963	Microchip Technology, Inc.^	93,095
829	Micron Technology, Inc.*	15,618
3,843	ON Semiconductor Corp.*	44,925
1,450	Qorvo, Inc.*	116,392
1,854	Skyworks Solutions, Inc.	193,001
2,431	SunEdison, Inc.*^	72,711
64	Sunpower Corp.*^	1,818
10,091	Texas Instruments, Inc.	519,788
580	Xilinx, Inc.	25,613

		2,283,519

Software (5.1%):
4,853	Adobe Systems, Inc.*	393,142
165	Ansys, Inc.*^	15,055
1,641	Autodesk, Inc.*	82,173
2,839	Cadence Design Systems, Inc.*^	55,815
1,555	CDK Global, Inc.	83,939
1,555	Citrix Systems, Inc.*	109,099
3,052	Electronic Arts, Inc.*	202,958
399	FactSet Research Systems, Inc.^	64,841
1,338	FireEye, Inc.*	65,442
1,386	Fortinet, Inc.*	57,283
1,016	Informatica Corp.*	49,246
2,676	Intuit, Inc.	269,661
780	King Digital Entertainment plc	11,115
44,488	Microsoft Corp.	1,964,144
391	NetSuite, Inc.*^	35,874
18,439	Oracle Corp.	743,091
1,117	PTC, Inc.*	45,819
1,785	Red Hat, Inc.*	135,535
6,363	Salesforce.com, Inc.*	443,056

Shares		Fair Value
Common Stocks, continued
Software, continued
1,492	ServiceNow, Inc.*^	$110,871
619	Solarwinds, Inc.*	28,554
648	Solera Holdings, Inc.	28,875
1,216	Splunk, Inc.*^	84,658
621	SS&C Technologies Holdings, Inc.	38,813
110	Synopsys, Inc.*	5,572
481	Tableau Software, Inc., Class A*	55,459
278	Ultimate Software Group, Inc. (The)*	45,687
795	VMware, Inc., Class A*	68,163
1,029	Workday, Inc., Class A*^	78,605

		5,372,545

Specialty Retail (4.3%):
94	Aaron’s, Inc.	3,404
710	Advance Auto Parts, Inc.^	113,096
707	AutoNation, Inc.*	44,527
303	AutoZone, Inc.*	202,071
1,662	Bed Bath & Beyond, Inc.*^	114,645
47	Cabela’s, Inc., Class A*^	2,349
2,030	CarMax, Inc.*^	134,406
607	CST Brands, Inc.	23,709
615	Dick’s Sporting Goods, Inc.	31,839
43	DSW, Inc., Class A	1,435
1,174	Foot Locker, Inc.^	78,670
2,312	Gap, Inc. (The)^	88,249
857	GNC Holdings, Inc., Class A	38,119
12,599	Home Depot, Inc. (The)	1,400,128
2,401	L Brands, Inc.	205,838
9,231	Lowe’s Cos., Inc.	618,200
608	Michaels Cos., Inc. (The)*^	16,361
27	Murphy USA, Inc.*	1,507
940	Office Depot, Inc.*	8,140
980	O’Reilly Automotive, Inc.*^	221,460
155	Penske Automotive Group, Inc.	8,077
4,004	Ross Stores, Inc.	194,634
1,530	Sally Beauty Holdings, Inc.*	48,317
779	Signet Jewelers, Ltd.	99,899
827	Tiffany & Co.	75,919
6,602	TJX Cos., Inc. (The)	436,854
1,324	Tractor Supply Co.	119,081
624	Ulta Salon, Cosmetics & Fragrance, Inc.*	96,377
949	Urban Outfitters, Inc.*^	33,215
887	Williams-Sonoma, Inc.	72,973

		4,533,499

Technology Hardware, Storage & Peripherals (6.8%):
398	3D Systems Corp.*^	7,769
55,877	Apple, Inc.	7,008,372
1,545	EMC Corp.	40,773
908	NetApp, Inc.	28,656

		7,085,570

Textiles, Apparel & Luxury Goods (1.5%):
506	Carter’s, Inc.	53,788
376	Coach, Inc.^	13,013
334	Fossil Group, Inc.*	23,166

Continued

8

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
3,896	Hanesbrands, Inc.	$129,815
1,192	Kate Spade & Co.*^	25,676
1,082	Lululemon athletica, Inc.*	70,654
1,925	Michael Kors Holdings, Ltd.*	81,023
6,585	Nike, Inc., Class B	711,311
32	Ralph Lauren Corp.	4,236
397	Skechers U.S.A., Inc., Class A*	43,587
1,733	Under Armour, Inc., Class A*	144,602
3,279	VF Corp.	228,677

		1,529,548

Tobacco (1.7%):
17,949	Altria Group, Inc.	877,886
7,483	Philip Morris International, Inc.	599,912
4,005	Reynolds American, Inc.	299,013

		1,776,811

Trading Companies & Distributors (0.4%):
53	Air Lease Corp.^	1,797
2,852	Fastenal Co.^	120,297
1,654	HD Supply Holdings, Inc.*	58,188
142	MSC Industrial Direct Co., Inc., Class A	9,907
941	United Rentals, Inc.*	82,450

Shares or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
650	W.W. Grainger, Inc.^	$153,823
253	Watsco, Inc.	31,306

		457,768

Wireless Telecommunication Services (0.1%):
619	SBA Communications Corp., Class A*	71,167

Total Common Stocks (Cost $61,498,685)		102,788,680

Securities Held as Collateral for Securities on Loan (8.5%):
$9,020,802	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	9,020,802

Total Securities Held as Collateral for Securities on Loan (Cost $9,020,802)		9,020,802

Unaffiliated Investment Company (2.7%):
2,856,372	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	2,856,372

Total Unaffiliated Investment Company (Cost $2,856,372)		2,856,372

Total Investment Securities (Cost $73,375,859)(c) — 108.5%		114,665,854
Net other assets (liabilities) — (8.5)%		(8,944,821)

Net Assets — 100.0%		$105,721,033

Percentages indicated are based on net assets as of June 30, 2015.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $8,879,931.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $124,400 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini September Futures	Long	9/18/15	9	$790,245	$(15,839)
S&P 500 Index E-Mini September Futures	Long	9/18/15	19	1,951,680	(41,803)

Total					$(57,642)

See accompanying notes to the financial statements.

9

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$73,304,513
Investments in affiliates, at cost	71,346

Total Investment securities, at cost	$73,375,859

Investments in non-affiliates, at value	$114,531,960
Investments in affiliates, at value	133,894

Total Investment securities, at value*	$114,665,854
Cash	997
Segregated cash for collateral	124,400
Interest and dividends receivable	91,120
Receivable for capital shares issued	191,671
Receivable for investments sold	14,052,569
Receivable for variation margin on futures contracts	6,020
Prepaid expenses	209

Total Assets	129,132,840

Liabilities:
Payable for investments purchased	14,300,343
Payable for capital shares redeemed	2,470
Payable for collateral received on loaned securities	9,020,802
Manager fees payable	38,967
Administration fees payable	3,715
Distribution fees payable	22,140
Custodian fees payable	2,200
Administrative and compliance services fees payable	45
Trustee fees payable	431
Other accrued liabilities	20,694

Total Liabilities	23,411,807

Net Assets	$105,721,033

Net Assets Consist of:
Capital	$31,592,704
Accumulated net investment income/(loss)	1,595,366
Accumulated net realized gains/(losses) from investment transactions	31,300,610
Net unrealized appreciation/(depreciation) on investments	41,232,353

Net Assets	$105,721,033

Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,967,974
Net Asset Value (offering and redemption price per share)	$17.71

*	Includes securities on loan of $8,879,931.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$945,519
Dividends from affiliates	2,267
Income from securities lending	14,912
Foreign withholding tax	(292)

Total Investment Income	962,406

Expenses:
Manager fees	269,558
Administration fees	23,348
Distribution fees	153,158
Custodian fees	4,273
Administrative and compliance services fees	614
Trustee fees	2,409
Professional fees	3,030
Shareholder reports	657
Other expenses	15,664

Total expenses	472,711

Net Investment Income/(Loss)	489,695

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	17,911,696
Net realized gains/(losses) on futures contracts	60,696
Change in net unrealized appreciation/depreciation on investments	(13,139,138)

Net Realized/Unrealized Gains/(Losses) on Investments	4,833,254

Change in Net Assets Resulting From Operations	$5,322,949

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Russell 1000 Growth Index Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$489,695	$1,089,825
Net realized gains/(losses) on investment transactions	17,972,392	13,598,695
Change in unrealized appreciation/depreciation on investments	(13,139,138)	39,430

Change in net assets resulting from operations	5,322,949	14,727,950

Dividends to Shareholders:
From net investment income	—	(1,219,475)
From net realized gains	—	(8,853,703)

Change in net assets resulting from dividends to shareholders	—	(10,073,178)

Capital Transactions:
Proceeds from shares issued	7,709,666	6,103,472
Proceeds from dividends reinvested	—	10,073,178
Value of shares redeemed	(37,570,658)	(34,906,975)

Change in net assets resulting from capital transactions	(29,860,992)	(18,730,325)

Change in net assets	(24,538,043)	(14,075,553)
Net Assets:
Beginning of period	130,259,076	144,334,629

End of period	$105,721,033	$130,259,076

Accumulated net investment income/(loss)	$1,595,366	$1,105,671

Share Transactions:
Shares issued	433,212	359,122
Dividends reinvested	—	611,237
Shares redeemed	(2,079,024)	(2,079,653)

Change in shares	(1,645,812)	(1,109,294)

See accompanying notes to the financial statements.

11

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	April 30, 2010 to December 31, 2010 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$17.11		$16.55	$12.63	$11.10	$10.95	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.12		0.17	0.18	0.12	0.08	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.48		1.80	3.90	1.48	0.13	0.90

Total from Investment Activities	0.60		1.97	4.08	1.60	0.21	0.95

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.16)	(0.07)	(0.06)	—
Net Realized Gains	—		(1.24)	—	—	—	—

Total Dividends	—		(1.41)	(0.16)	(0.07)	(0.06)	—

Net Asset Value, End of Period	$17.71		$17.11	$16.55	$12.63	$11.10	$10.95

Total Return(b)	3.51	%(c)	12.21%	32.48%	14.40%	1.92%	9.50	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$105,721		$130,259	$144,335	$145,865	$111,887	$105,577
Net Investment Income/(Loss)(d)	0.80%		0.83%	0.89%	1.09%	0.72%	0.87%
Expenses Before Reductions(d) (e)	0.77%		0.78%	0.78%	0.80%	0.84%	0.87%
Expenses Net of Reductions(d)	0.77%		0.78%	0.78%	0.80%	0.84%	0.84%
Portfolio Turnover Rate	13	%(c)	13%	13%	16%	24%	29	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $14.1 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,454 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $2.7 million as of June 30, 2015. The monthly average notional amount for these contracts was $2.7 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$57,642

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$60,696	$(54,304)

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Growth Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $699 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$102,788,680	$—	$102,788,680
Securities Held as Collateral for Securities on Loan	—	9,020,802	9,020,802
Unaffiliated Investment Company	2,856,372	—	2,856,372

Total Investment Securities	105,645,052	9,020,802	114,665,854

Other Financial Instruments:*
Futures Contracts	(57,642)	—	(57,642)

Total Investments	$105,587,410	$9,020,802	$114,608,212

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Growth Index Fund	$15,273,842	$46,449,652

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

16

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $73,528,980. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$41,720,033
Unrealized depreciation	(583,159)

Net unrealized appreciation/(depreciation)	$41,136,874

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Growth Index Fund	$1,219,475	$8,853,703	$10,073,178

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund	$1,628,187	$13,025,316	$—	$54,151,877	$68,805,380

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2015, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Russell 1000 Value Index Fund	$1,000.00	$990.60	$3.80	0.77%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Russell 1000 Value Index Fund	$1,000.00	$1,020.98	$3.86	0.77%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	28.9%
Energy	14.1
Health Care	11.7
Information Technology	10.8
Industrials	9.9
Consumer Staples	6.4
Utilities	5.5
Consumer Discretionary	5.1
Materials	2.9
Telecommunication Services	2.4

Total Common Stocks	97.7
Securities Held as Collateral for Securities on Loan	9.2
Money Market	1.9

Total Investment Securities	108.8
Net other assets (liabilities)	(8.8)

Net Assets	100.0%

1

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Aerospace & Defense (2.2%):
3,916	General Dynamics Corp.	$554,858
1,594	L-3 Communications Holdings, Inc.	180,728
1,481	Lockheed Martin Corp.	275,318
2,611	Northrop Grumman Corp.	414,183
1,179	Orbital Atk, Inc.	86,491
2,165	Precision Castparts Corp.	432,719
5,906	Raytheon Co.	565,086
212	Spirit AeroSystems Holdings, Inc., Class A*	11,683
4,154	Textron, Inc.	185,393
954	Triumph Group, Inc.	62,954
15,644	United Technologies Corp.	1,735,389

		4,504,802

Air Freight & Logistics (0.3%):
3,504	FedEx Corp.	597,082

Airlines (0.0%):
638	Copa Holdings SA, Class A^	52,692
3,802	JetBlue Airways Corp.*	78,930

		131,622

Auto Components (0.4%):
2,847	Gentex Corp.	46,748
5,224	Goodyear Tire & Rubber Co.	157,504
9,898	Johnson Controls, Inc.	490,247
366	Lear Corp.	41,087

		735,586

Automobiles (1.1%):
75,565	Ford Motor Co.	1,134,230
31,105	General Motors Co.	1,036,730
1,825	Harley-Davidson, Inc.	102,839

		2,273,799

Banks (11.4%):
2,969	Associated Banc-Corp.^	60,182
203,251	Bank of America Corp.	3,459,331
845	Bank of Hawaii Corp.^	56,345
2,029	BankUnited, Inc.	72,902
14,122	BB&T Corp.	569,258
529	BOK Financial Corp.^	36,808
3,369	CIT Group, Inc.	156,625
58,721	Citigroup, Inc.	3,243,747
6,036	Citizens Financial Group, Inc.	164,843
931	City National Corp.	84,153
3,446	Comerica, Inc.	176,849
1,594	Commerce Bancshares, Inc.^	74,551
1,057	Cullen/Frost Bankers, Inc.^	83,059
2,784	East West Bancorp, Inc.	124,779
15,675	Fifth Third Bancorp	326,354
4,519	First Horizon National Corp.^	70,813
6,872	First Niagara Financial Group, Inc.^	64,872
2,747	First Republic Bank	173,143
15,648	Huntington Bancshares, Inc.	176,979
71,822	JPMorgan Chase & Co.	4,866,658
16,418	KeyCorp	246,598
2,574	M&T Bank Corp.	321,570
1,972	PacWest Bancorp^	92,211

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,983	People’s United Financial, Inc.^	$96,984
10,024	PNC Financial Services Group, Inc.	958,796
2,004	Popular, Inc.*	57,835
25,941	Regions Financial Corp.	268,749
75	Signature Bank*	10,979
9,991	SunTrust Banks, Inc.	429,813
369	SVB Financial Group*	53,129
2,578	Synovus Financial Corp.	79,454
3,286	TCF Financial Corp.	54,580
32,421	U.S. Bancorp	1,407,071
90,165	Wells Fargo & Co.	5,070,879
3,933	Zions Bancorp	124,814

		23,315,713

Beverages (0.1%):
171	Brown-Forman Corp., Class B	17,131
38	Brown-Forman Corp., Class A	4,234
2,669	Molson Coors Brewing Co., Class B	186,323

		207,688

Biotechnology (0.0%):
420	Alkermes plc*	27,022
75	Alkermes plc*	4,826
262	Alnylam Pharmaceuticals, Inc.*	31,406

		63,254

Building Products (0.1%):
282	Armstrong World Industries, Inc.*	15,025
2,006	Fortune Brands Home & Security, Inc.	91,915
2,284	Owens Corning, Inc.	94,215

		201,155

Capital Markets (3.3%):
587	Ameriprise Financial, Inc.	73,334
19,361	Bank of New York Mellon Corp. (The)	812,581
1,655	BlackRock, Inc., Class A+	572,597
6,497	Charles Schwab Corp. (The)	212,127
5,611	E*TRADE Financial Corp.*	168,049
7,507	Franklin Resources, Inc.	368,068
8,361	Goldman Sachs Group, Inc. (The)	1,745,694
1,018	Interactive Brokers Group, Inc., Class A^	42,308
7,313	Invesco, Ltd.	274,164
1,260	Legg Mason, Inc.	64,928
29,668	Morgan Stanley	1,150,822
4,517	Northern Trust Corp.	345,370
2,473	Raymond James Financial, Inc.	147,341
7,968	State Street Corp.	613,536
765	TD Ameritrade Holding Corp.	28,167
102	Waddell & Reed Financial, Inc., Class A	4,826

		6,623,912

Chemicals (1.6%):
736	Air Products & Chemicals, Inc.	100,707
1,020	Airgas, Inc.	107,896
2,172	Albemarle Corp.	120,046
1,184	Ashland, Inc.	144,330
1,204	Cabot Corp.	44,897
2,756	Celanese Corp., Series A	198,101

Continued

2

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,260	Cytec Industries, Inc.	$76,268
19,390	Dow Chemical Co. (The)	992,185
9,426	E.I. du Pont de Nemours & Co.	602,792
2,161	Eastman Chemical Co.	176,813
714	FMC Corp.	37,521
1,452	Huntsman Corp.	32,046
6,743	Mosaic Co. (The)	315,910
1,955	Platform Speciality Products Corp.*	50,009
932	Praxair, Inc.	111,421
90	Scotts Miracle-Gro Co. (The)	5,329
1,415	Sigma Aldrich Corp.	197,180
779	Westlake Chemical Corp.	53,432

		3,366,883

Commercial Services & Supplies (0.5%):
3,316	ADT Corp. (The)^	111,318
368	Clean Harbors, Inc.*^	19,776
2,265	Corrections Corp. of America^	74,926
2,478	Iron Mountain, Inc.^	76,818
1,822	KAR Auction Services, Inc.	68,143
2,393	Pitney Bowes, Inc.	49,798
1,918	R.R. Donnelley & Sons Co.	33,431
4,693	Republic Services, Inc., Class A	183,825
1,027	Tyco International plc	39,519
2,398	Waste Connections, Inc.	112,994
8,117	Waste Management, Inc.	376,223

		1,146,771

Communications Equipment (2.4%):
2,193	Arris Group, Inc.*	67,106
8,088	Brocade Communications Systems, Inc.	96,085
98,429	Cisco Systems, Inc.	2,702,860
1,135	CommScope Holding Co., Inc.*	34,629
854	EchoStar Corp., Class A*	41,573
1,992	Harris Corp.	153,205
4,608	JDS Uniphase Corp.*^	53,361
6,289	Juniper Networks, Inc.	163,325
26,754	QUALCOMM, Inc.	1,675,603

		4,987,747

Construction & Engineering (0.2%):
2,527	Aecom Technology Corp.*^	83,593
1,896	Chicago Bridge & Iron Co. NV	94,876
2,837	Fluor Corp.	150,389
2,431	Jacobs Engineering Group, Inc.*^	98,747
2,792	KBR, Inc.^	54,388
3,175	Quanta Services, Inc.*	91,504

		573,497

Construction Materials (0.2%):
1,124	Martin Marietta Materials, Inc.	159,057
2,232	Vulcan Materials Co.	187,332

		346,389

Consumer Finance (1.4%):
8,630	Ally Financial, Inc.*	193,571
13,480	American Express Co.	1,047,665
10,576	Capital One Financial Corp.	930,371

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
8,564	Discover Financial Services	$493,458
7,529	Navient Corp.	137,103
1,591	Santander Consumer USA Holdings, Inc.*	40,682
660	SLM Corp.*	6,514
1,009	Springleaf Holdings, Inc.*	46,323
2,486	Synchrony Financial*^	81,864

		2,977,551

Containers & Packaging (0.3%):
988	AptarGroup, Inc.^	63,005
124	Avery Dennison Corp.	7,557
1,681	Bemis Co., Inc.^	75,662
1,509	Crown Holdings, Inc.*	79,841
2,693	Graphic Packaging Holding Co.	37,513
3,248	MeadWestvaco Corp.	153,272
2,925	Owens-Illinois, Inc.*	67,100
2,205	Rock-Tenn Co., Class A	132,741
1,953	Sonoco Products Co.	83,706

		700,397

Distributors (0.0%):
196	Genuine Parts Co.	17,548

Diversified Consumer Services (0.0%):
68	Graham Holdings Co., Class B	73,103
347	H&R Block, Inc.	10,289

		83,392

Diversified Financial Services (2.9%):
33,655	Berkshire Hathaway, Inc., Class B*	4,580,782
6,205	CME Group, Inc.	577,437
1,388	IntercontinentalExchange Group, Inc.	310,371
5,507	Leucadia National Corp.^	133,710
2,241	NASDAQ OMX Group, Inc. (The)	109,383
4,432	Voya Financial, Inc.	205,955

		5,917,638

Diversified Telecommunication Services (2.2%):
100,502	AT&T, Inc.^	3,569,832
10,911	CenturyLink, Inc.	320,565
19,418	Frontier Communications Corp.^	96,119
4,932	Level 3 Communications, Inc.*	259,768
5,684	Verizon Communications, Inc.	264,931
376	Zayo Group Holdings, Inc.*^	9,671

		4,520,886

Electric Utilities (2.8%):
9,482	American Electric Power Co., Inc.	502,262
13,384	Duke Energy Corp.	945,177
6,306	Edison International	350,487
3,475	Entergy Corp.	244,988
6,148	Eversource Energy	279,181
16,668	Exelon Corp.^	523,709
8,168	FirstEnergy Corp.	265,868
2,986	Great Plains Energy, Inc.^	72,142
2,079	Hawaiian Electric Industries, Inc.^	61,809
1,896	ITC Holdings Corp.	61,013
8,596	NextEra Energy, Inc.	842,666

Continued

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
3,863	OGE Energy Corp.	$110,366
4,898	Pepco Holdings, Inc.	131,952
2,144	Pinnacle West Capital Corp.	121,972
12,931	PPL Corp.	381,077
17,578	Southern Co. (The)^	736,518
2,573	Westar Energy, Inc.	88,048

		5,719,235

Electrical Equipment (0.5%):
1,659	Babcock & Wilcox Co. (The)	54,415
9,040	Eaton Corp. plc	610,110
4,023	Emerson Electric Co.	222,995
972	Hubbell, Inc., Class B	105,248
822	Regal-Beloit Corp.	59,669

		1,052,437

Electronic Equipment, Instruments & Components (0.5%):
1,852	Arrow Electronics, Inc.*	103,342
2,629	Avnet, Inc.	108,078
24,358	Corning, Inc.	480,583
950	Dolby Laboratories, Inc., Class A	37,696
1,001	FLIR Systems, Inc.	30,851
2,855	Ingram Micro, Inc., Class A*	71,461
3,053	Jabil Circuit, Inc.	64,998
521	Keysight Technologies, Inc.*	16,250
1,698	National Instruments Corp.	50,023
4,756	Trimble Navigation, Ltd.*	111,576

		1,074,858

Energy Equipment & Services (2.3%):
8,413	Baker Hughes, Inc.	519,082
3,705	Cameron International Corp.*^	194,031
1,243	Diamond Offshore Drilling, Inc.^	32,082
754	Dril-Quip, Inc.*	56,739
4,535	Ensco plc, Class A, ADR	100,995
1,560	FMC Technologies, Inc.*	64,724
553	Frank’s International NV	10,419
117	Frank’s International NV	2,204
16,468	Halliburton Co.	709,277
1,867	Helmerich & Payne, Inc.^	131,474
6,394	Nabors Industries, Ltd.	92,265
7,507	National-Oilwell Varco, Inc.^	362,438
4,683	Noble Corp. plc	72,071
1,577	Oceaneering International, Inc.	73,472
2,842	Patterson-UTI Energy, Inc.	53,472
2,415	Rowan Cos. plc, Class A	50,981
974	RPC, Inc.	13,470
21,601	Schlumberger, Ltd.	1,861,790
7,232	Seadrill, Ltd.^	74,779
2,914	Superior Energy Services, Inc.^	61,311

		4,537,076

Entertainment (0.0%):
596	International Game Technology plc*	10,585

Food & Staples Retailing (1.9%):
1,595	CVS Health Corp.	167,284
7,770	Rite AID Corp.*	64,880

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
7,906	Sysco Corp.^	$285,407
14,126	Walgreens Boots Alliance, Inc.	1,192,799
30,571	Wal-Mart Stores, Inc.	2,168,400
583	Whole Foods Market, Inc.	22,994

		3,901,764

Food Products (1.6%):
12,007	Archer-Daniels-Midland Co.	578,978
2,780	Bunge, Ltd.	244,084
1,385	Campbell Soup Co.^	65,995
7,141	ConAgra Foods, Inc.	312,205
368	Flowers Foods, Inc.	7,783
1,210	Ingredion, Inc.	96,570
2,316	J.M. Smucker Co. (The)^	251,078
464	Kellogg Co.^	29,093
31,481	Mondelez International, Inc., Class A	1,295,127
1,140	Pilgrim’s Pride Corp.^	26,186
2,256	Pinnacle Foods, Inc.	102,738
5,420	Tyson Foods, Inc., Class A^	231,055

		3,240,892

Gas Utilities (0.2%):
2,322	AGL Resources, Inc.	108,112
1,956	Atmos Energy Corp.	100,304
1,634	National Fuel Gas Co.^	96,226
3,401	Questar Corp.	71,115
3,339	UGI Corp.	115,029

		490,786

Health Care Equipment & Supplies (2.6%):
28,813	Abbott Laboratories	1,414,142
590	Alere, Inc.*	31,123
3,845	Baxter International, Inc.	268,881
23,887	Boston Scientific Corp.*	422,800
298	Cooper Cos., Inc. (The)	53,035
2,014	DENTSPLY International, Inc.	103,822
89	Hill-Rom Holdings, Inc.	4,835
27,580	Medtronic plc	2,043,677
2,373	St. Jude Medical, Inc.	173,395
3,223	Stryker Corp.	308,022
804	Teleflex, Inc.^	108,902
3,098	Zimmer Holdings, Inc.	338,395

		5,271,029

Health Care Providers & Services (1.8%):
5,096	Aetna, Inc.	649,536
4,084	Anthem, Inc.	670,347
3,603	Apple Hospitality REIT, Inc.	67,989
2,795	Brookdale Senior Living, Inc.*	96,987
615	Cardinal Health, Inc.	51,445
1,748	Catamaran Corp.*	106,768
2,301	Community Health Systems, Inc.*	144,894
2,432	DaVita, Inc.*	193,271
2,259	Express Scripts Holding Co.*^	200,915
5,721	HCA Holdings, Inc.*	519,009
1,247	Health Net, Inc.*	79,958
215	Humana, Inc.	41,125

Continued

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
1,300	Laboratory Corp. of America Holdings*	$157,586
774	LifePoint Hospitals, Inc.*	67,299
766	MEDNAX, Inc.*^	56,768
1,240	Omnicare, Inc.^	116,870
755	Patterson Cos., Inc.	36,731
2,780	Quest Diagnostics, Inc.^	201,606
922	UnitedHealth Group, Inc.	112,484
1,458	Universal Health Services, Inc., Class B	207,182
91	VCA Antech, Inc.*	4,951

		3,783,721

Health Care Technology (0.0%):
2,412	Allscripts Healthcare Solutions, Inc.*^	32,996

Hotels, Restaurants & Leisure (0.5%):
318	Aramark Holdings Corp.	9,848
8,221	Carnival Corp.	406,036
1,951	Darden Restaurants, Inc.	138,678
660	Hyatt Hotels Corp., Class A*^	37,415
8,016	MGM Resorts International*	146,293
206	Norwegian Cruise Line Holdings, Ltd.*	11,544
3,314	Royal Caribbean Cruises, Ltd.	260,779
5,269	Wendy’s Co. (The)^	59,434
181	Wynn Resorts, Ltd.	17,859

		1,087,886

Household Durables (0.4%):
3,723	D.R. Horton, Inc.	101,861
2,293	Garmin, Ltd.	100,731
2,047	Lennar Corp., Class A^	104,479
115	Lennar Corp., Class B	4,959
357	Mohawk Industries, Inc.*	68,151
2,580	Newell Rubbermaid, Inc.	106,064
7,057	PulteGroup, Inc.^	142,199
2,213	Toll Brothers, Inc.*	84,514
53	Tupperware Brands Corp.	3,421
1,409	Whirlpool Corp.	243,827

		960,206

Household Products (2.2%):
526	Clorox Co. (The)^	54,715
2,154	Colgate-Palmolive Co.	140,893
1,204	Energizer Holdings, Inc.	158,386
1,459	Kimberly-Clark Corp.	154,610
52,506	Procter & Gamble Co. (The)	4,108,070

		4,616,674

Independent Power and Renewable Electricity Producers (0.2%):
13,208	AES Corp. (The)	175,139
6,371	Calpine Corp.*	114,614
6,455	NRG Energy, Inc.	147,690
939	TerraForm Power, Inc., Class A	35,663

		473,106

Industrial Conglomerates (3.2%):
986	Carlisle Cos., Inc.	98,718
9,670	Danaher Corp.	827,655
195,003	General Electric Co.	5,181,231

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
1,201	Roper Industries, Inc.	$207,124

		6,314,728

Insurance (5.4%):
6,321	ACE, Ltd.	642,719
8,398	AFLAC, Inc.	522,356
310	Alleghany Corp.*	145,316
1,848	Allied World Assurance Co. Holdings AG	79,871
7,916	Allstate Corp. (The)	513,511
1,335	American Financial Group, Inc.	86,828
25,806	American International Group, Inc.	1,595,327
139	American National Insurance Co.	14,222
702	AmTrust Financial Services	45,988
2,401	Arch Capital Group, Ltd.*	160,770
1,447	Arthur J. Gallagher & Co.	68,443
1,193	Aspen Insurance Holdings, Ltd.	57,145
1,315	Assurant, Inc.	88,105
2,921	Assured Guaranty, Ltd.	70,075
1,954	Axis Capital Holdings, Ltd.	104,285
2,269	Brown & Brown, Inc.^	74,559
4,447	Chubb Corp. (The)	423,088
3,181	Cincinnati Financial Corp.	159,623
526	CNA Financial Corp.	20,098
874	Endurance Specialty Holdings, Ltd.^	57,422
860	Everest Re Group, Ltd.	156,529
5,428	FNF Group	200,782
9,627	Genworth Financial, Inc., Class A*	72,876
856	Hanover Insurance Group, Inc. (The)	63,370
8,128	Hartford Financial Services Group, Inc. (The)	337,881
1,853	HCC Insurance Holdings, Inc.	142,385
4,897	Lincoln National Corp.	290,000
6,026	Loews Corp.	232,061
243	Markel Corp.*^	194,565
4,167	Marsh & McLennan Cos., Inc.	236,269
537	Mercury General Corp.^	29,884
18,130	MetLife, Inc.	1,015,099
5,055	Old Republic International Corp.^	79,010
924	PartnerRe, Ltd.	118,734
5,698	Principal Financial Group, Inc.	292,250
1,065	ProAssurance Corp.	49,214
11,356	Progressive Corp. (The)	316,037
8,768	Prudential Financial, Inc.	767,375
1,282	Reinsurance Group of America, Inc.	121,623
892	RenaissanceRe Holdings, Ltd.	90,547
817	StanCorp Financial Group, Inc.	61,773
2,441	Torchmark Corp.^	142,115
6,168	Travelers Cos., Inc. (The)	596,199
4,829	UnumProvident Corp.	172,637
1,637	Validus Holdings, Ltd.	72,012
1,882	W.R. Berkley Corp.	97,732
116	White Mountains Insurance Group, Ltd.	75,973
5,935	XL Group plc	220,782

		11,175,465

Continued

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.1%):
1,248	HomeAway, Inc.*	$38,838
5,250	Liberty Media Corp. — Interactive, Class A*	145,687

		184,525

Internet Software & Services (0.4%):
18,162	Yahoo!, Inc.*	713,585
343	Zillow Group, Inc., Class A*	29,752

		743,337

IT Services (1.2%):
2,993	Amdocs, Ltd.	163,388
1,791	Automatic Data Processing, Inc.	143,692
50	Black Knight Financial Services, Inc., Class A*	1,544
130	Booz Allen Hamilton Holding Corp.	3,281
2,686	Computer Sciences Corp.	176,309
962	CoreLogic, Inc.*	38,182
162	DST Systems, Inc.	20,409
3,122	Fidelity National Information Services, Inc.	192,940
7,821	International Business Machines Corp.	1,272,163
1,181	Leidos Holdings, Inc.^	47,677
804	Paychex, Inc.^	37,692
707	Teradata Corp.*^	26,159
21,365	Xerox Corp.	227,323

		2,350,759

Leisure Products (0.1%):
472	Brunswick Corp.	24,006
406	Hasbro, Inc.^	30,365
6,548	Mattel, Inc.^	168,218
1,076	Vista Outdoor, Inc.*	48,312

		270,901

Life Sciences Tools & Services (0.7%):
6,445	Agilent Technologies, Inc.	248,648
400	Bio-Rad Laboratories, Inc., Class A*	60,244
423	Bio-Techne Corp.	41,653
1,833	PerkinElmer, Inc.^	96,489
4,491	QIAGEN NV*^	111,332
82	Quintiles Transnational Holdings, Inc.*	5,954
5,108	Thermo Fisher Scientific, Inc.	662,814
225	VWR Corp.*^	6,014

		1,233,148

Machinery (1.9%):
1,468	AGCO Corp.^	83,353
1,590	Allison Transmission Holdings, Inc.	46,523
9,650	Caterpillar, Inc.^	818,512
1,944	Colfax Corp.*	89,716
932	Crane Co.	54,736
899	Cummins, Inc.	117,940
5,299	Deere & Co.^	514,268
249	Donaldson Co., Inc.^	8,914
3,104	Dover Corp.	217,839
1,390	Flowserve Corp.	73,197
119	IDEX Corp.	9,351
4,765	Ingersoll-Rand plc	321,256
1,727	ITT Corp.	72,258
1,885	Joy Global, Inc.^	68,237

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,535	Kennametal, Inc.^	$52,374
116	Lincoln Electric Holdings, Inc.	7,063
1,514	Oshkosh Corp.^	64,163
660	PACCAR, Inc.^	42,115
1,469	Parker Hannifin Corp.^	170,889
3,477	Pentair, plc	239,044
794	SPX Corp.	57,478
2,702	Stanley Black & Decker, Inc.	284,358
2,035	Terex Corp.^	47,314
2,635	The Manitowoc Co., Inc.	51,646
1,522	Timken Co.	55,660
2,999	Trinity Industries, Inc.^	79,264
432	Valmont Industries, Inc.^	51,352
3,511	Xylem, Inc.	130,153

		3,828,973

Marine (0.0%):
1,080	Kirby Corp.*	82,793

Media (1.2%):
3,355	Cablevision Systems Corp., Class A	80,319
518	Clear Channel Outdoor Holdings, Inc., Class A^	5,247
716	Comcast Corp., Class A	42,917
3,986	Comcast Corp., Class A	239,718
477	Discovery Communications, Inc., Class C*	14,825
271	Discovery Communications, Inc., Class A*	9,013
1,378	DISH Network Corp., Class A*	93,304
2,196	Gannett Co., Inc.*^	30,715
881	John Wiley & Sons, Inc., Class A	47,900
506	Liberty Broadband Corp., Class A*^	25,791
1,285	Liberty Broadband Corp., Class C*	65,741
2,024	Liberty Media Corp.*^	72,945
3,881	Liberty Media Corp., Class C*	139,328
2,340	News Corp., Class B*	33,322
7,424	News Corp., Class A*	108,316
4,391	Tegna, Inc.	140,819
6,380	Thomson Reuters Corp.	242,886
7,740	Time Warner, Inc., Class A	676,554
1,561	Tribune Media Co., Class A	83,342
7,870	Twenty-First Century Fox, Inc.	256,129
3,024	Twenty-First Century Fox, Inc., Class B	97,433

		2,506,564

Metals & Mining (0.8%):
23,658	Alcoa, Inc.	263,787
2,114	Allegheny Technologies, Inc.^	63,843
20,129	Freeport-McMoRan Copper & Gold, Inc.^	374,802
9,674	Newmont Mining Corp.	225,985
6,177	Nucor Corp.^	272,220
1,438	Reliance Steel & Aluminum Co.	86,970
1,188	Royal Gold, Inc.	73,169
1,487	Southern Copper Corp.	43,733
4,161	Steel Dynamics, Inc.	86,195
2,706	Tahoe Resources, Inc.	32,824
2,820	United States Steel Corp.^	58,148

		1,581,676

Continued

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.7%):
407	Dillard’s, Inc., Class A^	$42,812
119	Family Dollar Stores, Inc.	9,378
5,906	J.C. Penney Co., Inc.*	50,024
3,933	Kohl’s Corp.^	246,245
1,845	Macy’s, Inc.	124,482
230	Sears Holdings Corp.*^	6,141
11,332	Target Corp.	925,032

		1,404,114

Multi-Utilities (2.2%):
2,187	Alliant Energy Corp.^	126,234
4,696	Ameren Corp.	176,945
8,326	CenterPoint Energy, Inc.	158,444
5,378	CMS Energy Corp.	171,236
5,669	Consolidated Edison, Inc.^	328,122
10,898	Dominion Resources, Inc.^	728,750
3,471	DTE Energy Co.	259,075
3,770	MDU Resources Group, Inc.^	73,628
6,143	NiSource, Inc.	280,059
9,274	PG&E Corp.	455,353
9,791	Public Service Enterprise Group, Inc.	384,590
2,766	SCANA Corp.	140,098
4,792	Sempra Energy	474,120
4,551	TECO Energy, Inc.	80,371
1,600	Vectren Corp.	61,568
6,111	WEC Energy Group, Inc.	274,818
9,811	Xcel Energy, Inc.	315,718

		4,489,129

Oil & Gas Equipment and Services (0.1%):
14,995	Weatherford International plc*	183,989

Oil, Gas & Consumable Fuels (11.7%):
9,831	Anadarko Petroleum Corp.	767,408
1,350	Antero Resources Corp.*	46,359
7,299	Apache Corp.	420,641
6,086	California Resources Corp.	36,759
4,579	Cheniere Energy, Inc.*	317,142
11,354	Chesapeake Energy Corp.^	126,824
36,394	Chevron Corp.	3,510,928
1,831	Cimarex Energy Co.	201,978
7,097	Cobalt International Energy, Inc.*^	68,912
2,323	Concho Resources, Inc.*	264,497
23,862	ConocoPhillips^	1,465,365
4,429	CONSOL Energy, Inc.^	96,286
1,114	Continental Resources, Inc.*	47,222
204	CVR Energy, Inc.^	7,679
7,022	Denbury Resources, Inc.^	44,660
7,957	Devon Energy Corp.	473,362
1,220	Diamondback Energy, Inc.*	91,964
1,415	Energen Corp.	96,645
9,711	EOG Resources, Inc.	850,198
729	EP Energy Corp., Class A*^	9,280
2,949	EQT Corp.	239,872
80,919	Exxon Mobil Corp.	6,732,460
1,741	Golar LNG, Ltd.^	81,479
1,871	Gulfport Energy Corp.*	75,308

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,880	Hess Corp.^	$326,374
3,207	HollyFrontier Corp.^	136,907
34,557	Kinder Morgan, Inc.^	1,326,643
3,052	Kosmos Energy, Ltd.*	25,728
2,384	Laredo Petroleum Holdings, Inc.*^	29,991
13,063	Marathon Oil Corp.	346,692
9,726	Marathon Petroleum Corp.	508,767
3,445	Murphy Oil Corp.^	143,209
3,151	Newfield Exploration Co.*	113,814
7,511	Noble Energy, Inc.	320,569
14,866	Occidental Petroleum Corp.	1,156,129
2,223	ONEOK, Inc.	87,764
1,666	PBF Energy, Inc., Class A	47,348
10,483	Phillips 66	844,510
2,890	Pioneer Natural Resources Co.	400,814
3,419	QEP Resources, Inc.	63,286
3,057	Range Resources Corp.	150,955
1,306	SM Energy Co.	60,233
7,443	Southwestern Energy Co.*	169,179
12,993	Spectra Energy Corp.^	423,572
556	Targa Resources Corp.	49,606
553	Teekay Shipping Corp.	23,679
2,287	Tesoro Corp.	193,046
9,844	Valero Energy Corp.	616,234
3,951	Whiting Petroleum Corp.*	132,754
1,119	World Fuel Services Corp.	53,656
4,037	WPX Energy, Inc.*^	49,574

		23,874,261

Paper & Forest Products (0.0%):
1,233	Domtar Corp.	51,046
408	International Paper Co.	19,417

		70,463

Personal Products (0.0%):
8,421	Avon Products, Inc.^	52,715
209	Herbalife, Ltd.*	11,514
897	Nu Skin Enterprises, Inc., Class A	42,276

		106,505

Pharmaceuticals (6.6%):
4,163	Allergan plc*	1,263,304
2,211	Endo International plc*	176,106
736	Hospira, Inc.*	65,291
46,745	Johnson & Johnson Co.	4,555,767
1,372	Mallinckrodt plc*	161,512
48,445	Merck & Co., Inc.	2,757,974
1,237	Mylan NV*	83,943
2,308	Perrigo Co. plc	426,588
119,172	Pfizer, Inc.	3,995,836

		13,486,321

Professional Services (0.2%):
491	Dun & Bradstreet Corp.	59,902
192	IHS, Inc., Class A*	24,697
1,514	Manpower, Inc.	135,321
2,216	Nielsen Holdings NV	99,210

Continued

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
1,103	Towers Watson & Co., Class A^	$138,758

		457,888

Real Estate Investment Trusts (REITs) (4.3%):
1,395	Alexandria Real Estate Equities, Inc.	122,007
2,174	American Campus Communities, Inc.	81,938
6,828	American Capital Agency Corp.	125,430
3,207	American Homes 4 Rent, Class A^	51,440
17,519	American Realty Capital Properties, Inc.	142,429
18,342	Annaly Capital Management, Inc.	168,563
3,025	Apartment Investment & Management Co., Class A	111,713
2,559	AvalonBay Communities, Inc.^	409,108
3,940	BioMed Realty Trust, Inc.	76,200
259	Boston Properties, Inc.	31,349
3,514	Brandywine Realty Trust	46,666
3,349	Brixmor Property Group, Inc.	77,462
1,681	Camden Property Trust^	124,865
3,232	CBL & Associates Properties, Inc.	52,358
3,979	Chimera Investment Corp.	54,552
2,121	Columbia Property Trust, Inc.	52,071
2,384	Communications Sales & Leasing, Inc.^	58,932
1,846	Corporate Office Properties Trust	43,455
5,862	DDR Corp.	90,627
1,120	Digital Realty Trust, Inc.^	74,682
2,823	Douglas Emmett, Inc.^	76,052
6,678	Duke Realty Corp.	124,010
1,141	Empire State Realty Trust, Inc., Class A	19,465
2,511	Equity Commonwealth*	64,457
7,045	Equity Residential Property Trust	494,349
1,265	Essex Property Trust, Inc.	268,813
1,476	Gaming & Leisure Properties, Inc.^	54,110
11,168	General Growth Properties, Inc.	286,571
8,935	HCP, Inc.	325,859
3,726	Health Care REIT, Inc.	244,537
2,199	Healthcare Trust of America, Inc., Class A	52,666
1,121	Home Properties, Inc.	81,889
2,903	Hospitality Properties Trust	83,664
14,664	Host Hotels & Resorts, Inc.^	290,787
1,705	Kilroy Realty Corp.^	114,491
7,989	Kimco Realty Corp.	180,072
2,893	Liberty Property Trust	93,212
3,063	Macerich Co. (The)	228,500
7,169	MFA Financial, Inc.^	52,979
1,459	Mid-America Apartment Communities, Inc.	106,230
2,594	National Retail Properties, Inc.^	90,816
6,713	NorthStar Realty Finance Corp.	106,737
2,575	Omega Healthcare Investors, Inc.	88,400
2,660	Outfront Media, Inc.	67,138
3,457	Paramount Group, Inc.	59,322
2,988	Piedmont Office Realty Trust, Inc., Class A	52,559
2,006	Plum Creek Timber Co., Inc.	81,383
701	Post Properties, Inc.	38,113
10,143	ProLogis, Inc.	376,305
244	Public Storage, Inc.	44,986

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
2,456	Rayonier, Inc.	$62,751
4,501	Realty Income Corp.^	199,799
1,826	Regency Centers Corp.	107,697
4,591	Retail Properties of America, Inc., Class A	63,953
4,549	Senior Housing Properties Trust	79,835
1,928	SL Green Realty Corp.^	211,868
8,544	Spirit Realty Capital, Inc.	82,620
4,609	Starwood Property Trust, Inc.^	99,416
702	Taubman Centers, Inc.	48,789
7,095	Two Harbors Investment Corp.	69,105
5,018	UDR, Inc.	160,727
6,137	Ventas, Inc.	381,047
3,644	Vornado Realty Trust	345,925
2,398	Weingarten Realty Investors^	78,391
9,159	Weyerhaeuser Co.	288,509
2,020	WP Carey, Inc.^	119,059
3,586	WP Glimcher, Inc.	48,519

		8,692,329

Real Estate Management & Development (0.1%):
4,227	Forest City Enterprises, Inc., Class A*	93,416
459	Howard Hughes Corp. (The)*	65,885
237	Jones Lang LaSalle, Inc.	40,527
1,804	Realogy Holdings Corp.*^	84,283

		284,111

Road & Rail (0.6%):
74	AMERCO, Inc.	24,191
14,188	CSX Corp.	463,238
627	Genesee & Wyoming, Inc., Class A*	47,765
2,140	Kansas City Southern	195,168
5,900	Norfolk Southern Corp.	515,424
1,032	Ryder System, Inc.	90,166

		1,335,952

Semiconductors & Semiconductor Equipment (2.4%):
4,015	Altera Corp.	205,568
516	Analog Devices, Inc.	33,119
9,725	Applied Materials, Inc.	186,915
9,912	Broadcom Corp., Class A	510,369
2,112	Cree, Inc.*^	54,975
6,424	Cypress Semiconductor Corp.	75,546
1,463	First Solar, Inc.*^	68,732
84	Freescale Semiconductor Holdings I, Ltd.*	3,357
93	Freescale Semiconductor, Ltd.*	3,717
85,386	Intel Corp.	2,597,015
877	Lam Research Corp.	71,344
8,768	Marvell Technology Group, Ltd.	115,607
3,601	Maxim Integrated Products, Inc.	124,505
19,278	Micron Technology, Inc.*	363,198
10,413	NVIDIA Corp.^	209,405
640	ON Semiconductor Corp.*	7,482
422	SunEdison, Inc.*^	12,622
979	Sunpower Corp.*^	27,813
4,153	Teradyne, Inc.	80,111
3,850	Xilinx, Inc.	170,016

		4,921,416

Continued

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software (2.5%):
9,766	Activision Blizzard, Inc.	$236,435
1,410	Ansys, Inc.*^	128,648
1,133	Autodesk, Inc.*	56,735
6,112	CA, Inc.^	179,020
67,791	Microsoft Corp.	2,992,974
4,899	Nuance Communications, Inc.*	85,781
24,528	Oracle Corp.	988,478
144	SS&C Technologies Holdings, Inc.	9,000
13,175	Symantec Corp.	306,319
2,783	Synopsys, Inc.*	140,959
14,869	Zynga, Inc.*	42,525

		5,166,874

Specialty Retail (0.4%):
1,081	Aaron’s, Inc.	39,143
5,874	Best Buy Co., Inc.^	191,551
883	Cabela’s, Inc., Class A*^	44,132
241	CST Brands, Inc.	9,413
554	Dick’s Sporting Goods, Inc.	28,681
1,335	DSW, Inc., Class A	44,549
366	Foot Locker, Inc.^	24,526
2,054	GameStop Corp., Class A^	88,240
823	Murphy USA, Inc.*	45,940
8,720	Office Depot, Inc.*	75,515
515	Penske Automotive Group, Inc.	26,837
12,399	Staples, Inc.	189,829
538	Tiffany & Co.	49,388

		857,744

Technology Hardware, Storage & Peripherals (1.4%):
1,370	3D Systems Corp.*	26,742
34,504	EMC Corp.	910,561
35,176	Hewlett-Packard Co.	1,055,633
1,187	Lexmark International, Inc., Class A^	52,465
3,281	NCR Corp.*	98,758
4,224	NetApp, Inc.	133,309
4,024	SanDisk Corp.^	234,277
4,349	Western Digital Corp.	341,049

		2,852,794

Textiles, Apparel & Luxury Goods (0.2%):
4,599	Coach, Inc.	159,171
150	Fossil Group, Inc.*	10,404
1,600	PVH Corp.	184,321
1,095	Ralph Lauren Corp.	144,934

		498,830

Shares or Principal Amount		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.1%):
10,249	Hudson City Bancorp, Inc.	$101,260
8,599	New York Community Bancorp, Inc.^	158,050
1,278	TFS Financial Corp.^	21,496

		280,806

Tobacco (0.6%):
2,246	Altria Group, Inc.	109,852
15,051	Philip Morris International, Inc.	1,206,639

		1,316,491

Trading Companies & Distributors (0.1%):
1,904	Air Lease Corp.^	64,545
850	GATX Corp.^	45,178
639	MSC Industrial Direct Co., Inc., Class A	44,583
2,075	NOW, Inc.*^	41,313
856	WESCO International, Inc.*^	58,756

		254,375

Transportation Infrastructure (0.1%):
1,338	Macquarie Infrastructure Corp.	110,560

Water Utilities (0.1%):
3,483	American Water Works Co., Inc.	169,379
3,427	Aqua America, Inc.	83,927

		253,306

Wireless Telecommunication Services (0.2%):
1,271	SBA Communications Corp., Class A*	146,127
14,543	Sprint Corp.*	66,316
1,820	Telephone & Data Systems, Inc.	53,508
5,299	T-Mobile US, Inc.*	205,441
246	United States Cellular Corp.*^	9,267

		480,659

Total Common Stocks (Cost $153,411,774)		201,198,349

Securities Held as Collateral for Securities on Loan (9.2%):
$19,039,164	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	19,039,164

Total Securities Held as Collateral for Securities on Loan (Cost $19,039,164)		19,039,164

Unaffiliated Investment Company (1.9%):
3,998,703	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	3,998,703

Total Unaffiliated Investment Company (Cost $3,998,703)		3,998,703

Total Investment Securities (Cost $176,449,641)(c) — 108.8%		224,236,215
Net other assets (liabilities) — (8.8)%		(18,086,711)

Net Assets — 100.0%		$206,149,504

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $18,482,943

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

9

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Futures Contracts

Cash of $234,600 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/18/15	47	$4,827,840	$(100,862)

See accompanying notes to the financial statements.

10

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$176,099,512
Investments in affiliates, at cost	350,129

Total Investment securities, at cost	$176,449,641

Investments in non-affiliates, at value	$223,663,618
Investments in affiliates, at value	572,597

Total Investment securities, at value*	$224,236,215
Cash	1,601
Segregated cash for collateral	234,600
Interest and dividends receivable	300,952
Receivable for capital shares issued	142,708
Receivable for investments sold	28,208,318
Receivable for variation margin on futures contracts	9,605
Reclaims receivable	903
Prepaid expenses	352

Total Assets	253,135,254

Liabilities:
Payable for investments purchased	27,803,613
Payable for collateral received on loaned securities	19,039,164
Manager fees payable	76,277
Administration fees payable	5,548
Distribution fees payable	43,339
Custodian fees payable	1,603
Administrative and compliance services fees payable	103
Trustee fees payable	697
Other accrued liabilities	15,406

Total Liabilities	46,985,750

Net Assets	$206,149,504

Net Assets Consist of:
Capital	$124,673,414
Accumulated net investment income/(loss)	5,093,566
Accumulated net realized gains/(losses) from investment transactions	28,696,812
Net unrealized appreciation/(depreciation) on investments	47,685,712

Net Assets	$206,149,504

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,040,369
Net Asset Value (offering and redemption price per share)	$14.68

*	Includes securities on loan of $18,410,851.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$2,495,660
Dividends from affiliates	7,011
Income from securities lending	30,566
Foreign withholding tax	(1,584)

Total Investment Income	2,531,653

Expenses:
Manager fees	472,537
Administration fees	37,642
Distribution fees	268,486
Custodian fees	5,672
Administrative and compliance services fees	1,423
Trustee fees	5,697
Professional fees	9,854
Shareholder reports	1,459
Other expenses	23,485

Total expenses	826,255

Net Investment Income/(Loss)	1,705,398

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	15,295,947
Net realized gains/(losses) on futures contracts	210,792
Change in net unrealized appreciation/depreciation on investments	(19,040,486)

Net Realized/Unrealized Gains/(Losses) on Investments	(3,533,747)

Change in Net Assets Resulting From Operations	$(1,828,349)

See accompanying notes to the financial statements.

11

Statements of Changes in Net Assets

	AZL Russell 1000 Value Index Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,705,398	$3,416,947
Net realized gains/(losses) on investment transactions	15,506,739	13,790,069
Change in unrealized appreciation/depreciation on investments	(19,040,486)	8,536,244

Change in net assets resulting from operations	(1,828,349)	25,743,260

Dividends to Shareholders:
From net investment income	—	(3,178,169)
From net realized gains	—	(19,713,140)

Change in net assets resulting from dividends to shareholders	—	(22,891,309)

Capital Transactions:
Proceeds from shares issued	5,758,465	15,525,801
Proceeds from dividends reinvested	—	22,891,309
Value of shares redeemed	(16,938,987)	(27,917,422)

Change in net assets resulting from capital transactions	(11,180,522)	10,499,688

Change in net assets	(13,008,871)	13,351,639
Net Assets:
Beginning of period	219,158,375	205,806,736

End of period	$206,149,504	$219,158,375

Accumulated net investment income/(loss)	$5,093,566	$3,388,168

Share Transactions:
Shares issued	390,012	1,037,755
Dividends reinvested	—	1,597,440
Shares redeemed	(1,133,285)	(1,850,048)

Change in shares	(743,273)	785,147

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	April 30, 2010 to December 31, 2010 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.82		$14.70	$11.84	$10.36	$10.49	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.13		0.24	0.31	0.20	0.16	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	(0.27)		1.55	3.35	1.52	(0.19)	0.39

Total from Investment Activities	(0.14)		1.79	3.66	1.72	(0.03)	0.49

Dividends to Shareholders From:
Net Investment Income	—		(0.23)	(0.29)	(0.15)	(0.10)	—
Net Realized Gains	—		(1.44)	(0.51)	(0.09)	—	—

Total Dividends	—		(1.67)	(0.80)	(0.24)	(0.10)	—

Net Asset Value, End of Period	$14.68		$14.82	$14.70	$11.84	$10.36	$10.49

Total Return(b)	(0.94	)%(c)	12.59%	31.52%	16.63%	(0.25)%	4.90	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$206,150		$219,158	$205,807	$224,382	$182,515	$169,075
Net Investment Income/(Loss)(d)	1.59%		1.60%	1.54%	1.85%	1.59%	1.68%
Expenses Before Reductions(d) (e)	0.77%		0.76%	0.77%	0.78%	0.79%	0.84%
Expenses Net of Reductions(d)	0.77%		0.76%	0.77%	0.78%	0.79%	0.84%
Portfolio Turnover Rate	15	%(c)	16%	11%	18%	20%	25	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

13

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

14

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $23.1 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,995 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $4.8 million as of June 30, 2015. The monthly average notional amount for these contracts was $5.4 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$100,862

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$210,792	$(125,002)

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Value Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,170 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$201,198,348	$—	$201,198,348
Securities Held as Collateral for Securities on Loan	—	19,039,164	19,039,164
Unaffiliated Investment Company	3,998,703	—	3,998,703

Total Investment Securities	205,197,051	19,039,164	224,236,215

Other Financial Instruments:*
Futures Contracts	(100,862)	—	(100,862)

Total Investments	$205,096,189	$19,039,164	$224,135,353

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Value Index Fund	$30,511,583	$42,397,460

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

17

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $176,816,015. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$51,057,373
Unrealized depreciation	(3,637,173)

Net unrealized appreciation/(depreciation)	$47,420,200

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Value Index Fund	$4,571,941	$18,319,368	$22,891,309

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund	$5,611,100	$11,428,023	$—	$66,265,316	$83,304,439

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,011.00	$1.20	0.24%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,010.40	$2.44	0.49%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.60	$1.20	0.24%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.36	$2.46	0.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	19.3%
Financials	16.0
Health Care	15.0
Consumer Discretionary	12.4
Industrials	9.9
Consumer Staples	9.1
Energy	7.6
Materials	3.1
Utilities	2.8
Telecommunication Services	2.2

Total Common Stocks	97.4
Securities Held as Collateral for Securities on Loan	8.8
Money Market	2.5

Total Investment Securities	108.7
Net other assets (liabilities)	(8.7)

Net Assets	100.0%

1

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (2.6%):
42,865	Boeing Co. (The)	$5,946,233
20,810	General Dynamics Corp.	2,948,569
52,010	Honeywell International, Inc.	5,303,460
5,486	L-3 Communications Holdings, Inc.	622,003
17,826	Lockheed Martin Corp.	3,313,853
12,913	Northrop Grumman Corp.	2,048,389
9,208	Precision Castparts Corp.	1,840,403
20,423	Raytheon Co.	1,954,073
8,836	Rockwell Collins, Inc.^	816,005
18,399	Textron, Inc.	821,147
55,182	United Technologies Corp.	6,121,338

		31,735,473

Air Freight & Logistics (0.7%):
9,726	C.H. Robinson Worldwide, Inc.^	606,805
12,745	Expeditors International of Washington, Inc.	587,608
17,510	FedEx Corp.	2,983,704
46,182	United Parcel Service, Inc., Class B	4,475,498

		8,653,615

Airlines (0.4%):
46,162	American Airlines Group, Inc.	1,843,479
54,777	Delta Air Lines, Inc.	2,250,239
44,530	Southwest Airlines Co.	1,473,498

		5,567,216

Auto Components (0.4%):
15,049	BorgWarner, Inc.	855,385
19,291	Delphi Automotive plc	1,641,471
17,996	Goodyear Tire & Rubber Co.	542,579
43,681	Johnson Controls, Inc.	2,163,521

		5,202,956

Automobiles (0.6%):
264,884	Ford Motor Co.	3,975,909
89,893	General Motors Co.	2,996,134
14,058	Harley-Davidson, Inc.	792,168

		7,764,211

Banks (5.9%):
699,787	Bank of America Corp.	11,910,375
48,686	BB&T Corp.	1,962,533
202,159	Citigroup, Inc.	11,167,263
11,855	Comerica, Inc.	608,399
54,149	Fifth Third Bancorp	1,127,382
53,841	Huntington Bancshares, Inc.	608,942
247,260	JPMorgan Chase & Co.	16,754,338
56,847	KeyCorp	853,842
8,834	M&T Bank Corp.	1,103,632
20,491	People’s United Financial, Inc.^	332,159
34,600	PNC Financial Services Group, Inc.	3,309,490
89,251	Regions Financial Corp.	924,640
34,412	SunTrust Banks, Inc.	1,480,404
118,365	U.S. Bancorp	5,137,041
312,305	Wells Fargo & Co.	17,564,032
13,490	Zions Bancorp	428,105

		75,272,577

Shares		Fair Value
Common Stocks, continued
Beverages (2.0%):
10,356	Brown-Forman Corp., Class B^	$1,037,464
261,130	Coca-Cola Co. (The)	10,244,130
14,422	Coca-Cola Enterprises, Inc.	626,492
11,294	Constellation Brands, Inc., Class A	1,310,330
12,824	Dr Pepper Snapple Group, Inc.^	934,870
10,625	Molson Coors Brewing Co., Class B	741,731
9,763	Monster Beverage Corp.*	1,308,437
98,506	PepsiCo, Inc.	9,194,550

		25,398,004

Biotechnology (3.1%):
14,916	Alexion Pharmaceuticals, Inc.*	2,696,365
50,644	Amgen, Inc.	7,774,867
15,668	Biogen Idec, Inc.*	6,328,932
52,851	Celgene Corp.*	6,116,710
97,930	Gilead Sciences, Inc.	11,465,645
5,024	Regeneron Pharmaceuticals, Inc.*	2,562,893
16,239	Vertex Pharmaceuticals, Inc.*	2,005,192

		38,950,604

Building Products (0.1%):
6,382	Allegion plc	383,813
23,233	Masco Corp.	619,625

		1,003,438

Capital Markets (2.3%):
3,629	Affiliated Managers Group, Inc.*	793,299
12,130	Ameriprise Financial, Inc.	1,515,401
74,763	Bank of New York Mellon Corp. (The)	3,137,803
8,430	BlackRock, Inc., Class A+	2,916,611
76,671	Charles Schwab Corp. (The)	2,503,308
19,197	E*TRADE Financial Corp.*^	574,950
26,035	Franklin Resources, Inc.	1,276,496
26,769	Goldman Sachs Group, Inc. (The)	5,589,100
28,526	Invesco, Ltd.	1,069,440
6,523	Legg Mason, Inc.	336,130
102,455	Morgan Stanley	3,974,229
14,586	Northern Trust Corp.	1,115,246
27,398	State Street Corp.	2,109,646
17,508	T. Rowe Price Group, Inc.^	1,360,897

		28,272,556

Chemicals (2.4%):
12,816	Air Products & Chemicals, Inc.	1,753,613
4,494	Airgas, Inc.	475,375
15,925	CF Industries Holdings, Inc.	1,023,659
72,317	Dow Chemical Co. (The)	3,700,461
60,167	E.I. du Pont de Nemours & Co.	3,847,679
9,880	Eastman Chemical Co.	808,382
17,899	Ecolab, Inc.	2,023,840
8,861	FMC Corp.	465,646
5,367	International Flavor & Fragrances, Inc.^	586,559
26,176	LyondellBasell Industries NV, Class A	2,709,740
31,736	Monsanto Co.	3,382,740
20,667	Mosaic Co. (The)	968,249
18,084	PPG Industries, Inc.	2,074,596
19,192	Praxair, Inc.	2,294,404

Continued

2

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
5,278	Sherwin Williams Co.	$1,451,556
7,938	Sigma Aldrich Corp.	1,106,160

		28,672,659

Commercial Services & Supplies (0.4%):
11,396	ADT Corp. (The)^	382,564
6,327	Cintas Corp.	535,201
12,428	Iron Mountain, Inc.^	385,268
13,404	Pitney Bowes, Inc.	278,937
16,661	Republic Services, Inc., Class A	652,611
5,646	Stericycle, Inc.*	756,056
27,916	Tyco International plc	1,074,208
28,377	Waste Management, Inc.	1,315,274

		5,380,119

Communications Equipment (1.5%):
339,219	Cisco Systems, Inc.	9,314,953
4,817	F5 Networks, Inc.*	579,726
8,211	Harris Corp.	631,508
23,415	Juniper Networks, Inc.^	608,088
12,364	Motorola Solutions, Inc.	708,952
108,619	QUALCOMM, Inc.	6,802,808

		18,646,035

Construction & Engineering (0.1%):
9,823	Fluor Corp.	520,717
8,589	Jacobs Engineering Group, Inc.*^	348,885
14,056	Quanta Services, Inc.*	405,094

		1,274,696

Construction Materials (0.1%):
4,110	Martin Marietta Materials, Inc.^	581,606
8,780	Vulcan Materials Co.	736,906

		1,318,512

Consumer Finance (0.8%):
58,245	American Express Co.	4,526,801
36,421	Capital One Financial Corp.	3,203,955
29,485	Discover Financial Services	1,698,926
25,922	Navient Corp.	472,040

		9,901,722

Containers & Packaging (0.2%):
6,032	Avery Dennison Corp.	367,590
9,129	Ball Corp.	640,399
22,254	MeadWestvaco Corp.	1,050,167
10,744	Owens-Illinois, Inc.*^	246,467
13,968	Sealed Air Corp.	717,676

		3,022,299

Distributors (0.1%):
10,149	Genuine Parts Co.	908,640

Diversified Consumer Services (0.0%):
18,295	H&R Block, Inc.	542,447

Diversified Financial Services (1.9%):
121,557	Berkshire Hathaway, Inc., Class B*	16,545,124
21,073	CME Group, Inc.	1,961,053
7,444	IntercontinentalExchange Group, Inc.	1,664,553

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
20,959	Leucadia National Corp.^	$508,885
18,176	McGraw-Hill Cos., Inc. (The)	1,825,779
11,817	Moody’s Corp.	1,275,763
7,856	NASDAQ OMX Group, Inc. (The)	383,451

		24,164,608

Diversified Telecommunication Services (2.2%):
346,006	AT&T, Inc.^	12,290,133
37,647	CenturyLink, Inc.	1,106,069
76,837	Frontier Communications Corp.^	380,343
19,609	Level 3 Communications, Inc.*	1,032,806
271,752	Verizon Communications, Inc.^	12,666,361

		27,475,712

Electric Utilities (1.5%):
32,538	American Electric Power Co., Inc.	1,723,538
46,100	Duke Energy Corp.	3,255,581
21,653	Edison International	1,203,474
11,995	Entergy Corp.	845,648
21,054	Eversource Energy^	956,062
57,141	Exelon Corp.^	1,795,370
27,992	FirstEnergy Corp.	911,140
29,602	NextEra Energy, Inc.	2,901,883
16,805	Pepco Holdings, Inc.	452,727
7,350	Pinnacle West Capital Corp.	418,142
44,325	PPL Corp.^	1,306,258
60,465	Southern Co. (The)^	2,533,484

		18,303,307

Electrical Equipment (0.5%):
16,022	AMETEK, Inc.	877,685
31,113	Eaton Corp. plc	2,099,816
44,538	Emerson Electric Co.^	2,468,742
9,006	Rockwell Automation, Inc.^	1,122,508

		6,568,751

Electronic Equipment, Instruments & Components (0.4%):
20,615	Amphenol Corp., Class A	1,195,052
83,884	Corning, Inc.	1,655,031
9,294	FLIR Systems, Inc.	286,441
26,996	TE Connectivity, Ltd.	1,735,843

		4,872,367

Energy Equipment & Services (1.3%):
28,877	Baker Hughes, Inc.	1,781,711
12,876	Cameron International Corp.*^	674,316
4,551	Diamond Offshore Drilling, Inc.^	117,461
15,576	Ensco plc, Class A, ADR	346,878
15,383	FMC Technologies, Inc.*	638,241
56,464	Halliburton Co.^	2,431,904
7,155	Helmerich & Payne, Inc.^	503,855
25,836	National-Oilwell Varco, Inc.^	1,247,362
16,178	Noble Corp. plc	248,979
0	Paragon Offshore plc	—
84,572	Schlumberger, Ltd.	7,289,261
22,639	Transocean, Ltd.	364,941

		15,644,909

Continued

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (2.4%):
29,238	Costco Wholesale Corp.	$3,948,884
75,179	CVS Health Corp.	7,884,774
32,651	Kroger Co. (The)	2,367,524
39,366	Sysco Corp.^	1,421,113
58,170	Walgreens Boots Alliance, Inc.	4,911,875
105,166	Wal-Mart Stores, Inc.	7,459,424
23,976	Whole Foods Market, Inc.	945,613

		28,939,207

Food Products (1.6%):
41,358	Archer-Daniels-Midland Co.	1,994,283
11,813	Campbell Soup Co.^	562,889
28,306	ConAgra Foods, Inc.	1,237,538
39,703	General Mills, Inc.	2,212,251
9,833	Hershey Co.	873,465
8,952	Hormel Foods Corp.	504,624
6,462	J.M. Smucker Co. (The)^	700,545
16,825	Kellogg Co.	1,054,928
7,694	Keurig Green Mountain, Inc.^	589,591
39,470	Kraft Foods Group, Inc.	3,360,476
8,525	McCormick & Co.^	690,099
13,445	Mead Johnson Nutrition Co.	1,213,008
108,373	Mondelez International, Inc., Class A	4,458,466
19,419	Tyson Foods, Inc., Class A^	827,832

		20,279,995

Gas Utilities (0.0%):
7,954	AGL Resources, Inc.	370,338

Health Care Equipment & Supplies (2.1%):
99,168	Abbott Laboratories	4,867,165
36,282	Baxter International, Inc.	2,537,200
13,875	Becton, Dickinson & Co.	1,965,394
89,315	Boston Scientific Corp.*	1,580,876
4,936	C.R. Bard, Inc.	842,575
9,329	DENTSPLY International, Inc.	480,910
7,168	Edwards Lifesciences Corp.*	1,020,938
2,433	Intuitive Surgical, Inc.*	1,178,789
94,951	Medtronic plc	7,035,868
18,693	St. Jude Medical, Inc.	1,365,898
19,884	Stryker Corp.	1,900,314
6,651	Varian Medical Systems, Inc.*^	560,879
11,292	Zimmer Holdings, Inc.	1,233,425

		26,570,231

Health Care Providers & Services (2.9%):
23,372	Aetna, Inc.	2,978,995
13,865	AmerisourceBergen Corp.	1,474,404
17,619	Anthem, Inc.	2,891,983
21,939	Cardinal Health, Inc.	1,835,197
17,175	CIGNA Corp.	2,782,350
11,474	DaVita, Inc.*	911,839
48,595	Express Scripts Holding Co.*^	4,322,039
19,324	HCA Holdings, Inc.*	1,753,073
5,570	Henry Schein, Inc.*^	791,608
9,942	Humana, Inc.	1,901,706
6,667	Laboratory Corp. of America Holdings*	808,174

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
15,474	McKesson, Inc.	$3,478,710
5,766	Patterson Cos., Inc.	280,516
9,592	Quest Diagnostics, Inc.^	695,612
6,548	Tenet Healthcare Corp.*^	378,998
63,376	UnitedHealth Group, Inc.	7,731,873
6,051	Universal Health Services, Inc., Class B	859,847

		35,876,924

Health Care Technology (0.1%):
20,263	Cerner Corp.*^	1,399,363

Hotels, Restaurants & Leisure (1.7%):
29,936	Carnival Corp.	1,478,539
2,062	Chipotle Mexican Grill, Inc.*	1,247,489
8,245	Darden Restaurants, Inc.	586,055
13,784	Marriott International, Inc., Class A^	1,025,392
63,869	McDonald’s Corp.	6,072,025
10,948	Royal Caribbean Cruises, Ltd.	861,498
99,966	Starbucks Corp.	5,359,677
11,411	Starwood Hotels & Resorts Worldwide, Inc.	925,318
8,013	Wyndham Worldwide Corp.	656,345
5,385	Wynn Resorts, Ltd.^	531,338
28,783	Yum! Brands, Inc.	2,592,773

		21,336,449

Household Durables (0.4%):
22,102	D.R. Horton, Inc.	604,711
8,033	Garmin, Ltd.	352,890
4,741	Harman International Industries, Inc.	563,895
9,196	Leggett & Platt, Inc.^	447,661
11,866	Lennar Corp., Class A^	605,641
4,125	Mohawk Industries, Inc.*	787,462
18,019	Newell Rubbermaid, Inc.	740,761
22,028	PulteGroup, Inc.^	443,864
5,191	Whirlpool Corp.	898,302

		5,445,187

Household Products (1.7%):
8,718	Clorox Co. (The)	906,846
56,662	Colgate-Palmolive Co.	3,706,261
24,288	Kimberly-Clark Corp.	2,573,799
180,784	Procter & Gamble Co. (The)	14,144,541

		21,331,447

Independent Power and Renewable Electricity Producers (0.1%):
45,473	AES Corp. (The)	602,972
22,446	NRG Energy, Inc.^	513,564

		1,116,536

Industrial Conglomerates (2.3%):
42,273	3M Co.	6,522,724
41,046	Danaher Corp.	3,513,127
671,472	General Electric Co.	17,841,011
6,670	Roper Industries, Inc.	1,150,308

		29,027,170

Insurance (2.7%):
21,752	ACE, Ltd.	2,211,743
28,902	AFLAC, Inc.	1,797,704

Continued

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
27,253	Allstate Corp. (The)	$1,767,902
88,865	American International Group, Inc.	5,493,635
18,771	Aon plc	1,871,093
4,559	Assurant, Inc.	305,453
15,342	Chubb Corp. (The)	1,459,638
9,821	Cincinnati Financial Corp.	492,818
33,022	Genworth Financial, Inc., Class A*	249,977
27,976	Hartford Financial Services Group, Inc. (The)	1,162,962
17,040	Lincoln National Corp.	1,009,109
19,842	Loews Corp.	764,115
35,805	Marsh & McLennan Cos., Inc.	2,030,144
74,258	MetLife, Inc.	4,157,706
18,179	Principal Financial Group, Inc.	932,401
35,618	Progressive Corp. (The)	991,249
30,170	Prudential Financial, Inc.	2,640,478
8,504	Torchmark Corp.	495,103
21,229	Travelers Cos., Inc. (The)	2,051,995
16,711	UnumProvident Corp.	597,418
20,425	XL Group plc	759,810

		33,242,453

Internet & Catalog Retail (1.5%):
25,435	Amazon.com, Inc.*	11,041,079
6,570	Expedia, Inc.^	718,430
4,021	Netflix, Inc.*	2,641,556
3,452	Priceline Group, Inc. (The)*	3,974,529
7,410	TripAdvisor, Inc.*^	645,707

		19,021,301

Internet Software & Services (3.3%):
11,886	Akamai Technologies, Inc.*	829,881
73,664	eBay, Inc.*	4,437,519
3,754	Equinix, Inc.^	953,516
140,333	Facebook, Inc., Class A*	12,035,659
19,140	Google, Inc., Class C*	9,962,398
19,065	Google, Inc., Class A*	10,295,863
6,993	VeriSign, Inc.*^	431,608
57,855	Yahoo!, Inc.*	2,273,123

		41,219,567

IT Services (3.3%):
41,741	Accenture plc, Class A	4,039,694
4,174	Alliance Data Systems Corp.*	1,218,558
31,298	Automatic Data Processing, Inc.	2,511,039
40,512	Cognizant Technology Solutions Corp., Class A*	2,474,878
9,175	Computer Sciences Corp.	602,247
18,945	Fidelity National Information Services, Inc.	1,170,801
15,863	Fiserv, Inc.*	1,313,932
61,085	International Business Machines Corp.	9,936,086
64,610	MasterCard, Inc., Class A	6,039,743
21,721	Paychex, Inc.^	1,018,280
9,649	Teradata Corp.*^	357,013
10,948	Total System Services, Inc.	457,298
128,912	Visa, Inc., Class A^	8,656,441
34,658	Western Union Co.^	704,597
69,480	Xerox Corp.	739,267

		41,239,874

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.1%):
7,437	Hasbro, Inc.^	$556,213
22,482	Mattel, Inc.^	577,563

		1,133,776

Life Sciences Tools & Services (0.4%):
22,318	Agilent Technologies, Inc.	861,028
7,513	PerkinElmer, Inc.^	395,484
26,515	Thermo Fisher Scientific, Inc.	3,440,587
5,519	Waters Corp.*	708,529

		5,405,628

Machinery (1.5%):
40,282	Caterpillar, Inc.	3,416,718
11,193	Cummins, Inc.	1,468,410
22,245	Deere & Co.^	2,158,877
10,836	Dover Corp.^	760,470
8,954	Flowserve Corp.	471,518
22,533	Illinois Tool Works, Inc.	2,068,304
17,500	Ingersoll-Rand plc	1,179,850
6,490	Joy Global, Inc.^	234,938
23,560	PACCAR, Inc.^	1,503,364
7,088	Pall Corp.	882,102
9,242	Parker Hannifin Corp.^	1,075,122
12,126	Pentair, plc	833,663
3,864	Snap-On, Inc.	615,342
10,240	Stanley Black & Decker, Inc.	1,077,658
12,119	Xylem, Inc.	449,251

		18,195,587

Media (3.6%):
14,585	Cablevision Systems Corp., Class A	349,165
30,168	CBS Corp., Class B	1,674,324
167,463	Comcast Corp., Class A	10,071,225
33,413	DIRECTV, Inc., Class A*	3,100,392
17,404	Discovery Communications, Inc., Class C*	540,916
9,877	Discovery Communications, Inc., Class A*^	328,509
1	Gannett Co., Inc.*^	7
27,466	Interpublic Group of Cos., Inc. (The)	529,270
33,196	News Corp., Class A*	484,330
16,397	Omnicom Group, Inc.^	1,139,428
6,476	Scripps Networks Interactive, Class A^	423,336
15,079	Tegna, Inc.	483,584
18,844	Time Warner Cable, Inc., Class A	3,357,435
54,972	Time Warner, Inc., Class A	4,805,103
117,898	Twenty-First Century Fox, Inc.	3,836,990
23,802	Viacom, Inc., Class B	1,538,561
103,904	Walt Disney Co. (The)^	11,859,602

		44,522,177

Metals & Mining (0.3%):
81,230	Alcoa, Inc.	905,715
7,302	Allegheny Technologies, Inc.^	220,520
69,106	Freeport-McMoRan Copper & Gold, Inc.^	1,286,753
35,235	Newmont Mining Corp.	823,090
21,204	Nucor Corp.^	934,460

		4,170,538

Continued

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.8%):
19,799	Dollar General Corp.	$1,539,174
13,668	Dollar Tree, Inc.*	1,079,635
6,390	Family Dollar Stores, Inc.	503,596
13,183	Kohl’s Corp.^	825,388
22,415	Macy’s, Inc.	1,512,340
9,350	Nordstrom, Inc.	696,575
42,546	Target Corp.^	3,473,030

		9,629,738

Multi-Utilities (1.2%):
16,127	Ameren Corp.	607,665
28,568	CenterPoint Energy, Inc.	543,649
18,309	CMS Energy Corp.	582,959
19,465	Consolidated Edison, Inc.^	1,126,634
39,544	Dominion Resources, Inc.^	2,644,307
11,948	DTE Energy Co.	891,799
21,016	NiSource, Inc.	958,119
31,990	PG&E Corp.	1,570,709
33,639	Public Service Enterprise Group, Inc.	1,321,340
9,500	SCANA Corp.	481,175
15,388	Sempra Energy	1,522,489
15,659	TECO Energy, Inc.	276,538
20,962	WEC Energy Group, Inc.	942,656
33,627	Xcel Energy, Inc.	1,082,117

		14,552,156

Oil, Gas & Consumable Fuels (6.3%):
33,845	Anadarko Petroleum Corp.	2,641,941
25,042	Apache Corp.	1,443,170
27,460	Cabot Oil & Gas Corp.	866,088
34,391	Chesapeake Energy Corp.^	384,147
125,360	Chevron Corp.	12,093,480
6,242	Cimarex Energy Co.	688,555
82,145	ConocoPhillips^	5,044,525
15,306	CONSOL Energy, Inc.^	332,752
25,681	Devon Energy Corp.	1,527,763
36,446	EOG Resources, Inc.	3,190,847
10,095	EQT Corp.	821,127
278,470	Exxon Mobil Corp.	23,168,705
16,147	Hess Corp.^	1,079,911
115,614	Kinder Morgan, Inc.	4,438,421
44,855	Marathon Oil Corp.	1,190,452
36,294	Marathon Petroleum Corp.	1,898,539
11,090	Murphy Oil Corp.^	461,011
10,688	Newfield Exploration Co.*	386,051
25,703	Noble Energy, Inc.	1,097,004
51,206	Occidental Petroleum Corp.	3,982,291
13,851	ONEOK, Inc.	546,837
36,118	Phillips 66	2,909,666
9,900	Pioneer Natural Resources Co.^	1,373,031
11,060	Range Resources Corp.^	546,143
25,554	Southwestern Energy Co.*^	580,842
44,598	Spectra Energy Corp.^	1,453,895
8,301	Tesoro Corp.	700,687
33,886	Valero Energy Corp.	2,121,264
44,731	Williams Cos., Inc. (The)*	2,567,112

		79,536,257

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.1%):
28,101	International Paper Co.	$1,337,327

Personal Products (0.1%):
14,824	Estee Lauder Co., Inc. (The), Class A	1,284,648

Pharmaceuticals (6.4%):
114,603	AbbVie, Inc.	7,700,176
26,161	Allergan plc*	7,938,817
111,120	Bristol-Myers Squibb Co.	7,393,925
64,976	Eli Lilly & Co.	5,424,846
13,390	Endo International plc*	1,066,514
11,392	Hospira, Inc.*	1,010,584
184,767	Johnson & Johnson Co.	18,007,391
7,742	Mallinckrodt plc*	911,388
188,303	Merck & Co., Inc.	10,720,090
27,436	Mylan NV*	1,861,807
9,750	Perrigo Co. plc^	1,802,093
410,294	Pfizer, Inc.	13,757,157
33,281	Zoetis, Inc.	1,604,810

		79,199,598

Professional Services (0.2%):
2,402	Dun & Bradstreet Corp.	293,044
7,941	Equifax, Inc.	770,992
24,667	Nielsen Holdings NV	1,104,341
8,983	Robert Half International, Inc.	498,557

		2,666,934

Real Estate Investment Trusts (REITs) (2.3%):
28,081	American Tower Corp.	2,619,676
10,389	Apartment Investment & Management Co., Class A	383,666
8,775	AvalonBay Communities, Inc.^	1,402,859
10,181	Boston Properties, Inc.	1,232,308
22,487	Crown Castle International Corp.	1,805,706
24,177	Equity Residential Property Trust	1,696,500
4,329	Essex Property Trust, Inc.	919,913
41,755	General Growth Properties, Inc.	1,071,433
30,622	HCP, Inc.	1,116,784
23,224	Health Care REIT, Inc.	1,524,191
50,345	Host Hotels & Resorts, Inc.^	998,341
27,422	Kimco Realty Corp.	618,092
9,356	Macerich Co. (The)	697,958
11,703	Plum Creek Timber Co., Inc.^	474,791
34,927	ProLogis, Inc.	1,295,792
9,647	Public Storage, Inc.	1,778,617
15,496	Realty Income Corp.^	687,867
20,734	Simon Property Group, Inc.	3,587,398
6,555	SL Green Realty Corp.^	720,329
20,568	Ventas, Inc.	1,277,067
11,613	Vornado Realty Trust	1,102,422
34,500	Weyerhaeuser Co.	1,086,750

		28,098,460

Real Estate Management & Development (0.1%):
18,593	CBRE Group, Inc.*	687,941

Continued

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (0.9%):
65,828	CSX Corp.	$2,149,284
6,130	J.B. Hunt Transport Services, Inc.	503,212
7,338	Kansas City Southern	669,226
20,429	Norfolk Southern Corp.	1,784,677
3,523	Ryder System, Inc.	307,805
58,341	Union Pacific Corp.	5,563,981

		10,978,185

Semiconductors & Semiconductor Equipment (2.3%):
19,998	Altera Corp.	1,023,898
20,896	Analog Devices, Inc.	1,341,210
81,655	Applied Materials, Inc.	1,569,409
17,052	Avago Technologies, Ltd.	2,266,722
36,225	Broadcom Corp., Class A	1,865,225
5,001	First Solar, Inc.*^	234,947
316,100	Intel Corp.^	9,614,182
10,812	KLA-Tencor Corp.	607,743
10,589	Lam Research Corp.	861,415
15,898	Linear Technology Corp.	703,169
13,389	Microchip Technology, Inc.^	634,973
71,593	Micron Technology, Inc.*	1,348,812
34,319	NVIDIA Corp.^	690,155
9,868	Qorvo, Inc.*	792,104
12,682	Skyworks Solutions, Inc.	1,320,196
69,586	Texas Instruments, Inc.	3,584,375
17,376	Xilinx, Inc.	767,324

		29,225,859

Software (3.7%):
31,624	Adobe Systems, Inc.*	2,561,860
15,067	Autodesk, Inc.*	754,480
21,190	CA, Inc.^	620,655
0	CDK Global, Inc.	0
10,623	Citrix Systems, Inc.*	745,310
20,664	Electronic Arts, Inc.*^	1,374,156
18,390	Intuit, Inc.	1,853,160
538,771	Microsoft Corp.	23,786,739
212,401	Oracle Corp.	8,559,760
12,190	Red Hat, Inc.*	925,587
40,617	Salesforce.com, Inc.*	2,828,162
45,350	Symantec Corp.	1,054,388

		45,064,257

Specialty Retail (2.3%):
4,984	AutoNation, Inc.*	313,892
2,120	AutoZone, Inc.*	1,413,828
11,412	Bed Bath & Beyond, Inc.*^	787,200
19,350	Best Buy Co., Inc.^	631,004
13,958	CarMax, Inc.*^	924,159
7,234	GameStop Corp., Class A^	310,773
17,628	Gap, Inc. (The)^	672,861
86,561	Home Depot, Inc. (The)	9,619,523
16,339	L Brands, Inc.	1,400,742
62,136	Lowe’s Cos., Inc.	4,161,248
6,756	O’Reilly Automotive, Inc.*^	1,526,721
27,512	Ross Stores, Inc.	1,337,358
42,570	Staples, Inc.	651,747
7,480	Tiffany & Co.	686,664

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
45,368	TJX Cos., Inc. (The)	$3,002,001
9,052	Tractor Supply Co.	814,137
6,509	Urban Outfitters, Inc.*^	227,815

		28,481,673

Technology Hardware, Storage & Peripherals (4.8%):
383,706	Apple, Inc.	48,126,324
129,409	EMC Corp.	3,415,104
120,364	Hewlett-Packard Co.	3,612,124
20,720	NetApp, Inc.	653,923
13,853	SanDisk Corp.	806,522
21,147	Seagate Technology plc^	1,004,483
14,433	Western Digital Corp.	1,131,836

		58,750,316

Textiles, Apparel & Luxury Goods (0.9%):
18,333	Coach, Inc.^	634,505
2,890	Fossil Group, Inc.*^	200,450
26,638	Hanesbrands, Inc.	887,578
13,343	Michael Kors Holdings, Ltd.*	561,607
46,503	Nike, Inc., Class B	5,023,255
5,480	PVH Corp.	631,296
4,005	Ralph Lauren Corp.	530,102
11,089	Under Armour, Inc., Class A*	925,266
22,752	VF Corp.	1,586,724

		10,980,783

Thrifts & Mortgage Finance (0.0%):
32,000	Hudson City Bancorp, Inc.	316,160

Tobacco (1.3%):
130,866	Altria Group, Inc.	6,400,656
103,189	Philip Morris International, Inc.	8,272,661
27,688	Reynolds American, Inc.	2,067,186

		16,740,503

Trading Companies & Distributors (0.2%):
18,068	Fastenal Co.^	762,108
6,415	United Rentals, Inc.*^	562,082
3,990	W.W. Grainger, Inc.^	944,234

		2,268,424

Total Common Stocks (Cost $652,479,931)		1,214,160,400

Securities Held as Collateral for Securities on Loan (8.8%):
$109,900,850	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	109,900,850

Total Securities Held as Collateral for Securities on Loan (Cost $109,900,850)		109,900,850

Unaffiliated Investment Company (2.5%):
31,780,427	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	31,780,427

Total Unaffiliated Investment Company (Cost $31,780,427)		31,780,427

Total Investment Securities (Cost $794,161,208)(c) — 108.7%		1,355,841,677
Net other assets (liabilities) — (8.7)%		(108,754,832)

Net Assets — 100.0%		$1,247,086,845

Continued

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American	Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $107,237,775.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Securities Sold Short (-0.0%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Chemours Co. (The)	$(192,476)	$(182,613)	$9,863
TopBuild Corp.	(67,357)	(67,367)	(10)

	$(259,833)	$(249,980)	$9,853

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/18/15	316	$32,459,520	$(678,971)

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$793,798,920
Investments in affiliates, at cost	1,662,288

Total Investment securities, at cost	$794,161,208

Investments in non-affiliates, at value	$1,352,925,066
Investments in affiliates, at value	2,916,611

Total Investment securities, at value*	$1,355,841,677
Cash	4,178
Interest and dividends receivable	1,413,094
Receivable for capital shares issued	1,122,082
Receivable for investments sold	568,104
Receivable for variation margin on futures contracts	62,936
Reclaims receivable	7,722
Prepaid expenses	2,890

Total Assets	1,359,022,684

Liabilities:
Payable for investments purchased	1,034,470
Payable for capital shares redeemed	162,699
Payable for collateral received on loaned securities	109,900,850
Securities sold short (Proceeds received $259,833)	249,980
Manager fees payable	177,260
Administration fees payable	30,364
Distribution fees payable	256,283
Custodian fees payable	8,399
Administrative and compliance services fees payable	118
Trustee fees payable	2,803
Other accrued liabilities	112,613

Total Liabilities	111,935,839

Net Assets	$1,247,086,845

Net Assets Consist of:
Capital	$550,837,126
Accumulated net investment income/(loss)	37,541,842
Accumulated net realized gains/(losses) from investment transactions	97,696,526
Net unrealized appreciation/(depreciation) on investments	561,011,351

Net Assets	$1,247,086,845

Class 1
Net Assets	$20,876,270
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,423,788
Net Asset Value (offering and redemption price per share)	$14.66

Class 2
Net Assets	$1,226,210,575
Shares of beneficial interest (unlimited number of shares authorized, no par value)	84,301,880
Net Asset Value (offering and redemption price per share)	$14.55

*	Includes securities on loan of $107,237,775.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$15,806,471
Dividends from affiliates	44,677
Income from securities lending	166,675
Foreign tax reclaims received	395

Total Investment Income	16,018,218

Expenses:
Manager fees	1,358,240
Administration fees	212,043
Distribution fees — Class 2	1,970,785
Custodian fees	29,047
Administrative and compliance services fees	10,891
Trustee fees	42,192
Professional fees	47,023
Shareholder reports	22,783
Other expenses	177,271

Total expenses	3,870,275

Net Investment Income/(Loss)	12,147,943

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	166,570,140
Net realized gains/(losses) on futures contracts	2,436,077
Change in net unrealized appreciation/depreciation on investments	(149,785,973)

Net Realized/Unrealized Gains/(Losses) on Investments	19,220,244

Change in Net Assets Resulting From Operations	$31,368,187

See accompanying notes to the financial statements.

9

Statements of Changes in Net Assets

	AZL S&P 500 Index Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$12,147,943	$25,292,465
Net realized gains/(losses) on investment transactions	169,006,217	16,497,975
Change in unrealized appreciation/depreciation on investments	(149,785,973)	167,334,457

Change in net assets resulting from operations	31,368,187	209,124,897

Dividends to Shareholders:
From net investment income:
Class 1	—	(264,526)
Class 2	—	(19,712,701)

Change in net assets resulting from dividends to shareholders	—	(19,977,227)

Capital Transactions:
Class 1
Proceeds from shares issued	662,054	2,319,500
Proceeds from dividends reinvested	—	264,526
Value of shares redeemed	(1,334,444)	(2,824,368)

Total Class 1	(672,390)	(240,342)

Class 2
Proceeds from shares issued	115,772,979	148,739,164
Proceeds from dividends reinvested	—	19,712,701
Value of shares redeemed	(664,604,839)	(159,158,737)

Total Class 2	(548,831,860)	9,293,128

Change in net assets resulting from capital transactions	(549,504,250)	9,052,786

Change in net assets	(518,136,063)	198,200,456
Net Assets:
Beginning of period	1,765,222,908	1,567,022,452

End of period	$1,247,086,845	$1,765,222,908

Accumulated net investment income/(loss)	$37,541,842	$25,393,899

Share Transactions:
Class 1
Shares issued	45,455	168,399
Dividends reinvested	—	19,017
Shares redeemed	(90,701)	(210,215)

Total Class 1 Shares	(45,246)	(22,799)

Class 2
Shares issued	7,963,812	11,227,373
Dividends reinvested	—	1,425,358
Shares redeemed	(44,737,711)	(11,729,494)

Total Class 2 Shares	(36,773,899)	923,237

Change in shares	(36,819,145)	900,438

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$14.50		$12.96	$9.95	$8.71	$8.68	$7.71

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.24 (a)	0.21 (a)	0.19 (a)	0.16 (a)	0.14 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.03		1.49	2.96	1.17	— (b)	0.98

Total from Investment Activities	0.16		1.73	3.17	1.36	0.16	1.12

Dividends to Shareholders From:
Net Investment Income	—		(0.19)	(0.16)	(0.12)	(0.13)	(0.13)
Net Realized Gains	—		—	—	—	—	(0.02)

Total Dividends	—		(0.19)	(0.16)	(0.12)	(0.13)	(0.15)

Net Asset Value, End of Period	$14.66		$14.50	$12.96	$9.95	$8.71	$8.68

Total Return(c)	1.10	%(d)	13.41%	32.02%	15.66%	1.88%	14.75%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$20,876		$21,304	$19,334	$14,828	$13,488	$15,506
Net Investment Income/(Loss)(e)	1.80%		1.76%	1.81%	2.00%	1.79%	1.79%
Expenses Before Reductions(e) (f)	0.24%		0.24%	0.24%	0.26%	0.27%	0.29%
Expenses Net of Reductions(e)	0.24%		0.24%	0.24%	0.26%	0.26%	0.24%
Portfolio Turnover Rate(g)	5	%(d)	3%	4%	3%	2%	14%
Class 2
Net Asset Value, Beginning of Period	$14.40		$12.88	$9.90	$8.67	$8.65	$7.68

Investment Activities:
Net Investment Income/(Loss)	0.11	(a)	0.20 (a)	0.18 (a)	0.17 (a)	0.14 (a)	0.12 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.04		1.48	2.94	1.17	(0.01)	0.98

Total from Investment Activities	0.15		1.68	3.12	1.34	0.13	1.10

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.14)	(0.11)	(0.11)	(0.11)
Net Realized Gains	—		—	—	—	—	(0.02)

Total Dividends	—		(0.16)	(0.14)	(0.11)	(0.11)	(0.13)

Net Asset Value, End of Period	$14.55		$14.40	$12.88	$9.90	$8.67	$8.65

Total Return(c)	1.04	%(d)	13.12%	31.66%	15.42%	1.55%	14.57%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,226,211		$1,743,919	$1,547,689	$1,019,853	$732,892	$594,350
Net Investment Income/(Loss)(e)	1.51%		1.51%	1.56%	1.77%	1.56%	1.51%
Expenses Before Reductions(e) (f)	0.49%		0.49%	0.49%	0.51%	0.52%	0.54%
Expenses Net of Reductions(e)	0.49%		0.49%	0.49%	0.51%	0.51%	0.49%
Portfolio Turnover Rate(g)	5	%(d)	3%	4%	3%	2%	14%

(a)	Average shares method used in calculation.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $140.9 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $16,438 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $32.5 million as of June 30, 2015. The monthly average notional amount for these contracts was $55.2 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$678,971

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$2,436,077	$(934,545)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.46%
AZL S&P 500 Index Fund Class 2	0.17%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $9,509 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$1,214,160,400	$—	$1,214,160,400
Securities Held as Collateral for Securities on Loan	—	109,900,850	109,900,850
Unaffiliated Investment Company	31,780,427	—	31,780,427

Total Investment Securities	1,245,940,827	109,900,850	1,355,841,677

Securities Sold Short	(249,980)	—	(249,980)
Other Financial Instruments:*
Futures Contracts	(678,971)	—	(678,971)

Total Investments	$1,245,011,876	$109,900,850	$1,354,912,726

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$79,498,163	$611,134,242

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $806,223,478. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$569,695,442
Unrealized depreciation	(20,077,243)

Net unrealized appreciation/(depreciation)	$549,618,199

As of the end of its tax year ended December 31, 2014, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2016
AZL S&P 500 Index Fund	$57,858,950

During the year ended December 31, 2014, the Fund utilized $14,962,755 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL S&P 500 Index Fund	$19,977,227	$—	$19,977,227

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL S&P 500 Index Fund	$25,076,633	$—	$(57,858,950)	$697,663,849	$664,881,532

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

16

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Schroder Emerging Markets Equity Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Schroder Emerging Markets Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Schroder Emerging Markets Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Schroder Emerging Markets Equity Fund, Class 1	$1,000.00	$1,028.60	$6.79	1.35%
AZL Schroder Emerging Markets Equity Fund, Class 2	$1,000.00	$1,027.20	$8.04	1.60%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Schroder Emerging Markets Equity Fund, Class 1	$1,000.00	$1,018.10	$6.76	1.35%
AZL Schroder Emerging Markets Equity Fund, Class 2	$1,000.00	$1,016.86	$8.00	1.60%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	34.1%
Information Technology	25.5
Consumer Discretionary	11.7
Telecommunication Services	7.0
Energy	6.2
Industrials	4.7
Materials	3.0
Consumer Staples	2.9
Health Care	2.0
Utilities	1.8

Total Common Stocks and Preferred Stocks	98.9
Money Market	0.8
Securities Held as Collateral for Securities on Loan	0.6

Total Investment Securities	100.3
Net other assets (liabilities)	(0.3)

Net Assets	100.0%

1

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks (98.5%):
Aerospace & Defense (0.5%):
38,300	Embraer SA, ADR	$1,160,107

Auto Components (0.3%):
4,006	Hyundai Mobis Co., Ltd.	763,693

Automobiles (4.9%):
1,258,000	Brilliance China Automotive Holdings, Ltd.	1,954,136
426,200	Chongqing Changan Automobile Co., Ltd., Class B	1,086,011
28,188	Hyundai Motor Co.	3,432,027
53,127	Maruti Suzuki India, Ltd.	3,356,320
951,480	PT Astra International TbK	505,059
217,308	Tata Motors, Ltd.	1,478,328

		11,811,881

Banks (21.8%):
868,249	Akbank T.A.S.	2,491,368
475,587	Axis Bank, Ltd.*	4,163,854
115,571	Banco Bradesco SA, ADR	1,058,630
11,361,832	China Construction Bank	10,321,636
3,884,597	Chinatrust Financial Holding Co., Ltd.	3,059,309
44,017	Commercial International Bank Egypt SAE, GDR	323,533
150,045	Commercial International Bank Egypt SAE	1,110,119
137,477	DGB Financial Group, Inc.	1,440,659
180,151	Grupo Financiero Banorte SAB de C.V.	990,674
83,317	Hana Financial Holdings Group, Inc.	2,156,575
273,790	HDFC Bank, Ltd.*	4,587,976
3,140,385	Industrial & Commercial Bank of China	2,483,929
327,855	Itau Unibanco Banco Multiplo SA, ADR	3,590,012
526,500	Kasikornbank Public Co., Ltd.	2,942,400
2,380	Komercni Banka AS	528,015
349,092	National Bank of Greece SA*	442,207
331,792	National Bank of Kuwait	944,238
98,022	OTP Bank Nyrt	1,939,422
114,665	Powszechna Kasa Oszczednosci Bank Polski SA	948,896
1,514,500	PT Bank Mandiri Tbk	1,139,911
20,052	Qatar National Bank	1,060,981
253,642	Sberbank of Russia, ADR	1,346,839
11,387	Shinhan Financial Group Co., Ltd.	423,727
540,521	Turkiye Garanti Bankasi AS	1,682,733
561,884	Turkiye Is Bankasi AS, Class C	1,173,616

		52,351,259

Beverages (1.0%):
334,365	Ambev SA, ADR	2,039,627
5,317	Fomento Economico Mexicano SAB de C.V., ADR	473,692

		2,513,319

Chemicals (1.7%):
12,347	LG Chem, Ltd.	3,077,875
15,058	Samsung C&T Corp.	892,888

		3,970,763

Commercial Services & Supplies (0.3%):
11,363	S1 Corp.	798,082

Distributors (0.1%):
3,533	Ultra Tech Cement, Ltd.	165,832

Shares		Fair Value

Common Stocks, continued
Diversified Financial Services (1.6%):
38,941	Bank Pekao SA	$1,864,291
453,061	FirstRand, Ltd.	1,986,462

		3,850,753

Diversified Telecommunication Services (0.9%):
718,000	China Unicom (Hong Kong), Ltd.	1,125,361
37,356	Hellenic Telecommunications Organization SA (OTE)	335,770
47,900	Telefonica Brasil SA, ADR	667,247

		2,128,378

Electric Utilities (1.1%):
89,700	Enersis SA, ADR	1,419,951
26,680	Korea Electric Power Corp., Ltd.	1,091,437

		2,511,388

Electrical Equipment (0.6%):
186,000	Zhuzhou CSR Times Electric Co., Ltd.	1,383,336

Electronic Equipment, Instruments & Components (2.5%):
1,898,480	Hon Hai Precision Industry Co., Ltd.	5,922,416

Food & Staples Retailing (0.5%):
20,648	Magnit PJSC, Registered Shares, GDR	1,150,362

Food Products (0.3%):
692	Orion Corp.	650,327
56,000	Tingyi (Caymen Is) Holding Corp.	113,821

		764,148

Health Care Equipment & Supplies (0.6%):
47,347	Mindray Medical International, Ltd., ADR	1,349,390

Hotels, Restaurants & Leisure (1.6%):
1,156,660	MINI International Public Co., Ltd.	1,026,107
32,648	Yum! Brands, Inc.	2,940,932

		3,967,039

Household Durables (0.8%):
23,119	Coway Co., Ltd.	1,896,615

Independent Power and Renewable Electricity Producers (0.7%):
1,496,000	China Longyuan Power Group Corp.	1,648,886

Industrial Conglomerates (1.9%):
486,808	KOC Holdings AS	2,252,203
18,803	LG Corp.	1,037,925
78,110	SM Investments Corp.	1,550,367

		4,840,495

Insurance (8.1%):
897,600	AIA Group, Ltd.	5,866,873
164,700	BB Seguridade Participacoes SA	1,814,339
2,031,781	Cathay Financial Holding Co., Ltd.	3,545,247
854,000	China Life Insurance Co., Ltd.	3,686,255
887,000	China Pacific Insurance Group Co., Ltd., Class H	4,224,853
1,288	Powszechny Zaklad Ubezpieczen SA	148,131

		19,285,698

Internet Software & Services (7.1%):
7,913	Baidu, Inc., ADR*	1,575,320
4,817	NHN Corp.	2,736,566
640,000	Tencent Holdings, Ltd.	12,743,194

		17,055,080

Continued

2

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Common Stocks, continued
IT Services (3.5%):
141,800	Cielo SA	$2,005,054
47,365	Infosys Technologies-SP, ADR^	750,735
140,168	Infosys, Ltd.	2,168,305
89,982	Tata Consultancy Services, Ltd.	3,597,411

		8,521,505

Machinery (0.8%):
189,000	WEG SA	1,163,236
206,799	Weichai Power Co., Ltd., Class H	684,290

		1,847,526

Media (1.5%):
22,929	Naspers, Ltd.	3,548,264

Metals & Mining (1.3%):
19,903	KGHM Polska Miedz SA	564,191
77,278	Mining and Metallurgical Co. Norilsk Nickel, ADR	1,309,862
4,212	POSCO	835,732
120,600	Vale SA, ADR^	710,334

		3,420,119

Multiline Retail (1.4%):
9,279	Hotel Shilla Co., Ltd.	926,935
9,925	Hyundai Department Store Co., Ltd.	1,299,698
151,413	Woolworths Holdings, Ltd.	1,225,263

		3,451,896

Oil, Gas & Consumable Fuels (6.2%):
8,606,400	China Petroleum & Chemical Corp., Class H	7,399,868
34,735	LUKOIL, ADR	1,559,948
7,400	NovaTek OAO, Registered Shares, GDR	754,222
173,900	PTT pcl	1,846,957
3,312	SK Energy Co., Ltd.*	364,139
57,432	Tupras-Turkiye Petrol Rafine*	1,454,673
71,042	Ultrapar Participacoes SA	1,501,431

		14,881,238

Personal Products (0.9%):
6,663	Amorepacific Corp.	2,494,439

Pharmaceuticals (1.4%):
47,062	Aspen Pharmacare Holdings, Ltd.	1,393,453
65,640	Lupin, Ltd.	1,943,872

		3,337,325

Real Estate Management & Development (2.6%):
1,910,500	Ayala Land, Inc.	1,579,446
2,115,471	Emaar Properties PJSC	4,519,431

		6,098,877

Shares or Principal Amount		Fair Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment (10.9%):
2,159,000	Advanced Semiconductor Engineering, Inc.	$2,899,237
10,449	Samsung Electronics Co., Ltd.	11,872,552
71,811	SK Hynix, Inc.	2,730,001
1,887,110	Taiwan Semiconductor Manufacturing Co., Ltd.	8,503,757

		26,005,547

Technology Hardware, Storage & Peripherals (1.5%):
285,000	Catcher Technology Co., Ltd.	3,564,749

Textiles, Apparel & Luxury Goods (0.9%):
1,404,000	Belle International Holdings, Ltd.	1,616,373
41,960	Eclat Textile Co., Ltd.	688,117

		2,304,490

Transportation Infrastructure (0.6%):
278,956	Companhia de Concessoes Rodoviarias	1,343,534

Wireless Telecommunication Services (6.1%):
371,800	Advanced Info Service pcl	2,635,235
547,000	China Mobile, Ltd.	6,995,893
7,247	SK Telecom Co., Ltd.	1,623,251
670,000	Taiwan Mobile Co., Ltd.	2,236,645
274,063	Turkcell Iletisim Hizmetleri AS	1,258,821

		14,749,845

Total Common Stocks (Cost $192,045,956)		236,858,274

Preferred Stocks (0.4%):
Food & Staples Retailing (0.2%):
22,900	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, Preferred Shares	540,856

Multiline Retail (0.2%):
80,800	Lojas Americanas SA	453,626

Total Preferred Stocks (Cost $1,470,663)		994,482

Securities Held as Collateral for Securities on Loan (0.6%):
$1,439,870	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	1,439,870

Total Securities Held as Collateral for Securities on Loan (Cost $1,439,870)		1,439,870

Unaffiliated Investment Company (0.8%):
1,948,592	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	1,948,592

Total Unaffiliated Investment Company (Cost $1,948,592)		1,948,592

Total Investment Securities (Cost $196,905,081)(c) — 100.3%		241,241,218
Net other assets (liabilities) — (0.3)%		(804,984)

Net Assets — 100.0%		$240,436,234

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $1,013,713.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Brazil	7.5%
Cayman Islands	1.9%
Chile	0.6%
China	15.9%
Czech Republic	0.2%
Egypt	0.6%
Greece	0.3%
Hong Kong	7.9%
Hungary	0.8%
India	9.2%
Indonesia	0.7%
Korea, Republic Of	3.6%
Kuwait	0.4%
Mexico	0.6%
Philippines	1.3%
Poland	1.5%
Qatar	0.4%
Republic of Korea (South)	14.0%
Russian Federation	2.5%
South Africa	3.4%
Switzerland	1.8%
Taiwan	12.6%
Thailand	3.5%
Turkey	4.3%
United Arab Emirates	1.9%
United States	2.6%

100.0%

See accompanying notes to the financial statements.

4

AZL Schroder Emerging Markets Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$196,905,081

Investment securities, at value*	$241,241,218
Interest and dividends receivable	1,295,187
Foreign currency, at value (cost $177,098)	177,249
Receivable for investments sold	486,024
Reclaims receivable	9,751
Prepaid expenses	510

Total Assets	243,209,939

Liabilities:
Payable for investments purchased	543,285
Payable for capital shares redeemed	340,198
Payable for collateral received on loaned securities	1,439,870
Manager fees payable	215,782
Administration fees payable	8,490
Distribution fees payable	44,614
Custodian fees payable	163,092
Administrative and compliance services fees payable	265
Trustee fees payable	1,699
Other accrued liabilities	16,410

Total Liabilities	2,773,705

Net Assets	$240,436,234

Net Assets Consist of:
Capital	$187,118,890
Accumulated net investment income/(loss)	3,410,319
Accumulated net realized gains/(losses) from investment transactions	5,574,205
Net unrealized appreciation/(depreciation) on investments	44,332,820

Net Assets	$240,436,234

Class 1
Net Assets	$25,800,179
Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,414,878
Net Asset Value (offering and redemption price per share)	$7.56

Class 2
Net Assets	$214,636,055
Shares of beneficial interest (unlimited number of shares authorized, no par value)	28,479,871
Net Asset Value (offering and redemption price per share)	$7.54

*	Includes securities on loan of $1,013,713.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$3,396,487
Income from securities lending	20,507
Foreign withholding tax	(384,314)

Total Investment Income	3,032,680

Expenses:
Manager fees	1,543,634
Administration fees	47,384
Distribution fees — Class 2	280,641
Custodian fees	259,892
Administrative and compliance services fees	1,551
Trustee fees	6,295
Professional fees	6,987
Shareholder reports	10,604
Other expenses	3,298

Total expenses before reductions	2,160,286
Less expenses voluntarily waived/reimbursed by the Manager	(188,249)

Net expenses	1,972,037

Net Investment Income/(Loss)	1,060,643

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,104,180)
Change in net unrealized appreciation/depreciation on investments	6,950,090

Net Realized/Unrealized Gains/(Losses) on Investments	5,845,910

Change in Net Assets Resulting From Operations	$6,906,553

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Schroder Emerging Markets Equity Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,060,643	$2,599,452
Net realized gains/(losses) on investment transactions	(1,104,180)	8,455,489
Change in unrealized appreciation/depreciation on investments	6,950,090	(24,537,832)

Change in net assets resulting from operations	6,906,553	(13,482,891)

Dividends to Shareholders:
From net investment income:
Class 1	—	(253,318)
Class 2	—	(1,478,612)
From net realized gains:
Class 1	—	(44,382)
Class 2	—	(380,578)

Change in net assets resulting from dividends to shareholders	—	(2,156,890)

Capital Transactions:
Class 1
Proceeds from shares issued	102,495	75,407
Proceeds from dividends reinvested	—	297,700
Value of shares redeemed	(1,231,900)	(4,229,928)

Total Class 1	(1,129,405)	(3,856,821)

Class 2
Proceeds from shares issued	2,593,843	10,680,833
Proceeds from dividends reinvested	—	1,859,190
Value of shares redeemed	(19,404,648)	(40,235,190)

Total Class 2	(16,810,805)	(27,695,167)

Change in net assets resulting from capital transactions	(17,940,210)	(31,551,988)

Change in net assets	(11,033,657)	(47,191,769)
Net Assets:
Beginning of period	251,469,891	298,661,660

End of period	$240,436,234	$251,469,891

Accumulated net investment income/(loss)	$3,410,319	$2,349,676

Share Transactions:
Class 1
Shares issued	13,038	9,781
Dividends reinvested	—	36,708
Shares redeemed	(160,761)	(543,859)

Total Class 1 Shares	(147,723)	(497,370)

Class 2
Shares issued	337,817	1,402,596
Dividends reinvested	—	229,530
Shares redeemed	(2,535,452)	(5,180,975)

Total Class 2 Shares	(2,197,635)	(3,548,849)

Change in shares	(2,345,358)	(4,046,219)

See accompanying notes to the financial statements.

6

AZL Schroder Emerging Markets Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$7.35		$7.81	$8.05	$7.08	$8.76	$7.84

Investment Activities:
Net Investment Income/(Loss)	0.04		0.10	0.09	0.08	0.12	0.10 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.17		(0.48)	(0.25)	1.39	(1.61)	0.88

Total from Investment Activities	0.21		(0.38)	(0.16)	1.47	(1.49)	0.98

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	(0.08)	(0.08)	(0.08)	(0.06)
Net Realized Gains	—		(0.01)	—	(0.42)	(0.11)	—

Total Dividends	—		(0.08)	(0.08)	(0.50)	(0.19)	(0.06)

Net Asset Value, End of Period	$7.56		$7.35	$7.81	$8.05	$7.08	$8.76

Total Return(b)	2.86	%(c)	(4.96)%	(1.96)%	21.52%	(17.09)%	12.61%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$25,800		$26,194	$31,711	$36,970	$34,046	$47,962
Net Investment Income/(Loss)(d)	1.08%		1.14%	1.04%	0.99%	1.28%	1.19%
Expenses Before Reductions(d)	1.50%		1.46%	1.45%	1.43%	1.45%	1.45%
Expenses Net of Reductions(d) (e)	1.35%		1.31%	1.30%	1.28%	1.25%	1.17%
Portfolio Turnover Rate(f)	24	%(c)	58%	49%	51%	66%	101%
Class 2
Net Asset Value, Beginning of Period	$7.34		$7.80	$8.03	$7.07	$8.74	$7.82

Investment Activities:
Net Investment Income/(Loss)	0.04		0.08	0.07	0.05	0.09	0.08 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.16		(0.48)	(0.24)	1.39	(1.59)	0.89

Total from Investment Activities	0.20		(0.40)	(0.17)	1.44	(1.50)	0.97

Dividends to Shareholders From:
Net Investment Income	—		(0.05)	(0.06)	(0.06)	(0.06)	(0.05)
Net Realized Gains	—		(0.01)	—	(0.42)	(0.11)	—

Total Dividends	—		(0.06)	(0.06)	(0.48)	(0.17)	(0.05)

Net Asset Value, End of Period	$7.54		$7.34	$7.80	$8.03	$7.07	$8.74

Total Return(b)	2.72	%(c)	(5.22)%	(2.10)%	21.04%	(17.27)%	12.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$214,636		$225,276	$266,951	$298,895	$266,106	$376,825
Net Investment Income/(Loss)(d)	0.82%		0.90%	0.79%	0.74%	1.03%	0.91%
Expenses Before Reductions(d)	1.75%		1.71%	1.70%	1.68%	1.70%	1.70%
Expenses Net of Reductions(d) (e)	1.60%		1.56%	1.55%	1.53%	1.50%	1.42%
Portfolio Turnover Rate(f)	24	%(c)	58%	49%	51%	66%	101%

(a)	Average shares method used in calculation.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for the periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

7

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Schroder Emerging Markets Equity Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign

8

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $5.5 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,022 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Schroder Investment Management North America Inc. (“Schroder”), Schroder provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

3. Related Party Transactions

	Annual Rate*	Annual Expense Limit
AZL Schroder Emerging Markets Equity Fund Class 1	1.23%	1.40%
AZL Schroder Emerging Markets Equity Fund Class 2	1.23%	1.65%

*	The Manager voluntarily reduced the management fee to 1.08% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

9

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,363 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks
Aerospace & Defense	$1,160,107	$—	$1,160,107
Banks	6,986,155	45,365,104	52,351,259
Beverages	2,513,319	—	2,513,319
Diversified Telecommunication Services	667,247	1,461,131	2,128,378
Electric Utilities	1,419,951	1,091,437	2,511,388
Health Care Equipment & Supplies	1,349,390	—	1,349,390

10

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Investment Securities:	Level 1	Level 2	Total

Hotels, Restaurants & Leisure	$2,940,932	$1,026,107	$3,967,039
Insurance	1,814,339	17,471,359	19,285,698
Internet Software & Services	1,575,320	15,479,760	17,055,080
IT Services	2,755,789	5,765,716	8,521,505
Machinery	1,163,236	684,290	1,847,526
Metals & Mining	2,020,196	1,399,923	3,420,119
Oil, Gas & Consumable Fuels	3,815,601	11,065,637	14,881,238
Transportation Infrastructure	1,343,534	—	1,343,534
All Other Common Stocks+	—	104,522,694	104,522,694
Preferred Stocks+	994,482	—	994,482
Securities Held as Collateral for Securities on Loan	—	1,439,870	1,439,870
Unaffiliated Investment Company	1,948,592	—	1,948,592

Total Investment Securities	$34,468,190	$206,773,028	$241,241,218

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

For the period ended June 30, 2015, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. There were significant total transfers from Level 1 to Level 2 and from Level 2 to Level 1 during the reporting period. Level 1 securities were valued using quoted prices from stock exchanges. Level 2 securities were valued using fair valuation methodologies. These transfers were as follows:

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2	Total Transfers*
AZL Schroder Emerging Markets Fund	$8,368,450	$2,493,455	$10,861,905

*	Represents 4.51% of net assets as of June 30, 2015.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder Emerging Markets Equity Fund	$59,470,712	$76,965,962

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $198,965,351. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$53,372,331
Unrealized depreciation	(11,096,464)

Net unrealized appreciation/(depreciation)	$42,275,867

11

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Schroder Emerging Markets Equity Fund	$1,731,930	$424,960	$2,156,890

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Schroder Emerging Markets Equity Fund	$2,350,442	$8,691,500	$—	$35,368,849	$46,410,791

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Small Cap Stock Index Fund	$1,000.00	$1,038.90	$2.98	0.59%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Small Cap Stock Index Fund	$1,000.00	$1,021.87	$2.96	0.59%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	23.2%
Industrials	16.2
Information Technology	16.2
Consumer Discretionary	15.2
Health Care	13.5
Materials	5.2
Utilities	3.4
Energy	3.0
Consumer Staples	2.6
Telecommunication Services	0.7

Total Common Stocks	99.2
Right	— ^
Securities Held as Collateral for Securities on Loan	29.0
Money Market	0.9

Total Investment Securities	129.1
Net other assets (liabilities)	(29.1)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (1.9%):
14,640	AAR Corp.^	$466,577
27,193	Aerojet Rocketdyne Holdings, Inc.*^	560,448
8,755	AeroVironment, Inc.*	228,330
3,183	American Science & Engineering, Inc.	139,447
9,458	Cubic Corp.^	450,012
20,637	Curtiss-Wright Corp.	1,494,944
7,540	Engility Holdings, Inc.*	189,706
16,798	Moog, Inc., Class A*	1,187,283
2,140	National Presto Industries, Inc.^	171,885
23,209	TASER International, Inc.*^	773,092

		5,661,724

Air Freight & Logistics (0.9%):
10,794	Atlas Air Worldwide Holdings, Inc.*^	593,238
10,269	Echo Global Logistics, Inc.*^	335,386
13,393	Forward Air Corp.^	699,917
14,878	Hub Group, Inc.*^	600,179
39,628	UTI Worldwide, Inc.*^	395,884

		2,624,604

Airlines (0.7%):
5,840	Allegiant Travel Co.^	1,038,819
23,733	Hawaiian Holdings, Inc.*^	563,659
21,488	Republic Airways Holdings, Inc.*^	197,260
21,895	SkyWest, Inc.^	329,301

		2,129,039

Auto Components (0.8%):
13,174	Dorman Products, Inc.*^	627,873
10,350	Drew Industries, Inc.	600,507
15,441	Gentherm, Inc.*^	847,866
8,928	Standard Motor Products, Inc.^	313,551
9,624	Superior Industries International, Inc.^	176,215

		2,566,012

Automobiles (0.1%):
11,779	Winnebago Industries, Inc.^	277,867

Banks (8.4%):
8,328	Banner Corp.	399,161
34,476	BBCN Bancorp, Inc.^	509,900
36,066	Boston Private Financial Holdings, Inc.	483,645
13,908	Cardinal Financial Corp.^	303,055
11,651	Central Pacific Financial Corp.	276,711
6,597	City Holding Co.^	324,902
23,159	Columbia Banking System, Inc.^	753,594
17,904	Community Bank System, Inc.^	676,234
42,023	CVB Financial Corp.^	740,025
75,814	F.N.B. Corp.^	1,085,656
45,164	First Bancorp*	217,690
39,105	First Commonwealth Financial Corp.	375,017
26,703	First Financial Bancorp	479,052
27,917	First Financial Bankshares, Inc.^	967,045
33,846	First Midwest Bancorp, Inc.	642,059
32,768	Glacier Bancorp, Inc.^	964,035
13,938	Hanmi Financial Corp.	346,220
25,459	Home Bancshares, Inc.^	930,781
11,412	Independent Bank Corp.	535,109

Shares		Fair Value
Common Stocks, continued
Banks, continued
15,828	LegacyTexas Financial Group, Inc.	$478,006
27,901	MB Financial, Inc.^	960,910
60,860	National Penn Bancshares, Inc.	686,501
19,157	NBT Bancorp, Inc.^	501,339
19,757	OFG Bancorp^	210,807
46,604	Old National Bancorp^	673,894
14,415	Pinnacle Financial Partners, Inc.^	783,744
30,681	PrivateBancorp, Inc.	1,221,717
12,290	S & T Bancorp, Inc.	363,661
6,799	Simmons First National Corp., Class A^	317,377
10,211	Southside Bancshares, Inc.^	298,463
39,554	Sterling Bancorp^	581,444
78,837	Susquehanna Bancshares, Inc.	1,113,178
25,269	Talmer Bancorp, Inc., Class A	423,256
19,906	Texas Capital Bancshares, Inc.*	1,238,949
5,183	Tompkins Financial Corp.^	278,431
17,772	UMB Financial Corp.^	1,013,359
27,689	United Bankshares, Inc.^	1,113,928
19,546	United Community Banks, Inc.	407,925
11,259	Westamerica Bancorp^	570,268
30,566	Wilshire Bancorp, Inc.	386,049
20,678	Wintrust Financial Corp.^	1,103,792

		25,736,889

Biotechnology (1.2%):
18,641	Acorda Therapeutics, Inc.*^	621,305
12,992	Emergent Biosolutions, Inc.*^	428,086
7,748	Ligand Pharmaceuticals, Inc., Class B*^	781,773
41,435	Mimedx Group, Inc.*	480,232
25,749	Momenta Pharmaceuticals, Inc.*	587,335
13,352	Repligen Corp.*^	551,037
25,811	Spectrum Pharmaceuticals, Inc.*^	176,547

		3,626,315

Building Products (1.2%):
17,758	AAON, Inc.^	399,910
5,404	American Woodmark Corp.*	296,409
12,578	Apogee Enterprises, Inc.	662,106
12,330	Gibraltar Industries, Inc.*	251,162
17,605	Griffon Corp.^	280,272
20,620	PGT, Inc.*	299,196
14,830	Quanex Building Products Corp.	317,807
18,057	Simpson Manufacturing Co., Inc.^	613,938
8,522	Universal Forest Products, Inc.^	443,400

		3,564,200

Capital Markets (1.4%):
8,620	Calamos Asset Management, Inc., A	105,595
22,851	Financial Engines, Inc.^	970,710
12,304	Greenhill & Co., Inc.^	508,524
14,367	HFF, Inc., Class A^	599,535
25,661	Interactive Brokers Group, Inc., Class A^	1,066,471
15,392	Investment Technology Group, Inc.	381,722
7,229	Piper Jaffray Cos., Inc.*	315,474
3,119	Virtus Investment Partners, Inc.^	412,488

		4,360,519

Continued

2

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals (2.2%):
12,680	A. Schulman, Inc.^	$554,370
11,220	American Vanguard Corp.^	154,836
13,471	Balchem Corp.^	750,604
23,068	Calgon Carbon Corp.^	447,058
21,658	Flotek Industries, Inc.*^	271,375
9,621	Futurefuel Corp.	123,822
22,022	H.B. Fuller Co.^	894,534
4,085	Hawkins, Inc.^	164,993
9,122	Innophos Holdings, Inc.	480,182
24,902	Intrepid Potash, Inc.*^	297,330
8,917	Koppers Holdings, Inc.	220,428
13,722	Kraton Performance Polymers, Inc.*	327,681
8,451	LSB Industries, Inc.*	345,139
13,187	OM Group, Inc.	443,083
5,799	Quaker Chemical Corp.^	515,183
18,752	Rayonier Advanced Materials, Inc.^	304,908
8,337	Stepan Co.	451,115
10,962	Tredegar Corp.	242,370

		6,989,011

Commercial Services & Supplies (2.6%):
22,597	ABM Industries, Inc.^	742,763
20,755	Brady Corp., Class A^	513,479
8,577	G&K Services, Inc., Class A^	593,014
30,824	Healthcare Services Group, Inc.^	1,018,733
28,702	Interface, Inc.^	718,985
12,764	Matthews International Corp., Class A	678,279
19,964	Mobile Mini, Inc.	839,287
26,250	Tetra Tech, Inc.^	673,050
21,117	The Brink’s Co.^	621,473
6,811	UniFirst Corp.	761,810
9,436	US Ecology, Inc.^	459,722
8,462	Viad Corp.	229,405

		7,850,000

Communications Equipment (1.1%):
23,396	ADTRAN, Inc.	380,185
4,573	Bel Fuse, Inc., B	93,838
6,611	Black Box Corp.^	132,220
15,733	CalAmp Corp.*^	287,285
7,032	Comtech Telecommunications Corp.	204,280
10,417	Digi International, Inc.*	99,482
38,334	Harmonic, Inc.*	261,821
25,696	Ixia*^	319,658
15,088	NETGEAR, Inc.*^	452,942
19,011	ViaSat, Inc.*^	1,145,603

		3,377,314

Construction & Engineering (1.0%):
16,133	Aegion Corp.*	305,559
16,091	Comfort Systems USA, Inc.	369,288
14,724	Dycom Industries, Inc.*^	866,507
27,199	Emcor Group, Inc.	1,299,296
9,062	MYR Group, Inc.*	280,560
11,913	Orion Marine Group, Inc.*	86,012

		3,207,222

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.2%):
31,979	Headwaters, Inc.*	$582,657

Consumer Finance (1.1%):
12,059	Cash America International, Inc.^	315,825
10,526	Encore Capital Group, Inc.*^	449,881
11,764	Enova International, Inc.*^	219,752
21,064	EZCORP, Inc., Class A*	156,506
12,335	First Cash Financial Services, Inc.*	562,353
21,054	PRA Group, Inc.*^	1,311,874
3,808	World Acceptance Corp.*^	234,230

		3,250,421

Containers & Packaging (0.1%):
10,637	Myers Industries, Inc.^	202,103

Distributors (0.5%):
18,862	Pool Corp.^	1,323,735
8,278	VOXX International Corp.*	68,542

		1,392,277

Diversified Consumer Services (0.4%):
7,471	American Public Education, Inc.*	192,154
4,719	Capella Education Co.	253,269
25,805	Career Education Corp.*	85,157
19,140	Regis Corp.*^	301,645
4,821	Strayer Education, Inc.*^	207,785
9,346	Universal Technical Institute, Inc.^	80,376

		1,120,386

Diversified Financial Services (0.6%):
17,924	Green Dot Corp., A*^	342,707
16,313	MarketAxess Holdings, Inc.^	1,513,357

		1,856,064

Diversified Telecommunication Services (0.6%):
38,115	8x8, Inc.*^	341,510
4,376	Atlantic Tele-Network, Inc.^	302,294
91,789	Cincinnati Bell, Inc.*^	350,634
20,103	Consolidated Communications Holdings, Inc.^	422,364
12,906	General Communication, Inc., Class A*	219,531
34,721	Iridium Communications, Inc.*^	315,614
8,787	Lumos Networks Corp.	129,960

		2,081,907

Electric Utilities (0.9%):
19,516	ALLETE, Inc.	905,347
17,503	El Paso Electric Co.	606,654
24,553	UIL Holdings Corp.	1,125,019

		2,637,020

Electrical Equipment (1.1%):
11,239	AZZ, Inc.	582,180
8,100	Encore Wire Corp.	358,749
19,196	EnerSys^	1,349,287
17,314	Franklin Electric Co., Inc.^	559,762
21,366	General Cable Corp.	421,551
4,041	Powell Industries, Inc.	142,122
7,054	Vicor Corp.*	85,988

		3,499,639

Continued

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (4.1%):
6,360	Agilysys, Inc.*^	$58,385
11,895	Anixter International, Inc.*	774,959
6,232	Badger Meter, Inc.^	395,670
22,850	Benchmark Electronics, Inc.*	497,673
18,273	Checkpoint Systems, Inc.	186,019
10,369	Coherent, Inc.*	658,224
14,435	CTS Corp.^	278,162
16,694	Daktronics, Inc.	197,991
7,629	DTS, Inc.*	232,608
11,298	Electro Scientific Industries, Inc.^	59,540
12,859	Fabrinet*	240,849
7,560	FARO Technologies, Inc.*	353,052
22,381	II-VI, Inc.*	424,791
16,701	Insight Enterprises, Inc.*^	499,527
16,667	Itron, Inc.*	574,011
9,812	Littlelfuse, Inc.	931,062
14,019	Mercury Computer Systems, Inc.*	205,238
16,682	Methode Electronics, Inc., Class A	457,921
6,511	MTS Systems Corp.^	448,933
17,150	Newport Corp.*	325,164
8,092	OSI Systems, Inc.*^	572,833
9,052	Park Electrochemical Corp.^	173,436
14,582	Plexus Corp.*	639,858
12,151	Rofin-Sinar Technologies, Inc.*	335,368
8,098	Rogers Corp.*	535,602
35,764	Sanmina Corp.*	721,002
12,395	ScanSource, Inc.*^	471,754
12,139	SYNNEX Corp.^	888,453
27,029	TTM Technologies, Inc.*^	270,020

		12,408,105

Energy Equipment & Services (1.5%):
15,325	Basic Energy Services, Inc.*^	115,704
15,049	Bristow Group, Inc.^	802,112
8,777	CARBO Ceramics, Inc.	365,387
8,435	Era Group, Inc.*^	172,749
29,984	Exterran Holdings, Inc.^	978,977
5,786	Geospace Technologies Corp.*^	133,367
4,923	Gulf Island Fabrication, Inc.^	54,990
11,024	Gulfmark Offshore, Inc., A^	127,878
13,953	Hornbeck Offshore Services, Inc.*^	286,455
56,071	ION Geophysical Corp.*	59,996
11,548	Matrix Service Co.*	211,097
36,393	Newpark Resources, Inc.*^	295,875
7,491	SEACOR Holdings, Inc.*^	531,412
15,023	Tesco Corp.	163,751
34,432	TETRA Technologies, Inc.*	219,676

		4,519,426

Food & Staples Retailing (0.3%):
11,569	Andersons, Inc. (The)^	451,191
15,981	SpartanNash Co.	520,022

		971,213

Food Products (1.8%):
25,188	B&G Foods, Inc.^	718,614
6,639	Calavo Growers, Inc.^	344,763

Shares		Fair Value
Common Stocks, continued
Food Products, continued
13,006	Cal-Maine Foods, Inc.^	$678,913
71,692	Darling International, Inc.*^	1,051,005
11,539	Diamond Foods, Inc.*^	362,094
6,496	J & J Snack Foods Corp.	718,912
8,782	Sanderson Farms, Inc.^	660,055
2,625	Seneca Foods Corp., Class A*	72,896
22,502	Snyders-Lance, Inc.^	726,140

		5,333,392

Gas Utilities (1.7%):
37,024	New Jersey Resources Corp.^	1,020,011
11,831	Northwest Natural Gas Co.^	499,032
34,177	Piedmont Natural Gas Co., Inc.^	1,206,790
29,696	South Jersey Industries, Inc.	734,382
20,216	Southwest Gas Corp.	1,075,693
18,876	The Laclede Group, Inc.^	982,685

		5,518,593

Health Care Equipment & Supplies (4.6%):
9,262	Abaxis, Inc.^	476,808
16,232	ABIOMED, Inc.*	1,066,930
5,409	Analogic Corp.^	426,770
11,125	AngioDynamics, Inc.*^	182,450
6,487	Anika Therapeutics, Inc.*^	214,266
15,306	Cantel Medical Corp.^	821,473
12,001	CONMED Corp.	699,298
11,134	CryoLife, Inc.^	125,592
11,364	Cyberonics, Inc.*^	675,703
9,564	Cynosure, Inc., Class A*	368,979
11,125	Greatbatch, Inc.*	599,860
22,503	Haemonetics Corp.*	930,724
6,022	ICU Medical, Inc.*	576,065
10,977	Integra LifeSciences Holdings Corp.*^	739,520
12,675	Invacare Corp.	274,160
20,716	Masimo Corp.*^	802,538
18,230	Meridian Bioscience, Inc.^	339,807
19,021	Merit Medical Systems, Inc.*	409,712
14,258	Natus Medical, Inc.*	606,820
16,055	Neogen Corp.*^	761,649
20,988	NuVasive, Inc.*	994,412
5,647	Surmodics, Inc.*	132,253
6,852	Vascular Solutions, Inc.*	237,901
31,202	West Pharmaceutical Services, Inc.^	1,812,213

		14,275,903

Health Care Providers & Services (3.7%):
11,804	Aceto Corp.	290,733
15,607	Air Methods Corp.*^	645,193
3,374	Almost Family, Inc.*	134,656
14,597	Amedisys, Inc.*^	579,939
20,582	AMN Healthcare Services, Inc.*^	650,185
20,945	AmSurg Corp.*^	1,465,103
10,769	Bio-Reference Laboratories, Inc.*^	444,221
7,447	Chemed Corp.^	976,302
3,954	CorVel Corp.*	126,607
12,813	Cross Country Healthcare, Inc.*	162,469

Continued

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
15,258	ExamWorks Group, Inc.*^	$596,588
15,420	Hanger Orthopedic Group, Inc.*^	361,445
14,704	HealthEquity, Inc.*	471,263
15,434	Healthways, Inc.*^	184,899
7,552	IPC Healthcare, Inc.*	418,305
36,271	Kindred Healthcare, Inc.	735,939
4,218	Landauer, Inc.^	150,330
5,296	LHC Group, Inc.*	202,572
11,824	Magellan Health Services, Inc.*	828,508
13,184	PharMerica Corp.*	439,027
5,198	Providence Service Corp.*	230,167
42,204	Select Medical Holdings Corp.^	683,705
9,841	The Ensign Group, Inc.^	502,481

		11,280,637

Health Care Technology (1.1%):
4,563	Computer Programs & Systems, Inc.^	243,755
10,257	HealthStream, Inc.*	312,018
26,087	MedAssets, Inc.*^	575,479
23,858	Medidata Solutions, Inc.*^	1,295,968
15,678	Omnicell, Inc.*	591,217
19,078	Quality Systems, Inc.	316,122

		3,334,559

Hotels, Restaurants & Leisure (4.1%):
738	Biglari Holdings, Inc.*^	305,348
9,417	BJ’s Restaurants, Inc.*^	456,254
10,282	Bob Evans Farms, Inc.	524,896
34,803	Boyd Gaming Corp.*^	520,305
10,358	Cracker Barrel Old Country Store, Inc.^	1,545,000
7,198	DineEquity, Inc.	713,250
16,976	Interval Leisure Group, Inc.^	387,902
16,176	Jack in the Box, Inc.	1,426,076
7,986	Marcus Corp.	153,171
11,996	Marriott Vacations Worldwide Corp.	1,100,633
4,320	Monarch Casino & Resort, Inc.*	88,819
12,669	Papa John’s International, Inc.^	957,903
25,944	Pinnacle Entertainment, Inc.*^	967,192
9,965	Popeyes Louisiana Kitchen, Inc.*	597,800
6,084	Red Robin Gourmet Burgers*^	522,129
26,611	Ruby Tuesday, Inc.*^	166,851
14,840	Ruth’s Hospitality Group, Inc.^	239,221
21,446	Scientific Games Corp., A*^	333,271
21,378	Sonic Corp.^	615,686
27,167	Texas Roadhouse, Inc.^	1,016,861

		12,638,568

Household Durables (1.9%):
11,385	Ethan Allen Interiors, Inc.^	299,881
11,562	Helen of Troy, Ltd.*	1,127,178
12,972	iRobot Corp.*^	413,547
22,278	La-Z-Boy, Inc.	586,803
10,692	M/I Homes, Inc.*^	263,772
16,385	Meritage Corp.*^	771,570
64,716	Standard Pacific Corp.*^	576,620
20,420	The Ryland Group, Inc.^	946,875

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
16,717	TopBuild Corp.*	$484,793
6,857	Universal Electronics, Inc.*	341,753

		5,812,792

Household Products (0.2%):
17,617	Central Garden & Pet Co., A*	201,010
5,935	WD-40 Co.^	517,295

		718,305

Insurance (2.7%):
33,216	American Equity Investment Life Holding Co.^	896,168
8,244	Amerisafe, Inc.	387,963
8,203	eHealth, Inc.*	104,096
13,735	Employers Holdings, Inc.	312,883
4,021	HCI Group, Inc.^	177,768
17,777	Horace Mann Educators Corp.	646,727
5,003	Infinity Property & Casualty Corp.	379,428
20,357	Meadowbrook Insurance Group, Inc.^	175,070
16,484	Montpelier Re Holdings, Ltd.	651,118
4,787	Navigators Group, Inc.*	371,280
24,120	ProAssurance Corp.	1,114,586
16,230	RLI Corp.^	834,060
5,520	Safety Insurance Group, Inc.	318,559
24,669	Selective Insurance Group, Inc.^	691,965
9,624	Stewart Information Services Corp.	383,035
8,990	United Fire Group, Inc.	294,512
7,387	United Insurance Holdings Co.^	114,794
13,323	Universal Insurance Holdings, Inc.^	322,417

		8,176,429

Internet & Catalog Retail (0.3%):
5,220	Blue Nile, Inc.*^	158,636
8,239	FTD Cos., Inc.*^	232,257
12,723	Nutri/System, Inc.^	316,548
8,826	PetMed Express, Inc.^	152,425

		859,866

Internet Software & Services (2.1%):
17,995	Blucora, Inc.*^	290,619
14,647	comScore, Inc.*	780,099
19,427	DealerTrack Holdings, Inc.*^	1,219,822
16,872	DHI Group, Inc.*^	149,992
19,912	j2 Global, Inc.^	1,352,822
10,991	Liquidity Services, Inc.*^	105,843
22,637	LivePerson, Inc.*	222,069
10,652	LogMeIn, Inc.*	686,947
39,936	Monster Worldwide, Inc.*^	261,181
26,545	NIC, Inc.^	485,243
14,975	QuinStreet, Inc.*	96,589
6,532	Stamps.com, Inc.*	480,559
10,472	XO Group, Inc.*	171,217

		6,303,002

IT Services (2.2%):
10,447	CACI International, Inc., Class A*	845,057
19,312	Cardtronics, Inc.*^	715,510
29,830	CIBER, Inc.*	102,914

Continued

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
14,028	CSG Systems International, Inc.^	$444,126
16,506	Essendant, Inc.^	647,861
13,621	Exlservice Holdings, Inc.*	471,014
4,604	Forrester Research, Inc.	165,836
15,810	Heartland Payment Systems, Inc.^	854,530
15,333	iGATE Corp.*^	731,231
10,040	ManTech International Corp., Class A	291,160
15,346	Perficient, Inc.*	295,257
16,676	Sykes Enterprises, Inc.*	404,393
7,344	TeleTech Holdings, Inc.	198,876
11,567	Virtusa Corp.*	594,544

		6,762,309

Leisure Products (0.3%):
5,597	Arctic Cat, Inc.	185,876
33,799	Callaway Golf Co.^	302,163
8,229	Sturm, Ruger & Co., Inc.^	472,756

		960,795

Life Sciences Tools & Services (1.0%):
33,412	Affymetrix, Inc.*^	364,859
10,496	Albany Molecular Research, Inc.*^	212,229
13,597	Cambrex Corp.*	597,452
16,634	Luminex Corp.*	287,103
23,817	PAREXEL International Corp.*^	1,531,671

		2,993,314

Machinery (3.7%):
25,982	Actuant Corp., A^	599,924
12,356	Albany International Corp., Class A	491,769
8,096	Astec Industries, Inc.	338,575
21,274	Barnes Group, Inc.^	829,473
19,276	Briggs & Stratton Corp.^	371,256
7,483	CIRCOR International, Inc.^	408,048
9,889	EnPro Industries, Inc.^	565,849
11,366	ESCO Technologies, Inc.^	425,202
27,205	Federal Signal Corp.	405,627
34,714	Harsco Corp.	572,781
27,399	Hillenbrand, Inc.^	841,149
12,576	John Bean Technologies Corp.	472,732
5,159	Lindsay Corp.^	453,528
7,423	Lydall, Inc.*^	219,424
24,419	Mueller Industries, Inc.^	847,828
5,489	Standex International Corp.^	438,736
7,995	Tennant Co.^	522,393
23,352	Titan International, Inc.^	250,800
23,996	Toro Co.^	1,626,449
12,218	Watts Water Technologies, Inc., Class A	633,503

		11,315,046

Marine (0.3%):
18,827	Matson, Inc.^	791,487

Media (0.6%):
48,931	Gannett Co., Inc.*	684,544
18,160	Harte-Hanks, Inc.	108,234
11,614	Scholastic Corp.^	512,526

Shares		Fair Value
Common Stocks, continued
Media, continued
8,837	Sizmek, Inc.*	$62,743
22,952	The E.W. Scripps Co., Class A^	524,453

		1,892,500

Metals & Mining (1.4%):
7,541	A.M. Castle & Co.*^	46,528
77,751	AK Steel Holding Corp.*^	300,896
21,792	Century Aluminum Co.*^	227,291
27,607	Globe Specialty Metals, Inc.^	488,644
5,304	Haynes International, Inc.	261,593
7,448	Kaiser Aluminum Corp.^	618,780
8,637	Materion Corp.	304,454
3,638	Olympic Steel, Inc.^	63,447
13,347	RTI International Metals, Inc.*^	420,697
52,435	Stillwater Mining Co.*^	607,722
28,289	SunCoke Energy, Inc.	367,757
23,289	US Silica Holdings, Inc.^	683,765

		4,391,574

Multiline Retail (0.2%):
14,896	Fred’s, Inc.^	287,343
19,217	Tuesday Morning Corp.*^	216,480

		503,823

Multi-Utilities (0.6%):
24,906	Avista Corp.^	763,369
20,438	NorthWestern Corp.^	996,352

		1,759,721

Oil, Gas & Consumable Fuels (1.5%):
16,161	Approach Resources, Inc.*^	110,703
22,124	Bill Barrett Corp.*^	190,045
16,952	Bonanza Creek Energy, Inc.*^	309,374
20,473	Carrizo Oil & Gas, Inc.*^	1,008,090
27,758	Cloud Peak Energy, Inc.*^	129,352
19,536	Comstock Resources, Inc.^	65,055
6,769	Contango Oil & Gas Co.*	83,056
15,109	Green Plains Renewable Energy, Inc.	416,253
25,351	Northern Oil & Gas, Inc.*^	171,626
17,320	PDC Energy, Inc.*^	929,045
31,368	Penn Virginia Corp.*^	137,392
25,440	PetroQuest Energy, Inc.*	50,371
27,751	Pioneer Energy Services Corp.*^	175,941
21,889	Rex Energy Corp.*^	122,360
24,904	Stone Energy Corp.*^	313,541
19,492	Swift Energy Co.*^	39,569
39,149	Synergy Resources Corp.*^	447,473

		4,699,246

Paper & Forest Products (1.3%):
17,125	Boise Cascade Co.*	628,145
8,257	Clearwater Paper Corp.*	473,126
4,827	Deltic Timber Corp.^	326,498
36,781	KapStone Paper & Packaging Corp.^	850,377
7,189	Neenah Paper, Inc.^	423,863
18,647	P.H. Glatfelter Co.	410,048

Continued

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
13,176	Schweitzer-Mauduit International, Inc.^	$525,459
21,769	Wausau Paper Corp.^	199,839

		3,837,355

Personal Products (0.1%):
7,313	Inter Parfums, Inc.^	248,130
4,898	Medifast, Inc.*^	158,303

		406,433

Pharmaceuticals (1.9%):
3,592	ANI Pharmaceuticals, Inc.*^	222,884
26,033	DepoMed, Inc.*^	558,668
28,873	Impax Laboratories, Inc.*^	1,325,848
11,725	Lannett Co., Inc.*^	696,934
56,637	Nektar Therapeutics*^	708,529
22,717	Prestige Brands Holdings, Inc.*^	1,050,434
9,851	Sagent Pharmaceuticals, Inc.*^	239,478
12,364	Supernus Pharmaceuticals, Inc.*^	209,941
28,763	The Medicines Co.*^	822,909

		5,835,625

Professional Services (1.5%):
5,842	CDI Corp.	75,946
11,062	Exponent, Inc.	495,356
7,014	Heidrick & Struggles International, Inc.	182,925
9,765	Insperity, Inc.^	497,039
12,441	Kelly Services, Inc., A	190,969
21,920	Korn/Ferry International	762,158
20,746	Navigant Consulting, Inc.*^	308,493
20,159	On Assignment, Inc.*	791,846
16,019	Resources Connection, Inc.^	257,746
18,172	Trueblue, Inc.*^	543,343
14,416	Wageworks, Inc.*^	583,127

		4,688,948

Real Estate Investment Trusts (REITs) (7.7%):
29,842	Acadia Realty Trust^	868,701
7,707	Agree Realty Corp.	224,813
14,582	American Assets Trust, Inc.	571,760
25,365	Associated Estates Realty Corp.	726,200
42,138	Capstead Mortgage Corp.^	467,732
12,051	CareTrust REIT, Inc.^	152,686
32,046	Cedar Shopping Centers, Inc.	205,094
25,848	Chesapeake Lodging Trust	787,847
11,387	Coresite Realty Corp.^	517,425
89,384	Cousins Properties, Inc.^	927,806
87,760	DiamondRock Hospitality, Co.^	1,124,206
14,103	EastGroup Properties, Inc.^	793,012
21,019	Education Realty Trust, Inc.	659,156
24,874	EPR Properties^	1,362,597
38,367	Franklin Street Properties Corp.^	433,931
32,286	Geo Group, Inc. (The)	1,102,890
11,340	Getty Realty Corp.^	185,522
30,376	Government Properties Income Trust^	563,475
43,572	Healthcare Realty Trust, Inc.	1,013,485
38,714	Inland Real Estate Corp.	364,686
36,301	Kite Realty Group Trust	888,285

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
93,020	Lexington Realty Trust	$788,810
15,534	LTC Properties, Inc.^	646,214
91,378	Medical Properties Trust, Inc.	1,197,966
36,927	Parkway Properties, Inc.	644,007
30,309	Pennsylvania Real Estate Investment Trust^	646,794
23,882	Post Properties, Inc.	1,298,464
8,457	PS Business Parks, Inc.	610,173
40,308	Retail Opportunity Investments Corp.^	629,611
25,628	Sabra Health Care REIT, Inc.	659,665
4,949	Saul Centers, Inc.	243,441
15,575	Sovran Self Storage, Inc.	1,353,623
37,515	Summit Hotel Properties, Inc.^	488,070
5,335	Universal Health Realty Income Trust	247,864
11,098	Urstadt Biddle Properties, Inc., A	207,311

		23,603,322

Real Estate Management & Development (0.1%):
14,531	Forestar Group, Inc.*^	191,228

Road & Rail (0.8%):
10,473	ArcBest Corp.	333,041
11,854	Celadon Group, Inc.	245,141
24,058	Heartland Express, Inc.^	486,693
26,989	Knight Transportation, Inc.^	721,686
12,049	Roadrunner Transportation System, Inc.*^	310,864
10,868	Saia, Inc.*^	427,004

		2,524,429

Semiconductors & Semiconductor Equipment (3.8%):
16,586	Advanced Energy Industries, Inc.*^	455,949
29,019	Brooks Automation, Inc.	332,268
10,693	Cabot Microelectronics Corp.*	503,747
8,880	CEVA, Inc.*	172,538
27,495	Cirrus Logic, Inc.*	935,655
10,999	Cohu, Inc.	145,517
15,983	Diodes, Inc.*	385,350
9,220	DSP Group, Inc.*	95,243
20,624	Exar Corp.*	201,703
26,129	Kopin Corp.*^	90,145
33,330	Kulicke & Soffa Industries, Inc.*	390,294
19,487	Micrel, Inc.	270,869
41,163	Microsemi Corp.*	1,438,648
23,031	MKS Instruments, Inc.^	873,796
15,889	Monolithic Power Systems, Inc.	805,731
10,456	Nanometrics, Inc.*^	168,551
8,607	Pericom Semiconductor Corp.^	113,182
12,773	Power Integrations, Inc.^	577,084
14,009	Rudolph Technologies, Inc.*^	168,248
28,797	Semtech Corp.*	571,620
15,991	Synaptics, Inc.*^	1,386,979
20,291	Tessera Technologies, Inc.	770,652
11,931	Ultratech, Inc.*	221,439
17,598	Veeco Instruments, Inc.*^	505,767

		11,580,975

Continued

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software (2.3%):
20,181	Blackbaud, Inc.^	$1,149,308
16,407	Bottomline Technologies, Inc.*^	456,279
12,079	Ebix, Inc.	393,896
13,633	EPIQ Systems, Inc.	230,125
7,460	Interactive Intelligence Group*^	331,746
3,926	MicroStrategy, Inc., A*^	667,734
17,222	Monotype Imaging Holdings, Inc.	415,222
16,097	NetScout Systems, Inc.*^	590,277
21,934	Progress Software Corp.*	603,185
15,905	Synchronoss Technologies, Inc.*^	727,336
36,651	Take-Two Interactive Software, Inc.*^	1,010,468
15,813	Tangoe, Inc.*	198,928
12,723	VASCO Data Security International, Inc.*^	384,107

		7,158,611

Specialty Retail (4.2%):
19,744	Barnes & Noble, Inc.*^	512,554
7,735	Big 5 Sporting Goods Corp.	109,914
18,857	Caleres, Inc.^	599,275
11,151	Cato Corp.^	432,213
16,072	Christopher & Banks Corp.*	64,449
18,423	Francesca’s Holdings Corp.*	248,158
10,485	Genesco, Inc.*^	692,325
9,284	Group 1 Automotive, Inc.^	843,266
8,992	Haverty Furniture Cos., Inc.	194,407
10,809	Hibbett Sports, Inc.*^	503,483
6,382	Kirkland’s, Inc.	177,866
9,889	Lithia Motors, Inc., Class A^	1,119,040
12,038	Lumber Liquidators Holdings, Inc.*^	249,307
10,905	MarineMax, Inc.*^	256,377
13,782	Monro Muffler Brake, Inc.^	856,690
8,090	Outerwall, Inc.^	615,730
23,151	Pep Boys—Manny, Moe & Jack*	284,063
22,717	Select Comfort Corp.*^	683,100
14,328	Sonic Automotive, Inc., Class A^	341,436
14,038	Stage Store, Inc.^	246,086
11,989	Stein Mart, Inc.	125,525
12,420	The Buckle, Inc.^	568,463
9,028	The Children’s Place Retail Stores, Inc.^	590,521
20,188	The Finish Line, Inc., Class A^	561,630
19,943	The Men’s Wearhouse, Inc.^	1,277,749
13,146	Vitamin Shoppe, Inc.*^	489,951
9,345	Zumiez, Inc.*^	248,857

		12,892,435

Technology Hardware, Storage & Peripherals (0.6%):
20,359	Electronics for Imaging, Inc.*^	885,820
37,946	QLogic Corp.*	538,454
15,552	Super Micro Computer, Inc.*^	460,028

		1,884,302

Textiles, Apparel & Luxury Goods (1.8%):
33,302	Crocs, Inc.*^	489,872
16,455	G-III Apparel Group, Ltd.*	1,157,609
20,788	Iconix Brand Group, Inc.*^	519,076
7,505	Movado Group, Inc.^	203,836

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
6,276	Oxford Industries, Inc.	$548,836
5,020	Perry Ellis International, Inc.*	119,325
24,110	Steven Madden, Ltd.*^	1,031,426
6,120	Unifi, Inc.*	205,020
44,671	Wolverine World Wide, Inc.^	1,272,231

		5,547,231

Thrifts & Mortgage Finance (1.2%):
39,151	Astoria Financial Corp.^	539,892
18,477	Bank Mutual Corp.^	141,719
5,944	BofI Holding, Inc.*^	628,341
30,386	Brookline Bancorp, Inc.^	343,058
13,309	Dime Community Bancshares	225,454
41,566	Northwest Bancshares, Inc.^	532,876
16,583	Oritani Financial Corp.	266,157
23,615	Provident Financial Services, Inc.^	448,449
40,890	TrustCo Bank Corp.	287,457
11,626	Wawlker & Dunlop, Inc.*	310,879

		3,724,282

Tobacco (0.2%):
9,775	Universal Corp.^	560,303

Trading Companies & Distributors (0.5%):
17,368	Applied Industrial Technologies, Inc.^	688,640
5,589	Dxp Enterprises, Inc.*^	259,889
11,691	Kaman Corp., Class A^	490,321
3,409	Veritiv Corp.*	124,292

		1,563,142

Water Utilities (0.2%):
16,439	American States Water Co.^	614,654

Wireless Telecommunication Services (0.1%):
9,649	Spok Holdings, Inc.	162,489

Total Common Stocks (Cost $192,208,032)		303,589,559

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc.*	—

Total Right (Cost $—)		—

Securities Held as Collateral for Securities on Loan (29.0%):
$88,737,457	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	88,737,457

Total Securities Held as Collateral for Securities on Loan (Cost $88,737,457)		88,737,457

Unaffiliated Investment Company (0.9%):
2,606,363	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	2,606,363

Total Unaffiliated Investment Company (Cost $2,606,363)		2,606,363

Total Investment Securities (Cost $283,551,852)(c) — 129.1%		394,933,379
Net other assets (liabilities) — (29.1)%		(88,954,228)

Net Assets — 100.0%		$305,979,151

Continued

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2015.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $86,998,989.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are $0 or rounds to less than $1.

Futures Contracts

Cash of $112,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Futures	Long	9/18/15	22	$2,750,880	$(18,748)

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$283,551,852

Investment securities, at value*	$394,933,379
Interest and dividends receivable	339,510
Receivable for investments sold	3,588,453
Receivable for variation margin on futures contracts	9,339
Prepaid expenses	584

Total Assets	398,871,265

Liabilities:
Cash overdraft	984
Cash received as collateral for derivatives	88,480
Payable for investments purchased	3,687,267
Payable for capital shares redeemed	211,355
Payable for collateral received on loaned securities	88,737,457
Manager fees payable	66,591
Administration fees payable	7,840
Distribution fees payable	64,029
Custodian fees payable	3,948
Administrative and compliance services fees payable	88
Trustee fees payable	845
Other accrued liabilities	23,230

Total Liabilities	92,892,114

Net Assets	$305,979,151

Net Assets Consist of:
Capital	$144,150,885
Accumulated net investment income/(loss)	5,177,266
Accumulated net realized gains/(losses) from investment transactions	45,288,221
Net unrealized appreciation/(depreciation) on investments	111,362,779

Net Assets	$305,979,151

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,091,531
Net Asset Value (offering and redemption price per share)	$16.03

*	Includes securities on loan of $86,998,989.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$2,968,423
Interest	28,242
Income from securities lending	205,636
Foreign withholding tax	(379)

Total Investment Income	3,201,922

Expenses:
Manager fees	460,983
Administration fees	53,806
Distribution fees	443,251
Custodian fees	12,983
Administrative and compliance services fees	2,243
Trustee fees	8,787
Professional fees	9,663
Shareholder reports	9,992
Other expenses	37,164

Total expenses	1,038,872

Net Investment Income/(Loss)	2,163,050

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	27,450,574
Net realized gains/(losses) on futures contracts	497,446
Change in net unrealized appreciation/depreciation on investments	(14,742,853)

Net Realized/Unrealized Gains/(Losses) on Investments	13,205,167

Change in Net Assets Resulting From Operations	$15,368,217

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Small Cap Stock Index Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,163,050	$3,014,227
Net realized gains/(losses) on investment transactions	27,948,020	26,370,301
Change in unrealized appreciation/depreciation on investments	(14,742,853)	(10,424,079)

Change in net assets resulting from operations	15,368,217	18,960,449

Dividends to Shareholders:
From net investment income	—	(2,252,073)
From net realized gains	—	(21,348,069)

Change in net assets resulting from dividends to shareholders	—	(23,600,142)

Capital Transactions:
Proceeds from shares issued	15,967,632	31,350,526
Proceeds from dividends reinvested	—	23,600,142
Value of shares redeemed	(106,941,707)	(51,878,166)

Change in net assets resulting from capital transactions	(90,974,075)	3,072,502

Change in net assets	(75,605,858)	(1,567,191)
Net Assets:
Beginning of period	381,585,009	383,152,200

End of period	$305,979,151	$381,585,009

Accumulated net investment income/(loss)	$5,177,266	$3,014,216

Share Transactions:
Shares issued	1,015,733	2,069,433
Dividends reinvested	—	1,604,360
Shares redeemed	(6,661,949)	(3,415,127)

Change in shares	(5,646,216)	258,666

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.43		$15.65	$11.39	$9.87	$9.90	$7.94

Investment Activities:
Net Investment Income/(Loss)	0.15		0.12	0.09	0.13	0.05	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.45		0.65	4.50	1.43	(0.03)	1.94

Total from Investment Activities	0.60		0.77	4.59	1.56	0.02	2.01

Dividends to Shareholders From:
Net Investment Income	—		(0.09)	(0.14)	(0.04)	(0.05)	(0.05)
Net Realized Gains	—		(0.90)	(0.19)	—	—	—

Total Dividends	—		(0.99)	(0.33)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$16.03		$15.43	$15.65	$11.39	$9.87	$9.90

Total Return(a)	3.89	%(b)	5.23%	40.62%	15.82%	0.29%	25.49%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$305,979		$381,585	$383,152	$267,053	$203,895	$199,967
Net Investment Income/(Loss)(c)	1.22%		0.81%	0.71%	1.33%	0.46%	0.62%
Expenses Before Reductions(c) (d)	0.59%		0.59%	0.59%	0.61%	0.63%	0.65%
Expenses Net of Reductions(c)	0.59%		0.59%	0.59%	0.61%	0.62%	0.58%
Portfolio Turnover Rate	8	%(b)	14%	17%	10%	21%	24%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $102.8 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $20,255 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $2.8 million as of June 30, 2015. The monthly average notional amount for these contracts was $4.4 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$18,748

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$497,446	$(156,665)

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Small Cap Stock Index Fund	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the period ended June 30, 2015, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,028 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2		Total
Common Stocks+	$303,589,559	$—		$303,589,559
Right	—	—	^	—	^
Securities Held as Collateral for Securities on Loan	—	88,737,457		88,737,457
Unaffiliated Investment Company	2,606,363	—		2,606,363

Total Investment Securities	306,195,922	88,737,457		394,933,379

Other Financial Instruments:*
Futures Contracts	(18,748)	—		(18,748)

Total Investments	$306,177,174	$88,737,457		$394,914,631

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^	Represents the interest in securities that were determined to have a value of zero at June 30, 2015.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$26,974,196	$111,941,865

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $290,613,374. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$120,017,154
Unrealized depreciation	(15,697,149)

Net unrealized appreciation/(depreciation)	$104,320,005

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Small Cap Stock Index Fund	$4,385,860	$19,214,282	$23,600,142

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Small Cap Stock Index Fund	$4,086,973	$24,227,906	$–	$118,145,170	$146,460,049

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,035.20	$5.05	1.00%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks, Preferred Stocks and Convertible Preferred Stocks	63.3%
Corporate Bonds	22.4
Money Markets	12.0
Securities Held as Collateral for Securities on Loan	7.5
Yankee Dollars	2.4
Foreign Bonds	0.2
Asset Backed Securities	0.1
Convertible Bonds	0.1

Total Investment Securities	108.0
Net other assets (liabilities)	(8.0)

Net Assets	100.0%

1

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (60.9%):
Aerospace & Defense (0.7%):
52,500	Boeing Co. (The)	$7,282,800

Auto Components (1.3%):
251,800	Johnson Controls, Inc.	12,471,654

Beverages (0.9%):
89,600	PepsiCo, Inc.	8,363,264
28,244	SABMiller plc	1,464,028

		9,827,292

Capital Markets (3.3%):
20,800	Affiliated Managers Group, Inc.*	4,546,880
681,000	Bank of New York Mellon Corp. (The)	28,581,570

		33,128,450

Chemicals (0.8%):
126,000	Cytec Industries, Inc.	7,626,780

Commercial Services & Supplies (2.3%):
273,313	Iron Mountain, Inc.^	8,472,703
353,800	Tyco International plc	13,614,224

		22,086,927

Electric Utilities (1.0%):
299,700	FirstEnergy Corp.^	9,755,235

Electrical Equipment (1.7%):
257,900	AMETEK, Inc.	14,127,762
54,400	Sensata Technologies Holding NV*	2,869,056

		16,996,818

Food & Staples Retailing (0.9%):
80,400	CVS Health Corp.	8,432,352

Food Products (2.2%):
141,000	General Mills, Inc.	7,856,520
28,200	Kraft Foods Group, Inc.	2,400,948
276,200	Mondelez International, Inc., Class A	11,362,868

		21,620,336

Health Care Equipment & Supplies (3.3%):
242,300	Abbott Laboratories^	11,892,084
145,897	Becton, Dickinson & Co.	20,666,310

		32,558,394

Health Care Providers & Services (2.3%):
82,400	CIGNA Corp.	13,348,800
9,800	Henry Schein, Inc.*	1,392,776
65,300	UnitedHealth Group, Inc.	7,966,600

		22,708,176

Industrial Conglomerates (5.8%):
572,500	Danaher Corp.	49,000,276
53,000	Roper Industries, Inc.	9,140,380

		58,140,656

Insurance (3.6%):
634,500	Marsh & McLennan Cos., Inc.	35,976,150

Internet Software & Services (1.1%):
49,200	eBay, Inc.*	2,963,808

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
12,730	Google, Inc., Class C*	$6,626,092
2,800	Google, Inc., Class A*	1,512,112

		11,102,012

IT Services (4.8%):
91,700	Fidelity National Information Services, Inc.	5,667,060
345,400	Fiserv, Inc.*^	28,609,482
200,600	Visa, Inc., Class A	13,470,290

		47,746,832

Life Sciences Tools & Services (3.5%):
14,000	Agilent Technologies, Inc.	540,120
130,500	PerkinElmer, Inc.^	6,869,520
206,800	Thermo Fisher Scientific, Inc.	26,834,368

		34,244,008

Machinery (1.2%):
80,400	IDEX Corp.^	6,317,832
85,600	Pentair, plc^	5,885,000

		12,202,832

Media (1.1%):
39,200	Comcast Corp., Class A	2,357,488
31,800	Liberty Global plc, Class A*	1,719,426
84,100	Liberty Global plc, Series C*	4,257,983
14,200	Time Warner Cable, Inc., Class A	2,530,014

		10,864,911

Multi-Utilities (2.8%):
437,900	PG&E Corp.	21,500,890
206,500	Xcel Energy, Inc.	6,645,170

		28,146,060

Oil, Gas & Consumable Fuels (1.8%):
578,900	Canadian Natural Resources, Ltd.	15,722,924
31,400	Occidental Petroleum Corp.	2,441,978

		18,164,902

Paper & Forest Products (0.0%):
488,000	Sino-Forest Corp.#*(a)	—

Pharmaceuticals (5.6%):
75,774	Allergan plc*	22,994,378
111,600	Eli Lilly & Co.^	9,317,484
384,000	Pfizer, Inc.	12,875,520
204,100	Zoetis, Inc.	9,841,702

		55,029,084

Professional Services (0.4%):
34,500	IHS, Inc., Class A*	4,437,735

Real Estate Investment Trusts (REITs) (1.6%):
141,600	American Tower Corp.	13,209,864
27,400	Crown Castle International Corp.	2,200,220

		15,410,084

Semiconductors & Semiconductor Equipment (0.3%):
58,400	Texas Instruments, Inc.^	3,008,184

Continued

2

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Software (1.7%):
298,600	Microsoft Corp.	$13,183,190
53,700	SS&C Technologies Holdings, Inc.^	3,356,250

		16,539,440

Specialty Retail (3.5%):
39,400	AutoZone, Inc.*	26,275,860
105,800	Lowe’s Cos., Inc.	7,085,426
5,300	O’Reilly Automotive, Inc.*^	1,197,694

		34,558,980

Tobacco (1.0%):
88,500	Altria Group, Inc.	4,328,535
70,000	Philip Morris International, Inc.	5,611,900

		9,940,435

Wireless Telecommunication Services (0.4%):
35,500	SBA Communications Corp., Class A*	4,081,436

Total Common Stocks (Cost $549,269,449)		604,088,955

Preferred Stocks (0.2%):
Banks (0.1%):
9,874	U.S. Bancorp, Series F, Preferred Shares^	278,644
25,000	U.S. Bancorp, Series G, Preferred Shares^	665,750

		944,394

Capital Markets (0.1%):
21,000	State Street Corp., Preferred Shares	525,630

Pharmaceuticals (0.0%):
300	Allergan plc, Preferred Shares, Series A	312,774

Total Preferred Stocks (Cost $1,776,676)		1,782,798

Convertible Preferred Stocks (2.2%):
Electric Utilities (0.1%):
16,700	SCE Trust I, 0.93%, Perpetual Bond^	402,136
2,930	SCE Trust II, 0.89%, Perpetual Bond^	66,892
32,472	SCE Trust III, 0.86%, Perpetual Bond^	864,405

		1,333,433

Pharmaceuticals (1.3%):
12,033	Actavis plc, Series A	12,545,364

Real Estate Investment Trusts (REITs) (0.6%):
54,871	American Tower Corp.^	5,487,100

Wireless Telecommunication Services (0.2%):
31,099	T-Mobile US, Inc., Series A	2,099,183

Total Convertible Preferred Stocks (Cost $20,445,760)		21,465,080

Asset Backed Securities (0.1%):
$384,038	DB Master Finance LLC, Class A2I, Series 2015-1A, 3.26%, 2/20/45(b)	385,492

960,000	Wendys Funding LLC, Class A2I, Series 2015-1A, 3.37%, 6/15/45(b)	958,557

Total Asset Backed Securities (Cost $1,344,038)		1,344,049

Convertible Bonds (0.1%):
Media (0.1%):
662,000	Priceline Group, Inc. (The), 0.35%, 6/15/20^	733,993

Total Convertible Bonds (Cost $715,658)		733,993

Notional Amount or Principal Amount		Fair Value
Corporate Bonds (22.4%):
Advertising (0.1%):
$1,350,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 6/1/20, Callable 12/1/15 @ 103.69^	$1,425,938

Aerospace & Defense (0.0%):
200,000	Moog, Inc., 5.25%, 12/1/22, Callable 12/1/17 @ 103.94(b)	203,500

Airlines (0.1%):
556,324	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	625,864

Automobiles (0.4%):
850,000	American Honda Finance Corp., 0.95%, 5/5/17, MTN^	849,310
3,100,000	Toyota Motor Credit Corp., 0.66%, 3/12/20, MTN^(c)	3,101,355

		3,950,665

Banks (0.5%):
2,705,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100(c)	2,684,983
1,601,860	Pinnacle Foods Finance LLC, 3.00%, 4/29/20(c)	1,593,626
492,500	Pinnacle Foods Finance LLC, 3.00%, 4/29/20(c)	489,900

		4,768,509

Beverages (0.0%):
450,000	PepsiCo, Inc., 1.25%, 4/30/18	448,128

Capital Markets (2.1%):
1,575,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100(c)	1,563,188
250,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	259,845
3,440,000	Ford Motor Credit Co. LLC, 0.91%, 3/27/17^(c)	3,429,865
3,415,000	Ford Motor Credit Co. LLC, 1.46%, 3/27/17	3,399,731
500,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	548,542
1,000,000	Ford Motor Credit Co. LLC, 0.80%, 9/8/17^(c)	994,184
1,800,000	Ford Motor Credit Co. LLC, 0.85%, 12/6/17(c)	1,787,127
475,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	472,534
960,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18^	963,952
1,625,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,747,018
1,975,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,968,632
1,400,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,389,783
310,000	National Rural Utilities Cooperative Finance Corp., 0.95%, 4/24/17, MTN	309,477
1,535,000	State Street Corp., Series F, 5.25%, 12/31/49, Callable 9/15/20 @ 100(c)	1,536,919

		20,370,797

Chemicals (0.3%):
905,000	Cytec Industries, Inc., 3.95%, 5/1/25, Callable 2/1/25 @ 100	890,377
1,033,602	Kronos, Inc., 4.50%, 10/30/19(c)	1,032,569
1,249,020	Kronos, Inc., 9.75%, 4/30/20(c)	1,286,491

		3,209,437

Continued

3

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies (0.1%):
$500,000	International Lease Finance Corp., 2.24%, 6/15/16(c)	$499,375
450,000	Iron Mountain, Inc., 7.75%, 10/1/19, Callable 10/1/15 @ 104	470,250

		969,625

Communications Equipment (0.3%):
2,500,000	Echostar DBS Corp., 7.13%, 2/1/16	2,565,625
365,000	Harris Corp., 2.00%, 4/27/18	363,937

		2,929,562

Consumer Finance (0.0%):
250,000	First Data Corp., 3.68%, 3/24/18(c)	249,063

Diversified Financial Services (1.2%):
970,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	978,462
50,000	CNH Industrial Capital LLC, 3.88%, 11/1/15	50,125
2,300,000	CNH Industrial Capital LLC, 6.25%, 11/1/16	2,386,250
775,000	CNH Industrial Capital LLC, 3.25%, 2/1/17^	772,094
1,075,000	CNH Industrial Capital LLC, 3.63%, 4/15/18^	1,075,000
6,300,000	UPC Financing Partnership, 3.25%, 6/30/21(c)	6,202,098

		11,464,029

Diversified Telecommunication Services (1.6%):
13,600,000	Intelsat Jackson Holding SA, 3.75%, 6/30/19(c)	13,483,855
1,969,849	Telesat Canada, 3.50%, 3/28/19(c)	1,961,635

		15,445,490

Electric Utilities (0.0%):
253,960	Texas Competitive Electric Holdings Co. LLC, 3.75%, 5/5/16(c)	253,960

Electrical Equipment (0.0%):
210,000	Amphenol Corp., 1.55%, 9/15/17	210,226

Food & Staples Retailing (0.8%):
2,275,000	Rite Aid Corp., 9.25%, 3/15/20, Callable 3/15/16 @ 104.63	2,465,531
5,675,000	Rite Aid Corp., 8.00%, 8/15/20, Callable 8/15/15 @ 104	5,916,188

		8,381,719

Food Products (0.7%):
250,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 6/1/16 @ 103.47	246,250
6,828,644	H.J. Heinz Co., 3.50%, 6/5/20(c)	6,825,230

		7,071,480

Gas Utilities (0.1%):
950,000	Southern Calif Gas Co., 3.20%, 6/15/25, Callable 3/15/25 @ 100	952,260

Health Care Equipment & Supplies (0.5%):
2,325,000	Becton, Dickinson & Co., 1.80%, 12/15/17	2,325,284
630,000	Becton, Dickinson & Co., 2.68%, 12/15/19	630,476
1,000,000	Medtronic, Inc., 1.50%, 3/15/18(b)	997,738
795,000	Medtronic, Inc., 2.50%, 3/15/20(b)	796,328

		4,749,826

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services (2.1%):
$750,000	CHS/Community Health Systems, Inc., 5.13%, 8/15/18, Callable 8/15/15 @ 102.6	$768,750
2,836,980	DaVita Healthcare Partners, Inc., 3.50%, 6/24/21(c)	2,834,511
1,350,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	1,299,375
3,700,000	DaVita HealthCare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	3,637,563
4,675,000	DaVita, Inc., 5.75%, 8/15/22, Callable 8/15/17 @ 102.88^	4,955,500
7,009,810	HCA, Inc., 2.94%, 3/31/17(c)	7,009,809
325,000	HCA, Inc., 8.00%, 10/1/18^	377,000
350,000	Omnicare, Inc., 5.00%, 12/1/24, Callable 9/1/24 @ 100	376,250
470,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	469,160
200,000	WellCare Health Plans, Inc., 5.75%, 11/15/20, Callable 11/15/16 @ 102.88^	208,000

		21,935,918

Health Care Services (0.2%):
1,417,000	Fresenius Medical Care, 5.63%, 7/31/19^(b)	1,533,903
725,000	Fresenius Medical Care, 5.88%, 1/31/22(b)	768,500

		2,302,403

Health Care Technology (0.0%):
325,000	IMS Health, Inc., 6.00%, 11/1/20, Callable 11/1/15 @ 103^(b)	334,750

Hotels, Restaurants & Leisure (0.4%):
200,000	Cedar Fair LP, 5.25%, 3/15/21, Callable 3/15/16 @ 103.94	205,500
783,333	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(c)	783,459
2,150,000	Hilton Worldwide Finance LLC, 5.63%, 10/15/21, Callable 10/15/16 @ 102.81	2,233,205
750,000	Wendy’s International LLC, 3.25%, 5/15/19(c)	750,000

		3,972,164

Insurance (0.1%):
740,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	737,010

Internet & Catalog Retail (0.2%):
1,305,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100	1,313,174
650,000	Amazon.com, Inc., 3.80%, 12/5/24, Callable 9/5/24 @ 100	652,432

		1,965,606

IT Services (0.1%):
810,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	808,446

Machinery (0.1%):
125,000	Case New Holland, Inc., 7.88%, 12/1/17	136,875
550,000	Xylem, Inc., 3.55%, 9/20/16	564,213

		701,088

Continued

4

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media (1.4%):
$600,000	Cablevision Systems Corp., 7.75%, 4/15/18^	$648,000
1,400,000	Cequel Communications Holdings I LLC, 6.38%, 9/15/20, Callable 9/15/20 @ 105^(b)	1,390,550
500,000	Charter Communications Operating LLC, 0.00%, 7/1/20(c)	494,107
250,000	Dish DBS Corp., 4.63%, 7/15/17^	257,500
250,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 2/1/17 @ 102.94	258,750
270,000	Lamar Media Corp., 5.00%, 5/1/23, Callable 5/1/18 @ 102.5	266,625
1,751,000	Metropcs Wireless, Inc., 6.63%, 11/15/20, Callable 11/15/15 @ 103.31	1,821,040
74,803	Univision Communications, Inc., 4.00%, 3/1/20(c)	74,336
1,600,000	Univision Communications, Inc., 8.50%, 5/15/21, Callable 5/15/21 @ 104.25(b)	1,684,000
4,709,000	Univision Communications, Inc., 6.75%, 9/15/22, Callable 9/15/17 @ 103.38(b)	4,979,767
1,700,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(b)	1,649,000

		13,523,675

Multiline Retail (0.1%):
75,000	Amerigas Finance Corp. LLC, 6.75%, 5/20/20, Callable 5/20/16 @ 103.38	78,938
525,000	Amerigas Finance Corp. LLC, 7.00%, 5/20/22, Callable 5/20/17 @ 103.5	556,500

		635,438

Multi-Utilities (0.2%):
725,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	721,826
750,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/25, Callable 11/1/24 @ 100^	746,867
450,000	CMS Energy Corp., 8.75%, 6/15/19	554,594

		2,023,287

Oil, Gas & Consumable Fuels (6.0%):
500,000	Chesapeake Energy Corp., 3.25%, 3/15/16, Callable 8/10/15 @ 100^	498,125
525,000	Chesapeake Energy Corp., 3.53%, 4/15/19, Callable 8/10/15 @ 101(c)	480,375
1,435,000	Chevron Corp., 1.37%, 3/2/18	1,434,399
170,000	Chevron Corp., 0.45%, 3/2/18(c)	169,410
4,100,000	Concho Resources, Inc., 7.00%, 1/15/21, Callable 1/15/16 @ 103.5	4,289,625
1,625,000	Concho Resources, Inc., 6.50%, 1/15/22, Callable 1/15/17 @ 103.25^	1,694,063
550,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 102.75^	547,250
1,375,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 102.75	1,375,000
700,000	CONSOL Energy, Inc., 5.88%, 4/15/22, Callable 4/15/17 @ 104.41	595,000

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$750,000	Diamondback Energy, Inc., 7.63%, 10/1/21, Callable 10/1/16 @ 105.72	$802,500
500,000	Energy Transfer Partners LP, 4.15%, 10/1/20, Callable 8/1/20 @ 100	513,880
550,000	Energy Transfer Partners LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100^	559,349
210,000	EQT Corp., 6.50%, 4/1/18	230,167
350,000	EQT Corp., 8.13%, 6/1/19	409,686
2,475,000	EQT Corp., 4.88%, 11/15/21	2,608,007
5,740,000	Exxon Mobil Corp., 0.33%, 3/1/18(c)	5,730,654
4,175,000	MarkWest Energy Partners LP, 5.50%, 2/15/23, Callable 8/15/17 @ 102.75	4,284,594
4,975,000	MarkWest Energy Partners LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	4,875,499
2,725,000	MarkWest Energy Partners LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	2,663,688
2,350,000	Range Resources Corp., 6.75%, 8/1/20, Callable 8/1/15 @ 103.38^	2,426,375
4,625,000	Range Resources Corp., 5.75%, 6/1/21, Callable 6/1/16 @ 102.88^	4,752,188
5,250,000	Range Resources Corp., 5.00%, 8/15/22, Callable 2/15/17 @ 102.5^	5,144,999
5,925,000	Range Resources Corp., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5^	5,806,499
875,000	SM Energy Co., 6.50%, 11/15/21, Callable 11/15/16 @ 103.25^	912,188
1,950,000	Targa Resources Partners LP, 5.00%, 1/15/18, Callable 10/15/17 @ 100(b)	1,993,875
375,000	Targa Resources Partners LP, 4.13%, 11/15/19, Callable 11/15/16 @ 102.06(b)	371,250
1,350,000	Targa Resources Partners LP, 6.88%, 2/1/21, Callable 2/1/16 @ 103.44	1,400,625
1,050,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/1/17 @ 102.63	1,039,500
2,100,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	1,942,500
725,000	WPX Energy, Inc., 5.25%, 1/15/17	741,313

		60,292,583

Pharmaceuticals (0.5%):
785,000	Eli Lilly & Co., 1.25%, 3/1/18	782,837
405,000	Johnson & Johnson, 1.13%, 11/21/17	405,002
305,000	Johnson & Johnson, 3.38%, 12/5/23	316,518
705,000	Merck & Co., Inc., 0.40%, 2/10/17(c)	705,367
1,490,000	Merck & Co., Inc., 0.65%, 2/10/20(c)	1,482,199
200,000	Novartis Capital Corp., 3.40%, 5/6/24	202,951
830,000	Roche Holding, Inc., 3.35%, 9/30/24, Callable 6/30/24 @ 100(b)	837,935

		4,732,809

Real Estate Investment Trusts (REITs) (0.4%):
525,000	American Tower Corp., 5.00%, 2/15/24	554,999
500,000	DE Master Blenders, 4.25%, 7/2/21	558,165
2,725,000	DE Master Blenders, 4.25%, 7/2/21	2,711,375

		3,824,539

Continued

5

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Management & Development (0.1%):
$750,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 103	$757,500

Specialty Retail (0.5%):
390,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	382,124
125,000	Group 1 Automotive, Inc., 5.00%, 6/1/22, Callable 6/1/17 @ 103.75	124,375
1,775,000	L Brands, Inc., 6.90%, 7/15/17	1,934,749
250,000	L Brands, Inc., 8.50%, 6/15/19	294,843
250,000	L Brands, Inc., 7.00%, 5/1/20^	283,125
500,000	L Brands, Inc., 6.63%, 4/1/21	549,690
525,000	L Brands, Inc., 5.63%, 2/15/22	552,563
350,000	Penske Automotive Group, Inc., 5.38%, 12/1/24, Callable 12/1/19 @ 102.69	354,375

		4,475,844

Textiles, Apparel & Luxury Goods (0.2%):
1,095,000	Hanesbrands, Inc., 6.38%, 12/15/20, Callable 12/15/15 @ 103.19	1,144,275
725,000	Levi Strauss & Co., 6.88%, 5/1/22, Callable 5/1/17 @ 103.44	773,938

		1,918,213

Wireless Telecommunication Services (1.0%):
1,050,000	Crown Castle International Corp., 4.88%, 4/15/22^	1,060,500
725,000	Crown Castle International Corp., 5.25%, 1/15/23	730,256
750,000	SBA Communications Corp., 5.63%, 10/1/19, Callable 10/1/16 @ 102.81	780,000
1,850,000	SBA Communications Corp., 5.75%, 7/15/20, Callable 7/15/16 @ 102.88	1,919,375
750,000	Sprint Communications, Inc., 9.00%, 11/15/18^(b)	846,945
4,085,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 4/28/16 @ 103.27	4,276,954

		9,614,030

Total Corporate Bonds (Cost $224,343,209)		222,235,381

Foreign Bonds (0.2%):
Containers & Packaging (0.0%):
750,000	Rexam plc, 6.75%, 6/29/67, Callable 6/29/17 @ 100+(c)	846,478

Wireless Telecommunication Services (0.2%):
381,225	Lynx I Corp., 6.00%, 4/15/21, Callable 4/15/17 @ 103+	622,858
500,000	UPC Holding BV, 6.38%, 9/15/22, Callable 9/15/17 @ 103.19+(b)	597,759

		1,220,617

Total Foreign Bonds (Cost $2,240,169)		2,067,095

Notional Amount or Principal Amount		Fair Value
Yankee Dollars (2.4%):
Banks (0.1%):
$1,225,000	KFW, Series G, 0.50%, 4/19/16	$1,225,845

Diversified Telecommunication Services (0.1%):
530,000	Telesat Canada, 6.00%, 5/15/17, Callable 8/10/15 @ 101.5(b)	538,613

Media (0.2%):
650,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(b)	662,594
950,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06(b)	992,750

		1,655,344

Oil, Gas & Consumable Fuels (0.2%):
360,000	Canadian Natural Resources, 1.75%, 1/15/18	357,566
2,295,000	Shell International Finance BV, 0.73%, 5/11/20(c)	2,285,145

		2,642,711

Semiconductors & Semiconductor Equipment (0.6%):
2,575,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18(b)	2,594,313
1,150,000	NXP Funding BV/NXP Funding LLC, 5.75%, 2/15/21, Callable 2/15/17 @ 102.88(b)	1,196,000
1,400,000	NXP Funding BV/NXP Funding LLC, 5.75%, 3/15/23, Callable 3/15/18 @ 100(b)	1,456,000

		5,246,313

Wireless Telecommunication Services (1.2%):
3,960,000	UPCB Finance V, Ltd., 7.25%, 11/15/21, Callable 11/15/16 @ 103.63(b)	4,276,800
6,030,000	UPCB Finance VI, Ltd., 6.88%, 1/15/22, Callable 1/15/17 @ 103.44(b)	6,421,949
1,260,000	Virgin Media Secured Finance plc, 5.38%, 4/15/21, Callable 4/15/17 @ 103(b)	1,297,800
Wireless Telecommunication Services, continued
275,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/26 @ 102.63(b)	265,719

		12,262,268

Total Yankee Dollars (Cost $23,564,388)		23,571,094

Securities Held as Collateral for Securities on Loan (7.5%):
74,171,367	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	74,171,367

Total Securities Held as Collateral for Securities on Loan (Cost $74,171,367)		74,171,367

Continued

6

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Unaffiliated Investment Company (12.0%):
118,819,792	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(e)	$118,819,792

Total Unaffiliated Investment Company (Cost $118,819,792)		118,819,792

Total Investment Securities (Cost $1,016,690,505)(f) — 108.0%		1,070,279,604
Net other assets (liabilities) — (8.0)%		(79,166,253)

Net Assets — 100.0%		$991,113,351

Percentages indicated are based on net assets as of June 30, 2015.

MTN—Medium Term Note

#	Security issued in connection with a pending litigation settlement.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $72,654,226.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.00% of the net assets of the fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Variable rate security. The rate presented represents the rate in effect at June 30, 2015. The date presented represents the final maturity date.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(e)	The rate represents the effective yield at June 30, 2015.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

7

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Over-the-counter options written as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Altria Group, Inc.	Citibank	Call	USD	55.00	01/15/16	653	$(45,029)
American Tower Corp.	Citibank	Call	USD	105.00	01/15/16	36	(5,061)
American Tower Corp.	Citibank	Call	USD	110.00	01/15/16	61	(4,776)
American Tower Corp.	Citibank	Call	USD	115.00	01/15/16	73	(3,171)
Comcast Corp.	Citibank	Call	USD	65.00	01/15/16	198	(31,710)
Comcast Corp.	Citibank	Call	USD	70.00	01/15/16	148	(8,554)
CVS Health Corp.	Morgan Stanley	Call	USD	90.00	01/15/16	126	(199,538)
CVS Health Corp.	Morgan Stanley	Call	USD	95.00	01/15/16	126	(147,809)
CVS Health Corp.	Citibank	Call	USD	110.00	01/15/16	236	(68,062)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	60.00	01/15/16	315	(268,962)
Lowe’s Cos., Inc.	Morgan Stanley	Call	USD	75.00	01/15/16	119	(15,740)
Mondelez International, Inc.	Citibank	Call	USD	45.00	01/15/16	194	(17,909)
Pentair plc	Citibank	Call	USD	70.00	11/20/15	24	(8,261)
PepsiCo, Inc.	Morgan Stanley	Call	USD	100.00	01/15/16	177	(26,439)
PepsiCo, Inc.	Morgan Stanley	Call	USD	105.00	01/15/16	108	(7,010)
PepsiCo, Inc.	Morgan Stanley	Call	USD	110.00	01/15/16	184	(5,091)
Pfizer, Inc.	Citibank	Call	USD	30.00	01/15/16	721	(280,181)
The Boeing Co.	Citibank	Call	USD	140.00	01/15/16	16	(11,371)
Thermo Fisher Scientific, Inc.	Citibank	Call	USD	150.00	01/15/16	143	(21,666)
Time Warner Cable, Inc.	Citibank	Call	USD	180.00	01/15/16	25	(20,375)
UnitedHealth Group, Inc.	Citibank	Call	USD	100.00	01/15/16	102	(243,499)
UnitedHealth Group, Inc.	Citibank	Call	USD	105.00	01/15/16	102	(201,115)
Visa, Inc.	Citibank	Call	USD	75.00	01/15/16	357	(47,481)

Total							$(1,688,810)

Exchange-traded options written as of June 30, 2015 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Google, Inc.	Call	USD	590.00	01/15/16	47	$(50,995)
Google, Inc.	Call	USD	590.00	01/15/16	12	(18,960)
Visa, Inc.	Call	USD	70.00	01/15/16	176	(50,160)
Visa, Inc.	Call	USD	75.00	01/15/16	180	(23,940)

Total						$(144,055)

See accompanying notes to the financial statements.

8

AZL T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$1,016,690,505

Investment securities, at value*	$1,070,279,604
Interest and dividends receivable	3,698,462
Receivable for capital shares issued	1,149,885
Receivable for investments sold	1,397,967
Reclaims receivable	54,283
Prepaid expenses	1,111

Total Assets	1,076,581,312

Liabilities:
Cash overdraft	1
Payable for investments purchased	8,284,780
Payable for capital shares redeemed	320,321
Written Options (Premiums received $1,091,353)	1,832,865
Payable for collateral received on loaned securities	74,171,367
Manager fees payable	568,556
Administration fees payable	25,419
Distribution fees payable	203,056
Custodian fees payable	13,396
Administrative and compliance services fees payable	1,172
Trustee fees payable	7,423
Other accrued liabilities	39,605

Total Liabilities	85,467,961

Net Assets	$991,113,351

Net Assets Consist of:
Capital	$868,836,004
Accumulated net investment income/(loss)	9,943,177
Accumulated net realized gains/(losses) from investment transactions	59,485,020
Net unrealized appreciation/(depreciation) on investments	52,849,150

Net Assets	$991,113,351

Shares of beneficial interest (unlimited number of shares authorized, no par value)	60,225,698
Net Asset Value (offering and redemption price per share)	$16.46

*	Includes securities on loan of $72,654,226.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Interest	$4,219,885
Dividends	4,208,026
Income from securities lending	77,052
Foreign withholding tax	(21,043)

Total Investment Income	8,483,920

Expenses:
Manager fees	3,385,279
Administration fees	128,826
Distribution fees	1,128,426
Custodian fees	24,281
Administrative and compliance services fees	6,036
Trustee fees	24,228
Professional fees	24,701
Shareholder reports	21,907
Other expenses	12,055

Total expenses before reductions	4,755,739
Less expenses voluntarily waived/reimbursed by the Manager	(225,692)

Net expenses	4,530,047

Net Investment Income/(Loss)	3,953,873

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	21,924,469
Net realized gains/(losses) on futures contracts	2,696,659
Net realized gains/(losses) on options contracts	1,012,142
Net realized gains/(losses) on forward currency contracts	167,078
Change in net unrealized appreciation/depreciation on investments	(559,077)

Net Realized/Unrealized Gains/(Losses) on Investments	25,241,271

Change in Net Assets Resulting From Operations	$29,195,144

See accompanying notes to the financial statements.

9

Statements of Changes in Net Assets

	AZL T. Rowe Price Capital Appreciation Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,953,873	$5,890,655
Net realized gains/(losses) on investment transactions	25,800,348	33,869,107
Change in unrealized appreciation/depreciation on investments	(559,077)	31,445,254

Change in net assets resulting from operations	29,195,144	71,205,016

Dividends to Shareholders:
From net investment income	—	(2,093,311)
From net realized gains	—	(66,596,069)

Change in net assets resulting from dividends to shareholders	—	(68,689,380)

Capital Transactions:
Proceeds from shares issued	208,800,938	271,387,641
Proceeds from dividends reinvested	—	68,689,380
Value of shares redeemed	(34,453,014)	(74,270,125)

Change in net assets resulting from capital transactions	174,347,924	265,806,896

Change in net assets	203,543,068	268,322,532
Net Assets:
Beginning of period	787,570,283	519,247,751

End of period	$991,113,351	$787,570,283

Accumulated net investment income/(loss)	$9,943,177	$5,989,304

Share Transactions:
Shares issued	12,805,045	16,855,919
Dividends reinvested	—	4,492,438
Shares redeemed	(2,099,846)	(4,617,286)

Change in shares	10,705,199	16,731,071

See accompanying notes to the financial statements.

10

AZL T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.90		$15.84	$12.29		$10.98	$11.57	$10.59

Investment Activities:
Net Investment Income/(Loss)	0.04		0.11	0.07		0.13	0.09	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	0.52		1.69	3.60		1.22	(0.58)	1.10

Total from Investment Activities	0.56		1.80	3.67		1.35	(0.49)	1.24

Dividends to Shareholders From:
Net Investment Income	—		(0.06)	(0.12)		(0.04)	(0.10)	(0.26)
Net Realized Gains	—		(1.68)	—		—	—	—

Total Dividends	—		(1.74)	(0.12)		(0.04)	(0.10)	(0.26)

Net Asset Value, End of Period	$16.46		$15.90	$15.84		$12.29	$10.98	$11.57

Total Return(a)	3.52	%(b)	11.77%	29.94	%(c)	12.32%	(4.20)%	12.05%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$991,113		$787,570	$519,248		$420,994	$364,642	$425,305
Net Investment Income/(Loss)(d)	0.88%		0.93%	0.44%		1.14%	0.71%	0.55%
Expenses Before Reductions(d) (e)	1.05%		1.05%	1.06%		1.07%	1.10%	1.08%
Expenses Net of Reductions(d)	1.00%		1.00%	1.01%		1.02%	1.06%	1.03%
Portfolio Turnover Rate	39	%(b)	72%	122	%(f)	24%	11%	14%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2013, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the return was 0.10%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Effective November 15, 2013, the Subadviser changed from Davis Selected Advisors, LP to T. Rowe Price Associates, Inc. Costs of purchase and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to higher portfolio turnover rate for the year ended December 31, 2013 as compared to prior years.

See accompanying notes to the financial statements.

11

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $71.1 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $7,632 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2015, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund had no forward currency contracts outstanding as of June 30, 2015. The monthly average amount for these contracts was $2.3 million for the period ended June 30, 2015.

Futures Contracts

During the period ended June 30, 2015, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The Fund had no futures contracts outstanding as of June 30, 2015. The monthly average notional amount for these contracts was $5.8 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2015, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

13

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2015:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2014	(9,063)	$(2,178,591)
Options written	(3,383)	(768,030)
Options exercised	—	—
Options expired	—	—
Options closed	7,787	1,855,268

Options outstanding at June 30, 2015	(4,659)	$(1,091,353)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Equity Contracts	Investment securities, at value (purchased options)	$—	Written options	$1,832,865

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Risk Exposure
Equity Contracts	Net realized gains/(losses) on options contracts / Change in unrealized appreciation/depreciation on investments	$1,012,142	$1,683,989
Equity Contracts	Net realized gains/(losses) on futures contracts / Change in unrealized appreciation/depreciation on investments	2,696,659	(487,022)
Foreign Currency Risk Exposure
Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts / Change in unrealized appreciation/depreciation on investments	167,078	(9,817)

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2015. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015.

14

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

As of June 30, 2015, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Option contracts	$—	$1,832,865
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	1,832,865
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(144,055)

Total assets and liabilities subject to a MNA	$—	$1,688,810

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2015:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Citibank	$1,018,220	$—	$—	$—	$1,018,220
Morgan Stanley	670,590	—	—	—	670,590

Total	$1,688,810	$—	$—	$—	$1,688,810

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with T. Rowe Price Associates, Inc. (“T. Rowe Price”), T. Rowe Price provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to November 15, 2013, the Fund was subadvised by Davis Selected Advisors, L.P. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL T. Rowe Price Capital Appreciation Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

15

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $4,522 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

16

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Asset Backed Securities	$—	$1,344,049	$1,344,049
Common Stocks
Beverages	8,363,264	1,464,028	9,827,292
All Other Common Stocks+	594,261,663	—	594,261,663
Convertible Bonds	—	733,993	733,993
Convertible Preferred Stocks+	21,465,080	—	21,465,080
Corporate Bonds+	—	222,235,381	222,235,381
Foreign Bonds+	—	2,067,095	2,067,095
Preferred Stocks+	1,782,798	—	1,782,798
Yankee Dollars+	—	23,571,094	23,571,094
Securities Held as Collateral for Securities on Loan	—	74,171,367	74,171,367
Unaffiliated Investment Company	118,819,792	—	118,819,792

Total Investment Securities	$744,692,597	$325,587,007	$1,070,279,604

Other Investment Securities*
Written Call Opitons	92,504	(834,016)	(741,512)

Total Investments	$744,785,101	$324,752,991	$1,069,538,092

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL T. Rowe Price Capital Appreciation Fund	$464,385,460	$313,523,366

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $1,017,230,978. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$63,057,851
Unrealized depreciation	(10,009,225)

Net unrealized appreciation/(depreciation)	$53,048,626

17

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund	$2,039,311	$66,596,069	$68,635,380

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL T. Rowe Price Capital Appreciation Fund	$25,091,405	$15,957,542	$—	$52,033,256	$93,082,203

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® Wells Fargo Large Cap Growth Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Wells Fargo Large Cap Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Wells Fargo Large Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Wells Fargo Large Cap Growth Fund	$1,000.00	$1,031.10	$5.09	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Wells Fargo Large Cap Growth Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	30.4%
Consumer Discretionary	25.4
Health Care	18.2
Industrials	10.0
Consumer Staples	4.6
Financials	4.1
Materials	3.8
Energy	2.5

Total Common Stocks	99.0
Securities Held as Collateral for Securities on Loan	6.2
Money Market	1.3

Total Investment Securities	106.5
Net other assets (liabilities)	(6.5)

Net Assets	100.0%

1

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (2.1%):
8,230	Boeing Co. (The)	$1,141,666
8,210	United Technologies Corp.	910,735

		2,052,401

Airlines (0.7%):
21,330	Southwest Airlines Co.	705,810

Auto Components (0.7%):
7,900	Delphi Automotive plc	672,211

Biotechnology (10.3%):
13,840	Alexion Pharmaceuticals, Inc.*	2,501,856
4,500	Biogen Idec, Inc.*	1,817,730
13,250	Celgene Corp.*	1,533,489
13,990	Gilead Sciences, Inc.	1,637,949
3,030	Medivation, Inc.*	346,026
3,890	Regeneron Pharmaceuticals, Inc.*	1,984,405

		9,821,455

Capital Markets (2.5%):
6,520	Ameriprise Financial, Inc.	814,544
42,450	TD Ameritrade Holding Corp.	1,563,009

		2,377,553

Chemicals (3.8%):
12,260	Ecolab, Inc.	1,386,238
5,430	Monsanto Co.	578,784
14,300	Praxair, Inc.	1,709,565

		3,674,587

Communications Equipment (0.5%):
7,560	QUALCOMM, Inc.	473,483

Consumer Finance (1.1%):
18,200	Discover Financial Services	1,048,684

Energy Equipment & Services (0.5%):
5,690	Schlumberger, Ltd.	490,421

Food & Staples Retailing (2.7%):
14,070	Costco Wholesale Corp.	1,900,295
6,380	CVS Health Corp.	669,134

		2,569,429

Health Care Equipment & Supplies (1.6%):
1,170	Intuitive Surgical, Inc.*	566,865
13,510	Medtronic plc	1,001,091

		1,567,956

Health Care Providers & Services (1.3%):
12,070	AmerisourceBergen Corp.	1,283,524

Health Care Technology (1.4%):
19,210	Cerner Corp.*	1,326,643

Hotels, Restaurants & Leisure (5.8%):
2,620	Chipotle Mexican Grill, Inc.*	1,585,074
25,550	Hilton Worldwide Holdings, Inc.*	703,903
17,410	Marriott International, Inc., Class A^	1,295,130
36,300	Starbucks Corp.	1,946,224

		5,530,331

Household Products (0.6%):
8,850	Colgate-Palmolive Co.	578,879

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (2.1%):
8,370	3M Co.	$1,291,491
8,570	Danaher Corp.	733,506

		2,024,997

Internet & Catalog Retail (3.0%):
3,700	Amazon.com, Inc.*	1,606,133
700	Netflix, Inc.*	459,858
740	Priceline Group, Inc. (The)*	852,014

		2,918,005

Internet Software & Services (8.4%):
12,160	Akamai Technologies, Inc.*	849,011
35,410	Facebook, Inc., Class A*	3,036,938
3,750	Google, Inc., Class C*	1,951,913
3,990	Google, Inc., Class A*	2,154,759

		7,992,621

IT Services (7.2%):
8,980	Accenture plc, Class A	869,084
7,110	Alliance Data Systems Corp.*	2,075,693
24,310	MasterCard, Inc., Class A	2,272,499
24,500	Visa, Inc., Class A	1,645,175

		6,862,451

Life Sciences Tools & Services (0.4%):
5,360	Quintiles Transnational Holdings, Inc.*	389,190

Media (2.9%):
16,920	CBS Corp., Class B	939,060
16,280	Walt Disney Co. (The)	1,858,199

		2,797,259

Multiline Retail (3.7%):
28,230	Dollar Tree, Inc.*	2,229,888
17,460	Nordstrom, Inc.	1,300,770

		3,530,658

Oil, Gas & Consumable Fuels (2.0%):
12,880	Concho Resources, Inc.*	1,466,517
2,970	Pioneer Natural Resources Co.	411,909

		1,878,426

Personal Products (1.3%):
13,920	Estee Lauder Co., Inc. (The), Class A	1,206,307

Pharmaceuticals (3.2%):
4,491	Allergan plc*	1,362,839
4,380	Mylan NV*	297,227
7,600	Perrigo Co. plc	1,404,709

		3,064,775

Real Estate Investment Trusts (REITs) (0.5%):
4,920	American Tower Corp.	458,987

Road & Rail (3.9%):
2,680	Canadian Pacific Railway, Ltd.	429,416
8,980	Kansas City Southern	818,976
7,640	Norfolk Southern Corp.	667,430
19,950	Union Pacific Corp.	1,902,632

		3,818,454

Continued

2

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (3.6%):
19,560	ARM Holdings plc, ADR	$963,721
29,090	Microchip Technology, Inc.^	1,379,593
20,910	Texas Instruments, Inc.	1,077,074

		3,420,388

Software (7.1%):
12,590	Adobe Systems, Inc.*	1,019,915
47,660	Microsoft Corp.	2,104,189
21,160	Salesforce.com, Inc.*	1,473,371
15,030	ServiceNow, Inc.*^	1,116,879
11,180	Splunk, Inc.*^	778,352
2,410	VMware, Inc., Class A*	206,633

		6,699,339

Specialty Retail (5.3%):
25,160	CarMax, Inc.*^	1,665,844
7,570	O’Reilly Automotive, Inc.*	1,710,669
19,480	Tractor Supply Co.	1,752,030

		5,128,543

Technology Hardware, Storage & Peripherals (3.6%):
27,640	Apple, Inc.	3,466,747

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (4.0%):
19,480	Nike, Inc., Class B	$2,104,229
25,440	VF Corp.	1,774,186

		3,878,415

Trading Companies & Distributors (1.2%):
4,870	W.W. Grainger, Inc.^	1,152,486

Total Common Stocks (Cost $79,834,360)		94,861,415

Securities Held as Collateral for Securities on Loan (6.2%):
$5,980,739	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	5,980,739

Total Securities Held as Collateral for Securities on Loan (Cost $5,980,739)		5,980,739

Unaffiliated Investment Company (1.3%):
1,228,807	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	1,228,807

Total Unaffiliated Investment Company (Cost $1,228,807)		1,228,807

Total Investment Securities (Cost $87,043,906)(c) — 106.5%		102,070,961
Net other assets (liabilities) — (6.5)%		(6,207,665)

Net Assets — 100.0%		$95,863,296

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $5,874,069.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(b)	The rate represents the effective yield at June 30, 2015.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Wells Fargo Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$87,043,906

Investment securities, at value*	$102,070,961
Interest and dividends receivable	33,549
Receivable for investments sold	882,627
Prepaid expenses	174

Total Assets	102,987,311

Liabilities:
Payable for investments purchased	1,053,729
Payable for collateral received on loaned securities	5,980,739
Manager fees payable	56,300
Administration fees payable	3,027
Distribution fees payable	20,107
Custodian fees payable	3,182
Administrative and compliance services fees payable	159
Trustee fees payable	1,063
Other accrued liabilities	5,709

Total Liabilities	7,124,015

Net Assets	$95,863,296

Net Assets Consist of:
Capital	$80,961,686
Accumulated net investment income/(loss)	129,121
Accumulated net realized gains/(losses) from investment transactions	(254,562)
Net unrealized appreciation/(depreciation) on investments	15,027,051

Net Assets	$95,863,296

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,246,845
Net Asset Value (offering and redemption price per share)	$11.62

*	Includes securities on loan of $5,874,069.

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$555,091
Income from securities lending	2,562
Foreign withholding tax	(219)

Total Investment Income	557,434

Expenses:
Manager fees	394,730
Administration fees	14,464
Distribution fees	123,353
Custodian fees	3,890
Administrative and compliance services fees	694
Trustee fees	2,782
Professional fees	3,036
Shareholder reports	636
Other expenses	2,635

Total expenses before reductions	546,220
Less expenses voluntarily waived/reimbursed by the Manager	(49,341)

Net expenses	496,879

Net Investment Income/(Loss)	60,555

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(14,619)
Change in net unrealized appreciation/depreciation on investments	3,195,562

Net Realized/Unrealized Gains/(Losses) on Investments	3,180,943

Change in Net Assets Resulting From Operations	$3,241,498

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Wells Fargo Large Cap Growth Fund
	For the Six Months Ended June 30, 2015	April 28, 2014 to December 31, 2014 (a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$60,555	$9,874
Net realized gains/(losses) on investment transactions	(14,619)	(239,943)
Change in unrealized appreciation/depreciation on investments	3,195,562	11,831,489

Change in net assets resulting from operations	3,241,498	11,601,420

Dividends to Shareholders:
Capital Transactions:
Proceeds from shares issued	104,447	97,277,902
Value of shares redeemed	(9,222,320)	(7,139,651)

Change in net assets resulting from capital transactions	(9,117,873)	90,138,251

Change in net assets	(5,876,375)	101,739,671
Net Assets:
Beginning of period	101,739,671	—

End of period	$95,863,296	$101,739,671

Accumulated net investment income/(loss)	$129,121	$68,566

Share Transactions:
Shares issued	8,895	9,680,346
Shares redeemed	(789,074)	(653,322)

Change in shares	(780,179)	9,027,024

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

5

AZL Wells Fargo Large Cap Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		April 28, 2014 to December 31, 2014 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.27		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01		—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.34		1.27

Total from Investment Activities	0.35		1.27

Dividends to Shareholders From:
Net Asset Value, End of Period	$11.62		$11.27

Total Return(c)	3.11	%(d)	12.70	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$95,863		$101,740
Net Investment Income/(Loss)(e)	0.12%		0.01%
Expenses Before Reductions(e) (f)	1.11%		1.09%
Expenses Net of Reductions(e)	1.01%		0.99%
Portfolio Turnover Rate	12	%(d)	24	%(d)

(a)	Period from commencement of operations.
(b)	Represent less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

6

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Wells Fargo Large Cap Growth Fund (the “Fund”), and 35 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $5.7 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $253 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Wells Capital Management Incorporated (“Wells Capital”), Wells Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016.

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Wells Fargo Large Cap Growth Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

8

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $539 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Common Stocks+	$94,861,415	$—	$94,861,415
Securities Held as Collateral for Securities on Loan	—	5,980,739	5,980,739
Unaffiliated Investment Company	1,228,807	—	1,228,807

Total Investment Securities	$96,090,222	$5,980,739	$102,070,961

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

9

AZL Wells Fargo Large Cap Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Wells Fargo Large Cap Growth Fund	$11,819,924	$21,481,929

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $87,063,737. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$16,173,332
Unrealized depreciation	(1,166,108)

Net unrealized appreciation/(depreciation)	$15,007,224

As of the end of its tax year ended December 31, 2014, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Wells Fargo Large Cap Growth Fund	$232,691	$—	$232,691

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Wells Fargo Large Cap Growth Fund	$68,566	$—	$(232,691)	$11,824,237	$11,660,112

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9)

of the 1940 Act. As of June 30, 2015, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50%

of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date August 24, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date August 24, 2015